The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Biotechnology - 0.0%
$ 1,610,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,779,193
	Chemicals - 0.0%
1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(3)	1,350,300
	Electric - 0.1%
1,530,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	1,549,193
1,500,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	1,535,250
		3,084,443
	Healthcare - Products - 0.0%
600,000	Qiagen NV 2.50%, 09/10/2031(3)	697,289
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,539,384
	Internet - 0.0%
767,000	Uber Technologies, Inc. 0.88%, 12/01/2028	982,551
	Investment Company Security - 0.0%
1,525,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	1,434,415
	Leisure Time - 0.0%
2,276,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	2,214,840
	Lodging - 0.0%
850,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	860,623
	Machinery - Construction & Mining - 0.0%
2,100,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(2)	2,165,100
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,188,689
	Pharmaceuticals - 0.0%
925,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	1,204,350
1,276,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	1,304,710
		2,509,060
	Real Estate - 0.0%
265,569	Country Garden Holdings Co. Ltd. 0.00%, 12/31/2034(2)(3)	7,303
	Real Estate Investment Trusts - 0.0%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(1)	1,658,085
800,000	4.38%, 03/15/2027(1)	800,400
		2,458,485
	Semiconductors - 0.0%
2,046,000	Semtech Corp. 0.00%, 10/15/2030(1)(2)	2,301,415
	Software - 0.1%
2,002,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(2)	2,108,306
2,120,000	Datadog, Inc. 0.00%, 12/01/2029(2)	2,085,020
		4,193,326
	Total Convertible Bonds (cost $27,962,851)	$28,766,416
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
$ 2,430,000	7.13%, 02/15/2031(1)	$2,534,011
2,470,000	7.50%, 03/15/2033(1)	2,624,466
725,000	7.88%, 04/01/2030(1)	763,329
	Lamar Media Corp.
885,000	3.75%, 02/15/2028	868,825
2,118,000	5.38%, 11/01/2033(1)	2,112,442
2,390,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	2,433,656
		11,336,729
	Aerospace & Defense - 1.2%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(1)	10,545,023
8,925,000	5.25%, 03/26/2031(1)	9,265,416
16,929,000	5.30%, 03/26/2034(1)	17,513,106
3,185,000	5.50%, 03/26/2054(1)	3,197,377
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,725,720
2,470,000	5.15%, 05/01/2030	2,538,561
9,650,000	5.71%, 05/01/2040	9,864,632
22,970,000	5.81%, 05/01/2050	22,686,483
8,830,000	6.39%, 05/01/2031	9,581,006
4,260,000	6.86%, 05/01/2054	4,803,537
11,000,000	L3Harris Technologies, Inc. 5.25%, 06/01/2031	11,448,825
	Northrop Grumman Corp.
11,615,000	4.03%, 10/15/2047	9,387,483
18,600,000	5.20%, 06/01/2054	17,526,138
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,908
305,000	6.25%, 01/31/2034(1)	315,208
2,900,000	6.38%, 05/31/2033(1)	2,952,235
815,000	6.75%, 08/15/2028(1)	828,716
1,805,000	6.75%, 01/31/2034(1)	1,868,204
535,000	7.13%, 12/01/2031(1)	561,059
		145,658,637
	Agriculture - 0.7%
	BAT Capital Corp.
6,730,000	4.63%, 03/22/2033	6,668,360
13,245,000	5.35%, 08/15/2032	13,757,614
10,040,000	5.63%, 08/15/2035(4)	10,426,032
4,550,000	5.83%, 02/20/2031	4,829,378
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,535,174
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(3)	2,213,436
882,000	6.95%, 04/03/2026(3)	881,170
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,769,678
6,700,000	4.88%, 04/30/2035	6,694,962
10,885,000	5.13%, 02/15/2030	11,236,528
3,365,000	5.50%, 09/07/2030	3,532,696
5,200,000	6.38%, 05/16/2038	5,762,272
6,500,000	Reynolds American, Inc. 5.85%, 08/15/2045	6,399,328
		77,706,628
	Airlines - 0.0%
2,211,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	2,220,655
	Apparel - 0.1%
2,845,931	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(5)	3,131,493

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Apparel - 0.1% - (continued)
$ 3,052,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	$3,116,925
2,475,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,309,449
		8,557,867
	Auto Manufacturers - 0.3%
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	13,726,124
610,000	Ford Motor Credit Co. LLC 3.63%, 06/17/2031	563,791
17,680,000	General Motors Co. 5.35%, 04/15/2028	18,125,963
281,000	General Motors Financial Co., Inc. 6.50%, 09/30/2028, (6.50% fixed rate until 09/30/2028; 3 mo. USD Term SOFR + 3.44% thereafter)(4)(6)(7)	284,880
1,250,000	Nissan Motor Co. Ltd. 7.75%, 07/17/2032(1)	1,319,221
		34,019,979
	Auto Parts & Equipment - 0.0%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	804,717
1,225,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,267,912
1,160,000	Forvia SE 6.75%, 09/15/2033(1)	1,189,395
	Qnity Electronics, Inc.
815,000	5.75%, 08/15/2032(1)	830,252
520,000	6.25%, 08/15/2033(1)	536,689
		4,628,965
	Beverages - 0.7%
14,356,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	13,247,190
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,913,800
4,365,000	Bacardi Ltd. 5.15%, 05/15/2038(1)	4,110,264
2,395,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,443,799
9,580,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	9,861,955
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,800,000	5.25%, 04/27/2029(3)	1,790,410
714,000	5.25%, 04/27/2029(1)	710,196
	Keurig Dr. Pepper, Inc.
3,187,000	2.25%, 03/15/2031	2,851,991
4,345,000	4.05%, 04/15/2032	4,185,849
16,955,000	5.15%, 05/15/2035	16,936,194
540,000	5.20%, 03/15/2031	554,242
10,473,000	5.30%, 03/15/2034	10,658,257
		76,264,147
	Biotechnology - 0.3%
12,911,000	Amgen, Inc. 5.60%, 03/02/2043	13,007,388
688,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(3)	698,566
	Genmab AS/Genmab Finance LLC
760,000	6.25%, 12/15/2032(1)	779,029
265,000	7.25%, 12/15/2033(1)	280,465
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,175,584
12,835,000	Royalty Pharma PLC 2.20%, 09/02/2030	11,675,208
		32,616,240
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Chemicals - 0.2%
$ 535,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	$547,238
	FMC Corp.
140,000	3.45%, 10/01/2029	125,756
445,000	4.50%, 10/01/2049	277,918
	GC Treasury Center Co. Ltd.
1,918,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(6)(7)	1,937,063
1,164,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(6)(7)	1,194,392
925,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(3)	905,896
200,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(1)(8)	198,099
5,135,000	LYB International Finance III LLC 5.13%, 01/15/2031	5,161,749
2,055,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	2,069,712
	OCP SA
595,000	3.75%, 06/23/2031(3)	553,795
690,000	5.13%, 06/23/2051(3)	559,137
1,165,000	6.70%, 03/01/2036(3)	1,234,427
588,000	6.70%, 03/01/2036(1)	623,141
1,398,000	7.50%, 05/02/2054(3)	1,523,114
	Olympus Water U.S. Holding Corp.
EUR 1,055,000	6.13%, 02/15/2033(1)	1,253,327
$ 1,500,000	6.25%, 10/01/2029(1)(4)	1,467,781
3,775,000	7.25%, 02/15/2033(1)	3,760,309
1,458,000	Tronox, Inc. 9.13%, 09/30/2030(1)(4)	1,438,452
		24,831,306
	Commercial Banks - 10.5%
	Banca Transilvania SA
EUR 200,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(7)	245,835
1,405,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(3)(6)(7)	1,722,041
1,080,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(7)	1,370,988
1,990,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(7)	2,388,718
$ 836,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(7)	872,115
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,110,267
	Banco Santander SA
9,400,000	4.55%, 11/06/2030	9,407,880
7,600,000	5.13%, 11/06/2035	7,587,240
	Bank Hapoalim BM
500,000	4.72%, 07/14/2029(3)	498,822
585,000	5.25%, 01/14/2033(3)	585,000
870,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(3)	878,701

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
	Bank of America Corp.
$ 11,585,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	$10,167,191
18,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(7)	17,693,844
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	9,326,977
16,150,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	14,819,779
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(7)	9,958,756
14,500,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(7)	14,999,932
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(7)	5,544,797
	Bank of New York Mellon Corp.
12,460,000	4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(7)	12,448,649
16,800,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(7)	17,264,268
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	13,421,323
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(7)	11,688,397
	Barclays PLC
4,105,000	4.48%, 11/11/2029, (4.48% fixed rate until 11/11/2028; 6 mo. USD SOFR + 1.08% thereafter)(7)	4,130,787
5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(7)	5,612,435
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(7)	14,922,103
13,325,000	5.79%, 02/25/2036, (5.79% fixed rate until 02/25/2035; 6 mo. USD SOFR + 1.59% thereafter)(7)	13,885,433
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(7)	14,165,343
14,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(7)	15,921,542
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
1,410,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(7)	1,539,792
1,585,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(7)	1,761,984
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
	BNP Paribas SA
$ 570,000	4.92%, 01/15/2034, (4.92% fixed rate until 01/15/2033; 6 mo. USD SOFR + 1.29% thereafter)(1)(7)	$567,121
535,000	7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(4)(6)(7)	564,284
225,000	8.00%, 08/22/2031, (8.00% fixed rate until 08/22/2031; 5 yr. USD CMT + 3.73% thereafter)(1)(6)(7)	245,117
	BPCE SA
22,490,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(7)	22,429,484
9,245,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(7)	9,651,504
5,185,000	6.03%, 05/28/2036, (6.03% fixed rate until 05/28/2035; 6 mo. USD SOFR + 1.96% thereafter)(1)(7)	5,437,240
7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	7,720,262
6,950,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(7)	7,428,927
12,190,000	CaixaBank SA 4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(1)(7)	12,317,503
EUR 800,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(7)	953,370
	Citigroup, Inc.
$ 9,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(7)	10,004,148
17,685,000	5.17%, 09/11/2036, (5.17% fixed rate until 09/11/2035; 6 mo. USD SOFR + 1.49% thereafter)(7)	17,760,174
5,000,000	5.32%, 03/26/2041, (5.32% fixed rate until 03/26/2040; 6 mo. USD SOFR + 4.55% thereafter)(7)	4,975,654
3,895,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(6)(7)	3,966,177
10,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(4)(6)(7)	10,197,543
13,555,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(6)(7)	13,847,195
	Credit Agricole SA
14,260,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(7)	14,267,187
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(7)	8,166,205
	Deutsche Bank AG
2,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(7)	2,307,073

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(7)	$12,174,449
9,980,000	4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(7)	10,096,652
11,395,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(7)	11,676,393
3,865,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	4,048,492
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(7)	3,256,546
5,732,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(7)	5,128,673
6,825,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(7)	6,822,427
6,325,000	4.94%, 10/21/2036, (4.94% fixed rate until 10/21/2035; 6 mo. USD SOFR + 1.33% thereafter)(7)	6,236,803
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(7)	7,733,222
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(7)	13,787,246
8,515,000	5.54%, 01/21/2047, (5.54% fixed rate until 01/21/2046; 6 mo. USD SOFR + 1.32% thereafter)(7)	8,387,745
27,845,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(7)	27,696,073
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(7)	14,593,729
262,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(6)(7)	277,129
870,000	Golomt Bank 11.00%, 05/20/2027(3)	903,726
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(7)	4,732,783
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(7)	23,083,847
17,625,000	5.13%, 11/06/2036, (5.13% fixed rate until 11/06/2035; 6 mo. USD SOFR + 1.43% thereafter)(7)	17,603,334
12,765,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(7)	13,141,004
19,730,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(7)	20,263,756
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(7)	8,361,216
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(7)	$4,465,973
2,250,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(7)	2,457,324
10,205,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(6)(7)	10,607,985
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(6)(7)	14,907,048
15,000,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	17,164,955
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(7)	18,377,267
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(7)	2,191,492
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(7)	5,628,515
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(7)	7,680,379
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(7)	4,094,033
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	8,672,828
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	14,251,811
6,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	6,281,165
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	7,186,410
35,420,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	35,691,869
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	20,191,332
	Lloyds Banking Group PLC
3,665,000	4.43%, 11/04/2031, (4.43% fixed rate until 11/04/2030; 1 yr. USD CMT + 0.82% thereafter)(7)	3,652,904
6,800,000	4.94%, 11/04/2036, (4.94% fixed rate until 11/04/2035; 1 yr. USD CMT + 0.97% thereafter)(7)	6,696,980
EUR 1,400,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(7)	1,643,308
	Morgan Stanley
$ 12,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	11,264,602

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	$4,437,021
35,625,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	35,427,352
11,285,000	4.49%, 01/16/2032, (4.49% fixed rate until 01/16/2031; 6 mo. USD SOFR + 0.95% thereafter)(7)	11,277,558
14,460,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(7)	14,234,773
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(7)	8,163,993
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(7)	7,518,296
22,985,000	Morgan Stanley Private Bank NA 4.47%, 11/19/2031, (4.47% fixed rate until 11/19/2030; 6 mo. USD SOFR + 1.02% thereafter)(7)	22,992,305
1,380,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(1)(4)(7)	1,424,160
	Nova Ljubljanska Banka DD
EUR 900,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(3)(7)	1,108,323
2,000,000	6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(6)(7)	2,412,067
600,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(7)	770,884
2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(7)	2,422,684
	PNC Financial Services Group, Inc.
$ 25,215,000	4.90%, 05/13/2031, (4.90% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.33% thereafter)(7)	25,751,557
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	13,641,590
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(7)	7,679,163
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(7)	15,434,660
2,205,000	5.40%, 04/10/2037, (5.40% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.60% thereafter)(1)(7)	2,194,502
4,820,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	4,842,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 13,885,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(7)	$14,342,050
271,000	8.13%, 11/21/2029, (8.13% fixed rate until 11/21/2029; 5 yr. USD CMT + 3.79% thereafter)(1)(6)(7)	289,148
	Standard Chartered PLC
7,820,000	5.24%, 01/13/2037, (5.24% fixed rate until 01/13/2036; 1 yr. USD CMT + 1.07% thereafter)(1)(7)	7,790,515
12,280,000	5.40%, 08/12/2036, (5.40% fixed rate until 08/12/2035; 1 yr. USD CMT + 1.20% thereafter)(1)(7)	12,463,670
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(7)	17,332,512
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(7)	1,433,701
11,020,000	State Street Corp. 4.78%, 10/23/2036, (4.78% fixed rate until 10/23/2035; 6 mo. USD SOFR + 1.22% thereafter)(7)	10,886,649
940,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(3)	940,416
12,240,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(7)	12,271,202
	UBS Group AG
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	6,296,724
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(7)	5,149,945
17,400,000	4.84%, 11/06/2033, (4.84% fixed rate until 11/06/2032; 6 mo. USD SOFR + 1.29% thereafter)(1)(7)	17,407,800
7,380,000	5.58%, 05/09/2036, (5.58% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.76% thereafter)(1)(7)	7,650,545
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	4,065,332
760,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(1)(6)(7)	769,351
12,538,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(6)(7)	12,743,046
324,000	7.75%, 04/12/2031, (7.75% fixed rate until 04/12/2031; 5 yr. USD ICE Swap + 4.16% thereafter)(1)(6)(7)	347,426
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(6)(7)	8,198,753
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(7)	6,764,710

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 10.5% - (continued)
	Wells Fargo & Co.
$ 29,025,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(7)	$22,398,578
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(7)	13,274,636
3,026,000	4.90%, 11/17/2045	2,733,455
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(7)	2,740,927
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(7)	12,752,962
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(7)	10,775,875
5,555,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	5,739,203
4,408,000	5.61%, 01/15/2044	4,369,350
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(7)	5,153,594
		1,220,675,995
	Commercial Services - 0.7%
	Adani Ports & Special Economic Zone Ltd.
625,000	3.10%, 02/02/2031(3)	559,682
635,000	4.20%, 08/04/2027(3)	626,931
455,000	5.00%, 08/02/2041(3)	395,105
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	5,914,617
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	498,483
GBP 1,525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	2,058,251
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	5,510,979
5,950,000	5.50%, 08/11/2032(1)	6,168,331
4,750,000	5.55%, 05/30/2033(1)	4,909,531
3,525,000	5.80%, 04/15/2034(1)	3,695,674
3,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(4)	3,086,187
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,737,465
	Block, Inc.
1,175,000	5.63%, 08/15/2030(1)	1,195,966
760,000	6.00%, 08/15/2033(1)	776,327
7,350,000	Cornell University 4.84%, 06/15/2034(4)	7,434,716
1,405,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,474,254
700,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	701,523
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(1)	2,386,055
2,725,000	8.38%, 11/15/2032(1)	2,797,665
1,125,000	Hertz Corp. 12.63%, 07/15/2029(1)	1,132,413
20,000,000	S&P Global, Inc. 4.25%, 01/15/2031(1)	19,966,117
	Service Corp. International
3,250,000	3.38%, 08/15/2030	3,040,232
140,000	5.75%, 10/15/2032	142,221
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Services - 0.7% - (continued)
$ 1,275,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	$1,300,745
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	364,442
1,530,000	3.88%, 02/15/2031	1,458,539
		79,332,451
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(1)	9,531
4,470,000	5.00%, 03/01/2030(1)	4,453,705
13,390,000	Carlisle Cos., Inc. 5.25%, 09/15/2035	13,635,871
2,350,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(6)(7)	2,463,975
	CP Atlas Buyer, Inc.
2,700,000	9.75%, 07/15/2030(1)	2,808,348
1,591,344	12.75%, 01/15/2031(1)(5)	1,466,195
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(1)	1,011,164
470,000	6.75%, 03/01/2033(1)	488,268
822,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	847,595
1,855,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	1,789,540
7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	7,562,263
		36,536,455
	Distribution/Wholesale - 0.1%
1,610,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	1,615,760
2,535,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	2,481,163
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,530,022
		7,626,945
	Diversified Financial Services - 1.8%
2,190,000	AGFC Capital Trust I 5.68%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(7)	1,439,925
365,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(6)(7)	361,602
10,000,000	Apollo Global Management, Inc. 5.15%, 08/12/2035	9,958,769
3,000,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	3,142,016
	Capital One Financial Corp.
16,615,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(7)	16,504,599
9,140,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(7)	9,142,726
17,625,000	5.40%, 01/30/2037, (5.40% fixed rate until 01/30/2036; 6 mo. USD SOFR + 1.51% thereafter)(7)	17,592,823
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	16,501,063

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Diversified Financial Services - 1.8% - (continued)
$ 15,200,000	Citadel LP 6.00%, 01/23/2030(1)	$15,844,517
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(1)	905,888
2,236,000	9.25%, 12/15/2028(1)	2,343,040
	CrossCountry Intermediate HoldCo LLC
705,000	6.50%, 10/01/2030(1)	715,568
2,250,000	6.75%, 12/01/2032(1)	2,268,499
	Freedom Mortgage Holdings LLC
785,000	6.88%, 05/01/2031(1)	779,014
890,000	7.88%, 04/01/2033(1)	907,833
1,540,000	8.38%, 04/01/2032(1)	1,610,963
250,000	9.13%, 05/15/2031(1)	264,317
1,740,000	9.25%, 02/01/2029(1)	1,821,562
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(9)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	2,074,122
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,859,146
3,000,000	4.95%, 06/15/2052	2,757,300
6,000,000	5.20%, 06/15/2062	5,480,041
6,435,000	5.25%, 06/15/2031	6,729,852
1,370,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	1,420,402
	Muthoot Finance Ltd.
1,197,000	6.38%, 04/23/2029(1)	1,224,692
945,000	6.38%, 04/23/2029(3)	966,862
805,000	6.38%, 03/02/2030(1)	825,757
475,000	7.13%, 02/14/2028(1)	486,513
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,433,761
5,000,000	5.55%, 02/15/2034	5,226,065
25,860,000	5.95%, 08/15/2053	26,771,331
1,375,000	Nationstar Mortgage Holdings, Inc. 7.13%, 02/01/2032(1)	1,361,250
	OneMain Finance Corp.
2,534,000	5.38%, 11/15/2029	2,527,324
1,500,000	6.13%, 05/15/2030	1,529,092
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	846,828
335,000	5.75%, 09/15/2031(1)	330,833
575,000	6.88%, 02/15/2033(1)	586,506
2,500,000	7.13%, 11/15/2030(1)	2,580,990
740,000	7.88%, 12/15/2029(1)	779,460
2,660,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,763,703
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(1)	2,042,499
861,000	6.38%, 08/01/2033(1)	893,254
450,000	6.50%, 08/01/2029(1)	462,879
580,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	584,237
484,000	Shriram Finance Ltd. 6.63%, 04/22/2027(1)	494,535
1,565,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,625,785
	Synchrony Financial
5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(7)	5,139,288
6,960,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(7)	7,058,069
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Diversified Financial Services - 1.8% - (continued)
$ 2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	$2,995,447
1,750,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,729,008
		205,691,555
	Electric - 4.2%
	Adani Electricity Mumbai Ltd.
250,000	3.87%, 07/22/2031(3)	227,147
405,000	3.95%, 02/12/2030(3)	379,338
1,065,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	1,065,000
	AES Andes SA
650,000	6.25%, 03/14/2032(1)	674,045
745,000	6.30%, 03/15/2029(1)	771,341
1,846,481	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	1,739,385
3,340,000	Alabama Power Co. 3.75%, 03/01/2045	2,629,909
2,074,296	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	1,658,363
13,385,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(7)	13,387,664
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,427,184
6,360,000	Arizona Public Service Co. 5.90%, 08/15/2055	6,474,749
938,201	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	1,025,749
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	4,289,507
$ 550,000	CenterPoint Energy, Inc. 5.95%, 04/01/2056, (5.95% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.22% thereafter)(7)	554,205
	Clearway Energy Operating LLC
2,965,000	3.75%, 02/15/2031(1)	2,776,881
315,000	3.75%, 01/15/2032(1)	289,925
2,100,000	4.75%, 03/15/2028(1)	2,098,520
430,000	5.75%, 01/15/2034(1)	431,568
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,427,313
	Consolidated Edison Co. of New York, Inc.
2,145,000	3.85%, 06/15/2046	1,678,116
3,700,000	4.45%, 03/15/2044	3,215,870
2,155,000	4.65%, 12/01/2048	1,865,862
10,000,000	5.50%, 12/01/2039	10,227,793
5,200,000	5.70%, 05/15/2054	5,176,035
715,000	Dayton Power & Light Co. 4.55%, 08/15/2030	712,262
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,179,160
21,370,000	5.00%, 06/15/2030	21,931,789
8,138,000	5.38%, 11/15/2032	8,462,693
1,385,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(7)	1,389,793
325,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	338,468
3,390,000	7.00%, 06/15/2038	3,830,745

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 4.2% - (continued)
	Duke Energy Carolinas LLC
$ 3,305,000	3.88%, 03/15/2046	$2,611,404
3,000,000	5.30%, 02/15/2040	3,021,669
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,574,593
4,392,000	3.50%, 06/15/2051	3,039,746
1,402,000	3.95%, 08/15/2047	1,078,146
2,490,000	4.95%, 09/15/2035	2,468,289
6,908,000	5.00%, 08/15/2052	6,078,021
5,025,000	Duke Energy Florida LLC 4.85%, 12/01/2035	4,990,843
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035(4)	7,470,147
	Duke Energy Progress LLC
2,730,000	4.38%, 03/30/2044	2,347,141
16,095,000	5.05%, 03/15/2035	16,306,512
	Duquesne Light Holdings, Inc.
4,243,000	2.53%, 10/01/2030(1)	3,875,932
7,265,000	2.78%, 01/07/2032(1)	6,495,786
EUR 1,415,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,763,243
$ 623,000	Emera U.S. Finance LP 2.64%, 06/15/2031	563,507
	Energo-Pro AS
EUR 1,340,000	6.45%, 04/15/2031(3)	1,579,066
1,555,000	8.00%, 05/27/2030(1)	1,958,166
$ 2,505,000	Energuate Trust 2 0 6.35%, 09/15/2035(1)	2,503,389
620,000	Entergy Arkansas LLC 4.95%, 01/15/2036	618,664
1,411,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(7)	1,416,940
	Eversource Energy
6,720,000	4.45%, 12/15/2030	6,708,834
15,925,000	5.50%, 01/01/2034	16,382,365
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(1)	2,691,793
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(1)	1,816,938
1,240,000	9.00%, 10/15/2029(3)	1,240,029
	Georgia Power Co.
4,040,000	4.30%, 03/15/2043	3,499,126
5,790,000	4.85%, 03/15/2031	5,936,293
1,885,000	Kallpa Generacion SA 5.88%, 01/30/2032(1)	1,963,228
	NextEra Energy Capital Holdings, Inc.
105,000	6.38%, 08/15/2055, (6.38% fixed rate until 05/15/2030; 5 yr. USD CMT + 2.05% thereafter)(7)	108,445
365,000	6.50%, 08/15/2055, (6.50% fixed rate until 05/15/2035; 5 yr. USD CMT + 1.98% thereafter)(7)	383,722
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,375,435
7,137,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	7,162,736
	Pacific Gas & Electric Co.
6,465,000	2.50%, 02/01/2031	5,845,556
6,110,000	3.50%, 08/01/2050	4,133,385
6,860,000	3.95%, 12/01/2047	5,114,483
1,585,000	4.00%, 12/01/2046	1,192,038
7,270,000	4.50%, 07/01/2040	6,325,276
1,041,000	4.55%, 07/01/2030	1,038,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 4.2% - (continued)
$ 1,356,000	4.75%, 02/15/2044	$1,152,933
24,845,000	4.95%, 07/01/2050	21,068,582
5,235,000	5.05%, 10/15/2032	5,275,668
5,508,000	5.25%, 03/01/2052	4,815,703
2,320,000	5.80%, 05/15/2034	2,406,654
7,100,000	6.40%, 06/15/2033	7,650,729
	PacifiCorp
802,000	2.90%, 06/15/2052	473,314
296,000	3.30%, 03/15/2051	190,209
965,000	4.13%, 01/15/2049	724,173
4,977,000	5.35%, 12/01/2053	4,388,686
2,742,000	5.50%, 05/15/2054	2,470,480
5,550,000	5.75%, 04/01/2037	5,631,356
1,705,000	5.80%, 01/15/2055	1,605,794
863,000	6.25%, 10/15/2037	906,139
7,388,000	Pinnacle West Capital Corp. 5.15%, 05/15/2030	7,609,565
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,462,837
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,700,433
10,915,000	4.22%, 03/15/2032	10,488,419
1,825,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	1,763,659
	Sempra
5,300,000	3.80%, 02/01/2038	4,552,352
11,380,000	6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(7)	11,642,287
	Southern California Edison Co.
622,000	2.75%, 02/01/2032	558,045
4,500,000	3.60%, 02/01/2045	3,240,043
81,000	3.65%, 02/01/2050	56,552
4,845,000	3.90%, 03/15/2043	3,737,072
8,353,000	4.00%, 04/01/2047	6,306,103
885,000	4.13%, 03/01/2048	677,642
3,000,000	4.50%, 09/01/2040	2,617,576
1,990,000	5.45%, 06/01/2052	1,800,529
1,878,000	5.70%, 03/01/2053	1,766,607
8,433,000	5.88%, 12/01/2053	8,096,184
4,959,000	5.90%, 03/01/2055	4,786,096
1,465,000	6.20%, 09/15/2055	1,475,354
	Southern Co.
10,785,000	4.85%, 03/15/2035	10,640,055
530,000	6.38%, 03/15/2055, (6.38% fixed rate until 12/15/2034; 5 yr. USD CMT + 2.07% thereafter)(7)	552,760
	Termocandelaria Power SA
1,005,000	7.75%, 09/17/2031(1)	1,042,507
265,000	7.75%, 09/17/2031(3)	274,890
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,277,049
7,130,000	3.80%, 09/15/2047	5,471,503
9,250,000	4.90%, 09/15/2035	9,192,864
5,705,000	5.15%, 03/15/2035	5,786,087
6,100,000	6.00%, 05/15/2037	6,544,674
565,000	Vistra Operations Co. LLC 4.70%, 01/31/2031(1)	564,208
1,512,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,531,371
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,314,053

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 4.2% - (continued)
	Zorlu Enerji Elektrik Uretim AS
$ 1,090,000	11.00%, 04/23/2030(1)	$1,015,516
200,000	11.00%, 04/23/2030(3)	186,347
		486,507,057
	Electronics - 0.1%
3,015,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,966,540
15,430,000	TD SYNNEX Corp. 2.38%, 08/09/2028	14,730,126
		17,696,666
	Energy-Alternate Sources - 0.0%
266,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(7)	278,883
	FS Luxembourg SARL
520,000	8.13%, 02/11/2036(1)	509,171
1,080,000	8.63%, 06/25/2033(1)	1,115,489
200,000	8.63%, 06/25/2033(3)	206,572
		2,110,115
	Engineering & Construction - 0.1%
3,000,000	AECOM 6.00%, 08/01/2033(1)	3,073,191
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(1)	598,808
245,000	5.13%, 08/11/2061(3)	198,254
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(3)	901,949
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(3)	1,795,536
403,000	6.25%, 11/29/2028(1)	400,861
	Sitios Latinoamerica SAB de CV
950,000	5.38%, 04/04/2032(3)	958,010
970,000	6.00%, 11/25/2029(1)	1,001,137
		8,927,746
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(1)	1,056,398
4,385,000	6.00%, 10/15/2032(1)(4)	4,265,987
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(1)	2,392,630
230,000	7.00%, 08/01/2032(1)	237,987
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(1)	480,080
1,610,000	7.88%, 07/31/2028(1)	1,986,715
$ 845,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	855,946
1,492,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,517,233
2,753,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,748,742
	Warnermedia Holdings, Inc.
1,042,000	4.28%, 03/15/2032	916,960
3,175,000	5.05%, 03/15/2042	2,230,438
315,000	5.14%, 03/15/2052	209,358
4,950,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	5,333,264
		24,231,738
	Environmental Control - 0.4%
1,855,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,895,161
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Environmental Control - 0.4% - (continued)
$ 7,545,000	Republic Services, Inc. 5.15%, 03/15/2035	$7,773,935
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,903,052
14,575,000	4.95%, 03/15/2035	14,764,953
		44,337,101
	Food - 1.1%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,500,000	5.50%, 03/31/2031(1)	1,502,653
899,000	5.75%, 03/31/2034(1)	884,143
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027(4)	1,786,798
1,190,000	8.00%, 09/15/2028(1)	1,123,067
EUR 2,575,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)(4)	2,888,610
	Bimbo Bakeries USA, Inc.
$ 560,000	6.05%, 01/15/2029(3)	585,421
200,000	6.05%, 01/15/2029(1)	209,079
7,306,000	Conagra Brands, Inc. 4.85%, 11/01/2028	7,407,879
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
11,980,000	5.50%, 01/15/2036	12,158,861
18,550,000	5.95%, 04/20/2035	19,493,082
12,585,000	6.25%, 03/01/2056	12,705,690
3,000,000	7.25%, 11/15/2053	3,398,082
9,365,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	9,621,742
605,000	MARB BondCo PLC 3.95%, 01/29/2031(3)	547,188
	Mars, Inc.
18,295,000	5.20%, 03/01/2035(1)	18,731,277
20,215,000	5.65%, 05/01/2045(1)	20,391,015
223,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	243,627
	Performance Food Group, Inc.
1,390,000	5.50%, 10/15/2027(1)	1,390,753
280,000	6.13%, 09/15/2032(1)	287,576
	Post Holdings, Inc.
2,055,000	6.25%, 10/15/2034(1)(4)	2,069,706
2,200,000	6.38%, 03/01/2033(1)	2,216,870
1,518,000	6.50%, 03/15/2036(1)	1,519,372
8,480,000	Tyson Foods, Inc. 5.70%, 03/15/2034	8,928,602
		130,091,093
	Forest Products & Paper - 0.0%
1,180,000	Inversiones CMPC SA 6.70%, 12/09/2057, (6.70% fixed rate until 06/09/2032; 5 yr. USD CMT + 2.83% thereafter)(1)(7)	1,191,800
590,000	Suzano Austria GmbH 3.75%, 01/15/2031	556,747
		1,748,547
	Gas - 0.4%
548,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(7)	569,943
1,475,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	1,580,847

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Gas - 0.4% - (continued)
	Brooklyn Union Gas Co.
$ 11,000,000	3.87%, 03/04/2029(1)	$10,856,504
8,520,000	4.87%, 08/05/2032(1)	8,448,451
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,434,624
11,410,000	5.85%, 04/01/2055	11,346,272
3,000,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	3,013,808
		47,250,449
	Healthcare - Products - 0.6%
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	9,008,058
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,346,800
	Baxter International, Inc.
5,485,000	3.13%, 12/01/2051(4)	3,450,328
9,465,000	4.90%, 12/15/2030	9,535,543
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,944,883
	Medline Borrower LP
5,161,000	3.88%, 04/01/2029(1)	5,046,014
971,000	5.25%, 10/01/2029(1)	972,678
4,875,000	Smith & Nephew PLC 5.40%, 03/20/2034	5,013,792
	Solventum Corp.
6,230,000	5.40%, 03/01/2029	6,456,316
8,900,000	5.60%, 03/23/2034	9,253,635
		69,028,047
	Healthcare - Services - 1.0%
	Centene Corp.
11,280,000	2.45%, 07/15/2028	10,613,604
1,945,000	2.50%, 03/01/2031	1,682,006
	CHS/Community Health Systems, Inc.
2,550,000	4.75%, 02/15/2031(1)	2,287,469
425,000	5.25%, 05/15/2030(1)	400,738
1,050,000	6.88%, 04/15/2029(1)	965,528
1,030,000	9.75%, 01/15/2034(1)	1,073,860
2,640,000	10.88%, 01/15/2032(1)	2,842,060
3,460,000	Cigna Group 4.88%, 09/15/2032	3,502,162
7,540,000	Elevance Health, Inc. 4.95%, 11/01/2031	7,689,633
4,690,000	HCA, Inc. 4.60%, 11/15/2032	4,646,208
1,500,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.88%, 06/15/2054(1)	1,448,892
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,462,164
1,940,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	2,015,563
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,503,965
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,545,160
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,116,221
2,669,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	2,687,183
	Tenet Healthcare Corp.
1,509,000	6.00%, 11/15/2033(1)	1,552,809
1,430,000	6.13%, 06/15/2030	1,459,328
	UnitedHealth Group, Inc.
5,615,000	5.38%, 04/15/2054	5,265,804
13,965,000	5.50%, 07/15/2044	13,729,505
4,575,000	5.95%, 02/15/2041	4,773,491
		115,263,353
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
$ 840,000	4.63%, 08/01/2029(1)	$804,542
691,000	4.63%, 04/01/2030(1)	653,851
	Century Communities, Inc.
3,150,000	3.88%, 08/15/2029(1)	2,997,788
1,580,000	6.63%, 09/15/2033(1)	1,600,178
864,000	KB Home 4.80%, 11/15/2029	860,201
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,963,323
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,839,263
950,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	975,099
		12,694,245
	Household Products - 0.1%
	Kenvue, Inc.
4,040,000	4.85%, 05/22/2032	4,123,941
5,920,000	5.05%, 03/22/2053	5,420,008
		9,543,949
	Housewares - 0.0%
2,153,000	Newell Brands, Inc. 6.63%, 05/15/2032(4)	2,108,506
	Insurance - 1.2%
	Acrisure LLC/Acrisure Finance, Inc.
550,000	6.75%, 07/01/2032(1)	563,861
3,325,000	7.50%, 11/06/2030(1)	3,442,345
2,425,000	8.50%, 06/15/2029(1)	2,535,922
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	4,399,672
5,547,000	American International Group, Inc. 4.50%, 07/16/2044	4,880,980
7,545,000	American National Global Funding 4.88%, 01/23/2031(1)	7,514,535
1,103,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(7)	1,113,931
	Asurion LLC & Asurion Co-Issuer, Inc.
3,052,000	8.00%, 12/31/2032(1)	3,188,743
945,000	8.38%, 02/01/2034(1)	955,357
630,000	Athene Global Funding 2.65%, 10/04/2031(1)	560,965
1,130,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(7)	1,132,017
11,846,000	CNO Global Funding 4.70%, 12/11/2030(1)	11,837,208
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	9,068,547
7,660,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(1)	7,809,191
530,000	Equitable Holdings, Inc. 5.59%, 01/11/2033	552,930
268,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	277,978
1,670,000	Global Atlantic Fin Co. 7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(7)	1,683,694
15,090,000	Guardian Life Global Funding 4.67%, 09/05/2032(1)	15,135,712

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Insurance - 1.2% - (continued)
$ 7,465,000	Henneman Trust 6.58%, 05/15/2055(1)	$7,805,199
	HUB International Ltd.
900,000	7.25%, 06/15/2030(1)	939,019
3,765,000	7.38%, 01/31/2032(1)	3,943,860
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	9,089,710
	Liberty Mutual Group, Inc.
282,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(7)	279,087
16,484,000	4.30%, 02/01/2061(1)	11,014,040
1,120,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(1)	1,492,160
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	13,328,592
266,000	Prudential Financial, Inc. 6.50%, 03/15/2054, (6.50% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.40% thereafter)(7)	280,049
6,480,000	RGA Global Funding 5.00%, 08/25/2032(1)	6,539,388
8,490,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	8,599,401
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(3)(7)	921,728
3,540,000	Willis North America, Inc. 4.55%, 03/15/2031	3,537,629
		144,423,450
	Internet - 1.0%
	Alphabet, Inc.
8,535,000	5.25%, 05/15/2055	8,131,909
6,960,000	5.30%, 05/15/2065	6,504,862
31,665,000	5.45%, 11/15/2055	30,882,828
	Amazon.com, Inc.
11,020,000	3.95%, 04/13/2052	8,591,507
12,300,000	4.35%, 03/20/2033	12,245,259
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,013,396
4,485,000	4.60%, 11/15/2032	4,496,224
14,800,000	4.88%, 11/15/2035	14,639,326
4,225,000	5.50%, 11/15/2045	4,062,902
9,645,000	5.60%, 05/15/2053	9,149,648
3,500,000	5.63%, 11/15/2055	3,330,189
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(6)(7)	1,655,979
1,325,000	9.75%, 04/15/2029(1)	1,484,469
EUR 1,475,000	United Group BV 6.31%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(7)	1,746,800
		110,935,298
	Investment Company Security - 0.2%
$ 485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(1)	501,319
565,000	Apollo Debt Solutions BDC 5.70%, 01/23/2031(1)	561,961
925,000	Ares Capital Corp. 5.25%, 04/12/2031	910,892
	Ares Strategic Income Fund
1,135,000	5.15%, 01/15/2031(1)	1,104,646
13,470,000	5.55%, 04/15/2031(1)	13,320,027
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Investment Company Security - 0.2% - (continued)
$ 560,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(7)	$587,440
	HPS Corporate Lending Fund
405,000	5.15%, 04/02/2029(1)	403,428
280,000	5.45%, 11/15/2030(1)	276,689
440,000	5.65%, 04/02/2031(1)	437,041
1,113,000	5.85%, 06/05/2030(1)	1,120,033
220,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	228,232
	Sixth Street Lending Partners
835,000	6.13%, 07/15/2030	854,540
235,000	6.50%, 03/11/2029	244,001
545,000	Sixth Street Specialty Lending, Inc. 6.13%, 03/01/2029(4)	561,024
		21,111,273
	Iron/Steel - 0.1%
1,453,000	ATI, Inc. 4.88%, 10/01/2029	1,448,537
1,545,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	1,567,821
	Commercial Metals Co.
1,025,000	5.75%, 11/15/2033(1)	1,042,115
1,420,000	6.00%, 12/15/2035(1)	1,450,827
915,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	908,040
		6,417,340
	IT Services - 0.6%
2,900,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	3,056,087
	Apple, Inc.
6,520,000	3.85%, 08/04/2046	5,269,922
7,280,000	3.95%, 08/08/2052	5,752,380
980,000	CACI International, Inc. 6.38%, 06/15/2033(1)	1,016,786
560,000	Dell International LLC/EMC Corp. 4.50%, 02/15/2031	558,534
1,675,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,706,214
25,050,000	IBM International Capital Pte. Ltd. 5.25%, 02/05/2044	24,112,498
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,815,164
	International Business Machines Corp.
9,170,000	4.15%, 05/15/2039	8,183,332
10,000,000	5.00%, 02/10/2032	10,266,781
433,000	McAfee Corp. 7.38%, 02/15/2030(1)	344,494
3,000,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	3,023,604
		66,105,796
	Leisure Time - 0.1%
	NCL Corp. Ltd.
1,500,000	5.88%, 01/15/2031(1)	1,504,106
1,500,000	6.25%, 09/15/2033(1)(4)	1,508,287
1,935,000	6.75%, 02/01/2032(1)(4)	1,983,000
	Viking Cruises Ltd.
1,425,000	5.88%, 10/15/2033(1)	1,444,653
1,850,000	9.13%, 07/15/2031(1)	1,973,154
		8,413,200
	Lodging - 0.1%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(3)	1,046,592
$ 1,445,000	5.05%, 01/27/2027(3)	1,419,455

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Lodging - 0.1% - (continued)
$ 555,000	6.80%, 09/09/2029(3)	$550,702
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,900,679
1,540,000	Station Casinos LLC 6.63%, 03/15/2032(1)	1,575,160
	Studio City Finance Ltd.
2,024,000	5.00%, 01/15/2029(3)	1,960,791
900,000	5.00%, 01/15/2029(1)	871,893
		15,325,272
	Machinery-Diversified - 0.3%
10,910,000	Deere & Co. 5.45%, 01/16/2035	11,487,884
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,511,180
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,741,714
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,860,793
260,000	6.30%, 02/15/2030	275,670
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	1,470,428
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,715,664
		40,063,333
	Media - 1.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.
6,380,000	4.25%, 02/01/2031(1)	5,841,178
3,960,000	4.25%, 01/15/2034(1)(4)	3,344,975
10,170,000	4.50%, 08/15/2030(1)	9,558,182
7,500,000	4.75%, 02/01/2032(1)(4)	6,850,389
1,325,000	5.00%, 02/01/2028(1)	1,317,705
175,000	7.00%, 02/01/2033(1)	176,690
875,000	7.38%, 03/01/2031(1)(4)	900,038
	Charter Communications Operating LLC/Charter Communications Operating Capital
3,400,000	2.80%, 04/01/2031	3,064,917
10,000,000	3.50%, 03/01/2042	6,943,749
550,000	3.70%, 04/01/2051	351,680
5,000,000	3.85%, 04/01/2061	3,009,110
1,484,000	3.90%, 06/01/2052	969,023
2,231,000	3.95%, 06/30/2062	1,361,789
662,000	4.40%, 12/01/2061	436,673
1,605,000	4.80%, 03/01/2050	1,216,254
10,990,000	5.38%, 05/01/2047	9,023,136
4,658,000	6.48%, 10/23/2045	4,384,013
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,636,339
4,900,000	2.99%, 11/01/2063	2,651,990
6,605,000	3.25%, 11/01/2039	5,152,944
7,000,000	3.75%, 04/01/2040	5,751,773
14,015,000	4.95%, 05/15/2032	14,331,197
850,000	Cox Communications, Inc. 6.95%, 01/15/2028	884,356
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(1)	992,462
3,270,000	11.75%, 01/31/2029(1)	2,384,373
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,443,617
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
246,000	5.88%, 08/15/2027(1)	247,198
4,756,000	10.00%, 02/15/2031(1)	4,899,103
2,137,000	EW Scripps Co. 9.88%, 08/15/2030(1)	2,129,633
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Media - 1.7% - (continued)
$ 1,895,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	$1,953,653
	Grupo Televisa SAB
2,145,000	5.00%, 05/13/2045	1,494,897
1,555,000	5.25%, 05/24/2049	1,082,032
670,000	6.13%, 01/31/2046	527,286
175,000	6.63%, 01/15/2040	156,712
1,582,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	1,494,990
	Paramount Global
22,304,000	4.20%, 05/19/2032	20,139,562
7,596,000	4.38%, 03/15/2043	5,231,854
11,690,000	4.95%, 01/15/2031	11,183,605
11,035,000	4.95%, 05/19/2050	7,741,482
5,000,000	5.85%, 09/01/2043	4,030,820
1,425,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	1,474,048
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,630,138
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	8,035,311
8,630,000	5.88%, 11/15/2040	7,821,707
2,825,000	6.75%, 06/15/2039	2,838,433
4,200,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	4,379,999
785,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	804,460
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(3)	1,524,766
$ 1,785,000	4.50%, 08/15/2030(1)	1,649,002
GBP 1,075,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(3)	1,468,322
$ 200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(3)	198,500
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,404,100
2,885,000	Ziggo BV 4.88%, 01/15/2030(1)	2,723,626
		198,243,791
	Mining - 1.3%
	Anglo American Capital PLC
6,850,000	2.63%, 09/10/2030(1)	6,318,230
935,000	2.63%, 09/10/2030(3)	862,415
260,000	2.88%, 03/17/2031(3)	240,375
20,570,000	3.88%, 03/16/2029(1)	20,318,924
8,630,000	5.63%, 04/01/2030(1)	8,985,236
260,000	5.63%, 04/01/2030(3)	270,702
12,000,000	5.75%, 04/05/2034(1)	12,583,710
	BHP Billiton Finance USA Ltd.
11,335,000	5.13%, 02/21/2032	11,725,294
4,005,000	5.75%, 09/05/2055	4,099,075
680,000	Constellium SE 3.75%, 04/15/2029(1)	658,251
6,145,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	6,175,725
	Fortescue Treasury Pty. Ltd.
174,000	4.38%, 04/01/2031(1)	168,119
1,050,000	4.50%, 09/15/2027(1)	1,049,915
6,598,000	5.88%, 04/15/2030(1)	6,788,941
	Glencore Funding LLC
13,275,000	4.91%, 04/01/2028(1)	13,510,541
11,720,000	5.40%, 05/08/2028(1)	12,043,301
5,025,000	5.67%, 04/01/2035(1)	5,262,655
1,630,000	5.89%, 04/04/2054(1)(4)	1,656,444
16,575,000	6.13%, 10/06/2028(1)	17,371,005
11,910,000	6.38%, 10/06/2030(1)	12,840,974

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Mining - 1.3% - (continued)
$ 2,430,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	$2,531,751
3,027,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	3,049,500
584,000	Novelis Corp. 4.75%, 01/30/2030(1)	566,089
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(1)	210,983
610,000	9.85%, 04/24/2033(1)	657,475
564,000	11.25%, 12/03/2031(1)	625,088
	WE Soda Investments Holding PLC
200,000	9.38%, 02/14/2031(1)	206,803
2,335,000	9.50%, 10/06/2028(1)	2,407,227
		153,184,748
	Miscellaneous Manufacturing - 0.2%
1,865,000	Avient Corp. 7.13%, 08/01/2030(1)	1,918,348
555,000	Entegris, Inc. 4.75%, 04/15/2029(1)	554,581
20,200,000	Siemens Funding BV 4.90%, 05/28/2032(1)	20,798,001
		23,270,930
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,887,486
12,485,000	3.28%, 12/01/2028	12,161,959
		17,049,445
	Oil & Gas - 1.6%
	Aker BP ASA
2,668,000	4.00%, 01/15/2031(1)	2,583,338
8,290,000	5.13%, 10/01/2034(1)	8,150,819
8,270,000	5.25%, 10/30/2035(1)	8,094,544
325,000	APA Corp. 5.35%, 07/01/2049	274,938
1,435,000	Apache Corp. 4.75%, 04/15/2043	1,132,213
	Azule Energy Finance PLC
2,495,000	8.13%, 01/23/2030(1)	2,524,362
855,000	8.13%, 01/23/2030(3)	865,062
290,000	8.25%, 01/22/2031(1)	290,872
5,917,000	BP Capital Markets America, Inc. 3.38%, 02/08/2061	3,872,223
	ConocoPhillips Co.
6,793,000	4.03%, 03/15/2062	4,946,473
2,315,000	5.55%, 03/15/2054	2,245,293
435,000	5.65%, 01/15/2065	420,681
680,000	Continental Resources, Inc. 4.90%, 06/01/2044	550,310
5,473,000	Coterra Energy, Inc. 5.60%, 03/15/2034	5,658,894
3,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,344,173
	Diamondback Energy, Inc.
1,070,000	5.90%, 04/18/2064	1,022,048
12,629,000	6.25%, 03/15/2053	12,919,110
	Ecopetrol SA
2,207,000	4.63%, 11/02/2031	1,983,331
8,935,000	7.75%, 02/01/2032	9,175,121
1,431,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	1,456,548
	Energean Israel Finance Ltd.
780,000	5.38%, 03/30/2028(3)	771,490
2,212,000	5.88%, 03/30/2031(3)	2,148,655
5,000,000	Eni SpA 5.50%, 05/15/2034(1)	5,167,778
6,370,000	EOG Resources, Inc. 5.65%, 12/01/2054	6,259,517
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Oil & Gas - 1.6% - (continued)
	Hilcorp Energy I LP/Hilcorp Finance Co.
$ 405,000	6.00%, 02/01/2031(1)	$391,121
170,000	6.25%, 04/15/2032(1)	163,046
280,000	6.88%, 05/15/2034(1)	269,844
	Matador Resources Co.
175,000	6.25%, 04/15/2033(1)	176,373
1,005,000	6.50%, 04/15/2032(1)	1,023,339
2,200,000	6.88%, 04/15/2028(1)	2,247,854
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(3)	578,312
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	2,196,542
365,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	380,496
	Northern Oil & Gas, Inc.
505,000	7.88%, 10/15/2033(1)	509,858
1,725,000	8.75%, 06/15/2031(1)	1,783,201
	Petroleos de Venezuela SA
485,000	5.50%, 04/12/2037(3)(10)	143,802
8,377,000	6.00%, 05/16/2024(3)(10)	2,538,231
8,121,000	6.00%, 11/15/2026(3)(10)	2,436,300
	Petroleos Mexicanos
455,000	5.95%, 01/28/2031	443,858
4,446,000	6.75%, 09/21/2047	3,665,999
515,000	Petron Corp. 7.35%, 08/22/2028, (7.35% fixed rate until 08/22/2028; 3 yr. USD CMT + 6.33% thereafter)(3)(6)(7)	527,851
	Petronas Capital Ltd.
640,000	4.95%, 01/03/2031(1)	659,714
410,000	5.85%, 04/03/2055(1)	426,930
	Phillips 66 Co.
567,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(7)	564,804
9,318,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(7)	9,368,578
1,154,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	1,220,480
	Raizen Fuels Finance SA
910,000	6.70%, 02/25/2037(1)	741,650
780,000	6.70%, 02/25/2037(3)	635,700
840,000	6.95%, 03/05/2054(1)	640,668
707,000	6.95%, 03/05/2054(3)	539,229
	Saudi Arabian Oil Co.
8,890,000	4.38%, 02/02/2031(1)	8,813,546
9,585,000	5.00%, 02/02/2036(1)	9,433,442
2,010,000	5.88%, 07/17/2064(3)	1,912,012
5,840,000	6.00%, 02/02/2056(1)	5,700,833
7,450,000	Shell Finance U.S., Inc. 3.00%, 11/26/2051(1)	4,822,847
	SM Energy Co.
1,400,000	6.50%, 07/15/2028	1,416,411
1,780,000	6.75%, 08/01/2029(1)	1,800,262
1,450,000	7.00%, 08/01/2032(1)	1,453,715
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	1,300,292
	Sunoco LP
680,000	5.63%, 03/15/2031(1)	684,168
631,000	6.25%, 07/01/2033(1)	647,292
1,045,000	7.00%, 05/01/2029(1)	1,086,623
1,840,000	7.25%, 05/01/2032(1)	1,946,024

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Oil & Gas - 1.6% - (continued)
	Talos Production, Inc.
$ 825,000	9.00%, 02/01/2029(1)	$859,609
2,700,000	9.38%, 02/01/2031(1)	2,860,248
405,000	Thaioil Treasury Center Co. Ltd. 6.10%, 01/15/2031, (6.10% fixed rate until 01/15/2031; 5 yr. USD CMT + 2.38% thereafter)(1)(6)(7)	406,442
7,491,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	5,644,737
	TotalEnergies Capital USA LLC
565,000	4.25%, 01/13/2031	565,010
11,145,000	4.57%, 01/13/2033	11,147,248
	Transocean International Ltd.
399,000	7.88%, 10/15/2032(1)	420,880
3,393,750	8.75%, 02/15/2030(1)	3,537,760
545,000	Viper Energy Partners LLC 4.90%, 08/01/2030	551,851
	YPF SA
1,515,000	6.95%, 07/21/2027(3)	1,530,320
2,086,000	8.25%, 01/17/2034(1)	2,123,661
210,000	8.75%, 09/11/2031(1)	216,817
		191,013,623
	Oil & Gas Services - 0.1%
1,515,000	Enerflex, Inc. 6.88%, 01/15/2031(1)	1,565,731
	USA Compression Partners LP/USA Compression Finance Corp.
1,915,000	6.25%, 10/01/2033(1)	1,939,889
2,584,000	7.13%, 03/15/2029(1)	2,675,523
2,993,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	3,099,937
		9,281,080
	Packaging & Containers - 0.3%
	Ardagh Group SA
1,447,028	9.50%, 12/01/2030(1)	1,563,622
1,540,000	12.00%, 12/01/2030(1)(5)	1,455,300
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)	1,533,391
908,000	6.75%, 04/15/2032(1)	915,086
855,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)(4)	807,553
525,000	Klabin Austria GmbH 3.20%, 01/12/2031(3)	475,585
	Mauser Packaging Solutions Holding Co.
2,215,000	7.88%, 04/15/2030(1)	2,256,531
1,475,000	9.25%, 04/15/2030(1)	1,450,963
	Owens-Brockway Glass Container, Inc.
1,870,000	7.25%, 05/15/2031(1)(4)	1,903,179
445,000	7.38%, 06/01/2032(1)(4)	453,861
15,185,000	Packaging Corp. of America 5.20%, 08/15/2035	15,406,110
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(11)	936,804
2,200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	2,407,260
		31,565,245
	Pharmaceuticals - 1.6%
5,235,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	5,372,455
4,630,000	AbbVie, Inc. 4.05%, 11/21/2039	4,120,940
741,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	586,242
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pharmaceuticals - 1.6% - (continued)
$ 8,400,000	Bristol-Myers Squibb Co. 4.25%, 10/26/2049	$6,858,793
10,210,000	Cardinal Health, Inc. 5.00%, 11/15/2029	10,491,080
	CVS Health Corp.
3,340,000	1.88%, 02/28/2031	2,941,522
10,850,000	2.13%, 09/15/2031	9,514,343
8,115,000	4.78%, 03/25/2038	7,616,823
5,535,000	5.00%, 09/15/2032	5,626,543
5,000,000	5.05%, 03/25/2048	4,397,030
540,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	561,378
12,625,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	13,213,906
	CVS Pass-Through Trust
4,220	6.04%, 12/10/2028	4,276
12,352	6.94%, 01/10/2030	12,857
	Eli Lilly & Co.
15,150,000	4.55%, 10/15/2032	15,350,451
4,450,000	5.50%, 02/12/2055	4,427,734
5,790,000	5.60%, 02/12/2065	5,756,880
	Merck & Co., Inc.
3,140,000	4.45%, 12/04/2032	3,147,765
7,470,000	4.75%, 12/04/2035	7,406,094
16,755,000	5.55%, 12/04/2055	16,462,039
1,345,000	Pfizer Investment Enterprises Pte. Ltd. 5.11%, 05/19/2043	1,292,582
	Pfizer, Inc.
10,000,000	4.30%, 06/15/2043	8,735,346
23,325,000	4.50%, 11/15/2032	23,399,346
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,200,570
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,865,186
5,404,000	4.75%, 05/09/2027	5,401,371
14,485,000	Viatris, Inc. 2.70%, 06/22/2030	13,272,782
		183,036,334
	Pipelines - 2.8%
2,956,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(3)	2,641,925
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(1)	2,751,092
1,950,000	5.75%, 10/15/2033(1)	1,971,268
281,000	6.63%, 02/01/2032(1)	291,903
2,930,000	Buckeye Partners LP 4.50%, 03/01/2028(1)	2,917,631
12,225,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	12,503,725
	Columbia Pipelines Holding Co. LLC
9,455,000	5.00%, 11/17/2032(1)	9,503,480
5,255,000	5.10%, 10/01/2031(1)	5,344,167
8,842,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053(1)	9,419,193
9,630,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	9,441,421
953,947	EIG Pearl Holdings SARL 3.55%, 08/31/2036(3)	877,650
	Enbridge, Inc.
10,035,000	5.70%, 03/08/2033	10,522,840

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pipelines - 2.8% - (continued)
$ 265,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(7)	$282,431
	Energy Transfer LP
3,801,000	5.00%, 05/15/2050	3,211,773
7,528,000	5.15%, 03/15/2045	6,695,087
3,853,000	5.30%, 04/15/2047	3,454,598
2,007,000	5.40%, 10/01/2047	1,820,957
9,450,000	5.55%, 02/15/2028	9,718,754
2,545,000	6.00%, 06/15/2048	2,481,182
4,245,000	6.10%, 12/01/2028	4,461,268
26,880,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(7)	26,881,290
898,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(7)	904,401
	Enterprise Products Operating LLC
5,370,000	4.85%, 03/15/2044	4,909,692
3,910,000	5.20%, 01/15/2036	3,978,204
	Galaxy Pipeline Assets Bidco Ltd.
669,824	2.16%, 03/31/2034(3)	605,476
915,000	2.63%, 03/31/2036(1)	805,366
750,000	2.63%, 03/31/2036(3)	660,255
	Greensaif Pipelines Bidco SARL
273,000	6.10%, 08/23/2042(1)	282,093
2,150,000	6.13%, 02/23/2038(3)	2,263,688
10,230,000	Gulfstream Natural Gas System LLC 5.60%, 07/23/2035(1)	10,465,618
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	7,038,027
	Howard Midstream Energy Partners LLC
2,645,000	6.63%, 01/15/2034(1)	2,714,828
275,000	7.38%, 07/15/2032(1)	290,484
	MPLX LP
12,910,000	5.00%, 01/15/2033	12,941,639
21,150,000	5.40%, 09/15/2035	21,324,358
4,350,000	6.20%, 09/15/2055	4,350,221
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,061,626
	ONEOK, Inc.
560,000	4.75%, 10/15/2031	562,512
6,585,000	4.85%, 02/01/2049	5,548,395
3,940,000	4.95%, 10/15/2032	3,959,920
8,530,000	5.05%, 11/01/2034	8,437,984
10,125,000	5.40%, 10/15/2035	10,211,391
11,090,000	5.70%, 11/01/2054	10,362,398
1,800,000	6.63%, 09/01/2053	1,894,169
10,355,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	10,505,883
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	3,111,631
2,999,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	3,052,115
	Targa Resources Corp.
4,285,000	4.95%, 04/15/2052	3,658,594
11,295,000	5.40%, 07/30/2036	11,314,391
2,952,000	5.55%, 08/15/2035	3,023,326
3,870,000	5.65%, 02/15/2036	3,974,485
4,352,000	6.25%, 07/01/2052	4,404,308
1,725,000	6.50%, 03/30/2034	1,886,469
8,033,000	6.50%, 02/15/2053	8,426,839
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pipelines - 2.8% - (continued)
$ 7,725,000	Transcontinental Gas Pipe Line Co. LLC 5.10%, 03/15/2036(1)	$7,754,070
	Venture Global Plaquemines LNG LLC
455,000	6.13%, 12/15/2030(1)	468,332
1,160,000	6.50%, 01/15/2034(1)	1,203,846
890,000	6.75%, 01/15/2036(1)	932,951
	Whistler Pipeline LLC
545,000	5.40%, 09/30/2029(1)	563,103
8,300,000	5.70%, 09/30/2031(1)	8,621,456
9,300,000	Williams Cos., Inc. 5.65%, 03/15/2033	9,724,852
		326,393,031
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	3,826,923
	CPI Property Group SA
EUR 445,000	1.50%, 01/27/2031(3)	440,017
2,770,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(6)(7)	3,203,123
$ 930,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(3)	918,476
320,000	GLP Pte. Ltd. 4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(6)(7)	235,914
985,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	962,351
		9,586,804
	Real Estate Investment Trusts - 2.1%
	American Tower Corp.
4,535,000	4.70%, 12/15/2032	4,539,058
8,450,000	5.25%, 07/15/2028	8,689,017
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,885,730
	Brandywine Operating Partnership LP
1,145,000	4.55%, 10/01/2029(4)	1,089,746
1,590,000	6.13%, 01/15/2031	1,540,543
105,000	8.30%, 03/15/2028(11)	110,969
2,250,000	8.88%, 04/12/2029	2,417,474
	Brixmor Operating Partnership LP
625,000	2.50%, 08/16/2031	560,780
14,080,000	4.13%, 05/15/2029	14,031,317
17,010,000	5.20%, 04/01/2032	17,414,217
1,045,000	Champion MTN Ltd. 2.95%, 06/15/2030(3)	921,889
9,090,000	Cousins Properties LP 5.38%, 02/15/2032	9,381,085
	Crown Castle, Inc.
14,650,000	2.25%, 01/15/2031	13,102,943
30,455,000	2.90%, 03/15/2027	30,078,212
6,725,000	3.65%, 09/01/2027	6,677,785
11,982,000	4.15%, 07/01/2050	9,333,465
545,000	4.90%, 09/01/2029	554,301
10,140,000	5.60%, 06/01/2029	10,526,922
	GLP Capital LP/GLP Financing II, Inc.
7,220,000	3.25%, 01/15/2032	6,536,080
6,715,000	4.00%, 01/15/2031	6,422,123
7,195,000	5.25%, 02/15/2033	7,208,383
4,750,000	5.30%, 01/15/2029	4,840,715
4,253,000	5.75%, 06/01/2028	4,357,909
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030(4)	250,279

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Real Estate Investment Trusts - 2.1% - (continued)
$ 280,000	3.95%, 11/01/2027	$269,155
4,505,000	4.65%, 04/01/2029(4)	4,129,180
595,000	5.95%, 02/15/2028	584,896
	Iron Mountain, Inc.
580,000	4.50%, 02/15/2031(1)	554,258
1,050,000	5.25%, 07/15/2030(1)	1,039,708
370,000	6.25%, 01/15/2033(1)	373,882
1,825,000	7.00%, 02/15/2029(1)	1,875,250
1,950,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	2,089,146
4,475,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	4,575,030
	Prologis Targeted U.S. Logistics Fund LP
3,745,000	4.25%, 01/15/2031(1)	3,716,170
8,000,000	4.75%, 01/15/2036(1)	7,793,365
14,635,000	Realty Income Corp. 3.95%, 02/01/2029	14,588,792
2,489,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	2,562,625
5,325,000	Simon Property Group LP 4.75%, 09/26/2034	5,280,730
	Trust 2401
245,000	6.39%, 01/15/2050(1)	236,641
1,179,000	7.38%, 02/13/2034(1)	1,288,824
359,000	7.70%, 01/23/2032(1)	394,128
	Trust Fibra Uno
1,050,000	4.87%, 01/15/2030(3)	1,027,024
476,000	7.38%, 02/13/2034(1)	522,291
400,000	7.70%, 01/23/2032(3)	435,960
22,700,000	Welltower OP LLC 4.50%, 07/01/2030	22,927,539
		249,735,536
	Retail - 0.4%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)	1,739,522
755,000	3.88%, 01/15/2028(1)	743,737
1,114,000	4.38%, 01/15/2028(1)	1,107,418
1,694,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)	1,668,218
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,489,035
	FirstCash, Inc.
1,575,000	4.63%, 09/01/2028(1)	1,563,488
1,381,000	6.88%, 03/01/2032(1)	1,435,552
	LBM Acquisition LLC
3,850,000	6.25%, 01/15/2029(1)(4)	3,555,003
1,820,000	9.50%, 06/15/2031(1)	1,916,677
5,000,000	McDonald's Corp. 6.30%, 10/15/2037	5,552,453
	PetSmart LLC/PetSmart Finance Corp.
3,510,000	7.50%, 09/15/2032(1)	3,599,368
1,500,000	10.00%, 09/15/2033(1)	1,560,837
2,851,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,841,537
5,800,000	Staples, Inc. 10.75%, 09/01/2029(1)	5,699,268
875,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	855,612
1,500,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	1,579,051
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Retail - 0.4% - (continued)
$ 865,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	$862,877
3,474,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(3)	3,502,976
		43,272,629
	Semiconductors - 1.1%
	Broadcom, Inc.
5,375,000	3.50%, 02/15/2041	4,364,466
21,630,000	4.30%, 01/15/2031	21,616,739
12,805,000	4.90%, 07/15/2032	13,066,614
7,839,000	4.93%, 05/15/2037(1)	7,719,582
	Foundry JV Holdco LLC
545,000	5.88%, 01/25/2034(1)	563,348
525,000	5.90%, 01/25/2033(1)	550,645
8,625,000	6.10%, 01/25/2036(1)	9,075,947
10,590,000	6.15%, 01/25/2032(1)	11,275,518
	Intel Corp.
7,155,000	2.80%, 08/12/2041	5,055,823
15,556,000	3.05%, 08/12/2051	9,692,234
960,000	3.10%, 02/15/2060	550,782
13,149,000	3.25%, 11/15/2049	8,565,892
13,771,000	3.73%, 12/08/2047	9,916,910
5,999,000	5.63%, 02/10/2043	5,853,050
	Micron Technology, Inc.
10,000,000	5.30%, 01/15/2031	10,386,271
6,025,000	5.65%, 11/01/2032	6,359,774
730,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	675,322
		125,288,917
	Software - 1.0%
4,545,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	4,407,941
	Cloud Software Group, Inc.
565,000	6.63%, 08/15/2033(1)	541,601
1,250,000	8.25%, 06/30/2032(1)	1,271,354
3,650,000	9.00%, 09/30/2029(1)	3,685,665
	Open Text Corp.
410,000	3.88%, 02/15/2028(1)	396,885
1,144,000	3.88%, 12/01/2029(1)	1,061,837
13,365,000	6.90%, 12/01/2027(1)	13,799,716
300,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	269,511
	Oracle Corp.
610,000	2.88%, 03/25/2031	548,006
1,305,000	2.95%, 04/01/2030	1,205,785
10,000,000	3.25%, 11/15/2027	9,807,835
21,830,000	3.60%, 04/01/2050	13,616,216
880,000	3.85%, 04/01/2060	533,970
7,000,000	3.90%, 05/15/2035	6,034,141
6,724,000	3.95%, 03/25/2051	4,408,587
410,000	4.00%, 07/15/2046	282,887
7,295,000	4.30%, 07/08/2034	6,587,781
9,940,000	4.45%, 09/26/2030	9,702,476
15,500,000	4.70%, 09/27/2034	14,386,725
14,160,000	4.80%, 09/26/2032	13,708,609
2,768,000	5.38%, 09/27/2054	2,223,965
2,081,000	5.55%, 02/06/2053	1,730,241
6,146,000	6.00%, 08/03/2055	5,379,391
	Rocket Software, Inc.
3,000,000	6.50%, 02/15/2029(1)	2,673,227
825,000	9.00%, 11/28/2028(1)	822,941
1,930,000	UKG, Inc. 6.88%, 02/01/2031(1)	1,928,444
		121,015,737

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Telecommunications - 2.4%
$ 1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(3)	$1,025,118
240,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	231,920
	Altice France SA
1,322,287	6.50%, 04/15/2032(1)	1,291,491
503,049	6.88%, 10/15/2030(1)	494,554
609,757	6.88%, 07/15/2032(1)	595,454
3,105,947	9.50%, 11/01/2029(1)	3,187,562
EUR 1,003	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(6)	163
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,484,769
21,739,000	3.50%, 09/15/2053	14,520,536
13,467,000	3.55%, 09/15/2055	8,944,488
30,070,000	3.65%, 06/01/2051	21,079,837
13,965,000	4.55%, 11/01/2032	13,865,639
13,925,000	4.75%, 04/30/2033	13,907,176
	Bell Telephone Co. of Canada or Bell Canada
265,000	6.88%, 09/15/2055, (6.88% fixed rate until 06/15/2030; 5 yr. USD CMT + 2.39% thereafter)(7)	274,558
283,000	7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(7)	296,819
250,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	257,603
4,100,000	Cisco Systems, Inc. 5.50%, 01/15/2040	4,243,074
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(5)	2,902,683
4,875,000	10.75%, 11/30/2029	5,344,072
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(1)	1,625,480
1,041,000	7.20%, 07/18/2036(1)	1,053,305
606,000	7.72%, 06/04/2038(1)	623,310
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(6)(7)	1,449,162
	Iliad Holding SAS
EUR 2,185,000	6.88%, 04/15/2031(1)	2,761,370
$ 730,000	7.00%, 10/15/2028(1)	738,380
830,000	7.00%, 04/15/2032(1)	850,717
	Kaixo Bondco Telecom SA
EUR 1,250,000	5.13%, 09/30/2029(3)	1,498,206
735,000	5.13%, 09/30/2029(1)	880,945
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(1)	2,606,062
730,000	6.88%, 06/30/2033(1)	752,258
2,700,000	8.50%, 01/15/2036(1)	2,764,081
930,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	874,325
	Millicom International Cellular SA
2,450,000	4.50%, 04/27/2031(3)	2,281,175
1,080,000	6.25%, 03/25/2029(3)	1,089,894
603,000	6.25%, 03/25/2029(1)	608,524
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(1)	4,450,811
4,825,000	5.17%, 07/16/2032(1)	4,952,681
9,725,000	5.50%, 07/16/2035(1)	10,046,068
	Orange SA
5,930,000	4.75%, 01/13/2033(1)	5,916,072
4,215,000	5.00%, 01/13/2036(1)	4,180,401
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Telecommunications - 2.4% - (continued)
	Rogers Communications, Inc.
$ 105,000	7.00%, 04/15/2055, (7.00% fixed rate until 02/14/2030; 5 yr. USD CMT + 2.65% thereafter)(7)	$108,914
525,000	7.13%, 04/15/2055, (7.13% fixed rate until 02/14/2035; 5 yr. USD CMT + 2.62% thereafter)(7)	550,540
740,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(4)	752,784
1,149,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,158,247
	Telecom Argentina SA
1,275,000	8.50%, 01/20/2036(1)	1,286,794
3,069,000	9.25%, 05/28/2033(1)	3,239,250
	TELUS Corp.
560,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(7)	565,788
275,000	6.63%, 10/15/2055, (6.63% fixed rate until 07/15/2030; 5 yr. USD CMT + 2.77% thereafter)(7)	281,251
575,000	6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(7)	577,570
	T-Mobile USA, Inc.
15,400,000	2.63%, 02/15/2029	14,748,582
4,895,000	3.40%, 10/15/2052	3,280,389
11,270,000	4.20%, 10/01/2029	11,302,087
13,135,000	4.38%, 04/15/2040	11,736,664
6,580,000	5.13%, 05/15/2032	6,763,364
	Veon Midco BV
2,620,000	3.38%, 11/25/2027(3)	2,507,029
828,000	3.38%, 11/25/2027(1)	792,298
1,535,000	9.00%, 07/15/2029(1)	1,607,751
	Verizon Communications, Inc.
16,745,000	3.40%, 03/22/2041	13,048,400
3,990,000	4.75%, 01/15/2033	3,991,087
17,725,000	5.00%, 01/15/2036	17,521,431
8,000,000	5.88%, 11/30/2055	7,896,901
5,455,000	6.00%, 11/30/2065	5,396,190
2,101,000	Verizon Pennsylvania LLC 6.00%, 12/01/2028	2,162,668
1,341,402	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(11)	1,318,123
615,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	561,961
2,808,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,928,800
		277,035,606
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	7,311,003
3,405,000	5.50%, 03/15/2055	3,353,181
16,695,000	Fedex Freight Holding Co., Inc. 4.65%, 03/15/2031(1)	16,685,910
870,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(3)(6)(7)	915,563
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,307,415

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Transportation - 0.3% - (continued)
	Rumo Luxembourg SARL
$ 200,000	4.20%, 01/18/2032(3)	$184,506
595,000	5.25%, 01/10/2028(3)	595,000
		32,352,578
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	10,307,070
6,420,000	4.40%, 07/01/2027(1)	6,440,879
565,000	4.55%, 01/15/2031(1)	563,883
5,785,000	5.25%, 02/01/2030(1)	5,959,040
3,620,000	6.20%, 06/15/2030(1)	3,858,910
		27,129,782
	Water - 0.0%
	Aegea Finance SARL
3,000,000	7.63%, 01/20/2036(1)	2,927,760
1,135,000	9.00%, 01/20/2031(1)	1,206,238
		4,133,998
	Total Corporate Bonds (cost $5,349,668,865)	$5,374,627,942
FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
	Angola - 0.1%
	Angola Government International Bonds
200,000	8.00%, 11/26/2029(3)	$196,177
1,176,000	8.25%, 05/09/2028(3)	1,183,944
3,540,000	8.75%, 04/14/2032(3)	3,463,300
1,310,000	9.13%, 11/26/2049(3)	1,134,794
2,325,000	9.88%, 10/15/2035(3)(4)	2,337,350
		8,315,565
	Argentina - 0.0%
	Argentina Republic Government International Bonds
287,000	1.00%, 07/09/2029	252,560
2,197,000	3.50%, 07/09/2041(11)	1,588,431
3,243,751	4.13%, 07/09/2035(11)	2,509,041
ARS 1,240,394,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	951,975
		5,302,007
	Armenia - 0.1%
	Republic of Armenia International Bonds
$ 1,294,000	3.60%, 02/02/2031(3)	1,176,717
2,005,000	6.75%, 03/12/2035(1)	2,095,941
2,782,000	6.75%, 03/12/2035(3)(4)	2,908,922
		6,181,580
	Bahrain - 0.1%
	Bahrain Government International Bonds
2,240,000	5.45%, 09/16/2032(3)	2,121,173
3,720,000	7.10%, 02/03/2038(1)	3,717,112
200,000	7.10%, 02/03/2038(1)	199,916
		6,038,201
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(3)	318,302
576,000	4.95%, 01/22/2035(3)	641,509
1,737,000	6.88%, 01/19/2052(3)	1,893,433
		2,853,244
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Bermuda - 0.0%
$ 1,110,000	Bermuda Government International Bonds 5.00%, 07/15/2032(3)	$1,120,734
	Brazil - 0.2%
	Brazil Government International Bonds
14,538,000	4.75%, 01/14/2050	10,662,169
400,000	4.75%, 01/14/2050	293,340
5,710,000	5.00%, 01/27/2045	4,558,636
3,131,000	6.63%, 03/15/2035	3,217,102
BRL 47,343,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	8,039,583
		26,770,830
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 2,800,000	4.13%, 07/18/2045(3)	3,222,105
2,867,000	4.88%, 05/13/2036(3)(4)	3,731,098
$ 2,928,000	5.00%, 03/05/2037(3)	2,887,740
		9,840,943
	Cameroon - 0.0%
1,735,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(3)	1,680,851
	Colombia - 0.3%
	Colombia Government International Bonds
10,109,000	3.13%, 04/15/2031	8,732,154
1,985,000	3.25%, 04/22/2032	1,676,432
3,185,000	4.13%, 05/15/2051	1,982,662
EUR 1,508,000	5.00%, 09/19/2032	1,728,273
$ 2,320,000	5.20%, 05/15/2049	1,705,200
EUR 5,177,000	5.63%, 02/19/2036	5,781,234
$ 679,000	5.63%, 02/26/2044	549,549
335,000	6.13%, 01/21/2031	333,593
1,130,000	6.50%, 01/21/2033	1,119,208
1,825,000	7.50%, 02/02/2034	1,906,851
6,933,000	7.75%, 11/07/2036	7,242,905
		32,758,061
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
510,000	7.00%, 04/04/2044(3)	553,141
5,355,000	7.16%, 03/12/2045(3)	5,855,478
3,140,000	7.30%, 11/13/2054(1)	3,488,886
		9,897,505
	Czech Republic - 0.0%
CZK 18,010,000	Czech Republic Government Bonds 3.60%, 06/03/2036	816,544
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 3,772,000	4.50%, 01/30/2030(3)	3,670,156
4,398,000	4.88%, 09/23/2032(3)	4,205,500
761,000	5.50%, 02/22/2029(3)	770,512
285,000	5.95%, 01/25/2027(3)	288,135
557,000	6.00%, 07/19/2028(3)	570,090
		9,504,393
	Ecuador - 0.1%
	Ecuador Government International Bonds
2,495,000	5.00%, 07/31/2040(3)(11)	2,058,375
470,000	6.90%, 07/31/2035(3)(11)	428,170

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Ecuador - 0.1% - (continued)
$ 3,810,000	8.75%, 01/29/2034(1)	$3,848,100
1,590,000	9.25%, 01/29/2039(1)(4)	1,629,750
		7,964,395
	Egypt - 0.0%
1,910,000	Egypt Government International Bonds 8.50%, 01/31/2047(3)	1,849,710
	El Salvador - 0.1%
	El Salvador Government International Bonds
994,000	8.25%, 04/10/2032(3)	1,068,272
2,435,000	8.25%, 04/10/2032(3)	2,616,943
1,595,000	8.63%, 02/28/2029(3)	1,712,408
4,362,000	9.25%, 04/17/2030(3)	4,721,865
1,560,000	9.65%, 11/21/2054(3)	1,782,300
		11,901,788
	Gabon - 0.0%
	Gabon Government International Bonds
1,388,000	6.63%, 02/06/2031(3)	1,181,508
2,290,000	6.63%, 02/06/2031(1)	1,949,165
		3,130,673
	Ghana - 0.0%
	Ghana Government International Bonds
783,490	0.00%, 01/03/2030(2)(3)	685,023
190,000	1.50%, 01/03/2037(3)	107,065
1,452,500	5.00%, 07/03/2029(3)(11)	1,423,344
3,055,000	5.00%, 07/03/2035(3)(11)	2,785,949
		5,001,381
	Guatemala - 0.0%
705,000	Guatemala Government Bonds 4.38%, 06/05/2027(3)	702,222
	Hungary - 0.1%
	Hungary Government International Bonds
EUR 1,450,000	1.63%, 04/28/2032(3)	1,511,977
$ 6,733,000	2.13%, 09/22/2031(3)	5,796,881
EUR 1,965,000	4.88%, 03/25/2038(3)	2,346,810
$ 640,000	5.50%, 06/16/2034(3)	646,306
805,000	6.00%, 09/26/2035(1)	830,399
		11,132,373
	Israel - 0.1%
	Israel Government International Bonds
1,360,000	3.88%, 07/03/2050	993,560
565,000	4.50%, 01/13/2031	561,910
1,855,000	5.00%, 01/13/2036	1,826,725
	State of Israel
2,340,000	3.38%, 01/15/2050	1,571,350
4,604,000	3.80%, 05/13/2060(3)	3,105,994
		8,059,539
	Kazakhstan - 0.0%
	Kazakhstan Government International Bonds
2,348,000	4.41%, 10/28/2030(1)	2,322,853
KZT 317,540,000	10.78%, 08/25/2036(1)	468,435
265,387,000	14.00%, 05/12/2031(1)	489,539
711,749,000	14.00%, 02/13/2035(1)	1,302,419
416,351,000	16.95%, 10/09/2030(1)	845,056
		5,428,302
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Mexico - 1.0%
$ 1,480,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$1,503,414
MXN 14,576,100	Mexico Bonos 8.00%, 07/31/2053	726,133
	Mexico Government International Bonds
EUR 1,078,000	3.50%, 09/19/2029	1,279,480
$ 1,670,000	3.50%, 02/12/2034	1,438,705
475,000	3.75%, 04/19/2071	278,825
7,197,000	3.77%, 05/24/2061	4,383,333
EUR 1,546,000	3.88%, 05/16/2031	1,833,259
$ 4,005,000	4.28%, 08/14/2041	3,192,185
6,425,000	4.40%, 02/12/2052	4,640,777
EUR 1,078,000	4.50%, 03/19/2034	1,276,603
$ 1,281,000	4.50%, 01/31/2050	964,337
542,000	4.60%, 01/23/2046	421,297
370,000	4.60%, 02/10/2048	284,419
1,828,000	4.75%, 03/22/2031	1,797,015
2,880,000	4.88%, 05/19/2033	2,753,568
6,250,000	5.00%, 04/27/2051	4,991,562
EUR 1,078,000	5.13%, 03/19/2038	1,277,830
$ 13,925,000	5.38%, 03/22/2033	13,712,644
3,055,000	5.38%, 03/22/2033	3,008,717
EUR 1,275,000	5.38%, 05/16/2040	1,503,973
$ 9,013,000	5.63%, 02/09/2034	8,980,012
2,723,000	5.63%, 09/22/2035	2,668,540
17,390,000	5.63%, 09/22/2035	17,042,200
1,810,000	5.85%, 07/02/2032	1,849,096
11,162,000	6.13%, 02/09/2038	11,117,352
1,930,000	6.35%, 02/09/2035	2,007,103
4,665,000	6.63%, 01/29/2038	4,849,034
1,290,000	6.75%, 09/27/2034	1,386,376
1,706,000	6.75%, 02/09/2056	1,682,287
11,595,000	6.88%, 05/13/2037	12,258,814
		115,108,890
	Mongolia - 0.1%
1,065,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(3)	1,094,043
	Mongolia Government International Bonds
266,000	3.50%, 07/07/2027(1)	260,152
1,390,000	3.50%, 07/07/2027(3)	1,359,440
435,000	4.45%, 07/07/2031(3)	407,745
950,000	6.63%, 02/25/2030(1)	987,007
1,074,000	7.88%, 06/05/2029(1)	1,155,806
3,210,000	7.88%, 06/05/2029(3)	3,454,505
2,820,000	8.65%, 01/19/2028(3)	3,014,267
		11,732,965
	Morocco - 0.0%
	Morocco Government International Bonds
1,605,000	3.00%, 12/15/2032(3)	1,399,040
EUR 305,000	4.75%, 04/02/2035(1)	367,181
1,675,000	4.75%, 04/02/2035(3)	2,016,487
$ 1,285,000	6.50%, 09/08/2033(3)	1,384,151
		5,166,859
	Nigeria - 0.0%
2,467,000	Nigeria Government International Bonds 6.13%, 09/28/2028(3)	2,486,356
	Oman - 0.1%
	Oman Government International Bonds
3,578,000	5.63%, 01/17/2028(3)	3,657,974
2,017,000	6.50%, 03/08/2047(3)	2,128,515

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Oman - 0.1% - (continued)
$ 800,000	6.75%, 10/28/2027(3)	$830,591
4,045,000	6.75%, 01/17/2048(3)	4,363,999
2,378,000	7.00%, 01/25/2051(3)(4)	2,655,549
		13,636,628
	Paraguay - 0.1%
	Paraguay Government International Bonds
1,393,000	3.85%, 06/28/2033(3)	1,306,286
2,717,000	5.40%, 03/30/2050(3)	2,504,694
404,000	5.60%, 03/13/2048(3)	383,840
345,000	6.10%, 08/11/2044(3)	351,427
2,775,000	6.65%, 03/04/2055(1)	2,964,061
1,400,000	6.65%, 03/04/2055(3)	1,495,382
		9,005,690
	Peru - 0.1%
	Peru Government International Bonds
740,000	2.78%, 12/01/2060	399,600
1,330,000	3.60%, 01/15/2072	836,171
9,059,000	5.50%, 03/30/2036	9,204,850
		10,440,621
	Romania - 0.4%
	Romania Government Bonds
RON 7,365,000	4.75%, 10/11/2034	1,502,461
13,425,000	6.75%, 04/25/2035	3,139,254
1,340,000	7.10%, 07/31/2034	321,283
5,570,000	7.20%, 10/30/2033	1,339,136
745,000	7.50%, 07/27/2033	182,027
	Romania Government International Bonds
EUR 482,000	2.00%, 04/14/2033(3)	476,484
4,100,000	2.63%, 12/02/2040(3)	3,357,590
2,301,000	2.75%, 04/14/2041(3)	1,896,441
1,944,000	2.88%, 04/13/2042(3)	1,591,142
906,000	3.38%, 01/28/2050(3)	726,331
1,010,000	3.88%, 10/29/2035(3)	1,077,594
1,555,000	5.25%, 03/10/2030(1)	1,951,887
656,000	5.38%, 06/07/2033(3)	802,858
2,628,000	5.63%, 05/30/2037(1)	3,138,191
690,000	5.63%, 05/30/2037(3)	823,954
$ 920,000	5.75%, 09/16/2030(3)	948,901
630,000	5.75%, 03/24/2035(3)	624,975
10,296,000	5.88%, 01/30/2029(1)	10,626,226
1,706,000	6.00%, 05/25/2034(3)	1,736,261
706,000	6.38%, 01/30/2034(3)	735,021
3,656,000	6.63%, 05/16/2036(3)	3,827,645
1,550,000	7.50%, 02/10/2037(1)	1,721,488
394,000	7.50%, 02/10/2037(3)(4)	437,750
		42,984,900
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(3)	3,995,944
12,320,000	4.38%, 01/12/2031(1)	12,262,342
7,940,000	5.88%, 01/12/2056(1)	7,738,636
		23,996,922
	Senegal - 0.0%
	Senegal Government International Bonds
745,000	6.75%, 03/13/2048(3)	400,171
644,000	7.75%, 06/10/2031(3)	388,076
		788,247
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Serbia - 0.2%
	Serbia International Bonds
EUR 855,000	1.00%, 09/23/2028(3)	$952,553
2,735,000	1.65%, 03/03/2033(3)	2,755,417
2,585,000	2.05%, 09/23/2036(3)	2,412,111
$ 5,701,000	2.13%, 12/01/2030(3)	5,016,477
EUR 770,000	3.13%, 05/15/2027(3)	911,894
$ 6,825,000	6.00%, 06/12/2034(3)	7,080,479
1,459,000	6.25%, 05/26/2028(3)	1,512,302
1,040,000	6.50%, 09/26/2033(3)	1,119,798
		21,761,031
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 35,569,000	6.50%, 02/28/2041	1,796,186
27,620,000	8.75%, 01/31/2044	1,682,984
19,917,000	8.75%, 02/28/2048	1,217,735
31,704,000	9.88%, 03/31/2039	2,140,885
	Republic of South Africa Government International Bonds
$ 1,118,000	5.75%, 09/30/2049	920,755
2,025,000	6.13%, 12/11/2037(1)	1,964,493
1,415,000	7.25%, 12/11/2055(1)	1,373,753
5,527,000	7.95%, 11/19/2054(1)	5,801,928
865,000	7.95%, 11/19/2054(3)	908,121
		17,806,840
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
1,681	3.60%, 06/15/2035(1)(11)	1,378
530,028	3.60%, 05/15/2036(1)(11)	523,532
2,445,000	3.60%, 05/15/2036(3)(11)	2,415,033
1,439,567	3.60%, 02/15/2038(1)(11)	1,425,163
2,004,000	3.60%, 02/15/2038(3)(11)	1,983,949
		6,349,055
	Supranational - 0.0%
	European Investment Bank
INR 210,700,000	6.88%, 02/28/2035(3)	2,225,975
28,100,000	6.88%, 02/28/2035(1)	295,586
		2,521,561
	Turkey - 0.3%
TRY 22,748,000	Turkiye Government Bonds 27.70%, 09/27/2034	522,576
	Turkiye Government International Bonds
$ 5,089,000	5.88%, 06/26/2031	5,044,986
2,884,000	6.50%, 01/03/2035	2,857,670
305,000	6.80%, 11/04/2036	303,737
1,476,000	6.95%, 09/16/2035	1,494,759
4,156,000	7.13%, 02/12/2032	4,345,953
6,270,000	7.13%, 07/17/2032	6,528,391
2,727,000	7.25%, 05/29/2032	2,859,713
1,687,000	7.63%, 05/15/2034	1,796,413
4,812,000	9.38%, 03/14/2029	5,368,071
		31,122,269
	Ukraine - 0.2%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(1)(11)	173,951
2,157,057	0.00%, 02/01/2034(1)(11)	1,052,934
2,971,000	1.00%, 02/01/2034(1)(11)	1,450,896
9,187,000	3.00%, 02/01/2034(3)(11)	4,486,497
1,640,884	3.00%, 02/01/2035(3)(11)	927,770

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
	Ukraine - 0.2% - (continued)
$ 481,100	3.00%, 02/01/2036(3)(11)	$270,953
2,796,000	4.50%, 02/01/2029(3)(11)	2,171,019
3,349,661	4.50%, 02/01/2034(1)(11)	2,109,444
5,553,837	4.50%, 02/01/2035(1)(11)	3,435,728
2,830,000	4.50%, 02/01/2035(3)(11)	1,751,457
3,839,835	4.50%, 02/01/2036(1)(11)	2,335,517
		20,166,166
	United Arab Emirates - 0.0%
5,005,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	3,690,104
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 55,484,000	8.00%, 10/29/2035	1,498,686
48,940,000	9.75%, 07/20/2033	1,428,904
		2,927,590
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(10)	345,202
1,296,000	7.00%, 03/31/2038(3)(10)	492,610
23,634,000	7.65%, 04/21/2025(3)(10)	8,569,688
4,765,000	7.75%, 10/13/2019(3)(10)	1,644,401
11,937,200	9.00%, 05/07/2049(3)(10)	4,537,330
1,255,000	11.75%, 10/21/2026(3)(10)	552,325
1,897,000	11.75%, 10/21/2026(3)(4)(10)	834,870
1,289,000	11.95%, 08/05/2031(3)(10)	564,066
		17,540,492
	Total Foreign Government Obligations (cost $513,361,464)	$535,484,027
MUNICIPAL BONDS - 0.4%
	General - 0.1%
3,930,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,824,623
	General Obligation - 0.3%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,662,785
19,972,647	State of Illinois, IL, GO 5.10%, 06/01/2033	20,443,311
		35,106,096
	Higher Education - 0.0%
4,940,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	3,262,753
	Total Municipal Bonds (cost $43,961,063)	$42,193,472
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Healthcare - Products - 0.0%
737,065	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	$741,672
	Insurance - 0.0%
645,328	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	644,798
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(12) - (continued)
	IT Services - 0.1%
$ 3,570,496	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	$3,150,962
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,941,108
	Retail - 0.0%
1,860,833	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,762,061
	Total Senior Floating Rate Interests (cost $8,742,847)	$8,240,601
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 1.6%
39,750,000	2.00%, 02/15/2050	$23,236,670
9,100,000	2.00%, 08/15/2051	5,196,242
14,205,000	2.25%, 08/15/2049	8,876,460
32,675,000	2.25%, 02/15/2052	19,744,124
3,545,000	2.38%, 02/15/2042	2,600,174
4,625,000	2.38%, 11/15/2049	2,960,000
22,700,000	2.38%, 05/15/2051	14,251,344
4,535,000	2.88%, 05/15/2049	3,240,931
30,310,000	3.00%, 08/15/2048	22,365,465
8,590,000	3.00%, 02/15/2049	6,306,268
6,905,000	3.00%, 08/15/2052	4,923,049
4,400,000	3.13%, 05/15/2048	3,330,078
4,425,000	3.38%, 11/15/2048	3,487,799
4,715,000	3.50%, 02/15/2039	4,274,258
12,880,000	4.13%, 08/15/2053(13)(14)	11,347,481
2,675,000	4.63%, 02/15/2040	2,691,614
2,675,000	4.63%, 11/15/2045	2,601,856
1,015,000	4.63%, 11/15/2055	972,814
44,945,000	4.88%, 08/15/2045	45,204,838
		187,611,465
	U.S. Treasury Notes - 1.1%
8,940,000	1.25%, 03/31/2028	8,515,001
30,915,000	3.63%, 08/15/2028	30,953,644
12,325,000	3.63%, 12/31/2030	12,227,748
3,930,000	3.75%, 04/15/2028	3,945,812
23,580,000	3.75%, 10/31/2032	23,213,405
3,700,000	3.88%, 03/31/2027	3,713,730
8,000,000	3.88%, 12/31/2032	7,928,750
1,460,000	4.00%, 03/31/2030	1,474,543
24,705,000	4.13%, 11/30/2029	25,071,715
9,520,000	4.25%, 08/15/2035	9,528,925
		126,573,273
	Total U.S. Government Securities (cost $317,649,284)	$314,184,738
COMMON STOCKS - 44.2%
	Banks - 3.1%
2,265,728	Bank of America Corp.	$120,536,730
5,013,206	Huntington Bancshares, Inc.	87,630,841
392,514	M&T Bank Corp.	86,969,327
2,311,825	Regions Financial Corp.	65,887,012
		361,023,910

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Capital Goods - 4.6%
150,906	Eaton Corp. PLC	$53,031,386
429,670	Emerson Electric Co.	63,144,303
311,080	Ferguson Enterprises, Inc.	78,535,257
399,880	Honeywell International, Inc.	90,980,698
308,218	IDEX Corp.	61,196,684
433,123	Johnson Controls International PLC	51,654,249
191,532	L3Harris Technologies, Inc.	65,666,746
588,420	PACCAR, Inc.	72,322,702
		536,532,025
	Commercial & Professional Services - 0.4%
212,275	Automatic Data Processing, Inc.	52,393,715
	Consumer Discretionary Distribution & Retail - 1.5%
293,996	Dick's Sporting Goods, Inc.	59,387,192
1,034,568	Industria de Diseno Textil SA	67,319,438
889,044	Tractor Supply Co.	45,234,559
		171,941,189
	Consumer Durables & Apparel - 0.3%
572,702	NIKE, Inc. Class B	35,398,711
	Consumer Services - 0.5%
291,160	Darden Restaurants, Inc.	58,042,746
	Energy - 3.3%
746,610	ConocoPhillips	77,819,160
1,825,224	Coterra Energy, Inc.	52,657,713
1,351,232	EQT Corp.	78,006,623
201,014	Marathon Petroleum Corp.	35,416,657
315,765	Targa Resources Corp.	63,462,450
1,085,686	Williams Cos., Inc.	73,023,240
		380,385,843
	Equity Real Estate Investment Trusts (REITs) - 2.7%
854,180	Crown Castle, Inc. REIT	74,151,366
1,747,000	Gaming & Leisure Properties, Inc. REIT	78,178,250
468,779	Lamar Advertising Co. Class A, REIT	60,149,034
404,794	Sun Communities, Inc. REIT	51,582,899
2,106,495	Weyerhaeuser Co. REIT	54,305,441
		318,366,990
	Financial Services - 3.5%
124,544	Ardagh Holdings SA*	962,093
341,698	Ares Management Corp. Class A	51,141,940
192,054	CME Group, Inc.	55,515,129
1,111,840	Equitable Holdings, Inc.	51,589,376
516,274	Morgan Stanley	94,374,887
571,919	Nasdaq, Inc.	55,413,232
364,419	Raymond James Financial, Inc.	60,442,535
565,041	TPG, Inc.	33,286,565
		402,725,757
	Food, Beverage & Tobacco - 2.9%
1,087,320	Archer-Daniels-Midland Co.	73,187,509
385,216	Constellation Brands, Inc. Class A	60,363,347
3,098,222	Keurig Dr. Pepper, Inc.	85,015,212
35,596	Luxco Co. Ltd.*	669,952
549,641	Pernod Ricard SA	49,147,051
413,503	Philip Morris International, Inc.	74,198,978
		342,582,049
	Health Care Equipment & Services - 2.1%
252,377	Becton Dickinson & Co.	51,353,672
737,625	CVS Health Corp.	54,967,815
Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Health Care Equipment & Services - 2.1% - (continued)
265,956	Elevance Health, Inc.	$91,951,627
157,072	UnitedHealth Group, Inc.	45,068,669
		243,341,783
	Household & Personal Products - 1.3%
529,970	Kimberly-Clark Corp.	52,991,700
1,473,907	Unilever PLC ADR(4)	100,756,283
		153,747,983
	Insurance - 1.9%
914,337	American International Group, Inc.	68,465,555
420,832	Marsh & McLennan Cos., Inc.	79,196,374
334,051	Progressive Corp.	69,482,608
		217,144,537
	Materials - 2.2%
311,672	Avery Dennison Corp.	57,818,273
934,648	Freeport-McMoRan, Inc.	56,293,849
448,390	Nutrien Ltd.	30,889,587
584,765	PPG Industries, Inc.	67,616,377
479,606	Westlake Corp.	38,042,348
		250,660,434
	Media & Entertainment - 0.4%
467,624	Walt Disney Co.	52,747,987
	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
541,294	AstraZeneca PLC ADR	50,215,845
555,933	Gilead Sciences, Inc.	78,914,689
457,901	Johnson & Johnson	104,058,002
1,206,523	Merck & Co., Inc.	133,043,291
1,882,222	Pfizer, Inc.	49,765,950
135,302	Roche Holding AG	61,527,172
449,419	Zoetis, Inc.	56,096,480
		533,621,429
	Semiconductors & Semiconductor Equipment - 1.1%
164,376	Broadcom, Inc.	54,457,769
333,463	NXP Semiconductors NV	75,409,323
		129,867,092
	Software & Services - 1.1%
236,934	Accenture PLC Class A	62,465,280
767,906	Amdocs Ltd.	62,922,217
		125,387,497
	Technology Hardware & Equipment - 1.9%
1,121,491	Cisco Systems, Inc.	87,835,175
691,218	NetApp, Inc.	66,598,854
318,829	TE Connectivity PLC	71,028,725
		225,462,754
	Telecommunication Services - 0.9%
509,555	T-Mobile U.S., Inc.	100,489,342
	Utilities - 3.9%
623,776	American Electric Power Co., Inc.	74,712,770
398,559	American Water Works Co., Inc.	51,465,924
305,625	Atmos Energy Corp.	50,837,663
1,320,666	Dominion Energy, Inc.	79,464,473
2,043,434	PPL Corp.	74,074,483
832,818	Sempra	72,463,494
410,999	WEC Energy Group, Inc.	45,485,259
		448,504,066
	Total Common Stocks (cost $4,147,931,165)	$5,140,367,839

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
495,000	Bank of America Corp. Series PP, 4.13%(15)		$8,553,600
	Financial Services - 0.0%
26,939	KKR & Co., Inc. Series D, 6.25%		1,318,395
	Total Preferred Stocks (cost $13,908,570)		$9,871,995
	Total Long-Term Investments (cost $10,423,186,109)		$11,453,737,030
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.3%
$ 31,896,088
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value
of $31,905,816; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a
market value of $32,534,205
			$31,896,088
	Securities Lending Collateral - 0.6%
65,616,368	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(16)		65,616,368
	U.S. Treasury Securities - 0.0%
	U.S. Treasury Bills - 0.0%
2,810,000	3.54%, 02/10/2026(17)		2,807,504
	Total Short-Term Investments (cost $100,319,733)		$100,319,960
	Total Investments (cost $10,523,505,842)	99.4%	$11,554,056,990
	Other Assets and Liabilities	0.6%	70,973,285
	Net Assets	100.0%	$11,625,030,275
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$1,701,222,587, representing 14.6% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $332,396,039, representing 2.9% of net assets.

(4)	Represents entire or partial securities on loan.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Investment valued using significant unobservable inputs.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $1,541,777.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $5,678,146.
(15)	Perpetual security with no stated maturity date.
(16)	Current yield as of period end.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,220	03/31/2026	$254,360,469	$(436,478)
U.S. Treasury Ultra Bond Future	193	03/20/2026	22,665,438	(52,834)
Total				$(489,312)
Short position contracts:
Euro BUXL 30-Year Bond Future	(20)	03/06/2026	$(2,604,924)	$38,245
Euro-BOBL Future	(92)	03/06/2026	(12,716,572)	(4,993)
Euro-BUND Future	(277)	03/06/2026	(42,083,572)	130,458
Euro-Schatz Future	(95)	03/06/2026	(12,038,381)	(6,192)
U.S. Treasury 5-Year Note Future	(47)	03/31/2026	(5,119,695)	(5,528)
U.S. Treasury 10-Year Note Future	(719)	03/20/2026	(80,404,422)	186,519
U.S. Treasury 10-Year Ultra Future	(781)	03/20/2026	(89,156,031)	1,030,219
U.S. Treasury Long Bond Future	(127)	03/20/2026	(14,620,875)	77,922
Total				$1,446,650
Total futures contracts				$957,338

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S44.V1	USD	2,994,000	(1.00%)	12/20/2030	Quarterly	$184,108	$—	$123,588	$(60,520)
CDX.EM.S44.V1	USD	23,735,000	(1.00%)	12/20/2030	Quarterly	471,055	—	258,908	(212,147)
Total						$655,163	$—	$382,496	$(272,667)
Sell protection:
CDX.NA.HY.S45.V2	USD	2,108,700	5.00%	12/20/2030	Quarterly	$174,681	$—	$188,868	$14,187
Credit default swaps on single-name issues:
Sell protection:
Colombia Government International Bonds	USD	1,614,000	1.00%	06/20/2030	Quarterly	$—	$(51,883)	$(54,692)	$(2,809)
Total						$—	$(51,883)	$(54,692)	$(2,809)
Total centrally cleared credit default swap contracts						$829,844	$(51,883)	$516,672	$(261,289)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 mo. CZK PRIBOR	3.70% Fixed	CZK	32,242,000	03/18/2031	Annual	$—	$—	$5,787	$5,787
Total centrally cleared interest rate swaps contracts						$—	$—	$5,787	$5,787

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,640,000	EGP	298,349	USD	CBK	02/12/2026	$11,205
48,188,000	EGP	832,406	USD	GSC	06/03/2026	140,224
20,652,000	EGP	354,602	USD	CBK	06/03/2026	62,240
42,286,000	EGP	836,187	USD	GSC	07/13/2026	5,003
21,784,000	EGP	417,158	USD	CBK	10/14/2026	2,810
3,269,000	EUR	3,831,675	USD	CBK	03/18/2026	52,183
1,031,000	EUR	1,215,559	USD	UBS	03/18/2026	9,360
578,000	EUR	679,051	USD	WFB	03/18/2026	7,664
414,000	EUR	488,362	USD	MSC	03/18/2026	3,506
194,000	EUR	228,540	USD	ANZ	03/18/2026	1,949
21,000	EUR	24,685	USD	SSG	03/18/2026	265
406,000	EUR	484,712	USD	BCLY	03/18/2026	(2,348)
2,309,000	EUR	2,759,952	USD	BNP	03/18/2026	(16,658)
1,000	HKD	128	USD	DEUT	03/18/2026	—
4,468,000	HUF	13,626	USD	MSC	03/18/2026	213
618,900,000	KZT	1,058,401	USD	BOA(1)	05/08/2026	125,965
324,700,000	KZT	547,324	USD	GSC	07/10/2026	60,562
656,409,000	NGN	407,454	USD	CBK	03/12/2026	55,793
328,204,000	NGN	206,158	USD	BOA(1)	03/16/2026	24,941
328,204,000	NGN	206,548	USD	CBK	03/16/2026	24,551
7,000	PLN	1,935	USD	GSC	03/18/2026	35
70,230,000	TRY	1,283,912	USD	GSC	08/10/2026	118,088
70,740,000	TRY	1,259,929	USD	BCLY	12/15/2026	30,805
5,453,409	USD	30,099,000	BRL	GSC	03/03/2026	(225,224)
823,329	USD	17,168,000	CZK	MSC	03/18/2026	(13,205)
104,273	USD	4,978,000	EGP	CBK	02/12/2026	(984)
201,965	USD	9,662,000	EGP	GSC	02/12/2026	(2,333)
20,479,635	USD	17,236,050	EUR	DEUT	02/27/2026	23,651
116,288	USD	97,000	EUR	BOA(1)	02/27/2026	1,167
618,547	USD	517,000	EUR	CBK	03/18/2026	4,306
6,000	USD	5,000	EUR	BCLY	03/18/2026	59
166,469	USD	141,000	EUR	TDB	03/18/2026	(1,051)
304,309	USD	258,000	EUR	NWM	03/18/2026	(2,217)
234,559	USD	201,000	EUR	CBA	03/18/2026	(4,246)
1,234,613	USD	1,051,000	EUR	SCB	03/18/2026	(14,066)
1,454,700	USD	1,239,000	EUR	SSG	03/18/2026	(17,342)
2,858,907	USD	2,441,000	EUR	MSC	03/18/2026	(41,215)
4,983,789	USD	4,237,000	EUR	JPM	03/18/2026	(50,138)
76,799,396	USD	65,322,000	EUR	DEUT	03/18/2026	(808,861)
8,442,624	USD	6,175,000	GBP	BCLY	02/27/2026	(6,705)
2,738,328	USD	249,270,000	INR	JPM	03/18/2026	37,166
1,075,780	USD	618,900,000	KZT	CBK	05/08/2026	(108,586)
569,369	USD	324,700,000	KZT	CBK	07/10/2026	(38,516)
670,919	USD	12,223,000	MXN	UBS	03/18/2026	(25,395)
137,749	USD	208,001,000	NGN	DEUT	03/12/2026	(9,044)
293,845	USD	448,408,000	NGN	CBK	03/12/2026	(22,610)
437,023	USD	656,408,000	NGN	DEUT	03/16/2026	(25,175)
4,655,287	USD	20,345,000	RON	GSC	03/18/2026	(68,002)
1,371,814	USD	70,230,000	TRY	BCLY	08/10/2026	(30,187)
14,256	USD	235,000	ZAR	SSG	03/18/2026	(240)
4,759,163	USD	81,027,000	ZAR	MSC	03/18/2026	(238,777)
Total foreign currency contracts						$(969,414)

(1)	At January 31, 2026, the counterparty had deposited in a segregated account securities with a value of $121,942 in connection with open foreign currency contracts.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$28,766,416	$—	$28,766,416	$—
Corporate Bonds	5,374,627,942	—	5,374,627,942	—
Foreign Government Obligations	535,484,027	—	535,484,027	—
Municipal Bonds	42,193,472	—	42,193,472	—
Senior Floating Rate Interests	8,240,601	—	8,240,601	—
U.S. Government Securities	314,184,738	—	314,184,738	—
Common Stocks	5,140,367,839	4,960,742,133	179,625,706	—
Preferred Stocks	9,871,995	9,871,995	—	—
Short-Term Investments	100,319,960	65,616,368	34,703,592	—
Foreign Currency Contracts(2)	803,711	—	803,711	—
Futures Contracts(2)	1,463,363	1,463,363	—	—
Swaps - Credit Default(2)	14,187	—	14,187	—
Swaps - Interest Rate(2)	5,787	—	5,787	—
Total	$11,556,344,038	$5,037,693,859	$6,518,650,179	$—
Liabilities
Foreign Currency Contracts(2)	$(1,773,125)	$—	$(1,773,125)	$—
Futures Contracts(2)	(506,025)	(506,025)	—	—
Swaps - Credit Default(2)	(275,476)	—	(275,476)	—
Total	$(2,554,626)	$(506,025)	$(2,048,601)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

26

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 1.7%
244,309	Tesla, Inc.*	$105,153,037
	Banks - 3.5%
638,730	Bank of America Corp.	33,980,436
315,092	Bank of Nova Scotia	23,543,674
964,474	Columbia Banking System, Inc.	28,394,115
378,157	Pinnacle Financial Partners, Inc.	35,958,949
340,514	Southstate Bank Corp.	34,844,798
887,832	Truist Financial Corp.	45,652,321
137,893	Wells Fargo & Co.	12,477,938
		214,852,231
	Capital Goods - 8.0%
97,291	AMETEK, Inc.	21,791,238
19,024	Axon Enterprise, Inc.*	9,199,626
269,239	Boise Cascade Co.	21,757,203
383,913	Helios Technologies, Inc.	24,869,884
217,963	Honeywell International, Inc.	49,590,942
95,103	Hubbell, Inc.	46,404,558
84,652	IDEX Corp.	16,807,654
140,338	JBT Marel Corp.	22,076,571
79,049	Lockheed Martin Corp.	50,134,457
806,800	Mammoth, Inc.*(1)(2)	15,740,668
339,911	Masco Corp.	22,464,718
166,060	Mercury Systems, Inc.*	15,589,713
56,098	Modine Manufacturing Co.*	10,359,057
71,787	Northrop Grumman Corp.	49,695,269
26,452	Quanta Services, Inc.	12,554,913
41,900	Regal Rexnord Corp.	6,766,850
78,233	RTX Corp.	15,719,357
79,590	Vertiv Holdings Co. Class A	14,818,066
81,494	WESCO International, Inc.	23,586,808
182,137	Westinghouse Air Brake Technologies Corp.	41,917,009
		491,844,561
	Commercial & Professional Services - 0.8%
40,512	CACI International, Inc. Class A*	25,140,937
276,519	TransUnion	21,850,531
		46,991,468
	Consumer Discretionary Distribution & Retail - 7.1%
862,214	Amazon.com, Inc.*	206,327,810
162,978	Dick's Sporting Goods, Inc.	32,921,556
164,305	Home Depot, Inc.	61,547,010
185,165	Lowe's Cos., Inc.	49,450,165
270,765	TJX Cos., Inc.	40,563,305
316,327	Tory Burch LLC*(1)(2)	17,761,743
751,021	Valvoline, Inc.*	24,573,407
		433,144,996
	Consumer Durables & Apparel - 1.5%
427,556	NIKE, Inc. Class B	26,427,236
231,260	On Holding AG Class A*	10,464,515
201,351	Somnigroup International, Inc.	17,688,685
299,469	Steven Madden Ltd.	13,140,700
193,822	Tapestry, Inc.	24,597,950
		92,319,086
	Consumer Services - 1.7%
106,658	DoorDash, Inc. Class A*	21,824,360
60,256	Marriott International, Inc. Class A	18,998,717
136,461	McDonald's Corp.	42,985,215
254,370	Wyndham Hotels & Resorts, Inc.	18,515,592
		102,323,884
	Consumer Staples Distribution & Retail - 0.5%
369,310	U.S. Foods Holding Corp.*	30,881,702
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Energy - 2.4%
567,561	Antero Resources Corp.*	$20,642,193
106,056	Cameco Corp.	13,086,250
1,602,941	Coterra Energy, Inc.	46,244,848
479,183	Viper Energy, Inc. Class A	20,288,608
128,439	Weatherford International PLC	12,083,541
535,365	Williams Cos., Inc.	36,008,650
		148,354,090
	Equity Real Estate Investment Trusts (REITs) - 2.0%
916,809	Brixmor Property Group, Inc. REIT	24,561,313
205,819	Camden Property Trust REIT	22,444,562
703,476	CareTrust, Inc. REIT	26,267,794
272,202	Simon Property Group, Inc. REIT	52,074,965
		125,348,634
	Financial Services - 6.0%
96,900	American Express Co.	34,125,273
52,456	Evercore, Inc. Class A	18,531,131
253,059	Intercontinental Exchange, Inc.	43,976,593
219,558	KKR & Co., Inc.	25,086,697
107,552	Mastercard, Inc. Class A	57,947,942
102,649	S&P Global, Inc.	54,177,116
191,875	Stifel Financial Corp.	23,658,187
126,753	Tradeweb Markets, Inc. Class A	13,064,432
230,532	Visa, Inc. Class A	74,192,114
317,339	Voya Financial, Inc.	24,327,208
		369,086,693
	Food, Beverage & Tobacco - 2.0%
501,414	Coca-Cola Co.	37,510,781
642,780	General Mills, Inc.	29,735,003
125,739	Monster Beverage Corp.*	10,154,682
261,152	Philip Morris International, Inc.	46,861,115
		124,261,581
	Health Care Equipment & Services - 2.4%
75,143	Elevance Health, Inc.	25,979,941
16,394	Intuitive Surgical, Inc.*	8,266,182
54,702	Labcorp Holdings, Inc.	14,852,687
295,920	Omnicell, Inc.*	14,352,120
116,823	Stryker Corp.	43,173,108
114,503	UnitedHealth Group, Inc.	32,854,346
43,913	Veeva Systems, Inc. Class A*	8,954,739
		148,433,123
	Household & Personal Products - 1.4%
289,608	Procter & Gamble Co.	43,953,806
652,094	Unilever PLC ADR(3)	44,577,146
		88,530,952
	Insurance - 2.4%
262,945	American International Group, Inc.	19,689,322
152,160	Chubb Ltd.	47,102,650
116,932	Kemper Corp.	4,608,290
241,989	Marsh & McLennan Cos., Inc.	45,539,910
414,363	MetLife, Inc.	32,684,953
		149,625,125
	Materials - 3.4%
773,580	Amcor PLC	34,230,915
250,598	Ingevity Corp.*	16,486,843
1,130,870	James Hardie Industries PLC ADR*	25,998,701
120,959	Linde PLC	55,274,634
1,243,687	O-I Glass, Inc.*	19,003,537
164,422	Quaker Chemical Corp.	25,278,238

27

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Materials - 3.4% - (continued)
70,326	Reliance, Inc.	$23,172,417
77,965	Westlake Corp.	6,184,184
		205,629,469
	Media & Entertainment - 11.2%
925,194	Alphabet, Inc. Class A	312,715,572
176,443	Alphabet, Inc. Class C	59,731,249
347,914	EchoStar Corp. Class A*	39,390,823
184,753	Liberty Media Corp.-Liberty Formula One Class C*	16,077,206
213,884	Meta Platforms, Inc. Class A	153,247,886
647,834	Netflix, Inc.*	54,087,661
301,855	Omnicom Group, Inc.	23,254,909
50,857	Reddit, Inc. Class A*	9,167,991
33,993	Spotify Technology SA*	17,008,398
		684,681,695
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
129,259	AbbVie, Inc.	28,826,050
206,101	Danaher Corp.	45,113,448
125,249	Eli Lilly & Co.	129,902,000
240,406	Gilead Sciences, Inc.	34,125,632
110,433	ICON PLC*	19,905,548
59,967	Illumina, Inc.*	8,683,821
323,564	Merck & Co., Inc.	35,679,402
138,951	Natera, Inc.*	32,117,134
		334,353,035
	Real Estate Management & Development - 0.1%
131,025	Zillow Group, Inc. Class C*	8,258,506
	Semiconductors & Semiconductor Equipment - 14.0%
211,611	ARM Holdings PLC ADR*	22,295,335
711,189	Broadcom, Inc.	235,616,916
78,227	Entegris, Inc.	9,236,262
134,992	MKS, Inc.	31,778,467
2,180,471	NVIDIA Corp.	416,753,422
170,925	NXP Semiconductors NV	38,652,979
319,766	QUALCOMM, Inc.	48,473,328
251,115	Texas Instruments, Inc.	54,127,838
		856,934,547
	Software & Services - 8.8%
97,800	Accenture PLC Class A	25,783,992
264,486	Amdocs Ltd.	21,671,983
32,959	AppLovin Corp. Class A*	15,593,232
61,097	Cloudflare, Inc. Class A*	10,835,553
344,785	Cognizant Technology Solutions Corp. Class A	28,293,057
47,553	Crowdstrike Holdings, Inc. Class A*	20,990,132
61,155	Intuit, Inc.	30,511,453
701,181	Microsoft Corp.	301,711,173
154,900	Oracle Corp.	25,493,442
251,637	Palantir Technologies, Inc. Class A*	36,887,468
242,816	Progress Software Corp.*	9,936,031
1,477	Rubicon Earnout Shares*(1)(2)	—
157,544	Rubicon TRA Placeholder*(1)(2)	13,041
163,234	Trimble, Inc.*	11,034,618
		538,755,175
	Technology Hardware & Equipment - 9.1%
197,180	Amphenol Corp. Class A	28,409,694
1,404,380	Apple, Inc.	364,408,522
127,287	Arista Networks, Inc.*	18,041,659
170,548	Belden, Inc.	20,041,096
66,736	Celestica, Inc.*	18,752,149
201,110	Corning, Inc.	20,764,608
61,120	Dell Technologies, Inc. Class C	6,994,573
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Technology Hardware & Equipment - 9.1% - (continued)
564,421	Flex Ltd.*		$35,581,100
13,516	Sandisk Corp.*		7,788,595
239,899	TD SYNNEX Corp.		38,064,774
			558,846,770
	Transportation - 1.2%
54,213	CH Robinson Worldwide, Inc.		10,568,824
334,411	Hub Group, Inc. Class A		15,911,275
359,120	Knight-Swift Transportation Holdings, Inc.		19,787,512
190,043	XPO, Inc.*		28,147,269
			74,414,880
	Utilities - 1.3%
198,585	Atmos Energy Corp.		33,032,629
128,236	Chesapeake Utilities Corp.		16,501,408
365,011	Sempra		31,759,607
			81,293,644
	Total Common Stocks (cost $4,101,469,235)		$6,014,318,884
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$436,299
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		285,185
	Total Convertible Preferred Stocks (cost $1,783,654)		$721,484
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
31,756	iShares Russell 2000 Value ETF		$6,156,853
261,244	Vanguard Russell 1000 Value ETF		25,204,821
	Total Exchange-Traded Funds (cost $30,049,325)		$31,361,674
	Total Long-Term Investments (cost $4,133,302,214)		$6,046,402,042
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 17,712,290
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $17,717,692; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$18,066,536
			$17,712,290
	Securities Lending Collateral - 0.0%
1,771,650	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)		1,771,650
	Total Short-Term Investments (cost $19,483,940)		$19,483,940
	Total Investments (cost $4,152,786,154)	98.8%	$6,065,885,982
	Other Assets and Liabilities	1.2%	71,288,173
	Net Assets	100.0%	$6,137,174,155
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

28

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $34,236,936 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$285,185
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	436,299
06/2015	Mammoth, Inc.	806,800	10,846,942	15,740,668
09/2015	Rubicon Earnout Shares	1,477	—	—
09/2015	Rubicon TRA Placeholder	157,544	—	13,041
11/2013	Tory Burch LLC	316,327	24,792,580	17,761,743
			$37,423,176	$34,236,936

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	210	03/20/2026	$73,140,375	$216,217
Total futures contracts				$216,217
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

29

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,014,318,884	$5,980,803,432	$—	$33,515,452
Convertible Preferred Stocks	721,484	—	—	721,484
Exchange-Traded Funds	31,361,674	31,361,674	—	—
Short-Term Investments	19,483,940	1,771,650	17,712,290	—
Futures Contracts(2)	216,217	216,217	—	—
Total	$6,066,102,199	$6,014,152,973	$17,712,290	$34,236,936

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

30

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.3%
10,147,712	The Hartford Capital Appreciation Fund, Class F		$454,110,104
13,101,754	The Hartford Dividend and Growth Fund, Class F		456,727,161
	Total Domestic Equity Funds (cost $660,937,062)		$910,837,265
	Taxable Fixed Income Funds - 33.4%
13,406,904	Hartford Total Return Bond ETF		457,979,841
	Total Affiliated Investment Companies (cost $1,158,542,370)		$1,368,817,106
	Total Investments (cost $1,158,542,370)	99.7%	$1,368,817,106
	Other Assets and Liabilities	0.3%	3,780,958
	Net Assets	100.0%	$1,372,598,064
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Total Return Bond ETF	$461,197,497	$—	$—	$—	$(3,217,656)	$457,979,841	13,406,904	$6,103,118	$—
The Hartford Capital Appreciation Fund, Class F	464,277,852	35,416,333	20,314,899	896,723	(26,165,905)	454,110,104	10,147,712	2,883,020	28,894,557
The Hartford Dividend and Growth Fund, Class F	462,206,929	53,003,623	32,995,569	2,969,055	(28,456,877)	456,727,161	13,101,754	2,053,990	48,138,200
Total	$1,387,682,278	$88,419,956	$53,310,468	$3,865,778	$(57,840,438)	$1,368,817,106	36,656,370	$11,040,128	$77,032,757
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,368,817,106	$1,368,817,106	$—	$—
Total	$1,368,817,106	$1,368,817,106	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

31

Hartford Climate Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Brazil - 0.9%
44,604	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,196,898
	Chile - 0.6%
14,526	Antofagasta PLC	719,785
	China - 2.6%
25,400	BYD Co. Ltd. Class H	316,658
25,400	Contemporary Amperex Technology Co. Ltd. Class A	1,281,609
172,660	LONGi Green Energy Technology Co. Ltd. Class A*	444,273
87,600	Shenzhen Inovance Technology Co. Ltd. Class A	942,000
12,500	Sungrow Power Supply Co. Ltd. Class A	271,555
		3,256,095
	Denmark - 1.6%
66,109	Vestas Wind Systems AS	2,003,855
	France - 1.1%
8,378	Legrand SA	1,337,613
	Germany - 6.7%
11,297	Bayerische Motoren Werke AG	1,163,368
12,785	Daimler Truck Holding AG	619,036
61,530	Infineon Technologies AG	3,007,739
8,701	Knorr-Bremse AG	1,013,103
8,405	Siemens AG	2,541,085
		8,344,331
	Ireland - 1.0%
14,767	Kingspan Group PLC	1,285,830
	Italy - 1.0%
10,184	Prysmian SpA	1,206,226
	Japan - 6.6%
7,700	Daikin Industries Ltd.	922,694
29,387	FANUC Corp.	1,180,023
79,471	Hitachi Ltd.	2,757,652
3,500	Keyence Corp.	1,284,011
45,200	Sekisui Chemical Co. Ltd.	799,470
6,700	Shimano, Inc.	763,716
52,300	Sumitomo Forestry Co. Ltd.	567,053
		8,274,619
	Norway - 1.7%
50,438	Mowi ASA	1,162,701
74,103	Norsk Hydro ASA	657,878
23,905	TOMRA Systems ASA	317,128
		2,137,707
	Portugal - 0.8%
40,525	Jeronimo Martins SGPS SA	955,622
	South Korea - 0.8%
638	HD Hyundai Electric Co. Ltd.	390,867
2,171	Samsung SDI Co. Ltd.*	584,382
		975,249
	Spain - 1.5%
22,745	EDP Renovaveis SA	345,528
68,900	Iberdrola SA	1,549,061
		1,894,589
	Sweden - 0.2%
56,163	Nibe Industrier AB Class B	215,148
	Switzerland - 1.0%
5,444	TE Connectivity PLC	1,212,814
	Taiwan - 0.9%
39,000	Chroma ATE, Inc.	1,197,549
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	United Kingdom - 1.4%
222,157	Kingfisher PLC	$1,023,787
45,812	National Grid PLC	778,325
		1,802,112
	United States - 67.8%
4,206	Acuity, Inc.	1,300,663
12,917	Advanced Drainage Systems, Inc.	1,963,901
1,889	Albemarle Corp.	322,320
13,588	Alphabet, Inc. Class A	4,592,744
12,192	Amazon.com, Inc.*	2,917,546
10,686	American Water Works Co., Inc.	1,379,883
9,107	Amphenol Corp. Class A	1,312,137
7,075	Analog Devices, Inc.	2,199,476
15,594	Aptiv PLC*	1,181,246
18,032	Archer-Daniels-Midland Co.	1,213,734
12,319	Arista Networks, Inc.*	1,746,095
5,595	ARM Holdings PLC ADR*	589,489
11,482	Atkore, Inc.	797,425
3,980	Cadence Design Systems, Inc.*	1,179,513
2,820	Carlisle Cos., Inc.	961,310
1,724	Caterpillar, Inc.	1,133,289
3,529	Chubb Ltd.	1,092,437
6,470	Clean Harbors, Inc.*	1,681,618
16,443	Core & Main, Inc. Class A*	877,398
10,422	Corning, Inc.	1,076,072
9,382	Credo Technology Group Holding Ltd.*	1,175,377
2,061	Deere & Co.	1,088,208
1,886	Eaton Corp. PLC	662,778
6,482	Ecolab, Inc.	1,827,859
2,276	EMCOR Group, Inc.	1,640,381
30,272	Exelon Corp.	1,355,580
6,072	Ferguson Enterprises, Inc.	1,532,937
6,969	First Solar, Inc.*	1,571,649
53,585	HA Sustainable Infrastructure Capital, Inc.	1,843,860
70,587	James Hardie Industries PLC CDI*	1,608,460
21,520	Kroger Co.	1,352,532
2,708	Lowe's Cos., Inc.	723,198
12,730	Microchip Technology, Inc.	966,462
7,628	Microsoft Corp.	3,282,252
1,601	Moody's Corp.	825,412
5,946	MYR Group, Inc.*	1,486,738
19,070	NextEra Energy, Inc.	1,676,253
14,020	Nextpower, Inc. Class A*	1,641,602
17,520	Procore Technologies, Inc.*	989,705
3,488	PTC, Inc.*	544,581
12,715	Public Service Enterprise Group, Inc.	1,047,207
9,215	Regal Rexnord Corp.	1,488,222
9,341	Republic Services, Inc.	2,009,156
28,939	Rollins, Inc.	1,832,996
3,177	S&P Global, Inc.	1,676,789
6,461	Schneider Electric SE	1,852,381
11,175	Sempra	972,337
16,855	Smurfit WestRock PLC	701,674
4,116	Swiss Re AG	657,670
851	Tesla, Inc.*	366,279
22,961	Tetra Tech, Inc.	864,711
2,486	TopBuild Corp.*	1,163,572
2,524	Trane Technologies PLC	1,061,544
6,177	Uber Technologies, Inc.*	494,469
16,724	UL Solutions, Inc. Class A	1,174,527
12,510	Veralto Corp.	1,238,240
2,776	Verisk Analytics, Inc.	603,669
10,057	Vertiv Holdings Co. Class A	1,872,412
3,931	Waste Management, Inc.	873,625
5,217	WESCO International, Inc.	1,509,956
5,539	Westinghouse Air Brake Technologies Corp.	1,274,745

32

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	United States - 67.8% - (continued)
29,563	Weyerhaeuser Co. REIT		$762,134
16,364	Xylem, Inc.		2,256,105
			85,068,540
	Total Common Stocks (cost $87,279,656)		$123,084,582
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 50,383
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$50,398; collateralized by U.S. Treasury Note
at 3.75%, maturing 06/30/2027, with a market
value of $51,402
			$50,383
	Total Short-Term Investments (cost $50,383)		$50,383
	Total Investments (cost $87,330,039)	98.2%	$123,134,965
	Other Assets and Liabilities	1.8%	2,245,103
	Net Assets	100.0%	$125,380,068
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$123,084,582	$83,359,741	$39,724,841	$—
Short-Term Investments	50,383	—	50,383	—
Total	$123,134,965	$83,359,741	$39,775,224	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

33

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.4%
	Domestic Equity Funds - 26.3%
252,316	Hartford Core Equity Fund, Class F	$13,874,847
263,065	Hartford Large Cap Growth ETF*	6,971,222
105,884	Hartford Small Cap Value Fund, Class F	1,344,724
60,696	Hartford US Quality Growth ETF	3,673,067
70,529	Hartford US Value ETF	3,973,674
311,197	The Hartford Equity Income Fund, Class F	6,432,441
51,654	The Hartford Small Company Fund, Class F*	1,343,525
	Total Domestic Equity Funds (cost $27,323,987)	$37,613,500
	International/Global Equity Funds - 10.4%
102,266	Hartford Multifactor Developed Markets (ex-US) ETF	3,936,218
69,706	Hartford Schroders Emerging Markets Equity Fund, Class F	1,751,020
141,881	Hartford Schroders International Contrarian Value Fund, Class F	2,450,278
111,928	The Hartford International Growth Fund, Class F	2,457,932
187,974	The Hartford International Opportunities Fund, Class F	4,238,823
	Total International/Global Equity Funds (cost $10,612,526)	$14,834,271
	Taxable Fixed Income Funds - 62.7%
702,060	Hartford Core Bond ETF	24,896,803
1,824,092	Hartford Schroders Core Fixed Income Fund, Class F	15,833,124
467,913	Hartford Strategic Income ETF	16,655,363
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.4% - (continued)
	Taxable Fixed Income Funds - 62.7% - (continued)
665,258	The Hartford Inflation Plus Fund, Class F		$7,045,079
2,523,102	The Hartford World Bond Fund, Class F		25,306,713
	Total Taxable Fixed Income Funds (cost $91,141,200)		$89,737,082
	Total Affiliated Investment Companies (cost $129,077,713)		$142,184,853
	Total Investments (cost $129,077,713)	99.4%	$142,184,853
	Other Assets and Liabilities	0.6%	834,925
	Net Assets	100.0%	$143,019,778
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$25,000,357	$—	$—	$—	$(103,554)	$24,896,803	702,060	$279,409	$—
Hartford Core Equity Fund, Class F	14,025,801	1,857,468	801,195	(22,087)	(1,185,140)	13,874,847	252,316	88,768	1,407,615
Hartford Large Cap Growth ETF	7,439,478	—	—	—	(468,256)	6,971,222	263,065	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,637,601	—	—	—	298,617	3,936,218	102,266	52,656	—
Hartford Schroders Core Fixed Income Fund, Class F	16,285,770	560,748	902,558	(3,448)	(107,388)	15,833,124	1,824,092	189,782	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,806,464	59,194	279,878	61,493	103,747	1,751,020	69,706	31,015	—
Hartford Schroders International Contrarian Value Fund, Class F	2,865,857	174,307	715,216	105,345	19,985	2,450,278	141,881	98,369	71,399
Hartford Small Cap Value Fund, Class F	1,427,479	96,584	228,632	5,800	43,493	1,344,724	105,884	19,820	76,764
Hartford Strategic Income ETF	16,709,173	—	—	—	(53,810)	16,655,363	467,913	251,852	—
Hartford US Quality Growth ETF	3,675,446	—	—	—	(2,379)	3,673,067	60,696	7,357	—
Hartford US Value ETF	3,750,535	—	—	—	223,139	3,973,674	70,529	27,809	—
The Hartford Equity Income Fund, Class F	6,808,472	729,957	888,396	(41,457)	(176,135)	6,432,441	311,197	39,837	690,120
The Hartford Inflation Plus Fund, Class F	7,252,887	182,403	368,715	(1,546)	(19,950)	7,045,079	665,258	72,103	—
The Hartford International Growth Fund, Class F	2,537,381	135,969	247,132	24,165	7,549	2,457,932	111,928	28,256	8,560
The Hartford International Opportunities Fund, Class F	4,341,706	356,352	465,673	15,234	(8,796)	4,238,823	187,974	79,194	275,816
The Hartford Small Company Fund, Class F	1,413,795	50,335	185,739	19,807	45,327	1,343,525	51,654	—	—
The Hartford World Bond Fund, Class F	26,081,414	1,058,291	1,274,682	(38,678)	(519,632)	25,306,713	2,523,102	676,244	—
Total	$145,059,616	$5,261,608	$6,357,816	$124,628	$(1,903,183)	$142,184,853	7,911,521	$1,942,471	$2,530,274

34

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$142,184,853	$142,184,853	$—	$—
Total	$142,184,853	$142,184,853	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

35

Hartford Core Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.6%
166,545	Tesla, Inc.*	$71,682,633
	Banks - 3.6%
804,659	JP Morgan Chase & Co.	246,137,141
1,810,344	Wells Fargo & Co.	163,818,029
		409,955,170
	Capital Goods - 9.0%
282,684	Builders FirstSource, Inc.*	32,339,050
223,719	Caterpillar, Inc.	147,063,922
464,536	Emerson Electric Co.	68,268,210
322,032	Ferguson Enterprises, Inc.	81,300,199
242,749	FTAI Aviation Ltd.	66,105,408
82,094	GE Vernova, Inc.	59,630,619
447,189	General Electric Co.	137,193,113
264,078	L3Harris Technologies, Inc.	90,539,142
97,316	Parker-Hannifin Corp.	91,072,205
730,687	RTX Corp.	146,816,939
254,671	Trane Technologies PLC	107,109,529
		1,027,438,336
	Commercial & Professional Services - 0.6%
321,956	Republic Services, Inc.	69,249,516
	Consumer Discretionary Distribution & Retail - 8.1%
2,408,028	Amazon.com, Inc.*	576,241,100
29,904	AutoZone, Inc.*	110,773,088
543,468	Lowe's Cos., Inc.	145,138,564
348,861	Pool Corp.	88,642,092
		920,794,844
	Consumer Services - 1.5%
1,398,845	Chipotle Mexican Grill, Inc.*	54,373,105
366,536	Marriott International, Inc. Class A	115,568,801
		169,941,906
	Consumer Staples Distribution & Retail - 2.8%
1,276,478	BJ's Wholesale Club Holdings, Inc.*	117,997,627
1,651,201	Walmart, Inc.	196,724,087
		314,721,714
	Energy - 3.0%
428,695	Expand Energy Corp.	48,189,605
1,425,710	Exxon Mobil Corp.	201,595,394
1,381,428	Williams Cos., Inc.	92,914,847
		342,699,846
	Equity Real Estate Investment Trusts (REITs) - 2.0%
550,336	Simon Property Group, Inc. REIT	105,284,780
651,551	Welltower, Inc. REIT	122,726,147
		228,010,927
	Financial Services - 7.1%
291,910	American Express Co.	102,801,945
154,655	Goldman Sachs Group, Inc.	144,665,834
713,252	Intercontinental Exchange, Inc.	123,948,933
617,600	KKR & Co., Inc.	70,566,976
1,227,391	Klarna Group PLC*	28,315,910
409,774	Mastercard, Inc. Class A	220,782,133
1,197,898	Nasdaq, Inc.	116,064,337
		807,146,068
	Food, Beverage & Tobacco - 2.6%
973,438	McCormick & Co., Inc.	60,187,672
840,349	Monster Beverage Corp.*	67,866,585
912,341	Philip Morris International, Inc.	163,710,469
		291,764,726
	Health Care Equipment & Services - 2.6%
1,262,460	Abbott Laboratories	137,986,878
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 2.6% - (continued)
344,572	Cencora, Inc.	$123,777,154
69,206	HCA Healthcare, Inc.	33,791,213
		295,555,245
	Insurance - 1.6%
351,315	Arthur J Gallagher & Co.	87,607,421
298,896	Chubb Ltd.	92,526,246
		180,133,667
	Materials - 2.0%
243,449	Linde PLC	111,248,890
332,818	Sherwin-Williams Co.	118,030,575
		229,279,465
	Media & Entertainment - 11.4%
2,318,920	Alphabet, Inc. Class A	783,794,960
277,965	EchoStar Corp. Class A*	31,471,197
512,086	Meta Platforms, Inc. Class A	366,909,619
1,480,190	Netflix, Inc.*	123,581,063
		1,305,756,839
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
247,767	Eli Lilly & Co.	256,971,544
1,053,633	Gilead Sciences, Inc.	149,563,204
792,032	Johnson & Johnson	179,989,272
129,834	United Therapeutics Corp.*	60,955,765
241,004	Vertex Pharmaceuticals, Inc.*	113,247,780
		760,727,565
	Semiconductors & Semiconductor Equipment - 14.2%
1,192,408	Broadcom, Inc.	395,044,770
92,735	KLA Corp.	132,420,016
187,163	Micron Technology, Inc.	77,650,186
4,966,303	NVIDIA Corp.	949,209,492
265,819	NXP Semiconductors NV	60,112,309
		1,614,436,773
	Software & Services - 8.7%
245,058	Cadence Design Systems, Inc.*	72,625,389
1,690,528	Microsoft Corp.	727,417,293
589,731	Oracle Corp.	97,057,928
982,204	Trimble, Inc.*	66,396,990
92,700	Tyler Technologies, Inc.*	34,243,380
		997,740,980
	Technology Hardware & Equipment - 8.8%
3,205,767	Apple, Inc.	831,832,421
1,061,188	Corning, Inc.	109,567,661
152,170	Motorola Solutions, Inc.	61,254,512
		1,002,654,594
	Telecommunication Services - 0.5%
300,594	T-Mobile U.S., Inc.	59,280,143
	Utilities - 2.4%
503,644	Atmos Energy Corp.	83,776,143
1,626,921	Dominion Energy, Inc.	97,891,837
805,908	WEC Energy Group, Inc.	89,189,838
		270,857,818
	Total Common Stocks (cost $6,080,320,847)	$11,369,828,775

36

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 3,405,427
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $3,406,466; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$3,473,546
			$3,405,427
	Total Short-Term Investments (cost $3,405,427)		$3,405,427
	Total Investments (cost $6,083,726,274)	99.8%	$11,373,234,202
	Other Assets and Liabilities	0.2%	24,905,094
	Net Assets	100.0%	$11,398,139,296
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,369,828,775	$11,369,828,775	$—	$—
Short-Term Investments	3,405,427	—	3,405,427	—
Total	$11,373,234,202	$11,369,828,775	$3,405,427	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

37

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Banks - 6.7%
8,621,458	Bank of America Corp.	$458,661,566
6,664,857	Huntington Bancshares, Inc.	116,501,700
7,160,061	Truist Financial Corp.	368,170,337
3,132,572	Wells Fargo & Co.	283,466,440
		1,226,800,043
	Capital Goods - 10.7%
807,256	Airbus SE	184,821,043
249,714	General Dynamics Corp.	87,672,088
630,115	Hubbell, Inc.	307,458,313
691,490	Lockheed Martin Corp.	438,556,788
3,372,207	Masco Corp.	222,869,161
2,672,517	Otis Worldwide Corp.	228,286,402
1,002,601	Vertiv Holdings Co. Class A	186,664,254
1,379,157	Westinghouse Air Brake Technologies Corp.	317,399,192
		1,973,727,241
	Consumer Discretionary Distribution & Retail - 5.5%
2,218,340	Amazon.com, Inc.*	530,848,762
1,467,556	Lowe's Cos., Inc.	391,925,506
653,509	TJX Cos., Inc.	97,902,183
		1,020,676,451
	Consumer Durables & Apparel - 0.9%
1,302,476	Tapestry, Inc.	165,297,229
	Consumer Services - 0.4%
282,341	Expedia Group, Inc.	74,775,190
	Consumer Staples Distribution & Retail - 1.5%
3,254,058	Sysco Corp.	272,852,763
	Energy - 5.5%
1,966,390	ConocoPhillips	204,956,830
9,920,768	Coterra Energy, Inc.	286,214,157
1,719,980	EQT Corp.	99,294,445
1,223,915	TotalEnergies SE(1)	88,611,446
4,934,064	Williams Cos., Inc.	331,865,145
		1,010,942,023
	Equity Real Estate Investment Trusts (REITs) - 3.0%
582,569	AvalonBay Communities, Inc. REIT	103,505,034
440,491	Public Storage REIT	121,659,209
1,720,441	Welltower, Inc. REIT	324,062,267
		549,226,510
	Financial Services - 8.3%
265,508	American Express Co.	93,503,952
259,633	Blackrock, Inc.	290,513,749
2,250,434	Intercontinental Exchange, Inc.	391,080,421
485,890	Morgan Stanley	88,820,692
749,829	S&P Global, Inc.	395,752,248
849,646	Visa, Inc. Class A	273,441,572
		1,533,112,634
	Food, Beverage & Tobacco - 4.1%
4,695,527	General Mills, Inc.	217,215,079
2,952,020	Philip Morris International, Inc.	529,710,469
		746,925,548
	Health Care Equipment & Services - 4.2%
376,445	HCA Healthcare, Inc.	183,806,800
516,726	Humana, Inc.	100,864,915
664,900	Labcorp Holdings, Inc.	180,533,648
1,101,743	UnitedHealth Group, Inc.	316,123,119
		781,328,482
	Household & Personal Products - 2.1%
5,790,051	Unilever PLC ADR(1)	395,807,886
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Insurance - 3.0%
3,087,698	American International Group, Inc.	$231,206,826
1,683,471	Marsh & McLennan Cos., Inc.	316,812,408
		548,019,234
	Materials - 2.5%
4,122,127	Amcor PLC	182,404,120
586,789	Avery Dennison Corp.	108,855,227
2,504,149	BHP Group Ltd. ADR(1)	172,110,161
		463,369,508
	Media & Entertainment - 8.0%
3,011,219	Alphabet, Inc. Class A	1,017,792,022
1,697,166	Omnicom Group, Inc.	130,749,669
1,390,130	Publicis Groupe SA	138,941,071
1,620,672	Walt Disney Co.	182,811,801
		1,470,294,563
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
1,017,966	AbbVie, Inc.	227,016,598
1,284,267	AstraZeneca PLC ADR	119,141,450
1,316,165	Danaher Corp.	288,095,357
1,922,630	Gilead Sciences, Inc.	272,917,328
3,596,065	Merck & Co., Inc.	396,538,087
8,609,782	Pfizer, Inc.	227,642,636
		1,531,351,456
	Semiconductors & Semiconductor Equipment - 7.4%
485,156	Broadcom, Inc.	160,732,183
732,969	Micron Technology, Inc.	304,094,179
1,888,017	NXP Semiconductors NV	426,956,164
2,546,500	QUALCOMM, Inc.	386,023,935
276,734	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,477,191
		1,369,283,652
	Software & Services - 6.5%
3,265,722	Cognizant Technology Solutions Corp. Class A	267,985,147
1,378,011	Microsoft Corp.	592,944,353
389,897	Roper Technologies, Inc.	144,741,463
894,440	Salesforce, Inc.	189,880,668
		1,195,551,631
	Technology Hardware & Equipment - 4.5%
414,393	Apple, Inc.	107,526,696
6,637,078	Cisco Systems, Inc.	519,815,949
993,403	Dell Technologies, Inc. Class C	113,685,039
495,101	TD SYNNEX Corp.	78,557,676
		819,585,360
	Transportation - 1.7%
2,906,781	Delta Air Lines, Inc.	191,527,800
591,186	JB Hunt Transport Services, Inc.	119,845,226
		311,373,026
	Utilities - 4.4%
1,886,705	Duke Energy Corp.	228,951,652
6,298,831	Exelon Corp.	282,061,652
3,375,158	Sempra	293,672,498
		804,685,802
	Total Common Stocks (cost $12,649,774,872)	$18,264,986,232

38

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
$ 25,403,481
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at
3.66%, due on 02/02/2026 with a
maturity value of $25,411,229;
collateralized by U.S. Treasury Note at
3.75%, maturing 06/30/2027, with a
market value of $25,911,646
			$25,403,481
	Securities Lending Collateral - 0.6%
114,423,131	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		114,423,131
	Total Short-Term Investments (cost $139,826,612)		$139,826,612
	Total Investments (cost $12,789,601,484)	100.0%	$18,404,812,844
	Other Assets and Liabilities	0.0%	1,209,054
	Net Assets	100.0%	$18,406,021,898
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,264,986,232	$17,941,224,118	$323,762,114	$—
Short-Term Investments	139,826,612	114,423,131	25,403,481	—
Total	$18,404,812,844	$18,055,647,249	$349,165,595	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

39

Hartford Dynamic Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9%
	Auto Manufacturers - 0.4%
$ 9,970,000	Ford Motor Credit Co. LLC 3.63%, 06/17/2031	$9,214,748
4,444,000	General Motors Financial Co., Inc. 6.50%, 09/30/2028, (6.50% fixed rate until 09/30/2028; 3 mo. USD Term SOFR + 3.44% thereafter)(1)(2)(3)	4,505,367
		13,720,115
	Beverages - 0.3%
8,820,000	Keurig Dr. Pepper, Inc. 5.20%, 03/15/2031	9,052,616
	Chemicals - 1.0%
	FMC Corp.
2,220,000	3.45%, 10/01/2029	1,994,133
7,045,000	4.50%, 10/01/2049	4,399,841
2,905,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(4)	2,877,390
	OCP SA
9,470,000	3.75%, 06/23/2031(2)(5)	8,814,174
11,235,000	5.13%, 06/23/2051(5)	9,104,215
8,595,000	Olympus Water U.S. Holding Corp. 7.25%, 02/15/2033(4)	8,561,552
		35,751,305
	Commercial Banks - 3.2%
	BNP Paribas SA
9,255,000	4.92%, 01/15/2034, (4.92% fixed rate until 01/15/2033; 6 mo. USD SOFR + 1.29% thereafter)(3)(4)	9,208,258
8,705,000	7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(2)(3)(4)	9,181,477
5,135,000	8.00%, 08/22/2031, (8.00% fixed rate until 08/22/2031; 5 yr. USD CMT + 3.73% thereafter)(1)(2)(3)(4)	5,594,125
	Citigroup, Inc.
9,005,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(1)(3)	9,169,558
18,484,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(1)(3)	18,882,446
7,830,000	Credit Agricole SA 4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(3)(4)	7,833,946
	Goldman Sachs Group, Inc.
11,980,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(3)	11,975,483
4,143,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(1)(3)	4,382,228
4,288,000	Societe Generale SA 8.13%, 11/21/2029, (8.13% fixed rate until 11/21/2029; 5 yr. USD CMT + 3.79% thereafter)(1)(2)(3)(4)	4,575,154
	UBS Group AG
12,465,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(1)(3)(4)	12,618,367
17,081,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(3)(4)	17,360,343
5,135,000	7.75%, 04/12/2031, (7.75% fixed rate until 04/12/2031; 5 yr. USD ICE Swap + 4.16% thereafter)(1)(3)(4)	5,506,266
		116,287,651
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Commercial Services - 0.7%
	Adani Ports & Special Economic Zone Ltd.
$ 10,080,000	3.10%, 02/02/2031(5)	$9,026,548
6,525,000	5.00%, 08/02/2041(5)	5,666,066
11,195,000	Element Fleet Management Corp. 4.64%, 11/24/2030(4)	11,219,363
		25,911,977
	Construction Materials - 0.1%
4,900,000	Standard Industries, Inc. 4.38%, 07/15/2030(4)	4,727,087
	Diversified Financial Services - 1.4%
21,775,000	AGFC Capital Trust I 5.68%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(3)(4)	14,317,062
5,820,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(1)(3)	5,765,818
17,265,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(3)	17,270,150
12,960,000	Freedom Mortgage Holdings LLC 6.88%, 05/01/2031(4)	12,861,171
		50,214,201
	Electric - 6.3%
2,490,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(5)	2,262,381
9,770,106	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	9,203,440
8,950,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	8,951,781
9,000,000	CenterPoint Energy, Inc. 5.95%, 04/01/2056, (5.95% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.22% thereafter)(3)	9,068,805
4,160,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,912,933
11,350,000	Dayton Power & Light Co. 4.55%, 08/15/2030	11,306,537
	Dominion Energy, Inc.
22,185,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(3)	22,261,773
8,660,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	9,018,882
2,503,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(2)(4)	2,286,462
9,458,000	Emera U.S. Finance LP 2.64%, 06/15/2031	8,554,817
10,000,000	Entergy Arkansas LLC 4.95%, 01/15/2036	9,978,452
23,176,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(3)	23,273,571
	NextEra Energy Capital Holdings, Inc.
1,735,000	6.38%, 08/15/2055, (6.38% fixed rate until 05/15/2030; 5 yr. USD CMT + 2.05% thereafter)(3)	1,791,920
6,005,000	6.50%, 08/15/2055, (6.50% fixed rate until 05/15/2035; 5 yr. USD CMT + 1.98% thereafter)(3)	6,313,014
	Pacific Gas & Electric Co.
20,195,000	2.50%, 02/01/2031	18,260,016
16,590,000	4.55%, 07/01/2030	16,544,311
	PacifiCorp
4,440,000	2.90%, 06/15/2052	2,620,340
4,588,000	3.30%, 03/15/2051	2,948,234

40

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Electric - 6.3% - (continued)
$ 5,577,000	4.13%, 01/15/2049	$4,185,196
14,290,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(5)	13,809,690
17,575,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)(3)	17,980,070
	Southern California Edison Co.
10,140,000	2.75%, 02/01/2032	9,097,390
1,189,000	3.65%, 02/01/2050	830,129
6,401,000	4.00%, 04/01/2047	4,832,439
4,330,000	Southern Co. 6.38%, 03/15/2055, (6.38% fixed rate until 12/15/2034; 5 yr. USD CMT + 2.07% thereafter)(3)	4,515,947
9,225,000	Vistra Operations Co. LLC 4.70%, 01/31/2031(4)	9,212,075
		233,020,605
	Energy-Alternate Sources - 0.1%
4,217,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(3)	4,421,246
	Food - 0.2%
800,000	BRF SA 5.75%, 09/21/2050(5)	662,727
8,812,000	MARB BondCo PLC 3.95%, 01/29/2031(5)	7,970,057
		8,632,784
	Forest Products & Paper - 0.2%
9,485,000	Suzano Austria GmbH 3.75%, 01/15/2031	8,951,006
	Gas - 0.2%
8,621,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(3)(4)	8,966,193
	Healthcare - Services - 0.7%
31,315,000	Centene Corp. 2.50%, 03/01/2031	27,080,730
	Insurance - 3.3%
4,815,000	American National Global Funding 4.88%, 01/23/2031(4)	4,795,558
18,196,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	18,376,322
10,305,000	Athene Global Funding 2.65%, 10/04/2031(4)	9,175,778
18,180,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(3)	18,212,451
12,978,000	CNO Global Funding 4.70%, 12/11/2030(4)	12,968,368
8,390,000	Equitable Holdings, Inc. 5.59%, 01/11/2033	8,752,983
3,876,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(4)	4,020,306
27,120,000	Global Atlantic Fin Co. 7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(3)(4)	27,342,384
	Liberty Mutual Group, Inc.
4,467,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(3)(4)	4,420,855
1,013,000	4.30%, 02/01/2061(4)	676,852
4,203,000	Prudential Financial, Inc. 6.50%, 03/15/2054, (6.50% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.40% thereafter)(3)	4,424,977
9,195,000	Willis North America, Inc. 4.55%, 03/15/2031	9,188,842
		122,355,676
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Investment Company Security - 3.3%
$ 9,220,000	Apollo Debt Solutions BDC 5.70%, 01/23/2031(4)	$9,170,406
15,205,000	Ares Capital Corp. 5.25%, 04/12/2031	14,973,099
	Ares Strategic Income Fund
18,291,000	5.15%, 01/15/2031(4)	17,801,835
6,730,000	5.55%, 04/15/2031(4)	6,655,069
8,880,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(3)	9,315,120
	HPS Corporate Lending Fund
6,560,000	5.15%, 04/02/2029(4)	6,534,532
4,450,000	5.45%, 11/15/2030(4)	4,397,384
9,300,000	5.65%, 04/02/2031(4)	9,237,467
16,291,000	5.85%, 06/05/2030(4)	16,393,938
	Sixth Street Lending Partners
13,415,000	6.13%, 07/15/2030	13,728,936
3,852,000	6.50%, 03/11/2029	3,999,532
8,585,000	Sixth Street Specialty Lending, Inc. 6.13%, 03/01/2029(2)	8,837,413
		121,044,731
	IT Services - 0.2%
8,725,000	Dell International LLC/EMC Corp. 4.50%, 02/15/2031	8,702,156
	Lodging - 0.6%
9,060,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(5)	8,989,836
13,339,000	Studio City Finance Ltd. 5.00%, 01/15/2029(4)	12,922,427
		21,912,263
	Machinery-Diversified - 0.1%
4,250,000	Regal Rexnord Corp. 6.30%, 02/15/2030	4,506,137
	Media - 3.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
8,115,000	3.70%, 04/01/2051	5,188,882
22,164,000	3.90%, 06/01/2052	14,472,652
40,898,000	3.95%, 06/30/2062	24,963,885
9,900,000	4.40%, 12/01/2061	6,530,305
	Grupo Televisa SAB
1,891,000	5.00%, 05/13/2045	1,317,879
2,515,000	5.25%, 05/24/2049	1,750,040
4,914,000	6.13%, 01/31/2046	3,867,289
3,300,000	6.63%, 01/15/2040	2,955,150
	Paramount Global
9,620,000	4.20%, 05/19/2032	8,686,450
9,565,000	4.38%, 03/15/2043	6,588,031
24,165,000	4.95%, 01/15/2031	23,118,204
19,385,000	4.95%, 05/19/2050	13,599,331
11,500,000	Ziggo BV 4.88%, 01/15/2030(4)	10,856,739
		123,894,837
	Miscellaneous Manufacturing - 0.3%
9,081,000	Entegris, Inc. 4.75%, 04/15/2029(4)	9,074,135
	Oil & Gas - 4.3%
5,193,000	APA Corp. 5.35%, 07/01/2049	4,393,088
11,935,000	Apache Corp. 4.75%, 04/15/2043	9,416,699
11,155,000	Continental Resources, Inc. 4.90%, 06/01/2044	9,027,508
	Ecopetrol SA
10,135,000	4.63%, 11/02/2031	9,109,477
10,105,000	7.75%, 02/01/2032	10,380,078
4,625,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	4,492,554

41

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Oil & Gas - 4.3% - (continued)
	Hilcorp Energy I LP/Hilcorp Finance Co.
$ 6,315,000	6.00%, 02/01/2031(4)	$6,098,591
3,045,000	6.25%, 04/15/2032(4)	2,920,439
4,330,000	6.88%, 05/15/2034(4)	4,172,941
32,785,000	Petroleos Mexicanos 6.75%, 09/21/2047	27,033,239
	Phillips 66 Co.
8,972,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	8,937,250
18,037,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(3)	18,134,905
18,710,000	Saudi Arabian Oil Co. 6.00%, 02/02/2056(4)	18,264,141
	SM Energy Co.
4,435,000	6.75%, 08/01/2029(4)	4,485,484
4,530,000	7.00%, 08/01/2032(2)(4)	4,541,607
9,235,000	TotalEnergies Capital USA LLC 4.25%, 01/13/2031	9,235,157
8,890,000	Viper Energy Partners LLC 4.90%, 08/01/2030(2)	9,001,747
		159,644,905
	Packaging & Containers - 0.2%
7,040,000	Klabin Austria GmbH 3.20%, 01/12/2031(5)	6,377,367
	Pharmaceuticals - 0.8%
	CVS Health Corp.
8,755,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(3)	9,101,593
1,710,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	1,789,764
20,210,000	Viatris, Inc. 2.70%, 06/22/2030	18,518,670
		29,410,027
	Pipelines - 2.4%
	Columbia Pipelines Holding Co. LLC
10,370,000	5.00%, 11/17/2032(4)	10,423,171
11,518,000	5.10%, 10/01/2031(4)	11,713,439
4,305,000	Enbridge, Inc. 7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(3)	4,588,174
	Energy Transfer LP
28,675,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(3)	28,676,377
14,196,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(3)	14,297,189
8,870,000	ONEOK, Inc. 4.75%, 10/15/2031	8,909,792
8,175,000	Whistler Pipeline LLC 5.40%, 09/30/2029(4)	8,446,550
		87,054,692
	Real Estate Investment Trusts - 2.3%
8,990,000	American Tower Corp. 4.70%, 12/15/2032	8,998,045
16,895,000	Brandywine Operating Partnership LP 6.13%, 01/15/2031	16,369,485
9,910,000	Brixmor Operating Partnership LP 2.50%, 08/16/2031	8,891,731
8,920,000	Crown Castle, Inc. 4.90%, 09/01/2029	9,072,237
19,850,000	GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	17,969,695
4,525,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	4,349,737
9,435,000	Iron Mountain, Inc. 4.50%, 02/15/2031(4)	9,016,253
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Real Estate Investment Trusts - 2.3% - (continued)
	Trust Fibra Uno
$ 3,398,000	4.87%, 01/15/2030(5)	$3,323,646
5,902,000	7.70%, 01/23/2032(5)	6,432,590
		84,423,419
	Retail - 0.2%
8,800,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(4)	9,024,057
	Semiconductors - 1.0%
	Foundry JV Holdco LLC
8,895,000	5.88%, 01/25/2034(4)	9,194,453
8,320,000	5.90%, 01/25/2033(4)	8,726,420
15,580,000	Intel Corp. 3.10%, 02/15/2060	8,938,737
11,654,000	Qorvo, Inc. 3.38%, 04/01/2031(4)	10,781,099
		37,640,709
	Software - 1.6%
5,075,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(4)	4,559,226
	Oracle Corp.
10,080,000	2.88%, 03/25/2031	9,055,583
20,155,000	2.95%, 04/01/2030	18,622,687
20,540,000	3.60%, 04/01/2050	12,811,593
13,100,000	3.85%, 04/01/2060	7,948,868
6,625,000	4.00%, 07/15/2046	4,571,032
		57,568,989
	Telecommunications - 2.3%
	Bell Telephone Co. of Canada or Bell Canada
4,330,000	6.88%, 09/15/2055, (6.88% fixed rate until 06/15/2030; 5 yr. USD CMT + 2.39% thereafter)(3)	4,486,174
3,236,000	7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	3,394,014
9,765,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	9,092,111
9,230,000	Orange SA 4.75%, 01/13/2033(4)	9,208,322
	Rogers Communications, Inc.
1,735,000	7.00%, 04/15/2055, (7.00% fixed rate until 02/14/2030; 5 yr. USD CMT + 2.65% thereafter)(3)	1,799,667
8,580,000	7.13%, 04/15/2055, (7.13% fixed rate until 02/14/2035; 5 yr. USD CMT + 2.62% thereafter)(3)	8,997,393
12,955,000	Telecom Argentina SA 8.50%, 01/20/2036(4)	13,074,834
	TELUS Corp.
9,015,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(3)	9,108,170
4,330,000	6.63%, 10/15/2055, (6.63% fixed rate until 07/15/2030; 5 yr. USD CMT + 2.77% thereafter)(2)(3)	4,428,421
8,950,000	6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(3)	8,989,996
4,330,000	7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	4,528,473
10,035,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(4)	9,169,557
		86,277,132
	Transportation - 0.0%
1,545,000	Rumo Luxembourg SARL 4.20%, 01/18/2032(5)	1,425,309

42

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Trucking & Leasing - 0.3%
$ 9,245,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(4)	$9,226,718
	Water - 0.5%
18,750,000	Aegea Finance SARL 7.63%, 01/20/2036(4)	18,297,982
	Total Corporate Bonds (cost $1,541,822,161)	$1,544,598,757
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
	Colombia - 1.2%
	Colombia Government International Bonds
32,390,000	3.25%, 04/22/2032(2)	$27,354,974
18,330,000	6.50%, 01/21/2033	18,154,949
		45,509,923
	Israel - 0.3%
9,215,000	Israel Government International Bonds 4.50%, 01/13/2031	9,164,609
	Mexico - 1.0%
	Mexico Government International Bonds
7,660,000	3.75%, 04/19/2071	4,496,420
9,185,000	4.75%, 03/22/2031	9,029,314
3,930,000	5.38%, 03/22/2033	3,870,067
5,095,000	5.38%, 03/22/2033	5,017,811
15,470,000	5.63%, 02/09/2034	15,413,380
		37,826,992
	Total Foreign Government Obligations (cost $92,683,625)	$92,501,524
U.S. GOVERNMENT SECURITIES - 54.0%
	U.S. Treasury Securities - 54.0%
	U.S. Treasury Bonds - 6.5%
57,865,000	2.38%, 02/15/2042	$42,442,621
76,545,000	3.50%, 02/15/2039	69,389,837
43,690,000	4.63%, 02/15/2040	43,961,356
15,630,000	4.63%, 11/15/2055	14,980,378
66,630,000	4.88%, 08/15/2045	67,015,204
		237,789,396
	U.S. Treasury Notes - 47.5%
18,465,000	3.38%, 12/31/2027	18,411,625
9,032,100	3.50%, 09/30/2027	9,027,161
549,525,000	3.63%, 08/15/2028(6)	550,211,906
206,665,000	3.63%, 12/31/2030	205,034,285
388,525,000	3.75%, 10/31/2032	382,484,648
78,345,000	3.88%, 04/30/2030	78,736,725
23,790,000	4.00%, 03/31/2030	24,026,971
331,455,000	4.13%, 11/30/2029	336,375,035
146,050,000	4.25%, 08/15/2035	146,186,922
		1,750,495,278
	Total U.S. Government Securities (cost $1,990,314,236)	$1,988,284,674
	Total Long-Term Investments (cost $3,624,820,022)	$3,625,384,955
SHORT-TERM INVESTMENTS - 1.5%
	Securities Lending Collateral - 1.4%
50,648,292	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)	$50,648,292
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
$ 3,570,000	7.03%, 02/10/2026(8)		$3,566,796
	Total Short-Term Investments (cost $54,211,413)		$54,215,088
	Total Investments (cost $3,679,031,435)	99.9%	$3,679,600,043
	Other Assets and Liabilities	0.1%	2,701,109
	Net Assets	100.0%	$3,682,301,152
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(2)	Represents entire or partial securities on loan.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$494,695,608, representing 13.4% of net assets.

(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $106,652,711, representing 2.9% of net assets.

(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $3,003,750.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

43

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	34,328,250	5.00%	12/20/2030	Quarterly	$2,844,360	$—	$3,074,648	$230,288
Total centrally cleared credit default swap contracts						$2,844,360	$—	$3,074,648	$230,288

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$1,544,598,757	$—	$1,544,598,757	$—
Foreign Government Obligations	92,501,524	—	92,501,524	—
U.S. Government Securities	1,988,284,674	—	1,988,284,674	—
Short-Term Investments	54,215,088	50,648,292	3,566,796	—
Swaps - Credit Default(2)	230,288	—	230,288	—
Total	$3,679,830,331	$50,648,292	$3,629,182,039	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

44

Hartford Emerging Markets Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Australia - 0.5%
31,000	Anglogold Ashanti PLC	$2,794,573
	Brazil - 3.3%
152,300	Allos SA	894,223
343,500	Banco BTG Pactual SA	3,912,940
193,779	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,199,842
782,900	Cogna Educacao SA	676,870
168,400	Cury Construtora e Incorporadora SA	1,105,547
110,100	Porto Seguro SA	1,051,052
394,200	TIM SA	1,836,641
273,900	TOTVS SA	2,319,647
		16,996,762
	Chile - 0.3%
215,980	Enel Chile SA ADR	937,353
12,931	Latam Airlines Group SA ADR	850,989
		1,788,342
	China - 26.7%
2,072,800	Agricultural Bank of China Ltd. Class H	1,449,129
471,700	Alibaba Group Holding Ltd.	10,034,745
32,340	Atour Lifestyle Holdings Ltd. ADR	1,155,832
2,667,600	BAIC Motor Corp. Ltd. Class H*(1)	631,349
14,850,605	Bank of China Ltd. Class H	8,868,532
4,571,700	Bank of Communications Co. Ltd. Class H	3,927,506
631,500	Beijing Yanjing Brewery Co. Ltd. Class A	1,100,909
5,441,437	China CITIC Bank Corp. Ltd. Class H	5,068,111
721,700	China Construction Bank Corp. Class H	728,722
788,800	China Hongqiao Group Ltd.	3,607,712
117,000	China Life Insurance Co. Ltd. Class H	520,678
1,276,600	China Mengniu Dairy Co. Ltd.	2,666,024
2,684,600	China National Building Material Co. Ltd. Class H	1,931,028
1,956,900	China Railway Group Ltd. Class H	1,129,276
2,624,100	China Resources Pharmaceutical Group Ltd.(1)(2)	1,527,703
608,200	CITIC Ltd.	972,013
573,700	CMOC Group Ltd. Class H	1,612,421
55,800	Contemporary Amperex Technology Co. Ltd. Class A	2,815,505
749,100	COSCO SHIPPING Holdings Co. Ltd. Class A	1,551,664
119,146	Dong-E-E-Jiao Co. Ltd. Class A	868,089
1,159,900	Dongfeng Motor Group Co. Ltd. Class H*(2)	1,340,914
9,600	Eoptolink Technology, Inc. Ltd. Class A	577,620
31,100	Eve Energy Co. Ltd. Class A	285,329
296,500	Flat Glass Group Co. Ltd. Class A*	687,461
523,800	Fosun International Ltd.	278,676
117,700	Fuyao Glass Industry Group Co. Ltd. Class H(1)	1,008,867
2,433,700	Geely Automobile Holdings Ltd.	5,009,753
83,700	GF Securities Co. Ltd. Class A	270,618
72,400	Giant Network Group Co. Ltd. Class A	457,667
23,400	GigaDevice Semiconductor, Inc. Class A	1,055,271
1,036,500	Great Wall Motor Co. Ltd. Class H	1,757,994
52,900	Gree Electric Appliances, Inc. of Zhuhai Class A	294,746
159,500	Guotai Haitong Securities Co. Ltd.	454,778
245,480	Hangzhou First Applied Material Co. Ltd. Class A	600,964
347,800	HBM Holdings Ltd.*(1)	530,618
629,200	Huatai Securities Co. Ltd. Class A	2,077,113
29,800	Ingenic Semiconductor Co. Ltd. Class A	614,676
244,200	Innovent Biologics, Inc.*(1)	2,534,814
523,000	JD Health International, Inc.*(1)	4,207,867
373,700	JD Logistics, Inc.*(1)	534,071
304,800	JD.com, Inc. Class A	4,346,641
143,500	Jiangxi Copper Co. Ltd. Class H	857,295
7,436	JOYY, Inc. ADR	478,507
12,051	Kanzhun Ltd. ADR	223,185
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	China - 26.7% - (continued)
663,800	Lenovo Group Ltd.	$747,912
183,300	Lens Technology Co. Ltd. Class A	956,410
147,800	NetEase, Inc.	3,832,464
103,400	New Oriental Education & Technology Group, Inc.	630,442
559,300	Newborn Town, Inc.*(3)	822,460
1,486,000	Orient Securities Co. Ltd. Class H(1)	1,294,059
32,406	PDD Holdings, Inc. ADR*	3,274,626
641,800	People's Insurance Co. Group of China Ltd. Class H	558,065
1,427,000	PICC Property & Casualty Co. Ltd. Class H	2,954,170
26,800	Pop Mart International Group Ltd.(1)(2)	766,119
70,800	Rockchip Electronics Co. Ltd. Class A	1,944,586
1,029,600	SAIC Motor Corp. Ltd. Class A	2,093,386
762,700	Sany Heavy Industry Co. Ltd. Class A	2,406,148
2,491,800	Sino Biopharmaceutical Ltd.	2,114,307
361,200	Sinotruk Hong Kong Ltd.	1,658,695
20,893	TAL Education Group ADR*	265,341
266,080	Tencent Holdings Ltd.	20,451,388
39,100	Trip.com Group Ltd.	2,399,786
72,802	Vipshop Holdings Ltd. ADR	1,245,642
105,651	Weibo Corp. ADR	1,117,788
53,399	Wuliangye Yibin Co. Ltd. Class A	806,112
84,300	WuXi AppTec Co. Ltd. Class A	1,155,363
96,400	XD, Inc.(3)	1,058,660
128,100	Yihai Kerry Arawana Holdings Co. Ltd. Class A	555,294
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	945,498
112,800	Zijin Mining Group Co. Ltd. Class H	588,142
		139,295,256
	Czech Republic - 0.1%
6,400	Komercni Banka AS	387,821
	Greece - 0.7%
139,675	Alpha Bank SA	668,618
220,543	Eurobank SA	1,077,788
49,200	Jumbo SA	1,460,313
29,500	National Bank of Greece SA	520,806
		3,727,525
	Hungary - 1.8%
74,800	OTP Bank Nyrt	9,412,231
	India - 11.7%
1,092,618	Bank of Baroda	3,560,648
741,000	Bank of India	1,323,864
20,700	Bharti Airtel Ltd.	443,952
1,359,300	Canara Bank	2,181,672
99,000	Cipla Ltd.	1,426,784
1,027,072	Coal India Ltd.	4,926,745
28,500	Coromandel International Ltd.	708,230
37,400	Eicher Motors Ltd.	2,898,541
147,995	Fortis Healthcare Ltd.	1,371,748
311,404	GAIL India Ltd.	567,272
37,200	GE Vernova T&D India Ltd.	1,306,342
33,900	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	172,191
21,700	HCL Technologies Ltd.	400,422
34,610	HDFC Asset Management Co. Ltd.(1)	947,634
99,800	Hindalco Industries Ltd.	1,038,849
430,500	Hindustan Petroleum Corp. Ltd.	1,998,201
126,900	Indian Bank	1,259,128
2,325,100	Indian Oil Corp. Ltd.	4,129,200
139,869	Infosys Ltd.	2,501,736
573,100	ITC Ltd.	2,008,964
946,300	L&T Finance Ltd.	2,950,307
222,700	Laurus Labs Ltd.(1)	2,339,733
214,166	LIC Housing Finance Ltd.	1,226,953

45

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 11.7% - (continued)
77,000	Lupin Ltd.	$1,804,422
57,009	Narayana Hrudayalaya Ltd.(3)	1,097,056
488,300	National Aluminium Co. Ltd.	2,034,677
17,700	Navin Fluorine International Ltd.	1,174,473
1,334,300	Oil & Natural Gas Corp. Ltd.	3,911,673
1,944,100	Punjab National Bank	2,650,331
15,300	Solar Industries India Ltd.	2,244,867
22,200	Tata Consultancy Services Ltd.	754,979
42,400	TVS Motor Co. Ltd.	1,697,242
478,400	Union Bank of India Ltd.	941,614
94,100	Vedanta Ltd.	695,944
140,200	Wipro Ltd.	361,743
		61,058,137
	Indonesia - 0.1%
326,600	United Tractors Tbk. PT	508,796
	Malaysia - 1.2%
815,500	AMMB Holdings Bhd.	1,333,759
421,200	Malayan Banking Bhd.	1,260,600
1,522,700	Press Metal Aluminium Holdings Bhd.	2,918,909
347,400	RHB Bank Bhd.	744,503
		6,257,771
	Mexico - 1.7%
2,136,300	America Movil SAB de CV Series B	2,201,577
193,661	Cemex SAB de CV ADR	2,416,889
945,400	Fibra Uno Administracion SA de CV REIT	1,470,358
30,600	Gruma SAB de CV Class B	551,469
34,000	Grupo Aeroportuario del Centro Norte SAB de CV	494,844
19,000	Industrias Penoles SAB de CV*	1,101,122
547,700	Sigma Foods SAB de CV Class A	541,244
		8,777,503
	Poland - 0.9%
146,500	Allegro.eu SA*(1)	1,203,477
82,600	ORLEN SA	2,510,427
285,000	PGE Polska Grupa Energetyczna SA*	803,803
		4,517,707
	Qatar - 0.1%
409,322	Barwa Real Estate Co.	307,898
	Romania - 0.1%
43,601	NEPI Rockcastle NV*	398,445
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(4)	—
59,500	LUKOIL PJSC ADR*(4)	—
8,412	Novatek PJSC GDR*(4)	—
574	PhosAgro PJSC*(4)	—
89,080	PhosAgro PJSC GDR*(4)	—
432,620	Surgutneftegas PJSC ADR*(4)	—
		—
	Saudi Arabia - 1.4%
280,566	Arab National Bank	1,702,825
188,300	Bank Al-Jazira	628,944
313,700	Banque Saudi Fransi	1,510,029
11,700	SABIC Agri-Nutrients Co.	389,810
181,200	Saudi Awwal Bank	1,721,759
111,600	Saudi National Bank	1,334,784
		7,288,151
	South Africa - 2.4%
114,053	Gold Fields Ltd. ADR	5,716,336
43,000	Impala Platinum Holdings Ltd.	801,487
129,131	Investec Ltd.	1,050,794
350,100	MTN Group Ltd.	3,887,712
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Africa - 2.4% - (continued)
26,200	Northam Platinum Holdings Ltd.	$624,227
60,000	Sanlam Ltd.	375,145
		12,455,701
	South Korea - 17.7%
2,437	APR Corp.*	457,128
3,763	DB Insurance Co. Ltd.	371,519
25,500	Doosan Enerbility Co. Ltd.*	1,591,863
11,500	Hana Financial Group, Inc.	799,044
354,400	Hanwha Life Insurance Co. Ltd.*	856,852
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,718,602
500	Hyosung Heavy Industries Corp.*	896,780
6,074	Hyundai Glovis Co. Ltd.	1,024,072
71,737	Hyundai Steel Co.	1,556,926
53,966	Kakao Corp.	2,293,787
19,698	KB Financial Group, Inc.	1,843,717
82,229	Kia Corp.	8,749,424
19,500	Korea Investment Holdings Co. Ltd.	2,917,095
7,697	Krafton, Inc.*	1,351,254
45,094	KT Corp.	1,784,081
16,038	KT Corp. ADR	335,515
45,300	LG Display Co. Ltd.*	365,259
14,300	LG Electronics, Inc.	980,461
3,500	LS Corp.	551,931
107,100	Samsung E&A Co. Ltd.	2,279,763
260,373	Samsung Electronics Co. Ltd.	28,764,632
126,069	Samsung Heavy Industries Co. Ltd.*	2,569,433
91,500	Shinhan Financial Group Co. Ltd.	5,347,601
29,037	SK Hynix, Inc.	18,130,036
6,400	SK, Inc.	1,477,963
154,977	Woori Financial Group, Inc.	3,241,942
		92,256,680
	Taiwan - 19.8%
34,800	Asia Vital Components Co. Ltd.*	1,581,051
4,100	ASPEED Technology, Inc.	1,146,589
125,600	Asustek Computer, Inc.	1,973,147
201,100	Cathay Financial Holding Co. Ltd.	479,117
16,600	Chenbro Micom Co. Ltd.	473,716
54,900	Chroma ATE, Inc.	1,685,781
1,822,300	Compal Electronics, Inc.	1,880,736
215,100	Delta Electronics, Inc.	8,208,714
18,000	Elite Material Co. Ltd.	976,365
1,081,000	Far Eastern New Century Corp.	951,804
473,600	Hon Hai Precision Industry Co. Ltd.	3,273,722
201,100	Lite-On Technology Corp.	1,033,690
14,500	MediaTek, Inc.	804,323
166,400	Nanya Technology Corp.*	1,684,423
1,435,000	Pou Chen Corp.	1,387,046
83,200	Realtek Semiconductor Corp.	1,272,942
241,800	Sunonwealth Electric Machine Industry Co. Ltd.	1,087,480
1,266,076	Taiwan Semiconductor Manufacturing Co. Ltd.	70,008,816
26,200	Tripod Technology Corp.	308,775
51,500	United Integrated Services Co. Ltd.	1,468,582
208,700	Yageo Corp.	1,822,030
		103,508,849
	Thailand - 2.2%
908,400	Bangkok Bank PCL	4,556,990
6,283,300	Charoen Pokphand Foods PCL	4,115,869
1,038,000	Krung Thai Bank PCL	931,433
33,310,100	TMBThanachart Bank PCL	2,135,387
		11,739,679

46

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Turkey - 0.3%
1,561,669	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		$918,125
151,300	Turkiye Petrol Rafinerileri AS		852,587
			1,770,712
	United Arab Emirates - 2.6%
142,970	Abu Dhabi Commercial Bank PJSC		593,025
355,100	Abu Dhabi Islamic Bank PJSC		2,355,075
1,342,300	Deyaar Development PJSC		373,129
181,000	Dubai Islamic Bank PJSC		476,170
103,100	Emaar Development PJSC		482,864
1,703,404	Emaar Properties PJSC		6,968,103
229,523	Emirates NBD Bank PJSC		1,943,680
34,542	Yalla Group Ltd. ADR*		243,521
			13,435,567
	United States - 1.2%
12,111	Aura Minerals, Inc.		771,350
95,400	BeOne Medicines Ltd. Class H*		2,515,977
196,600	JBS NV BDR*		3,075,593
			6,362,920
	Total Common Stocks (cost $365,649,595)		$505,047,026
PREFERRED STOCKS - 1.3%
	Brazil - 1.3%
544,100	Banco Bradesco SA (Preference Shares)(5)		$2,203,177
387,100	Itau Unibanco Holding SA (Preference Shares)(5)		3,346,739
188,500	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		1,352,479
	Total Preferred Stocks (cost $5,850,849)		$6,902,395
	Total Long-Term Investments (cost $371,500,444)		$511,949,421
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.5%
$ 2,445,030
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value of
$2,445,776; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with
a market value of $2,494,048
			$2,445,030
	Securities Lending Collateral - 0.3%
1,620,382	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)		1,620,382
	Total Short-Term Investments (cost $4,065,412)		$4,065,412
	Total Investments (cost $375,565,856)	98.9%	$516,014,833
	Other Assets and Liabilities	1.1%	5,948,069
	Net Assets	100.0%	$521,962,902
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$17,526,311, representing 3.4% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $2,978,176, representing 0.6% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

47

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	65	03/20/2026	$4,942,600	$434,696
Total futures contracts				$434,696
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$505,047,026	$56,033,332	$449,013,694	$—
Preferred Stocks	6,902,395	6,902,395	—	—
Short-Term Investments	4,065,412	1,620,382	2,445,030	—
Futures Contracts(2)	434,696	434,696	—	—
Total	$516,449,529	$64,990,805	$451,458,724	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

48

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.4%
	Macau - 0.7%
$ 200,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$202,500
	South Africa - 0.7%
200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(2)	192,900
	Total Convertible Bonds (cost $393,355)	$395,400
CORPORATE BONDS - 30.2%
	Angola - 0.7%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	$202,354
	Argentina - 1.2%
	Telecom Argentina SA
15,000	8.50%, 01/20/2036(1)	15,139
108,000	9.25%, 05/28/2033(1)	113,991
	YPF SA
169,000	6.95%, 07/21/2027(2)	170,709
35,000	8.75%, 09/11/2031(1)	36,136
		335,975
	Brazil - 1.4%
200,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	195,184
200,000	Rumo Luxembourg SARL 4.20%, 01/18/2032(2)	184,506
		379,690
	Bulgaria - 0.9%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(2)	114,540
100,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	124,611
		239,151
	Chile - 0.7%
$ 200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(2)	197,909
	China - 1.8%
EUR 100,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(2)	118,259
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(2)	195,401
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(2)	201,668
		515,328
	Colombia - 1.3%
176,000	Ecopetrol SA 4.63%, 11/02/2031	158,152
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(2)	207,464
		365,616
	Czech Republic - 1.2%
EUR 100,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(3)	119,171
100,000	CPI Property Group SA 1.50%, 01/27/2031(2)	98,880
100,000	Energo-Pro AS 6.45%, 04/15/2031(2)	117,841
		335,892
	Dem.Rep. Congo - 0.7%
$ 200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	208,375
	Georgia - 0.7%
200,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	203,455
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Guatemala - 1.1%
$ 120,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(2)	$119,361
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(2)	186,218
		305,579
	Hong Kong - 0.6%
200,000	Champion MTN Ltd. 2.95%, 06/15/2030(2)	176,438
	India - 2.1%
200,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(2)	201,553
200,000	JSW Steel Ltd. 3.95%, 04/05/2027(2)	198,479
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	193,277
		593,309
	Indonesia - 0.7%
200,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(2)	202,000
	Israel - 0.6%
	Energean Israel Finance Ltd.
90,000	5.38%, 03/30/2028(2)	89,018
45,000	5.88%, 03/30/2031(2)	43,711
40,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	39,684
		172,413
	Kuwait - 0.7%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(1)(3)	206,400
	Malaysia - 0.7%
200,000	Petronas Capital Ltd. 4.95%, 01/03/2031(1)	206,161
	Mexico - 2.1%
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	218,410
198,982	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	217,550
75,000	Grupo Televisa SAB 6.63%, 01/15/2040	67,163
	Petroleos Mexicanos
55,000	5.95%, 01/28/2031	53,653
30,000	6.75%, 09/21/2047	24,737
		581,513
	Mongolia - 0.5%
125,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(2)	125,055
	Oman - 0.7%
200,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(2)	200,721
	Pakistan - 0.7%
200,000	Veon Midco BV 3.38%, 11/25/2027(1)	191,376
	Panama - 0.6%
186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(2)	175,873

49

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Peru - 1.4%
$ 200,000	Kallpa Generacion SA 5.88%, 01/30/2032(1)	$208,300
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(2)(4)	192,758
		401,058
	Philippines - 0.7%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(2)(3)(5)	199,198
	Poland - 0.4%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(2)(3)	117,379
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(6)	—
	Saudi Arabia - 1.5%
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(2)	210,576
200,000	Saudi Arabian Oil Co. 5.00%, 02/02/2036(1)	196,837
		407,413
	Slovenia - 0.4%
EUR 100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(2)(3)	121,134
	South Africa - 0.7%
$ 200,000	Anglo American Capital PLC 2.63%, 09/10/2030(2)	184,474
	Thailand - 0.7%
200,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(3)(5)	201,988
	Turkey - 0.7%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(1)	206,803
	Ukraine - 0.7%
200,000	MHP Lux SA 6.25%, 09/19/2029(2)	181,876
	United Arab Emirates - 0.6%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(2)	176,068
	United Kingdom - 0.7%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(2)(3)	207,783
	Total Corporate Bonds (cost $8,460,337)	$8,525,757
FOREIGN GOVERNMENT OBLIGATIONS - 61.4%
	Argentina - 0.0%
ARS 5,840,763	Argentina Treasury Bonds 15.50%, 10/17/2026	$3,605
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.4% - (continued)
	Brazil - 1.8%
	Brazil Notas do Tesouro Nacional
BRL 1,030,000	10.00%, 01/01/2029	$183,759
1,476,000	10.00%, 01/01/2031	250,648
257,000	10.00%, 01/01/2033	41,873
118,000	10.00%, 01/01/2035	18,732
		495,012
	Bulgaria - 0.4%
EUR 90,000	Bulgaria Government International Bonds 4.13%, 07/18/2045(2)	103,568
	Chile - 1.2%
	Bonos de la Tesoreria de la Republica en pesos
CLP 145,000,000	4.70%, 09/01/2030(2)	164,523
35,000,000	5.00%, 10/01/2028(2)	40,449
40,000,000	5.80%, 10/01/2034(2)	47,355
35,000,000	6.20%, 10/01/2040(2)	43,719
30,000,000	7.00%, 05/01/2034(2)	38,207
		334,253
	China - 3.5%
	China Government Bonds
CNY 690,000	1.55%, 07/25/2030	99,352
70,000	1.61%, 02/15/2035	9,921
980,000	1.67%, 05/25/2035	139,557
410,000	1.83%, 08/25/2035	59,011
310,000	1.87%, 09/15/2031	45,186
430,000	1.91%, 07/15/2029	62,782
290,000	1.98%, 04/25/2045	39,598
340,000	2.15%, 08/25/2055	47,579
270,000	2.25%, 08/29/2039	39,763
600,000	2.27%, 05/25/2034	89,811
30,000	2.33%, 08/15/2044	4,335
230,000	2.35%, 02/25/2034	34,613
590,000	2.62%, 06/25/2030	88,883
1,200,000	2.80%, 03/25/2030	182,001
250,000	3.81%, 09/14/2050	45,787
		988,179
	Colombia - 2.9%
EUR 200,000	Colombia Government International Bonds 5.00%, 09/19/2032	229,214
	Colombia TES
COP 656,500,000	7.00%, 06/30/2032	134,097
364,300,000	7.75%, 09/18/2030	81,377
1,419,400,000	9.25%, 05/28/2042	298,903
335,500,000	11.75%, 01/24/2035	87,334
		830,925
	Czech Republic - 3.8%
	Czech Republic Government Bonds
CZK 680,000	1.20%, 03/13/2031	29,164
2,480,000	1.50%, 04/24/2040	81,309
220,000	1.75%, 06/23/2032	9,379
560,000	1.95%, 07/30/2037	20,977
4,100,000	2.00%, 10/13/2033	170,928
840,000	3.00%, 03/03/2033	38,111
2,480,000	3.50%, 05/30/2035	113,246
840,000	3.50%, 05/30/2035	38,358
3,680,000	4.20%, 12/04/2036(2)	175,511
680,000	4.25%, 10/24/2034	32,948
2,600,000	4.50%, 11/11/2032	129,789
4,360,000	5.00%, 09/30/2030	223,792
		1,063,512

50

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.4% - (continued)
	Dominican Republic - 0.4%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(2)	$111,210
	Ecuador - 0.7%
200,000	Ecuador Government International Bonds 8.75%, 01/29/2034(1)	202,000
	Hungary - 1.5%
	Hungary Government Bonds
HUF 37,660,000	3.00%, 10/27/2038	79,824
43,080,000	7.00%, 10/24/2035	137,795
	Hungary Government International Bonds
EUR 109,000	4.25%, 05/26/2033(2)	129,888
74,000	4.25%, 05/26/2033(2)	88,181
		435,688
	India - 2.5%
	India Government Bonds
INR 27,820,000	6.33%, 05/05/2035	294,811
610,000	7.18%, 08/14/2033	6,781
37,290,000	7.30%, 06/19/2053	399,608
		701,200
	Indonesia - 4.0%
	Indonesia Treasury Bonds
IDR 865,000,000	5.88%, 03/15/2031	51,782
1,341,000,000	6.38%, 04/15/2032	80,692
899,000,000	6.63%, 05/15/2033	54,336
1,424,000,000	6.75%, 07/15/2035	86,831
1,140,000,000	6.88%, 04/15/2029	70,465
1,869,000,000	7.00%, 02/15/2033	115,135
2,599,000,000	7.13%, 06/15/2038	161,809
1,079,000,000	7.13%, 08/15/2040	67,723
185,000,000	7.13%, 06/15/2042	11,496
651,000,000	7.13%, 06/15/2043	40,646
2,647,000,000	7.13%, 08/15/2045	165,994
420,000,000	7.50%, 06/15/2035	26,836
594,000,000	7.50%, 05/15/2038	38,131
831,000,000	8.25%, 06/15/2032	55,169
1,035,000,000	8.38%, 03/15/2034	69,370
427,000,000	8.38%, 04/15/2039	29,395
		1,125,810
	Kazakhstan - 0.8%
	Kazakhstan Government International Bonds
KZT 15,994,000	8.48%, 07/30/2036(1)	20,015
23,106,000	10.78%, 08/25/2036(1)	34,086
34,098,000	14.00%, 05/12/2031(1)	62,898
61,202,000	14.00%, 02/13/2035(1)	111,993
		228,992
	Malaysia - 8.1%
	Malaysia Government Bonds
MYR 218,000	2.63%, 04/15/2031	53,370
839,000	3.50%, 05/31/2027	214,551
255,000	3.76%, 05/22/2040	64,403
823,000	3.83%, 07/05/2034	212,938
446,000	3.89%, 08/15/2029	115,758
1,101,000	3.90%, 11/30/2026	281,675
2,250,000	3.91%, 07/15/2026	573,780
66,000	4.25%, 05/31/2035	17,663
104,000	4.46%, 03/31/2053	28,384
186,000	4.64%, 11/07/2033	50,684
225,000	4.70%, 10/15/2042	62,905
402,000	4.76%, 04/07/2037	112,045
660,000	4.89%, 06/08/2038	186,150
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.4% - (continued)
	Malaysia - 8.1% - (continued)
	Malaysia Government Investment Issue
MYR 385,000	3.47%, 10/15/2030	$98,286
455,000	3.73%, 03/31/2026	115,573
174,000	4.13%, 07/09/2029	45,476
210,000	4.25%, 09/30/2030	55,486
		2,289,127
	Mexico - 10.7%
	Mexico Bonos
MXN 8,177,400	7.75%, 05/29/2031	456,724
7,801,600	7.75%, 11/13/2042	388,093
447,800	8.00%, 05/24/2035	24,293
1,520,900	8.00%, 11/07/2047	76,497
2,391,700	8.00%, 07/31/2053	119,147
1,284,200	8.00%, 04/29/2055	63,873
	Mexico Cetes
9,411,670	0.00%, 07/08/2027(7)	484,888
17,027,850	0.00%, 09/02/2027(7)	867,762
10,986,280	0.00%, 10/28/2027(7)	552,003
		3,033,280
	Peru - 0.7%
	Peru Government Bonds
PEN 187,000	5.35%, 08/12/2040	49,650
124,000	6.90%, 08/12/2037	38,774
162,000	6.95%, 08/12/2031	54,006
201,000	7.60%, 08/12/2039(2)(8)	65,608
		208,038
	Poland - 2.4%
	Republic of Poland Government Bonds
PLN 1,078,000	1.75%, 04/25/2032	257,421
99,000	4.75%, 07/25/2029	28,555
888,000	5.00%, 10/25/2034	250,411
500,000	5.00%, 10/25/2035	139,831
		676,218
	Romania - 2.4%
	Romania Government Bonds
RON 530,000	4.75%, 10/11/2034	108,120
310,000	6.70%, 02/25/2032	72,858
1,280,000	6.75%, 04/25/2035	299,310
325,000	7.65%, 07/27/2031	79,962
	Romania Government International Bonds
EUR 57,000	2.00%, 04/14/2033(2)	56,348
70,000	2.63%, 12/02/2040(2)	57,325
		673,923
	South Africa - 5.2%
	Republic of South Africa Government Bonds
ZAR 630,000	6.25%, 03/31/2036	33,756
371,770	6.50%, 02/28/2041	18,774
3,713,000	8.25%, 03/31/2032	236,329
1,106,000	8.50%, 01/31/2037	68,984
3,315,000	8.75%, 01/31/2044	201,995
2,525,000	8.75%, 02/28/2048	154,380
6,473,000	8.88%, 02/28/2035	422,114
3,402,000	9.00%, 01/31/2040	215,622
1,732,000	9.88%, 03/31/2039	116,957
		1,468,911
	Supranational - 2.5%
PLN 200,000	Asian Development Bank 0.00%, 11/10/2040(7)	24,648
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(2)	30,643

51

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.4% - (continued)
	Supranational - 2.5% - (continued)
INR 11,300,000	6.65%, 06/30/2033(2)	$117,782
5,100,000	6.90%, 10/23/2034(1)	53,530
5,400,000	6.90%, 10/23/2034(2)	56,678
5,400,000	6.96%, 01/14/2035(2)	57,382
	European Bank for Reconstruction & Development
2,000,000	6.75%, 03/14/2031	21,411
10,100,000	6.88%, 07/30/2031	108,318
	International Bank for Reconstruction & Development
7,500,000	6.50%, 10/01/2037	76,670
14,000,000	6.71%, 01/21/2035	146,189
		693,251
	Thailand - 4.2%
	Thailand Government Bonds
THB 2,722,000	1.59%, 12/17/2035	83,272
3,018,000	1.60%, 12/17/2029	96,764
2,362,000	1.60%, 06/17/2035	72,515
693,000	2.00%, 12/17/2031	22,622
1,166,000	2.00%, 06/17/2042	34,250
2,220,000	2.40%, 03/17/2029	72,905
2,905,000	2.41%, 03/17/2035	95,974
960,000	2.80%, 06/17/2034	32,736
2,065,000	2.88%, 12/17/2028	68,540
415,000	2.98%, 06/17/2045	13,424
3,549,000	3.30%, 06/17/2038	125,722
6,326,000	3.35%, 06/17/2033	223,566
3,663,000	3.45%, 06/17/2043	127,105
667,000	3.65%, 06/20/2031	23,585
2,441,000	3.78%, 06/25/2032	87,488
		1,180,468
	Turkey - 1.3%
	Turkiye Government Bonds
TRY 6,473,712	26.20%, 10/05/2033	139,688
5,420,000	27.70%, 09/27/2034	124,510
4,435,000	30.00%, 09/12/2029	100,586
		364,784
	Uruguay - 0.4%
	Uruguay Government International Bonds
UYU 1,210,000	8.00%, 10/29/2035	32,683
3,222,500	9.75%, 07/20/2033	94,088
		126,771
	Total Foreign Government Obligations (cost $16,309,254)	$17,338,725
	Total Long-Term Investments (cost $25,162,946)	$26,259,882
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.6%
$ 168,347
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value of
$168,398; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a market
value of $171,868
		$168,347
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.2%
69,626	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(9)		$69,626
	Total Short-Term Investments (cost $237,973)		$237,973
	Total Investments Excluding Purchased Options (cost $25,400,919)	93.8%	$26,497,855
	Total Purchased Options (cost $55,122)	0.3%	$68,641
	Total Investments (cost $25,456,041)	94.1%	$26,566,496
	Other Assets and Liabilities	5.9%	1,675,740
	Net Assets	100.0%	$28,242,236
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$3,640,092, representing 12.9% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $6,806,575, representing 24.1% of net assets.

(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Investment valued using significant unobservable inputs.
(7)	Security is a zero-coupon bond.
(8)	Represents entire or partial securities on loan.

52

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(9)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	UBS	3.64	USD	05/15/2026	302,000	USD	302,000	$2,751	$7,444	$(4,693)
Call USD vs. Put ZAR	BOA	17.66	USD	03/10/2026	223,000	USD	223,000	324	7,739	(7,415)
Total Call								$3,075	$15,183	$(12,108)
Put
Call BRL vs. Put USD	MSC	5.33	USD	03/10/2026	596,000	USD	596,000	$11,719	$7,223	$4,496
Call CNY vs. Put USD	JPM	6.79	USD	07/09/2026	450,000	USD	450,000	1,706	1,737	(31)
Call CNY vs. Put USD	BOA	6.79	USD	07/13/2026	450,000	USD	450,000	1,689	1,723	(34)
Call INR vs. Put USD	JPM	89.27	USD	06/02/2026	447,000	USD	447,000	721	1,999	(1,278)
Call PLN vs. Put USD	UBS	3.64	USD	05/15/2026	302,000	USD	302,000	10,555	6,959	3,596
Call USD vs. Put EUR	BOA	1.15	EUR	07/03/2026	510,000	EUR	510,000	2,991	3,661	(670)
Call ZAR vs. Put USD	BOA	17.66	USD	03/10/2026	223,000	USD	223,000	21,005	6,967	14,038
Call ZAR vs. Put USD	JPM	16.04	USD	04/07/2026	150,000	USD	150,000	2,064	1,012	1,052
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	300,000	USD	300,000	13,116	8,658	4,458
Total Put								$65,566	$39,939	$25,627
Total purchased OTC option contracts								$68,641	$55,122	$13,519
Written option contracts:
Call
Call USD vs. Put THB	BOA	31.28	USD	03/10/2026	(447,000)	USD	(447,000)	$(6,256)	$(9,584)	$3,328
Call USD vs. Put THB	BOA	32.10	USD	05/15/2026	(362,000)	USD	(362,000)	(3,139)	(7,691)	4,552
Total Call								$(9,395)	$(17,275)	$7,880
Puts
Call BRL vs. Put USD	MSC	5.09	USD	03/10/2026	(596,000)	USD	(596,000)	$(1,122)	$(2,206)	$1,084
Call THB vs. Put USD	BOA	31.28	USD	03/10/2026	(447,000)	USD	(447,000)	(3,878)	(8,883)	5,005
Call THB vs. Put USD	BOA	32.10	USD	05/15/2026	(362,000)	USD	(362,000)	(12,302)	(7,138)	(5,164)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(300,000)	USD	(300,000)	(5,493)	(3,003)	(2,490)
Total puts								$(22,795)	$(21,230)	$(1,565)
Total Written Option Contracts OTC option contracts								$(32,190)	$(38,505)	$6,315

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	1	03/06/2026	$126,720	$(36)
U.S. Treasury 5-Year Note Future	25	03/31/2026	2,723,242	(7,172)
U.S. Treasury 10-Year Ultra Future	4	03/20/2026	456,625	(6,252)
U.S. Treasury Long Bond Future	2	03/20/2026	230,250	716
U.S. Treasury Ultra Bond Future	2	03/20/2026	234,875	(6,440)
Total				$(19,184)
Short position contracts:
Euro BUXL 30-Year Bond Future	(1)	03/06/2026	$(130,246)	$46
Euro-BOBL Future	(5)	03/06/2026	(691,118)	470
Euro-BUND Future	(4)	03/06/2026	(607,705)	423
U.S. Treasury 2-Year Note Future	(3)	03/31/2026	(625,477)	(559)
U.S. Treasury 10-Year Note Future	(16)	03/20/2026	(1,789,250)	5,462
Total				$5,842
Total futures contracts				$(13,342)

53

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
7.78% Fixed	1 Mo. MXN TIIE	MXN	1,336,000	08/11/2032	Lunar	$—	$—	$(265)	$(265)
1 Mo. MXN TIIE	9.02% Fixed	MXN	756,000	11/16/2034	Lunar	—	—	3,028	3,028
1 Mo. MXN TIIE	8.20% Fixed	MXN	2,493,000	12/05/2035	Lunar	—	—	1,829	1,829
12 Mo. USD SOFR	3.71% Fixed	USD	11,985,000	03/18/2026	Annual	—	(46)	668	714
12 Mo. USD SOFR	3.41% Fixed	USD	549,000	12/16/2026	Annual	—	—	(202)	(202)
12 Mo. USD SOFR	3.44% Fixed	USD	548,000	01/29/2027	Annual	55	—	218	163
12 Mo. USD SOFR	3.34% Fixed	USD	756,000	03/18/2027	Annual	31	—	(509)	(540)
3.25% Fixed	12 Mo. USD SOFR	USD	759,000	03/18/2028	Annual	—	(52)	1,338	1,390
12 Mo. USD SOFR	3.28% Fixed	USD	257,000	03/18/2029	Annual	113	—	(761)	(874)
3 Mo. COP CPIBR	10.72% Fixed	COP	579,751,000	03/18/2036	Quarterly	—	—	(1,798)	(1,798)
3 Mo. HUF BIBOR	6.02% Fixed	HUF	259,049,000	03/18/2027	Quarterly	—	—	(185)	(185)
3 Mo. ZAR JIBAR	6.44% Fixed	ZAR	32,378,000	03/18/2027	Quarterly	—	—	648	648
3 Mo. ZAR JIBAR	6.34% Fixed	ZAR	8,639,000	03/18/2028	Quarterly	—	—	279	279
3 Mo. ZAR JIBAR	6.42% Fixed	ZAR	3,151,000	03/18/2029	Quarterly	—	—	379	379
6.72% Fixed	3 Mo. ZAR JIBAR	ZAR	14,211,000	03/18/2031	Quarterly	—	—	(3,924)	(3,924)
3 Mo. ZAR JIBAR	7.09% Fixed	ZAR	2,899,000	03/18/2033	Quarterly	—	—	1,501	1,501
3 Mo. ZAR JIBAR	7.60% Fixed	ZAR	2,421,000	03/18/2036	Quarterly	—	—	2,495	2,495
6 Mo. CLP CLICP	4.40% Fixed	CLP	1,442,850,000	03/18/2027	Maturity	—	—	2,609	2,609
6 Mo. CLP CLICP	4.41% Fixed	CLP	395,176,000	03/18/2027	Maturity	—	—	767	767
4.41% Fixed	6 Mo. CLP CLICP	CLP	466,045,000	03/18/2028	Semi-Annual	—	—	(394)	(394)
6 Mo. CLP CLICP	4.50% Fixed	CLP	568,085,000	03/18/2029	Semi-Annual	—	—	(43)	(43)
5.16% Fixed	6 Mo. CLP CLICP	CLP	305,125,000	03/18/2036	Semi-Annual	1	—	327	326
6 mo. CZK PRIBOR	3.50% Fixed	CZK	10,493,000	03/18/2028	Semi-Annual	—	—	1,584	1,584
3.79% Fixed	6 mo. CZK PRIBOR	CZK	4,460,000	03/18/2031	Annual	—	—	(1,694)	(1,694)
6 mo. CZK PRIBOR	4.23% Fixed	CZK	1,723,000	03/18/2036	Semi-Annual	10	—	2,115	2,105
5.82% Fixed	6 Mo. HUF BIBOR	HUF	266,455,000	03/18/2028	Annual	—	—	455	455
6 Mo. HUF BIBOR	5.86% Fixed	HUF	90,990,000	03/18/2029	Semi-Annual	—	—	80	80
6 Mo. HUF BIBOR	6.56% Fixed	HUF	29,874,000	03/18/2033	Semi-Annual	—	—	2,121	2,121
6 Mo. HUF BIBOR	6.75% Fixed	HUF	55,963,000	03/18/2036	Semi-Annual	—	—	4,903	4,903
6 Mo. PLN WIBOR	3.59% Fixed	PLN	3,348,000	03/18/2028	Semi-Annual	—	—	534	534
3.85% Fixed	6 Mo. PLN WIBOR	PLN	3,320,000	03/18/2031	Annual	—	—	(1,521)	(1,521)
6 Mo. PLN WIBOR	4.27% Fixed	PLN	956,000	03/18/2036	Semi-Annual	—	—	282	282
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(9,063)	(9,063)
BZDIOVRA	13.91% Fixed	BRL	6,785,667	01/04/2027	At Maturity	—	—	394	394
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(3,633)	(3,633)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,755)	(3,755)
BZDIOVRA	13.35% Fixed	BRL	2,718,150	01/03/2028	Maturity	201	—	6,071	5,870
BZDIOVRA	13.25% Fixed	BRL	2,156,266	01/03/2028	Maturity	—	—	3,430	3,430
BZDIOVRA	13.42% Fixed	BRL	547,888	01/02/2031	At Maturity	—	—	2,338	2,338
BZDIOVRA	13.14% Fixed	BRL	524,370	01/02/2031	At Maturity	—	—	968	968
BZDIOVRA	13.19% Fixed	BRL	433,438	01/02/2031	At Maturity	—	—	916	916
Total centrally cleared interest rate swaps contracts						$411	$(98)	$14,530	$14,217

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
18,866,000	ARS	12,511	USD	BNP	02/18/2026	$183
70,619,000	ARS	47,873	USD	CBK	02/18/2026	(359)
54,305,000	ARS	33,255	USD	GSC	05/12/2026	(1,131)
90,628,000	ARS	54,943	USD	CBK	07/14/2026	(3,388)
110,395,000	ARS	62,020	USD	CBK	10/16/2026	(2,589)
110,000	AUD	73,504	USD	CBK	03/18/2026	3,084
45,000	AUD	29,939	USD	DEUT	03/18/2026	1,393
9,005,000	BRL	1,633,885	USD	GSC	03/03/2026	65,046
375,000	BRL	68,515	USD	MSC	03/03/2026	2,234
225,000	BRL	40,672	USD	BNP	03/03/2026	1,778
1,340,000	BRL	251,275	USD	SSG	03/03/2026	1,536
315,000	BRL	58,266	USD	CBK	03/03/2026	1,163
120,000	BRL	22,942	USD	JPM	03/03/2026	(303)
40,000	CAD	29,213	USD	DEUT	03/18/2026	221
145,000	CAD	107,357	USD	BCLY	03/18/2026	(658)
66,100,000	CLP	72,083	USD	GSC	03/18/2026	3,538

54

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
85,300,000	CLP	94,461	USD	MSC	03/18/2026	$3,126
161,301,000	CLP	182,220	USD	UBS	03/18/2026	2,315
30,224,000	CLP	34,666	USD	CBK	03/18/2026	(88)
384,000	CNH	55,117	USD	BOA	02/02/2026	61
1,091,000	CNH	156,753	USD	JPM	02/24/2026	189
15,083,912	CNH	2,151,421	USD	WFB	03/18/2026	21,634
951,000	CNH	136,402	USD	BNP	03/18/2026	603
397,000	CNH	56,686	USD	SGG	03/18/2026	507
1,953,000	CNH	281,006	USD	JPM	03/18/2026	352
258,000	CNH	37,215	USD	GSC	03/18/2026	(47)
360,000	CNY	51,846	USD	SSG	03/18/2026	(89)
1,271,361,000	COP	336,860	USD	CBK	03/18/2026	3,757
80,000,000	COP	20,699	USD	DEUT	03/18/2026	735
522,200,000	COP	139,836	USD	SSG	03/18/2026	69
270,300,000	COP	72,486	USD	BNP	03/18/2026	(68)
11,407,000	CZK	551,621	USD	MSC	03/18/2026	4,202
553,000	CZK	26,747	USD	BCLY	03/18/2026	199
520,000	CZK	25,180	USD	CAG	03/18/2026	158
890,000	CZK	43,225	USD	CBK	03/18/2026	141
1,840,000	CZK	89,729	USD	DEUT	03/18/2026	(73)
2,830,000	DOP	43,876	USD	CBK	05/29/2026	206
1,800,000	DOP	27,660	USD	DEUT	07/13/2026	180
3,170,000	EGP	64,628	USD	BOA	02/12/2026	2,329
3,760,000	EGP	74,235	USD	MSC	07/06/2026	549
1,334,000	EGP	26,296	USD	CBK	07/15/2026	149
2,439,000	EGP	48,050	USD	CBK	07/22/2026	179
9,870,000	EGP	178,336	USD	CBK	10/05/2026	12,506
99,000	EUR	117,256	USD	UBS	02/17/2026	188
2,584,000	EUR	3,037,780	USD	DEUT	03/18/2026	32,238
378,000	EUR	444,942	USD	CBK	03/18/2026	4,155
136,000	EUR	158,579	USD	CBA	03/18/2026	3,001
95,000	EUR	111,340	USD	UBS	03/18/2026	1,529
144,000	EUR	169,986	USD	SCB	03/18/2026	1,099
42,000	EUR	49,250	USD	SSG	03/18/2026	649
41,000	EUR	48,128	USD	MSC	03/18/2026	584
17,000	EUR	19,942	USD	JPM	03/18/2026	256
7,000	EUR	8,400	USD	BCLY	03/18/2026	(83)
122,000	EUR	143,716	USD	BOA	07/07/2026	1,950
74,000	GBP	102,265	USD	CBK	03/18/2026	(1,014)
139,036,000	HUF	424,023	USD	MSC	03/18/2026	6,627
64,197,000	HUF	194,038	USD	GSC	03/18/2026	4,806
31,900,000	HUF	96,844	USD	DEUT	03/18/2026	1,963
11,400,000	HUF	34,596	USD	BCLY	03/18/2026	714
22,000,000	HUF	68,036	USD	UBS	03/18/2026	107
411,270,000	IDR	24,484	USD	UBS	03/25/2026	—
894,000,000	IDR	53,230	USD	BOA	03/25/2026	(7)
1,089,000,000	IDR	65,089	USD	BNP	03/25/2026	(257)
26,830,998,000	IDR	1,603,270	USD	GSC	03/25/2026	(5,933)
7,770,000	INR	84,105	USD	BNP	03/18/2026	293
3,710,000	INR	40,731	USD	DEUT	03/18/2026	(433)
20,823,000	INR	226,869	USD	SSG	03/18/2026	(689)
9,213,000	INR	101,219	USD	GSC	03/18/2026	(1,148)
26,350,000	INR	290,265	USD	BOA	03/18/2026	(4,051)
138,270,000	INR	1,517,328	USD	JPM	03/18/2026	(15,437)
275,650,000	KRW	188,019	USD	UBS	03/18/2026	2,296
43,330,000	KRW	29,540	USD	DEUT	03/18/2026	376
61,000,000	KRW	42,204	USD	JPM	03/18/2026	(88)
103,700,000	KZT	193,139	USD	DEUT	03/18/2026	8,908
41,600,000	KZT	75,383	USD	DEUT	05/26/2026	3,724
4,371,000	MXN	239,924	USD	UBS	03/18/2026	9,081
2,953,000	MXN	162,362	USD	MSC	03/18/2026	5,862
1,383,000	MXN	78,732	USD	SGG	03/18/2026	54
523,000	MXN	29,973	USD	GSC	03/18/2026	(179)
450,000	MXN	25,931	USD	SCB	03/18/2026	(295)
400,000	MXN	23,207	USD	BOA	03/18/2026	(420)

55

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,059,000	MYR	502,570	USD	BNP	03/18/2026	$20,617
72,000	MYR	17,901	USD	DEUT	03/18/2026	394
90,007,000	NGN	54,026	USD	CBK	02/09/2026	10,536
15,313,000	NGN	10,100	USD	CBK	03/18/2026	670
104,130,000	NGN	67,793	USD	CBK	06/08/2026	2,925
125,000	NZD	73,099	USD	UBS	03/18/2026	2,300
60,000	NZD	34,891	USD	DEUT	03/18/2026	1,300
1,213,000	PEN	359,226	USD	BOA	03/18/2026	408
285,000	PEN	84,520	USD	GSC	03/18/2026	(22)
79,000	PEN	23,521	USD	NWM	03/18/2026	(99)
105,000	PEN	31,329	USD	MSC	03/18/2026	(198)
280,000	PEN	83,500	USD	CBK	03/18/2026	(484)
4,290,000	PHP	72,663	USD	JPM	03/18/2026	29
5,303,000	PLN	1,466,000	USD	GSC	03/18/2026	26,403
1,041,000	PLN	286,190	USD	UBS	03/18/2026	6,774
145,000	PLN	40,254	USD	BOA	03/18/2026	553
569,000	PLN	159,755	USD	MSC	03/18/2026	376
110,000	PLN	31,251	USD	SCB	03/18/2026	(294)
985,000	RON	225,668	USD	GSC	03/18/2026	3,009
738,000	RON	169,526	USD	SGG	03/18/2026	1,808
110,000	RON	25,274	USD	CBK	03/18/2026	263
7,684,000	RSD	76,805	USD	CBK	03/18/2026	721
135,000	SGD	105,244	USD	DEUT	03/18/2026	1,236
55,000	SGD	42,843	USD	UBS	03/18/2026	538
75,000	SGD	58,631	USD	MSC	03/18/2026	524
75,000	SGD	58,731	USD	CBK	03/18/2026	425
171,000	THB	5,458	USD	BOA	03/12/2026	(8)
36,776,000	THB	1,168,083	USD	SCB	03/18/2026	4,440
4,047,000	THB	127,442	USD	BOA	03/18/2026	1,587
600,000	THB	19,011	USD	CBK	03/18/2026	118
310,000	THB	9,923	USD	MSC	03/18/2026	(40)
2,260,000	THB	73,021	USD	DEUT	03/18/2026	(966)
3,260,000	THB	105,104	USD	BCLY	03/18/2026	(1,166)
12,320,000	THB	395,209	USD	BNP	03/18/2026	(2,411)
9,402,000	THB	302,579	USD	UBS	03/18/2026	(2,818)
271,000	THB	8,429	USD	BOA	05/19/2026	249
20,362,000	TRY	444,101	USD	BNP	03/18/2026	7,777
3,000,000	TRY	65,742	USD	BCLY	03/18/2026	835
3,225,000	TRY	71,498	USD	GSC	03/18/2026	72
2,066,000	TRY	37,307	USD	MSC	04/27/2026	7,137
31,470,000	TRY	563,821	USD	CBK	04/28/2026	112,634
15,735,000	TRY	289,542	USD	DEUT	07/17/2026	29,796
38,750,000	TRY	694,693	USD	BCLY	09/16/2026	58,590
25,660,000	TRY	457,479	USD	BCLY	11/04/2026	25,108
25,080,000	TRY	444,200	USD	BCLY	12/16/2026	13,081
25,660,000	TRY	456,616	USD	BCLY	01/29/2027	(3,257)
1,015,000	UYU	25,618	USD	JPM	03/18/2026	644
12,731,000	ZAR	760,024	USD	MSC	03/18/2026	25,255
2,178,000	ZAR	133,114	USD	SSG	03/18/2026	1,230
310,000	ZAR	18,876	USD	DEUT	03/18/2026	246
30,500	USD	44,743,000	ARS	CBK	02/18/2026	396
56,035	USD	80,000	AUD	CBK	03/18/2026	334
30,152	USD	45,000	AUD	DEUT	03/18/2026	(1,180)
73,289	USD	110,000	AUD	SSG	03/18/2026	(3,300)
56,362	USD	295,000	BRL	BOA	03/03/2026	706
33,906	USD	180,000	BRL	DEUT	03/03/2026	(54)
29,039	USD	155,000	BRL	SCB	03/03/2026	(204)
26,337	USD	145,000	BRL	MSC	03/03/2026	(1,019)
122,171	USD	655,000	BRL	CBK	03/03/2026	(1,404)
138,613	USD	760,000	BRL	BNP	03/03/2026	(4,773)
399,113	USD	2,225,000	BRL	GSC	03/03/2026	(20,667)
103,769	USD	585,000	BRL	MSC	03/12/2026	(6,335)
25,642	USD	35,000	CAD	SCB	03/18/2026	(113)
190,864	USD	262,000	CAD	DEUT	03/18/2026	(1,930)
18,431	USD	15,900,000	CLP	BOA	03/18/2026	241

56

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
20,764	USD	18,100,000	CLP	NWM	03/18/2026	$57
201,995	USD	184,945,000	CLP	GSC	03/18/2026	(9,589)
55,148	USD	391,000	CNH	BOA	02/02/2026	(1,036)
107,128	USD	759,000	CNH	JPM	02/24/2026	(2,055)
37,656	USD	261,000	CNH	MSC	03/18/2026	55
29,501	USD	205,000	CNH	CBK	03/18/2026	(32)
87,365	USD	607,000	CNH	SCB	03/18/2026	(82)
90,322	USD	628,000	CNH	BNP	03/18/2026	(151)
102,605	USD	714,000	CNH	UBS	03/18/2026	(257)
84,081	USD	581,000	CNH	JPM	07/13/2026	(146)
89,487	USD	618,000	CNH	BOA	07/15/2026	(113)
33,649	USD	124,300,000	COP	NWM	03/18/2026	348
123,450	USD	465,100,000	COP	CBK	03/18/2026	(1,157)
69,816	USD	269,000,000	COP	BNP	03/18/2026	(2,253)
29,033	USD	600,000	CZK	SCB	03/18/2026	(203)
86,226	USD	1,780,000	CZK	SSG	03/18/2026	(507)
43,306	USD	900,000	CZK	CBK	03/18/2026	(547)
109,016	USD	2,250,000	CZK	BOA	03/18/2026	(618)
63,857	USD	1,327,000	CZK	MSC	03/18/2026	(803)
82,239	USD	1,710,000	CZK	DEUT	03/18/2026	(1,083)
186,776	USD	3,900,000	CZK	GSC	03/18/2026	(3,257)
23,202	USD	1,100,000	EGP	GSC	02/12/2026	(32)
46,545	USD	40,000	EUR	MSC	02/17/2026	(907)
30,955	USD	26,000	EUR	UBS	03/18/2026	65
80,761	USD	68,000	EUR	BCLY	03/18/2026	(29)
7,062	USD	6,000	EUR	SSG	03/18/2026	(67)
166,239	USD	140,000	EUR	CBK	03/18/2026	(93)
87,027	USD	74,000	EUR	RBCA	03/18/2026	(891)
98,518	USD	84,000	EUR	JPM	03/18/2026	(1,281)
97,254	USD	83,000	EUR	MSC	03/18/2026	(1,358)
266,396	USD	227,000	EUR	SCB	03/18/2026	(3,300)
4,790,295	USD	4,071,581	EUR	DEUT	03/18/2026	(47,100)
99,431	USD	74,000	GBP	CBK	03/18/2026	(1,820)
54,857	USD	17,467,000	HUF	UBS	03/18/2026	755
84,310	USD	27,538,000	HUF	CBK	03/18/2026	(986)
59,294	USD	19,600,000	HUF	BOA	03/18/2026	(1,415)
71,590	USD	23,600,000	HUF	MSC	03/18/2026	(1,508)
75,578	USD	25,100,000	HUF	RBCA	03/18/2026	(2,167)
40,032	USD	671,000,000	IDR	UBS	03/25/2026	85
70,138	USD	1,177,165,000	IDR	MSC	03/25/2026	57
58,892	USD	994,000,000	IDR	BOA	03/25/2026	(284)
87,180	USD	1,477,000,000	IDR	JPM	03/25/2026	(751)
309,383	USD	28,180,000	INR	DEUT	03/18/2026	3,291
101,420	USD	9,250,000	INR	BOA	03/18/2026	946
79,989	USD	7,317,000	INR	BNP	03/18/2026	511
140,369	USD	12,930,000	INR	SSG	03/18/2026	(78)
98,485	USD	8,969,000	INR	JPM	06/04/2026	1,644
146,387	USD	210,390,000	KRW	JPM	03/18/2026	1,129
42,954	USD	63,390,000	KRW	SCB	03/18/2026	(812)
72,203	USD	106,200,000	KRW	DEUT	03/18/2026	(1,120)
89,188	USD	45,700,000	KZT	CBK	03/18/2026	147
52,496	USD	26,900,000	KZT	GSC	03/18/2026	85
12,911	USD	227,000	MXN	CBK	03/18/2026	(21)
147,590	USD	2,636,000	MXN	UBS	03/18/2026	(2,577)
493,241	USD	8,781,000	MXN	MSC	03/18/2026	(6,990)
14,761	USD	60,000	MYR	BNP	03/18/2026	(485)
139,322	USD	560,000	MYR	DEUT	03/18/2026	(2,972)
48,586	USD	80,000	NZD	CBK	03/18/2026	331
29,066	USD	50,000	NZD	BCLY	03/18/2026	(1,093)
151,948	USD	260,000	NZD	ANZ	03/18/2026	(4,882)
23,812	USD	80,000	PEN	NWM	03/18/2026	93
16,384	USD	55,000	PEN	CBK	03/18/2026	77
71,907	USD	4,290,000	PHP	JPM	03/18/2026	(784)
42,408	USD	150,000	PLN	BOA	03/18/2026	194
24,028	USD	85,000	PLN	RBCA	03/18/2026	106

57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
55,499	USD	200,000	PLN	BNP	03/18/2026	$(786)
104,720	USD	375,000	PLN	SCB	03/18/2026	(815)
88,736	USD	320,000	PLN	CBK	03/18/2026	(1,321)
148,097	USD	535,000	PLN	GSC	03/18/2026	(2,466)
22,204	USD	81,000	PLN	UBS	05/19/2026	(593)
130,486	USD	567,000	RON	GSC	03/18/2026	(1,148)
43,104	USD	55,000	SGD	CBK	03/18/2026	(277)
366,152	USD	470,000	SGD	BCLY	03/18/2026	(4,556)
230,159	USD	7,200,000	THB	BCLY	03/18/2026	603
190,576	USD	5,960,000	THB	GSC	03/18/2026	554
27,738	USD	860,000	THB	WFB	03/18/2026	318
254,506	USD	7,980,000	THB	BNP	03/18/2026	80
43,267	USD	1,360,000	THB	UBS	03/18/2026	(94)
565,510	USD	25,660,000	TRY	BCLY	02/04/2026	(22,216)
44,239	USD	1,990,000	TRY	GSC	03/18/2026	77
541,568	USD	25,080,000	TRY	BCLY	03/18/2026	(15,013)
614,901	USD	31,470,000	TRY	DEUT	04/28/2026	(61,555)
552,660	USD	25,660,000	TRY	BCLY	04/29/2026	1,519
302,509	USD	15,735,000	TRY	DEUT	07/17/2026	(16,829)
478,462	USD	25,080,000	TRY	BCLY	09/16/2026	(9,083)
249,362	USD	13,670,000	TRY	DEUT	09/16/2026	(16,377)
486,307	USD	25,660,000	TRY	BCLY	11/04/2026	3,720
16,248	USD	288,000	ZAR	BOA	03/12/2026	(1,525)
54,884	USD	875,000	ZAR	MSC	03/18/2026	911
24,957	USD	400,000	ZAR	RBCA	03/18/2026	284
667	USD	11,000	ZAR	SSG	03/18/2026	(11)
111,472	USD	1,810,000	ZAR	NWM	03/18/2026	(173)
54,879	USD	910,000	ZAR	CBK	03/18/2026	(1,252)
79,345	USD	1,310,000	ZAR	GSC	03/18/2026	(1,459)
66,246	USD	1,100,000	ZAR	BNP	03/18/2026	(1,605)
85,613	USD	1,440,000	ZAR	DEUT	03/18/2026	(3,210)
37,188	USD	615,000	ZAR	JPM	04/09/2026	(683)
95,854	USD	1,600,000	ZAR	JPM	07/09/2026	(2,044)
Total foreign currency contracts						$248,757
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$395,400	$—	$395,400	$—
Corporate Bonds	8,525,757	—	8,525,757	—
Foreign Government Obligations	17,338,725	—	17,338,725	—
Short-Term Investments	237,973	69,626	168,347	—
Purchased Options	68,641	—	68,641	—
Foreign Currency Contracts(2)	615,109	—	615,109	—
Futures Contracts(2)	7,117	7,117	—	—
Swaps - Interest Rate(2)	42,108	—	42,108	—
Total	$27,230,830	$76,743	$27,154,087	$—
Liabilities
Foreign Currency Contracts(2)	$(366,352)	$—	$(366,352)	$—
Futures Contracts(2)	(20,459)	(20,459)	—	—
Swaps - Interest Rate(2)	(27,891)	—	(27,891)	—
Written Options	(32,190)	—	(32,190)	—
Total	$(446,892)	$(20,459)	$(426,433)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

59

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 7.1%
2,240,363	Bank of America Corp.	$119,187,312
4,858,826	Huntington Bancshares, Inc.	84,932,278
393,025	M&T Bank Corp.	87,082,549
2,320,366	Regions Financial Corp.	66,130,431
		357,332,570
	Capital Goods - 10.3%
146,505	Eaton Corp. PLC	51,484,787
416,757	Emerson Electric Co.	61,246,609
301,500	Ferguson Enterprises, Inc.	76,116,690
381,985	Honeywell International, Inc.	86,909,227
298,308	IDEX Corp.	59,229,053
415,993	Johnson Controls International PLC	49,611,325
185,887	L3Harris Technologies, Inc.	63,731,358
571,258	PACCAR, Inc.	70,213,321
		518,542,370
	Commercial & Professional Services - 1.0%
205,844	Automatic Data Processing, Inc.	50,806,416
	Consumer Discretionary Distribution & Retail - 3.4%
295,969	Dick's Sporting Goods, Inc.	59,785,738
989,998	Industria de Diseno Textil SA	64,419,265
929,850	Tractor Supply Co.	47,310,768
		171,515,771
	Consumer Durables & Apparel - 0.7%
552,772	NIKE, Inc. Class B	34,166,837
	Consumer Services - 1.1%
282,366	Darden Restaurants, Inc.	56,289,662
	Energy - 5.9%
728,457	ConocoPhillips	75,927,073
1,772,939	Coterra Energy, Inc.	51,149,290
1,310,278	EQT Corp.	75,642,349
194,276	Marathon Petroleum Corp.	34,229,489
306,683	Targa Resources Corp.	61,637,149
		298,585,350
	Equity Real Estate Investment Trusts (REITs) - 6.3%
850,522	Crown Castle, Inc. REIT	73,833,815
1,763,719	Gaming & Leisure Properties, Inc. REIT	78,926,425
474,870	Lamar Advertising Co. Class A, REIT	60,930,570
411,977	Sun Communities, Inc. REIT	52,498,229
2,042,649	Weyerhaeuser Co. REIT	52,659,491
		318,848,530
	Financial Services - 6.6%
331,870	Ares Management Corp. Class A	49,670,983
350,046	Intercontinental Exchange, Inc.	60,830,994
521,873	Morgan Stanley	95,398,385
658,179	Nasdaq, Inc.	63,770,963
372,833	Raymond James Financial, Inc.	61,838,081
		331,509,406
	Food, Beverage & Tobacco - 6.6%
1,055,093	Archer-Daniels-Midland Co.	71,018,310
371,862	Constellation Brands, Inc. Class A	58,270,775
3,004,349	Keurig Dr. Pepper, Inc.	82,439,337
541,838	Pernod Ricard SA	48,449,333
415,492	Philip Morris International, Inc.	74,555,885
		334,733,640
	Health Care Equipment & Services - 4.7%
243,846	Becton Dickinson & Co.	49,617,784
715,965	CVS Health Corp.	53,353,712
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Health Care Equipment & Services - 4.7% - (continued)
258,204	Elevance Health, Inc.	$89,271,451
152,493	UnitedHealth Group, Inc.	43,754,816
		235,997,763
	Household & Personal Products - 3.0%
513,913	Kimberly-Clark Corp.	51,386,161
1,423,168	Unilever PLC ADR	97,287,764
		148,673,925
	Insurance - 4.2%
886,180	American International Group, Inc.	66,357,158
407,750	Marsh & McLennan Cos., Inc.	76,734,473
322,173	Progressive Corp.	67,011,984
		210,103,615
	Materials - 4.8%
1,203,497	Anglo American PLC	55,803,510
302,511	Avery Dennison Corp.	56,118,816
436,069	Nutrien Ltd.	30,040,794
567,710	PPG Industries, Inc.	65,644,307
462,988	Westlake Corp.	36,724,208
		244,331,635
	Media & Entertainment - 1.0%
453,986	Walt Disney Co.	51,209,621
	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
525,098	AstraZeneca PLC ADR	48,713,341
29,000	Eli Lilly & Co.	30,077,350
539,943	Gilead Sciences, Inc.	76,644,909
444,023	Johnson & Johnson	100,904,227
1,171,824	Merck & Co., Inc.	129,217,032
1,895,083	Pfizer, Inc.	50,105,995
131,412	Roche Holding AG	59,758,235
433,612	Zoetis, Inc.	54,123,450
		549,544,539
	Semiconductors & Semiconductor Equipment - 2.5%
159,411	Broadcom, Inc.	52,812,864
325,342	NXP Semiconductors NV	73,572,840
		126,385,704
	Software & Services - 4.1%
226,118	Accenture PLC Class A	59,613,749
767,441	Amdocs Ltd.	62,884,116
135,973	Microsoft Corp.	58,507,822
70,618	Roper Technologies, Inc.	26,215,520
		207,221,207
	Technology Hardware & Equipment - 4.4%
1,147,233	Cisco Systems, Inc.	89,851,289
668,965	NetApp, Inc.	64,454,778
309,085	TE Connectivity PLC	68,857,956
		223,164,023
	Telecommunication Services - 1.9%
493,885	T-Mobile U.S., Inc.	97,399,061
	Utilities - 8.8%
605,460	American Electric Power Co., Inc.	72,518,972
384,749	American Water Works Co., Inc.	49,682,638
326,149	Atmos Energy Corp.	54,251,625
1,313,688	Dominion Energy, Inc.	79,044,607
1,980,921	PPL Corp.(1)	71,808,386

60

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.3% - (continued)
	Utilities - 8.8% - (continued)
842,726	Sempra		$73,325,589
414,974	WEC Energy Group, Inc.		45,925,173
			446,556,990
	Total Common Stocks (cost $4,009,547,165)		$5,012,918,635
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 5,050,409
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $5,051,949; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$5,151,426
			$5,050,409
	Total Short-Term Investments (cost $5,050,409)		$5,050,409
	Total Investments (cost $4,014,597,574)	99.4%	$5,017,969,044
	Other Assets and Liabilities	0.6%	32,701,553
	Net Assets	100.0%	$5,050,670,597
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,012,918,635	$4,784,488,292	$228,430,343	$—
Short-Term Investments	5,050,409	—	5,050,409	—
Total	$5,017,969,044	$4,784,488,292	$233,480,752	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

61

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
	Other Asset-Backed Securities - 1.5%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.22%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$2,000,210
2,465,397	Carlyle Global Market Strategies CLO Ltd. 5.48%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,464,164
2,500,000	Carlyle U.S. CLO Ltd. 5.22%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,500,195
1,750,000	Elmwood CLO II Ltd. 9.42%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,755,303
1,500,000	Madison Park Funding LXIX Ltd. 9.92%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,506,492
1,250,000	Magnetite XLI Ltd. 8.57%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,262,355
1,610,000	OCP Aegis CLO Ltd. 9.17%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,568,370
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $13,008,408)	$13,057,089
CONVERTIBLE BONDS - 0.2%
	IT Services - 0.2%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$2,231,775
	Total Convertible Bonds (cost $540,378)	$2,231,775
CORPORATE BONDS - 3.7%
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	$1,004,367
	Commercial Services - 0.1%
1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,177,822
	Diversified Financial Services - 0.8%
	Freedom Mortgage Holdings LLC
600,000	9.13%, 05/15/2031(1)	634,361
575,000	9.25%, 02/01/2029(1)	601,953
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,093,557
3,690,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	3,833,319
		7,163,190
	Food - 0.1%
605,754	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(3)	645,629
	Forest Products & Paper - 0.1%
995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	727,459
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 5.77%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	957,311
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	721,090
	Insurance - 0.7%
	Asurion LLC & Asurion Co-Issuer, Inc.
1,735,000	8.00%, 12/31/2032(1)	1,812,736
4,255,000	8.38%, 02/01/2034(1)	4,301,635
		6,114,371
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.7% - (continued)
	Internet - 0.4%
$ 665,000	Getty Images, Inc. 11.25%, 02/21/2030(1)	$595,236
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,969,262
EUR 1,000,000	United Group BV 6.31%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,184,271
		3,748,769
	Media - 0.1%
$ 645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	470,312
	Oil & Gas - 0.3%
	Matador Resources Co.
1,705,000	6.25%, 04/15/2033(1)	1,718,381
600,000	6.88%, 04/15/2028(1)	613,051
		2,331,432
	Packaging & Containers - 0.3%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,730,408
815,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	891,780
		2,622,188
	Retail - 0.2%
EUR 575,000	Bertrand Franchise Finance SAS 5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	667,559
$ 560,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	561,467
1,000,000	Staples, Inc. 10.75%, 09/01/2029(1)	982,632
		2,211,658
	Software - 0.1%
EUR 555,000	TeamSystem SpA 5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	656,094
	Telecommunications - 0.2%
$ 790,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	814,025
1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,175,039
		1,989,064
	Total Corporate Bonds (cost $32,199,424)	$32,540,756
SENIOR FLOATING RATE INTERESTS - 86.3%(4)
	Advertising - 0.5%
600,000	Clear Channel Outdoor Holdings, Inc. 7.79%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$599,466
2,000,000	Neptune Bidco U.S., Inc. 8.67%, 01/28/2033, 3 mo. USD Term SOFR + 5.00%	1,966,660
1,950,113	Wasserman Media Group LLC 6.17%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	1,947,675
		4,513,801
	Aerospace & Defense - 2.1%
3,493,162	Barnes Group, Inc. 6.17%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	3,490,053
1,950,533	Cobham Ultra SeniorCo SARL 8.37%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,947,685
3,301,650	Dynasty Acquisition Co., Inc. 5.67%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,307,263
	Kaman Corp.
258,497	2.01%, 02/26/2032, U.S. (Fed) Prime Rate + 1.50%(5)	258,137
2,727,672	6.38%, 02/26/2032, 3 mo. USD Term SOFR + 2.50%	2,723,881

62

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Aerospace & Defense - 2.1% - (continued)
$ 1,148,601	Karman Holdings LLC 6.42%, 04/01/2032, 3 mo. USD Term SOFR + 2.75%	$1,150,761
6,054,478	TransDigm, Inc. 6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	6,050,482
		18,928,262
	Airlines - 1.3%
	American Airlines, Inc.
1,099,938	5.92%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,099,938
1,975,075	6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,977,050
2,493,438	AS Mileage Plan IP Ltd. 5.42%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	2,506,703
4,705,419	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,502,521
1,499,850	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,501,725
		11,587,937
	Apparel - 1.6%
6,474,099	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	6,465,294
1,140,000	Beach Acquisition Bidco LLC 6.92%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	1,140,000
5,362,500	Champ Acquisition Corp. 6.92%, 11/25/2031, 1 mo. USD Term SOFR + 3.25%	5,350,756
1,050,000	Varsity Brands, Inc. 6.68%, 08/26/2031, 1 mo. USD Term SOFR + 3.00%	1,048,950
		14,005,000
	Auto Parts & Equipment - 0.9%
1,590,000	American Axle & Manufacturing, Inc. 6.92%, 02/24/2032, 1 mo. USD Term SOFR + 3.25%	1,591,987
	Clarios Global LP
EUR 2,232,826	4.95%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,658,404
$ 3,291,750	6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,292,770
	First Brands Group LLC
1,478,961	5.31%, 06/29/2026, 1 mo. USD Term SOFR + 10.00%(3)	199,660
4,247,138	10.69%, 06/29/2026, 3 mo. USD Term SOFR + 7.00%	18,602
3,702,830	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%(6)	9,887
		7,771,310
	Biotechnology - 0.9%
1,540,000	BioMarin Pharmaceutical, Inc. 5.43%, 01/28/2033, 1 mo. USD Term SOFR + 1.75%	1,540,000
EUR 3,895,000	Cooper Consumer Health 5.77%, 11/06/2028, 3 mo. EURIBOR + 3.75%	4,644,222
$ 1,865,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	1,870,987
		8,055,209
	Chemicals - 0.8%
2,004,750	AAP Buyer, Inc. 6.42%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	2,007,256
2,492,129	Ineos U.S. Finance LLC 6.67%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	1,736,192
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Chemicals - 0.8% - (continued)
$ 1,680,808	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	$1,677,311
1,724,551	SCIH Salt Holdings, Inc. 6.52%, 01/31/2029, 3 mo. USD Term SOFR + 2.75%	1,724,551
		7,145,310
	Commercial Services - 10.1%
4,992,487	Allied Universal Holdco LLC 6.92%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	4,997,380
4,690,803	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	4,701,357
EUR 4,305,000	Belron U.K. Finance PLC 4.74%, 10/16/2031, 3 mo. EURIBOR + 2.75%	5,106,655
$ 3,007,463	Citrin Cooperman Advisors LLC 6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,985,658
2,377,585	Creative Artists Agency LLC 6.17%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	2,372,306
3,040,691	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	3,012,200
3,754,000	Evertec Group LLC 5.92%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	3,752,423
5,061,341	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	4,862,077
5,966,595	Fugue Finance BV 6.57%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	5,914,387
2,782,661	Genuine Financial Holdings LLC 6.92%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,498,301
EUR 2,385,000	Inspired Finco Holdings Ltd. 5.20%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,831,412
$ 5,454,236	OMNIA Partners LLC 6.45%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	5,454,945
1,888,742	Parexel International Corp. 6.42%, 12/12/2031, 1 mo. USD Term SOFR + 2.75%	1,887,175
2,638,388	Prometric Holdings, Inc. 7.42%, 06/25/2032, 1 mo. USD Term SOFR + 3.75%	2,637,279
	Pye-Barker Fire & Safety LLC
278,850	1.25%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(5)	278,733
1,866,150	6.20%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	1,865,366
EUR 3,800,000	Ren10 Holding AB 5.78%, 07/31/2030, 3 mo. EURIBOR + 3.75%	4,526,850
$ 5,468,895	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	5,381,721
	TMF Group Holding BV
EUR 1,420,000	5.28%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,689,694
$ 2,783,554	6.40%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,771,947
4,430,650	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	4,429,928
5,210,754	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	3,908,065
1,747,350	United Talent Agency LLC 6.68%, 06/10/2032, 1 mo. USD Term SOFR + 3.00%	1,747,350
970,000	Valvoline, Inc. 5.70%, 12/01/2032, 1 mo. USD Term SOFR + 2.00%	973,638
1,767,105	Veritiv Corp. 7.67%, 12/02/2030, 3 mo. USD Term SOFR + 4.00%	1,727,345

63

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Commercial Services - 10.1% - (continued)
$ 1,935,000	Wash Multifamily Parent, Inc. 6.92%, 09/10/2032, 1 mo. USD Term SOFR + 3.25%	$1,939,025
4,670,263	WEX, Inc. 5.42%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	4,661,856
		88,915,073
	Construction Materials - 3.1%
4,016,506	Chamberlain Group, Inc. 6.42%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	4,010,561
	Cornerstone Building Brands, Inc.
2,135,014	7.03%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	1,642,189
2,636,625	8.18%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	1,794,012
3,955,088	Emerald Borrower LP 6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	3,947,692
2,022,196	Groundworks LLC 6.67%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,022,823
3,889,475	Hobbs & Associates LLC 6.42%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	3,891,109
256,448	Oscar AcquisitionCo LLC 7.92%, 04/29/2029, 3 mo. USD Term SOFR + 4.25%	194,964
3,979,875	Quikrete Holdings, Inc. 5.92%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	3,976,890
3,975,691	Tamko Building Products LLC 6.56%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	3,982,331
1,969,908	Wilsonart LLC 7.92%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,904,901
		27,367,472
	Distribution/Wholesale - 1.9%
2,487,340	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	2,493,210
1,695,562	Core & Main LP 5.69%, 02/09/2031, 3 mo. USD Term SOFR + 2.00%	1,693,443
4,274,287	Gloves Buyer, Inc. 7.67%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	4,244,026
2,961,174	Olympus Water U.S. Holding Corp. 6.67%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,915,275
	Windsor Holdings III LLC
EUR 1,500,000	4.70%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,769,774
$ 3,324,093	6.42%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,330,342
		16,446,070
	Diversified Financial Services - 3.2%
1,918,465	Aretec Group, Inc. 6.67%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	1,908,163
7,334,546	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	7,333,005
4,125,000	CFC Bidco 2022 Ltd. 7.16%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	3,918,750
4,962,500	FNZ Group Services Ltd. 8.90%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	3,962,755
3,557,182	Focus Financial Partners LLC 6.17%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	3,532,531
3,986,730	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	3,971,779
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Diversified Financial Services - 3.2% - (continued)
$ 997,500	Mariner Wealth Advisors LLC 5.94%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	$996,004
3,120,000	Osaic Holdings, Inc. 6.60%, 07/30/2032, 6 mo. USD Term SOFR + 3.00%	3,092,326
		28,715,313
	Electric - 0.2%
1,831,897	Kohler Energy Co. LLC 7.42%, 05/01/2031, 3 mo. USD Term SOFR + 3.75%	1,830,761
	Electronics - 1.2%
3,541,516	Coherent Corp. 5.42%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	3,547,430
5,902,019	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	5,903,495
1,235,000	Resilience Parent LLC 6.18%, 01/21/2033, 1 mo. USD Term SOFR + 2.50%	1,233,456
		10,684,381
	Engineering & Construction - 1.6%
1,351,612	Blackfin Pipeline LLC 6.67%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	1,359,493
2,113,945	Brown Group Holding LLC 6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	2,112,634
1,732,500	Construction Partners, Inc. 6.17%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,731,963
3,008,375	Newly Weds Foods, Inc. 5.92%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	3,006,510
5,843,756	Tecta America Corp. 6.42%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	5,852,112
		14,062,712
	Entertainment - 5.3%
	Banijay Entertainment SAS
EUR 1,445,000	5.28%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,720,230
1,555,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,852,048
$ 1,776,741	6.44%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,781,627
	Caesars Entertainment, Inc.
2,917,097	5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,895,219
2,002,709	5.92%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	1,986,688
2,332,228	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,333,488
3,054,227	Crown Finance U.S., Inc. 8.19%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	2,971,396
1,364,687	DK Crown Holdings, Inc. 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,364,687
EUR 2,480,000	Dorna Sports SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	2,951,014
$ 5,534,681	EOC Borrower LLC 6.42%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	5,530,530
4,088,605	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	3,982,546
1,656,675	Herschend Entertainment Co. LLC 6.92%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	1,659,574
3,036,288	Maverick Gaming LLC 11.15%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(7)	1,669,958
6,648,616	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	6,202,959

64

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Entertainment - 5.3% - (continued)
	RunItOneTime LLC
$ 855,682	4.67%, 04/16/2026, 1 mo. USD Term SOFR + 11.50%(3)(7)	$851,698
479,912	16.17%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(7)	461,454
6,893,006	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	6,901,346
		47,116,462
	Environmental Control - 1.0%
	Filtration Group Corp.
EUR 635,000	5.45%, 10/21/2028, 1 mo. EURIBOR + 3.50%	755,203
$ 3,974,095	6.42%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	3,976,599
2,518,687	GFL Environmental, Inc. 6.27%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	2,516,597
1,127,825	Northstar Group Services, Inc. 8.42%, 05/31/2030, 3 mo. USD Term SOFR + 4.75%	1,131,581
		8,379,980
	Food - 1.1%
2,772,000	Aspire Bakeries Holdings LLC 6.67%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	2,778,930
	CHG PPC Parent LLC
EUR 1,500,000	5.45%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,780,247
$ 620,928	6.79%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	621,704
	Froneri Lux Finco SARL
EUR 1,720,000	4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	2,037,537
$ 2,385,000	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	2,379,777
		9,598,195
	Food Service - 0.3%
2,636,691	Golden State Food LLC 7.92%, 12/04/2031, 3 mo. USD Term SOFR + 4.00%	2,639,012
	Healthcare - Products - 1.2%
EUR 2,150,000	Auris Luxembourg III SARL 5.87%, 02/28/2029, 6 mo. EURIBOR + 3.75%	2,540,983
$ 4,853,445	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	4,883,779
2,500,000	Hologic, Inc. 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	2,480,950
905,773	Insulet Corp. 5.67%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	909,596
214,996	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	215,507
		11,030,815
	Healthcare - Services - 1.9%
	ADMI Corp.
1,473,405	7.16%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,403,418
1,581,048	7.54%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,503,972
1,715,700	Aveanna Healthcare LLC 7.42%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,712,595
	EyeCare Partners LLC
1,795,231	4.73%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(3)	702,384
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Healthcare - Services - 1.9% - (continued)
$ 409,160	10.48%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	$70,920
2,525,185	Heartland Dental LLC 7.42%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	2,523,443
2,958,253	Medical Solutions Holdings, Inc. 7.27%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	580,557
5,990,033	Star Parent, Inc. 7.67%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,991,111
2,000,000	U.S. Fertility Enterprises LLC 7.17%, 12/30/2032, 1 mo. USD Term SOFR + 3.50%	2,007,000
		16,495,400
	Holding Companies-Diversified - 0.5%
	GC Ferry Acquisition I, Inc.
605,208	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(5)	599,538
3,544,792	7.17%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	3,511,577
		4,111,115
	Home Furnishings - 1.0%
5,395,488	AI Aqua Merger Sub, Inc. 6.77%, 07/31/2028, 3 mo. USD Term SOFR + 3.00%	5,394,247
2,986,624	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	3,004,365
		8,398,612
	Housewares - 0.5%
4,674,869	Hunter Douglas, Inc. 6.67%, 01/20/2032, 3 mo. USD Term SOFR + 3.00%	4,656,357
	Insurance - 6.0%
9,079,993	Acrisure LLC 6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	9,045,943
1,491,262	Alera Group, Inc. 6.42%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	1,485,670
6,014,103	Alliant Holdings Intermediate LLC 6.17%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	5,993,415
2,554,200	AmWINS Group, Inc. 5.67%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	2,548,147
	Asurion LLC
2,995,536	7.77%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	2,997,872
2,206,883	8.02%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,209,288
1,373,832	9.04%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,371,689
4,107,267	Howden Group Holdings Ltd. 6.42%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	4,098,724
9,352,897	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	9,345,228
2,919,451	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	2,906,225
653,362	Trucordia Insurance Holdings LLC 6.92%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	648,874
	Truist Insurance Holdings LLC
2,764,919	6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	2,753,694

65

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Insurance - 6.0% - (continued)
$ 694,737	8.42%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	$696,474
7,303,537	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	7,294,407
		53,395,650
	Internet - 2.3%
	MH Sub I LLC
5,320,813	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	4,811,558
4,276,632	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,490,801
3,695,000	9.92%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,179,474
6,485,975	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	4,016,440
3,065,128	Shutterfly, Inc. 8.82%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%(3)	2,937,404
1,468,928	Speedster Bidco GmbH 6.68%, 12/11/2031, 3 mo. USD Term SOFR + 3.25%	1,461,583
		19,897,260
	Investment Company Security - 1.1%
989,015	AAL Delaware Holdco, Inc. 6.42%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	988,709
2,133,450	Dragon Buyer, Inc. 6.42%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	2,094,792
1,690,000	Gryphon Acquire Newco LLC 6.88%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	1,681,026
2,462,312	Intrado Corp. 7.17%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,457,707
2,960,776	Nexus Buyer LLC 7.17%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,888,178
		10,110,412
	IT Services - 3.5%
5,063,189	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	4,961,925
	Kaseya, Inc.
2,252,975	6.67%, 03/20/2032, 1 mo. USD Term SOFR + 3.00%	2,165,672
555,000	8.67%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	531,413
3,760,000	KnowBe4, Inc. 7.42%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	3,609,600
6,432,122	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	5,676,348
4,330,667	NCR Atleos LLC 6.70%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	4,271,120
2,257,966	Nielsen Consumer, Inc. 5.92%, 10/31/2030, 1 mo. USD Term SOFR + 2.25%	2,238,209
4,169,028	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	3,844,636
570,000	Sandisk Corp. 6.67%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	570,713
2,590,000	X Corp. 9.50%, 10/26/2029	2,677,412
		30,547,048
	Leisure Time - 1.1%
3,708,693	LC AHAB U.S. Bidco LLC 6.67%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	3,713,329
1,145,426	MajorDrive Holdings IV LLC 7.93%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,088,155
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Leisure Time - 1.1% - (continued)
$ 3,308,518	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	$3,317,815
2,000,000	SRAM LLC 5.93%, 02/27/2032, 6 mo. USD Term SOFR + 2.25%	2,000,000
		10,119,299
	Lodging - 0.3%
2,475,000	Turquoise Topco Ltd. 9.00%, 12/30/2032, U.S. (Fed) Prime Rate + 2.25%	2,459,531
	Machinery-Diversified - 0.6%
1,080,000	CompoSecure Holdings LLC 5.93%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	1,076,630
EUR 3,830,000	TK Elevator Midco GmbH 5.15%, 04/30/2030, 6 mo. EURIBOR + 3.00%	4,557,958
		5,634,588
	Media - 3.5%
$ 5,732,727	Century De Buyer LLC 6.67%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	5,679,700
8,388,325	Charter Communications Operating LLC 5.66%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,365,089
	Directv Financing LLC
131,389	8.93%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	131,437
2,241,234	9.18%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	2,241,234
1,289,159	EW Scripps Co. 9.54%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,299,369
1,035,138	NEP Group, Inc. 8.17%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	945,029
3,625,921	Sunrise Financing Partnership 6.13%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	3,612,686
5,862,036	Townsquare Media, Inc. 8.88%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	4,248,217
1,900,000	Versant Media Group, Inc. 7.16%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	1,896,675
2,775,000	Virgin Media Bristol LLC 7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,720,943
		31,140,379
	Mining - 0.4%
	American Rock Salt Co. LLC
407,439	2.00%, 06/09/2028, 3 mo. USD Term SOFR + 2.00%(5)	407,948
2,070,791	7.94%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,749,818
1,415,479	11.06%, 06/09/2028, 3 mo. USD Term SOFR + 7.00%	1,417,249
		3,575,015
	Miscellaneous Manufacturing - 0.5%
1,426,938	LTI Holdings, Inc. 7.42%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	1,428,864
EUR 2,260,000	Touchdown Acquirer, Inc. 5.31%, 02/21/2031, 3 mo. EURIBOR + 3.25%	2,678,220
		4,107,084
	Oil & Gas Services - 0.1%
$ 1,110,000	Deep Blue Operating I LLC 6.44%, 10/01/2032, 1 mo. USD Term SOFR + 2.75%	1,112,087
	Packaging & Containers - 1.9%
6,156,591	Berlin Packaging LLC 6.91%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	6,143,662

66

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Packaging & Containers - 1.9% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 1,557,380	6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$1,548,690
1,890,115	6.92%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,879,020
2,665,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	2,667,505
3,193,369	SupplyOne, Inc. 7.17%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	3,195,572
1,339,959	TricorBraun Holdings, Inc. 6.92%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,266,543
		16,700,992
	Pharmaceuticals - 1.5%
825,000	Alkermes, Inc. 6.43%, 01/28/2031, 1 mo. USD Term SOFR + 2.75%	827,063
1,197,000	Amneal Pharmaceuticals LLC 7.17%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	1,199,992
4,726,250	Bausch Health Cos., Inc. 9.92%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,602,706
EUR 1,000,000	Curium BidCo SARL 5.52%, 08/04/2031, 3 mo. EURIBOR + 3.50%	1,193,256
$ 3,589,562	Endo Luxembourg Finance Co. I SARL 7.42%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	3,590,675
1,583,884	IVC Acquisition Ltd. 7.42%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,583,092
		12,996,784
	Pipelines - 3.8%
2,725,000	AL GCX Holdings LLC 5.92%, 12/17/2032, 1 mo. USD Term SOFR + 2.25%	2,719,168
5,024,369	Brazos Delaware II LLC 6.17%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	5,022,259
4,137,125	Colossus Acquireco LLC 5.41%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	4,119,873
1,920,696	CPPIB OVM Member U.S. LLC 6.17%, 08/20/2031, 3 mo. USD Term SOFR + 2.50%	1,920,351
7,419,457	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	7,417,379
2,425,500	Rockpoint Gas Storage Partners LP 6.17%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	2,427,392
6,892,722	Traverse Midstream Partners LLC 6.17%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	6,892,722
1,615,950	Whitewater Matterhorn Holdings LLC 5.96%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,608,630
1,344,390	Whitewater Whistler Holdings LLC 5.44%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,337,426
		33,465,200
	Retail - 5.9%
5,120,961	1011778 BC Unlimited Liability Co. 5.42%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	5,103,038
1,935,500	BCPE Grill Parent 8.42%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%	1,815,228
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.48%, 04/29/2029, 3 mo. GBP SONIA + 4.75%	4,113,630
$ 997,475	Dave & Buster's, Inc. 6.91%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	886,925
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Retail - 5.9% - (continued)
$ 3,096,852	EG America LLC 7.32%, 02/07/2028, 3 mo. USD Term SOFR + 3.50%	$3,094,282
2,759,150	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	2,756,391
5,172,133	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	5,165,667
1,713,446	Kodiak Building Partners, Inc. 7.42%, 12/04/2031, 1 mo. USD Term SOFR + 3.75%	1,681,542
7,216,170	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	6,931,709
5,058,438	LSF9 Atlantis Holdings LLC 7.42%, 03/29/2029, 3 mo. USD Term SOFR + 3.75%	5,055,302
2,004,300	Peer Holding III BV 6.17%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,001,795
1,273,111	QXO, Inc. 5.67%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,274,333
4,758,205	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	4,505,640
2,789,688	Staples, Inc. 9.60%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,658,740
5,465,813	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,448,759
		52,492,981
	Semiconductors - 0.4%
EUR 2,822,559	MKS Instruments, Inc. 4.45%, 08/17/2029, 1 mo. EURIBOR + 2.50%	3,352,410
	Software - 8.5%
$ 1,368,340	Ascend Learning LLC 6.67%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,350,812
6,997,297	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	6,899,614
2,735,644	BCPE Pequod Buyer, Inc. 6.42%, 11/25/2031, 3 mo. USD Term SOFR + 2.75%	2,720,817
	Boxer Parent Co., Inc.
2,153,725	6.82%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	2,067,576
2,525,000	9.42%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,375,596
5,447,042	Cast & Crew Payroll LLC 7.42%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	3,355,378
2,017,811	CCC Intelligent Solutions, Inc. 5.67%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,997,633
2,293,000	Clearwater Analytics LLC 5.67%, 04/21/2032, 1 mo. USD Term SOFR + 2.00%	2,287,267
5,696,375	Cotiviti Corp. 6.45%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,257,754
3,530,000	Dayforce, Inc. 6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	3,424,100
1,395,000	DCert Buyer, Inc. 10.67%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,241,550
	EP Purchaser LLC
2,658,076	7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,588,201
857,065	8.44%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	523,238
3,648,812	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	3,619,184
	Genesys Cloud Services Holdings II LLC
EUR 2,227,500	5.28%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,596,351

67

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 86.3%(4) - (continued)
	Software - 8.5% - (continued)
$ 633,600	6.17%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	$618,552
1,915,875	Imagine Learning LLC 7.17%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,806,402
2,567,500	Mitchell International, Inc. 6.67%, 06/17/2031, 1 mo. USD Term SOFR + 3.00%	2,507,318
4,049,213	Open Text Corp. 5.42%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	3,981,388
4,082,333	Polaris Newco LLC 7.68%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	3,754,236
2,841,351	Project Boost Purchaser LLC 6.42%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	2,787,565
2,895,455	Renaissance Holding Corp. 7.67%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	2,432,182
	Rocket Software, Inc.
EUR 3,615,000	5.70%, 11/28/2028, 1 mo. EURIBOR + 3.75%	4,143,118
$ 6,952,352	7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	6,626,495
1,916,694	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,914,950
3,779,269	Zelis Payments Buyer, Inc. 6.92%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	3,678,891
		75,556,168
	Telecommunications - 1.9%
3,472,481	Crown Subsea Communications Holding, Inc. 7.17%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	3,477,898
2,125,000	Level 3 Financing, Inc. 6.92%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	2,125,531
EUR 2,765,000	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	3,276,738
2,000,000	Odido Holding BV 4.92%, 03/30/2029, 3 mo. EURIBOR + 2.90%	2,374,729
$ 5,849,301	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	5,827,367
		17,082,263
	Transportation - 0.8%
1,039,775	Student Transportation of America Holdings, Inc. 6.40%, 06/24/2032, 3 mo. USD Term SOFR + 2.75%	1,043,996
3,060,610	Third Coast Infrastructure LLC 7.42%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	3,062,538
	Van Pool Transportation LLC
336,747	5.49%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(5)	336,467
2,458,253	6.92%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	2,456,213
		6,899,214
	Total Senior Floating Rate Interests (cost $785,446,059)	$763,098,924
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(8)	$595,904
71,083	Foresight Energy LLC*(8)	213,249
		809,153
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3% - (continued)
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(7)(8)		$40,464
5,385,000	Unifin Financiera SAB de CV*(7)(8)(9)		538,500
			578,964
	Materials - 0.1%
37,645	Utex Industries*(8)		1,003,879
	Total Common Stocks (cost $4,951,619)		$2,391,996
EXCHANGE-TRADED FUNDS - 2.6%
	Other Investment Pools & Funds - 2.6%
337,400	Invesco Senior Loan ETF		$6,997,676
387,200	SPDR Blackstone Senior Loan ETF		15,859,712
	Total Exchange-Traded Funds (cost $23,389,003)		$22,857,388
RIGHTS - 0.2%
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*(8)(10)		$1,965,852
	Total Rights (cost $2,365,135)		$1,965,852
	Total Long-Term Investments (cost $861,900,026)		$838,143,780
	Total Investments (cost $861,900,026)	94.8%	$838,143,780
	Other Assets and Liabilities	5.2%	46,299,840
	Net Assets	100.0%	$884,443,620
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$45,597,845, representing 5.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

68

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(3)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(4)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(5)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2026, the aggregate value of the unfunded commitment was
$1,880,823, which represents to 0.2% of total net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $4,357,848 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$595,904
08/2023	Crown Finance U.S., Inc.	121,289	2,365,135	1,965,852
06/2020	Foresight Energy LLC	71,083	609,446	213,249
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	40,464
12/2020	Utex Industries	37,645	1,131,232	1,003,879
			$7,316,754	$4,357,848

(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Currently no expiration date available.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	03/06/2026	$(414,671)	$282
U.S. Treasury 5-Year Note Future	(56)	03/31/2026	(6,100,062)	45,343
Total futures contracts				$45,625

OTC Total Return Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	25,000,000	(3.66% )	03/20/2026	At Maturity	$—	$—	$125,592	$125,592
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(3.66% )	06/20/2026	Quarterly	—	—	(184,069)	(184,069)
Total OTC total return swap contracts							$—	$—	$(58,477)	$(58,477)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	10,271,250	5.00%	12/20/2030	Quarterly	$750,659	$—	$919,956	$169,297
Total centrally cleared credit default swap contracts						$750,659	$—	$919,956	$169,297

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

69

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
124,000	GBP	169,539	USD	HSBC	02/27/2026	$131
79,129,499	USD	66,596,890	EUR	DEUT	02/27/2026	91,382
4,288,141	USD	3,136,321	GBP	HSBC	02/27/2026	(3,326)
Total foreign currency contracts						$88,187
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$13,057,089	$—	$13,057,089	$—
Convertible Bonds	2,231,775	—	2,231,775	—
Corporate Bonds	32,540,756	—	32,540,756	—
Senior Floating Rate Interests	763,098,924	—	760,115,814	2,983,110
Common Stocks	2,391,996	—	1,813,032	578,964
Exchange-Traded Funds	22,857,388	22,857,388	—	—
Rights	1,965,852	—	1,965,852	—
Foreign Currency Contracts(2)	91,513	—	91,513	—
Futures Contracts(2)	45,625	45,625	—	—
Swaps - Credit Default(2)	169,297	—	169,297	—
Swaps- Total Return(2)	125,592	—	125,592	—
Total	$838,575,807	$22,903,013	$812,110,720	$3,562,074
Liabilities
Foreign Currency Contracts(2)	$(3,326)	$—	$(3,326)	$—
Swaps - Total Return(2)	(184,069)	—	(184,069)	—
Total	$(187,395)	$—	$(187,395)	$—

(1)	For the period ended January 31, 2026, investments valued at $1,669,958 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

70

Hartford Global Impact Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Brazil - 2.9%
1,889	MercadoLibre, Inc.*	$4,057,175
791,400	Telefonica Brasil SA*	5,621,117
		9,678,292
	Canada - 0.8%
217,692	NFI Group, Inc.*	2,644,311
	Germany - 1.9%
131,000	Infineon Technologies AG	6,403,606
	India - 1.2%
374,275	Shriram Finance Ltd.	4,154,658
	Ireland - 1.3%
50,055	Kingspan Group PLC	4,358,518
	Israel - 1.6%
157,534	Teva Pharmaceutical Industries Ltd. ADR*	5,368,759
	Japan - 1.0%
152,400	Sekisui House Ltd.(1)	3,396,508
	Mexico - 0.8%
898,400	Wal-Mart de Mexico SAB de CV(1)	2,851,068
	Netherlands - 1.5%
109,383	Arcadis NV	4,912,403
	Puerto Rico - 1.9%
46,737	Popular, Inc.	6,240,791
	South Africa - 2.3%
2,873,910	Old Mutual Ltd.	2,758,185
550,845	Vodacom Group Ltd.	5,134,116
		7,892,301
	Sweden - 0.6%
65,264	MIPS AB(2)	2,031,411
	Switzerland - 2.1%
41,490	DSM-Firmenich AG*	3,271,634
53,840	Landis & Gyr Group AG*	3,782,201
		7,053,835
	Taiwan - 3.7%
218,214	Chroma ATE, Inc.	6,700,563
105,734	MediaTek, Inc.	5,865,122
		12,565,685
	United Kingdom - 7.7%
42,966	AstraZeneca PLC ADR	3,985,956
941,806	Barratt Redrow PLC	5,014,864
572,900	Beazley PLC	8,900,306
110,270	Genus PLC	4,779,437
256,765	Nomad Foods Ltd.	3,260,915
		25,941,478
	United States - 66.5%
52,755	A.O. Smith Corp.	3,876,965
60,880	AAON, Inc.	5,543,733
40,543	Abbott Laboratories	4,431,350
81,268	Adtalem Global Education, Inc.*	8,415,301
26,856	Advanced Drainage Systems, Inc.	4,083,186
39,590	Agilent Technologies, Inc.	5,299,121
24,277	Autodesk, Inc.*	6,138,925
63,807	Block, Inc.*	3,855,857
49,050	Boston Scientific Corp.*	4,587,646
23,284	Clean Harbors, Inc.*	6,051,744
10,002	CyberArk Software Ltd.*	4,309,162
12,666	Danaher Corp.	2,772,461
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	United States - 66.5% - (continued)
82,322	Darling Ingredients, Inc.*		$3,758,823
6,866	Eli Lilly & Co.		7,121,072
17,985	F5, Inc.*		4,956,846
21,230	First Solar, Inc.*		4,787,790
74,796	Flex Ltd.*		4,715,140
66,691	Globe Life, Inc.		9,351,412
29,792	GoDaddy, Inc. Class A*		2,994,692
284,023	Grocery Outlet Holding Corp.*		2,706,739
15,176	Hubbell, Inc.		7,404,977
14,765	Insulet Corp.*		3,777,035
295,473	James Hardie Industries PLC ADR*		6,792,924
252,259	Laureate Education, Inc.*		8,652,484
63,166	Merck & Co., Inc.		6,965,315
37,268	Modine Manufacturing Co.*		6,881,909
152,565	nCino, Inc.*		3,257,263
37,734	Nextpower, Inc. Class A*		4,418,274
48,135	OneMain Holdings, Inc.		3,154,768
78,321	REV Group, Inc.		5,004,712
235,192	Rocket Cos., Inc. Class A		4,216,993
25,534	Schneider Electric SE		7,320,645
231,493	SentinelOne, Inc. Class A*		3,236,272
161,824	Simply Good Foods Co.*		3,037,436
14,162	STERIS PLC		3,718,941
37,003	Sun Communities, Inc. REIT		4,715,292
57,165	Tecnoglass, Inc.		2,795,940
173,608	Tetra Tech, Inc.		6,538,077
13,358	Trane Technologies PLC		5,618,108
37,295	Veralto Corp.		3,691,459
111,930	Vital Farms, Inc.*		3,184,409
29,117	Waste Connections, Inc.		4,880,009
30,260	Westinghouse Air Brake Technologies Corp.		6,964,036
55,070	Xylem, Inc.		7,592,501
			223,577,744
	Total Common Stocks (cost $250,221,386)		$329,071,368
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 0.5%
$ 1,479,731
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$1,480,182; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $1,509,492
			$1,479,731
	Securities Lending Collateral - 1.0%
3,493,620	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(3)		3,493,620
	Total Short-Term Investments (cost $4,973,351)		$4,973,351
	Total Investments (cost $255,194,737)	99.3%	$334,044,719
	Other Assets and Liabilities	0.7%	2,220,733
	Net Assets	100.0%	$336,265,452
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

71

Hartford Global Impact Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of this security was $2,031,411, representing 0.6% of net assets.

(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$329,071,368	$255,421,307	$73,650,061	$—
Short-Term Investments	4,973,351	3,493,620	1,479,731	—
Total	$334,044,719	$258,914,927	$75,129,792	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

72

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Biotechnology - 24.3%
143,697	AbbVie, Inc.	$32,045,868
81,156	Aktis Oncology, Inc.*	1,643,409
14,479	Alnylam Pharmaceuticals, Inc.*	4,894,771
151,877	Apellis Pharmaceuticals, Inc.*	3,429,383
53,842	Apogee Therapeutics, Inc.*	3,527,189
216,338	Arcus Biosciences, Inc.*	4,551,752
10,637	Argenx SE ADR*	8,940,398
25,754	Ascendis Pharma AS ADR*	5,822,979
44,436	Biogen, Inc.*	7,993,592
173,588	Celldex Therapeutics, Inc.*	4,270,265
13,705	CG Oncology, Inc.*	713,345
29,300	Corvus Pharmaceuticals, Inc.*	606,510
73,424	Cytokinetics, Inc.*	4,639,663
64,398	Dianthus Therapeutics, Inc.*	3,438,209
54,869	Disc Medicine, Inc.*	4,242,471
669,000	GenFleet Therapeutics Shanghai, Inc.*	2,629,037
88,743	Immunocore Holdings PLC ADR*(1)	2,888,585
108,508	Immunome, Inc.*	2,671,467
51,898	Incyte Corp.*	5,193,433
82,046	Ionis Pharmaceuticals, Inc.*	6,782,743
67,033	Kymera Therapeutics, Inc.*	4,872,629
9,331	Madrigal Pharmaceuticals, Inc.*	4,565,752
64,769	Mineralys Therapeutics, Inc.*	2,000,714
39,488	Mirum Pharmaceuticals, Inc.*	4,075,951
17,791	Natera, Inc.*	4,112,212
68,032	Newamsterdam Pharma Co. NV*(1)	2,117,156
29,773	Nuvalent, Inc. Class A*	3,063,344
47,064	Protagonist Therapeutics, Inc.*	3,849,835
54,649	PTC Therapeutics, Inc.*	4,127,639
8,493	Regeneron Pharmaceuticals, Inc.	6,297,135
57,054	Revolution Medicines, Inc.*	5,531,385
58,010	Scholar Rock Holding Corp.*	2,572,163
85,170	Soleno Therapeutics, Inc.*	3,284,155
19,171	United Therapeutics Corp.*	9,000,593
78,496	Vaxcyte, Inc.*	4,205,031
43,668	Vertex Pharmaceuticals, Inc.*	20,519,593
124,120	Viridian Therapeutics, Inc.*	4,095,960
90,277	Xenon Pharmaceuticals, Inc.*	3,702,260
		202,918,576
	Health Care Distributors - 4.1%
56,537	Cardinal Health, Inc.	12,148,671
62,075	Cencora, Inc.	22,298,581
		34,447,252
	Health Care Equipment - 16.9%
233,222	Abbott Laboratories	25,491,165
129,458	Boston Scientific Corp.*	12,108,207
114,063	Dexcom, Inc.*	8,331,161
290,008	Edwards Lifesciences Corp.*	23,595,051
41,087	Inspire Medical Systems, Inc.*	3,113,573
58,069	Intuitive Surgical, Inc.*	29,279,551
203,629	Medtronic PLC	20,965,642
29,627	STERIS PLC	7,780,050
26,694	Stryker Corp.	9,865,035
		140,529,435
	Health Care Facilities - 2.5%
207,010	Acadia Healthcare Co., Inc.*	2,782,214
51,367	Encompass Health Corp.	4,855,723
27,119	HCA Healthcare, Inc.	13,241,394
		20,879,331
	Health Care Services - 2.2%
172,712	CVS Health Corp.	12,870,498
153,121	Option Care Health, Inc.*	5,206,114
		18,076,612
	Health Care Technology - 0.3%
90,813	HeartFlow, Inc.*	2,712,584
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	Life Sciences Tools & Services - 9.0%
106,631	Adaptive Biotechnologies Corp.*		$1,972,673
78,501	Agilent Technologies, Inc.		10,507,359
492,326	Avantor, Inc.*		5,376,200
92,531	Bio-Techne Corp.		5,930,312
116,573	Danaher Corp.		25,516,664
28,338	ICON PLC*		5,107,924
87,533	Qiagen NV*		4,697,896
27,039	Thermo Fisher Scientific, Inc.		15,645,036
			74,754,064
	Managed Health Care - 7.0%
233,573	Alignment Healthcare, Inc.*		5,262,400
42,513	Elevance Health, Inc.		14,698,444
134,871	UnitedHealth Group, Inc.		38,698,536
			58,659,380
	Pharmaceuticals - 32.4%
81,513	AstraZeneca PLC ADR		7,561,961
94,796	Bristol-Myers Squibb Co.		5,218,520
59,607	Crinetics Pharmaceuticals, Inc.*		2,976,774
234,258	Elanco Animal Health, Inc.*		5,640,933
105,506	Eli Lilly & Co.		109,425,548
33,699	Galderma Group AG*		6,281,458
424,449	GSK PLC		10,976,956
330,781	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*(1)		2,899,687
186,167	Johnson & Johnson		42,306,451
434,365	Merck & Co., Inc.		47,897,428
172,558	Oculis Holding AG*		4,909,275
155,094	Pharvaris NV*		4,195,293
59,751	Structure Therapeutics, Inc. ADR*		5,284,976
178,324	Trevi Therapeutics, Inc.*		1,867,052
41,357	UCB SA		12,602,530
			270,044,842
	Total Common Stocks (cost $538,593,313)		$823,022,076
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $538,600,877)		$823,029,640
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 1,558,962
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$1,559,437; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $1,590,208
			$1,558,962
	Securities Lending Collateral - 0.1%
1,124,340	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)		1,124,340
	Total Short-Term Investments (cost $2,683,302)		$2,683,302
	Total Investments (cost $541,284,179)	99.0%	$825,712,942
	Other Assets and Liabilities	1.0%	8,376,625
	Net Assets	100.0%	$834,089,567

73

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$823,022,076	$790,261,445	$32,760,631	$—
Rights	7,564	—	—	7,564
Short-Term Investments	2,683,302	1,124,340	1,558,962	—
Total	$825,712,942	$791,385,785	$34,319,593	$7,564

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

74

The Hartford High Yield Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6%
	Biotechnology - 0.3%
$ 1,217,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,344,893
	Electric - 0.5%
1,183,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	1,197,840
1,000,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	1,023,500
		2,221,340
	Engineering & Construction - 0.2%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,202,760
	Healthcare - Products - 0.1%
600,000	Qiagen NV 2.50%, 09/10/2031(3)	697,289
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,544,458
	Internet - 0.1%
567,000	Uber Technologies, Inc. 0.88%, 12/01/2028	726,344
	Investment Company Security - 0.2%
1,175,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	1,105,205
	Leisure Time - 0.4%
1,758,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	1,710,760
	Machinery - Construction & Mining - 0.4%
1,625,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(2)	1,675,375
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	935,776
	Pharmaceuticals - 0.4%
735,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	956,970
986,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	1,008,185
		1,965,155
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,180,757
525,000	4.38%, 03/15/2027(1)	525,263
		1,706,020
	Semiconductors - 0.4%
1,573,000	Semtech Corp. 0.00%, 10/15/2030(1)(2)	1,769,368
	Software - 0.7%
1,526,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(2)	1,607,030
1,620,000	Datadog, Inc. 0.00%, 12/01/2029(2)	1,593,270
		3,200,300
	Total Convertible Bonds (cost $21,021,898)	$21,805,043
CORPORATE BONDS - 90.3%
	Advertising - 1.9%
	Clear Channel Outdoor Holdings, Inc.
1,820,000	7.13%, 02/15/2031(1)	$1,897,902
1,850,000	7.50%, 03/15/2033(1)	1,965,694
475,000	7.88%, 04/01/2030(1)	500,112
	Lamar Media Corp.
1,025,000	3.75%, 02/15/2028	1,006,266
1,628,000	5.38%, 11/01/2033(1)	1,623,727
2,015,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	2,051,806
		9,045,507
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Aerospace & Defense - 1.1%
	TransDigm, Inc.
$ 650,000	4.88%, 05/01/2029	$648,810
215,000	6.25%, 01/31/2034(1)	222,196
2,250,000	6.38%, 05/31/2033(1)	2,290,527
755,000	6.75%, 08/15/2028(1)	767,706
1,285,000	6.75%, 01/31/2034(1)	1,329,996
		5,259,235
	Agriculture - 0.3%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,530,107
	Airlines - 0.4%
1,858,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,866,114
	Apparel - 1.5%
2,108,097	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(4)	2,319,624
2,350,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	2,399,992
2,500,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,332,777
		7,052,393
	Auto Manufacturers - 0.5%
	Nissan Motor Co. Ltd.
1,355,000	4.35%, 09/17/2027(1)	1,340,245
1,000,000	7.75%, 07/17/2032(1)	1,055,377
		2,395,622
	Auto Parts & Equipment - 0.8%
575,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	588,073
940,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	972,928
900,000	Forvia SE 6.75%, 09/15/2033(1)	922,807
	Qnity Electronics, Inc.
625,000	5.75%, 08/15/2032(1)	636,697
395,000	6.25%, 08/15/2033(1)	407,677
		3,528,182
	Biotechnology - 0.2%
	Genmab AS/Genmab Finance LLC
630,000	6.25%, 12/15/2032(1)	645,774
220,000	7.25%, 12/15/2033(1)	232,839
		878,613
	Chemicals - 1.7%
410,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	419,378
1,515,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,525,846
	Olympus Water U.S. Holding Corp.
EUR 695,000	6.13%, 02/15/2033(1)	825,652
$ 1,250,000	6.25%, 10/01/2029(1)	1,223,150
415,000	7.25%, 06/15/2031(1)	425,395
2,230,000	7.25%, 02/15/2033(1)	2,221,322
1,179,000	Tronox, Inc. 9.13%, 09/30/2030(1)	1,163,193
		7,803,936
	Commercial Services - 4.6%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,778,000
335,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	347,899
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,315,931
$ 2,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	2,314,641

75

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Commercial Services - 4.6% - (continued)
$ 1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	$1,360,420
	Block, Inc.
900,000	5.63%, 08/15/2030(1)	916,059
580,000	6.00%, 08/15/2033(1)	592,460
1,070,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,122,741
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,747,389
1,875,000	8.38%, 11/15/2032(1)	1,924,999
850,000	Hertz Corp. 12.63%, 07/15/2029(1)	855,601
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,104,776
140,000	5.75%, 10/15/2032	142,221
1,155,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,178,322
860,000	United Rentals North America, Inc. 4.88%, 01/15/2028	860,189
		21,561,648
	Construction Materials - 2.1%
	Builders FirstSource, Inc.
1,010,000	4.25%, 02/01/2032(1)	962,664
2,350,000	5.00%, 03/01/2030(1)	2,341,433
	CP Atlas Buyer, Inc.
2,150,000	9.75%, 07/15/2030(1)	2,236,277
1,232,008	12.75%, 01/15/2031(1)(4)	1,135,118
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(1)	788,190
365,000	6.75%, 03/01/2033(1)	379,187
816,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	841,408
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	974,359
		9,658,636
	Distribution/Wholesale - 0.8%
1,959,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,917,396
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,028,445
		3,945,841
	Diversified Financial Services - 6.6%
2,250,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	2,356,512
	Credit Acceptance Corp.
1,680,000	6.63%, 03/15/2030(1)	1,681,649
950,000	9.25%, 12/15/2028(1)	995,477
	CrossCountry Intermediate HoldCo LLC
530,000	6.50%, 10/01/2030(1)	537,945
1,750,000	6.75%, 12/01/2032(1)	1,764,388
	Freedom Mortgage Holdings LLC
680,000	7.88%, 04/01/2033(1)	693,625
1,380,000	8.38%, 04/01/2032(1)	1,443,590
150,000	9.13%, 05/15/2031(1)	158,590
1,770,000	9.25%, 02/01/2029(1)	1,852,969
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,488,302
1,360,000	Nationstar Mortgage Holdings, Inc. 7.13%, 02/01/2032(1)	1,346,400
	OneMain Finance Corp.
982,000	5.38%, 11/15/2029	979,413
1,200,000	6.13%, 05/15/2030	1,223,274
875,000	7.88%, 03/15/2030	923,004
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	904,566
195,000	5.75%, 09/15/2031(1)	192,574
435,000	6.88%, 02/15/2033(1)	443,705
1,750,000	7.13%, 11/15/2030(1)	1,806,693
445,000	7.88%, 12/15/2029(1)	468,729
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Diversified Financial Services - 6.6% - (continued)
$ 1,965,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	$2,041,607
	Rocket Cos., Inc.
1,410,000	6.13%, 08/01/2030(1)	1,443,571
500,000	6.38%, 08/01/2033(1)	518,730
700,000	6.50%, 08/01/2029(1)	720,034
1,210,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,256,996
2,130,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	2,246,586
1,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,738,888
		31,227,817
	Electric - 1.2%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(1)	3,142,137
390,000	3.75%, 01/15/2032(1)	358,955
515,000	4.75%, 03/15/2028(1)	514,637
330,000	5.75%, 01/15/2034(1)	331,203
1,166,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,180,938
		5,527,870
	Electronics - 0.4%
2,135,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,100,684
	Engineering & Construction - 0.5%
2,250,000	AECOM 6.00%, 08/01/2033(1)	2,304,893
	Entertainment - 3.9%
	Caesars Entertainment, Inc.
300,000	4.63%, 10/15/2029(1)	288,109
3,900,000	6.00%, 10/15/2032(1)	3,794,150
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,563,452
230,000	7.00%, 08/01/2032(1)	237,987
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	369,292
1,090,000	7.88%, 07/31/2028(1)	1,345,043
$ 695,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	704,003
1,137,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,156,229
2,128,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,124,709
	Warnermedia Holdings, Inc.
777,000	4.28%, 03/15/2032	683,760
2,324,000	5.05%, 03/15/2042	1,632,610
245,000	5.14%, 03/15/2052	162,834
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	769,215
3,355,000	7.13%, 02/15/2031(1)	3,614,767
		18,446,160
	Environmental Control - 0.3%
1,435,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,466,068
	Food - 2.6%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,250,000	5.50%, 03/31/2031(1)	1,252,211
786,000	5.75%, 03/31/2034(1)	773,010
	B&G Foods, Inc.
898,000	5.25%, 09/15/2027	867,791
1,310,000	8.00%, 09/15/2028(1)	1,236,318
EUR 2,040,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)	2,288,452

76

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Food - 2.6% - (continued)
	Performance Food Group, Inc.
$ 1,150,000	5.50%, 10/15/2027(1)	$1,150,623
280,000	6.13%, 09/15/2032(1)	287,576
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,551,020
1,700,000	6.38%, 03/01/2033(1)	1,713,036
1,170,000	6.50%, 03/15/2036(1)	1,171,058
		12,291,095
	Gas - 0.3%
1,133,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	1,214,305
	Healthcare - Products - 1.6%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,669,299
	Medline Borrower LP
3,565,000	3.88%, 04/01/2029(1)	3,485,573
1,161,000	5.25%, 10/01/2029(1)	1,163,006
		7,317,878
	Healthcare - Services - 3.2%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,220,190
225,000	5.25%, 05/15/2030(1)	212,156
800,000	6.88%, 04/15/2029(1)	735,640
790,000	9.75%, 01/15/2034(1)	823,641
2,024,000	10.88%, 01/15/2032(1)	2,178,913
1,850,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,922,057
1,525,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,609,595
2,064,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	2,078,061
	Tenet Healthcare Corp.
1,159,000	6.00%, 11/15/2033(1)	1,192,648
2,120,000	6.13%, 06/15/2030	2,163,479
		15,136,380
	Home Builders - 2.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	979,816
941,000	4.63%, 04/01/2030(1)	890,411
	Century Communities, Inc.
2,490,000	3.88%, 08/15/2029(1)	2,369,680
1,162,000	6.63%, 09/15/2033(1)	1,176,840
	KB Home
470,000	4.00%, 06/15/2031	443,696
192,000	4.80%, 11/15/2029	191,156
1,840,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,770,840
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,840,263
730,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	749,287
		10,411,989
	Housewares - 0.3%
1,637,000	Newell Brands, Inc. 6.63%, 05/15/2032	1,603,170
	Insurance - 3.5%
	Acrisure LLC/Acrisure Finance, Inc.
365,000	6.75%, 07/01/2032(1)	374,199
2,375,000	7.50%, 11/06/2030(1)	2,458,818
1,800,000	8.50%, 06/15/2029(1)	1,882,334
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	3,364,455
	Asurion LLC & Asurion Co-Issuer, Inc.
2,359,000	8.00%, 12/31/2032(1)	2,464,694
825,000	8.38%, 02/01/2034(1)	834,042
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Insurance - 3.5% - (continued)
	HUB International Ltd.
$ 2,100,000	7.25%, 06/15/2030(1)	$2,191,043
2,580,000	7.38%, 01/31/2032(1)	2,702,565
		16,272,150
	Internet - 0.7%
	Rakuten Group, Inc.
1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(5)(6)	1,241,985
1,000,000	9.75%, 04/15/2029(1)	1,120,354
EUR 950,000	United Group BV 6.31%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(6)	1,125,057
		3,487,396
	Iron/Steel - 0.9%
$ 1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,151,452
1,185,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	1,202,504
	Commercial Metals Co.
790,000	5.75%, 11/15/2033(1)	803,191
1,095,000	6.00%, 12/15/2035(1)	1,118,771
		4,275,918
	IT Services - 2.2%
2,215,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(7)	2,334,218
745,000	CACI International, Inc. 6.38%, 06/15/2033(1)	772,965
1,455,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,482,114
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,661,610
1,127,000	McAfee Corp. 7.38%, 02/15/2030(1)	896,640
2,250,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	2,267,703
		10,415,250
	Leisure Time - 1.4%
	NCL Corp. Ltd.
1,150,000	5.88%, 01/15/2031(1)	1,153,148
1,150,000	6.25%, 09/15/2033(1)	1,156,354
1,545,000	6.75%, 02/01/2032(1)	1,583,325
	Viking Cruises Ltd.
1,404,000	5.88%, 10/15/2033(1)	1,423,363
1,345,000	9.13%, 07/15/2031(1)	1,434,537
		6,750,727
	Lodging - 0.3%
1,191,000	Station Casinos LLC 6.63%, 03/15/2032(1)	1,218,192
	Media - 7.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,558,949
2,921,000	4.25%, 01/15/2034(1)	2,467,341
1,875,000	4.50%, 08/15/2030(1)	1,762,202
925,000	4.50%, 05/01/2032	830,083
1,941,000	4.75%, 02/01/2032(1)	1,772,881
125,000	7.00%, 02/01/2033(1)	126,207
1,400,000	7.38%, 03/01/2031(1)	1,440,061
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	746,803
2,625,000	11.75%, 01/31/2029(1)	1,914,061
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,089,045
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
205,000	5.88%, 08/15/2027(1)	205,999
4,039,000	10.00%, 02/15/2031(1)	4,160,529

77

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Media - 7.9% - (continued)
$ 1,616,000	EW Scripps Co. 9.88%, 08/15/2030(1)	$1,610,429
1,445,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	1,489,725
1,219,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	1,151,955
1,075,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	1,112,002
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,179,040
3,000,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	3,128,571
590,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	604,626
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(3)	1,651,830
$ 680,000	4.50%, 08/15/2030(1)	628,191
GBP 1,780,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(3)	2,431,268
$ 1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,259,626
935,000	Ziggo BV 4.88%, 01/15/2030(1)	882,700
		37,204,124
	Mining - 1.7%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,524,625
755,000	5.63%, 06/15/2028(1)	755,665
	Fortescue Treasury Pty. Ltd.
210,000	4.38%, 04/01/2031(1)	202,902
1,813,000	5.88%, 04/15/2030(1)	1,865,467
2,326,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	2,343,289
1,310,000	Novelis Corp. 4.75%, 01/30/2030(1)	1,269,822
		7,961,770
	Miscellaneous Manufacturing - 0.5%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	226,188
1,917,000	7.13%, 08/01/2030(1)	1,971,836
		2,198,024
	Oil & Gas - 4.7%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,110,240
	Matador Resources Co.
815,000	6.50%, 04/15/2032(1)	829,872
1,760,000	6.88%, 04/15/2028(1)	1,798,284
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,436,201
340,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	354,435
	Northern Oil & Gas, Inc.
380,000	7.88%, 10/15/2033(1)	383,655
1,250,000	8.75%, 06/15/2031(1)	1,292,175
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,998,151
1,170,000	6.75%, 08/01/2029(1)	1,183,318
785,000	7.00%, 08/01/2032(1)	787,011
	Sunoco LP
520,000	5.63%, 03/15/2031(1)	523,187
586,000	6.25%, 07/01/2033(1)	601,131
825,000	7.00%, 05/01/2029(1)	857,861
1,270,000	7.25%, 05/01/2032(1)	1,343,180
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	661,638
2,015,000	9.38%, 02/01/2031(1)	2,134,592
	Transocean International Ltd.
314,000	7.88%, 10/15/2032(1)	331,218
2,475,000	8.75%, 02/15/2030(1)	2,580,024
		22,206,173
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Oil & Gas Services - 1.5%
$ 1,170,000	Enerflex, Inc. 6.88%, 01/15/2031(1)	$1,209,179
	USA Compression Partners LP/USA Compression Finance Corp.
1,465,000	6.25%, 10/01/2033(1)	1,484,040
2,085,000	7.13%, 03/15/2029(1)	2,158,849
2,298,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	2,380,105
		7,232,173
	Packaging & Containers - 2.5%
	Ardagh Group SA
779,560	9.50%, 12/01/2030(1)	842,373
1,530,000	12.00%, 12/01/2030(1)(4)	1,445,850
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	680,947
980,000	6.75%, 04/15/2032(1)	987,648
450,000	8.75%, 04/15/2030(1)	450,322
660,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	623,374
	Mauser Packaging Solutions Holding Co.
1,410,000	7.88%, 04/15/2030(1)	1,436,438
1,575,000	9.25%, 04/15/2030(1)	1,549,333
	Owens-Brockway Glass Container, Inc.
1,625,000	7.25%, 05/15/2031(1)	1,653,832
153,000	7.38%, 06/01/2032(1)	156,047
1,700,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	1,860,155
		11,686,319
	Pharmaceuticals - 1.2%
4,000,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	4,105,028
573,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	453,329
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,182,183
		5,740,540
	Pipelines - 3.3%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,890,750
1,510,000	5.75%, 10/15/2033(1)	1,526,469
1,150,000	6.63%, 02/01/2032(1)	1,194,622
	Buckeye Partners LP
95,000	3.95%, 12/01/2026	94,323
900,000	4.13%, 12/01/2027	889,633
280,000	4.50%, 03/01/2028(1)	278,818
910,000	6.88%, 07/01/2029(1)	946,067
	Howard Midstream Energy Partners LLC
2,005,000	6.63%, 01/15/2034(1)	2,057,932
185,000	7.38%, 07/15/2032(1)	195,416
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,320,538
2,297,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	2,337,682
	Venture Global Plaquemines LNG LLC
350,000	6.13%, 12/15/2030(1)	360,256
885,000	6.50%, 01/15/2034(1)	918,452
680,000	6.75%, 01/15/2036(1)	712,817
		15,723,775

78

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Real Estate - 1.1%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	$2,853,977
EUR 2,070,000	CPI Property Group SA 7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(5)(6)	2,393,669
		5,247,646
	Real Estate Investment Trusts - 3.5%
	Brandywine Operating Partnership LP
$ 895,000	4.55%, 10/01/2029	851,810
355,000	6.13%, 01/15/2031	343,958
105,000	8.30%, 03/15/2028(8)	110,969
1,725,000	8.88%, 04/12/2029	1,853,397
	Hudson Pacific Properties LP
200,000	3.25%, 01/15/2030	169,680
3,555,000	4.65%, 04/01/2029	3,258,432
455,000	5.95%, 02/15/2028	447,274
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,039,708
370,000	6.25%, 01/15/2033(1)	373,882
1,175,000	7.00%, 02/15/2029(1)	1,207,352
1,500,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	1,607,035
3,425,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	3,501,559
1,910,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	1,966,498
		16,731,554
	Retail - 5.8%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,980,453
50,000	3.88%, 01/15/2028(1)	49,254
215,000	4.00%, 10/15/2030(1)	205,137
1,210,000	4.38%, 01/15/2028(1)	1,202,850
1,808,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)	1,780,483
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,361,644
	FirstCash, Inc.
1,755,000	5.63%, 01/01/2030(1)	1,763,199
499,000	6.88%, 03/01/2032(1)	518,712
	LBM Acquisition LLC
2,791,000	6.25%, 01/15/2029(1)	2,577,147
1,556,000	9.50%, 06/15/2031(1)	1,638,653
	PetSmart LLC/PetSmart Finance Corp.
2,250,000	7.50%, 09/15/2032(1)	2,307,287
1,250,000	10.00%, 09/15/2033(1)	1,300,697
2,199,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,191,701
4,375,000	Staples, Inc. 10.75%, 09/01/2029(1)	4,299,017
1,275,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,246,749
1,000,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	1,052,701
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	529,395
566,000	4.63%, 01/31/2032	553,418
		27,558,497
	Software - 2.9%
3,258,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,159,752
	Cloud Software Group, Inc.
470,000	6.63%, 08/15/2033(1)	450,536
1,000,000	8.25%, 06/30/2032(1)	1,017,083
2,825,000	9.00%, 09/30/2029(1)	2,852,604
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.3% - (continued)
	Software - 2.9% - (continued)
	Open Text Corp.
$ 710,000	3.88%, 02/15/2028(1)	$687,288
460,000	3.88%, 12/01/2029(1)	426,962
	Rocket Software, Inc.
2,500,000	6.50%, 02/15/2029(1)	2,227,689
575,000	9.00%, 11/28/2028(1)	573,565
2,105,000	UKG, Inc. 6.88%, 02/01/2031(1)	2,103,303
		13,498,782
	Telecommunications - 5.7%
165,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	159,445
	Altice France SA
1,985,878	6.50%, 04/15/2032(1)	1,939,627
487,805	6.88%, 10/15/2030(1)	479,568
609,757	6.88%, 07/15/2032(1)	595,454
1,269,055	9.50%, 11/01/2029(1)	1,302,402
EUR 689	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(5)	112
$ 190,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	195,778
	EchoStar Corp.
2,074,250	6.75%, 11/30/2030(4)	2,111,043
3,700,000	10.75%, 11/30/2029	4,056,014
	Fibercop SpA
920,000	6.38%, 11/15/2033(1)	931,739
726,000	7.20%, 07/18/2036(1)	734,581
353,000	7.72%, 06/04/2038(1)	363,083
	Iliad Holding SAS
EUR 1,460,000	6.88%, 04/15/2031(1)	1,845,126
$ 490,000	7.00%, 10/15/2028(1)	495,625
830,000	7.00%, 04/15/2032(1)	850,717
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(3)	1,198,565
515,000	5.13%, 09/30/2029(1)	617,261
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,821,937
485,000	6.88%, 06/30/2033(1)	499,788
2,120,000	8.50%, 01/15/2036(1)	2,170,316
752,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	706,981
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(3)	1,434,348
$ 2,156,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,248,751
		26,758,261
	Total Corporate Bonds (cost $416,271,729)	$425,741,414
SENIOR FLOATING RATE INTERESTS - 1.1%(9)
	Healthcare - Products - 0.1%
558,383	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	$561,873
	Insurance - 0.1%
486,445	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	486,046
	IT Services - 0.4%
1,954,250	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,724,626
	Packaging & Containers - 0.2%
1,199,667	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,192,972

79

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 1.1%(9) - (continued)
	Retail - 0.3%
$ 1,391,923	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%		$1,318,040
	Total Senior Floating Rate Interests (cost $5,576,151)		$5,283,557
COMMON STOCKS - 0.3%
	Financial Services - 0.2%
120,968	Ardagh Holdings SA*		$934,469
	Food, Beverage & Tobacco - 0.1%
24,559	Luxco Co. Ltd.*		462,224
	Total Common Stocks (cost $3,467,969)		$1,396,693
PREFERRED STOCKS - 0.5%
	Capital Goods - 0.3%
16,000	Boeing Co. (Preference Shares), 6.00%		$1,195,520
	Financial Services - 0.2%
20,803	KKR & Co., Inc. Series D, 6.25%		1,018,099
	Total Preferred Stocks (cost $2,003,821)		$2,213,619
	Total Long-Term Investments (cost $448,341,568)		$456,440,326
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
1,216,109
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $1,216,480; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$1,240,483
			$1,216,109
	Total Short-Term Investments (cost $1,216,109)		$1,216,109
	Total Investments (cost $449,557,677)	97.0%	$457,656,435
	Other Assets and Liabilities	3.0%	14,052,262
	Net Assets	100.0%	$471,708,697
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$388,352,120, representing 82.3% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $13,976,877, representing 3.0% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

80

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(19)	03/06/2026	$(2,626,249)	$1,773
Total futures contracts				$1,773

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,425,408	USD	14,665,000	EUR	DEUT	02/27/2026	$20,781
116,288	USD	97,000	EUR	BOA	02/27/2026	1,167
7,928,694	USD	5,799,000	GBP	HSBC	02/27/2026	(6,149)
Total foreign currency contracts						$15,799
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$21,805,043	$—	$21,805,043	$—
Corporate Bonds	425,741,414	—	425,741,414	—
Senior Floating Rate Interests	5,283,557	—	5,283,557	—
Common Stocks	1,396,693	—	1,396,693	—
Preferred Stocks	2,213,619	2,213,619	—	—
Short-Term Investments	1,216,109	—	1,216,109	—
Foreign Currency Contracts(2)	21,948	—	21,948	—
Futures Contracts(2)	1,773	1,773	—	—
Total	$457,680,156	$2,215,392	$455,464,764	$—
Liabilities
Foreign Currency Contracts(2)	$(6,149)	$—	$(6,149)	$—
Total	$(6,149)	$—	$(6,149)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

81

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
	Commercial Mortgage-Backed Securities - 0.2%
	Benchmark Mortgage Trust
$ 5,197,062	1.22%, 03/15/2062(1)(2)	$165,288
2,329,954	1.49%, 01/15/2054(1)(2)	136,850
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	215,814
225,000	3.90%, 01/10/2039(2)(3)	212,771
1,378,194	DBJPM Mortgage Trust 1.59%, 09/15/2053(1)(2)	57,111
5,655,211	Wells Fargo NA 0.88%, 05/15/2062(1)(2)	145,181
		933,015
	Other Asset-Backed Securities - 0.1%
37,092	AASET Trust 3.35%, 01/16/2040(3)	36,833
242,274	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	203,467
		240,300
	Whole Loan Collateral CMO - 1.3%
	Angel Oak Mortgage Trust
357,369	1.82%, 11/25/2066(2)(3)	323,879
907,543	3.88%, 12/25/2066(3)(4)	864,743
829,433	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	770,184
1,017,088	CSMC Trust 3.27%, 11/25/2066(2)(3)	946,644
457,778	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	402,691
831,442	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	745,936
595,067	Verus Securitization Trust 3.72%, 01/25/2067(3)(4)	565,749
		4,619,826
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $6,242,574)	$5,793,141
CONVERTIBLE BONDS - 4.6%
	Biotechnology - 0.1%
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	$251,313
	Commercial Banks - 0.1%
EUR 300,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	241,439
	Commercial Services - 0.2%
$ 730,000	Global Payments, Inc. 1.50%, 03/01/2031	645,685
	Electric - 2.7%
1,630,000	Alliant Energy Corp. 3.25%, 05/30/2028(3)	1,679,607
860,000	CenterPoint Energy, Inc. 3.00%, 08/01/2028(3)	879,608
875,000	Exelon Corp. 3.25%, 03/15/2029(3)	877,218
	FirstEnergy Corp.
810,000	3.63%, 01/15/2029(3)	881,685
810,000	3.88%, 01/15/2031(3)	893,835
830,000	PG&E Corp. 4.25%, 12/01/2027	842,865
1,780,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(3)	1,802,329
1,620,000	Southern Co. 3.25%, 06/15/2028(3)	1,620,810
		9,477,957
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6% - (continued)
	Energy-Alternate Sources - 0.1%
$ 370,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	$328,375
720,000	Sunnova Energy Corp. 0.00%, 12/01/2026(6)(7)(8)	—
		328,375
	Engineering & Construction - 0.2%
EUR 600,000	Cellnex Telecom SA 0.75%, 11/20/2031(9)	643,700
	Oil & Gas - 0.1%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	537,128
	Pharmaceuticals - 0.2%
$ 505,000	Dexcom, Inc. 0.38%, 05/15/2028	471,165
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(9)	252,003
		723,168
	Real Estate Investment Trusts - 0.3%
$ 530,000	Realty Income Corp. 3.50%, 01/15/2029(3)	538,764
490,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	492,401
		1,031,165
	Retail - 0.1%
450,000	Cracker Barrel Old Country Store, Inc. 1.75%, 09/15/2030(3)	358,028
	Software - 0.1%
555,000	Evolent Health, Inc. 3.50%, 12/01/2029	371,850
	Water - 0.4%
1,630,000	American Water Capital Corp. 3.63%, 06/15/2026	1,626,732
	Total Convertible Bonds (cost $16,697,345)	$16,236,540
CORPORATE BONDS - 2.9%
	Chemicals - 0.2%
775,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(2)	$621,573
	Commercial Banks - 1.7%
	AIB Group PLC
200,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(3)	206,653
EUR 200,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(9)(10)	245,435
GBP 150,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(9)	206,174
EUR 100,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	120,251
$ 400,000	Banco Santander SA 4.55%, 11/06/2030	400,335
EUR 225,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(9)(10)	308,939

82

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.9% - (continued)
	Commercial Banks - 1.7% - (continued)
GBP 200,000	Barclays PLC 8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(2)(9)(10)	$296,838
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(9)(10)	254,328
$ 200,000	CaixaBank SA 6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)(3)	212,629
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(9)(10)	262,291
100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(9)(10)	128,059
$ 200,000	Credit Agricole SA 7.13%, 09/23/2035, (7.13% fixed rate until 09/23/2035; 5 yr. USD SOFR ICE Swap + 3.58% thereafter)(2)(3)(10)	209,121
EUR 175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(2)(9)	209,252
$ 200,000	HSBC Holdings PLC 4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	200,845
	Intesa Sanpaolo SpA
200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(2)(3)	191,699
200,000	7.80%, 11/28/2053(3)	246,027
200,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(2)(3)	237,410
GBP 200,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(9)	312,665
200,000	NatWest Group PLC 4.50%, 03/31/2028, (4.50% fixed rate until 03/31/2028; 5 yr. U.K. Government Bond + 3.99% thereafter)(2)(10)	267,023
EUR 200,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(9)(10)	241,207
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(9)(10)(11)	248,151
	Societe Generale SA
100,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(9)	105,487
$ 200,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(2)(3)	200,934
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.9% - (continued)
	Commercial Banks - 1.7% - (continued)
$ 200,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(3)	$206,583
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(2)(3)(10)	222,590
EUR 200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(9)(10)	239,704
		5,980,630
	Diversified Financial Services - 0.2%
$ 370,000	goeasy Ltd. 7.38%, 10/01/2030(3)	356,989
350,000	Rfna LP 7.88%, 02/15/2030(3)	352,565
		709,554
	Gas - 0.2%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	485,983
	Healthcare - Services - 0.1%
370,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(3)	355,223
	Insurance - 0.1%
EUR 100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(9)(10)	120,175
100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(9)(10)	121,790
$ 200,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(9)	181,970
		423,935
	Oil & Gas - 0.1%
427,500	Transocean International Ltd. 8.75%, 02/15/2030(3)	445,640
	Software - 0.3%
	Cloud Software Group, Inc.
170,000	8.25%, 06/30/2032(3)	172,904
170,000	9.00%, 09/30/2029(3)	171,661
	Open Text Holdings, Inc.
185,000	4.13%, 02/15/2030(3)	171,849
190,000	4.13%, 12/01/2031(3)	170,690
355,000	Rocket Software, Inc. 6.50%, 02/15/2029(3)	316,332
		1,003,436
	Total Corporate Bonds (cost $9,929,449)	$10,025,974
FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
	Argentina - 0.3%
1,160,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	$897,260
	Brazil - 2.1%
	Brazil Notas do Tesouro Nacional
BRL 15,555,538	6.00%, 05/15/2035(12)	2,689,235
5,042,805	6.00%, 08/15/2050(12)	844,447

83

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 8.5% - (continued)
	Brazil - 2.1% - (continued)
BRL 10,315,246	6.00%, 05/15/2055(12)	$1,719,884
12,186,000	10.00%, 01/01/2029	2,174,063
		7,427,629
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	129,058
	Colombia - 1.6%
	Colombia TES
COP 2,506,205,520	3.00%, 03/25/2033(12)	563,991
11,130,734,992	3.75%, 02/25/2037(12)	2,434,352
9,957,194,312	4.75%, 04/04/2035(12)	2,449,026
		5,447,369
	Germany - 1.3%
	Deutsche Bundesrepublik Inflation-Linked Bonds
EUR 985,440	0.10%, 04/15/2033(9)(12)	1,118,354
3,651,676	0.10%, 04/15/2046(9)(12)	3,398,856
		4,517,210
	Ghana - 0.1%
	Ghana Government International Bonds
$ 2,480	0.00%, 07/03/2026(3)(5)	2,420
65,643	5.00%, 07/03/2029(3)(4)	64,205
107,880	5.00%, 07/03/2035(3)(4)	98,361
		164,986
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(9)	1,480,694
	Mexico - 0.4%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,305,338
	New Zealand - 0.7%
	New Zealand Government Inflation-Linked Bonds
NZD 2,669,855	2.50%, 09/20/2040(9)(12)	1,527,630
1,789,568	3.25%, 09/20/2050(12)	1,095,533
		2,623,163
	Romania - 0.7%
EUR 2,020,000	Romania Government International Bonds 6.75%, 07/11/2039(9)	2,580,962
	United Kingdom - 0.9%
GBP 3,307,618	U.K. Inflation-Linked Gilts 0.50%, 03/22/2050(9)(12)	3,145,783
	Total Foreign Government Obligations (cost $30,259,655)	$29,719,452
SENIOR FLOATING RATE INTERESTS - 2.9%(13)
	Aerospace & Defense - 0.1%
$ 254,013	TransDigm, Inc. 6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$253,846
	Airlines - 0.1%
99,250	American Airlines, Inc. 6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,349
217,067	SkyMiles IP Ltd. 5.17%, 10/20/2028, 3 mo. USD Term SOFR + 1.50%	218,152
		317,501
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(13) - (continued)
	Apparel - 0.1%
$ 216,966	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$216,671
	Auto Manufacturers - 0.0%
170,000	Allison Transmission, Inc. 5.45%, 01/02/2033, 3 mo. USD Term SOFR + 1.75%	170,340
	Auto Parts & Equipment - 0.0%
114,712	Clarios Global LP 6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,748
	Biotechnology - 0.1%
155,000	BioMarin Pharmaceutical, Inc. 5.43%, 01/28/2033, 1 mo. USD Term SOFR + 1.75%	155,000
120,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	120,385
		275,385
	Chemicals - 0.0%
100,000	Qnity Electronics, Inc. 5.52%, 11/01/2032, 6 mo. USD Term SOFR + 2.00%	100,375
	Commercial Services - 0.3%
143,193	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	143,515
159,679	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	153,392
115,000	Fugue Finance BV 5.92%, 01/09/2032, 1 mo. USD Term SOFR + 2.25%	114,713
308,256	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	308,170
240,874	WEX, Inc. 5.42%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	240,440
		960,230
	Construction Materials - 0.1%
65,452	Emerald Borrower LP 6.07%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	65,347
227,704	Quikrete Holdings, Inc. 5.92%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	227,703
37,537	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	37,612
		330,662
	Distribution/Wholesale - 0.1%
192,377	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	192,831
	Diversified Financial Services - 0.1%
194,359	Corpay Technologies Operating Co. LLC 5.42%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	194,221
	Electric - 0.1%
199,449	Constellation Renewables LLC 5.82%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	199,511

84

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(13) - (continued)
	Electronics - 0.1%
$ 200,286	Coherent Corp. 5.42%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	$200,620
140,000	Sanmina Corp. 5.70%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	140,350
		340,970
	Engineering & Construction - 0.1%
99,750	Blackfin Pipeline LLC 6.67%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	100,332
100,000	Dycom Industries, Inc. 5.42%, 01/20/2033, 1 mo. USD Term SOFR + 1.75%	100,188
		200,520
	Entertainment - 0.2%
105,625	Caesars Entertainment, Inc. 5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	104,833
100,000	Delta 2 Lux SARL 5.42%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	99,875
120,625	Penn Entertainment, Inc. 6.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	120,496
302,953	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	303,319
		628,523
	Environmental Control - 0.1%
325,000	Clean Harbors, Inc. 5.17%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	327,236
101,014	Reworld Holding Corp. 5.92%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	101,014
		428,250
	Food - 0.1%
250,000	Chobani LLC 5.92%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	250,313
100,000	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	99,781
174,934	U.S. Foods, Inc. 5.42%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	176,164
		526,258
	Food Service - 0.1%
224,756	Aramark Services, Inc. 5.42%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	224,981
	Healthcare - Products - 0.1%
200,000	Hologic, Inc. 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	198,476
	Healthcare - Services - 0.0%
181,318	IQVIA, Inc. 5.42%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	181,848
	Home Furnishings - 0.0%
135,054	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	135,856
	Household Products/Wares - 0.0%
110,929	Reynolds Consumer Products LLC 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	111,594
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(13) - (continued)
	Insurance - 0.2%
$ 183,230	Asurion LLC 7.77%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$183,373
125,718	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	125,615
215,079	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	214,105
133,083	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	132,916
		656,009
	Internet - 0.1%
171,929	Go Daddy Operating Co. LLC 5.42%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	170,834
	MH Sub I LLC
118,153	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	106,844
79,974	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	65,279
		342,957
	IT Services - 0.1%
79,750	Amentum Government Services Holdings LLC 5.67%, 09/29/2031, 1 mo. USD Term SOFR + 2.00%	79,650
148,500	CACI International, Inc. 5.42%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	148,438
190,000	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	167,675
		395,763
	Media - 0.1%
246,378	Charter Communications Operating LLC 5.91%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	245,959
140,000	Sunrise Financing Partnership 6.13%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	139,489
		385,448
	Packaging & Containers - 0.0%
185,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	185,174
	Pharmaceuticals - 0.0%
58,876	Elanco Animal Health, Inc. 5.45%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	58,831
	Pipelines - 0.1%
249,375	Colossus Acquireco LLC 5.41%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	248,335
133,158	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	133,121
		381,456
	Retail - 0.3%
151,144	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	150,955
158,083	IRB Holding Corp. 6.17%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	157,977
317,163	KFC Holding Co. 5.54%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	317,659

85

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(13) - (continued)
	Retail - 0.3% - (continued)
$ 300,000	Peer Holding III BV 5.92%, 09/29/2032, 3 mo. USD Term SOFR + 2.25%	$299,625
187,778	QXO, Inc. 5.67%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	187,958
		1,114,174
	Semiconductors - 0.0%
105,000	MKS Instruments, Inc. 5.42%, 01/28/2033, 1 mo. USD Term SOFR + 1.75%	105,131
	Software - 0.1%
150,000	Dayforce, Inc. 6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	145,500
97,750	Quartz Acquireco LLC 5.92%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	94,329
91,578	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	91,495
		331,324
	Total Senior Floating Rate Interests (cost $10,289,878)	$10,259,864
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
6,308,736	0.84%, 11/25/2030(1)(2)	$205,467
939,928	0.87%, 11/25/2030(1)(2)	32,354
1,697,349	1.01%, 10/25/2030(1)(2)	64,987
5,145,725	1.11%, 06/25/2030(1)(2)	211,985
9,430	5.70%, 01/25/2051, 30 day USD SOFR Average + 2.00%(2)(3)	9,410
	Total U.S. Government Agencies (cost $537,907)	$524,203
U.S. GOVERNMENT SECURITIES - 75.8%
	U.S. Treasury Securities - 75.8%
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
5,221,156	0.63%, 02/15/2043(12)	$3,898,834
	U.S. Treasury Inflation-Indexed Notes - 74.7%
6,281,564	0.13%, 10/15/2026(12)	6,276,492
14,340,979	0.13%, 01/15/2030(12)	13,757,656
22,379,172	0.13%, 07/15/2030(12)	21,376,392
29,563,185	0.13%, 01/15/2031(12)(14)	27,892,454
22,179,628	0.13%, 07/15/2031(12)	20,801,194
3,153,676	0.38%, 01/15/2027(12)	3,139,902
12,549,739	0.38%, 07/15/2027(12)	12,509,976
11,854,174	0.50%, 01/15/2028(12)	11,756,138
22,431,551	0.63%, 07/15/2032(12)	21,260,444
42,976,209	0.88%, 01/15/2029(12)(15)	42,747,312
11,544,998	1.13%, 10/15/2030(12)	11,490,109
13,418,369	1.13%, 01/15/2033(12)	12,997,080
13,875,810	1.38%, 07/15/2033(12)	13,646,366
10,930,722	1.75%, 01/15/2034(12)	10,953,552
13,187,521	1.88%, 07/15/2034(12)	13,339,402
7,319,382	1.88%, 07/15/2035(12)	7,342,046
10,980,768	2.13%, 01/15/2035(12)	11,248,788
		262,535,303
	Total U.S. Government Securities (cost $272,248,479)	$266,434,137
	Total Long-Term Investments (cost $346,205,287)	$338,993,311
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.4%
$ 1,399,548
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value of
$1,399,975; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a market
value of $1,427,735
			$1,399,548
	Securities Lending Collateral - 0.1%
254,840	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(16)		254,840
	Total Short-Term Investments (cost $1,654,388)		$1,654,388
	Total Investments Excluding Purchased Options (cost $347,859,675)	96.9%	$340,647,699
	Total Purchased Options (cost $38,724)	0.0%	$1,130
	Total Investments (cost $347,898,399)	96.9%	$340,648,829
	Other Assets and Liabilities	3.1%	10,783,829
	Net Assets	100.0%	$351,432,658
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$20,958,002, representing 6.0% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

86

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Investment valued using significant unobservable inputs.
(9)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $17,630,447, representing 5.0% of net assets.

(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Represents entire or partial securities on loan.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $1,151,053.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $596,804.
(16)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put CNY	UBS	7.06	USD	03/05/2026	3,530,000	USD	3,530,000	$1,130	$38,724	$(37,594)
Total purchased OTC option contracts								$1,130	$38,724	$(37,594)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	193	03/16/2026	$14,669,528	$17,823
Euro BUXL 30-Year Bond Future	17	03/06/2026	2,214,186	(18,309)
Euro-BOBL Future	3	03/06/2026	414,671	(323)
Euro-BTP Italian Bond Future	34	03/06/2026	4,880,961	8,220
Euro-Schatz Future	10	03/06/2026	1,267,198	725
U.S. Treasury 2-Year Note Future	58	03/31/2026	12,092,547	(24,535)
U.S. Treasury 5-Year Note Future	114	03/31/2026	12,417,984	(40,643)
U.S. Treasury Long Bond Future	59	03/20/2026	6,792,375	(95,115)
U.S. Treasury Ultra Bond Future	39	03/20/2026	4,580,062	(125,574)
Total				$(277,731)
Short position contracts:
Euro-BUND Future	(48)	03/06/2026	$(7,292,460)	$(5,668)
Long Gilt Future	(50)	03/27/2026	(6,215,732)	67,844
U.S. Treasury 10-Year Note Future	(64)	03/20/2026	(7,157,000)	11,592

87

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	(40)	03/20/2026	$(4,566,250)	$(10,088)
Total				$63,680
Total futures contracts				$(214,051)

OTC Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	BCLY	EUR	375,000	(1.00%)	12/20/2030	Quarterly	$—	$(2,049)	$(3,780)	$(1,731)
Total OTC credit default swap contracts							$—	$(2,049)	$(3,780)	$(1,731)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2026
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,098,450	$1,098,450
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	20,968	20,968
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	821,942	821,942
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	(1)	43,089	43,090
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(5,302)	(127,939)	(122,637)
Total OTC interest rate swap contracts							$—	$(5,303)	$1,856,510	$1,861,813

(1)	At January 31, 2026, the counterparty had deposited in a segregated account securities with a value of $878,455 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	570,000	3.66%	06/20/2026	Quarterly	$—	$—	$(4,032)	$(4,032)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	340,000	3.66%	06/20/2026	Quarterly	—	—	(2,200)	(2,200)
Total OTC total return swap contracts							$—	$—	$(6,232)	$(6,232)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX-XOVER S44.V1	EUR	540,000	(5.00%)	12/20/2030	Quarterly	$—	$(66,633)	$(72,642)	$(6,009)
Total centrally cleared credit default swap contracts						$—	$(66,633)	$(72,642)	$(6,009)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

88

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. USD CPI	2.66% Fixed	USD	8,250,000	08/14/2030	At Maturity	$—	$(6,324)	$44,756	$51,080
2.56% Fixed	12 Mo. USD CPI	USD	8,250,000	08/14/2035	At Maturity	5,746	—	(37,631)	(43,377)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	—	(43,390)	744,248	787,638
Total centrally cleared interest rate swaps contracts						$5,746	$(49,714)	$751,373	$795,341

Bond Forward Contracts Outstanding at January 31, 2026
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	10,561,034	07/15/2028	$9,776
Total Bond Forward Contracts					$9,776

(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,736,257	USD	JPM	02/27/2026	$8,025
14,800,000	BRL	2,642,338	USD	CBK	02/03/2026	166,845
14,800,000	BRL	2,798,155	USD	MSC	03/03/2026	(5,910)
446,000	EUR	529,372	USD	CBA	02/27/2026	(53)
336,000	EUR	402,417	USD	HSBC	02/27/2026	(3,648)
4,475,000	EUR	5,364,820	USD	BOA	02/27/2026	(53,827)
31,966,000	MXN	1,846,262	USD	HSBC	02/27/2026	(21,455)
36,180,000	NOK	3,709,010	USD	DEUT	02/27/2026	47,398
1,518,000	ZAR	94,492	USD	SCB	02/27/2026	(702)
61,687	USD	89,000	AUD	JPM	02/27/2026	(285)
6,718,680	USD	37,632,000	BRL	CBK	02/03/2026	(424,237)
7,114,876	USD	37,632,000	BRL	MSC	03/03/2026	15,027
517,180	USD	707,000	CAD	GSC	02/27/2026	(2,620)
5,450,974	USD	20,205,125,000	COP	CBK	02/27/2026	13,068
22,096,488	USD	18,596,224	EUR	DEUT	02/27/2026	26,230
4,234,379	USD	3,097,000	GBP	HSBC	02/27/2026	(3,284)
314,785	USD	48,336,000	JPY	WFB	02/27/2026	1,756
1,158,308	USD	1,941,000	NZD	HSBC	02/27/2026	(11,506)
Total foreign currency contracts						$(249,178)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

89

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$5,793,141	$—	$5,793,141	$—
Convertible Bonds	16,236,540	—	16,236,540	—
Corporate Bonds	10,025,974	—	10,025,974	—
Foreign Government Obligations	29,719,452	—	29,719,452	—
Senior Floating Rate Interests	10,259,864	—	10,259,864	—
U.S. Government Agencies	524,203	—	524,203	—
U.S. Government Securities	266,434,137	—	266,434,137	—
Short-Term Investments	1,654,388	254,840	1,399,548	—
Purchased Options	1,130	—	1,130	—
Bond Forward(2)	9,776	—	9,776	—
Foreign Currency Contracts(2)	278,349	—	278,349	—
Futures Contracts(2)	106,204	106,204	—	—
Swaps - Interest Rate(2)	2,823,168	—	2,823,168	—
Total	$343,866,326	$361,044	$343,505,282	$—
Liabilities
Foreign Currency Contracts(2)	$(527,527)	$—	$(527,527)	$—
Futures Contracts(2)	(320,255)	(320,255)	—	—
Swaps - Credit Default(2)	(7,740)	—	(7,740)	—
Swaps - Interest Rate(2)	(166,014)	—	(166,014)	—
Swaps - Total Return(2)	(6,232)	—	(6,232)	—
Total	$(1,027,768)	$(320,255)	$(707,513)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

90

Hartford International Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Australia - 1.7%
93,547	BHP Group Ltd.	$3,221,979
23,218	Commonwealth Bank of Australia(1)	2,403,547
87,234	Computershare Ltd.	1,981,133
467,722	Medibank Pvt Ltd.	1,500,762
309,100	Qantas Airways Ltd.	2,161,113
93,067	Sonic Healthcare Ltd.(1)	1,488,310
		12,756,844
	Austria - 0.9%
22,849	ams-OSRAM AG*	237,738
40,483	Erste Group Bank AG	5,263,150
57,869	Mondi PLC	676,270
16,469	Zumtobel Group AG	69,887
		6,247,045
	Belgium - 0.7%
18,084	Ageas SA	1,284,513
21,408	KBC Group NV	3,016,720
55,097	Proximus SADP	502,698
		4,803,931
	Brazil - 2.2%
417,927	Ambev SA	1,179,272
528,134	Banco Bradesco SA ADR	2,138,943
95,182	Banco BTG Pactual SA	1,084,255
25,141	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	674,631
78,060	Localiza Rent a Car SA	717,747
306,391	Lojas Renner SA	869,207
138,654	M Dias Branco SA	654,179
1,375	MercadoLibre, Inc.*	2,953,211
492,415	Natura Cosmeticos SA*	820,575
2,900	PicS NV*	52,200
227,200	PRIO SA*	2,201,307
107,000	Rede D'Or Sao Luiz SA(2)	861,855
165,305	Telefonica Brasil SA*	1,174,120
186,713	Ultrapar Participacoes SA	900,437
		16,281,939
	Canada - 4.2%
22,373	Barrick Mining Corp.	1,022,653
25,124	Canadian National Railway Co.	2,416,915
6,395	Celestica, Inc.*	1,797,025
36,793	Gildan Activewear, Inc.	2,390,538
38,514	Great-West Lifeco, Inc.	1,802,873
22,890	Imperial Oil Ltd.	2,312,619
17,700	Intact Financial Corp.	3,222,566
46,406	Loblaw Cos. Ltd.	2,088,125
64,641	Manulife Financial Corp.	2,462,401
15,797	Nutrien Ltd.	1,088,255
36,612	Open Text Corp.(1)	935,164
20,511	Shopify, Inc. Class A*	2,691,659
24,947	Spin Master Corp.(1)(2)	340,957
50,035	Sun Life Financial, Inc.	3,152,795
32,238	Toronto-Dominion Bank	3,012,968
		30,737,513
	Chile - 0.5%
91,981	Cia Cervecerias Unidas SA	675,371
51,923	Empresa Nacional de Telecomunicaciones SA	278,680
6,947,463	Enel Americas SA	656,003
71,430	Lundin Mining Corp.	1,801,946
		3,412,000
	China - 7.5%
242,586	Alibaba Group Holding Ltd.	5,160,671
29,065	Alibaba Group Holding Ltd. ADR	4,928,261
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	China - 7.5% - (continued)
74,136	Baidu, Inc. Class A*	$1,421,005
418,914	BOC Hong Kong Holdings Ltd.	2,205,996
684,116	China BlueChemical Ltd. Class H	237,853
243,757	China Hongqiao Group Ltd.	1,114,864
347,898	China Mengniu Dairy Co. Ltd.	726,543
3,071,071	China Reinsurance Group Corp. Class H	692,119
472,993	CSPC Pharmaceutical Group Ltd.	580,237
282,110	DiDi Global, Inc. ADR*	1,328,738
11,420	Duality Biotherapeutics, Inc.*(1)	482,207
191,656	Foxconn Industrial Internet Co. Ltd. Class A	1,583,334
50,458	Fuyao Glass Industry Group Co. Ltd. Class A	448,192
45,603	Fuyao Glass Industry Group Co. Ltd. Class H(2)	390,887
23,340	Hesai Group ADR*	557,126
42,666	JD.com, Inc. Class A	608,444
116,513	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*(1)	1,021,374
37,629	KE Holdings, Inc. ADR	704,415
90,472	KE Holdings, Inc. Class A	575,141
3,700	Kweichow Moutai Co. Ltd. Class A	745,886
146,300	Luxshare Precision Industry Co. Ltd. Class A	1,084,902
72,172	Meituan Class B*(2)	892,225
15,210	NAURA Technology Group Co. Ltd. Class A	1,038,547
29,474	NetEase, Inc.	764,263
37,600	OmniVision Integrated Circuits Group, Inc. Class A	656,290
6,918	PDD Holdings, Inc. ADR*	699,064
1,341,158	PICC Property & Casualty Co. Ltd. Class H	2,776,460
34,412	Prosus NV*	1,978,733
934,114	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	598,085
40,300	Shenzhen Inovance Technology Co. Ltd. Class A	433,363
8,394	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*(1)	446,874
2,278,726	Sino Biopharmaceutical Ltd.	1,933,512
143,768	Tencent Holdings Ltd.	11,050,267
78,710	Tencent Music Entertainment Group ADR	1,320,754
16,895	Trip.com Group Ltd. ADR	1,036,846
354,623	Zhongsheng Group Holdings Ltd.	528,315
78,945	ZTO Express Cayman, Inc.	1,743,117
		54,494,910
	Czech Republic - 0.0%
7,508	CSG NV*	271,927
	Denmark - 0.8%
18,481	DSV AS	5,196,578
7,924	Pandora AS	641,397
		5,837,975
	Finland - 1.1%
33,539	Kone OYJ Class B	2,410,276
520,833	Nokia OYJ	3,354,638
140,133	Outokumpu OYJ	786,783
162,284	Sampo OYJ Class A	1,809,840
		8,361,537
	France - 7.1%
60,537	Accor SA	3,292,069
15,436	Airbus SE	3,534,068
7,505	Alten SA	735,722
14,115	Arkema SA	850,034
47,605	AXA SA	2,170,744
65,828	Ayvens SA(2)	954,363
58,261	BNP Paribas SA	6,299,903
52,729	Bureau Veritas SA	1,697,469
6,154	Capgemini SE	956,196
66,067	Carrefour SA	1,082,123

91

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	France - 7.1% - (continued)
12,913	Cie de Saint-Gobain SA	$1,274,584
91,504	Engie SA	2,731,981
8,475	EssilorLuxottica SA	2,590,772
1,168	Hermes International SCA	2,810,205
10,233	Imerys SA	319,074
10,465	IPSOS SA	443,964
1,245	LVMH Moet Hennessy Louis Vuitton SE	803,528
25,537	Metropole Television SA	365,802
124,774	Orange SA	2,319,551
18,071	Publicis Groupe SA	1,806,165
19,622	Quadient SA(1)	371,328
16,723	Renault SA	631,115
7,309	SEB SA	412,289
76,301	Societe Generale SA	6,686,213
9,319	Sodexo SA	476,123
60,208	Television Francaise 1 SA	581,929
46,978	TotalEnergies SE	3,416,648
41,750	Valeo SE	583,097
4,750	Vicat SACA	440,137
5,898	Vinci SA	848,042
		51,485,238
	Germany - 3.9%
9,076	Aumovio SE*	435,505
30,525	BASF SE	1,654,881
25,593	Brenntag SE	1,557,069
9,426	Continental AG	741,725
30,577	Daimler Truck Holding AG	1,480,506
17,664	Duerr AG	470,806
47,304	Evonik Industries AG	732,735
25,275	Fresenius SE & Co. KGaA	1,413,826
77,202	Infineon Technologies AG	3,773,826
9,681	Mercedes-Benz Group AG	661,640
18,089	Merck KGaA	2,695,128
1,744	Rheinmetall AG	3,695,268
23,410	SAP SE	4,676,577
15,171	Scout24 SE(2)	1,510,443
25,676	Symrise AG	2,161,587
6,472	Wacker Chemie AG	525,608
		28,187,130
	Greece - 0.6%
101,566	OPAP SA	2,046,651
89,512	Public Power Corp. SA	2,115,715
		4,162,366
	Hong Kong - 2.2%
241,984	AIA Group Ltd.	2,791,884
49,067	ASMPT Ltd.	654,356
162,698	CK Asset Holdings Ltd.	953,107
82,226	Dah Sing Financial Holdings Ltd.	397,622
30,890	Hong Kong Exchanges & Clearing Ltd.	1,702,999
213,685	PAX Global Technology Ltd.	134,851
478,616	Prudential PLC	7,861,386
470,832	WH Group Ltd.(2)	555,627
306,863	Yue Yuen Industrial Holdings Ltd.	684,395
		15,736,227
	Hungary - 0.2%
8,595	OTP Bank Nyrt	1,081,526
	India - 3.1%
32,201	Axis Bank Ltd.	480,418
12,271	Bajaj Auto Ltd.	1,281,537
55,854	Bajaj Finance Ltd.	565,095
76,594	Bharti Airtel Ltd.	1,642,708
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	India - 3.1% - (continued)
351,719	Canara Bank	$564,508
21,483	Cholamandalam Investment & Finance Co. Ltd.	381,514
193,731	Embassy Office Parks REIT	915,017
73,360	Eternal Ltd.*	218,669
29,366	Hero MotoCorp Ltd.	1,768,780
113,951	ICICI Bank Ltd.	1,679,936
49,197	Infosys Ltd.	879,951
257,835	Kotak Mahindra Bank Ltd.	1,144,279
26,110	Larsen & Toubro Ltd.	1,117,177
62,604	Larsen & Toubro Ltd. GDR(3)	2,667,989
20,107	Mahindra & Mahindra Ltd.	750,789
10,801	MakeMyTrip Ltd.*(1)	673,766
76,144	Max Financial Services Ltd.*	1,335,681
20,630	PB Fintech Ltd.*	371,707
36,987	Reliance Industries Ltd. GDR(2)	2,245,111
53,892	SBI Life Insurance Co. Ltd.(2)	1,172,287
146,425	Varun Beverages Ltd.	750,037
		22,606,956
	Indonesia - 0.4%
3,324,907	Bank Central Asia Tbk. PT	1,469,108
3,056,621	Bank Negara Indonesia Persero Tbk. PT	820,412
1,106,430	Indofood CBP Sukses Makmur Tbk. PT	525,034
1,540,961	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	106,495
2,081,264	Semen Indonesia Persero Tbk. PT	305,152
		3,226,201
	Ireland - 0.8%
15,976	AerCap Holdings NV	2,295,112
169,060	AIB Group PLC	1,889,775
93,885	Bank of Ireland Group PLC	1,907,504
		6,092,391
	Israel - 0.2%
8,000	Check Point Software Technologies Ltd.*	1,436,080
	Italy - 2.0%
114,076	BPER Banca SpA	1,606,581
39,066	Brembo NV(1)	469,938
94,980	Eni SpA	1,941,307
44,917	Ryanair Holdings PLC ADR	3,171,140
81,164	UniCredit SpA	7,073,120
		14,262,086
	Japan - 14.5%
29,035	Advantest Corp.	4,801,996
22,890	Aica Kogyo Co. Ltd.	519,570
40,942	Alfresa Holdings Corp.	659,366
14,439	Alps Alpine Co. Ltd.	189,120
40,380	Amada Co. Ltd.	517,294
24,850	and ST HD Co. Ltd.(1)	447,215
40,846	ASKUL Corp.	360,773
29,030	Avex, Inc.	224,674
16,470	BML, Inc.	416,804
74,788	Canon, Inc.	2,276,463
119,345	Chiba Bank Ltd.	1,615,778
55,290	Chugai Pharmaceutical Co. Ltd.	3,158,203
30,302	Cosel Co. Ltd.	228,526
49,822	Dai-ichi Life Holdings, Inc.	438,142
38,750	Dentsu Group, Inc.(1)	752,197
33,400	Dip Corp.	443,300
10,880	Dowa Holdings Co. Ltd.	644,401
25,956	Eisai Co. Ltd.	723,639
250,836	ENEOS Holdings, Inc.	2,120,044
73,230	Hakuhodo DY Holdings, Inc.	547,173

92

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Japan - 14.5% - (continued)
87,964	Hino Motors Ltd.*	$236,774
126,340	Hitachi Ltd.	4,384,012
301,778	Honda Motor Co. Ltd.	3,035,142
4,530	Horiba Ltd.	537,283
18,840	Hoya Corp.	3,160,520
10,524	Isuzu Motors Ltd.	169,540
25,125	Japan Airlines Co. Ltd.	474,742
150,313	Japan Exchange Group, Inc.	1,640,248
212,591	Japan Post Holdings Co. Ltd.	2,558,068
44,990	Japan Post Insurance Co. Ltd.	1,393,433
61,402	Japan Tobacco, Inc.	2,219,170
57,810	JGC Holdings Corp.	810,153
35,450	Kao Corp.	1,418,087
72,240	KDDI Corp.	1,219,698
14,318	Keyence Corp.	5,252,707
27,650	KH Neochem Co. Ltd.	454,804
4,236	Kissei Pharmaceutical Co. Ltd.	126,169
73,880	Koito Manufacturing Co. Ltd.	1,156,607
94,710	Kubota Corp.	1,451,114
67,129	Maruichi Steel Tube Ltd.	665,173
33,388	Maxell Ltd.	480,320
13,940	Miraial Co. Ltd.(1)	115,196
96,110	Mitsubishi Corp.	2,553,290
57,952	Mitsubishi Estate Co. Ltd.	1,476,960
42,820	Mitsubishi Gas Chemical Co., Inc.	849,450
14,547	Nachi-Fujikoshi Corp.	460,519
28,096	Neturen Co. Ltd.	240,109
45,940	Nichicon Corp.	502,755
30,954	Nikon Corp.(1)	389,608
37,223	Nintendo Co. Ltd.	2,305,053
36,719	Nippon Sanso Holdings Corp.	1,114,170
43,856	Nippon Shokubai Co. Ltd.	631,648
22,672	Nippon Television Holdings, Inc.	544,895
216,489	Nissan Motor Co. Ltd.*(1)	527,662
27,770	OKUMA Corp.	689,218
36,564	Optorun Co. Ltd.	482,542
48,680	OSG Corp.	822,042
341,010	Pan Pacific International Holdings Corp.	2,018,963
419,140	Persol Holdings Co. Ltd.	734,089
467,034	Resona Holdings, Inc.	5,445,675
28,420	Rinnai Corp.	746,463
74,163	Rohm Co. Ltd.	1,298,724
24,310	Sega Sammy Holdings, Inc.	381,300
24,560	Seria Co. Ltd.	583,563
9,402	Shiga Bank Ltd.	480,847
26,610	Ship Healthcare Holdings, Inc.	438,636
1,290,591	SoftBank Corp.	1,754,247
88,048	SoftBank Group Corp.	2,404,361
208,140	Sony Group Corp.	4,589,051
32,556	Stanley Electric Co. Ltd.	641,360
43,831	Subaru Corp.	940,971
19,681	Sumitomo Heavy Industries Ltd.	612,760
58,654	Sumitomo Mitsui Trust Group, Inc.	1,958,972
25,411	Sumitomo Rubber Industries Ltd.	409,528
83,343	T&D Holdings, Inc.	2,058,487
23,270	Tachi-S Co. Ltd.	317,202
50,620	Tadano Ltd.	374,104
14,622	Taiheiyo Cement Corp.	401,803
27,215	Taisei Corp.	2,714,645
28,987	Takeda Pharmaceutical Co. Ltd.	986,709
18,613	THK Co. Ltd.	556,106
101,619	Tochigi Bank Ltd.	551,258
22,185	Tokai Rika Co. Ltd.	449,658
45,950	Toyota Boshoku Corp.	771,589
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Japan - 14.5% - (continued)
13,730	Transcosmos, Inc.	$334,837
37,295	TS Tech Co. Ltd.	458,173
20,560	Tsubakimoto Chain Co.	315,388
36,635	Tsuruha Holdings, Inc.(1)	583,770
30,377	TV Asahi Holdings Corp.	702,531
23,060	Ushio, Inc.	414,541
34,644	Xebio Holdings Co. Ltd.	241,255
47,340	Yamato Holdings Co. Ltd.	618,957
		105,924,082
	Kazakhstan - 0.1%
14,176	Kaspi.KZ JSC ADR*	1,079,786
	Luxembourg - 0.1%
6,244	Aperam SA	268,670
12,508	RTL Group SA	545,346
		814,016
	Mexico - 1.0%
1,205,023	America Movil SAB de CV Series B	1,241,844
73,492	Controladora Vuela Cia de Aviacion SAB de CV ADR*	715,077
45,916	Corp. Inmobiliaria Vesta SAB de CV ADR	1,420,641
207,100	Esentia Energy Development SAB de CV*	591,342
547,076	Genomma Lab Internacional SAB de CV Class B(1)	524,036
136,854	Grupo Financiero Banorte SAB de CV Class O	1,547,164
317,473	Kimberly-Clark de Mexico SAB de CV Class A(1)	703,215
200,645	Megacable Holdings SAB de CV	702,189
		7,445,508
	Netherlands - 4.4%
65,314	ABN AMRO Bank NV(2)	2,406,380
1,735	Adyen NV*(2)	2,572,734
3,685	Argenx SE*	3,098,977
7,888	ASML Holding NV	11,310,644
11,790	Fugro NV(1)	162,921
35,550	Havas NV*	734,533
29,497	Heineken NV	2,434,965
80,885	ING Groep NV	2,385,371
64,837	Koninklijke Philips NV	1,861,847
22,378	NN Group NV	1,773,841
18,894	Randstad NV	676,151
96,398	Universal Music Group NV	2,363,442
		31,781,806
	Norway - 0.0%
20,735	Norsk Hydro ASA	184,083
	Pakistan - 0.0%
6,251	VEON Ltd. ADR*	341,555
	Peru - 0.2%
3,895	Credicorp Ltd.	1,389,853
	Philippines - 0.1%
282,173	BDO Unibank, Inc.	646,722
188,716	Security Bank Corp.	208,490
		855,212
	Poland - 0.2%
83,759	Allegro.eu SA*(2)	688,068
196,485	Orange Polska SA	635,280
		1,323,348
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—

93

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Russia - 0.0% - (continued)
55,232	Mobile TeleSystems PJSC ADR*(4)	$—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.5%
17,020	Al Rajhi Bank	486,028
288,029	Saudi National Bank	3,444,952
		3,930,980
	Singapore - 0.7%
634,860	Grab Holdings Ltd. Class A*	2,729,898
404,859	Singapore Airlines Ltd.(1)	2,021,062
		4,750,960
	South Africa - 1.7%
50,507	Anglo American PLC	2,341,898
32,866	Astral Foods Ltd.	558,522
128,043	MTN Group Ltd.	1,421,863
57,146	Naspers Ltd. Class N	3,498,778
586,479	Netcare Ltd.(1)	562,744
1,216,644	Old Mutual Ltd.	1,167,653
883,385	Pepkor Holdings Ltd.(2)	1,443,428
263,923	Sanlam Ltd.	1,650,157
		12,645,043
	South Korea - 5.0%
45,767	Coupang, Inc.*	922,663
5,545	Coway Co. Ltd.*	320,835
11,743	Hankook Tire & Technology Co. Ltd.	519,379
5,029	HD Hyundai Marine Solution Co. Ltd. Class C	637,637
3,399	Hyundai Mobis Co. Ltd.	1,062,041
6,719	Hyundai Motor Co.	2,338,921
54,572	iM Financial Group Co. Ltd.	586,791
12,119	KB Financial Group, Inc.	1,134,328
14,017	Kia Corp.	1,491,453
26,235	KT Corp.	1,037,951
16,351	KT&G Corp.	1,748,241
3,218	LG Electronics, Inc.	220,638
72,426	Samsung Electronics Co. Ltd.	8,001,241
35,815	Shinhan Financial Group Co. Ltd.	2,093,162
18,885	SK Hynix, Inc.	11,791,360
53,182	SK Telecom Co. Ltd.	2,680,158
24,074	Tongyang Life Insurance Co. Ltd.*	114,912
		36,701,711
	Spain - 1.7%
24,004	ACS Actividades de Construccion y Servicios SA	2,693,156
38,598	Almirall SA	577,787
542,668	Banco de Sabadell SA(1)	2,128,769
50,123	Iberdrola SA	1,126,903
82,593	Industria de Diseno Textil SA	5,374,334
138,069	Prosegur Cia de Seguridad SA	459,610
		12,360,559
	Sweden - 1.4%
62,709	Assa Abloy AB Class B	2,535,571
241,603	Atlas Copco AB Class A	4,982,382
39,099	Embracer Group AB*(1)	214,165
48,316	SKF AB Class B	1,263,304
134,537	Telefonaktiebolaget LM Ericsson Class B	1,457,058
		10,452,480
	Switzerland - 3.0%
21,836	Adecco Group AG	641,681
167	Chocoladefabriken Lindt & Spruengli AG	2,400,037
17,487	Galderma Group AG*	3,259,558
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Switzerland - 3.0% - (continued)
3,756	Lonza Group AG	$2,552,014
1,971	Partners Group Holding AG	2,687,545
14,724	SGS SA	1,772,173
10,195	Sika AG*	1,956,323
4,809	Swatch Group AG Class BR	1,134,624
116,338	UBS Group AG*	5,504,577
		21,908,532
	Taiwan - 6.3%
148,265	Advantech Co. Ltd.	1,399,207
7,054	ASPEED Technology, Inc.	1,972,693
229,387	Catcher Technology Co. Ltd.	1,465,011
83,500	Eclat Textile Co. Ltd.	1,044,587
2,782,514	Innolux Corp.*	1,908,952
15,073	Largan Precision Co. Ltd.	1,148,823
36,379	MediaTek, Inc.	2,017,963
149,619	Quanta Computer, Inc.	1,317,121
29,000	Realtek Semiconductor Corp.	443,694
567,207	Taiwan Semiconductor Manufacturing Co. Ltd.	31,364,223
103,933	Tong Hsing Electronic Industries Ltd.	460,337
823,782	WPG Holdings Ltd.	1,675,412
		46,218,023
	Thailand - 0.4%
261,365	Kasikornbank PCL	1,561,004
42,313	Kasikornbank PCL NVDR	252,715
2,698,066	True Corp. PCL	993,688
		2,807,407
	Turkey - 0.4%
93,437	Coca-Cola Icecek AS	154,886
72,884	MLP Saglik Hizmetleri AS*(2)	789,830
142,904	Ulker Biskuvi Sanayi AS	445,875
1,240,229	Yapi ve Kredi Bankasi AS*	1,171,384
		2,561,975
	Ukraine - 0.0%
269,023	Ferrexpo PLC*	279,769
	United Arab Emirates - 0.5%
134,711	Abu Dhabi Islamic Bank PJSC	893,423
320,066	Aldar Properties PJSC	836,720
389,254	Emirates Telecommunications Group Co. PJSC	2,088,034
		3,818,177
	United Kingdom - 8.4%
37,526	AstraZeneca PLC	6,991,624
85,163	BAE Systems PLC	2,311,915
25,214	Bodycote PLC	257,209
72,338	British American Tobacco PLC	4,370,200
128,059	British Land Co. PLC REIT	730,439
555,732	BT Group PLC	1,460,753
46,336	Burberry Group PLC*	700,087
745,940	Centrica PLC	1,953,252
135,142	CK Hutchison Holdings Ltd.	1,089,691
75,118	Compass Group PLC	2,252,446
124,229	Crest Nicholson Holdings PLC	258,893
15,194	DCC PLC	963,138
23,356	Derwent London PLC REIT	618,622
36,824	Diageo PLC	847,331
185,244	easyJet PLC	1,212,046
372,796	Hays PLC	242,419
34,462	Hikma Pharmaceuticals PLC	722,888
41,875	Imperial Brands PLC	1,763,682
117,673	J Sainsbury PLC	515,609
212,158	Kingfisher PLC	977,707
72,310	Klarna Group PLC*	1,668,192

94

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	United Kingdom - 8.4% - (continued)
92,210	Land Securities Group PLC REIT	$823,014
9,789	London Stock Exchange Group PLC	1,091,885
255,254	NatWest Group PLC	2,326,584
103,689	Pagegroup PLC	292,995
43,705	Reckitt Benckiser Group PLC	3,643,245
50,341	RELX PLC	1,784,690
194,862	Rolls-Royce Holdings PLC	3,257,503
371,856	Schroders PLC	2,303,176
62,666	Smiths Group PLC	2,152,064
152,672	Standard Chartered PLC	3,906,332
65,975	SThree PLC	173,008
118,970	Tate & Lyle PLC	615,510
80,042	Travis Perkins PLC	685,161
36,903	Unilever PLC	2,512,211
79,878	UNITE Group PLC REIT	621,242
92,084	Vanquis Banking Group PLC*	149,944
207,885	Wise PLC Class A*	2,681,246
143,587	WPP PLC	595,631
		61,523,584
	United States - 6.0%
217,823	Aegon Ltd.	1,710,885
797	AP Moller - Maersk AS Class A	1,954,378
392,969	BP PLC	2,491,642
55,987	Experian PLC	2,120,493
12,045	Flutter Entertainment PLC*	1,982,958
148,231	GSK PLC	3,833,500
4,773	Linde PLC	2,181,118
30,100	Nestle SA	2,872,338
11,836	Novartis AG	1,756,105
5,596	Roche Holding AG	2,544,723
688	Rubicon Earnout Shares*(4)(5)	—
73,363	Rubicon TRA Placeholder*(4)(5)	6,073
30,078	Sanofi SA	2,837,066
31,588	Schneider Electric SE	9,056,337
133,100	Shell PLC	5,116,297
4,554	Spotify Technology SA*	2,278,594
16,188	Tory Burch LLC*(4)(5)	908,949
		43,651,456
	Total Common Stocks (cost $481,660,496)	$706,231,727
CONVERTIBLE PREFERRED STOCKS - 0.0%
	United States - 0.0%
38,688	Lookout, Inc. Series F*(4)(5)(6)	$141,985
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)	187,471
	Total Convertible Preferred Stocks (cost $826,934)	$329,456
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
11,310	iShares Core MSCI EAFE ETF	$1,063,706
	Total Exchange-Traded Funds (cost $976,067)	$1,063,706
PREFERRED STOCKS - 1.1%
	Brazil - 0.6%
164,800	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)	$563,973
954,260	Itausa SA (Preference Shares)(6)	2,476,878
3,048	Localiza Rent a Car SA (Preference Shares)*(6)	27,024
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Brazil - 0.6% - (continued)
186,152	Petroleo Brasileiro SA - Petrobras (Preference Shares)(6)		$1,335,632
1,248,700	Raizen SA (Preference Shares)*(6)		244,390
			4,647,897
	Chile - 0.1%
74,960	Embotelladora Andina SA (Preference Shares)(6)		393,737
	Germany - 0.4%
9,163	FUCHS SE (Preference Shares)(6)		396,088
12,098	Henkel AG & Co. KGaA (Preference Shares)(6)		1,062,832
13,608	Volkswagen AG (Preference Shares)(6)		1,650,719
			3,109,639
	Total Preferred Stocks (cost $6,306,136)		$8,151,273
RIGHTS - 0.0%
	Spain - 0.0%
24,004	ACS Actividades de Construccion y Servicios SA Expires 02/06/2026*		$13,202
	Total Rights (cost $12,856)		$13,202
	Total Long-Term Investments (cost $489,782,489)		$715,789,364
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.4%
$ 2,637,514
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$2,638,318; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $2,690,380
			$2,637,514
	Securities Lending Collateral - 0.6%
4,544,285	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)		4,544,285
	Total Short-Term Investments (cost $7,181,799)		$7,181,799
	Total Investments (cost $496,964,288)	99.0%	$722,971,163
	Other Assets and Liabilities	1.0%	7,163,220
	Net Assets	100.0%	$730,134,383
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

95

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$16,824,195, representing 2.3% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of this security was $2,667,989, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,244,478 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$141,985
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	187,471
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	6,073
11/2013	Tory Burch LLC	16,188	1,268,749	908,949
			$2,095,683	$1,244,478

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P TSX 60 Future	21	03/19/2026	$5,714,640	$(103,875)
SPI 200 Future	41	03/19/2026	6,300,351	70,522
Total futures contracts				$(33,353)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$706,231,727	$109,122,202	$596,194,503	$915,022
Convertible Preferred Stocks	329,456	—	—	329,456
Exchange-Traded Funds	1,063,706	1,063,706	—	—
Preferred Stocks	8,151,273	5,041,634	3,109,639	—
Rights	13,202	13,202	—	—
Short-Term Investments	7,181,799	4,544,285	2,637,514	—
Futures Contracts(2)	70,522	70,522	—	—
Total	$723,041,685	$119,855,551	$601,941,656	$1,244,478
Liabilities
Futures Contracts(2)	$(103,875)	$(103,875)	$—	$—
Total	$(103,875)	$(103,875)	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

96

The Hartford International Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Austria - 2.1%
62,939	Erste Group Bank AG	$8,182,630
	Brazil - 1.8%
3,279	MercadoLibre, Inc.*	7,042,603
	Canada - 1.6%
48,530	Shopify, Inc. Class A*	6,368,592
	China - 5.9%
44,999	Alibaba Group Holding Ltd. ADR	7,630,030
204,792	Tencent Holdings Ltd.	15,740,682
		23,370,712
	Denmark - 2.2%
31,218	DSV AS	8,778,030
	Finland - 1.0%
628,986	Nokia OYJ	4,043,962
	France - 7.2%
142,899	Accor SA	7,771,007
36,295	Airbus SE	8,309,730
20,046	EssilorLuxottica SA	6,127,979
2,758	Hermes International SCA	6,635,742
		28,844,458
	Germany - 6.5%
183,347	Infineon Technologies AG	8,962,458
4,172	Rheinmetall AG	8,839,826
40,606	SAP SE	8,111,794
		25,914,078
	Hong Kong - 2.2%
525,244	Prudential PLC	8,627,262
	India - 2.8%
146,397	Larsen & Toubro Ltd. GDR(1)	6,238,988
84,397	Reliance Industries Ltd. GDR(2)	5,122,898
		11,361,886
	Italy - 1.9%
107,530	Ryanair Holdings PLC ADR	7,591,618
	Japan - 13.5%
68,811	Advantest Corp.	11,380,409
296,296	Hitachi Ltd.	10,281,503
15,362	Keyence Corp.	5,635,709
87,657	Nintendo Co. Ltd.	5,428,204
724,958	Resona Holdings, Inc.	8,453,102
209,032	SoftBank Group Corp.	5,708,118
319,645	Sony Group Corp.	7,047,503
		53,934,548
	Netherlands - 9.5%
4,127	Adyen NV*(2)	6,119,696
8,749	Argenx SE*	7,357,652
12,999	ASML Holding NV	18,639,334
229,185	Universal Music Group NV	5,619,052
		37,735,734
	Singapore - 1.4%
1,324,192	Grab Holdings Ltd. Class A*	5,694,026
	South Korea - 4.0%
25,553	SK Hynix, Inc.	15,954,706
	Spain - 1.9%
116,755	Industria de Diseno Textil SA	7,597,259
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Sweden - 1.8%
340,229	Atlas Copco AB Class A		$7,016,266
	Switzerland - 7.0%
41,444	Galderma Group AG*		7,725,118
8,949	Lonza Group AG		6,080,398
4,592	Partners Group Holding AG		6,261,394
166,185	UBS Group AG*		7,863,106
			27,930,016
	Taiwan - 9.4%
678,998	Taiwan Semiconductor Manufacturing Co. Ltd.		37,545,808
	United Kingdom - 7.5%
62,444	AstraZeneca PLC		11,634,199
170,155	Klarna Group PLC*		3,925,476
470,145	Rolls-Royce Holdings PLC		7,859,402
494,248	Wise PLC Class A*		6,374,680
			29,793,757
	United States - 5.8%
28,498	Flutter Entertainment PLC*(3)		4,691,602
45,395	Schneider Electric SE		13,014,830
10,684	Spotify Technology SA*		5,345,739
			23,052,171
	Total Common Stocks (cost $226,596,459)		$386,380,122
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.6%
$ 2,460,446
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$2,461,196; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $2,509,705
			$2,460,446
	Securities Lending Collateral - 1.1%
4,166,197	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)		4,166,197
	Total Short-Term Investments (cost $6,626,643)		$6,626,643
	Total Investments (cost $233,223,102)	98.7%	$393,006,765
	Other Assets and Liabilities	1.3%	5,058,267
	Net Assets	100.0%	$398,065,032
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

97

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of this security was $6,238,988, representing 1.6% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$11,242,594, representing 2.8% of net assets.

(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$386,380,122	$48,720,982	$337,659,140	$—
Short-Term Investments	6,626,643	4,166,197	2,460,446	—
Total	$393,006,765	$52,887,179	$340,119,586	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

98

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Belgium - 1.2%
351,353	KBC Group NV	$49,511,088
	Brazil - 1.6%
1,359,596	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,483,235
13,448	MercadoLibre, Inc.*	28,883,480
		65,366,715
	Canada - 5.5%
2,098,542	Cenovus Energy, Inc.	41,411,393
533,433	RB Global, Inc.(1)	60,549,631
468,122	Royal Bank of Canada	77,944,126
355,141	Shopify, Inc. Class A*	46,600,112
		226,505,262
	Chile - 0.9%
1,559,658	Lundin Mining Corp.	39,345,098
	China - 6.2%
5,131,487	ENN Energy Holdings Ltd.	44,175,640
2,456,038	Full Truck Alliance Co. Ltd. ADR	24,314,776
2,097,201	KE Holdings, Inc. ADR	39,259,603
1,475,221	Tencent Holdings Ltd.	113,388,142
563,950	Trip.com Group Ltd.	34,612,777
		255,750,938
	France - 7.6%
825,188	Accor SA	44,874,641
224,812	Airbus SE	51,470,646
523,968	Cie de Saint-Gobain SA	51,718,500
837,291	Klepierre SA REIT	32,255,277
3,367,513	Orange SA	62,602,121
840,217	Societe Generale SA	73,627,741
		316,548,926
	Germany - 11.9%
228,474	adidas AG	40,509,246
151,227	Allianz SE	66,588,516
1,440,113	Deutsche Telekom AG	48,327,677
2,868,248	E.ON SE	60,835,064
724,689	Infineon Technologies AG	35,424,601
22,287	Rheinmetall AG	47,222,726
287,394	SAP SE	57,412,231
240,601	Siemens AG	72,740,928
370,416	Siemens Energy AG*	63,111,485
		492,172,474
	Hong Kong - 2.7%
6,151,685	AIA Group Ltd.	70,974,901
764,881	Hong Kong Exchanges & Clearing Ltd.	42,168,711
		113,143,612
	India - 2.1%
5,511,821	HDFC Bank Ltd.	55,731,512
2,172,403	Reliance Industries Ltd.	33,009,494
		88,741,006
	Indonesia - 0.9%
83,114,803	Bank Central Asia Tbk. PT	36,724,229
	Israel - 1.1%
1,323,884	Teva Pharmaceutical Industries Ltd. ADR*	45,117,967
	Italy - 4.0%
88,773	Ferrari NV	29,609,861
499,025	Ryanair Holdings PLC ADR	35,231,165
12,009,916	Saipem SpA(1)	44,355,685
669,653	UniCredit SpA	58,357,598
		167,554,309
	Japan - 13.3%
637,800	Chugai Pharmaceutical Co. Ltd.	36,431,573
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 13.3% - (continued)
241,600	Daikin Industries Ltd.	$28,951,019
96,700	Fast Retailing Co. Ltd.	36,894,224
140,700	Hikari Tsushin, Inc.	38,858,699
3,806,050	ITOCHU Corp.	48,727,230
2,807,300	Kansai Electric Power Co., Inc.	44,790,269
113,994	Keyence Corp.	41,819,880
4,759,421	Mitsubishi UFJ Financial Group, Inc.	86,194,800
4,143,544	Mitsui Fudosan Co. Ltd.	47,513,612
609,300	Nomura Research Institute Ltd.	18,535,140
5,506,400	Rakuten Group, Inc.*	33,014,781
432,500	SoftBank Group Corp.	11,810,445
1,836,500	Sony Group Corp.	40,490,981
1,166,900	Sumitomo Mitsui Trust Group, Inc.	38,973,044
		553,005,697
	Mexico - 1.0%
3,438,782	Cemex SAB de CV ADR	42,915,999
	Netherlands - 3.0%
85,651	ASML Holding NV(1)	122,815,415
	Singapore - 1.6%
213,818	Sea Ltd. ADR*	24,907,659
11,541,300	Singapore Telecommunications Ltd.	41,648,978
		66,556,637
	South Africa - 1.6%
1,394,548	Anglo American PLC	64,662,125
	South Korea - 5.1%
2,389,229	KT Corp. ADR	49,982,671
655,266	Shinhan Financial Group Co. Ltd.	38,296,186
195,992	SK Hynix, Inc.	122,372,903
		210,651,760
	Spain - 0.6%
385,032	Amadeus IT Group SA	25,815,101
	Switzerland - 3.4%
206,467	Cie Financiere Richemont SA Class A	40,077,213
176,825	Galderma Group AG*	32,959,993
1,483,247	UBS Group AG*	70,180,393
		143,217,599
	Taiwan - 6.0%
2,785,000	Quanta Computer, Inc.	24,516,818
4,064,440	Taiwan Semiconductor Manufacturing Co. Ltd.	224,746,881
		249,263,699
	United Kingdom - 12.8%
408,775	AstraZeneca PLC	76,160,555
1,565,996	BAE Systems PLC	42,511,998
4,983,106	Barratt Redrow PLC	26,533,701
1,030,137	British American Tobacco PLC	62,234,295
1,519,124	Imperial Brands PLC	63,982,138
37,404,086	Lloyds Banking Group PLC	55,851,934
318,078	London Stock Exchange Group PLC	35,479,077
527,959	Reckitt Benckiser Group PLC	44,010,611
2,149,680	Standard Chartered PLC	55,002,639
1,023,118	Unilever PLC	69,602,087
		531,369,035
	United States - 5.0%
713,750	GFL Environmental, Inc.	30,655,563
2,066,414	GSK PLC	53,440,896
8,137,238	Haleon PLC	42,556,935
2,088,125	Shell PLC	80,449,935
		207,103,329
	Total Common Stocks (cost $2,735,267,884)	$4,113,858,020

99

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,735,267,884)		$4,113,858,020
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
$ 4,872,025
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $4,873,511; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$4,969,478
			$4,872,025
	Securities Lending Collateral - 0.1%
5,409,866	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)		5,409,866
	Total Short-Term Investments (cost $10,281,891)		$10,281,891
	Total Investments (cost $2,745,549,775)	99.3%	$4,124,139,911
	Other Assets and Liabilities	0.7%	28,474,214
	Net Assets	100.0%	$4,152,614,125
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,113,858,020	$667,613,089	$3,446,244,931	$—
Warrants	—	—	—	—
Short-Term Investments	10,281,891	5,409,866	4,872,025	—
Total	$4,124,139,911	$673,022,955	$3,451,116,956	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

100

The Hartford International Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5%
	Austria - 1.4%
976,146	ams-OSRAM AG*	$10,156,552
930,327	Erste Group Bank AG	120,950,791
3,899,002	Mondi PLC	45,564,572
220,513	Zumtobel Group AG	935,758
		177,607,673
	Belgium - 0.8%
1,217,890	Ageas SA	86,507,174
1,953,037	Proximus SADP(1)	17,819,268
		104,326,442
	Brazil - 3.7%
28,003,255	Ambev SA	79,017,308
35,549,198	Banco Bradesco SA ADR	143,974,252
18,343,101	Lojas Renner SA	52,037,907
5,144,869	M Dias Branco SA	24,273,830
29,610,844	Natura Cosmeticos SA*	49,344,373
11,065,486	Telefonica Brasil SA*	78,595,386
11,430,416	Ultrapar Participacoes SA	55,124,024
		482,367,080
	Canada - 1.2%
1,502,209	Barrick Mining Corp.	68,664,847
1,060,407	Nutrien Ltd.(1)	73,051,438
896,257	Spin Master Corp.(2)	12,249,361
		153,965,646
	Chile - 0.3%
1,756,965	Cia Cervecerias Unidas SA ADR(1)	25,774,677
513,599	Embotelladora Andina SA Class B, ADR	16,137,280
		41,911,957
	China - 2.1%
1,049,152	Alibaba Group Holding Ltd.	22,319,212
5,056,999	Baidu, Inc. Class A*	96,930,273
23,342,233	China BlueChemical Ltd. Class H	8,115,607
22,941,384	China Mengniu Dairy Co. Ltd.	47,910,291
141,364,150	China Reinsurance Group Corp. Class H	31,858,877
2,896,143	JD.com, Inc. Class A	41,300,830
36,826,789	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	23,579,073
		272,014,163
	Finland - 1.1%
17,236,629	Nokia OYJ	111,019,551
5,362,493	Outokumpu OYJ	30,107,975
		141,127,526
	France - 12.6%
257,906	Alten SA	25,282,754
845,175	Arkema SA	50,898,164
2,202,391	AXA SA	100,427,010
2,561,165	Ayvens SA(2)	37,131,314
1,854,400	BNP Paribas SA	200,520,755
4,495,743	Carrefour SA	73,636,537
862,621	Cie de Saint-Gobain SA	85,145,399
6,178,396	Engie SA	184,464,704
369,897	Imerys SA	11,533,720
433,118	IPSOS SA	18,374,453
842,902	Metropole Television SA	12,074,059
8,332,434	Orange SA	154,900,082
369,835	Quadient SA(1)	6,998,773
1,147,092	Renault SA	43,290,523
290,733	SEB SA	16,399,796
3,220,688	Societe Generale SA	282,227,069
561,798	Sodexo SA	28,703,155
1,903,029	Television Francaise 1 SA	18,393,378
3,164,763	TotalEnergies SE	230,169,056
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	France - 12.6% - (continued)
2,581,615	Valeo SE	$36,055,837
191,022	Vicat SACA	17,700,176
		1,634,326,714
	Germany - 4.3%
603,092	Aumovio SE*	28,938,887
2,084,237	BASF SE	112,994,727
543,190	Brenntag SE	33,047,494
626,635	Continental AG	49,309,428
2,065,208	Daimler Truck Holding AG	99,995,169
601,644	Duerr AG	16,035,875
3,154,616	Evonik Industries AG	48,864,721
1,711,359	Fresenius SE & Co. KGaA	95,729,562
657,100	Mercedes-Benz Group AG	44,908,979
390,352	Wacker Chemie AG	31,701,484
		561,526,326
	Hong Kong - 2.9%
3,325,106	ASMPT Ltd.	44,343,537
10,811,723	CK Asset Holdings Ltd.	63,336,571
2,924,512	Dah Sing Financial Holdings Ltd.	14,142,136
7,579,360	PAX Global Technology Ltd.	4,783,124
10,968,062	Prudential PLC	180,153,120
30,517,049	WH Group Ltd.(2)	36,013,032
14,305,569	Yue Yuen Industrial Holdings Ltd.(1)	31,905,649
		374,677,169
	India - 0.3%
23,365,010	Canara Bank	37,500,769
	Indonesia - 0.7%
204,623,729	Bank Negara Indonesia Persero Tbk. PT	54,922,011
41,661,548	Indofood CBP Sukses Makmur Tbk. PT	19,769,634
48,406,657	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,345,351
79,043,446	Semen Indonesia Persero Tbk. PT	11,589,251
		89,626,247
	Ireland - 2.0%
11,210,193	AIB Group PLC	125,309,003
6,417,064	Bank of Ireland Group PLC	130,378,390
		255,687,393
	Italy - 4.2%
7,708,792	BPER Banca SpA	108,566,230
1,443,338	Brembo NV	17,362,398
6,360,657	Eni SpA	130,006,148
3,281,252	UniCredit SpA	285,948,070
		541,882,846
	Japan - 19.9%
840,920	Aica Kogyo Co. Ltd.	19,087,673
1,684,706	Alfresa Holdings Corp.	27,131,975
542,860	Alps Alpine Co. Ltd.	7,110,323
2,541,060	Amada Co. Ltd.	32,552,629
928,600	and ST HD Co. Ltd.(1)	16,711,632
1,418,208	ASKUL Corp.	12,526,348
983,070	Avex, Inc.	7,608,351
442,790	BML, Inc.	11,205,627
8,036,409	Chiba Bank Ltd.	108,802,650
771,719	Cosel Co. Ltd.	5,820,019
3,305,896	Dai-ichi Life Holdings, Inc.	29,072,521
2,612,880	Dentsu Group, Inc.(1)	50,720,007
1,063,540	Dip Corp.(1)	14,115,791
654,310	Dowa Holdings Co. Ltd.	38,753,468
1,700,791	Eisai Co. Ltd.	47,417,091
2,630,540	Hakuhodo DY Holdings, Inc.	19,655,330

101

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Japan - 19.9% - (continued)
4,179,052	Hino Motors Ltd.*	$11,248,797
9,938,672	Honda Motor Co. Ltd.	99,958,514
271,121	Horiba Ltd.	32,156,469
695,794	Isuzu Motors Ltd.	11,209,105
1,677,082	Japan Airlines Co. Ltd.	31,688,811
3,052,280	Japan Post Insurance Co. Ltd.	94,535,394
2,681,857	JGC Holdings Corp.	37,583,718
916,059	KH Neochem Co. Ltd.	15,067,897
155,540	Kissei Pharmaceutical Co. Ltd.	4,632,768
4,515,620	Koito Manufacturing Co. Ltd.	70,692,960
6,389,025	Kubota Corp.	97,890,464
2,699,987	Maruichi Steel Tube Ltd.	26,753,820
862,677	Maxell Ltd.	12,410,465
176,930	Miraial Co. Ltd.(1)	1,462,101
3,924,137	Mitsubishi Estate Co. Ltd.	100,010,218
2,669,141	Mitsubishi Gas Chemical Co., Inc.	52,949,605
507,160	Nachi-Fujikoshi Corp.	16,055,330
171,556	Neturen Co. Ltd.	1,466,121
1,442,610	Nichicon Corp.	15,787,530
2,072,890	Nikon Corp.(1)	26,090,778
1,668,818	Nippon Shokubai Co. Ltd.	24,035,614
1,361,501	Nippon Television Holdings, Inc.	32,722,074
14,774,749	Nissan Motor Co. Ltd.*(1)	36,011,439
931,770	OKUMA Corp.	23,125,414
1,264,832	Optorun Co. Ltd.	16,692,220
1,601,720	OSG Corp.(1)	27,047,677
26,036,477	Persol Holdings Co. Ltd.	45,600,763
10,872,042	Resona Holdings, Inc.	126,769,377
1,664,710	Rinnai Corp.	43,724,268
5,047,181	Rohm Co. Ltd.	88,384,964
1,733,329	Sega Sammy Holdings, Inc.	27,187,129
825,740	Seria Co. Ltd.	19,620,165
350,318	Shiga Bank Ltd.	17,916,319
900,690	Ship Healthcare Holdings, Inc.	14,846,852
1,952,804	Stanley Electric Co. Ltd.	38,470,633
2,979,948	Subaru Corp.	63,973,993
1,152,408	Sumitomo Heavy Industries Ltd.	35,879,783
3,975,195	Sumitomo Mitsui Trust Group, Inc.	132,766,688
1,515,827	Sumitomo Rubber Industries Ltd.	24,429,300
5,567,527	T&D Holdings, Inc.	137,512,244
731,709	Tachi-S Co. Ltd.	9,974,184
1,797,140	Tadano Ltd.	13,281,649
778,161	Taiheiyo Cement Corp.	21,383,361
1,942,392	Takeda Pharmaceutical Co. Ltd.	66,118,449
1,144,430	THK Co. Ltd.	34,192,474
3,231,495	Tochigi Bank Ltd.	17,530,076
884,717	Tokai Rika Co. Ltd.	17,931,949
1,868,190	Toyota Boshoku Corp.	31,370,508
441,020	Transcosmos, Inc.	10,755,283
1,434,245	TS Tech Co. Ltd.	17,619,855
778,980	Tsubakimoto Chain Co.	11,949,445
2,508,465	Tsuruha Holdings, Inc.(1)	39,971,798
1,179,267	TV Asahi Holdings Corp.	27,272,998
972,047	Ushio, Inc.	17,474,130
844,035	Xebio Holdings Co. Ltd.	5,877,718
3,264,860	Yamato Holdings Co. Ltd.	42,687,135
		2,570,050,228
	Luxembourg - 0.2%
238,296	Aperam SA(1)	10,253,498
419,866	RTL Group SA	18,306,075
		28,559,573
	Mexico - 1.3%
81,171,801	America Movil SAB de CV Series B	83,652,102
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Mexico - 1.3% - (continued)
19,553,528	Genomma Lab Internacional SAB de CV Class B(1)	$18,730,033
18,160,795	Kimberly-Clark de Mexico SAB de CV Class A(1)	40,226,847
7,376,272	Megacable Holdings SAB de CV	25,814,419
		168,423,401
	Netherlands - 5.7%
4,403,268	ABN AMRO Bank NV(2)	162,230,675
446,914	Fugro NV	6,175,733
1,203,997	Havas NV*	24,876,960
1,149,982	Heineken NV	94,930,544
5,401,752	ING Groep NV	159,302,506
4,371,068	Koninklijke Philips NV	125,518,748
1,516,853	NN Group NV	120,236,685
1,270,820	Randstad NV	45,478,232
		738,750,083
	Norway - 0.1%
1,386,606	Norsk Hydro ASA	12,310,119
	Pakistan - 0.1%
318,186	VEON Ltd. ADR*	17,385,683
	Philippines - 0.3%
17,039,998	BDO Unibank, Inc.	39,054,580
5,145,219	Security Bank Corp.	5,684,335
		44,738,915
	Poland - 0.2%
8,023,922	Orange Polska SA	25,943,126
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 2.1%
1,464,562	Anglo American PLC	67,908,520
832,881	Astral Foods Ltd.	14,153,908
8,662,148	MTN Group Ltd.	96,189,465
19,909,504	Netcare Ltd.(1)	19,103,757
73,966,042	Old Mutual Ltd.	70,987,620
		268,343,270
	South Korea - 4.3%
285,771	Coway Co. Ltd.*	16,534,754
787,327	Hankook Tire & Technology Co. Ltd.	34,822,532
229,911	Hyundai Mobis Co. Ltd.	71,837,249
1,690,024	iM Financial Group Co. Ltd.	18,172,152
809,930	KB Financial Group, Inc.	75,808,787
1,524,064	KT Corp.	60,297,466
336,151	KT Corp. ADR	7,032,279
212,084	LG Electronics, Inc.	14,541,268
2,417,063	Shinhan Financial Group Co. Ltd.	141,262,164
2,179,245	SK Telecom Co. Ltd.	109,825,148
810,594	Tongyang Life Insurance Co. Ltd.*	3,869,189
		554,002,988
	Spain - 0.3%
1,557,180	Almirall SA	23,309,984
2,695,836	Prosegur Cia de Seguridad SA	8,974,016
		32,284,000

102

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Sweden - 1.5%
1,630,204	Embracer Group AB*(1)	$8,929,454
3,218,184	SKF AB Class B	84,144,874
9,108,080	Telefonaktiebolaget LM Ericsson Class B	98,641,990
		191,716,318
	Switzerland - 2.1%
1,474,467	Adecco Group AG(1)	43,329,268
326,041	Swatch Group AG Class BR(1)	76,925,316
3,125,510	UBS Group AG*	147,884,687
		268,139,271
	Taiwan - 0.1%
4,153,601	Tong Hsing Electronic Industries Ltd.	18,397,023
	Thailand - 0.9%
19,285,751	Kasikornbank PCL	115,184,317
700,618	Kasikornbank PCL NVDR	4,184,447
		119,368,764
	Turkey - 0.2%
6,053,598	Coca-Cola Icecek AS	10,034,736
7,004,386	Ulker Biskuvi Sanayi AS	21,854,386
		31,889,122
	Ukraine - 0.1%
8,654,383	Ferrexpo PLC*	9,000,093
	United Kingdom - 11.6%
819,532	Bodycote PLC	8,360,088
4,834,389	British American Tobacco PLC	292,062,891
8,475,770	British Land Co. PLC REIT	48,345,177
37,476,016	BT Group PLC	98,506,467
3,092,231	Burberry Group PLC*	46,720,281
9,044,300	CK Hutchison Holdings Ltd.	72,926,905
4,366,796	Crest Nicholson Holdings PLC	9,100,392
1,022,609	DCC PLC	64,822,568
945,125	Derwent London PLC REIT	25,033,177
12,468,286	easyJet PLC	81,579,651
13,499,226	Hays PLC	8,778,181
2,079,338	Hikma Pharmaceuticals PLC	43,616,960
7,852,747	J Sainsbury PLC	34,408,478
14,158,613	Kingfisher PLC	65,248,436
6,198,285	Land Securities Group PLC REIT	55,322,395
3,742,794	Pagegroup PLC	10,576,057
1,521,695	Reckitt Benckiser Group PLC	126,848,346
10,344,329	Standard Chartered PLC	264,674,462
2,092,436	SThree PLC	5,487,052
6,250,511	Tate & Lyle PLC	32,337,985
2,593,200	Travis Perkins PLC	22,197,853
4,835,083	UNITE Group PLC REIT	37,604,293
2,267,409	Vanquis Banking Group PLC*	3,692,106
9,657,961	WPP PLC	40,063,371
		1,498,313,572
	United States - 6.9%
26,550,053	BP PLC	168,342,108
9,922,710	GSK PLC	256,617,750
2,011,286	Sanofi SA	189,711,818
7,194,885	Shell PLC	276,567,756
		891,239,432
	Total Common Stocks (cost $9,020,978,973)	$12,357,402,932
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.8%
	Brazil - 0.3%
5,524,100	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(4)		$18,904,383
55,496,300	Raizen SA (Preference Shares)*(4)		10,861,468
			29,765,851
	Germany - 1.5%
338,429	FUCHS SE (Preference Shares)(4)		14,629,225
810,689	Henkel AG & Co. KGaA (Preference Shares)(4)		71,220,569
917,532	Volkswagen AG (Preference Shares)(4)		111,301,237
			197,151,031
	Total Preferred Stocks (cost $218,942,005)		$226,916,882
	Total Long-Term Investments (cost $9,239,920,978)		$12,584,319,814
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.5%
$ 67,961,818
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at
3.66%, due on 02/02/2026 with a
maturity value of $67,982,546;
collateralized by U.S. Treasury Note at
3.75%, maturing 06/30/2027, with a
market value of $69,321,250
			$67,961,818
	Securities Lending Collateral - 0.6%
77,188,870	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)		77,188,870
	Total Short-Term Investments (cost $145,150,688)		$145,150,688
	Total Investments (cost $9,385,071,666)	98.4%	$12,729,470,502
	Other Assets and Liabilities	1.6%	210,707,933
	Net Assets	100.0%	$12,940,178,435
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.

103

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$247,624,382, representing 1.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	924	03/20/2026	$140,300,160	$1,770,158
Total futures contracts				$1,770,158
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$12,357,402,932	$1,061,939,396	$11,295,463,536	$—
Preferred Stocks	226,916,882	29,765,851	197,151,031	—
Short-Term Investments	145,150,688	77,188,870	67,961,818	—
Futures Contracts(2)	1,770,158	1,770,158	—	—
Total	$12,731,240,660	$1,170,664,275	$11,560,576,385	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

104

Hartford Low Duration High Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 48.0%
	Asset-Backed - Automobile - 1.2%
$ 1,000,000	Merchants Fleet Funding LLC 8.48%, 01/20/2039(1)	$1,005,788
750,000	SBNA Auto Receivables Trust 6.74%, 10/15/2031(1)	755,627
		1,761,415
	Asset-Backed - Home Equity - 0.2%
340,000	Point Securitization Trust 7.50%, 06/25/2055(1)	342,982
	Commercial Mortgage-Backed Securities - 8.2%
1,000,000	280 Park Avenue Mortgage Trust 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	991,255
120,000	ALA Trust 6.77%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	120,647
70,000	ARZ Trust 7.49%, 06/11/2039(1)	72,258
1,557,015	Bank5 Trust 0.74%, 05/15/2057(1)(2)(3)	34,803
750,000	BFLD Trust 6.68%, 06/15/2042, 1 mo. USD Term SOFR + 3.00%(1)(2)	751,432
100,000	BOCA Commercial Mortgage Trust 6.18%, 12/15/2042, 1 mo. USD Term SOFR + 2.50%(1)(2)	100,625
640,000	BSTN Commercial Mortgage Trust 6.37%, 04/13/2041(1)(2)	654,026
787,500	BX Commercial Mortgage Trust 6.37%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	788,730
	BX Trust
665,000	6.52%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	667,702
713,696	6.62%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	711,020
725,000	6.68%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	724,094
613,029	7.37%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	614,939
465,000	7.62%, 06/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	463,435
775,000	ELM Trust 8.05%, 06/10/2039(1)(2)	777,573
115,000	Extended Stay America Trust 7.42%, 02/15/2043, 1 mo. USD Term SOFR + 3.75%(1)(2)	116,150
673,150	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	649,589
100,000	ROCK Trust 8.82%, 11/13/2041(1)	106,308
750,000	SWCH Commercial Mortgage Trust 7.92%, 02/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	741,845
	WCORE Commercial Mortgage Trust
740,000	6.62%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	745,087
740,000	7.62%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	743,084
	Wells Fargo Commercial Mortgage Trust
500,000	7.83%, 07/15/2035(1)(2)	502,219
750,000	8.47%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	753,837
		11,830,658
	Other Asset-Backed Securities - 31.1%
232,928	AASET Trust 6.58%, 02/16/2050(1)	236,432
1,000,000	AGL CLO 26 Ltd. 5.57%, 10/21/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,005,312
250,000	AGL CLO 33 Ltd. 9.17%, 07/21/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	245,426
750,000	AGL CLO 39 Ltd. 8.17%, 04/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	751,428
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 48.0% - (continued)
	Other Asset-Backed Securities - 31.1% - (continued)
$ 1,500,000	Alinea CLO Ltd. 9.62%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	$1,485,924
900,000	AMSR Trust 3.66%, 06/17/2042(1)	807,312
250,000	Apidos CLO XLVIII Ltd. 5.72%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	250,434
1,500,000	Apidos CLO XVIII-R 5.57%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,503,207
1,000,000	Apidos CLO XXVIII Ltd. 5.52%, 10/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,003,516
830,000	Barings CLO Ltd. 8.67%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	837,194
725,000	Beechwood Park CLO Ltd. 10.20%, 01/17/2035, 3 mo. USD Term SOFR + 6.30%(1)(2)	726,219
	Carlyle U.S. CLO Ltd.
500,000	9.67%, 01/25/2035, 3 mo. USD Term SOFR + 6.00%(1)(2)	499,745
750,000	11.23%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	758,413
	Castlelake Aircraft Structured Trust
544,039	5.10%, 04/15/2039(1)	519,557
637,895	7.75%, 02/15/2050(1)	641,753
	CF Hippolyta Issuer LLC
929,051	1.53%, 03/15/2061(1)	755,901
1,036,692	1.98%, 03/15/2061(1)	623,919
	CIFC Funding Ltd.
750,000	8.33%, 01/21/2037, 3 mo. USD Term SOFR + 4.65%(1)(2)	751,042
250,000	8.39%, 01/17/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	252,250
1,550,000	8.52%, 01/17/2038, 3 mo. USD Term SOFR + 4.85%(1)(2)	1,556,324
250,000	8.92%, 01/18/2038, 3 mo. USD Term SOFR + 5.25%(1)(2)	250,786
1,000,000	10.03%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	996,674
750,000	CTM CLO Ltd. 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	753,083
1,000,000	Dryden 60 CLO Ltd. 9.53%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	988,510
1,000,000	Dryden 64 CLO Ltd. 9.53%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	907,931
450,000	Dryden 72 CLO Ltd. 5.85%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,207
750,000	Elmwood CLO 37 Ltd. 8.42%, 01/17/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	752,365
800,000	Elmwood CLO 44 Ltd. 6.56%, 10/20/2038, 3 mo. USD Term SOFR + 2.60%(1)(2)	805,799
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.17%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	1,005,696
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	728,766
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	776,571
1,000,000	KKR CLO 34 Ltd. 10.78%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	972,974
581,375	LCM XXV Ltd. 7.38%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	581,400
1,000,000	Madison Park Funding XLV Ltd. 9.92%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	987,246
1,000,000	Magnetite XXVI Ltd. 5.42%, 01/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,000,655

105

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 48.0% - (continued)
	Other Asset-Backed Securities - 31.1% - (continued)
$ 750,000	Magnetite XXXI Ltd. 8.17%, 07/15/2034, 3 mo. USD Term SOFR + 4.50%(1)(2)	$750,113
750,000	Neuberger Berman CLO XVI-S Ltd. 8.57%, 04/15/2039, 3 mo. USD Term SOFR + 4.90%(1)(2)	738,678
750,000	Neuberger Berman CLO XX Ltd. 8.42%, 04/15/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	749,523
1,250,000	Neuberger Berman Loan Advisers CLO 43 Ltd. 8.27%, 07/17/2036, 3 mo. USD Term SOFR + 4.60%(1)(2)	1,224,580
1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	633,642
655,000	Obra CLO 2 Ltd. 5.21%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	658,811
	OCP CLO Ltd.
775,000	5.77%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	777,802
750,000	8.37%, 01/20/2038, 3 mo. USD Term SOFR + 4.70%(1)(2)	752,488
1,180,000	Octagon Investment Partners 29 Ltd. 5.92%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,184,493
	Palmer Square CLO Ltd.
1,500,000	8.42%, 04/20/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,470,687
875,000	10.61%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	872,793
1,000,000	10.63%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	986,686
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	565,301
1,000,000	SCF Equipment Leasing LLC 6.75%, 11/20/2035(1)	1,040,526
178,541	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	182,550
1,000,000	Southwick Park CLO LLC 9.92%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	988,775
	Stream Innovations Issuer Trust
737,927	8.40%, 09/15/2045(1)	752,007
734,437	9.05%, 02/15/2045(1)	772,027
1,300,000	Symphony CLO XXII Ltd. 10.18%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,291,883
500,000	Thayer Park CLO Ltd. 10.18%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	493,301
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	677,487
400,000	Voya CLO Ltd. 6.62%, 07/16/2034, 3 mo. USD Term SOFR + 2.95%(1)(2)	400,234
		45,134,358
	Whole Loan Collateral CMO - 7.3%
	Chase Home Lending Mortgage Trust
123,779	3.25%, 09/25/2064(1)(2)	110,541
1,144,866	6.39%, 12/25/2055(1)(2)	985,872
	Federal National Mortgage Association Connecticut Avenue Securities Trust
95,000	5.40%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	94,704
260,000	6.20%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	266,235
995,491	6.70%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	1,012,056
700,000	8.20%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	722,750
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 48.0% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 500,000	8.45%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	$535,405
670,000	9.30%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	712,297
820,000	9.70%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	845,691
1,000,000	13.20%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,084,612
725,000	GCAT Trust 7.02%, 11/25/2070(1)(2)	729,609
477,023	HTAP Issuer Trust 6.50%, 11/25/2042(1)	480,740
	Verus Securitization Trust
1,000,000	8.07%, 12/25/2068(1)(2)	1,015,049
1,000,000	8.09%, 03/25/2069(1)(2)	1,016,768
1,000,000	8.16%, 11/25/2068(1)(2)	1,012,722
		10,625,051
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $69,836,568)	$69,694,464
CORPORATE BONDS - 23.1%
	Aerospace & Defense - 0.2%
225,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	$232,879
	Airlines - 0.2%
275,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	277,079
	Apparel - 0.3%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	453,141
	Auto Parts & Equipment - 0.3%
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029(4)	455,389
	Commercial Banks - 2.4%
450,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(5)	454,501
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(2)	518,143
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(2)	882,562
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	519,979
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(2)	524,065
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(2)	525,916
		3,425,166
	Commercial Services - 0.3%
485,000	United Rentals North America, Inc. 3.75%, 01/15/2032	453,217
	Construction Materials - 0.5%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	231,089
450,000	Standard Building Solutions, Inc. 6.25%, 08/01/2033(1)	459,971
		691,060

106

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.1% - (continued)
	Distribution/Wholesale - 0.2%
$ 280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	$295,047
	Diversified Financial Services - 1.1%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	888,634
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	456,885
205,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	205,165
		1,550,684
	Electronics - 0.3%
375,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	368,973
	Engineering & Construction - 0.3%
460,000	TopBuild Corp. 3.63%, 03/15/2029(1)	445,505
	Entertainment - 2.4%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	254,570
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(4)	462,108
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	444,294
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(4)	464,016
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	458,029
375,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030(1)	380,684
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	533,525
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	473,755
		3,470,981
	Environmental Control - 0.3%
450,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	450,457
	Healthcare - Products - 0.3%
455,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	448,683
	Healthcare - Services - 0.3%
450,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	467,528
	Home Builders - 0.3%
500,000	KB Home 4.00%, 06/15/2031(4)	472,017
	Insurance - 0.3%
450,000	Hanover Insurance Group, Inc. 5.50%, 09/01/2035	455,529
	IT Services - 0.6%
425,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(6)	447,875
450,000	CACI International, Inc. 6.38%, 06/15/2033(1)	466,891
		914,766
	Leisure Time - 0.5%
450,000	Carnival Corp. 5.13%, 05/01/2029(1)	455,274
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	346,636
		801,910
	Lodging - 1.5%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	418,565
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	925,786
345,000	5.90%, 06/01/2027	351,333
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	497,461
		2,193,145
	Machinery-Diversified - 0.3%
460,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	447,671
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.1% - (continued)
	Media - 0.9%
$ 450,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	$448,400
475,000	Paramount Global 7.88%, 07/30/2030	510,573
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	383,128
		1,342,101
	Mining - 0.7%
755,000	Constellium SE 6.38%, 08/15/2032(1)	780,777
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	310,344
		1,091,121
	Miscellaneous Manufacturing - 0.1%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	221,047
	Oil & Gas - 1.3%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	532,692
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	449,571
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	451,512
410,000	Sunoco LP 7.00%, 05/01/2029(1)	426,331
		1,860,106
	Packaging & Containers - 0.3%
465,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)(4)	439,195
	Pipelines - 1.3%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	441,844
435,000	Energy Transfer LP 5.70%, 04/01/2035(4)	450,440
	Rockies Express Pipeline LLC
500,000	4.80%, 05/15/2030(1)	492,709
450,000	6.75%, 03/15/2033(1)	474,655
		1,859,648
	Real Estate Investment Trusts - 1.9%
500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029(4)	475,871
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	460,059
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	531,163
240,000	VICI Properties LP 5.75%, 04/01/2034	247,634
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	646,291
450,000	XHR LP 6.63%, 05/15/2030(1)	464,738
		2,825,756
	Retail - 1.6%
450,000	Asbury Automotive Group, Inc. 5.00%, 02/15/2032(1)	437,311
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	372,259
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)(4)	443,423
475,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	457,218
425,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	437,954
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	114,618
		2,262,783
	Semiconductors - 0.3%
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)(4)	387,536
	Software - 0.8%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	619,516
500,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	478,387
		1,097,903

107

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.1% - (continued)
	Telecommunications - 0.7%
$ 450,000	AT&T, Inc. 4.90%, 11/01/2035	$443,052
500,000	Iliad Holding SAS 8.50%, 04/15/2031(1)	535,410
		978,462
	Water - 0.3%
425,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	451,675
	Total Corporate Bonds (cost $32,638,215)	$33,588,160
MUNICIPAL BONDS - 0.2%
	Medical - 0.2%
285,000	Massachusetts Dev Finance Agency, MA, Rev 6.38%, 10/01/2028	$289,207
	Total Municipal Bonds (cost $285,000)	$289,207
SENIOR FLOATING RATE INTERESTS - 11.8%(7)
	Aerospace & Defense - 0.1%
211,246	TransDigm, Inc. 6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$211,106
	Airlines - 0.3%
	American Airlines, Inc.
164,507	5.92%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	164,507
99,250	6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,349
118,500	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	113,390
99,000	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,124
		476,370
	Apparel - 0.2%
233,167	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	232,850
	Auto Parts & Equipment - 0.1%
114,712	Clarios Global LP 6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,748
	First Brands Group LLC
159,495	10.69%, 06/29/2026, 3 mo. USD Term SOFR + 7.00%	699
139,054	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%	371
55,541	13.69%, 06/29/2026, 1 mo. USD Term SOFR + 10.00%(8)	7,498
		123,316
	Biotechnology - 0.1%
100,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	100,321
	Chemicals - 0.2%
99,000	AAP Buyer, Inc. 6.42%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	99,124
192,098	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	191,698
		290,822
	Commercial Services - 1.2%
129,675	Allied Universal Holdco LLC 6.92%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	129,802
207,383	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	207,849
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(7) - (continued)
	Commercial Services - 1.2% - (continued)
$ 119,700	Citrin Cooperman Advisors LLC 6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	$118,832
172,368	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	170,753
159,679	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	153,392
193,441	Fugue Finance BV 6.57%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	191,748
128,055	OMNIA Partners LLC 6.45%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	128,072
197,094	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	193,953
198,284	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	198,284
196,470	WEX, Inc. 5.42%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	196,117
		1,688,802
	Construction Materials - 0.6%
196,015	Emerald Borrower LP 6.07%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	195,700
109,425	Hobbs & Associates LLC 6.42%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	109,471
196,003	Quikrete Holdings, Inc. 5.92%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	196,003
147,137	Tamko Building Products LLC 6.56%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	147,382
296,250	Wilsonart LLC 7.92%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	286,474
		935,030
	Distribution/Wholesale - 0.2%
99,750	Gloves Buyer, Inc. 7.67%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	99,044
174,142	Windsor Holdings III LLC 6.42%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	174,470
		273,514
	Diversified Financial Services - 0.5%
147,511	Aretec Group, Inc. 6.67%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	146,718
147,452	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	147,421
110,000	CFC Bidco 2022 Ltd. 7.16%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	104,500
246,240	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	245,317
120,000	Osaic Holdings, Inc. 6.60%, 07/30/2032, 6 mo. USD Term SOFR + 3.00%	118,936
		762,892
	Electronics - 0.1%
194,305	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	194,354
	Engineering & Construction - 0.2%
104,209	Brown Group Holding LLC 6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	104,144
154,225	Tecta America Corp. 6.42%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	154,445
		258,589
	Entertainment - 1.2%
198,036	Caesars Entertainment, Inc. 5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	196,551
114,425	EOC Borrower LLC 6.42%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	114,339

108

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(7) - (continued)
	Entertainment - 1.2% - (continued)
$ 291,271	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	$283,715
99,500	Herschend Entertainment Co. LLC 6.92%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	99,674
622,583	Maverick Gaming LLC 11.15%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(9)	342,420
293,754	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	274,064
	RunItOneTime LLC
175,456	4.67%, 04/16/2026, 1 mo. USD Term SOFR + 11.50%(8)(9)	174,639
98,405	16.17%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(9)	94,620
118,803	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	118,947
		1,698,969
	Environmental Control - 0.1%
189,093	Filtration Group Corp. 6.42%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	189,212
	Food - 0.1%
99,000	Aspire Bakeries Holdings LLC 6.67%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	99,248
100,000	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	99,781
		199,029
	Food Service - 0.1%
98,752	Golden State Food LLC 7.92%, 12/04/2031, 3 mo. USD Term SOFR + 4.00%	98,839
	Hand/Machine Tools - 0.1%
97,590	Alliance Laundry Systems LLC 5.92%, 08/19/2031, 3 mo. USD Term SOFR + 2.25%	97,534
	Healthcare - Products - 0.3%
244,247	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	245,774
98,454	Insulet Corp. 5.67%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	98,869
29,347	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	29,417
		374,060
	Healthcare - Services - 0.2%
199,500	Aveanna Healthcare LLC 7.42%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	199,139
99,002	Concentra Health Services, Inc. 5.67%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	99,064
		298,203
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
26,979	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(10)	26,727
158,021	7.17%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	156,540
		183,267
	Home Furnishings - 0.1%
135,054	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	135,856
	Insurance - 1.0%
197,617	Acrisure LLC 6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	196,877
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(7) - (continued)
	Insurance - 1.0% - (continued)
$ 99,750	Alera Group, Inc. 6.42%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	$99,376
	Asurion LLC
213,657	8.02%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	213,890
78,505	9.04%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	78,382
209,939	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	209,766
245,641	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	244,528
230,443	Truist Insurance Holdings LLC 6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	229,508
189,696	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	189,459
		1,461,786
	Internet - 0.2%
	MH Sub I LLC
116,999	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	105,801
79,193	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	64,641
155,164	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	96,086
		266,528
	Investment Company Security - 0.1%
104,475	Nvent Electric PLC 6.70%, 01/30/2032, 1 mo. USD Term SOFR + 3.00%	104,258
	IT Services - 0.7%
79,750	Amentum Government Services Holdings LLC 5.67%, 09/29/2031, 1 mo. USD Term SOFR + 2.00%	79,650
158,403	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	155,235
114,138	Kaseya, Inc. 6.67%, 03/20/2032, 1 mo. USD Term SOFR + 3.00%	109,715
100,000	KnowBe4, Inc. 7.42%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	96,000
201,330	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	177,674
127,700	NCR Atleos LLC 6.70%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	125,944
196,152	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	180,889
50,000	Sandisk Corp. 6.67%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	50,063
		975,170
	Leisure Time - 0.1%
195,897	MajorDrive Holdings IV LLC 7.93%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	186,103
	Machinery-Diversified - 0.1%
207,466	Roper Industrial Products Investment Co. LLC 6.47%, 11/23/2029, 3 mo. USD Term SOFR + 2.75%	207,265

109

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(7) - (continued)
	Media - 0.2%
$ 197,510	Century De Buyer LLC 6.67%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	$195,683
100,000	Versant Media Group, Inc. 7.16%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	99,825
		295,508
	Mining - 0.1%
114,502	Arsenal AIC Parent LLC 6.42%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	114,610
	Miscellaneous Manufacturing - 0.1%
108,625	LTI Holdings, Inc. 7.42%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	108,772
	Packaging & Containers - 0.5%
279,973	Berlin Packaging LLC 6.91%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	279,385
165,144	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	164,222
150,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	150,141
127,735	SupplyOne, Inc. 7.17%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	127,823
		721,571
	Pharmaceuticals - 0.1%
98,750	Endo Luxembourg Finance Co. I SARL 7.42%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	98,781
	Pipelines - 0.6%
205,240	Brazos Delaware II LLC 6.17%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	205,154
210,655	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	210,596
173,250	Rockpoint Gas Storage Partners LP 6.17%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	173,385
194,587	Traverse Midstream Partners LLC 6.17%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	194,586
109,725	Whitewater Matterhorn Holdings LLC 5.96%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	109,228
		892,949
	Retail - 0.8%
140,845	1011778 BC Unlimited Liability Co. 5.42%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	140,352
129,025	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	128,896
146,730	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	146,546
271,839	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	261,123
196,401	Michaels Cos., Inc. 8.18%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	194,372
100,000	Petco Health & Wellness Co., Inc. 7.92%, 02/03/2031, 1 mo. USD Term SOFR + 4.25%	97,625
143,187	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	142,741
		1,111,655
	Software - 0.9%
147,113	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	145,060
99,501	BCPE Pequod Buyer, Inc. 6.42%, 11/25/2031, 3 mo. USD Term SOFR + 2.75%	98,961
168,725	Boxer Parent Co., Inc. 6.82%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	161,976
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(7) - (continued)
	Software - 0.9% - (continued)
$ 268,019	Cast & Crew Payroll LLC 7.42%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	$165,100
175,000	Dayforce, Inc. 6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	169,750
244,911	EP Purchaser LLC 7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	146,334
98,750	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	97,948
144,721	Open Text Corp. 5.42%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	142,297
191,602	Rocket Software, Inc. 7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	182,622
		1,310,048
	Telecommunications - 0.1%
196,402	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	195,665
	Transportation - 0.1%
185,280	Third Coast Infrastructure LLC 7.42%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	185,396
	Total Senior Floating Rate Interests (cost $17,849,436)	$17,059,000
U.S. GOVERNMENT AGENCIES - 13.7%
	Mortgage-Backed Agencies - 13.7%
	Federal Home Loan Mortgage Corp. - 5.4%
94,000	6.55%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$94,988
1,000,000	7.05%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,014,060
1,200,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,254,372
1,010,000	9.05%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,074,882
1,000,000	9.35%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,053,750
977,000	11.30%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,094,092
1,000,000	11.50%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,049,690
1,000,000	11.85%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,128,339
		7,764,173
	Government National Mortgage Association - 8.3%
3,176,200	5.50%, 10/20/2054	3,216,288
3,078,773	5.50%, 01/20/2055	3,115,686
4,502,979	5.50%, 05/20/2055	4,556,192
1,169,065	5.50%, 11/20/2055	1,182,880
		12,071,046
	Total U.S. Government Agencies (cost $19,840,324)	$19,835,219
COMMON STOCKS - 0.1%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)	$123,978
	Materials - 0.0%
3,079	Utex Industries*(11)	82,108
	Total Common Stocks (cost $693,343)	$206,086

110

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(9)(11)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $141,142,886)		$140,672,136
SHORT-TERM INVESTMENTS - 1.9%
	Securities Lending Collateral - 1.9%
2,720,205	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(12)		$2,720,205
	Total Short-Term Investments (cost $2,720,205)		$2,720,205
	Total Investments (cost $143,863,091)	98.8%	$143,392,341
	Other Assets and Liabilities	1.2%	1,686,984
	Net Assets	100.0%	$145,079,325
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$103,314,302, representing 71.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security disclosed is interest-only strips.
(4)	Represents entire or partial securities on loan.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of this security was $454,501, representing 0.3% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Investment valued using significant unobservable inputs.
(10)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2026, the aggregate value of the unfunded commitment was $26,727, which represents to 0.0% of total net assets.

(11)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $206,086 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$123,978
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	—
12/2020	Utex Industries	3,079	92,524	82,108
			$693,343	$206,086

(12)	Current yield as of period end.

111

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	231	03/31/2026	$48,161,695	$(97,700)
Short position contracts:
U.S. Treasury 5-Year Note Future	(144)	03/31/2026	$(15,685,875)	$104,497
U.S. Treasury 10-Year Ultra Future	(28)	03/20/2026	(3,196,375)	46,335
U.S. Treasury Long Bond Future	(17)	03/20/2026	(1,957,125)	16,037
Total				$166,869
Total futures contracts				$69,169
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$69,694,464	$—	$69,694,464	$—
Corporate Bonds	33,588,160	—	33,588,160	—
Municipal Bonds	289,207	—	289,207	—
Senior Floating Rate Interests	17,059,000	—	16,447,321	611,679
U.S. Government Agencies	19,835,219	—	19,835,219	—
Common Stocks	206,086	—	206,086	—
Warrants	—	—	—	—
Short-Term Investments	2,720,205	2,720,205	—	—
Futures Contracts(2)	166,869	166,869	—	—
Total	$143,559,210	$2,887,074	$140,060,457	$611,679
Liabilities
Futures Contracts(2)	$(97,700)	$(97,700)	$—	$—
Total	$(97,700)	$(97,700)	$—	$—

(1)	For the period ended January 31, 2026, investments valued at $342,420 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

112

The Hartford MidCap Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Capital Goods - 20.8%
236,277	Acuity, Inc.	$73,066,299
168,013	Axon Enterprise, Inc.*	81,247,727
313,286	Builders FirstSource, Inc.*	35,839,918
64,578	EMCOR Group, Inc.	46,543,302
2,485,903	Fastenal Co.	107,788,754
282,065	FTAI Aviation Ltd.	76,811,941
553,760	Graco, Inc.	48,359,861
243,344	HEICO Corp. Class A	61,952,949
540,769	Howmet Aerospace, Inc.	112,523,214
421,003	Ingersoll Rand, Inc.	36,244,148
498,066	Vertiv Holdings Co. Class A	92,729,928
		773,108,041
	Commercial & Professional Services - 7.1%
267,697	Clean Harbors, Inc.*	69,577,127
1,947,095	Rollins, Inc.	123,328,997
377,936	TransUnion	29,864,503
199,069	Verisk Analytics, Inc.	43,289,545
		266,060,172
	Consumer Discretionary Distribution & Retail - 6.3%
257,688	Boot Barn Holdings, Inc.*	45,992,154
250,042	Carvana Co.*	100,294,347
646,934	O'Reilly Automotive, Inc.*	63,664,775
91,345	Pool Corp.	23,209,851
		233,161,127
	Consumer Durables & Apparel - 4.3%
761,342	Deckers Outdoor Corp.*	90,858,554
8,885	NVR, Inc.*	67,843,461
		158,702,015
	Consumer Services - 9.6%
863,477	Compass Group PLC ADR	25,783,423
237,376	DoorDash, Inc. Class A*	48,571,877
604,877	Hyatt Hotels Corp. Class A(1)	94,584,617
415,190	Royal Caribbean Cruises Ltd.	134,791,434
201,876	Texas Roadhouse, Inc.	36,309,417
67,165	Wingstop, Inc.	17,827,606
		357,868,374
	Consumer Staples Distribution & Retail - 2.1%
128,215	Casey's General Stores, Inc.	77,762,398
	Energy - 2.0%
371,577	Targa Resources Corp.	74,679,546
	Equity Real Estate Investment Trusts (REITs) - 0.7%
216,697	Lamar Advertising Co. Class A, REIT	27,804,392
	Financial Services - 6.1%
1,688,395	Interactive Brokers Group, Inc. Class A	126,427,017
2,632,875	Rocket Cos., Inc. Class A	47,207,449
505,958	Tradeweb Markets, Inc. Class A	52,149,091
		225,783,557
	Health Care Equipment & Services - 3.0%
83,213	IDEXX Laboratories, Inc.*	55,790,988
97,961	STERIS PLC	25,724,559
139,443	Veeva Systems, Inc. Class A*	28,435,216
		109,950,763
	Insurance - 1.2%
21,214	Markel Group, Inc.*	43,290,137
	Media & Entertainment - 7.4%
163,772	EchoStar Corp. Class A*	18,542,266
378,863	Live Nation Entertainment, Inc.*	55,105,623
432,975	Reddit, Inc. Class A*	78,052,403
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 7.4% - (continued)
1,037,620	ROBLOX Corp. Class A*		$68,233,891
255,182	Take-Two Interactive Software, Inc.*		56,216,595
			276,150,778
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
320,193	Bio-Techne Corp.		20,521,169
35,726	Mettler-Toledo International, Inc.*		49,060,372
514,507	Natera, Inc.*		118,923,148
436,035	Tempus AI, Inc.*(1)		26,083,614
179,164	Waters Corp.*		66,419,678
			281,007,981
	Semiconductors & Semiconductor Equipment - 5.7%
395,051	MKS, Inc.		92,998,956
105,911	Monolithic Power Systems, Inc.		119,059,851
			212,058,807
	Software & Services - 8.8%
642,729	Cloudflare, Inc. Class A*		113,987,988
10,053	Constellation Software, Inc.		18,553,069
270,829	Datadog, Inc. Class A*		35,023,606
68,519	HubSpot, Inc.*		19,185,320
771,172	Procore Technologies, Inc.*		43,563,506
392,638	Trimble, Inc.*		26,542,329
1,566,566	Unity Software, Inc.*		45,587,071
284,689	Wix.com Ltd.*		24,722,393
			327,165,282
	Technology Hardware & Equipment - 4.5%
228,905	Celestica, Inc.*		64,320,016
1,006,812	Flex Ltd.*		63,469,428
401,868	TTM Technologies, Inc.*		39,463,438
			167,252,882
	Telecommunication Services - 1.6%
524,416	AST SpaceMobile, Inc.*(1)		58,320,303
	Utilities - 1.1%
256,046	Vistra Corp.		40,544,884
	Total Common Stocks (cost $3,011,166,198)		$3,710,671,439
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 3,672,156
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $3,673,276; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$3,745,622
			$3,672,156
	Securities Lending Collateral - 0.0%
1,396,684	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		1,396,684
	Total Short-Term Investments (cost $5,068,840)		$5,068,840
	Total Investments (cost $3,016,235,038)	99.9%	$3,715,740,279
	Other Assets and Liabilities	0.1%	4,542,294
	Net Assets	100.0%	$3,720,282,573
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

113

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,710,671,439	$3,710,671,439	$—	$—
Short-Term Investments	5,068,840	1,396,684	3,672,156	—
Total	$3,715,740,279	$3,712,068,123	$3,672,156	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

114

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.0%
1,197,165	Goodyear Tire & Rubber Co.*	$11,265,323
	Banks - 5.6%
681,515	Columbia Banking System, Inc.	20,063,802
107,353	M&T Bank Corp.	23,786,204
232,075	Pinnacle Financial Partners, Inc.	22,068,012
		65,918,018
	Capital Goods - 19.6%
117,468	Boise Cascade Co.	9,492,589
107,711	Builders FirstSource, Inc.*	12,322,138
109,606	Dover Corp.	22,084,513
76,575	IDEX Corp.	15,203,966
246,241	Ingersoll Rand, Inc.	21,198,888
112,695	JBT Marel Corp.	17,728,051
81,768	L3Harris Technologies, Inc.	28,034,159
142,019	Leonardo DRS, Inc.	5,831,300
115,430	Mercury Systems, Inc.*	10,836,568
68,555	Modine Manufacturing Co.*	12,659,366
54,310	Moog, Inc. Class A	16,583,559
48,000	Regal Rexnord Corp.	7,752,000
440,524	StandardAero, Inc.*	13,607,786
59,011	WESCO International, Inc.	17,079,554
88,083	Westinghouse Air Brake Technologies Corp.	20,271,422
		230,685,859
	Commercial & Professional Services - 3.4%
34,330	CACI International, Inc. Class A*	21,304,511
241,922	TransUnion	19,116,677
		40,421,188
	Consumer Discretionary Distribution & Retail - 5.5%
41,784	Boot Barn Holdings, Inc.*	7,457,608
103,541	Dick's Sporting Goods, Inc.	20,915,282
87,229	Ross Stores, Inc.	16,455,751
607,157	Valvoline, Inc.*	19,866,177
		64,694,818
	Consumer Durables & Apparel - 2.0%
149,910	Somnigroup International, Inc.	13,169,594
240,172	Steven Madden Ltd.	10,538,747
		23,708,341
	Consumer Services - 1.9%
447,440	Brightstar Lottery PLC	6,478,931
211,015	Wyndham Hotels & Resorts, Inc.	15,359,782
		21,838,713
	Consumer Staples Distribution & Retail - 2.9%
153,750	Kroger Co.	9,663,187
295,943	U.S. Foods Holding Corp.*	24,746,754
		34,409,941
	Energy - 5.3%
342,549	Antero Resources Corp.*	12,458,507
119,329	Diamondback Energy, Inc.	19,563,989
222,016	EQT Corp.	12,816,984
504,929	Halliburton Co.	16,925,220
		61,764,700
	Equity Real Estate Investment Trusts (REITs) - 7.1%
148,991	Camden Property Trust REIT	16,247,469
426,006	CareTrust, Inc. REIT	15,907,064
381,346	Essential Properties Realty Trust, Inc. REIT	11,577,665
151,526	Gaming & Leisure Properties, Inc. REIT	6,780,788
692,440	Kimco Realty Corp. REIT	14,596,635
276,338	UDR, Inc. REIT	10,265,957
336,012	Weyerhaeuser Co. REIT	8,662,389
		84,037,967
	Financial Services - 7.5%
340,782	Ally Financial, Inc.	14,408,263
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Financial Services - 7.5% - (continued)
67,938	Ares Management Corp. Class A	$10,168,281
197,396	Nasdaq, Inc.	19,125,698
147,576	Stifel Financial Corp.	18,196,121
131,598	TPG, Inc.	7,752,438
240,289	Voya Financial, Inc.	18,420,555
		88,071,356
	Food, Beverage & Tobacco - 1.6%
286,105	Archer-Daniels-Midland Co.	19,257,728
	Health Care Equipment & Services - 4.7%
491,472	Acadia Healthcare Co., Inc.*(1)	6,605,382
70,116	Cardinal Health, Inc.	15,066,526
150,944	Cooper Cos., Inc.*	12,283,823
142,876	LivaNova PLC*	9,388,382
65,732	Quest Diagnostics, Inc.	12,293,856
		55,637,969
	Insurance - 2.4%
107,370	American International Group, Inc.	8,039,866
143,617	Kemper Corp.	5,659,946
138,647	MetLife, Inc.	10,936,475
11,981	Willis Towers Watson PLC	3,803,608
		28,439,895
	Materials - 7.3%
139,056	Freeport-McMoRan, Inc.	8,375,343
189,492	Ingevity Corp.*	12,466,679
870,232	James Hardie Industries PLC ADR*	20,006,633
159,500	PPG Industries, Inc.	18,442,985
57,214	Reliance, Inc.	18,852,013
97,678	Westlake Corp.	7,747,819
		85,891,472
	Media & Entertainment - 1.8%
85,951	EchoStar Corp. Class A*	9,731,372
77,609	Live Nation Entertainment, Inc.*	11,288,229
		21,019,601
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
124,389	Agilent Technologies, Inc.	16,649,468
95,487	ICON PLC*	17,211,532
13,254	United Therapeutics Corp.*	6,222,620
		40,083,620
	Semiconductors & Semiconductor Equipment - 3.1%
107,510	Entegris, Inc.	12,693,706
101,664	MKS, Inc.	23,932,722
		36,626,428
	Software & Services - 1.5%
154,636	Pegasystems, Inc.	6,756,047
71,546	PTC, Inc.*	11,170,477
		17,926,524
	Technology Hardware & Equipment - 1.2%
215,848	Flex Ltd.*	13,607,058
	Transportation - 4.1%
352,739	Hub Group, Inc. Class A	16,783,321
33,964	Ryder System, Inc.	6,496,634
166,391	XPO, Inc.*	24,644,171
		47,924,126
	Utilities - 5.2%
54,305	Atmos Energy Corp.	9,033,094
240,680	NiSource, Inc.	10,659,717
250,802	PPL Corp.	9,091,572
158,162	Sempra	13,761,676

115

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Utilities - 5.2% - (continued)
73,811	Spire, Inc.		$6,236,291
110,170	WEC Energy Group, Inc.		12,192,514
			60,974,864
	Total Common Stocks (cost $926,010,087)		$1,154,205,509
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
92,146	iShares Russell Mid-Cap Value ETF		$13,541,776
	Total Exchange-Traded Funds (cost $13,579,716)		$13,541,776
	Total Long-Term Investments (cost $939,589,803)		$1,167,747,285
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
$ 2,549,057
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $2,549,834; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$2,600,165
			$2,549,057
	Securities Lending Collateral - 0.4%
4,614,143	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		4,614,143
	Total Short-Term Investments (cost $7,163,200)		$7,163,200
	Total Investments (cost $946,753,003)	99.9%	$1,174,910,485
	Other Assets and Liabilities	0.1%	1,371,977
	Net Assets	100.0%	$1,176,282,462
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,154,205,509	$1,154,205,509	$—	$—
Exchange-Traded Funds	13,541,776	13,541,776	—	—
Short-Term Investments	7,163,200	4,614,143	2,549,057	—
Total	$1,174,910,485	$1,172,361,428	$2,549,057	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

116

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 41.9%
925,098	Hartford Core Equity Fund, Class F		$50,871,142
897,412	Hartford Large Cap Growth ETF*		23,781,418
452,952	Hartford Small Cap Value Fund, Class F		5,752,485
214,143	Hartford US Quality Growth ETF		12,959,035
238,742	Hartford US Value ETF		13,450,963
1,216,180	The Hartford Equity Income Fund, Class F		25,138,446
218,540	The Hartford Small Company Fund, Class F*		5,684,234
	Total Domestic Equity Funds (cost $97,150,419)		$137,637,723
	International/Global Equity Funds - 20.9%
458,920	Hartford Multifactor Developed Markets (ex-US) ETF		17,663,831
324,864	Hartford Schroders Emerging Markets Equity Fund, Class F		8,160,593
710,693	Hartford Schroders International Contrarian Value Fund, Class F		12,273,667
522,008	The Hartford International Growth Fund, Class F		11,463,300
846,087	The Hartford International Opportunities Fund, Class F		19,079,258
	Total International/Global Equity Funds (cost $47,015,101)		$68,640,649
	Taxable Fixed Income Funds - 36.9%
1,050,463	Hartford Core Bond ETF		37,252,044
2,538,024	Hartford Schroders Core Fixed Income Fund, Class F		22,030,051
660,760	Hartford Strategic Income ETF		23,519,752
3,826,195	The Hartford World Bond Fund, Class F		38,376,731
	Total Taxable Fixed Income Funds (cost $125,271,062)		$121,178,578
	Total Affiliated Investment Companies (cost $269,436,582)		$327,456,950
	Total Investments (cost $269,436,582)	99.7%	$327,456,950
	Other Assets and Liabilities	0.3%	1,122,444
	Net Assets	100.0%	$328,579,394
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$37,406,987	$—	$—	$—	$(154,943)	$37,252,044	1,050,463	$418,067	$—
Hartford Core Equity Fund, Class F	50,996,070	5,875,208	1,646,963	(20,472)	(4,332,701)	50,871,142	925,098	318,326	5,055,801
Hartford Large Cap Growth ETF	25,378,811	—	—	—	(1,597,393)	23,781,418	897,412	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,323,784	—	—	—	1,340,047	17,663,831	458,920	236,295	—
Hartford Schroders Core Fixed Income Fund, Class F	21,536,445	1,151,786	507,878	(8,588)	(141,714)	22,030,051	2,538,024	253,434	—
Hartford Schroders Emerging Markets Equity Fund, Class F	8,343,236	184,399	1,124,851	265,588	492,221	8,160,593	324,864	140,142	—
Hartford Schroders International Contrarian Value Fund, Class F	12,080,744	1,135,532	1,500,709	158,164	399,936	12,273,667	710,693	436,286	321,904
Hartford Small Cap Value Fund, Class F	5,216,878	522,281	178,088	6,091	185,323	5,752,485	452,952	79,387	295,109
Hartford Strategic Income ETF	23,595,740	—	—	—	(75,988)	23,519,752	660,760	355,651	—
Hartford US Quality Growth ETF	12,967,429	—	—	—	(8,394)	12,959,035	214,143	25,957	—
Hartford US Value ETF	12,695,631	—	—	—	755,332	13,450,963	238,742	94,133	—
The Hartford Equity Income Fund, Class F	24,315,384	3,043,279	1,386,351	(71,659)	(762,207)	25,138,446	1,216,180	144,897	2,565,386
The Hartford International Growth Fund, Class F	11,695,356	251,979	613,518	94,570	34,913	11,463,300	522,008	126,958	38,725
The Hartford International Opportunities Fund, Class F	18,952,933	1,530,531	1,441,986	217,726	(179,946)	19,079,258	846,087	341,206	1,189,324

117

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
The Hartford Small Company Fund, Class F	$5,577,580	$117,693	$259,924	$38,699	$210,186	$5,684,234	218,540	$—	$—
The Hartford World Bond Fund, Class F	37,531,479	2,464,835	822,531	(12,766)	(784,286)	38,376,731	3,826,195	974,153	—
Total	$324,614,487	$16,277,523	$9,482,799	$667,353	$(4,619,614)	$327,456,950	15,101,081	$3,944,892	$9,466,249
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$327,456,950	$327,456,950	$—	$—
Total	$327,456,950	$327,456,950	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

118

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 57.3%
2,234,961	Hartford Core Equity Fund, Class F		$122,900,512
2,244,051	Hartford Large Cap Growth ETF*		59,467,351
1,175,973	Hartford Small Cap Value Fund, Class F		14,934,856
499,914	Hartford US Quality Growth ETF		30,252,696
547,563	Hartford US Value ETF		30,850,247
2,966,123	The Hartford Equity Income Fund, Class F		61,309,775
552,311	The Hartford Small Company Fund, Class F*		14,365,602
	Total Domestic Equity Funds (cost $238,168,375)		$334,081,039
	International/Global Equity Funds - 26.8%
1,014,564	Hartford Multifactor Developed Markets (ex-US) ETF		39,050,569
755,587	Hartford Schroders Emerging Markets Equity Fund, Class F		18,980,349
1,594,294	Hartford Schroders International Contrarian Value Fund, Class F		27,533,453
1,134,088	The Hartford International Growth Fund, Class F		24,904,561
2,026,112	The Hartford International Opportunities Fund, Class F		45,688,835
	Total International/Global Equity Funds (cost $108,334,069)		$156,157,767
	Taxable Fixed Income Funds - 15.7%
795,243	Hartford Core Bond ETF		28,201,305
1,820,471	Hartford Schroders Core Fixed Income Fund, Class F		15,801,690
442,520	Hartford Strategic Income ETF		15,751,499
3,157,803	The Hartford World Bond Fund, Class F		31,672,762
	Total Taxable Fixed Income Funds (cost $92,474,482)		$91,427,256
	Total Affiliated Investment Companies (cost $438,976,926)		$581,666,062
	Total Investments (cost $438,976,926)	99.8%	$581,666,062
	Other Assets and Liabilities	0.2%	1,338,917
	Net Assets	100.0%	$583,004,979
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$28,318,603	$—	$—	$—	$(117,298)	$28,201,305	795,243	$316,494	$—
Hartford Core Equity Fund, Class F	122,633,861	13,034,832	2,227,930	20,187	(10,560,438)	122,900,512	2,234,961	775,129	12,259,703
Hartford Large Cap Growth ETF	63,461,762	—	—	—	(3,994,411)	59,467,351	2,244,051	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	36,088,042	—	—	—	2,962,527	39,050,569	1,014,564	522,393	—
Hartford Schroders Core Fixed Income Fund, Class F	15,549,446	615,628	255,010	(3,685)	(104,689)	15,801,690	1,820,471	183,699	—
Hartford Schroders Emerging Markets Equity Fund, Class F	18,795,698	320,055	1,871,229	447,928	1,287,897	18,980,349	755,587	320,055	—
Hartford Schroders International Contrarian Value Fund, Class F	28,713,070	1,703,260	4,140,478	678,519	579,082	27,533,453	1,594,294	983,954	719,306
Hartford Small Cap Value Fund, Class F	13,493,635	968,648	—	—	472,573	14,934,856	1,175,973	205,338	763,310
Hartford Strategic Income ETF	15,802,389	—	—	—	(50,890)	15,751,499	442,520	238,184	—
Hartford US Quality Growth ETF	30,272,292	—	—	—	(19,596)	30,252,696	499,914	60,596	—
Hartford US Value ETF	29,117,867	—	—	—	1,732,380	30,850,247	547,563	215,896	—
The Hartford Equity Income Fund, Class F	58,641,627	6,572,400	1,890,550	(96,968)	(1,916,734)	61,309,775	2,966,123	358,404	6,213,997
The Hartford International Growth Fund, Class F	24,679,158	352,058	400,057	44,740	228,662	24,904,561	1,134,088	270,529	81,530
The Hartford International Opportunities Fund, Class F	44,848,714	3,706,010	2,944,512	210,604	(131,981)	45,688,835	2,026,112	833,170	2,872,839

119

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income	Capital Gains Distribution
The Hartford Small Company Fund, Class F	$14,399,100	$—	$672,549	$98,432	$540,619	$14,365,602	552,311	$—	$—
The Hartford World Bond Fund, Class F	31,195,662	1,559,275	409,887	(1,084)	(671,204)	31,672,762	3,157,803	819,133	—
Total	$576,010,926	$28,832,166	$14,812,202	$1,398,673	$(9,763,501)	$581,666,062	22,961,578	$6,102,974	$22,910,685
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$581,666,062	$581,666,062	$—	$—
Total	$581,666,062	$581,666,062	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

120

Hartford Multi-Asset Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
	Asset-Backed - Automobile - 2.9%
$ 144,612	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$146,027
949,688	Avid Automobile Receivables Trust 7.80%, 07/15/2032	955,126
210,000	Avis Budget Rental Car Funding AESOP LLC 7.32%, 02/20/2028(1)	212,621
1,152,185	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,154,133
83,812	CFMT LLC 1.39%, 09/22/2031(1)	83,698
648,417	Chase Auto Credit Linked Notes 6.02%, 02/25/2033(1)	651,441
186,317	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	188,607
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	440,578
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,338,466
810,000	GM Financial Consumer Automobile Receivables Trust 3.77%, 03/16/2029	810,211
1,066,667	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	1,074,983
	Huntington Bank Auto Credit-Linked Notes
426,669	6.95%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	428,559
349,408	7.20%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	349,727
570,953	10.85%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	573,257
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	775,641
	Santander Bank Auto Credit-Linked Notes
250,000	6.27%, 01/16/2034(1)	250,549
328,325	6.80%, 01/18/2033(1)	331,658
725,000	7.34%, 01/16/2034(1)	726,560
767,513	8.88%, 01/18/2033(1)	785,903
223,382	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	228,400
85,000	SFS Auto Receivables Securitization Trust 5.38%, 01/21/2031(1)	87,007
2,030,000	Toyota Auto Receivables Owner Trust 3.80%, 12/15/2028	2,030,770
	Wheels Fleet Lease Funding 1 LLC
2,689,599	4.80%, 09/19/2039(1)	2,717,655
116,839	6.46%, 08/18/2038(1)	118,207
		16,459,784
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
285,000	7.00%, 09/25/2055(1)(3)	282,920
335,000	7.50%, 06/25/2055(1)	337,938
		620,858
	Commercial Mortgage-Backed Securities - 3.0%
200,000	BPR Trust 5.85%, 11/05/2041(1)(2)	193,047
705,000	BX Trust 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	710,849
	Commercial Mortgage Trust
115,000	4.43%, 02/10/2048(1)(2)	105,801
892,000	7.93%, 12/10/2041(1)(2)	902,106
296,000	CSAIL Commercial Mortgage Trust 4.13%, 08/15/2048(2)	270,106
520,000	DC Trust 8.48%, 04/13/2040(1)(2)	517,429
100,000	Extended Stay America Trust 7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	101,250
110,000	FS Trust 7.12%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(2)	110,206
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Commercial Mortgage-Backed Securities - 3.0% - (continued)
$ 252,771	GS Mortgage Securities Trust 4.57%, 02/10/2048(1)(2)	$242,028
668,288	HIH Trust 7.87%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	672,256
1,260,000	HTL Commercial Mortgage Trust 8.20%, 05/10/2039(1)(2)	1,288,935
250,827	JP Morgan Chase Commercial Mortgage Securities Trust 4.97%, 12/15/2046(1)(2)	237,034
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.04%, 09/15/2047(1)(2)	1,396,748
560,000	MAD Commercial Mortgage Trust 6.57%, 10/15/2042(1)(2)	572,196
	Morgan Stanley Bank of America Merrill Lynch Trust
795,000	3.79%, 05/15/2046(1)(2)	735,158
180,000	4.17%, 11/15/2052(2)	158,916
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,220,440
865,000	NYC Commercial Mortgage Trust 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	864,035
1,175,000	ONE Mortgage Trust 5.54%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,172,801
560,000	RFR Trust 7.27%, 03/11/2041(1)(2)	577,664
190,000	SHR Trust 8.13%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	191,797
675,000	TEXAS Commercial Mortgage Trust 6.77%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	678,375
150,000	WHARF Commercial Mortgage Trust 7.98%, 07/15/2040(1)(2)	152,821
820,000	Willowbrook Mall 6.08%, 03/05/2035(1)(2)	786,607
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,223,249
	X-Caliber Funding LLC
1,475,000	6.67%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	1,475,328
725,000	6.80%, 12/06/2028, 1 mo. USD Term SOFR + 3.15%(1)(2)(4)	725,000
315,000	8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	316,478
		17,598,660
	Other Asset-Backed Securities - 3.4%
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,709,375
210,000	AMSR Trust 3.66%, 06/17/2042(1)	187,125
400,000	Amur Equipment Finance Receivables XV LLC 8.35%, 01/20/2034(1)	407,132
840,000	Apidos CLO Ltd. 3.68%, 01/20/2038(1)(2)	576,027
1,000,000	Apidos CLO XXXIV Ltd. 8.53%, 01/20/2039, 3 mo. USD Term SOFR + 4.80%(1)(2)	1,021,290
470,000	Ballyrock CLO 29 Ltd. 3.68%, 07/25/2038(1)(2)	341,905
1,250,000	Ballyrock CLO Ltd. 6.88%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(2)	1,256,951
1,500,000	Barings CLO Ltd. 10.07%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,506,424
150,000	Bellemeade Re Ltd. 6.95%, 10/25/2035, 30 day USD SOFR Average + 3.25%(1)(2)	152,899
36,790	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	36,422

121

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Other Asset-Backed Securities - 3.4% - (continued)
$ 94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	$56,720
358,310	DLLAD LLC 4.79%, 01/20/2028(1)	359,970
250,000	Galaxy XXII CLO Ltd. 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	250,349
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	728,766
840,000	Hamlin Park CLO Ltd. 3.68%, 10/20/2037(1)(2)	600,263
	Home Re Ltd.
150,000	7.08%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	150,795
1,050,740	8.30%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,073,108
508,321	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	503,398
117,873	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	115,514
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	289,812
207,223	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	208,680
835,000	Lewey Park CLO Ltd. 3.68%, 10/21/2037(1)(2)	578,680
300,000	Magnetite XLV Ltd. 3.68%, 04/15/2038(1)(2)	213,000
1,572,443	MMAF Equipment Finance LLC 5.54%, 12/13/2029(1)	1,592,055
1,295,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	1,319,330
800,000	RR 38 Ltd. 3.68%, 04/15/2040(1)(2)	606,175
64,110	Start II Ltd. 4.09%, 03/15/2044(1)	63,961
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,611,599
		19,517,725
	Whole Loan Collateral CMO - 3.0%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(2)	211,538
6,675	2.62%, 11/25/2059(1)(2)	6,618
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(2)	1,187,004
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	9.20%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	888,283
1,400,000	9.70%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,443,862
1,145,000	9.70%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,188,148
860,000	9.90%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	887,857
1,325,000	10.70%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,412,198
445,000	11.35%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	470,464
1,266,000	13.20%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,373,119
	Flagstar Mortgage Trust
119,239	2.00%, 09/25/2041(1)(2)	106,362
55,053	4.00%, 05/25/2048(1)(2)	51,746
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(2)	146,368
50,046	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	48,274
	Pretium Mortgage Credit Partners LLC
266,000	4.15%, 01/25/2070(1)(3)	235,518
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 173,000	6.41%, 02/25/2056(1)(3)	$173,047
195,000	6.54%, 01/25/2056(1)(3)	195,003
545,000	6.78%, 12/25/2055(1)(3)	545,586
246,000	6.78%, 12/25/2055(1)(3)	245,523
255,000	7.02%, 10/25/2055(1)(3)	254,523
395,000	8.35%, 07/25/2055(1)(3)	396,373
411,000	8.59%, 12/25/2054(1)(3)	411,229
410,000	8.72%, 05/25/2055(1)(3)	412,840
280,000	8.72%, 06/25/2055(1)(3)	281,871
1,100,000	8.96%, 10/25/2054(1)(3)	1,101,495
	PRPM LLC
290,000	3.00%, 05/25/2055(1)(3)	262,100
657,000	7.20%, 10/25/2030(1)(3)	657,053
164,000	7.45%, 08/25/2030(1)(3)	164,448
100,000	8.57%, 07/25/2030(1)(3)	99,800
425,000	8.60%, 11/25/2029(1)(3)	425,401
695,000	8.84%, 11/25/2029(1)(3)	694,670
	Towd Point Mortgage Trust
40,506	2.75%, 06/25/2057(1)(2)	39,869
4,974	3.00%, 01/25/2058(1)(2)	4,947
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(2)	1,056,135
		17,079,272
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $71,483,293)	$71,276,299
CONVERTIBLE BONDS - 4.8%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$424,981
79,000	4.63%, 03/15/2029	83,295
		508,276
	Biotechnology - 0.4%
225,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(5)	209,778
	Bridgebio Pharma, Inc.
73,000	0.75%, 02/01/2033(1)	74,460
210,000	1.75%, 03/01/2031(1)	364,875
	Cytokinetics, Inc.
50,000	1.75%, 10/01/2031(1)	63,094
195,000	3.50%, 07/01/2027	279,703
385,000	Immunocore Holdings PLC 2.50%, 02/01/2030	345,555
	Ionis Pharmaceuticals, Inc.
120,000	0.00%, 12/01/2030(1)(5)	132,611
427,000	1.75%, 06/15/2028	700,180
		2,170,256
	Chemicals - 0.2%
1,000,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	964,500
	Commercial Banks - 0.1%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	402,398
	Commercial Services - 0.1%
$ 415,000	Alarm.com Holdings, Inc. 2.25%, 06/01/2029	392,590
90,000	Block, Inc. 0.25%, 11/01/2027	83,430
		476,020

122

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
$ 283,000	0.00%, 10/01/2032(1)(5)	$239,816
228,000	0.25%, 04/01/2030	222,044
		461,860
	Electric - 0.4%
500,000	PG&E Corp. 4.25%, 12/01/2027	507,750
344,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	348,315
537,000	Southern Co. 3.25%, 06/15/2028(1)	537,269
	WEC Energy Group, Inc.
240,000	3.38%, 06/01/2028(1)	245,640
393,000	4.38%, 06/01/2029	470,961
		2,109,935
	Electrical Components & Equipment - 0.0%
EUR 100,000	Schneider Electric SE 1.25%, 09/23/2033(6)	121,943
	Energy-Alternate Sources - 0.0%
$ 175,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	155,313
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	2,145,666
$ 450,000	Fluor Corp. 1.13%, 08/15/2029	555,120
		2,700,786
	Healthcare - Products - 0.3%
435,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	414,120
400,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	457,200
382,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	441,401
400,000	Qiagen NV 2.50%, 09/10/2031(6)	464,859
71,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	76,929
		1,854,509
	Home Builders - 0.1%
877,000	Meritage Homes Corp. 1.75%, 05/15/2028(7)	889,940
	Insurance - 0.0%
HKD 2,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(5)(6)	289,807
	Internet - 0.3%
	Alibaba Group Holding Ltd.
$ 285,000	0.00%, 09/15/2032(5)(6)	318,848
65,000	0.50%, 06/01/2031	113,879
463,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(5)	463,231
150,000	JD.com, Inc. 0.25%, 06/01/2029	150,750
574,000	Uber Technologies, Inc. 0.88%, 12/01/2028	735,312
150,000	Wix.com Ltd. 0.00%, 09/15/2030(1)(5)	132,150
		1,914,170
	Investment Company Security - 0.2%
450,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	609,480
	IREN Ltd.
55,000	0.00%, 07/01/2031(1)(5)	50,738
140,000	1.00%, 06/01/2033(1)	171,430
175,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	164,605
		996,253
	IT Services - 0.3%
100,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(5)	105,250
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	IT Services - 0.3% - (continued)
$ 24,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	$135,565
515,000	Parsons Corp. 2.63%, 03/01/2029(7)	551,196
50,000	Seagate HDD Cayman 3.50%, 06/01/2028	247,975
	Super Micro Computer, Inc.
318,000	0.00%, 06/15/2030(1)(5)	274,366
60,000	3.50%, 03/01/2029(7)	54,756
180,000	Zscaler, Inc. 0.00%, 07/15/2028(1)(5)	167,337
		1,536,445
	Leisure Time - 0.1%
	NCL Corp. Ltd.
209,000	0.75%, 09/15/2030(1)(7)	203,384
495,000	0.88%, 04/15/2030(1)	547,470
		750,854
	Lodging - 0.2%
1,170,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	1,184,622
	Machinery - Construction & Mining - 0.0%
60,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(5)	61,860
	Miscellaneous Manufacturing - 0.1%
325,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	348,563
	Oil & Gas Services - 0.0%
138,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	169,809
	Pharmaceuticals - 0.2%
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	657,510
411,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	420,248
		1,077,758
	Real Estate - 0.0%
121,000	Compass, Inc. 0.25%, 04/15/2031(1)	130,227
	Real Estate Investment Trusts - 0.4%
701,000	Boston Properties LP 2.00%, 10/01/2030(1)	665,599
430,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	433,225
190,000	Realty Income Corp. 3.50%, 01/15/2029(1)	193,142
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	401,960
225,000	4.38%, 03/15/2027(1)	225,113
175,000	Welltower OP LLC 2.75%, 05/15/2028(1)	347,812
		2,266,851
	Semiconductors - 0.2%
450,000	ON Semiconductor Corp. 0.50%, 03/01/2029	439,551
	Semtech Corp.
380,000	0.00%, 10/15/2030(1)(5)	427,438
29,000	1.63%, 11/01/2027	63,452
		930,441
	Software - 0.5%
	Cloudflare, Inc.
105,000	0.00%, 08/15/2026(5)	115,311
563,000	0.00%, 06/15/2030(1)(5)	592,895
650,000	Datadog, Inc. 0.00%, 12/01/2029(5)	639,275
432,000	Guidewire Software, Inc. 1.25%, 11/01/2029	417,744
735,000	Nutanix, Inc. 0.50%, 12/15/2029	668,115
101,000	Snowflake, Inc. 0.00%, 10/01/2029(5)	142,107

123

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Software - 0.5% - (continued)
$ 50,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	$49,700
358,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)(7)	402,316
		3,027,463
	Telecommunications - 0.0%
168,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	228,850
	Total Convertible Bonds (cost $26,402,973)	$27,729,709
CORPORATE BONDS - 21.9%
	Advertising - 0.0%
40,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	$40,731
	Agriculture - 0.1%
115,000	BAT Capital Corp. 5.63%, 08/15/2035	119,422
	MHP Lux SA
571,000	6.25%, 09/19/2029(6)	519,257
220,000	10.50%, 07/28/2029(1)	226,385
		865,064
	Airlines - 0.1%
455,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	456,987
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
100,000	6.38%, 02/01/2030(1)(7)	94,876
170,000	9.50%, 06/01/2028(1)	176,857
		728,720
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(8)	231,962
220,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	234,567
		466,529
	Auto Manufacturers - 0.0%
246,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(7)(9)	247,204
	Auto Parts & Equipment - 0.1%
95,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	98,328
EUR 150,000	Forvia SE 2.38%, 06/15/2027(6)	176,846
200,000	ZF Europe Finance BV 7.00%, 06/12/2030(6)	252,696
		527,870
	Biotechnology - 0.2%
$ 710,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(6)	720,904
200,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	205,007
		925,911
	Chemicals - 0.8%
1,450,000	Celanese U.S. Holdings LLC 7.38%, 02/15/2034	1,475,494
	GC Treasury Center Co. Ltd.
400,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(9)	403,976
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Chemicals - 0.8% - (continued)
$ 225,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(9)	$230,875
488,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(6)	477,921
2,410,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	1,852,405
		4,440,671
	Commercial Banks - 2.8%
	Abanca Corp. Bancaria SA
EUR 100,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(2)(6)	123,088
200,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(6)(9)	244,604
225,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(6)(9)	276,114
GBP 250,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(6)	343,623
EUR 300,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	360,754
800,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(6)(9)	980,521
	Banco Santander SA
200,000	1.00%, 10/01/2033(6)	196,879
$ 400,000	4.55%, 11/06/2030	400,335
EUR 200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(2)(6)(9)	247,738
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	65,821
135,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	137,781
25,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(2)(9)	25,446
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(6)(9)	274,612
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)	254,241
55,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(2)	57,285
	Barclays PLC
EUR 200,000	6.13%, 12/15/2035, (6.13% fixed rate until 12/15/2035; 5 yr. EURIBOR ICE Swap + 3.56% thereafter)(2)(6)(9)	240,982

124

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Commercial Banks - 2.8% - (continued)
GBP 200,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(2)(6)(9)	$296,838
250,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(6)(9)	361,159
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(6)(9)	254,328
$ 590,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(6)	655,881
200,000	BNP Paribas SA 8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(2)(9)	214,159
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(6)(9)	262,291
300,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(6)	357,514
	Citigroup, Inc.
$ 115,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(9)	117,101
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(9)	166,712
119,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(9)	124,777
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(6)(9)	128,059
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(2)(6)(9)	253,773
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(6)(9)	250,998
	Eurobank SA
275,000	4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(2)(6)	328,824
200,000	6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(6)(9)	238,067
$ 200,000	Golomt Bank 11.00%, 05/20/2027(6)	207,753
325,000	HSBC Holdings PLC 4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	326,374
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(6)(9)	781,609
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Commercial Banks - 2.8% - (continued)
	Intesa Sanpaolo SpA
$ 310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	$297,134
200,000	7.80%, 11/28/2053(1)	246,027
275,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	326,439
	JP Morgan Chase & Co.
70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	70,647
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(2)	71,006
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	25,795
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	77,591
25,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	25,682
	Metro Bank Holdings PLC
GBP 225,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(6)	351,748
600,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(6)(9)	967,768
EUR 800,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(6)(9)	964,827
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(6)(9)	248,151
$ 325,000	Royal Bank of Canada 6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(2)	336,090
	Societe Generale SA
EUR 200,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(6)	210,974
$ 200,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(2)	200,934
EUR 100,000	6.13%, 03/17/2032, (6.13% fixed rate until 03/17/2032; 5 yr. EURIBOR ICE Swap + 3.78% thereafter)(2)(6)(9)	122,425
$ 260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(2)(9)	289,367
1,315,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	1,315,582

125

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 208,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(9)	$243,273
EUR 200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(6)(9)	239,704
		16,187,205
	Commercial Services - 0.4%
$ 400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	420,969
167,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(7)	171,798
	BCP V Modular Services Finance II PLC
EUR 100,000	4.75%, 11/30/2028(6)	114,394
GBP 100,000	6.13%, 11/30/2028(6)	131,341
$ 170,000	Block, Inc. 5.63%, 08/15/2030(1)	173,033
170,000	Deluxe Corp. 8.13%, 09/15/2029(1)	178,380
35,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	34,623
EUR 350,000	Nexi SpA 1.63%, 04/30/2026(6)	414,046
700,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	830,807
		2,469,391
	Construction Materials - 0.3%
$ 1,235,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(9)	1,294,898
	CP Atlas Buyer, Inc.
110,000	9.75%, 07/15/2030(1)	114,414
302,868	12.75%, 01/15/2031(1)(8)	279,049
		1,688,361
	Diversified Financial Services - 2.9%
356,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(7)(9)	352,686
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(9)	175,762
1,515,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)	1,554,984
250,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	262,833
	CrossCountry Intermediate HoldCo LLC
954,000	6.50%, 10/01/2030(1)	968,300
1,995,000	6.75%, 12/01/2032(1)	2,011,402
220,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	234,360
	Freedom Mortgage Holdings LLC
30,000	6.88%, 05/01/2031(1)	29,771
960,000	7.88%, 04/01/2033(1)	979,236
456,000	8.38%, 04/01/2032(1)	477,013
330,000	9.13%, 05/15/2031(1)	348,898
	goeasy Ltd.
120,000	6.88%, 05/15/2030(1)	114,128
955,000	6.88%, 02/15/2031(1)	897,665
200,000	7.38%, 10/01/2030(1)	192,967
1,668,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,676,168
363,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	363,678
835,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	865,720
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(6)	613,881
215,000	6.38%, 03/02/2030(1)	220,544
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Diversified Financial Services - 2.9% - (continued)
$ 1,225,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	$1,272,758
200,000	Rfna LP 7.88%, 02/15/2030(1)	201,466
120,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	124,495
590,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	594,310
1,285,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,334,909
1,000,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	1,015,000
		16,882,934
	Electric - 2.3%
400,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(6)	374,655
510,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	510,000
35,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	35,007
397,964	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	435,100
	Bulgarian Energy Holding EAD
EUR 630,000	2.45%, 07/22/2028(6)	721,599
130,000	4.25%, 06/19/2030(6)	153,795
$ 875,000	Diamond II Ltd. 7.95%, 07/28/2026(1)	874,981
	Dominion Energy, Inc.
160,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(9)	158,851
106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	110,393
30,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(2)	32,441
EUR 1,180,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,470,408
	Edison International
$ 396,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	412,452
1,043,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	1,079,380
334,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(2)	336,282
	Energo-Pro AS
EUR 345,000	6.45%, 04/15/2031(6)	406,550
1,175,000	8.00%, 05/27/2030(1)	1,479,643
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	229,290
1,639,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	1,638,944
93,824	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	89,651
1,395,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,382,367
195,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)(7)	199,494

126

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Electric - 2.3% - (continued)
	Southern California Edison Co.
$ 85,000	5.25%, 03/15/2030	$87,283
70,000	6.20%, 09/15/2055	70,495
325,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	337,129
	Virginia Electric & Power Co.
100,000	4.20%, 05/15/2045	82,436
15,000	5.60%, 09/15/2055	14,594
115,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	116,473
670,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	624,216
		13,463,909
	Energy-Alternate Sources - 0.2%
	FS Luxembourg SARL
215,000	8.13%, 02/11/2036(1)	210,523
405,000	8.63%, 06/25/2033(6)	418,308
255,000	8.63%, 06/25/2033(1)	263,379
		892,210
	Engineering & Construction - 0.1%
505,000	Corp. Quiport SA 9.00%, 12/15/2037(1)	543,611
	Entertainment - 0.3%
EUR 1,100,000	888 Acquisitions Ltd. 8.00%, 09/30/2031(6)(7)	1,123,983
$ 260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(7)	252,943
129,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	131,182
465,000	Motion Finco SARL 8.38%, 02/15/2032(1)	400,679
		1,908,787
	Food - 0.4%
	Bellis Acquisition Co. PLC
EUR 750,000	8.00%, 07/01/2031(6)(7)	841,343
538,000	8.00%, 07/01/2031(1)	603,523
GBP 200,000	8.13%, 05/14/2030(6)	250,108
$ 475,000	BRF SA 5.75%, 09/21/2050(6)	393,494
55,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	55,596
180,000	Mars, Inc. 5.00%, 03/01/2032(1)	184,973
		2,329,037
	Food Service - 0.0%
EUR 200,000	Elior Group SA 3.75%, 07/15/2026(6)	236,862
	Forest Products & Paper - 0.1%
$ 890,000	Mercer International, Inc. 12.88%, 10/01/2028(1)(7)	650,692
	Gas - 0.0%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	297,452
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	532,638
	Healthcare - Services - 0.4%
$ 55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	54,329
	CHS/Community Health Systems, Inc.
250,000	4.75%, 02/15/2031(1)	224,262
1,192,000	6.88%, 04/15/2029(1)	1,096,104
850,000	9.75%, 01/15/2034(1)	886,195
225,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	237,481
		2,498,371
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
$ 30,000	6.75%, 07/01/2032(1)	$30,756
160,000	8.25%, 02/01/2029(1)	165,896
695,000	8.50%, 06/15/2029(1)	726,790
205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	212,219
246,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	248,438
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	206,244
	Asurion LLC & Asurion Co-Issuer, Inc.
179,000	8.00%, 12/31/2032(1)	187,020
835,000	8.38%, 02/01/2034(1)	844,152
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	190,050
122,000	5.35%, 07/09/2027(1)	124,051
EUR 100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(6)(9)	120,175
	Global Atlantic Fin Co.
$ 330,000	7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(2)	332,706
148,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(2)	152,977
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	550,226
207,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(2)	204,862
386,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(9)	413,919
EUR 200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(6)(9)	243,580
$ 225,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(6)	204,717
		5,158,778
	Internet - 0.2%
EUR 100,000	iliad SA 5.38%, 05/02/2031(6)	127,400
$ 200,000	Rakuten Group, Inc. 6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(1)(2)(9)	193,368
EUR 550,000	United Group BV 6.75%, 02/15/2031(6)	675,731
		996,499

127

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Investment Company Security - 0.2%
$ 306,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	$320,994
675,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	700,256
		1,021,250
	Iron/Steel - 0.1%
415,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	411,843
	Lodging - 0.3%
	Fortune Star BVI Ltd.
EUR 845,000	3.95%, 10/02/2026(6)	999,288
$ 370,000	5.05%, 01/27/2027(6)	363,459
420,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	406,884
		1,769,631
	Media - 0.5%
290,000	CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 02/01/2033(1)	292,801
200,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	145,833
170,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	175,115
	Grupo Televisa SAB
740,000	5.00%, 05/13/2045	515,722
280,000	5.25%, 05/24/2049	194,836
260,000	6.13%, 01/31/2046	204,619
356,000	Paramount Global 4.38%, 03/15/2043	245,200
	Scripps Escrow II, Inc.
50,000	3.88%, 01/15/2029(1)(7)(10)	46,145
75,000	5.38%, 01/15/2031(1)(10)	55,632
995,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	1,071,273
60,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	61,487
		3,008,663
	Mining - 0.7%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)(7)	43,698
20,000	6.14%, 04/01/2055(1)	20,955
84,000	6.38%, 10/06/2030(1)	90,566
835,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	869,964
	Vedanta Resources Finance II PLC
300,000	9.13%, 10/15/2032(6)	314,265
310,000	9.48%, 07/24/2030(6)	327,045
810,000	9.85%, 04/24/2033(1)	873,041
240,000	10.88%, 09/17/2029(6)	257,103
990,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(6)	1,020,623
		3,817,260
	Oil & Gas - 1.2%
1,670,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,689,654
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	62,775
45,000	5.90%, 04/18/2064	42,983
	Energean Israel Finance Ltd.
280,000	5.38%, 03/30/2028(6)	276,945
1,395,000	5.88%, 03/30/2031(6)	1,355,051
	Petroleos Mexicanos
285,000	5.95%, 01/28/2031	278,021
440,000	6.75%, 09/21/2047	362,807
495,000	7.69%, 01/23/2050	445,312
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Oil & Gas - 1.2% - (continued)
$ 66,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(2)	$65,744
	Raizen Fuels Finance SA
207,000	6.25%, 07/08/2032(6)	173,363
590,000	6.70%, 02/25/2037(1)	480,850
200,000	6.70%, 02/25/2037(6)	163,000
	YPF SA
725,000	6.95%, 07/21/2027(6)	732,331
500,000	8.75%, 09/11/2031(1)	516,232
		6,645,068
	Packaging & Containers - 0.3%
	Ardagh Group SA
268,720	9.50%, 12/01/2030(1)(7)	290,372
EUR 450,000	12.00%, 12/01/2030(1)(8)	503,540
$ 740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(6)	713,205
		1,507,117
	Pharmaceuticals - 0.4%
45,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	46,782
	Grifols SA
EUR 380,000	3.88%, 10/15/2028(6)(10)	445,410
425,000	7.50%, 05/01/2030(6)	527,291
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	671,528
250,000	7.88%, 09/15/2031	356,079
		2,047,090
	Pipelines - 0.5%
$ 1,020,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	911,625
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	386,657
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	177,371
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	110,065
116,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	120,927
	Targa Resources Corp.
90,000	4.90%, 09/15/2030	91,794
30,000	6.50%, 02/15/2053	31,471
	Transcanada Trust
442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	440,023
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	111,263
705,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	730,119
		3,111,315
	Real Estate - 1.7%
EUR 605,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	724,756

128

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Real Estate - 1.7% - (continued)
	Canary Wharf Group Investment Holdings PLC
EUR 250,000	1.75%, 04/07/2026(6)	$295,231
GBP 193,000	3.38%, 04/23/2028(6)	250,371
	CPI Property Group SA
EUR 290,000	1.50%, 01/27/2031(6)	286,753
400,000	4.75%, 07/22/2030(6)	463,963
825,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(6)(9)	953,998
GBP 500,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(6)(9)	673,656
$ 795,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	785,149
	GLP Pte. Ltd.
1,090,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(6)(9)	803,583
590,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(6)(9)	413,055
635,000	9.75%, 05/20/2028(6)	650,534
EUR 400,000	New Immo Holding SA 3.25%, 07/23/2027(6)	473,759
$ 1,130,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,104,017
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 650,000	0.75%, 11/14/2028(6)	656,836
1,450,000	1.13%, 09/26/2029(6)	1,405,300
130,000	2.38%, 08/04/2026(6)	152,621
		10,093,582
	Real Estate Investment Trusts - 0.5%
$ 675,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	595,478
	Hudson Pacific Properties LP
110,000	3.25%, 01/15/2030(7)	93,324
1,875,000	4.65%, 04/01/2029(7)	1,718,582
370,000	Trust 2401 7.38%, 02/13/2034(1)	404,466
		2,811,850
	Retail - 0.2%
	Bertrand Franchise Finance SAS
EUR 100,000	5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(6)	116,097
140,000	6.50%, 07/18/2030(6)	166,004
$ 332,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)(7)	306,561
115,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	94,611
279,000	Staples, Inc. 10.75%, 09/01/2029(1)	274,155
35,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(7)	36,845
		994,273
	Semiconductors - 0.1%
200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	214,092
	Intel Corp.
65,000	3.05%, 08/12/2051	40,499
7,000	5.60%, 02/21/2054	6,562
155,000	NVIDIA Corp. 3.50%, 04/01/2040	130,714
		391,867
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.9% - (continued)
	Software - 0.2%
$ 210,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	$212,052
118,000	Oracle Corp. 5.55%, 02/06/2053	98,111
145,000	Synopsys, Inc. 5.00%, 04/01/2032	148,357
	TeamSystem SpA
EUR 400,000	5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	472,861
200,000	5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(6)	236,430
		1,167,811
	Telecommunications - 2.0%
	Africell Holding Ltd.
$ 1,235,000	10.50%, 10/23/2029(1)(7)	1,235,067
402,000	10.50%, 10/23/2029(6)(7)	402,046
863,129	Altice France SA 6.50%, 04/15/2032(1)	843,027
	AT&T, Inc.
105,000	3.85%, 06/01/2060	71,914
90,000	4.30%, 12/15/2042	76,097
152,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	159,422
780,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	803,721
123,000	EchoStar Corp. 6.75%, 11/30/2030(8)	125,182
EUR 525,000	Eolo SpA 4.88%, 10/21/2028(6)	572,126
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	239,713
$ 235,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	240,577
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	981,055
$ 950,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	884,537
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(6)	474,569
$ 565,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	574,761
	Telecom Argentina SA
680,000	8.50%, 01/20/2036(1)	686,290
229,000	9.25%, 05/28/2033(1)	241,703
299,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	312,705
	Veon Midco BV
1,040,000	3.38%, 11/25/2027(6)	995,156
450,000	9.00%, 07/15/2029(1)	471,328
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(6)	209,366
655,000	WULF Compute LLC 7.75%, 10/15/2030(1)	683,178
		11,283,540
	Water - 0.2%
	Aegea Finance SARL
1,075,000	7.63%, 01/20/2036(1)	1,049,114
320,000	7.63%, 01/20/2036(6)	312,294
		1,361,408
	Total Corporate Bonds (cost $122,026,411)	$126,423,005
FOREIGN GOVERNMENT OBLIGATIONS - 4.7%
	Angola - 0.2%
985,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$966,171

129

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.7% - (continued)
	Argentina - 0.2%
$ 1,200,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$928,200
420,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	438,690
		1,366,890
	Benin - 0.2%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	805,266
	Brazil - 0.1%
	Brazil Notas do Tesouro Nacional
BRL 1,086,000	10.00%, 01/01/2029	193,749
1,678,000	10.00%, 01/01/2031	284,951
433,000	10.00%, 01/01/2033	70,549
154,000	10.00%, 01/01/2035	24,447
		573,696
	Cameroon - 0.3%
$ 1,850,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(6)	1,792,262
	Chile - 0.0%
	Bonos de la Tesoreria de la Republica en pesos
CLP 15,000,000	5.00%, 03/01/2035	16,812
95,000,000	6.00%, 04/01/2033(6)	113,558
75,000,000	6.20%, 10/01/2040(6)	93,685
		224,055
	Colombia - 0.5%
	Colombia Government International Bonds
EUR 100,000	5.00%, 09/19/2032	114,607
$ 1,380,000	5.00%, 06/15/2045	1,014,990
EUR 770,000	6.50%, 11/26/2038	895,149
	Colombia TES
COP 485,700,000	6.25%, 07/09/2036	84,959
263,300,000	7.75%, 09/18/2030	58,816
1,624,600,000	9.25%, 05/28/2042	342,115
588,600,000	11.75%, 01/24/2035	153,219
		2,663,855
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 2,710,000	1.50%, 04/24/2040	88,850
7,890,000	2.00%, 10/13/2033	328,932
3,320,000	3.50%, 05/30/2035	151,604
5,730,000	4.20%, 12/04/2036(6)	273,283
4,350,000	4.25%, 10/24/2034	210,771
1,000,000	4.50%, 11/11/2032	49,919
2,840,000	5.30%, 09/19/2035	148,102
		1,251,461
	Ecuador - 0.3%
	Ecuador Government International Bonds
$ 838,295	6.90%, 07/31/2035(1)(3)	763,687
1,120,000	9.25%, 01/29/2039(1)	1,148,000
		1,911,687
	Gabon - 0.3%
2,225,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	1,893,989
	Hungary - 0.1%
	Hungary Government Bonds
HUF 71,980,000	3.00%, 10/27/2038	152,569
89,680,000	7.00%, 10/24/2035	286,849
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.7% - (continued)
	Hungary - 0.1% - (continued)
	Hungary Government International Bonds
EUR 72,000	4.25%, 05/26/2033(6)	$85,797
55,000	4.25%, 05/26/2033(6)	65,540
		590,755
	India - 0.1%
	India Government Bonds
INR 8,890,000	6.64%, 06/16/2035	95,575
39,660,000	7.30%, 06/19/2053	425,005
		520,580
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 798,000,000	5.88%, 03/15/2031	47,771
2,568,000,000	7.13%, 08/15/2040	161,180
724,000,000	7.13%, 06/15/2042	44,989
1,249,000,000	7.13%, 06/15/2043	77,983
2,278,000,000	7.13%, 08/15/2045	142,854
		474,777
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 145,000	3.58%, 07/15/2032	37,062
152,000	3.89%, 08/15/2029	39,451
1,880,000	3.90%, 11/30/2026	480,970
1,285,000	3.90%, 11/16/2027	331,450
428,000	3.91%, 07/15/2026	109,146
143,000	4.46%, 03/31/2053	39,028
121,000	4.70%, 10/15/2042	33,829
		1,070,936
	Mexico - 0.5%
	Mexico Bonos
MXN 13,376,000	7.75%, 05/29/2031	747,077
4,716,100	7.75%, 11/13/2042	234,604
271,700	8.00%, 11/07/2047	13,686
1,873,400	8.00%, 07/31/2053	93,553
2,180,600	8.00%, 04/29/2055	108,458
	Mexico Cetes
2,603,450	0.00%, 09/02/2027(5)	132,675
26,553,830	0.00%, 10/28/2027(5)	1,334,192
$ 78,000	Mexico Government International Bonds 5.75%, 10/12/2110	64,689
		2,728,934
	Peru - 0.0%
	Peru Government Bonds
PEN 117,000	5.35%, 08/12/2040	31,064
216,000	7.60%, 08/12/2039(6)	70,504
		101,568
	Poland - 0.0%
	Republic of Poland Government Bonds
PLN 300,000	5.00%, 10/25/2034	84,598
447,000	5.00%, 10/25/2035	125,009
		209,607
	Romania - 0.6%
	Romania Government Bonds
RON 1,755,000	6.75%, 04/25/2035	410,383
475,000	7.10%, 07/31/2034	113,888
530,000	8.25%, 09/29/2032	134,536
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(6)	651,103
510,000	2.88%, 04/13/2042(6)	417,429
340,000	3.75%, 02/07/2034(6)	371,041
1,000,000	5.38%, 03/22/2031(6)	1,253,926
		3,352,306

130

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.7% - (continued)
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 1,283,000	8.75%, 01/31/2044	$78,178
1,095,000	8.75%, 02/28/2048	66,949
4,540,000	8.88%, 02/28/2035	296,060
3,209,000	9.88%, 03/31/2039	216,695
		657,882
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 793,730	3.60%, 05/15/2036(1)(3)	784,002
1,231,270	3.60%, 02/15/2038(1)(3)	1,218,950
		2,002,952
	Supranational - 0.1%
	Asian Infrastructure Investment Bank
INR 15,600,000	6.65%, 06/30/2033(6)	162,601
13,400,000	7.00%, 03/01/2029(6)	145,407
16,000,000	European Bank for Reconstruction & Development 6.75%, 01/13/2032	171,359
12,500,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	127,784
		607,151
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,903,000	1.60%, 06/17/2035	181,227
1,673,000	2.98%, 06/17/2045	54,115
1,002,000	3.30%, 06/17/2038	35,495
3,014,000	3.45%, 06/17/2043	104,585
		375,422
	Turkey - 0.1%
	Turkiye Government Bonds
TRY 3,072,000	26.20%, 10/05/2033	66,287
17,469,000	27.70%, 09/27/2034	401,305
8,168,000	30.00%, 09/12/2029	185,249
		652,841
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 1,413,000	8.00%, 10/29/2035	38,018
5,771,000	9.75%, 07/20/2033	168,496
		206,514
	Total Foreign Government Obligations (cost $25,139,904)	$27,001,557
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.2%
$ 725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$772,773
	Tobacco - 0.0%
25,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	22,812
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,665
100,000	6.81%, 11/15/2040	110,587
		115,252
	Total Municipal Bonds (cost $893,513)	$910,837
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11)
	Aerospace & Defense - 0.1%
	TransDigm, Inc.
$ 293,639	6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$293,446
271,563	6.17%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	271,345
		564,791
	Airlines - 0.1%
320,937	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	307,098
257,400	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	257,722
		564,820
	Apparel - 0.2%
786,577	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	785,507
248,750	Varsity Brands, Inc. 6.68%, 08/26/2031, 1 mo. USD Term SOFR + 3.00%	248,501
		1,034,008
	Auto Parts & Equipment - 0.1%
309,225	Clarios Global LP 6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	309,321
	Beverages - 0.1%
492,528	Pegasus BidCo BV 6.60%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	492,528
	Chemicals - 0.1%
128,700	AAP Buyer, Inc. 6.42%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	128,861
492,021	Ineos U.S. Finance LLC 6.67%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	342,776
337,018	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	336,317
		807,954
	Commercial Services - 0.3%
261,201	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	261,789
194,515	Cimpress PLC 6.17%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	194,395
295,489	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	292,720
347,355	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	341,818
172,568	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	172,568
239,685	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	179,764
375,651	Wand NewCo 3, Inc. 6.17%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	375,249
		1,818,303
	Construction Materials - 0.2%
246,124	Cornerstone Building Brands, Inc. 7.03%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	189,311
345,638	Emerald Borrower LP 6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	344,992

131

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Construction Materials - 0.2% - (continued)
$ 393,271	Quikrete Holdings, Inc. 5.92%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	$393,270
296,250	Wilsonart LLC 7.92%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	286,474
		1,214,047
	Distribution/Wholesale - 0.2%
220,621	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	221,142
254,255	Core & Main LP 5.69%, 07/27/2028, 3 mo. USD Term SOFR + 2.00%	254,572
492,525	Windsor Holdings III LLC 6.42%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	493,451
		969,165
	Diversified Financial Services - 0.2%
295,515	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	295,453
306,902	Focus Financial Partners LLC 6.17%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	304,775
297,007	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	295,894
		896,122
	Electronics - 0.0%
291,458	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	291,531
	Engineering & Construction - 0.1%
493,750	Brown Group Holding LLC 6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	493,444
246,231	KKR Apple Bidco LLC 6.17%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	246,174
		739,618
	Entertainment - 0.2%
223,779	Banijay Entertainment SAS 6.44%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	224,395
492,481	Caesars Entertainment, Inc. 5.92%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	488,541
295,477	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	275,672
257,407	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	257,718
		1,246,326
	Environmental Control - 0.1%
570,173	Filtration Group Corp. 6.42%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	570,532
	Food - 0.2%
493,750	B&G Foods, Inc. 7.17%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	467,418
196,890	CHG PPC Parent LLC 6.79%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	197,137
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Food - 0.2% - (continued)
$ 135,000	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	$134,704
150,036	U.S. Foods, Inc. 5.42%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	151,091
		950,350
	Healthcare - Products - 0.1%
236,289	Insulet Corp. 5.67%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	237,286
91,710	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	91,928
		329,214
	Healthcare - Services - 0.0%
196,899	ADMI Corp. 7.16%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	187,546
	Home Furnishings - 0.1%
594,011	AI Aqua Merger Sub, Inc. 6.77%, 07/31/2028, 3 mo. USD Term SOFR + 3.00%	593,875
152,841	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	153,749
		747,624
	Insurance - 0.6%
493,267	Acrisure LLC 6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	491,417
448,536	Alliant Holdings Intermediate LLC 6.17%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	446,993
	Asurion LLC
492,366	7.77%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	492,750
98,131	9.04%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	97,978
505,321	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	504,907
297,000	Ryan Specialty Group LLC 5.67%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	296,753
689,788	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	686,663
466,957	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	466,374
		3,483,835
	Internet - 0.2%
	MH Sub I LLC
470,361	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	425,343
318,373	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	259,872
155,964	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	96,580
99,250	Plano HoldCo, Inc. 7.17%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	93,295
		875,090
	Investment Company Security - 0.0%
143,550	Dragon Buyer, Inc. 6.42%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	140,949

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	IT Services - 0.3%
$ 742,514	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	$727,664
740,644	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	653,618
107,419	NCR Atleos LLC 6.70%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	105,942
239,456	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	220,824
		1,708,048
	Leisure Time - 0.1%
590,722	MajorDrive Holdings IV LLC 7.93%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	561,186
270,885	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	271,646
		832,832
	Machinery-Diversified - 0.1%
344,783	TK Elevator Midco GmbH 6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	345,369
	Media - 0.1%
272,257	Century De Buyer LLC 6.67%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	269,738
	EW Scripps Co.
61,872	7.14%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	59,166
43,308	9.54%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	43,651
1	NEP Group, Inc. 8.17%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	1
		372,556
	Miscellaneous Manufacturing - 0.1%
345,625	LTI Holdings, Inc. 7.42%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	346,091
	Packaging & Containers - 0.3%
990,031	Berlin Packaging LLC 6.91%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	987,952
497,959	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	495,181
165,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	165,155
344,597	TricorBraun Holdings, Inc. 6.92%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	325,716
		1,974,004
	Pharmaceuticals - 0.1%
99,750	Amneal Pharmaceuticals LLC 7.17%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	99,999
273,625	Bausch Health Cos., Inc. 9.92%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	266,473
		366,472
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Pipelines - 0.1%
$ 492,513	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	$492,375
296,522	Traverse Midstream Partners LLC 6.17%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	296,523
		788,898
	REITS - 0.0%
270,854	Iron Mountain, Inc. 5.67%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	267,891
	Retail - 0.3%
259,296	1011778 BC Unlimited Liability Co. 5.42%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	258,388
168,725	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	168,556
171,413	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	171,199
443,647	IRB Holding Corp. 6.17%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	443,350
246,875	Johnstone Supply LLC 6.18%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	246,705
492,500	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	473,086
202,438	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	201,806
		1,963,090
	Software - 0.7%
197,482	Ascend Learning LLC 6.67%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	194,952
567,776	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	559,850
496,250	Boxer Parent Co., Inc. 6.82%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	476,400
492,306	Cast & Crew Payroll LLC 7.42%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	303,261
270,882	Cotiviti Corp. 6.45%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	250,059
344,629	EP Purchaser LLC 7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	205,916
271,562	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	269,357
492,288	Polaris Newco LLC 7.68%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	452,723
492,525	Rocket Software, Inc. 7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	469,440
192,847	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	192,672
394,264	UKG, Inc. 6.17%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	383,914
		3,758,544
	Telecommunications - 0.2%
495,000	Crown Subsea Communications Holding, Inc. 7.17%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	495,772

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Telecommunications - 0.2% - (continued)
$ 246,237	Venga Finance SARL 7.83%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	$246,853
246,130	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	245,206
		987,831
	Transportation - 0.2%
597,586	First Student Bidco, Inc. 6.17%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	596,388
197,253	Genesee & Wyoming, Inc. 5.42%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	196,891
218,900	Savage Enterprises LLC 6.17%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	219,173
273,044	Third Coast Infrastructure LLC 7.42%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	273,216
		1,285,668
	Total Senior Floating Rate Interests (cost $34,330,609)	$33,230,968
U.S. GOVERNMENT AGENCIES - 6.9%
	Mortgage-Backed Agencies - 6.9%
	Farm Credit Bank of Texas - 0.1%
250,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(2)(9)	$260,061
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(2)(9)	338,456
		598,517
	Federal Home Loan Mortgage Corp. - 2.1%
244,601	2.50%, 12/25/2050(12)	37,991
278,685	3.00%, 12/25/2052(12)	49,687
203,591	3.50%, 06/25/2049(12)	35,875
199,204	4.00%, 01/25/2052(12)	40,848
244,219	4.50%, 05/25/2050(12)	45,751
159,495	5.00%, 07/01/2040	161,360
976,325	5.50%, 09/01/2040	998,571
579,126	5.50%, 11/01/2054	587,432
757,258	5.50%, 06/01/2055	775,956
3,146,601	5.50%, 12/01/2055	3,191,732
600,000	7.95%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	625,073
1,280,000	10.80%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,341,437
1,250,000	11.41%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,510,683
1,375,000	11.50%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,443,324
895,000	15.20%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	1,244,001
		12,089,721
	Federal National Mortgage Association - 0.2%
396,746	2.00%, 07/25/2041(12)	37,763
214,032	3.00%, 10/25/2050(12)	38,678
593,801	5.00%, 08/01/2040	600,722
566,170	5.00%, 07/25/2051	566,888
216,921	6.00%, 04/01/2039	224,894
		1,468,945
	Government National Mortgage Association - 1.9%
125,000	2.50%, 02/20/2052	108,336
5,497,000	2.50%, 02/20/2056(13)	4,760,493
203,210	3.50%, 02/20/2043(12)	33,564
293,094	3.50%, 08/20/2051(12)	51,312
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.9% - (continued)
	Mortgage-Backed Agencies - 6.9% - (continued)
	Government National Mortgage Association - 1.9% - (continued)
$ 30,000	4.50%, 02/20/2056(13)	$29,291
1,225,000	5.00%, 03/20/2055(13)	1,222,555
1,035,000	5.00%, 02/20/2056(13)	1,034,754
1,590,000	5.50%, 02/20/2056(13)	1,607,367
1,925,000	5.50%, 03/20/2056(13)	1,943,470
		10,791,142
	Tennessee Valley Authority Power - 0.0%
100,000	4.88%, 05/15/2035	102,990
	Uniform Mortgage-Backed Security - 2.6%
165,000	2.50%, 02/01/2056(13)	140,031
1,865,000	3.00%, 02/01/2056(13)	1,652,739
425,000	3.50%, 02/01/2056(13)	393,054
1,700,000	4.00%, 02/01/2056(13)	1,623,382
4,010,000	4.50%, 03/01/2040(13)	4,009,903
365,000	4.50%, 02/01/2056(13)	357,560
1,445,000	5.00%, 02/01/2056(13)	1,444,602
2,010,000	5.50%, 02/01/2041(13)	2,053,947
720,000	5.50%, 02/01/2056(13)	730,015
1,645,000	6.00%, 03/01/2055(13)	1,683,611
795,000	6.00%, 02/01/2056(13)	814,064
5,000	6.50%, 02/01/2056(13)	5,178
		14,908,086
	Total U.S. Government Agencies (cost $39,983,422)	$39,959,401
U.S. GOVERNMENT SECURITIES - 7.6%
	U.S. Treasury Securities - 7.6%
	U.S. Treasury Bonds - 0.7%
1,981,400	3.00%, 08/15/2048(14)	$1,462,057
550,000	3.63%, 02/15/2053	443,115
1,394,900	3.63%, 05/15/2053(14)(15)	1,122,840
140,000	4.75%, 02/15/2045	138,698
500,000	4.75%, 11/15/2053(14)	488,418
576,100	4.75%, 05/15/2055	563,228
		4,218,356
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
5,163,345	0.25%, 02/15/2050(16)	2,968,546
3,651,133	0.75%, 02/15/2042(16)	2,849,447
702,081	0.75%, 02/15/2045(16)	512,303
684,065	1.00%, 02/15/2046(16)	515,544
1,655,207	1.38%, 02/15/2044(14)(16)	1,387,709
		8,233,549
	U.S. Treasury Inflation-Indexed Notes - 0.8%
4,313,192	1.88%, 07/15/2034(14)(16)	4,362,867
	U.S. Treasury Notes - 4.7%
9,025,000	3.38%, 09/15/2028	8,977,407
208,300	3.50%, 12/15/2028	207,730
5,505,000	3.63%, 03/31/2028	5,513,602
130,000	3.75%, 04/15/2028	130,523
7,115,000	3.88%, 06/30/2030	7,148,630
1,725,000	4.13%, 11/15/2032	1,736,522
310,000	4.25%, 11/15/2034	311,429
3,155,000	4.25%, 05/15/2035	3,161,902
		27,187,745
	Total U.S. Government Securities (cost $45,054,392)	$44,002,517
COMMON STOCKS - 25.0%
	Automobiles & Components - 0.9%
47,890	Bridgestone Corp.	$1,078,208
16,148	Hero MotoCorp Ltd.	972,630

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.0% - (continued)
	Automobiles & Components - 0.9% - (continued)
45,257	Honda Motor Co. Ltd.	$455,174
3,868	Hyundai Motor Co.	1,346,472
1,408	Mercedes-Benz Group AG	96,228
43,476	Toyota Motor Corp.	985,405
		4,934,117
	Banks - 3.1%
5,102	ANZ Group Holdings Ltd.	129,797
10,695	Banca Monte dei Paschi di Siena SpA	110,948
40,150	Banco Bilbao Vizcaya Argentaria SA	1,019,153
8,052	Bank of Montreal(7)	1,096,170
15,441	Bank of Nova Scotia	1,154,404
5,745	Bank Polska Kasa Opieki SA	349,399
167,494	Barclays PLC	1,117,866
44,584	BPER Banca SpA	627,896
34,823	CaixaBank SA	459,670
18,311	Citizens Financial Group, Inc.	1,153,227
16,730	Hana Financial Group, Inc.	1,162,435
179,153	Hong Leong Bank Bhd.	1,172,539
64,390	HSBC Holdings PLC	1,135,899
8,331	JP Morgan Chase & Co.	2,548,370
6,326	Mitsubishi UFJ Financial Group, Inc.	114,566
8,907	Mizuho Financial Group, Inc.	386,723
28,767	Powszechna Kasa Oszczednosci Bank Polski SA	748,254
11,568	Standard Bank Group Ltd.	212,596
3,214	Sumitomo Mitsui Financial Group, Inc.	113,102
11,907	Toronto-Dominion Bank	1,112,830
21,807	Truist Financial Corp.	1,121,316
8,177	U.S. Bancorp	458,811
5,418	UniCredit SpA	472,157
1,435	Wells Fargo & Co.	129,853
		18,107,981
	Capital Goods - 1.5%
31,493	AGC, Inc.	1,162,075
8,034	Atlas Copco AB Class B	144,513
14,255	Bouygues SA	770,537
211	Caterpillar, Inc.	138,703
1,565	Contemporary Amperex Technology Co. Ltd. Class H(7)	97,652
378	Eaton Corp. PLC	132,837
832	Emerson Electric Co.	122,271
1,060	Fujikura Ltd.	133,228
895	Johnson Controls International PLC	106,738
5,676	Komatsu Ltd.	217,250
23,560	Kone OYJ Class B	1,693,136
590	Lockheed Martin Corp.	374,190
6,399	PACCAR, Inc.	786,501
2,311	RTX Corp.	464,349
524	Schneider Electric SE	150,232
3,831	Siemens AG	1,158,227
3,766	SKF AB Class B	98,468
3,035	Sumitomo Corp.	123,248
4,082	Vinci SA	586,929
8,303	Volvo AB Class B	301,709
		8,762,793
	Commercial & Professional Services - 0.1%
8,001	Paychex, Inc.	825,143
	Consumer Discretionary Distribution & Retail - 0.5%
5,144	Alibaba Group Holding Ltd.	109,431
1,664	Best Buy Co., Inc.	108,326
8,727	Canadian Tire Corp. Ltd. Class A(7)	1,073,658
3,847	Genuine Parts Co.	534,695
1,049	Home Depot, Inc.	392,945
2,216	Industria de Diseno Textil SA	144,195
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.0% - (continued)
	Consumer Discretionary Distribution & Retail - 0.5% - (continued)
13,098	JD.com, Inc. Class A	$186,786
4,079	Pop Mart International Group Ltd.(1)(7)	116,605
		2,666,641
	Consumer Durables & Apparel - 0.2%
851	Garmin Ltd.	171,596
9,847	Sankyo Co. Ltd.	154,032
37,971	Sekisui House Ltd.	846,252
		1,171,880
	Consumer Services - 0.1%
459	McDonald's Corp.	144,585
18,138	OPAP SA	365,498
1,212	Starbucks Corp.	111,443
		621,526
	Consumer Staples Distribution & Retail - 0.0%
1,066	Target Corp.	112,431
	Energy - 1.3%
10,865	Baker Hughes Co.	608,875
11,640	Chevron Corp.	2,059,116
7,077	Eni SpA	144,647
16,009	Exxon Mobil Corp.	2,263,673
14,964	ONEOK, Inc.	1,184,999
10,544	ORLEN SA	320,459
2,062	Phillips 66	296,021
9,579	TotalEnergies SE	696,668
1,811	Williams Cos., Inc.	121,808
		7,696,266
	Equity Real Estate Investment Trusts (REITs) - 1.1%
5,147	Alexandria Real Estate Equities, Inc. REIT	281,232
3,681	BXP, Inc. REIT	238,050
907	Digital Realty Trust, Inc. REIT	150,517
861	Extra Space Storage, Inc. REIT	118,792
24,138	Gaming & Leisure Properties, Inc. REIT	1,080,176
23,758	Healthpeak Properties, Inc. REIT	409,588
2,424	Iron Mountain, Inc. REIT	223,323
1,188	Nippon Building Fund, Inc. REIT	1,101,971
375,037	Scentre Group REIT	1,062,843
4,103	Simon Property Group, Inc. REIT	784,945
123,416	Stockland REIT	461,774
6,512	WP Carey, Inc. REIT	454,212
		6,367,423
	Financial Services - 1.4%
26,690	Annaly Capital Management, Inc. REIT	614,137
3,397	Ares Management Corp. Class A	508,429
707	Blackrock, Inc.	791,091
1,253	Blackstone, Inc.	178,452
75,073	China Galaxy Securities Co. Ltd. Class H	100,950
1,535	CME Group, Inc.	443,707
98,940	FirstRand Ltd.	564,340
39,382	Franklin Resources, Inc.	1,048,349
2,303	Interactive Brokers Group, Inc. Class A	172,449
9,019	Korea Investment Holdings Co. Ltd.	1,349,194
539	Partners Group Holding AG	734,950
75,750	Schroders PLC	469,175
980	State Street Corp.	128,243
10,043	T. Rowe Price Group, Inc.	1,061,344
		8,164,810
	Food, Beverage & Tobacco - 1.5%
21,612	Altria Group, Inc.	1,339,728
3,518	British American Tobacco PLC	212,535
10,927	Coca-Cola Co.	817,449
10,639	General Mills, Inc.	492,160
1,003	J.M. Smucker Co.	105,174

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.0% - (continued)
	Food, Beverage & Tobacco - 1.5% - (continued)
29,560	JDE Peet's NV	$1,112,849
31,697	Kraft Heinz Co.	752,487
11,278	KT&G Corp.	1,205,839
3,621	Luxco Co. Ltd.*	68,151
2,056	Nestle SA	196,197
4,736	PepsiCo, Inc.	727,592
9,753	Philip Morris International, Inc.	1,750,078
		8,780,239
	Health Care Equipment & Services - 0.4%
20,663	CVS Health Corp.	1,539,807
2,222	Medtronic PLC	228,777
1,657	UnitedHealth Group, Inc.	475,443
		2,244,027
	Household & Personal Products - 0.2%
2,208	Kimberly-Clark Corp.	220,778
5,955	Procter & Gamble Co.	903,790
		1,124,568
	Insurance - 1.7%
6,704	Admiral Group PLC	252,298
3,256	Allianz SE	1,433,687
22,213	Aviva PLC	193,650
25,105	AXA SA	1,144,765
595	Fairfax Financial Holdings Ltd.(7)	981,928
10,400	Gjensidige Forsikring ASA	296,011
92,757	Legal & General Group PLC	336,783
17,308	MS&AD Insurance Group Holdings, Inc.	440,966
952	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	576,985
20,655	New China Life Insurance Co. Ltd. Class H	167,955
48,162	Phoenix Group Holdings PLC	488,154
7,659	Prudential Financial, Inc.	850,991
63,891	Sanlam Ltd.	399,473
9,927	Suncorp Group Ltd.	116,860
2,021	Swiss Re AG	322,923
775	Talanx AG	97,751
22,294	Tokio Marine Holdings, Inc.	830,954
955	Zurich Insurance Group AG	679,408
		9,611,542
	Materials - 1.7%
2,314	Anglogold Ashanti PLC	208,601
1,699	Arkema SA	102,317
7,585	BASF SE	411,213
43,774	China Hongqiao Group Ltd.	200,208
126,057	CMOC Group Ltd. Class H	354,291
30,933	Dow, Inc.	852,204
8,514	Evonik Industries AG	131,881
384,841	Evraz PLC*(4)	—
6,406	Fresnillo PLC	315,474
5,791	Gold Fields Ltd.	286,392
36,506	Grupo Mexico SAB de CV Series B	405,355
13,744	Impala Platinum Holdings Ltd.	256,178
3,975	International Paper Co.	160,272
14,270	LyondellBasell Industries NV Class A	699,230
42,485	Norsk Hydro ASA	377,177
66,561	Northern Star Resources Ltd.	1,223,611
14,959	Rio Tinto Ltd.(7)	1,558,500
12,127	Rio Tinto PLC	1,106,398
6,000	Smurfit WestRock PLC	249,780
12,248	UPM-Kymmene OYJ	337,899
83,427	Zijin Mining Group Co. Ltd. Class H	434,990
		9,671,971
	Media & Entertainment - 0.2%
11,843	Omnicom Group, Inc.	912,385
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
10,267	AbbVie, Inc.	$2,289,644
890	Amgen, Inc.	304,273
5,804	AstraZeneca PLC	1,081,367
14,980	Bristol-Myers Squibb Co.	824,649
3,853	Gilead Sciences, Inc.	546,933
7,474	Johnson & Johnson	1,698,466
12,034	Merck & Co., Inc.	1,326,989
6,766	Novo Nordisk AS Class B	401,760
54,481	Pfizer, Inc.	1,440,478
1,837	Roche Holding AG	835,357
3,973	Sanofi SA	374,748
25,759	Torrent Pharmaceuticals Ltd.	1,109,998
7,492	WuXi AppTec Co. Ltd. Class H(1)	106,611
		12,341,273
	Real Estate Management & Development - 0.3%
1,402,415	China Jinmao Holdings Group Ltd.	310,611
27,625	China Resources Land Ltd.	108,185
100,063	Hulic Co. Ltd.	1,192,442
44,439	KE Holdings, Inc. Class A	282,504
		1,893,742
	Semiconductors & Semiconductor Equipment - 0.9%
1,095	Analog Devices, Inc.	340,414
976	Broadcom, Inc.	323,349
1,384	Marvell Technology, Inc.	109,225
2,344	Microchip Technology, Inc.	177,956
4,837	NVIDIA Corp.	924,496
8,520	QUALCOMM, Inc.	1,291,547
499	Teradyne, Inc.	120,284
5,323	Texas Instruments, Inc.	1,147,373
1,714	Tokyo Electron Ltd.	456,710
		4,891,354
	Software & Services - 1.0%
3,517	Accenture PLC Class A	927,222
677	Capgemini SE	105,191
14,979	Gen Digital, Inc.	359,346
9,546	Infosys Ltd.	170,742
5,669	International Business Machines Corp.	1,738,682
2,028	Microsoft Corp.	872,628
2,795	NEC Corp.	94,750
1,485	Oracle Corp.	244,401
8,877	Otsuka Corp.	176,000
41,986	Sage Group PLC	550,571
1,039	SAP SE	207,559
2,311	Trend Micro, Inc.	90,656
		5,537,748
	Technology Hardware & Equipment - 1.9%
5,404	Accton Technology Corp.	188,941
21,279	Amano Corp.	540,052
3,174	Amphenol Corp. Class A	457,310
3,599	Apple, Inc.	933,868
7,397	Asia Vital Components Co. Ltd.*	336,064
25,598	BYD Electronic International Co. Ltd.(7)	109,298
20,759	Canon, Inc.	631,881
23,008	Cisco Systems, Inc.	1,801,987
2,380	Corning, Inc.	245,735
13,289	Delta Electronics, Inc.	507,139
5,491	Elite Material Co. Ltd.	297,846
9,285	FUJIFILM Holdings Corp.	185,470
7,078	Gold Circuit Electronics Ltd.	154,562
22,348	Hewlett Packard Enterprise Co.	480,929
22,986	Hon Hai Precision Industry Co. Ltd.	158,889
40,911	HP, Inc.	795,310
2,036	King Slide Works Co. Ltd.	200,434
5,924	Murata Manufacturing Co. Ltd.	120,349
851	NetApp, Inc.	81,994

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.0% - (continued)
	Technology Hardware & Equipment - 1.9% - (continued)
1,846	Seagate Technology Holdings PLC	$752,596
19,040	Sunny Optical Technology Group Co. Ltd.	152,578
16,768	TDK Corp.	216,361
4,223	TE Connectivity PLC	940,800
13,763	Unimicron Technology Corp.	163,598
1,062	Wiwynn Corp.	119,042
3,059	Yokogawa Electric Corp.	101,984
		10,675,017
	Telecommunication Services - 0.8%
105,702	Advanced Info Service PCL	1,172,278
9,270	AT&T, Inc.	242,967
25,364	Comcast Corp. Class A	754,579
12,969	Telenor ASA	218,159
36,084	Verizon Communications, Inc.	1,606,459
64,068	Vodacom Group Ltd.	597,142
		4,591,584
	Transportation - 0.1%
5,017	United Parcel Service, Inc. Class B	532,906
	Utilities - 2.0%
76,637	APA Group	471,815
35,869	Canadian Utilities Ltd. Class A	1,160,905
2,792	Dominion Energy, Inc.	167,995
4,152	Duke Energy Corp.	503,845
6,496	Edison International	404,571
22,621	Emera, Inc.(7)	1,121,207
29,975	Endesa SA	1,104,654
16,653	Enel SpA	183,991
22,868	Eversource Energy	1,580,865
63,961	Iberdrola SA	1,438,019
17,534	National Grid PLC	297,895
25,672	NextEra Energy, Inc.	2,256,569
27,231	Snam SpA	187,150
24,491	Terna - Rete Elettrica Nazionale	265,392
16,030	Veolia Environnement SA	601,240
		11,746,113
	Total Common Stocks (cost $126,964,758)	$143,985,480
EQUITY LINKED SECURITIES - 10.6%
	Automobiles & Components - 0.4%
29,541	General Motors Co. (Royal Bank of Canada) 12.00%, 02/25/2026*	$2,308,536
	Banks - 0.4%
29,247	Wells Fargo & Co. (Bank of Montreal) 12.00%, 02/25/2026*	2,609,043
	Capital Goods - 1.1%
5,153	GE Vernova, Inc. (Mizuho Markets Cayman LP) 12.00%, 04/22/2026*	3,706,418
8,319	General Electric Co. (Nomura America Finance LLC) 12.00%, 03/25/2026*	2,573,010
		6,279,428
	Consumer Discretionary Distribution & Retail - 0.5%
11,559	Amazon.Com, Inc. (Royal Bank of Canada) 12.00%, 02/25/2026*	2,709,401
	Consumer Staples Distribution & Retail - 0.4%
18,991	Dollar Tree, Inc. (Nomura America Finance LLC) 12.00%, 03/25/2026*	2,259,446
Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.6% - (continued)
	Energy - 0.4%
11,431	Valero Energy Corp. (Mizuho Markets Cayman LP) 12.00%, 04/22/2026*	$2,082,837
	Financial Services - 0.8%
1,887	Blackrock, Inc. (Nomura America Finance LLC) 12.00%, 03/25/2026*	2,065,537
4,625	Mastercard, Inc. (Mizuho Markets Cayman LP) 12.00%, 04/22/2026*	2,502,110
		4,567,647
	Health Care Equipment & Services - 0.3%
25,838	CVS Health Corp. (BNP Paribas Issuance BV) 12.00%, 03/25/2026*	1,953,914
	Materials - 0.4%
20,233	Newmont Corp. (BNP Paribas Issuance BV) 12.00%, 03/25/2026*	2,196,050
	Media & Entertainment - 1.6%
13,852	Alphabet, Inc. (Mizuho Markets Cayman LP) 12.00%, 04/22/2026*	4,660,556
3,476	Meta Platforms, Inc. (BNP Paribas Issuance BV) 12.00%, 03/25/2026*	2,463,790
17,723	Walt Disney Co. (HSBC Bank PLC) 12.00%, 04/22/2026*	1,990,777
		9,115,123
	Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
2,913	Eli Lilly & Co. (HSBC Bank PLC) 12.00%, 04/22/2026*	3,024,768
26,429	Merck & Co., Inc. (Nomura America Finance LLC) 12.00%, 02/25/2026*	2,809,283
		5,834,051
	Semiconductors & Semiconductor Equipment - 1.2%
7,308	Broadcom, Inc. (BNP Paribas Issuance BV) 12.00%, 03/25/2026*	2,432,124
24,653	Nvidia Corp. (HSBC Bank PLC) 12.00%, 04/22/2026*	4,684,830
		7,116,954
	Software & Services - 1.0%
7,417	Intl Business Machines Corp. (HSBC Bank PLC) 12.00%, 04/22/2026*	2,281,799
7,963	Microsoft Corp. (Societe Generale) 12.00%, 02/25/2026*	3,467,304
		5,749,103
	Technology Hardware & Equipment - 1.1%
15,061	Apple, Inc. (Royal Bank of Canada) 12.00%, 02/25/2026*	3,939,286
19,338	Arista Networks, Inc. (HSBC Bank) 12.00%, 03/25/2026*	2,687,351
		6,626,637
	Total Equity Linked Securities (cost $60,397,006)	$61,408,170
PREFERRED STOCKS - 1.4%
	Automobiles & Components - 0.2%
2,118	Bayerische Motoren Werke AG (Preference Shares)(17)	$218,462

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.4% - (continued)
	Automobiles & Components - 0.2% - (continued)
1,360	Hyundai Motor Co. (Preference Shares)(17)	$256,862
3,067	Hyundai Motor Co. (Preference Shares)(17)	566,194
		1,041,518
	Banks - 0.2%
105	Bank of America Corp. Series L, 7.25%(18)	130,830
5,425	Bank of America Corp. Series QQ, 4.25%(18)	95,860
16,600	Citigroup, Inc. Series II, 6.25%*(18)	416,494
12,650	Citizens Financial Group, Inc. Series I, 6.50%(7)(18)	323,207
5,175	JP Morgan Chase & Co. Series MM, 4.20%(7)(18)	96,152
		1,062,543
	Capital Goods - 0.1%
7,620	Boeing Co. (Preference Shares), 6.00%	569,366
	Financial Services - 0.3%
15,722	Ares Management Corp. Series B, 6.75%	751,983
1,821	Capital One Financial Corp. Series I, 5.00%(7)(18)	35,856
5,750	Capital One Financial Corp. Series N, 4.25%(18)	96,025
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%	117,159
8,211	KKR & Co., Inc. Series D, 6.25%	401,846
3,650	Morgan Stanley Series O, 4.25%(7)(18)	65,153
8,750	Morgan Stanley Series Q, 6.63%(7)(18)	229,425
11,950	Synchrony Financial Series B, 8.25%(18)	310,461
		2,007,908
	Insurance - 0.1%
8,874	Brighthouse Financial, Inc. Series C, 5.38%(18)	121,751
10,194	Enstar Group Ltd. Series D, 7.00%(18)	244,656
		366,407
	Technology Hardware & Equipment - 0.3%
22,635	Samsung Electronics Co. Ltd. (Preference Shares)(17)	1,833,458
	Telecommunication Services - 0.1%
5,612	T-Mobile USA, Inc. (Preference Shares), 5.50%	128,459
8,038	T-Mobile USA, Inc. (Preference Shares), 5.50%	184,311
		312,770
	Utilities - 0.1%
7,625	DTE Energy Co. Series H, 6.25%	189,100
5,193	PG&E Corp. Series A, 6.00%	207,512
1,669	Sempra (Preference Shares), 5.75%(7)	37,553
10,106	Southern Co. (Preference Shares), 6.50%(7)	260,634
		694,799
	Total Preferred Stocks (cost $6,429,241)	$7,888,769
	Total Long-Term Investments (cost $559,105,522)	$583,816,712
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 0.4%
$ 2,284,580
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value of
$2,285,277; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a market
value of $2,330,419
			$2,284,580
	Securities Lending Collateral - 1.7%
9,685,393	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(19)		9,685,393
	Total Short-Term Investments (cost $11,969,973)		$11,969,973
	Total Investments Excluding Purchased Options (cost $571,075,495)	103.4%	$595,786,685
	Total Purchased Options (cost $19,392)	0.0%	$24,503
	Total Investments (cost $571,094,887)	103.4%	$595,811,188
	Other Assets and Liabilities	(3.4)%	(19,537,960)
	Net Assets	100.0%	$576,273,228
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$146,804,405, representing 25.5% of net assets.

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Investment valued using significant unobservable inputs.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $61,658,178, representing 10.7% of net assets.

(7)	Represents entire or partial securities on loan.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(12)	Securities disclosed are interest-only strips.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $6,803,208.
(15)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of January 31, 2026, the market value of securities pledged was $805.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	Currently no rate available.
(18)	Perpetual security with no stated maturity date.
(19)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call CNY vs. Put USD	JPM	6.79	USD	07/09/2026	487,000	USD	487,000	$1,847	$1,880	$(33)
Call CNY vs. Put USD	BOA	6.79	USD	07/13/2026	489,000	USD	489,000	1,836	1,873	(37)
Call MXN vs. Put USD	MSC	16.97	USD	07/24/2026	132,000	USD	132,000	1,132	1,198	(66)
Call USD vs. Put EUR	BOA	1.15	EUR	07/03/2026	552,000	EUR	552,000	3,237	3,962	(725)
Call ZAR vs. Put USD	JPM	16.04	USD	04/07/2026	163,000	USD	163,000	2,243	1,100	1,143
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	325,000	USD	325,000	14,208	9,379	4,829
Total purchased OTC option contracts								$24,503	$19,392	$5,111
Written option contracts:
Puts
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(325,000)	USD	(325,000)	$(5,950)	$(3,253)	$(2,697)
Total Written Option Contract OTC option contracts								$(5,950)	$(3,253)	$(2,697)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	259	03/16/2026	$19,686,050	$22,613
CAC 40 Index Future	16	02/20/2026	1,543,135	(39,274)
Canadian 10-Year Bond Future	14	03/20/2026	1,244,901	(5,440)
Euro BUXL 30-Year Bond Future	25	03/06/2026	3,256,155	(33,221)
Euro-BTP Italian Bond Future	45	03/06/2026	6,460,096	10,754

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Euro-Schatz Future	20	03/06/2026	$2,534,396	$3,038
French Government Bond Future	19	03/06/2026	2,746,064	23,699
Japanese 10-Year Bond Future	2	03/13/2026	1,700,827	(22,360)
MSCI Emerging Markets Index Future	115	03/20/2026	8,744,600	209,270
MSCI Singapore Index Future	32	02/26/2026	1,156,890	586
S&P 500 (E-Mini) Future	59	03/20/2026	20,548,963	92,139
S&P TSX 60 Future	2	03/19/2026	544,251	(6,601)
Stockholm OMXS30 Index Future	32	02/20/2026	1,087,443	14,059
TOPIX Future	3	03/12/2026	693,396	37,010
U.S. Treasury 2-Year Note Future	239	03/31/2026	49,829,633	(88,420)
U.S. Treasury 5-Year Note Future	253	03/31/2026	27,559,211	(95,120)
U.S. Treasury 10-Year Note Future	629	03/20/2026	70,339,891	(753,083)
U.S. Treasury Long Bond Future	259	03/20/2026	29,817,375	(472,338)
U.S. Treasury Ultra Bond Future	73	03/20/2026	8,572,938	(235,050)
Total				$(1,337,739)
Short position contracts:
Euro-BOBL Future	(145)	03/06/2026	$(20,042,424)	$10,437
Euro-BUND Future	(55)	03/06/2026	(8,355,944)	(31,512)
FTSE 100 Index Future	(46)	03/20/2026	(6,413,691)	11,773
Long Gilt Future	(56)	03/27/2026	(6,961,619)	75,259
SPI 200 Future	(5)	03/19/2026	(768,335)	(15,503)
U.S. Treasury 10-Year Ultra Future	(69)	03/20/2026	(7,876,781)	(4,003)
Total				$46,451
Total futures contracts				$(1,291,288)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.00%	$3,715,000	02/01/2056	$(3,013,002)	$(15,984)
Uniform Mortgage-Backed Security, 2.50%	1,285,000	02/01/2056	(1,090,545)	(8,726)
Uniform Mortgage-Backed Security, 2.50%	2,210,000	03/01/2056	(1,874,704)	3,863
Uniform Mortgage-Backed Security, 3.00%	3,070,000	02/01/2056	(2,720,594)	7,280
Uniform Mortgage-Backed Security, 3.50%	425,000	03/01/2056	(392,605)	55
Uniform Mortgage-Backed Security, 3.50%	425,000	02/01/2056	(393,054)	(194)
Uniform Mortgage-Backed Security, 4.00%	2,345,000	02/01/2056	(2,239,312)	(14,358)
Uniform Mortgage-Backed Security, 4.50%	757,000	02/01/2056	(741,570)	(2,085)
Uniform Mortgage-Backed Security, 4.50%	1,335,000	03/01/2056	(1,306,276)	936
Uniform Mortgage-Backed Security, 5.00%	750,000	02/01/2056	(749,793)	939
Uniform Mortgage-Backed Security, 5.00%	4,950,000	03/01/2056	(4,941,675)	1,080
Uniform Mortgage-Backed Security, 5.00%	375,000	02/01/2041	(379,210)	1,445
Uniform Mortgage-Backed Security, 5.50%	960,000	02/01/2056	(973,354)	896
Uniform Mortgage-Backed Security, 5.50%	240,000	03/01/2056	(243,048)	158
Uniform Mortgage-Backed Security, 6.00%	460,000	02/01/2056	(471,031)	1,296
Uniform Mortgage-Backed Security, 6.50%	1,050,000	02/01/2056	(1,087,324)	2,338
Total TBA sale commitments (proceeds receivable $22,596,036)			$(22,617,097)	$(21,061)
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (3.9)% of total net assets.

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	DEUT	EUR	610,000	(1.00%)	12/20/2030	Quarterly	$—	$(3,921)	$(6,149)	$(2,228)
Total OTC credit default swap contracts							$—	$(3,921)	$(6,149)	$(2,228)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	NOM	USD	186	4.11%	02/04/2026	Annual	$—	$—	$1,599	$1,599
S&P 500 Energy Sector Total Return Index	NOM	USD	520	(4.16% )	02/04/2026	Annual	—	—	104,026	104,026
S&P 500 Financials Index	NOM	USD	595	4.11%	02/04/2026	Annual	—	—	59,336	59,336
S&P 500 Information Technology Index	NOM	USD	120	(4.17% )	02/04/2026	Annual	—	—	(22,465)	(22,465)
S&P 500 Materials Index	NOM	USD	923	4.11%	02/04/2026	Annual	—	—	(36,638)	(36,638)
S&P 500 Telecommunication Services Index	NOM	USD	729	(4.17% )	02/04/2026	Annual	—	—	50,090	50,090
Total OTC total return swap contracts							$—	$—	$155,948	$155,948

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	125,000	(1.00%)	06/20/2030	Quarterly	$2,219	$—	$657	$(1,562)
CDX.NA.HY.S45.V1	USD	33,281,251	(5.00%)	12/20/2030	Quarterly	—	(2,372,771)	(2,980,872)	(608,101)
ITRAXX-XOVER S44.V1	EUR	625,000	(5.00%)	12/20/2030	Quarterly	—	(77,123)	(84,076)	(6,953)
Total						$2,219	$(2,449,894)	$(3,064,291)	$(616,616)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	780,000	(1.00%)	12/20/2029	Quarterly	$3,427	$—	$(8,736)	$(12,163)
Total						$3,427	$—	$(8,736)	$(12,163)
Total centrally cleared credit default swap contracts						$5,646	$(2,449,894)	$(3,073,027)	$(628,779)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.20% Fixed	MXN	4,139,000	12/05/2035	Lunar	$—	$—	$3,037	$3,037
12 Mo. USD SOFR	3.71% Fixed	USD	4,642,000	03/18/2026	Annual	—	(18)	259	277
12 Mo. USD SOFR	3.41% Fixed	USD	692,000	12/16/2026	Annual	172	—	(254)	(426)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	—	—	(12,135)	(12,135)
3.60% Fixed	12 Mo. USD SOFR	USD	1,325,000	11/15/2032	Annual	—	—	4,362	4,362
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,147)	24,660	36,807
3.59% Fixed	12 Mo. USD SOFR	USD	3,875,000	09/20/2053	Annual	—	(12,900)	402,823	415,723
3 Mo. COP CPIBR	10.72% Fixed	COP	813,795,000	03/18/2036	Quarterly	—	—	(2,523)	(2,523)
3 Mo. THB THOR	1.74% Fixed	THB	8,994,000	03/18/2036	Quarterly	—	—	(5,319)	(5,319)
3 Mo. ZAR JIBAR	6.58% Fixed	ZAR	22,888,000	03/18/2027	Quarterly	—	(2)	2,420	2,422
3 Mo. ZAR JIBAR	7.32% Fixed	ZAR	4,976,000	03/18/2033	Quarterly	—	(7)	6,465	6,472
3 Mo. ZAR JIBAR	7.79% Fixed	ZAR	10,558,000	03/18/2036	Quarterly	—	(28)	19,825	19,853
6 mo. CZK PRIBOR	3.83% Fixed	CZK	4,246,000	03/18/2031	Annual	—	—	2,037	2,037

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 Mo. HUF BIBOR	6.79% Fixed	HUF	62,331,000	03/18/2036	Annual	$305	$—	$5,976	$5,671
6 Mo. PLN WIBOR	4.14% Fixed	PLN	216,000	03/18/2033	Annual	7	—	493	486
BZDIOVRA	13.74% Fixed	BRL	10,578,228	01/04/2027	At Maturity	—	(7)	1,651	1,658
BZDIOVRA	13.15% Fixed	BRL	1,860,471	01/03/2028	At Maturity	—	(3)	2,181	2,184
BZDIOVRA	13.18% Fixed	BRL	4,270,580	01/02/2029	At Maturity	—	—	9,871	9,871
BZDIOVRA	13.14% Fixed	BRL	877,029	01/02/2031	At Maturity	—	—	1,618	1,618
Total centrally cleared interest rate swaps contracts						$484	$(25,112)	$467,447	$492,075

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
189,750,000	ARS	126,754	USD	BNP	02/18/2026	$913
153,990,000	ARS	93,639	USD	CBK	07/14/2026	(6,041)
124,450,000	ARS	69,916	USD	CBK	10/16/2026	(2,919)
120,000	AUD	80,187	USD	CBK	03/18/2026	3,365
45,000	AUD	29,939	USD	DEUT	03/18/2026	1,393
4,180,000	BRL	749,305	USD	BOA	03/03/2026	39,315
3,965,000	BRL	718,347	USD	GSC	03/03/2026	29,710
135,000	BRL	24,852	USD	BNP	03/03/2026	617
135,000	BRL	25,810	USD	JPM	03/03/2026	(340)
45,000	CAD	32,865	USD	DEUT	03/18/2026	249
155,000	CAD	114,791	USD	BCLY	03/18/2026	(734)
85,200,000	CLP	92,912	USD	GSC	03/18/2026	4,560
92,200,000	CLP	102,102	USD	MSC	03/18/2026	3,379
179,963,000	CLP	203,302	USD	UBS(1)	03/18/2026	2,583
3,800,000	CNH	542,497	USD	BNP	03/18/2026	4,948
454,000	CNH	64,825	USD	SGG	03/18/2026	580
952,000	CNH	136,930	USD	DEUT	03/18/2026	220
464,000	CNH	66,930	USD	GSC	03/18/2026	(84)
658,000	CNY	94,763	USD	SSG	03/18/2026	167
64,000,000	COP	16,559	USD	DEUT	03/18/2026	588
725,450,000	COP	194,226	USD	SSG	03/18/2026	133
302,550,000	COP	81,134	USD	BNP	03/18/2026	(77)
198,800,000	COP	53,839	USD	BOA	03/18/2026	(578)
997,200,000	COP	269,005	USD	CBK	03/18/2026	(1,839)
4,520,000	CZK	217,376	USD	BOA	03/18/2026	2,867
410,000	CZK	19,913	USD	CBK	03/18/2026	65
2,030,000	CZK	98,995	USD	DEUT	03/18/2026	(80)
2,750,000	DOP	42,259	USD	DEUT	07/13/2026	276
13,540,000	EGP	274,784	USD	BOA	03/18/2026	6,481
9,030,000	EGP	170,169	USD	BOA	10/05/2026	4,432
791,000	EUR	928,842	USD	CBK	03/18/2026	10,936
324,000	EUR	377,792	USD	CBA	03/18/2026	7,149
495,000	EUR	583,067	USD	WFB	03/18/2026	5,036
381,000	EUR	448,164	USD	SSG	03/18/2026	4,496
94,000	EUR	110,110	USD	UBS(1)	03/18/2026	1,569
163,000	EUR	192,411	USD	SCB	03/18/2026	1,247
115,000	EUR	135,542	USD	NWM	03/18/2026	1,088
52,000	EUR	60,999	USD	DEUT	03/18/2026	782
40,000	EUR	46,954	USD	MSC	03/18/2026	570
34,000	EUR	40,413	USD	JPM	03/18/2026	(19)
109,000	EUR	130,792	USD	BCLY	03/18/2026	(1,291)
132,000	EUR	155,496	USD	BOA	07/07/2026	2,110
4,200	GBP	5,742	USD	HSBC	02/27/2026	4
85,000	GBP	117,467	USD	CBK	03/18/2026	(1,164)
68,500,000	HUF	206,834	USD	GSC	03/18/2026	5,337
32,400,000	HUF	97,778	USD	MSC	03/18/2026	2,578
37,900,000	HUF	115,059	USD	DEUT	03/18/2026	2,332
6,200,000	HUF	18,815	USD	BCLY	03/18/2026	389
26,100,000	HUF	80,715	USD	UBS(1)	03/18/2026	127
2,294,000,000	IDR	136,727	USD	MSC	03/25/2026	(178)
2,020,000,000	IDR	120,554	USD	GSC	03/25/2026	(315)

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,469,000,000	IDR	87,801	USD	BNP	03/25/2026	$(360)
8,775,000,000	IDR	524,434	USD	BOA	03/25/2026	(2,108)
260,000	INR	2,864	USD	DEUT	03/18/2026	(46)
6,680,000	INR	72,479	USD	JPM	03/18/2026	(92)
1,730,000	INR	19,081	USD	CBK	03/18/2026	(334)
13,320,000	INR	147,035	USD	SSG	03/18/2026	(2,695)
28,037,000	INR	307,488	USD	GSC	03/18/2026	(3,670)
42,930,000	INR	472,243	USD	BOA	03/18/2026	(7,040)
302,800,000	KRW	206,824	USD	SSG	03/18/2026	3,909
48,180,000	KRW	32,843	USD	GSC	03/18/2026	687
69,760,000	KRW	48,264	USD	JPM	03/18/2026	285
205,700,000	KZT	383,411	USD	DEUT	03/18/2026	17,371
39,200,000	KZT	71,403	USD	DEUT	05/26/2026	3,141
4,689,000	MXN	257,820	USD	MSC	03/18/2026	9,302
560,000	MXN	32,286	USD	BOA	03/18/2026	(385)
590,000	MXN	33,998	USD	SCB	03/18/2026	(387)
780,000	MYR	189,892	USD	SCB	03/18/2026	8,196
330,000	MYR	81,614	USD	DEUT	03/18/2026	2,192
114,945,000	NGN	76,022	USD	BOA	03/18/2026	4,823
114,945,000	NGN	73,825	USD	BOA	06/08/2026	4,239
135,000	NZD	78,947	USD	UBS(1)	03/18/2026	2,484
50,000	NZD	29,076	USD	DEUT	03/18/2026	1,083
1,170,000	PEN	346,549	USD	CBK	03/18/2026	337
325,000	PEN	96,382	USD	GSC	03/18/2026	(25)
160,000	PEN	47,793	USD	MSC	03/18/2026	(355)
4,830,000	PHP	81,809	USD	JPM	03/18/2026	110
3,880,000	PLN	1,068,942	USD	BOA	03/18/2026	22,991
35,000	PLN	9,709	USD	CBK	03/18/2026	141
341,000	PLN	95,944	USD	MSC	03/18/2026	22
80,000	PLN	22,728	USD	SCB	03/18/2026	(214)
1,432,000	RON	327,960	USD	GSC	03/18/2026	4,493
166,000	RON	38,105	USD	SGG	03/18/2026	434
50,000	RON	11,488	USD	CBK	03/18/2026	120
4,556,000	RSD	45,219	USD	CBK	03/18/2026	748
145,000	SGD	113,040	USD	DEUT	03/18/2026	1,327
65,000	SGD	50,632	USD	UBS(1)	03/18/2026	636
80,000	SGD	62,540	USD	MSC	03/18/2026	559
80,000	SGD	62,646	USD	CBK	03/18/2026	453
6,000	SGD	4,673	USD	HSBC	03/18/2026	59
26,490,000	THB	836,174	USD	BCLY	03/18/2026	8,402
930,000	THB	29,754	USD	SCB	03/18/2026	(102)
3,730,000	THB	120,517	USD	DEUT	03/18/2026	(1,594)
12,615,000	TRY	275,097	USD	BCLY	03/18/2026	4,858
3,920,000	TRY	86,906	USD	GSC	03/18/2026	87
32,605,000	TRY	581,237	USD	BNP	12/16/2026	13,247
7,830,000	ZAR	457,676	USD	RBCA	03/18/2026	25,298
470,000	ZAR	27,862	USD	SSG	03/18/2026	1,128
740,000	ZAR	45,058	USD	DEUT	03/18/2026	587
3,430,000	ZAR	211,263	USD	MSC	03/18/2026	308
64,673	USD	94,875,000	ARS	CBK	02/18/2026	839
30,152	USD	45,000	AUD	DEUT	03/18/2026	(1,180)
146,243	USD	215,000	AUD	CBK	03/18/2026	(3,453)
80,875	USD	455,000	BRL	BNP	03/03/2026	(4,968)
143,517	USD	805,000	BRL	GSC	03/03/2026	(8,358)
700,218	USD	3,893,000	BRL	BOA	03/03/2026	(34,256)
32,969	USD	45,000	CAD	SCB	03/18/2026	(145)
98,328	USD	135,000	CAD	DEUT	03/18/2026	(1,012)
112,519	USD	155,000	CAD	TDB	03/18/2026	(1,539)
301,842	USD	278,600,000	CLP	SSG	03/18/2026	(16,887)
54,586	USD	379,000	CNH	CBK	03/18/2026	(15)
27,452	USD	191,000	CNH	GSC	03/18/2026	(64)
91,027	USD	629,000	CNH	JPM	07/13/2026	(158)
97,162	USD	671,000	CNH	BOA	07/15/2026	(123)
78,758	USD	299,800,000	COP	CBK	03/18/2026	(1,564)
129,042	USD	497,200,000	COP	BNP	03/18/2026	(4,165)

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
125,753	USD	486,600,000	COP	JPM	03/18/2026	$(4,615)
282,718	USD	1,102,600,000	COP	BOA	03/18/2026	(12,686)
63,968	USD	1,320,000	CZK	BOA	03/18/2026	(351)
48,118	USD	1,000,000	CZK	CBK	03/18/2026	(608)
75,506	USD	1,570,000	CZK	DEUT	03/18/2026	(994)
199,386	USD	4,116,000	CZK	SSG	03/18/2026	(1,172)
273,014	USD	5,655,000	CZK	MSC	03/18/2026	(2,534)
194,438	USD	4,060,000	CZK	GSC	03/18/2026	(3,390)
12,950,200	USD	10,901,047	EUR	JPM	02/27/2026	12,686
7,777,154	USD	6,544,800	EUR	DEUT	02/27/2026	9,693
166,889	USD	140,128	EUR	BNP	02/27/2026	583
175,268	USD	147,000	EUR	UBS(1)	03/18/2026	619
95,012	USD	80,000	EUR	BCLY	03/18/2026	(35)
91,383	USD	78,000	EUR	MSC	03/18/2026	(1,288)
170,614	USD	145,000	EUR	CAG	03/18/2026	(1,659)
176,358	USD	150,000	EUR	RBCA	03/18/2026	(1,854)
389,326	USD	330,000	EUR	CBK	03/18/2026	(2,743)
245,261	USD	210,000	EUR	CBA	03/18/2026	(4,238)
364,307	USD	311,000	EUR	JPM	03/18/2026	(5,188)
503,609	USD	429,000	EUR	SCB	03/18/2026	(6,081)
1,416,898	USD	1,207,000	EUR	SSG	03/18/2026	(17,124)
15,109,573	USD	12,851,000	EUR	DEUT	03/18/2026	(158,540)
25,112	USD	18,300	GBP	BNP	02/27/2026	72
1,685,958	USD	1,233,100	GBP	HSBC	02/27/2026	(1,308)
374,271	USD	274,000	GBP	CBK	03/18/2026	(634)
128,217	USD	95,000	GBP	SSG	03/18/2026	(1,768)
516,912	USD	385,000	GBP	JPM	03/18/2026	(9,870)
630,287	USD	472,000	GBP	UBS(1)	03/18/2026	(15,533)
265,962	USD	2,072,000	HKD	MSC	02/27/2026	483
114,208	USD	36,365,000	HUF	UBS(1)	03/18/2026	1,571
47,659	USD	15,800,000	HUF	MSC	03/18/2026	(1,280)
61,109	USD	20,200,000	HUF	BOA	03/18/2026	(1,458)
175,499	USD	57,323,000	HUF	CBK	03/18/2026	(2,053)
85,213	USD	28,300,000	HUF	RBCA	03/18/2026	(2,443)
49,034	USD	823,061,000	IDR	MSC	03/25/2026	42
54,598	USD	925,000,000	IDR	JPM	03/25/2026	(462)
212,012	USD	19,310,000	INR	DEUT	03/18/2026	2,763
171,704	USD	15,640,000	INR	SSG	03/18/2026	2,225
133,315	USD	12,195,000	INR	BNP	03/18/2026	1,166
93,964	USD	8,570,000	INR	BOA	03/18/2026	1,097
163,588	USD	235,240,000	KRW	JPM	03/18/2026	(127)
47,486	USD	70,070,000	KRW	MSC	03/18/2026	(1,279)
78,478	USD	115,430,000	KRW	DEUT	03/18/2026	(1,855)
28,438	USD	500,000	MXN	CBK	03/18/2026	(46)
7,730	USD	140,000	MXN	GSC	03/18/2026	(246)
139,172	USD	2,516,000	MXN	UBS(1)	03/18/2026	(4,158)
1,162,523	USD	21,306,000	MXN	MSC	03/18/2026	(51,226)
35,501	USD	628,000	MXN	MSC	07/28/2026	182
28,592	USD	115,000	MYR	DEUT	03/18/2026	(613)
66,806	USD	110,000	NZD	CBK	03/18/2026	455
29,066	USD	50,000	NZD	BCLY	03/18/2026	(1,093)
159,702	USD	275,000	NZD	UBS(1)	03/18/2026	(6,176)
80,624	USD	4,810,000	PHP	JPM	03/18/2026	(956)
108,909	USD	395,000	PLN	GSC	03/18/2026	(2,254)
481,311	USD	2,115,000	RON	BOA	03/18/2026	(9,707)
50,941	USD	65,000	SGD	CBK	03/18/2026	(327)
400,301	USD	515,000	SGD	BNP	03/18/2026	(5,900)
52,493	USD	1,650,000	THB	UBS(1)	03/18/2026	(114)
68,945	USD	3,107,000	TRY	GSC	03/18/2026	(6)
712,316	USD	32,605,000	TRY	BNP	03/18/2026	(11,261)
54,630	USD	2,165,000	UYU	GSC	03/18/2026	(1,385)
26,591	USD	424,000	ZAR	MSC	03/18/2026	438
39,471	USD	640,000	ZAR	CBK	03/18/2026	(6)
971	USD	16,000	ZAR	SSG	03/18/2026	(16)
62,386	USD	1,030,000	ZAR	GSC	03/18/2026	(1,147)

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
57,212	USD	950,000	ZAR	BNP	03/18/2026	$(1,386)
40,514	USD	670,000	ZAR	JPM	04/09/2026	(744)
104,002	USD	1,736,000	ZAR	JPM	07/09/2026	(2,218)
Total foreign currency contracts						$(147,546)

(1)	At January 31, 2026, the counterparty had deposited in a segregated account securities with a value of $10,040 in connection with open foreign currency contracts.

Foreign Cross Currency Contracts Outstanding at January 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	381,823	BOA	02/27/2026	GBP	382,443	$(621)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$71,276,299	$—	$70,551,299	$725,000
Convertible Bonds	27,729,709	—	27,729,709	—
Corporate Bonds	126,423,005	—	126,423,005	—
Foreign Government Obligations	27,001,557	—	27,001,557	—
Municipal Bonds	910,837	—	910,837	—
Senior Floating Rate Interests	33,230,968	—	33,230,968	—
U.S. Government Agencies	39,959,401	—	39,959,401	—
U.S. Government Securities	44,002,517	—	44,002,517	—
Common Stocks	143,985,480	81,784,845	62,200,635	—
Equity Linked Securities	61,408,170	—	61,408,170	—
Preferred Stocks	7,888,769	5,013,793	2,874,976	—
Short-Term Investments	11,969,973	9,685,393	2,284,580	—
Purchased Options	24,503	—	24,503	—
Foreign Currency Contracts(2)	331,562	—	331,562	—
Futures Contracts(2)	510,637	510,637	—	—
Swaps - Interest Rate(2)	512,478	—	512,478	—
Swaps- Total Return(2)	215,051	—	215,051	—
Total	$597,380,916	$96,994,668	$499,661,248	$725,000
Liabilities
Foreign Currency Contracts(2)	$(479,729)	$—	$(479,729)	$—
Futures Contracts(2)	(1,801,925)	(1,801,925)	—	—
Swaps - Credit Default(2)	(631,007)	—	(631,007)	—
Swaps - Interest Rate(2)	(20,403)	—	(20,403)	—
Swaps - Total Return(2)	(59,103)	—	(59,103)	—
TBA Sale Commitments	(22,617,097)	—	(22,617,097)	—
Written Options	(5,950)	—	(5,950)	—
Total	$(25,615,214)	$(1,801,925)	$(23,813,289)	$—

(1)
For the period ended January 31, 2026, investments valued at $1,078,852 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

145

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8%
	Alabama - 7.3%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,303,139
7,785,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,596,077
	Black Belt Energy Gas Dist, AL, Rev
2,955,000	4.00%, 10/01/2052(1)	2,987,378
3,970,000	5.00%, 12/01/2034(2)	4,315,699
14,795,000	5.00%, 10/01/2035	15,901,281
4,200,000	5.00%, 10/01/2055(1)	4,523,264
3,460,000	5.00%, 12/01/2055(1)	3,710,192
7,385,000	5.25%, 02/01/2053(1)	7,785,729
1,630,000	5.25%, 12/01/2053(1)	1,757,518
7,000,000	5.50%, 06/01/2049(1)	7,423,904
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,178,882
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,064,381
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,141,929
4,000,000	5.00%, 09/01/2031	4,329,081
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,330,088
	Southeast Energy Auth A Cooperative Dist, AL, Rev
25,000,000	5.00%, 10/01/2030	27,142,667
3,235,000	5.00%, 09/01/2035	3,565,326
3,810,000	5.00%, 11/01/2035	4,110,656
1,415,000	5.00%, 01/01/2054(1)	1,499,300
10,000,000	5.00%, 05/01/2055(1)	10,692,384
9,625,000	5.25%, 03/01/2055(1)	10,186,293
2,165,000	5.50%, 01/01/2053(1)	2,314,863
1,000,000	State of Alabama Docks Department, AL, Rev, (AG) 5.00%, 10/01/2032	1,025,567
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,448,664
		149,334,262
	Alaska - 1.1%
	CIVICVentures, AK, Rev
3,370,000	5.00%, 09/01/2036	3,780,239
5,315,000	5.00%, 09/01/2037	5,904,215
2,135,000	5.00%, 09/01/2038	2,361,200
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,384,161
2,255,000	4.00%, 06/01/2038	2,207,497
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032	2,580,107
3,000,000	5.00%, 10/01/2035	3,445,310
		21,662,729
	Arizona - 0.2%
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(3)	1,670,695
2,940,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	2,951,608
		4,622,303
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	California - 7.5%
$ 7,960,000	Bay Area Toll Auth, CA, Rev 2.58%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	$7,898,702
	California Community Choice Financing Auth, CA, Rev
11,030,000	5.00%, 11/01/2033	12,094,407
10,000,000	5.00%, 12/01/2035	11,117,637
2,000,000	5.00%, 05/01/2054(1)	2,145,286
4,960,000	5.00%, 12/01/2055(1)	5,306,589
7,050,000	5.00%, 01/01/2056(1)	7,733,163
12,000,000	5.00%, 10/01/2056(1)	13,166,561
2,000,000	5.25%, 11/01/2054(1)	2,148,807
14,625,000	5.50%, 05/01/2054(1)	15,449,898
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,321,436
	California Health Facs Financing Auth, CA, Rev
1,000,000	5.00%, 02/01/2029	1,027,599
3,335,000	5.00%, 12/01/2032	3,725,066
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,094,230
775,000	(BAM) 5.00%, 05/15/2028	815,354
800,000	(BAM) 5.00%, 05/15/2031	886,471
960,000	5.00%, 11/01/2035(3)	1,026,581
1,000,000	5.13%, 11/01/2040(3)	1,051,932
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	616,467
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,843,024
3,300,000	5.00%, 05/15/2038	3,643,125
7,000,000	5.00%, 05/15/2039	7,843,952
1,000,000	5.25%, 05/15/2039	1,113,710
1,750,000	5.25%, 05/15/2040	1,987,050
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	2,117,442
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	5,029,180
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.21%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(1)	5,291,515
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2044	1,102,364
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	981,473
1,000,000	5.00%, 08/15/2036	1,008,250
2,500,000	5.00%, 08/15/2041	2,512,426
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,016,119
	San Bernardino Community College Dist, CA, GO
1,000,000	0.00%, 08/01/2045(4)	385,912
1,885,000	0.00%, 08/01/2046(4)	677,861
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,161,807
15,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	15,029
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	10,151,563
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,068,842

146

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	California - 7.5% - (continued)
$ 1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AG) 5.00%, 09/01/2029	$1,523,615
	University of California, CA, Rev
1,840,000	5.25%, 05/15/2040	2,287,684
2,920,000	5.50%, 05/15/2040	3,530,818
		153,918,947
	Colorado - 2.8%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,787,085
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AG) 5.00%, 12/01/2027	496,349
575,000	(AG) 5.00%, 12/01/2028	614,665
625,000	(AG) 5.00%, 12/01/2029	682,078
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,418,297
1,000,000	5.00%, 12/01/2034	1,148,555
750,000	5.00%, 11/15/2042	813,575
2,475,000	5.75%, 11/15/2039	2,795,976
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,303,066
1,120,000	5.00%, 12/01/2031	1,223,287
1,175,000	5.00%, 12/01/2032	1,295,609
945,000	5.00%, 12/01/2033	1,047,464
6,500,000	5.00%, 09/01/2035	7,514,986
3,760,000	5.00%, 05/15/2037	4,177,085
500,000	5.00%, 11/15/2059(1)	558,719
1,000,000	5.25%, 11/01/2039	1,105,680
1,140,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	1,202,073
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,575,885
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,488,588
2,000,000	E-470 Public Highway Auth, CO, Rev 3.20%, 09/01/2039, 1 mo. USD SOFR + 0.75%(1)	1,996,837
1,195,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2033	1,261,996
1,000,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	1,141,283
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,122,071
5,690,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(3)	6,293,471
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	214,553
300,000	5.00%, 11/15/2027	313,709
200,000	5.00%, 11/15/2028	213,985
1,785,000	5.00%, 11/15/2029	1,952,449
2,500,000	5.00%, 11/15/2031	2,836,475
	Vauxmont Metropolitan Dist, CO, GO,
50,000	(AG) 5.00%, 12/15/2026	51,012
225,000	(AG) 5.00%, 12/15/2030	229,729
160,000	(AG) 5.00%, 12/15/2032	163,347
		57,039,939
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Connecticut - 1.1%
$ 1,155,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	$1,163,956
	Connecticut State Health & Educational Facs Auth, CT, Rev
4,285,000	2.80%, 07/01/2048(1)	4,285,372
2,665,000	2.95%, 07/01/2049(1)	2,687,188
1,500,000	5.00%, 07/01/2035(2)	1,741,880
1,250,000	5.00%, 07/01/2036(2)	1,445,627
1,500,000	5.00%, 07/01/2037(2)	1,714,886
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	5,070,755
3,980,000	State of Connecticut, CT, GO 5.00%, 10/15/2031	4,050,538
		22,160,202
	District of Columbia - 0.4%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(4)	4,907,271
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	747,090
270,000	5.00%, 07/01/2037	272,619
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,258,143
		9,185,123
	Florida - 4.4%
1,390,000	Alachua County Health Facs Auth, FL, Rev 3.63%, 10/01/2030	1,394,532
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,352,773
1,000,000	5.00%, 10/01/2028	1,045,028
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(3)	717,886
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,386,668
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,143,119
1,345,000	5.00%, 10/01/2037	1,525,138
1,000,000	5.00%, 10/01/2038	1,126,462
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,016,834
3,000,000	4.00%, 07/01/2029	3,015,714
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	679,068
1,000,000	0.00%, 09/01/2038(4)	616,539
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,128,478
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,354,830
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	1,086,382
1,000,000	0.00%, 10/01/2032(4)	783,880
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,808,519
7,810,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2056	8,775,415
	Florida Local Government Finance Commission, FL, Rev
4,745,000	4.20%, 11/15/2030(3)	4,793,678

147

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Florida - 4.4% - (continued)
$ 665,000	6.63%, 11/15/2045(3)	$704,773
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,281,263
3,700,000	5.00%, 10/01/2035	4,202,930
3,000,000	5.25%, 11/01/2034	3,231,060
1,845,000	5.25%, 11/01/2035	1,981,833
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	709,731
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	45,982
1,000,000	Manatee County School Dist, FL, Rev, (AG) 5.00%, 10/01/2030	1,024,263
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	194,970
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,100,329
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,514,615
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,771,783
4,850,000	5.00%, 01/01/2055	4,564,358
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	779,198
1,300,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2035	1,520,014
825,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	800,028
7,685,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,067,001
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(3)	767,353
1,995,000	4.80%, 05/01/2055(3)	1,903,388
975,000	5.25%, 05/01/2054(3)	977,873
5,500,000	Village Community Dev Dist No. 16, FL, Special Assessment 5.13%, 05/01/2056	5,460,855
		89,354,543
	Georgia - 3.6%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,302,853
	City of Atlanta Department of Aviation, GA, Rev
4,000,000	5.00%, 07/01/2034	4,591,210
3,000,000	5.00%, 07/01/2035	3,417,424
	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev
1,200,000	5.00%, 10/01/2039	1,369,314
1,750,000	5.25%, 10/01/2041	2,006,524
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,599,321
1,455,000	3.88%, 10/01/2048(1)	1,456,439
	Georgia Housing & Finance Auth, GA, Rev,
350,000	(FHLMC), (FNMA), (GNMA) 5.00%, 12/01/2031	392,042
385,000	(FHLMC), (FNMA), (GNMA) 5.00%, 06/01/2033	436,887
990,000	5.00%, 12/01/2042	1,059,190
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	6,026,793
4,165,000	5.00%, 05/15/2032	4,372,479
7,455,000	5.00%, 07/01/2053(1)	7,893,603
2,210,000	5.00%, 09/01/2053(1)	2,349,173
6,135,000	5.00%, 12/01/2053(1)	6,571,673
635,000	5.00%, 04/01/2054(1)	680,393
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Georgia - 3.6% - (continued)
$ 6,870,000	5.00%, 05/01/2054(1)	$7,426,897
6,120,000	5.00%, 12/01/2054(1)	6,595,984
3,335,000	5.00%, 06/01/2055(1)	3,601,252
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	968,294
3,130,000	5.00%, 07/01/2052	3,147,483
	Savannah Georgia Convention Center Auth, GA, Rev,
225,000	(AG) 5.00%, 06/01/2036	257,350
225,000	(AG) 5.00%, 06/01/2037	255,012
250,000	(AG) 5.00%, 06/01/2038	281,154
275,000	(AG) 5.00%, 06/01/2039	307,114
940,000	5.25%, 06/01/2061	926,891
		74,292,749
	Guam - 0.2%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
1,900,000	5.00%, 01/01/2030	2,048,076
1,180,000	5.00%, 01/01/2031	1,288,823
		3,336,899
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
1,260,000	5.00%, 07/01/2031	1,377,046
1,000,000	5.00%, 07/01/2040	1,099,043
1,700,000	5.00%, 07/01/2041	1,858,266
		4,334,355
	Idaho - 0.3%
5,165,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	5,665,028
	Illinois - 11.2%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(4)	742,382
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	982,269
1,000,000	5.25%, 04/01/2035	1,117,001
2,120,000	5.25%, 04/01/2036	2,349,099
715,000	6.00%, 04/01/2046	724,612
	Chicago Board of Education, IL, GO
1,000,000	4.00%, 12/01/2047	816,377
8,250,000	5.00%, 12/01/2031	8,537,635
2,440,000	5.00%, 12/01/2032	2,515,431
3,000,000	5.00%, 12/01/2033	3,146,725
3,500,000	5.00%, 12/01/2034	3,523,801
3,760,000	5.00%, 12/01/2046	3,584,916
3,625,000	5.25%, 12/01/2036	3,778,374
1,250,000	5.50%, 12/01/2037	1,314,652
3,125,000	5.50%, 12/01/2038	3,267,388
4,990,000	5.75%, 12/01/2050	5,036,658
10,865,000	6.00%, 12/01/2037	11,982,399
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,413,430
	Chicago O'Hare International Airport, IL, Rev,
2,635,000	(BAM) 5.00%, 01/01/2035	2,973,395
2,000,000	(BAM) 5.00%, 01/01/2036	2,232,828
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	869,643
1,250,000	4.00%, 12/01/2055	1,057,026
8,250,000	5.00%, 12/01/2046	8,267,341

148

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 11.2% - (continued)
$ 2,000,000	5.00%, 12/01/2049	$2,058,798
1,000,000	5.00%, 12/01/2052	1,005,509
1,000,000	5.00%, 12/01/2055	1,001,672
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,119,117
1,000,000	(BAM) 5.00%, 01/01/2039	1,112,495
1,000,000	(BAM) 5.00%, 01/01/2040	1,102,304
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,017,703
1,150,000	(AG) 5.00%, 11/01/2036	1,265,868
	County of Cook, IL, GO
1,000,000	5.00%, 11/15/2026	1,020,084
4,300,000	5.00%, 11/15/2027	4,376,854
	Illinois Finance Auth, IL, Rev
1,565,000	3.65%, 05/01/2031	1,570,908
700,000	5.00%, 10/01/2028	710,349
1,000,000	5.00%, 11/15/2028	1,001,582
2,135,000	5.00%, 11/15/2034	2,137,547
1,045,000	5.00%, 08/15/2035	1,135,448
8,875,000	5.00%, 11/15/2035	10,239,100
	Illinois Housing Dev Auth, IL, Rev,
2,550,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	2,570,978
5,075,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	5,334,386
3,785,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,107,276
1,395,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,500,134
5,945,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,667,889
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,878,023
2,000,000	5.00%, 01/01/2029	2,073,783
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AG) 5.00%, 02/01/2026	4,000,000
1,665,000	5.00%, 02/01/2034	1,665,000
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AG) 0.00%, 06/15/2027(4)	1,924,307
3,895,000	0.00%, 12/15/2042(6)	3,029,337
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	603,403
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2036	1,135,212
1,000,000	(AG) 5.00%, 01/01/2038	1,125,520
	Sales Tax Securitization Corp., IL, Rev
2,210,000	5.00%, 01/01/2029	2,357,363
4,545,000	5.00%, 01/01/2030	4,940,655
2,775,000	5.00%, 01/01/2033	3,145,879
2,000,000	5.00%, 01/01/2035	2,291,108
3,400,000	5.00%, 01/01/2036	3,757,558
1,520,000	5.00%, 01/01/2037	1,612,172
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AG) 5.00%, 01/01/2035	949,465
535,000	(AG) 5.00%, 01/01/2036	601,885
20,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	20,189,494
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,659,064
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 11.2% - (continued)
$ 1,250,000	5.00%, 02/01/2027	$1,280,339
5,000,000	5.00%, 10/01/2027	5,198,437
2,715,000	5.00%, 11/01/2028	2,823,964
13,000,000	5.00%, 09/01/2040	14,089,842
1,000,000	5.00%, 05/01/2041	1,075,369
11,405,000	5.00%, 12/01/2042	12,058,963
625,000	5.25%, 05/01/2049	645,651
3,780,000	5.50%, 03/01/2042	4,094,873
		229,496,049
	Indiana - 1.1%
1,844,203	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,783,216
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,482,223
500,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	498,589
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	907,821
1,150,000	(AG) 5.00%, 01/01/2035	1,347,656
1,630,000	(AG) 5.00%, 01/01/2036	1,898,818
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
800,000	5.00%, 06/01/2028	828,342
1,040,000	5.00%, 06/01/2030	1,102,257
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,007,422
		22,856,344
	Iowa - 0.3%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	685,465
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	614,144
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,200,166
1,230,000	5.00%, 12/01/2030	1,310,268
1,670,000	5.00%, 12/01/2033	1,819,694
		5,629,737
	Kansas - 0.1%
1,390,000	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev 5.00%, 09/01/2028	1,392,790
	Kentucky - 1.1%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,552,179
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AG) 5.00%, 12/01/2047	1,380,366
	Kentucky Public Energy Auth, KY, Rev
3,750,000	5.25%, 04/01/2054(1)	4,052,817
3,250,000	5.25%, 06/01/2055(1)	3,458,203
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,321,662
1,500,000	5.00%, 04/01/2028	1,584,685
1,000,000	5.00%, 11/01/2037	1,147,916
1,475,000	5.00%, 11/01/2039	1,668,856
1,500,000	5.00%, 11/01/2040	1,686,514
		21,853,198
	Louisiana - 1.4%
1,000,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	1,112,900

149

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Louisiana - 1.4% - (continued)
$ 1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	$1,865,438
650,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	657,038
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	975,784
1,155,000	6.00%, 11/15/2030	1,156,164
1,750,000	6.00%, 11/15/2035	1,751,111
	Louisiana Public Facs Auth, LA, Rev
1,440,000	5.00%, 05/15/2030	1,570,708
1,100,000	(AG) 5.00%, 08/01/2035	1,267,340
2,150,000	(AG) 5.00%, 08/01/2036	2,454,473
1,105,000	(AG) 5.00%, 07/01/2037	1,262,581
850,000	(AG) 5.00%, 07/01/2038	962,719
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	309,632
300,000	5.00%, 01/01/2033	341,770
4,000,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	4,082,816
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,732,584
4,340,000	3.30%, 06/01/2037(1)	4,391,993
		27,895,051
	Maine - 0.0%
620,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	627,101
	Maryland - 0.7%
360,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(3)	360,137
	Maryland Health & Higher Educational Facs Auth, MD, Rev
1,775,000	5.00%, 07/01/2049	1,820,585
4,000,000	5.00%, 08/15/2056(1)(2)	4,481,722
1,400,000	5.25%, 07/01/2042	1,501,800
1,000,000	5.25%, 07/01/2043	1,062,883
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	3,010,650
1,250,000	5.00%, 06/01/2041	1,383,727
		13,621,504
	Massachusetts - 1.2%
	Commonwealth of Massachusetts, MA, GO
1,000,000	5.00%, 06/01/2039	1,160,549
1,000,000	5.00%, 06/01/2040	1,151,102
	Massachusetts Dev Finance Agency, MA, Rev
635,000	4.00%, 10/01/2026(3)	636,331
1,720,000	5.00%, 07/01/2028	1,732,253
5,330,000	5.00%, 07/01/2029	5,578,277
3,350,000	5.00%, 07/01/2030	3,409,664
955,000	5.00%, 07/01/2031	985,470
855,000	5.00%, 07/01/2035	863,309
1,500,000	5.25%, 06/01/2041	1,673,783
1,165,000	5.50%, 10/01/2035	1,327,691
760,000	5.50%, 10/01/2036	857,669
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,038,548
1,050,000	5.00%, 07/01/2027	1,077,494
1,125,000	5.00%, 07/01/2030	1,196,240
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Massachusetts - 1.2% - (continued)
$ 1,250,000	5.00%, 07/01/2031	$1,351,820
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	610,751
255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	256,046
		24,906,997
	Michigan - 2.7%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2040	559,330
1,500,000	(Q-SBLF) 5.00%, 05/01/2041	1,666,441
4,820,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	4,976,376
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,187,570
2,600,000	5.00%, 10/01/2039	2,855,844
4,000,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.00%, 07/01/2038	4,562,888
	Michigan Finance Auth, MI, Rev
915,000	5.00%, 11/01/2034	963,554
1,000,000	5.00%, 11/01/2035	1,048,382
1,000,000	5.00%, 11/01/2036	1,045,145
1,700,000	5.00%, 02/28/2037	1,892,580
1,000,000	(BAM) 5.00%, 11/01/2038	1,038,330
1,005,000	5.00%, 02/28/2039	1,098,158
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,542,080
345,000	4.00%, 11/15/2032	356,161
	Michigan State Housing Dev Auth, MI, Rev
1,000,000	2.50%, 06/01/2052	683,901
2,760,000	3.20%, 06/01/2031	2,789,283
3,220,000	3.30%, 12/01/2031	3,258,297
1,010,000	3.35%, 06/01/2032	1,023,409
540,000	3.45%, 12/01/2032	546,122
2,005,000	3.50%, 06/01/2033	2,037,126
785,000	4.25%, 12/01/2049	795,968
4,225,000	5.75%, 06/01/2054	4,560,185
1,530,000	6.25%, 06/01/2055	1,694,247
1,985,000	6.25%, 12/01/2055	2,217,197
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,605,961
2,620,000	3.88%, 06/01/2053(1)	2,566,051
4,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2055	4,347,881
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	72,035
1,500,000	Utica Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	1,704,136
		55,694,638
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,181,235
1,849,909	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,627,149
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,098,868
1,000,000	5.00%, 01/01/2036	1,091,475
1,000,000	5.00%, 01/01/2037	1,084,392
		6,083,119

150

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Mississippi - 0.2%
	State of Mississippi Gaming Tax, MS, Rev
$ 2,450,000	5.00%, 10/15/2029	$2,454,085
2,600,000	5.00%, 10/15/2037	2,706,874
		5,160,959
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev,
1,000,000	(AG) 5.00%, 07/01/2038	1,124,869
1,900,000	(AG) 5.00%, 07/01/2039	2,123,415
1,000,000	(AG) 5.00%, 07/01/2047	1,007,451
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,266,025
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	210,000
		5,731,760
	Montana - 0.3%
425,000	Montana Board of Housing, MT, Rev 4.00%, 12/01/2043	426,982
	Montana Facility Finance Auth, MT, Rev
2,500,000	5.00%, 02/15/2028	2,558,382
2,730,000	5.00%, 02/15/2065(1)	2,946,206
		5,931,570
	Nebraska - 1.2%
	Central Plains Energy Project, NE, Rev
3,325,000	5.00%, 09/01/2028	3,489,899
1,530,000	5.00%, 09/01/2033	1,705,221
3,890,000	5.00%, 09/01/2042	4,162,548
5,115,000	5.00%, 05/01/2054(1)	5,427,667
3,235,000	5.00%, 08/01/2055(1)	3,475,110
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,047,491
	Omaha Airport Auth, NE, Rev,
1,300,000	(AG) 5.00%, 12/15/2034	1,486,964
2,165,000	(AG) 5.00%, 12/15/2035	2,451,420
		24,246,320
	Nevada - 0.5%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
220,000	5.00%, 06/01/2027	220,174
245,000	5.00%, 06/01/2028	245,198
430,000	5.00%, 06/01/2029	430,351
	City of North Las Vegas, NV, Special Assessment
425,000	4.50%, 06/01/2039	425,848
640,000	4.63%, 06/01/2043	623,179
865,000	4.63%, 06/01/2049	797,538
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	252,026
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	831,651
1,000,000	5.00%, 06/15/2028	1,048,156
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,919,814
2,995,000	5.00%, 07/01/2037	3,332,696
750,000	5.00%, 07/01/2043	770,739
		10,897,370
	New Hampshire - 0.2%
3,000,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 12/01/2035	3,395,486
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New Jersey - 0.9%
	New Jersey Educational Facs Auth, NJ, Rev,
$ 1,000,000	(AG) 5.00%, 07/01/2040	$1,119,721
1,345,000	(AG) 5.00%, 07/01/2041	1,490,221
1,500,000	(AG) 5.00%, 07/01/2042	1,643,227
1,000,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2026	1,016,680
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AG) 0.00%, 12/15/2032(4)	4,111,994
1,355,000	5.00%, 06/15/2032	1,551,211
1,040,000	5.00%, 06/15/2034	1,217,761
1,500,000	5.00%, 06/15/2035	1,767,422
1,000,000	5.00%, 06/15/2036	1,174,172
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,015,168
		18,107,577
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,211,876
2,825,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,131,847
		4,343,723
	New York - 9.1%
1,000,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2037	1,143,707
	City of New York, NY, GO
4,000,000	5.00%, 08/01/2026	4,053,847
7,215,000	5.00%, 12/01/2032	7,360,044
2,515,000	5.00%, 02/01/2039	2,843,721
1,425,000	5.00%, 02/01/2040	1,598,990
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	5,112,505
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	858,096
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	353,161
1,000,000	5.00%, 11/15/2030	1,119,103
1,025,000	5.00%, 11/15/2032	1,127,232
1,250,000	5.00%, 11/15/2035	1,472,544
15,000,000	5.00%, 11/15/2041	16,344,748
9,005,000	5.00%, 11/15/2045(1)	9,641,819
1,025,000	5.00%, 11/15/2048	1,040,068
	New York City Health & Hospitals Corp., NY, Rev
1,410,000	5.00%, 02/15/2036	1,650,529
1,000,000	5.00%, 02/15/2037	1,158,606
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,029,556
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AG) 3.00%, 01/01/2039	2,525,818
	New York City Municipal Water Finance Auth, NY, Rev
2,270,000	5.00%, 06/15/2044	2,463,116
4,565,000	5.50%, 06/15/2039	5,475,721
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,000,000	4.00%, 11/01/2036	1,034,063
2,000,000	5.00%, 05/01/2035	2,312,493
4,000,000	5.00%, 05/01/2036	4,582,925
2,800,000	5.00%, 05/01/2037	3,172,350
1,750,000	5.00%, 02/01/2038	1,975,907
2,430,000	5.00%, 11/01/2038	2,771,910

151

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New York - 9.1% - (continued)
$ 2,060,000	5.00%, 05/01/2042	$2,275,590
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,254,434
2,145,000	1.20%, 11/15/2028	1,996,964
2,035,000	2.75%, 02/15/2044	1,553,529
14,775,000	5.00%, 11/15/2044(3)	14,775,278
2,300,000	5.15%, 11/15/2034(3)	2,302,337
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	24,069,208
2,500,000	5.00%, 03/15/2033	2,537,887
3,500,000	5.00%, 03/15/2034	4,155,777
1,750,000	5.00%, 03/15/2035	2,095,736
4,000,000	5.00%, 03/15/2036	4,190,631
1,195,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,327,354
1,000,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,096,977
1,200,000	5.25%, 07/01/2039	1,382,113
1,470,000	5.25%, 07/01/2041	1,649,988
2,250,000	5.25%, 07/01/2050	2,247,021
965,000	(AG) 5.50%, 07/01/2055	1,026,741
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	1,000,805
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AG) 0.00%, 12/31/2054(6)	816,658
2,195,000	5.50%, 06/30/2039	2,439,367
11,430,000	6.00%, 06/30/2055	12,113,735
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 01/15/2036	1,112,755
1,500,000	5.00%, 12/01/2036	1,676,828
1,125,000	5.00%, 01/15/2037	1,241,057
1,460,000	5.00%, 12/01/2037	1,618,040
1,000,000	5.00%, 01/15/2038	1,095,341
1,000,000	5.00%, 12/01/2038	1,100,255
1,455,000	5.00%, 08/01/2039	1,573,440
1,880,000	5.25%, 08/01/2040	2,049,653
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(4)	1,119,602
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,012,640
750,000	Westchester County Local Dev Corp., NY, Rev 5.00%, 07/01/2038	814,228
		186,944,548
	North Carolina - 1.5%
6,430,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)	6,435,245
2,510,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	2,799,416
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	605,977
310,000	4.00%, 07/01/2047	311,159
1,210,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,319,386
4,880,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,543,931
	North Carolina Medical Care Commission, NC, Rev
550,000	3.40%, 10/01/2029	553,442
3,080,000	3.45%, 11/01/2030	3,091,546
765,000	4.25%, 09/01/2028	765,321
565,000	5.00%, 01/01/2027	566,905
795,000	5.00%, 01/01/2028	800,396
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	North Carolina - 1.5% - (continued)
$ 275,000	5.00%, 01/01/2029	$278,317
1,050,000	5.00%, 01/01/2039	1,029,089
1,935,000	5.00%, 11/01/2040	2,094,526
3,670,000	5.00%, 01/01/2044	3,690,752
1,165,000	5.50%, 09/01/2054	1,159,742
		31,045,150
	North Dakota - 0.3%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,138,312
5,000,000	6.00%, 01/01/2056	5,548,458
		6,686,770
	Ohio - 1.5%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,016,764
300,000	5.00%, 02/15/2026	300,254
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	6,649,313
	County of Allen Hospital Facs, OH, Rev
2,620,000	5.00%, 11/01/2040	2,926,973
1,520,000	5.00%, 11/01/2041	1,691,898
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	450,985
8,065,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	8,251,805
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,698,517
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	482,838
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	361,788
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	252,875
400,000	Port of Greater Cincinnati Dev Auth, OH, Rev, (AG) 5.25%, 12/01/2048	418,240
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,910,546
		30,412,796
	Oklahoma - 0.4%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	3,023,988
1,030,000	5.00%, 09/01/2033	1,174,203
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040	1,142,096
1,000,000	5.00%, 01/01/2041	1,129,338
1,000,000	5.00%, 01/01/2042	1,115,304
		7,584,929
	Oregon - 1.4%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(6)	1,740,491
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,695,278
405,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	261,027
500,000	(SCH BD GTY) 0.00%, 06/15/2039(4)	289,631
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(4)	2,753,542
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	450,326

152

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Oregon - 1.4% - (continued)
$ 1,590,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2036(6)	$1,798,545
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	691,141
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	507,518
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,077,178
3,650,000	5.00%, 07/01/2035	4,091,330
2,200,000	5.00%, 07/01/2036	2,445,871
2,000,000	5.00%, 07/01/2037	2,207,038
1,790,000	5.00%, 07/01/2038	1,962,888
910,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	927,418
1,435,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	1,441,319
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,047,656
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	1,061,576
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(4)	1,127,352
		29,577,125
	Pennsylvania - 3.4%
840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	846,868
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AG) 5.00%, 01/01/2035	2,214,614
1,000,000	(AG) 5.25%, 01/01/2036	1,118,660
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AG) 5.00%, 09/01/2036	1,928,511
2,680,000	(AG) 5.00%, 09/01/2037	3,034,754
1,135,000	(AG) 5.00%, 09/01/2038	1,278,412
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,958,687
	Commonwealth Financing Auth, PA, Rev
3,000,000	5.00%, 06/01/2026	3,006,073
125,000	5.00%, 06/01/2028	132,317
1,070,000	5.00%, 06/01/2029	1,130,525
145,000	5.00%, 06/01/2031	152,433
	Doylestown Hospital Auth, PA, Rev
545,000	5.00%, 07/01/2031(3)	581,044
2,015,000	5.38%, 07/01/2039(3)	2,229,234
2,410,000	Harrisburg School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,459,354
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AG) 4.00%, 07/01/2039	1,002,821
2,290,000	(AG) 5.00%, 07/01/2036	2,529,816
2,415,000	(AG) 5.00%, 07/01/2037	2,651,878
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,028,971
1,750,000	4.00%, 07/01/2056	1,400,130
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,719,382
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,612,186
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,767,126
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Pennsylvania - 3.4% - (continued)
$ 2,455,000	5.00%, 12/01/2046	$2,376,272
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AG) 5.00%, 01/01/2038	1,128,309
1,205,000	(AG) 5.00%, 01/01/2039	1,307,579
1,210,000	(AG) 5.00%, 01/01/2040	1,307,703
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	511,122
500,000	5.00%, 06/01/2033	544,185
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AG) 4.25%, 11/01/2051	2,313,650
920,000	5.00%, 05/01/2032	940,394
2,415,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,566,703
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	504,503
3,755,000	5.00%, 12/01/2042	3,843,765
	School Dist of Philadelphia, PA, GO,
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,425,343
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,566,862
975,000	School Dist of the City of Erie, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 04/01/2029	1,041,580
		70,161,766
	Puerto Rico - 2.2%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,566,565
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,553,000	0.00%, 07/01/2027(4)	6,255,089
6,331,000	0.00%, 07/01/2029(4)	5,661,655
10,000,000	4.33%, 07/01/2040	9,939,430
4,750,000	5.00%, 07/01/2058	4,649,080
		46,071,819
	Rhode Island - 1.8%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AG) 5.25%, 09/15/2040	1,235,284
1,500,000	(AG) 5.25%, 09/15/2041	1,665,536
2,000,000	(AG) 5.25%, 09/15/2042	2,192,706
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AG) 5.00%, 05/15/2027	2,705,520
2,655,000	5.00%, 05/15/2031(2)	2,916,710
2,000,000	(ST APPROP) 5.00%, 05/15/2036	2,243,589
1,200,000	(ST APPROP) 5.00%, 05/15/2038	1,323,311
2,335,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,630,478
4,165,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,662,470
1,800,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,998,952
2,490,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,726,439
1,210,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,309,920
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,569,057
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,823,508
345,000	(AG) 5.63%, 07/01/2065	353,507
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	232,994

153

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Rhode Island - 1.8% - (continued)
$ 1,000,000	5.00%, 12/01/2028	$1,054,184
1,250,000	5.00%, 12/01/2030	1,339,608
1,200,000	5.00%, 12/01/2033	1,303,310
2,350,000	5.00%, 12/01/2034	2,554,540
		37,841,623
	South Carolina - 2.0%
2,600,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	878,579
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,903,847
	South Carolina Jobs-Economic Dev Auth, SC, Rev
2,360,000	4.00%, 12/01/2030	2,380,298
4,355,000	5.00%, 05/01/2029	4,591,430
2,000,000	5.00%, 11/01/2038	2,240,371
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,420,542
1,240,000	5.00%, 07/01/2029	1,326,909
1,100,000	5.00%, 07/01/2030	1,175,184
3,190,000	5.00%, 07/01/2031	3,402,520
1,900,000	5.00%, 07/01/2032	1,984,168
1,000,000	5.00%, 07/01/2033	1,042,319
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,590,876
1,000,000	5.00%, 12/01/2026	1,020,654
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,295,000	5.75%, 01/01/2054	4,702,235
6,785,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	7,799,760
		41,459,692
	South Dakota - 1.7%
5,545,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	5,965,682
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	794,759
2,620,000	3.00%, 11/01/2052	2,594,135
35,000	3.50%, 11/01/2046	35,000
125,000	4.00%, 11/01/2047	125,360
5,305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	5,660,395
5,395,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	5,825,971
4,900,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,529,316
7,665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	8,814,776
		35,345,394
	Tennessee - 0.6%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,051,023
1,000,000	(BAM) 5.50%, 07/01/2059	1,046,526
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,117,103
1,000,000	5.50%, 07/01/2039	1,111,424
	Tennessee Energy Acquisition Corp., TN, Rev
6,000,000	5.00%, 11/01/2034	6,521,754
315,000	5.25%, 09/01/2026	318,365
	Tennessee Housing Dev Agency, TN, Rev
255,000	3.50%, 07/01/2045	255,001
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Tennessee - 0.6% - (continued)
$ 155,000	3.50%, 01/01/2047	$155,006
915,000	4.00%, 01/01/2049	922,401
		12,498,603
	Texas - 8.7%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,106,080
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,225,218
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,191,851
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,081,819
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,722,395
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,076,497
	Brazos Higher Education Auth, Inc., TX, Rev
5,000,000	5.00%, 04/01/2032	5,431,026
3,700,000	5.00%, 04/01/2033	3,999,072
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,731,916
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	741,521
1,000,000	5.00%, 01/01/2033	1,105,074
1,000,000	5.00%, 01/01/2036	1,091,010
1,000,000	5.00%, 01/01/2046	1,029,861
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	5,078,908
2,320,000	5.00%, 08/15/2038	2,638,058
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,024,603
1,075,000	4.00%, 08/15/2033	1,079,083
1,250,000	4.00%, 08/15/2034	1,254,080
	City of Garland Electric Utility System, TX, Rev,
500,000	(AG) 5.00%, 03/01/2033	575,951
500,000	(AG) 5.00%, 03/01/2034	582,131
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,285,000	(AG), (AMBAC) 0.00%, 09/01/2030(4)	1,119,460
330,000	(AMBAC) 0.00%, 09/01/2033(4)	254,817
	City of San Antonio Electric & Gas Systems, TX, Rev
1,765,000	2.90%, 02/01/2055(1)(2)	1,766,046
5,020,000	3.08%, 02/01/2055(1)	5,064,273
1,170,000	5.00%, 02/01/2039	1,324,825
2,000,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2032	2,291,176
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,017,873
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,055,480
500,000	(PSF-GTD) 4.00%, 08/15/2031	502,215
550,000	(PSF-GTD) 5.00%, 04/01/2031	608,702
595,000	(PSF-GTD) 5.00%, 04/01/2032	664,814
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,096,914
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,091,490
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,437,736
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,260,377
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	11,153,420
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AG) 5.00%, 08/15/2040	1,094,977

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Texas - 8.7% - (continued)
$ 1,000,000	(AG) 5.00%, 08/15/2041	$1,083,556
	El Paso County Hospital Dist, TX, GO,
3,500,000	(AG) 5.00%, 02/15/2032	3,927,670
3,155,000	(AG) 5.00%, 02/15/2033	3,578,649
2,650,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2037(2)	2,990,024
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,378,555
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,231,194
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AG) 5.00%, 11/15/2028	3,557,331
3,485,000	(AG) 5.00%, 11/15/2029	3,773,910
1,755,000	(AG) 5.00%, 11/15/2030	1,929,530
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	536,078
1,000,000	5.00%, 12/01/2035	1,064,185
1,000,000	5.00%, 12/01/2036	1,056,284
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,815,871
500,000	(PSF-GTD) 5.00%, 08/15/2037	561,823
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,504,103
1,115,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2030(4)	984,995
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2041	551,751
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,125,528
3,375,000	5.00%, 11/01/2031	3,371,780
1,000,000	5.00%, 11/01/2046	831,529
	North East Texas Regional Mobility Auth, TX, Rev
500,000	5.00%, 01/01/2033	566,289
1,200,000	5.00%, 01/01/2034	1,372,047
825,000	5.00%, 01/01/2035	949,517
2,465,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,494,972
	Northwest Independent School Dist, TX, GO,
1,750,000	(PSF-GTD) 5.00%, 02/15/2041	1,958,122
1,680,000	(PSF-GTD) 5.00%, 02/15/2042	1,858,124
1,300,000	(PSF-GTD) 5.00%, 02/15/2043	1,419,654
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,120,145
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,112,124
	Port Arthur Independent School Dist, TX, GO,
805,000	(PSF-GTD) 5.00%, 02/15/2036	935,397
1,355,000	(PSF-GTD) 5.00%, 02/15/2037	1,558,845
1,860,000	(PSF-GTD) 5.00%, 02/15/2038	2,125,759
450,000	Richardson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	504,886
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,209,725
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,000,000
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,501,430
1,085,000	4.00%, 08/01/2030	1,085,975
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Texas - 8.7% - (continued)
$ 3,225,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(1)	$3,644,838
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,165,117
7,270,000	(GNMA) 3.00%, 03/01/2050	5,580,491
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,964,383
3,230,000	5.00%, 12/15/2032	3,517,731
8,600,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,304,843
5,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	5,419,906
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	1,012,821
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,334,798
		179,143,034
	Utah - 0.8%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	498,273
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2040	1,112,976
1,000,000	(AG) 5.25%, 06/01/2041	1,128,581
1,000,000	Mida Cormont Public Infrastructure Dist, UT, GO 6.25%, 06/01/2055(3)	1,046,174
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(3)	491,325
1,375,000	5.50%, 06/15/2039(3)	1,420,955
1,500,000	6.00%, 06/15/2054(3)	1,535,859
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	755,857
4,225,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	4,582,376
2,820,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,144,948
		15,717,324
	Vermont - 0.0%
145,000	Vermont Housing Finance Agency, VT, Rev 4.00%, 11/01/2046	145,358
	Virginia - 1.7%
5,295,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	5,818,888
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,894,017
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,877,860
2,500,000	7.00%, 09/01/2053	2,745,740
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,139,077
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	3,058,072
1,250,000	4.00%, 07/01/2035	1,269,951
1,000,000	4.00%, 01/01/2036	1,010,798
1,100,000	4.00%, 01/01/2037	1,103,391
1,470,000	5.00%, 01/01/2027	1,496,857
3,490,000	5.00%, 07/01/2034	3,779,387

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Virginia - 1.7% - (continued)
$ 4,500,000	5.00%, 07/01/2035	$4,841,061
2,000,000	5.00%, 12/31/2042	2,060,021
1,000,000	5.00%, 12/31/2047	1,000,763
		35,095,883
	Washington - 1.2%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(4)	1,930,750
615,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	645,216
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,073,520
4,400,000	5.25%, 07/01/2039	4,964,977
4,500,000	5.25%, 07/01/2041	5,000,978
2,895,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	3,065,903
3,000,000	State of Washington, WA, GO 5.00%, 07/01/2031	3,411,179
	Washington State Housing Finance Commission, WA, Rev,
1,895,000	(BAM) 5.00%, 07/01/2045(3)	1,905,463
1,400,000	5.00%, 01/01/2049(3)	1,290,225
		25,288,211
	West Virginia - 0.2%
	County of Ohio Special District Excise Tax, WV, Rev,
500,000	(AG) 5.00%, 06/01/2026	503,541
300,000	(AG) 5.00%, 06/01/2027	308,612
300,000	(AG) 5.00%, 06/01/2028	315,079
425,000	(AG) 5.00%, 06/01/2029	454,921
450,000	(AG) 5.00%, 06/01/2030	488,369
1,210,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	1,237,398
		3,307,920
	Wisconsin - 4.3%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,461,362
1,360,000	5.00%, 12/01/2037	1,498,278
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,579,564
1,530,000	(AG) 4.00%, 07/01/2050	1,347,098
2,165,000	4.00%, 10/01/2051	1,840,805
795,000	5.00%, 12/15/2034(3)	831,917
2,940,000	(AG) 5.00%, 07/01/2035	3,055,959
1,050,000	(AG) 5.00%, 07/01/2036	1,087,537
2,875,000	5.00%, 10/01/2043(3)	2,877,710
2,340,000	5.00%, 10/01/2044	2,377,963
2,000,000	5.00%, 10/01/2048(3)	1,897,209
1,250,000	5.00%, 12/15/2054(3)	1,145,547
750,000	5.25%, 06/15/2050	757,104
1,000,000	5.25%, 06/15/2055	1,002,283
1,060,000	5.25%, 11/15/2055	1,073,780
1,770,000	5.25%, 11/15/2061	1,785,245
20,000,000	5.50%, 06/01/2055	20,810,316
5,360,000	6.50%, 06/30/2060	5,917,340
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,595,000	4.00%, 04/01/2039	1,621,341
2,000,000	5.00%, 04/01/2049	2,050,552
2,200,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)	1,852,815
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,700,000	5.00%, 12/01/2028	1,705,258
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Wisconsin - 4.3% - (continued)
$ 4,000,000	5.00%, 08/15/2030		$4,390,837
3,870,000	5.00%, 11/01/2035		4,313,855
7,275,000	5.00%, 11/01/2039		7,380,156
1,000,000	5.00%, 11/01/2054		899,832
1,000,000	5.75%, 08/15/2054		1,030,497
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		929,098
3,045,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,321,197
			88,842,455
	Wyoming - 0.0%
	Wyoming Community Dev Auth, WY, Rev
110,000	4.00%, 12/01/2046		110,374
660,000	6.00%, 12/01/2054		722,696
			833,070
	Total Municipal Bonds (cost $1,947,702,123)		$1,966,781,842
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,749,214	3.15%, 10/15/2036		$2,511,591
	Total U.S. Government Agencies (cost $2,791,673)		$2,511,591
	Total Long-Term Investments (cost $1,950,493,796)		$1,969,293,433
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
15,895,532
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $15,900,380; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$16,213,446
			$15,895,532
	Total Short-Term Investments (cost $15,895,532)		$15,895,532
	Total Investments (cost $1,966,389,328)	96.7%	$1,985,188,965
	Other Assets and Liabilities	3.3%	67,367,644
	Net Assets	100.0%	$2,052,556,609
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,284,905 at January 31, 2026.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$63,486,180, representing 3.1% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,966,781,842	$—	$1,966,781,842	$—
U.S. Government Agencies	2,511,591	—	2,511,591	—
Short-Term Investments	15,895,532	—	15,895,532	—
Total	$1,985,188,965	$—	$1,985,188,965	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

157

Hartford Municipal Short Duration Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8%
	Alabama - 9.3%
$ 400,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 4.10%, 10/01/2032	$416,130
	Black Belt Energy Gas Dist, AL, Rev
100,000	5.00%, 06/01/2027	102,667
95,000	5.00%, 10/01/2035	102,103
400,000	5.25%, 12/01/2027	415,276
300,000	5.25%, 12/01/2028	316,462
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	403,804
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	523,655
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	523,000
	Southeast Energy Auth A Cooperative Dist, AL, Rev
500,000	5.00%, 10/01/2029	536,271
100,000	5.00%, 09/01/2030	107,767
275,000	5.25%, 03/01/2055(1)	291,037
		3,738,172
	Arizona - 0.2%
90,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	90,355
	California - 3.4%
130,000	Bay Area Toll Auth, CA, Rev 2.58%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	128,999
100,000	California Community Choice Financing Auth, CA, Rev 5.00%, 08/01/2031	109,724
350,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2031	388,853
	City of Fontana, CA, Special Tax
125,000	4.00%, 09/01/2026	125,647
120,000	4.00%, 09/01/2027	121,697
100,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2031	111,723
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	373,969
		1,360,612
	Colorado - 1.5%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AG) 5.00%, 12/01/2026	102,055
	Colorado Health Facs Auth, CO, Rev
200,000	5.00%, 11/01/2028	213,189
250,000	5.00%, 09/01/2029	271,085
30,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	31,634
		617,963
	Connecticut - 1.9%
500,000	City of New Haven, CT, GO, (AG) 5.00%, 08/01/2030	552,206
35,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	35,271
180,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.80%, 07/01/2048(1)	180,016
		767,493
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	541,139
	Florida - 2.3%
30,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	30,097
100,000	Florida Local Government Finance Commission, FL, Rev 4.20%, 11/15/2030(2)	101,026
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,101
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Florida - 2.3% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$74,775
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(2)	302,808
100,000	4.25%, 05/01/2028(2)	101,371
300,000	Village Community Dev Dist No. 16, FL, Special Assessment 3.55%, 05/01/2030	302,411
		927,589
	Georgia - 3.4%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	859,907
200,000	5.00%, 03/01/2026	200,331
185,000	5.00%, 12/01/2054(1)	200,134
100,000	Municipal Electric Auth of Georgia, GA, Rev, (AG) 5.00%, 07/01/2029	108,270
		1,368,642
	Guam - 0.1%
50,000	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev 5.00%, 01/01/2028	51,954
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	102,729
	Illinois - 10.7%
	Chicago Board of Education, IL, GO
300,000	5.25%, 12/01/2031	317,812
40,000	(NPFG) 5.50%, 12/01/2026	40,480
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	530,348
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	312,899
	Illinois Housing Dev Auth, IL, Rev,
275,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	289,056
75,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	80,652
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2026	91,820
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 5.00%, 02/01/2027	209,942
155,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	158,666
265,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AG) 5.00%, 01/01/2028	276,747
400,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	403,150
	State of Illinois, IL, GO
250,000	5.00%, 03/01/2026	250,488
740,000	5.00%, 11/01/2028	769,699
500,000	5.25%, 09/01/2029	544,982
		4,276,741
	Indiana - 1.3%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	510,364
	Louisiana - 2.8%
300,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2030	326,655
	Louisiana Public Facs Auth, LA, Rev,
300,000	(AG) 5.00%, 08/01/2029	326,641
115,000	5.00%, 05/15/2030	125,439
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	209,554
145,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	148,002
		1,136,291

158

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Maryland - 1.1%
$ 400,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 08/15/2028(3)	$423,942
	Massachusetts - 2.0%
260,000	Massachusetts Dev Finance Agency, MA, Rev 5.00%, 06/01/2032	292,789
500,000	Massachusetts School Building Auth, MA, Rev 5.00%, 02/15/2027	513,994
		806,783
	Michigan - 2.0%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	236,473
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	220,121
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	50,115
	Northern Michigan University, MI, Rev
150,000	5.00%, 06/01/2031	167,825
110,000	5.00%, 06/01/2032	124,821
		799,355
	Minnesota - 2.1%
350,000	Duluth Independent School Dist No. 709, MN, GO, (SD CRED PROG) 0.00%, 02/01/2031(4)	303,379
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	542,034
		845,413
	Mississippi - 2.6%
	State of Mississippi Gaming Tax, MS, Rev
280,000	5.00%, 10/15/2026	281,714
250,000	5.00%, 10/15/2029	265,465
500,000	5.00%, 10/15/2030	500,778
		1,047,957
	Montana - 0.2%
55,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	59,356
	Nebraska - 0.1%
45,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	45,365
	New Hampshire - 0.6%
200,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 06/01/2031	220,123
	New Jersey - 1.4%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	57,988
100,000	5.00%, 11/01/2028	106,999
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(4)	406,194
		571,181
	New Mexico - 0.6%
	New Mexico Mortgage Finance Auth, NM, Rev,
195,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	195,948
40,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	40,323
		236,271
	New York - 4.9%
	Metropolitan Transportation Auth, NY, Rev
150,000	5.00%, 11/15/2027	152,735
330,000	5.00%, 11/15/2030	335,558
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	171,223
500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	555,976
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	New York - 4.9% - (continued)
$ 200,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2026	$203,339
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	539,231
		1,958,062
	North Carolina - 1.4%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	136,326
	North Carolina Medical Care Commission, NC, Rev
350,000	3.20%, 11/01/2030	351,317
35,000	3.40%, 10/01/2029	35,219
35,000	4.25%, 10/01/2028	35,025
		557,887
	North Dakota - 0.6%
	North Dakota Housing Finance Agency, ND, Rev
20,000	3.50%, 07/01/2046	19,963
210,000	3.75%, 07/01/2050	210,926
		230,889
	Ohio - 2.5%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	327,547
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	464,712
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	147,419
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	70,020
		1,009,698
	Oregon - 0.3%
100,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2027(5)	101,411
20,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	20,005
		121,416
	Pennsylvania - 4.9%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(2)	117,275
400,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2029	432,161
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	412,897
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AG) 5.00%, 01/01/2029	213,493
140,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	139,313
600,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	650,970
		1,966,109
	Puerto Rico - 2.4%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	511,257
	Puerto Rico Sales Tax Financing Corp., PR, Rev
250,000	0.00%, 07/01/2027(4)	238,634
244,000	0.00%, 07/01/2029(4)	218,203
		968,094
	Rhode Island - 4.1%
400,000	Providence Public Building Auth, RI, Rev, (AG) 5.00%, 09/15/2031	446,143
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2029	323,991
345,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	381,638

159

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Rhode Island - 4.1% - (continued)
$ 100,000	(AG) 5.00%, 07/01/2030	$108,373
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	362,436
		1,622,581
	South Carolina - 0.8%
45,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 4.00%, 12/01/2030	45,387
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	269,482
		314,869
	South Dakota - 1.4%
	South Dakota Housing Dev Auth, SD, Rev,
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	30,018
70,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	74,690
400,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	448,042
		552,750
	Tennessee - 0.6%
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	100,937
100,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 11/01/2032	108,089
	Tennessee Housing Dev Agency, TN, Rev
20,000	3.50%, 07/01/2045	20,000
20,000	3.50%, 01/01/2048	20,002
		249,028
	Texas - 10.9%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	857,575
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	352,391
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,283
	City of San Antonio Electric & Gas Systems, TX, Rev
150,000	3.00%, 02/01/2055(1)(3)	150,254
135,000	3.08%, 02/01/2055(1)	136,191
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	164,455
200,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2032	227,532
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2029	433,806
400,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2030	435,617
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	51,336
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,844
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	35,016
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	512,033
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	295,826
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	362,845
200,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2031	214,377
		4,364,381
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Utah - 0.7%
$ 130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033		$132,195
135,000	Downtown Revitalization Public Infrastructure Dist, UT, Rev, (AG) 5.00%, 06/01/2032		152,761
			284,956
	Virginia - 0.2%
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,809
	Washington - 2.5%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2030		106,864
100,000	5.00%, 07/01/2030		107,734
100,000	5.00%, 07/01/2031		108,610
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		528,463
45,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029		47,656
100,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.00%, 07/01/2031(2)		108,347
			1,007,674
	Wisconsin - 4.1%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		501,462
225,000	(AG) 4.00%, 07/01/2026		226,004
70,000	4.00%, 10/01/2027		71,089
235,000	5.00%, 11/15/2030		255,153
500,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)		421,094
180,000	Wisconsin Health & Educational Facs Auth, WI, Rev 2.46%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(1)		179,385
			1,654,187
	Wyoming - 0.2%
65,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		71,175
	Total Municipal Bonds (cost $37,104,913)		$37,550,355
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
496,628
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value of $496,779;
collateralized by U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a market value of
$506,685
			$496,628
	Total Short-Term Investments (cost $496,628)		$496,628
	Total Investments (cost $37,601,541)	95.1%	$38,046,983
	Other Assets and Liabilities	4.9%	1,970,715
	Net Assets	100.0%	$40,017,698
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

160

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$730,827, representing 1.8% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $573,564 at January 31, 2026.
(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$37,550,355	$—	$37,550,355	$—
Short-Term Investments	496,628	—	496,628	—
Total	$38,046,983	$—	$38,046,983	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

161

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
	Brazil - 1.1%
	Brazil Notas do Tesouro Nacional
BRL 3,311,350	6.00%, 05/15/2035(1)	$572,465
693,501	6.00%, 05/15/2045(1)	116,591
		689,056
	South Africa - 0.5%
	Republic of South Africa Government CPI-Linked Bond
ZAR 2,899,141	2.50%, 03/31/2046(1)	136,415
2,946,497	3.45%, 12/07/2033(1)	172,851
		309,266
	Total Foreign Government Obligations (cost $922,941)	$998,322
U.S. GOVERNMENT SECURITIES - 33.9%
	U.S. Treasury Securities - 33.9%
	U.S. Treasury Inflation-Indexed Bonds - 2.0%
$ 263,052	1.75%, 01/15/2028(1)	$267,180
249,128	2.50%, 01/15/2029(1)	259,491
118,708	3.38%, 04/15/2032(1)	132,082
270,572	3.63%, 04/15/2028(1)	285,882
315,504	3.88%, 04/15/2029(1)	342,577
		1,287,212
	U.S. Treasury Inflation-Indexed Notes - 31.9%
1,475,329	0.13%, 04/15/2027(1)	1,460,234
686,675	0.13%, 01/15/2030(1)	658,745
739,643	0.13%, 07/15/2030(1)	706,500
765,845	0.13%, 01/15/2031(1)	722,564
761,971	0.13%, 07/15/2031(1)	714,615
830,286	0.13%, 01/15/2032(1)	767,565
601,965	0.25%, 07/15/2029(1)	586,790
662,598	0.38%, 07/15/2027(1)	660,498
676,811	0.50%, 01/15/2028(1)	671,213
859,094	0.63%, 07/15/2032(1)	814,243
587,595	0.75%, 07/15/2028(1)	586,438
519,945	0.88%, 01/15/2029(1)	517,176
846,825	1.13%, 10/15/2030(1)	842,799
843,400	1.13%, 01/15/2033(1)	816,920
724,095	1.25%, 04/15/2028(1)	727,647
843,213	1.38%, 07/15/2033(1)	829,270
733,187	1.63%, 10/15/2027(1)	744,667
788,125	1.63%, 10/15/2029(1)	803,905
835,037	1.63%, 04/15/2030(1)	847,559
891,110	1.75%, 01/15/2034(1)	892,972
924,614	1.88%, 07/15/2034(1)	935,263
1,014,607	1.88%, 07/15/2035(1)	1,017,748
754,588	2.13%, 04/15/2029(1)	777,975
975,829	2.13%, 01/15/2035(1)	999,648
740,844	2.38%, 10/15/2028(1)	769,688
		19,872,642
	Total U.S. Government Securities (cost $20,677,312)	$21,159,854
COMMON STOCKS - 51.7%
	Capital Goods - 0.2%
3,023	Trex Co., Inc.*	$125,213
	Consumer Services - 0.1%
143	Hilton Worldwide Holdings, Inc.	42,687
	Consumer Staples Distribution & Retail - 0.3%
3,214	Andersons, Inc.	199,236
	Energy - 11.9%
41,107	BP PLC	260,641
2,768	Cameco Corp.	342,349
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.7% - (continued)
	Energy - 11.9% - (continued)
9,133	Canadian Natural Resources Ltd.	$339,591
906	Cheniere Energy, Inc.	191,637
1,389	Chord Energy Corp.	139,233
4,749	EOG Resources, Inc.	532,505
33,506	Equinor ASA	900,591
5,671	Excelerate Energy, Inc. Class A	211,812
6,741	Exxon Mobil Corp.	953,177
6,229	Galp Energia SGPS SA	123,942
154,778	Gazprom PJSC*(2)	—
2,717	LUKOIL PJSC ADR*(2)	—
200	Novatek PJSC GDR*(2)	—
16,214	Petroleo Brasileiro SA - Petrobras ADR	248,723
18,683	Shell PLC ADR	1,439,152
16,900	Surgutneftegas PJSC ADR*(2)	—
2,459	Targa Resources Corp.	494,210
14,179	TotalEnergies SE	1,031,220
52,734	Yancoal Australia Ltd.(3)	211,087
		7,419,870
	Equity Real Estate Investment Trusts (REITs) - 15.0%
3,113	American Assets Trust, Inc. REIT	56,221
1,141	American Tower Corp. REIT	204,558
49,907	British Land Co. PLC REIT	284,666
14,157	Brixmor Property Group, Inc. REIT	379,266
6,355	CareTrust, Inc. REIT	237,296
5,046	Charter Hall Group REIT	80,359
7,842	COPT Defense Properties REIT	241,612
894	Covivio SA REIT	57,114
3,376	Crown Castle, Inc. REIT	293,071
9,345	Derwent London PLC REIT	247,518
5,432	EPR Properties REIT	294,632
169	Equinix, Inc. REIT	138,737
5,795	Equity Residential REIT	361,144
608	Essex Property Trust, Inc. REIT	153,137
46,993	Fibra Uno Administracion SA de CV REIT	73,087
1,318	Gaming & Leisure Properties, Inc. REIT	58,981
4,134	Getty Realty Corp. REIT	123,441
31,618	Hammerson PLC REIT	153,526
10,041	Highwoods Properties, Inc. REIT	259,560
13,293	Host Hotels & Resorts, Inc. REIT	246,319
140	Invincible Investment Corp. REIT	59,293
1,634	Iron Mountain, Inc. REIT	150,540
9,246	Kilroy Realty Corp. REIT	318,802
12,790	Kimco Realty Corp. REIT	269,613
6,564	Klepierre SA REIT	252,867
1,057	Mid-America Apartment Communities, Inc. REIT	141,955
4,340	Millrose Properties, Inc. REIT	129,332
260	Nippon Building Fund, Inc. REIT	241,172
6,113	Omega Healthcare Investors, Inc. REIT	268,238
284	Orix J, Inc. REIT	190,201
848	Phillips Edison & Co., Inc. REIT	30,723
17,663	Piedmont Realty Trust, Inc. REIT	148,722
945	Public Storage REIT	261,000
17,422	Sabra Health Care, Inc. REIT	326,314
249	Sekisui House, Inc. REIT	146,219
2,960	Simon Property Group, Inc. REIT	566,278
1,670	SL Green Realty Corp. REIT	74,783
52,081	Stockland REIT	194,867
11,301	Tanger, Inc. REIT	369,769
9,799	UDR, Inc. REIT	364,033
2,544	Unibail-Rodamco-Westfield REIT*	281,277
4,773	UNITE Group PLC REIT	37,121
3,459	Vornado Realty Trust REIT	110,273
762	Welltower, Inc. REIT	143,530
7,766	Wereldhave NV REIT	192,407
28,716	Workspace Group PLC REIT	164,836
		9,378,410

162

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.7% - (continued)
	Food, Beverage & Tobacco - 2.7%
12,298	Archer-Daniels-Midland Co.	$827,779
4,299	Fresh Del Monte Produce, Inc.	170,498
2,407	General Mills, Inc.	111,348
3,741	Ingredion, Inc.	441,812
3,022	Pilgrim's Pride Corp.	131,064
		1,682,501
	Materials - 11.7%
63,533	Alrosa PJSC*(2)	—
8,924	ArcelorMittal SA	484,645
2,998	Barrick Mining Corp.	137,036
5,257	CF Industries Holdings, Inc.	490,110
5,010	Corteva, Inc.	364,728
9,539	DPM Metals, Inc.	332,830
5,730	Endeavour Mining PLC	312,832
2,639	First Quantum Minerals Ltd.*	74,597
711	Franco-Nevada Corp.	166,433
58,104	Glencore PLC*	396,116
11,303	Harmony Gold Mining Co. Ltd.	240,173
3,282	Kinross Gold Corp.	103,354
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
10,354	Mosaic Co.	284,735
54,674	Nan Ya Plastics Corp.	130,702
4,485	Newmont Corp.	503,890
12,607	Nutrien Ltd.	867,996
101,512	Perseus Mining Ltd.	390,973
20,779	Regis Resources Ltd.	108,305
2,435	Rio Tinto PLC	222,156
5,773	SABIC Agri-Nutrients Co.	192,339
3,022	Salzgitter AG	162,164
4,064	voestalpine AG	192,981
24,555	Wesdome Gold Mines Ltd.*	401,962
1,931	Westlake Corp.	153,167
12,646	Yara International ASA	581,245
		7,295,469
	Real Estate Management & Development - 2.0%
49,297	Aldar Properties PJSC	128,873
276,845	Ayala Land, Inc.	99,822
44,433	CK Asset Holdings Ltd.	260,295
3,389	CTP NV(4)	73,882
57,914	Emaar Properties PJSC	236,908
23,031	Savills PLC	339,726
4,986	Sun Hung Kai Properties Ltd.	80,070
		1,219,576
	Telecommunication Services - 4.8%
146,141	BT Group PLC	384,135
10,926	Deutsche Telekom AG	366,657
2,062	Elisa OYJ	91,213
2,978	Hellenic Telecommunications Organization SA	55,854
64,335	Koninklijke KPN NV	315,081
14,597	KT Corp. ADR	305,369
11,656	LG Uplus Corp.	129,565
16,304	MTN Group Ltd.	181,049
9,955	Tele2 AB Class B	183,157
48,992	TIM SA	228,262
7,810	Verizon Communications, Inc.	347,701
277,562	Vodafone Group PLC	408,773
		2,996,816
	Transportation - 0.3%
3,875	Knight-Swift Transportation Holdings, Inc.	213,512
	Utilities - 2.7%
632	American Water Works Co., Inc.	81,610
7,221	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	193,767
2,551	Consolidated Edison, Inc.	272,013
Shares or Principal Amount			Market Value†
COMMON STOCKS - 51.7% - (continued)
	Utilities - 2.7% - (continued)
955	Duke Energy Corp.		$115,889
3,338	Edison International		207,891
15,656	Enel SpA		172,976
3,139	Exelon Corp.		140,564
3,508	ONE Gas, Inc.		279,097
1,676	WEC Energy Group, Inc.		185,483
			1,649,290
	Total Common Stocks (cost $26,658,317)		$32,222,580
CLOSED END FUNDS - 0.7%
	Investment Company Securities - 0.7%
18,000	Sprott Physical Uranium Trust		$406,889
	Total Closed End Funds (cost $314,914)		$406,889
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,700	VanEck Agribusiness ETF (3)		$136,527
	Total Exchange-Traded Funds (cost $124,140)		$136,527
	Total Long-Term Investments (cost $48,697,624)		$54,924,172
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 355,336
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$355,444; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $362,540
			$355,336
	Securities Lending Collateral - 0.0%
40,836	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)		40,836
	Total Short-Term Investments (cost $396,172)		$396,172
	Total Investments (cost $49,093,796)	88.7%	$55,320,344
	Other Assets and Liabilities	11.3%	7,045,423
	Net Assets	100.0%	$62,365,767
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

163

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2026, the Fund invested 21.9% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of this security was
$73,882, representing 0.1% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
California Carbon Allowance Vintage Future	11	12/24/2026	$326,700	$(21,062)
California Low Carbon Fuel Future	49	12/31/2026	327,075	45,301
Cocoa Future	1	07/16/2026	42,730	(3,173)
Copper Future	3	07/29/2026	452,700	(1,583)
Cotton No. 2 Future	8	07/09/2026	266,200	(4,771)
Gas Oil Future	5	07/10/2026	337,125	26,740
Gasoline RBOB Future	4	06/30/2026	360,713	18,276
Gold 100oz Future	2	06/26/2026	956,140	98,175
Live Cattle Future	1	06/30/2026	92,690	3,846
LME Copper Future	5	03/16/2026	1,640,042	371,021
LME Copper Future	3	05/18/2026	988,418	176,957
LME Copper Future	2	07/13/2026	660,570	2,582
LME Copper Future	2	12/14/2026	661,758	168,592
LME Nickel Future	1	03/16/2026	107,105	15,030
LME Nickel Future	4	05/18/2026	431,822	71,006
LME Nickel Future	2	07/13/2026	217,267	5,781
LME Primary Aluminum Future	1	03/16/2026	78,448	6,943
LME Zinc Future	2	03/16/2026	170,595	26,933
Natural Gas Future	5	12/29/2026	269,100	44,787
SGX Iron ORE Future	19	03/31/2026	197,201	(8,269)
Soybean Future	7	07/14/2026	381,675	5,815
Soybean Meal Future	4	07/14/2026	121,040	(3,473)
Soybean Oil Future	1	05/14/2026	32,436	1,851
Soybean Oil Future	13	07/14/2026	424,242	23,106
Wheat Future	15	09/10/2026	175,802	2,200
White Sugar Future	2	07/16/2026	40,480	(1,674)
Total				$1,070,937
Short position contracts:
LME Copper Future	(5)	03/16/2026	$(1,640,042)	$(291,224)
LME Copper Future	(3)	05/18/2026	(988,417)	(32,678)
LME Copper Future	(1)	07/13/2026	(330,285)	(10,145)
LME Copper Future	(2)	12/14/2026	(661,758)	(196,865)
LME Nickel Future	(1)	03/16/2026	(107,105)	(13,203)
LME Nickel Future	(4)	05/18/2026	(431,822)	(6,257)
LME Nickel Future	(1)	07/13/2026	(108,634)	502
LME Primary Aluminum Future	(1)	03/16/2026	(78,448)	(1,625)
LME Zinc Future	(2)	03/16/2026	(170,595)	(25,431)
Total				$(576,926)
Total futures contracts				$494,011

164

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
715,000	BRL	131,809	USD	MSC	02/03/2026	$3,904
305,000	BRL	55,832	USD	DEUT	02/03/2026	2,060
834,924	USD	4,675,000	BRL	GSC	02/03/2026	(52,436)
691,031	USD	3,655,000	BRL	MSC	03/03/2026	1,460
125,553	USD	2,017,000	ZAR	SCB	02/27/2026	933
Total foreign currency contracts						$(44,079)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$998,322	$—	$998,322	$—
U.S. Government Securities	21,159,854	—	21,159,854	—
Common Stocks	32,222,580	21,135,948	11,086,632	—
Closed End Funds	406,889	406,889	—	—
Exchange-Traded Funds	136,527	136,527	—	—
Short-Term Investments	396,172	40,836	355,336	—
Foreign Currency Contracts(2)	8,357	—	8,357	—
Futures Contracts(2)	1,115,444	1,070,143	45,301	—
Total	$56,444,145	$22,790,343	$33,653,802	$—
Liabilities
Foreign Currency Contracts(2)	$(52,436)	$—	$(52,436)	$—
Futures Contracts(2)	(621,433)	(600,371)	(21,062)	—
Total	$(673,869)	$(600,371)	$(73,498)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

165

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9%
	Asset-Backed - Automobile - 7.8%
	ARI Fleet Lease Trust
$ 240,000	4.09%, 11/15/2034(1)	$240,208
490,000	4.61%, 11/15/2034(1)	490,053
1,815,000	5.39%, 04/15/2033(1)	1,856,679
1,765,000	5.55%, 04/15/2033(1)	1,808,403
1,735,742	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	1,738,936
	CarMax Auto Owner Trust
1,550,000	4.30%, 03/15/2032	1,556,599
3,500,000	4.54%, 03/15/2032	3,506,328
1,480,000	4.81%, 09/15/2031	1,503,548
2,430,000	4.82%, 05/15/2030	2,475,741
2,180,000	4.97%, 06/17/2030	2,219,187
3,250,000	5.08%, 02/15/2030	3,325,173
2,500,000	5.28%, 03/15/2030	2,556,526
2,000,000	5.67%, 01/15/2031	2,043,818
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,080,677
1,545,000	5.41%, 02/28/2030(1)	1,585,442
3,760,000	5.87%, 09/25/2031(1)	3,861,958
	Ford Credit Auto Lease Trust
2,825,000	4.20%, 02/15/2030	2,829,483
6,165,000	5.18%, 02/15/2028	6,240,828
	Ford Credit Auto Owner Trust
4,635,000	4.22%, 01/15/2032	4,644,896
5,500,000	4.67%, 02/15/2038(1)(2)	5,556,446
5,266,000	5.01%, 08/15/2037(1)(2)	5,388,602
5,080,000	5.23%, 05/15/2030	5,200,216
1,830,000	6.46%, 05/15/2030	1,851,969
500,000	GM Financial Automobile Leasing Trust 4.60%, 01/21/2030	502,853
	GM Financial Consumer Automobile Receivables Trust
1,850,000	4.14%, 06/16/2032	1,849,069
2,935,000	5.39%, 01/16/2030	2,997,896
8,820,000	5.48%, 02/19/2030	9,009,098
900,000	6.41%, 05/16/2029	926,599
	Hyundai Auto Lease Securitization Trust
3,020,000	4.16%, 05/15/2030(1)	3,023,606
7,685,000	4.97%, 02/15/2029(1)	7,762,390
	Hyundai Auto Receivables Trust
2,385,000	4.36%, 03/15/2032	2,402,996
2,745,000	4.56%, 03/15/2033	2,779,479
1,000,000	4.67%, 01/15/2031	1,016,150
2,920,000	4.72%, 07/15/2030	2,974,936
1,345,000	4.86%, 02/17/2032	1,369,282
2,045,000	4.92%, 07/15/2032	2,086,403
3,645,000	5.04%, 09/16/2030	3,717,971
	Merchants Fleet Funding LLC
2,560,000	4.91%, 01/20/2039(1)	2,573,646
3,630,000	5.21%, 01/20/2039(1)	3,645,914
1,385,000	5.76%, 01/20/2039(1)	1,391,545
6,000,000	Nissan Auto Lease Trust 4.81%, 11/15/2029	6,066,736
2,000,000	Santander Bank Auto Credit-Linked Notes 4.48%, 01/16/2034(1)	2,007,083
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,450,392
3,860,000	5.64%, 08/15/2030	3,932,518
4,380,000	5.97%, 10/15/2031	4,501,051
4,805,000	SCCU Auto Receivables Trust 4.78%, 12/15/2031(1)	4,846,615
	SFS Auto Receivables Securitization Trust
1,885,000	5.11%, 02/20/2031(1)	1,930,078
4,355,000	5.20%, 10/20/2032(1)	4,447,430
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Asset-Backed - Automobile - 7.8% - (continued)
$ 615,000	5.38%, 01/21/2031(1)	$629,524
144,403	U.S. Bank NA 6.79%, 08/25/2032(1)	145,847
	World Omni Auto Receivables Trust
6,240,000	4.68%, 07/15/2030	6,311,113
9,000,000	4.83%, 05/15/2031	9,088,901
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,115,439
		175,064,276
	Commercial Mortgage-Backed Securities - 2.2%
	BBCMS Mortgage Trust
1,263,087	2.02%, 04/15/2053	1,204,298
750,000	5.53%, 02/15/2031	774,295
1,275,000	5.84%, 08/15/2058(3)	1,328,435
2,250,000	6.41%, 07/15/2057(3)	2,361,052
	Benchmark Mortgage Trust
7,800,000	5.42%, 09/15/2058(3)	7,994,309
3,190,000	5.44%, 02/15/2059	3,287,179
2,000,000	6.06%, 08/15/2057(3)	2,079,425
721,847	BSPRT Issuer Ltd. 5.21%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(3)	721,841
2,170,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(3)	2,184,765
1,178,011	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,136,781
2,414,422	MF1 Ltd. 5.02%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(3)	2,412,949
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	5,163,401
9,000,000	ROCK Trust 7.11%, 11/13/2041(1)	9,482,033
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,110,951
		49,241,714
	Other Asset-Backed Securities - 10.6%
2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	2,594,072
500,000	AGL CLO 5 Ltd. 5.61%, 01/20/2039, 3 mo. USD Term SOFR + 1.85%(1)(3)	500,965
10,975,000	AIMCO CLO 24 Ltd. 5.52%, 04/19/2038, 3 mo. USD Term SOFR + 1.85%(1)(3)	11,068,123
10,000,000	AMSR Trust 4.29%, 07/17/2041(1)(2)	9,728,523
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	719,311
2,750,000	Apidos CLO XXVIII Ltd. 5.32%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(3)	2,764,039
960,717	Aqua Finance Trust 1.54%, 07/17/2046(1)	886,360
500,000	Ares LXVII CLO Ltd. 5.37%, 01/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(3)	500,013
	Bain Capital Credit CLO Ltd.
9,250,000	5.72%, 10/16/2037, 3 mo. USD Term SOFR + 2.05%(1)(3)	9,288,989
3,600,000	6.17%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(3)	3,608,834
	Castlelake Aircraft Structured Trust
6,952,576	5.78%, 02/15/2050(1)	7,072,550
1,935,397	6.50%, 02/15/2050(1)	1,957,887
1,801,000	CCG Receivables Trust 4.69%, 10/14/2032(1)	1,821,516
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	720,894
4,500,000	CIFC Funding Ltd. 4.87%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(3)	4,500,833

166

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Other Asset-Backed Securities - 10.6% - (continued)
	Dext ABS LLC
$ 3,427,000	4.66%, 04/15/2036(1)	$3,424,280
2,830,000	4.89%, 04/15/2036(1)	2,831,308
5,760,000	5.45%, 10/15/2036(1)	5,761,897
10,000,000	Elmwood CLO 19 Ltd. 5.22%, 10/17/2038, 3 mo. USD Term SOFR + 1.55%(1)(3)	10,066,420
425,122	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	423,002
3,482,479	Gilead Aviation LLC 6.52%, 03/15/2050(1)	3,586,145
	GreenSky Home Improvement Issuer Trust
1,610,000	5.69%, 03/25/2060(1)	1,630,798
5,000,000	6.22%, 03/25/2060(1)	5,081,246
9,000,000	Madison Park Funding LIV Ltd. 5.67%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(3)	9,023,112
6,750,000	Madison Park Funding XXXIV Ltd. 5.77%, 10/16/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	6,770,432
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 5.62%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	6,775,920
3,102,698	Navigator Aviation Ltd. 5.11%, 10/15/2050(1)	3,089,462
997,000	Neuberger Berman CLO XVI-S Ltd. 5.47%, 04/15/2039, 3 mo. USD Term SOFR + 1.80%(1)(3)	1,000,964
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 5.42%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	6,016,728
3,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 5.42%, 01/20/2039, 3 mo. USD Term SOFR + 1.75%(1)(3)	3,005,880
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.02%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(3)	3,636,040
6,070,130	NYCTL Trust 4.84%, 11/10/2038(1)	6,068,097
1,000,000	OCP CLO Ltd. 5.47%, 10/17/2038, 3 mo. USD Term SOFR + 1.80%(1)(3)	1,008,639
6,000,000	Octagon Investment Partners 42 Ltd. 5.77%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	6,013,704
815,000	OHA Credit Funding 6 Ltd. 5.52%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(3)	814,976
7,750,000	OHA Credit Partners XV Ltd. 6.02%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(3)	7,762,299
	Palmer Square Loan Funding Ltd.
4,950,000	5.13%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(3)	4,950,000
4,950,000	5.77%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(3)	4,950,000
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,758,601
830,000	5.43%, 05/15/2031(1)	843,308
2,865,000	7.08%, 05/17/2032(1)	2,918,176
	Progress Residential Trust
2,820,000	3.33%, 07/17/2041(1)	2,653,309
8,158,813	3.56%, 04/17/2042(1)	7,648,731
2,410,000	3.65%, 02/17/2042(1)	2,280,952
4,400,000	3.75%, 02/17/2041(1)	4,230,827
1,425,000	Rad CLO 26 Ltd. 5.57%, 10/20/2037, 3 mo. USD Term SOFR + 1.90%(1)(3)	1,428,515
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Other Asset-Backed Securities - 10.6% - (continued)
$ 9,250,000	Regatta XXIX Funding Ltd. 5.62%, 09/06/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	$9,282,301
	SCF Equipment Leasing LLC
2,390,000	4.51%, 06/20/2036(1)	2,395,237
1,720,000	4.82%, 06/20/2036(1)	1,730,807
795,000	5.37%, 09/20/2034(1)	818,633
714,721	Stream Innovations Issuer Trust 6.34%, 02/15/2045(1)	733,911
2,000,000	Symphony CLO XXII Ltd. 5.77%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(3)	2,000,604
9,500,000	Texas Debt Capital CLO Ltd. 6.02%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(3)	9,515,808
8,400,000	Tricon Residential Trust 5.00%, 12/17/2040(1)	8,292,017
4,300,000	Uniti Fiber ABS Issuer LLC 6.37%, 04/20/2055(1)	4,409,966
1,295,000	Verizon Master Trust 4.67%, 10/20/2033(1)	1,295,800
9,280,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	9,445,017
		237,106,778
	Whole Loan Collateral CMO - 5.3%
	A&D Mortgage Trust
2,330,840	5.43%, 03/25/2070(1)(3)	2,349,319
12,785,147	5.79%, 06/25/2070(1)(3)	12,952,939
	Angel Oak Mortgage Trust
700,391	0.91%, 01/25/2066(1)(3)	619,819
2,866,455	0.95%, 07/25/2066(1)(3)	2,526,064
368,627	0.99%, 04/25/2053(1)(3)	355,478
1,165,500	1.04%, 01/20/2065(1)(3)	993,673
1,346,769	1.07%, 05/25/2066(1)(3)	1,175,269
2,716,529	1.46%, 09/25/2066(1)(3)	2,319,813
334,782	1.47%, 06/25/2065(1)(3)	325,289
811,694	1.69%, 04/25/2065(1)(3)	781,752
96,056	2.47%, 12/25/2059(1)(3)	94,167
	Arroyo Mortgage Trust
1,037,743	1.18%, 10/25/2048(1)(3)	940,834
593,836	2.96%, 10/25/2048(1)(3)	572,215
146,892	3.81%, 01/25/2049(1)(3)	143,962
2,094,335	Barclays Mortgage Loan Trust 5.64%, 05/25/2065(1)(3)	2,123,785
	BRAVO Residential Funding Trust
331,603	0.94%, 02/25/2049(1)(3)	313,027
209,163	1.45%, 05/25/2060(1)(3)	205,792
83,468	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(2)	83,063
	Citigroup Mortgage Loan Trust, Inc.
219,542	3.15%, 02/25/2058(1)(3)	216,984
245,683	3.25%, 03/25/2061(1)(3)	242,661
	COLT Mortgage Loan Trust
314,287	0.80%, 07/27/2054(1)	286,646
1,472,122	0.91%, 06/25/2066(1)(3)	1,288,886
1,170,945	0.92%, 08/25/2066(1)(3)	998,029
2,994,643	0.96%, 09/27/2066(1)(3)	2,588,968
4,170,788	1.11%, 10/25/2066(1)(3)	3,637,582
404,924	1.33%, 10/26/2065(1)(3)	385,830
3,039,203	1.40%, 10/25/2066(1)(3)	2,625,111
1,135,289	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,041,552
4,164,510	COLT Trust 1.39%, 01/25/2065(1)(3)	3,602,512
	CSMC Trust
1,301,362	0.81%, 05/25/2065(1)(3)	1,189,037

167

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Whole Loan Collateral CMO - 5.3% - (continued)
$ 1,515,276	0.83%, 03/25/2056(1)(3)	$1,264,063
2,342,156	1.02%, 04/25/2066(1)(3)	2,064,758
2,601,902	1.10%, 05/25/2066(1)(3)	2,300,176
2,200,822	1.17%, 07/25/2066(1)(3)	1,913,394
2,847,117	2.00%, 01/25/2060(1)(3)	2,585,275
758,498	2.21%, 05/25/2065(1)(2)	731,028
376,189	3.24%, 02/25/2050(1)(3)	362,566
	Deephaven Residential Mortgage Trust
203,846	0.72%, 05/25/2065(1)(3)	196,717
653,450	0.90%, 04/25/2066(1)(3)	587,976
	Ellington Financial Mortgage Trust
283,738	0.80%, 02/25/2066(1)(3)	250,171
619,186	0.93%, 06/25/2066(1)(3)	530,254
296,505	1.18%, 10/25/2065(1)(3)	282,557
68,452	2.74%, 11/25/2059(1)(3)	66,783
	GCAT Trust
1,122,461	0.87%, 01/25/2066(1)(3)	1,004,602
1,330,147	1.04%, 05/25/2066(1)(3)	1,151,049
1,766,593	1.09%, 05/25/2066(1)(3)	1,569,194
2,800,615	1.09%, 08/25/2066(1)(3)	2,370,967
4,071,324	1.26%, 07/25/2066(1)(3)	3,478,437
969,995	2.47%, 04/25/2065(1)(3)	939,776
315,709	2.56%, 04/25/2065(1)(2)	305,269
408,918	2.65%, 10/25/2068(1)(3)	400,194
139,101	3.25%, 01/25/2060(1)(2)	137,613
6,036,176	HTAP Issuer Trust 6.50%, 11/25/2042(1)	6,083,204
	Imperial Fund Mortgage Trust
1,823,498	1.07%, 06/25/2056(1)(3)	1,639,838
1,543,867	1.07%, 09/25/2056(1)(3)	1,325,485
2,127,289	1.60%, 11/25/2056(1)(3)	1,852,351
1,259,090	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,235,000
195,318	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	188,404
	MFA Trust
250,852	0.85%, 01/25/2056(1)(3)	243,635
290,657	1.01%, 01/26/2065(1)(3)	278,373
718,043	1.03%, 11/25/2064(1)(3)	639,514
454,260	1.15%, 04/25/2065(1)(3)	431,925
1,531,420	1.91%, 11/25/2056(1)(3)	1,410,435
178,099	2.48%, 03/25/2065(1)(3)	174,070
4,194,748	5.68%, 05/27/2070(1)(2)	4,249,636
	Mill City Mortgage Loan Trust
1,547,073	1.13%, 11/25/2060(1)(3)	1,494,727
661,087	2.75%, 07/25/2059(1)(3)	650,545
30,298	3.25%, 05/25/2062(1)(3)	30,159
268,635	3.50%, 08/25/2058(1)(3)	266,114
	New Residential Mortgage Loan Trust
173,207	0.94%, 10/25/2058(1)(3)	172,675
187,266	1.65%, 05/24/2060(1)(3)	183,494
556,489	2.46%, 01/26/2060(1)(3)	526,779
158,419	3.25%, 09/25/2056(1)(3)	151,516
212,353	3.50%, 12/25/2057(1)(3)	207,592
141,417	3.75%, 11/26/2035(1)(3)	138,340
101,649	3.75%, 03/25/2056(1)(3)	98,765
175,756	3.75%, 11/25/2056(1)(3)	170,151
496,367	3.76%, 09/25/2057(1)(3)	474,144
298,655	4.00%, 02/25/2057(1)(3)	293,116
308,242	4.00%, 03/25/2057(1)(3)	301,577
211,657	4.00%, 04/25/2057(1)(3)	206,462
273,536	4.00%, 05/25/2057(1)(3)	266,439
254,209	4.00%, 12/25/2057(1)(3)	250,268
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Whole Loan Collateral CMO - 5.3% - (continued)
$ 553,125	4.54%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	$545,318
	OBX Trust
773,396	1.05%, 07/25/2061(1)(3)	643,279
2,772,483	1.10%, 05/25/2061(1)(3)	2,321,225
3,428,722	1.96%, 10/25/2061(1)(3)	2,971,687
537,047	3.50%, 12/25/2049(1)(3)	488,094
17,815	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	17,741
10,170	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	10,141
4,124,759	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,467,887
744,769	STAR Trust 1.22%, 05/25/2065(1)(3)	703,924
	Starwood Mortgage Residential Trust
1,422,721	1.13%, 06/25/2056(1)(3)	1,266,272
105,162	1.49%, 04/25/2065(1)(3)	103,188
79,840	2.28%, 02/25/2050(1)(3)	77,166
	Towd Point Mortgage Trust
1,614,367	1.75%, 10/25/2060(1)	1,479,433
137,731	2.75%, 10/25/2057(1)(3)	136,009
2,502,129	2.90%, 10/25/2059(1)(3)	2,418,774
180,487	3.25%, 03/25/2058(1)(3)	178,955
949,545	TRK Trust 1.15%, 07/25/2056(1)(3)	861,049
	Verus Securitization Trust
678,626	0.82%, 01/25/2066(1)(3)	621,890
715,860	0.92%, 02/25/2064(1)(3)	675,853
2,348,800	1.01%, 09/25/2066(1)(3)	2,032,095
630,735	1.02%, 04/25/2064(1)(3)	603,724
532,607	1.03%, 02/25/2066(1)(3)	489,464
423,892	Visio Trust 1.28%, 05/25/2056(1)	397,874
		119,618,652
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $590,378,522)	$581,031,420
CORPORATE BONDS - 37.5%
	Auto Manufacturers - 1.1%
4,275,000	Ford Motor Credit Co. LLC 2.70%, 08/10/2026	$4,240,734
	General Motors Financial Co., Inc.
6,325,000	4.20%, 10/27/2028	6,341,237
12,300,000	5.45%, 07/15/2030	12,780,401
2,000,000	5.55%, 07/15/2029	2,076,163
		25,438,535
	Auto Parts & Equipment - 0.1%
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	1,224,165
	Beverages - 0.5%
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,239,421
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	5,829,317
		11,068,738
	Biotechnology - 0.6%
4,150,000	Genmab AS/Genmab Finance LLC 7.25%, 12/15/2033(1)	4,392,190
4,780,000	Illumina, Inc. 4.65%, 09/09/2026	4,791,769
5,275,000	Royalty Pharma PLC 4.45%, 03/25/2031	5,266,578
		14,450,537

168

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Chemicals - 0.0%
$ 800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	$803,218
	Commercial Banks - 8.8%
	Bank of America Corp.
4,825,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(3)	4,889,695
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	4,097,366
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	5,423,122
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(3)	2,640,369
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(3)	3,623,553
	BPCE SA
2,325,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	2,388,810
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(3)	4,181,414
975,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(3)	1,040,140
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(3)	3,306,413
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(3)	4,292,261
5,000,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(3)	5,137,506
4,730,000	Credit Agricole SA 4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	4,732,384
	Goldman Sachs Group, Inc.
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	5,722,585
5,000,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	5,150,260
11,200,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(3)	11,095,569
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(3)	3,330,706
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(3)	5,293,337
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(3)	2,425,897
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(3)	3,669,911
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Commercial Banks - 8.8% - (continued)
	Huntington Bancshares, Inc.
$ 3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(3)	$3,017,294
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(3)	5,125,358
	JP Morgan Chase & Co.
4,000,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(3)	3,769,842
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(3)	3,011,913
11,075,000	4.35%, 01/22/2032, (4.35% fixed rate until 01/22/2031; 6 mo. USD SOFR + 0.84% thereafter)(3)	11,045,828
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(3)	4,711,798
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(3)	4,562,848
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	5,726,451
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(3)	2,476,120
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	2,102,169
	Morgan Stanley
5,750,000	4.99%, 04/12/2029, (4.99% fixed rate until 04/12/2028; 6 mo. USD SOFR + 1.38% thereafter)(3)	5,855,197
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(3)	2,033,725
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(3)	5,133,445
5,000,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	5,147,577
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	3,670,677
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(3)	2,609,726
11,050,000	Societe Generale SA 4.45%, 04/12/2030, (4.45% fixed rate until 04/12/2029; 6 mo. USD SOFR + 1.10% thereafter)(1)(3)	11,058,128
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,054,936
4,650,000	Truist Bank 4.14%, 10/23/2029, (4.14% fixed rate until 10/23/2028; 6 mo. USD SOFR + 0.91% thereafter)(3)	4,647,284
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(3)	4,973,636

169

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Commercial Banks - 8.8% - (continued)
$ 2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(3)	$2,761,565
7,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	7,789,758
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(3)	2,682,384
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(3)	5,100,073
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	2,254,698
		196,763,728
	Commercial Services - 0.8%
5,900,000	Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(4)	5,344,012
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,950,023
4,845,000	Grand Canyon University 5.13%, 10/01/2028	4,845,116
5,450,000	Williams Scotsman, Inc. 6.63%, 04/15/2030(1)	5,646,805
		18,785,956
	Diversified Financial Services - 3.3%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,715,152
	Aviation Capital Group LLC
2,800,000	4.80%, 10/24/2030(1)	2,806,870
6,650,000	4.88%, 01/28/2033(1)	6,554,759
3,000,000	6.75%, 10/25/2028(1)	3,179,227
4,225,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	4,425,005
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(3)	2,270,209
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(3)	3,265,865
	Rocket Cos., Inc.
8,600,000	6.13%, 08/01/2030(1)	8,804,757
10,050,000	6.50%, 08/01/2029(1)	10,337,631
5,299,000	7.13%, 02/01/2032(1)	5,537,386
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
6,070,000	2.88%, 10/15/2026(1)	5,987,441
9,150,000	3.63%, 03/01/2029(1)	8,837,643
7,050,000	Synchrony Financial 5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(3)(5)	7,132,280
		74,854,225
	Electric - 1.1%
4,900,000	AES Andes SA 6.30%, 03/15/2029(4)	5,073,249
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,141,091
3,575,000	5.95%, 03/30/2029(1)	3,746,108
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(2)	474,218
2,180,000	Edison International 5.25%, 11/15/2028	2,216,874
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,137,285
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Electric - 1.1% - (continued)
$ 500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	$510,924
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,627,969
4,355,000	Public Service Enterprise Group, Inc. 5.20%, 04/01/2029	4,479,863
		25,407,581
	Electronics - 0.4%
3,775,000	Flex Ltd. 6.00%, 01/15/2028	3,899,411
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	4,095,956
		7,995,367
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,570,136
	Engineering & Construction - 0.3%
6,225,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(4)	6,501,725
	Food - 0.8%
1,825,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(4)	1,907,844
6,725,000	BRF SA 4.88%, 01/24/2030(4)	6,521,001
3,950,000	Minerva Luxembourg SA 8.88%, 09/13/2033(4)	4,315,766
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,912,382
		17,656,993
	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
3,725,000	3.13%, 01/15/2032	3,342,313
5,100,000	5.00%, 01/15/2030	5,103,432
		8,445,745
	Healthcare - Products - 0.4%
8,975,000	180 Medical, Inc. 5.30%, 10/08/2035(1)	8,892,884
	Healthcare - Services - 1.5%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	3,034,076
7,455,000	HCA, Inc. 4.30%, 11/15/2030	7,412,097
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,956,572
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,090,900
8,740,000	6.25%, 02/01/2029	9,195,013
6,325,000	Rede D'or Finance SARL 6.45%, 09/09/2035(4)	6,470,632
		34,159,290
	Household Products - 0.1%
1,765,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	1,786,503
	Insurance - 2.7%
2,890,000	American National Global Funding 4.88%, 01/23/2031(1)	2,878,331
	Athene Global Funding
1,625,000	1.73%, 10/02/2026(1)	1,600,887
9,200,000	5.54%, 08/22/2035(1)	9,226,331
2,120,000	CNO Global Funding 4.70%, 12/11/2030(1)	2,118,426
5,225,000	Corebridge Global Funding 4.45%, 10/02/2030(1)	5,212,735
2,340,000	F&G Global Funding 4.65%, 09/08/2028(1)	2,355,976
10,425,000	Horace Mann Educators Corp. 4.70%, 10/01/2030	10,375,857

170

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Insurance - 2.7% - (continued)
	Lincoln Financial Global Funding
$ 4,045,000	4.20%, 01/12/2029(1)	$4,041,942
5,000,000	4.63%, 05/28/2028(1)	5,050,250
6,650,000	Protective Life Corp. 4.70%, 01/15/2031(1)	6,672,125
5,900,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	5,982,695
2,575,000	RGA Global Funding 5.45%, 05/24/2029(1)	2,667,378
1,320,000	Willis North America, Inc. 4.55%, 03/15/2031	1,319,116
		59,502,049
	Investment Company Security - 1.1%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,104,408
4,000,000	5.95%, 07/15/2029	4,110,577
5,560,000	7.00%, 01/15/2027	5,708,965
10,225,000	HPS Corporate Lending Fund 4.90%, 09/11/2028(1)	10,165,235
		24,089,185
	Iron/Steel - 0.3%
6,600,000	JSW Steel Ltd. 5.05%, 04/05/2032(4)	6,587,644
	Leisure Time - 0.3%
6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	6,751,322
	Machinery-Diversified - 0.4%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,375,659
7,030,000	6.05%, 04/15/2028	7,287,421
		9,663,080
	Media - 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.
5,000,000	5.13%, 05/01/2027(1)	5,002,047
4,425,000	7.00%, 02/01/2033(1)	4,467,735
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,525,000	6.38%, 10/23/2035	4,676,927
5,950,000	6.65%, 02/01/2034	6,266,416
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,638,069
		23,051,194
	Miscellaneous Manufacturing - 0.3%
5,550,000	Entegris, Inc. 4.75%, 04/15/2029(1)	5,545,804
	Oil & Gas - 1.1%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,297,776
6,375,000	Cenovus Energy, Inc. 4.65%, 03/20/2031	6,368,248
4,300,000	Matador Resources Co. 6.50%, 04/15/2032(1)	4,378,466
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,639,515
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,035,804
880,000	5.88%, 05/22/2030(1)	915,286
4,340,000	7.50%, 01/15/2028(1)	4,585,208
		24,220,303
	Packaging & Containers - 0.2%
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,425,658
	Pharmaceuticals - 0.5%
12,100,000	Viatris, Inc. 2.70%, 06/22/2030	11,087,378
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Pipelines - 1.3%
	Columbia Pipelines Holding Co. LLC
$ 1,270,000	5.10%, 10/01/2031(1)	$1,291,550
3,680,000	6.04%, 08/15/2028(1)	3,833,193
755,000	6.06%, 08/15/2026(1)	761,242
10,225,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	10,281,564
3,000,000	Targa Resources Corp. 6.15%, 03/01/2029	3,160,544
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	6,358,934
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,498,684
		30,185,711
	Real Estate - 0.6%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,218,527
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,449,843
		13,668,370
	Real Estate Investment Trusts - 3.2%
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,442,865
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,639,258
5,900,000	Cousins Properties LP 5.25%, 07/15/2030	6,054,035
3,350,000	Crown Castle, Inc. 1.05%, 07/15/2026	3,306,710
	Hudson Pacific Properties LP
6,375,000	3.95%, 11/01/2027	6,128,083
3,460,000	5.95%, 02/15/2028	3,401,246
6,550,000	Iron Mountain, Inc. 4.88%, 09/15/2027(1)	6,546,181
11,750,000	Kilroy Realty LP 3.05%, 02/15/2030	10,952,900
1,010,000	LXP Industrial Trust 6.75%, 11/15/2028	1,068,139
4,175,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	4,301,373
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	990,757
5,410,000	4.83%, 10/15/2029(1)	5,433,142
9,525,000	VICI Properties LP 5.63%, 04/01/2035	9,706,326
5,000,000	XHR LP 6.63%, 05/15/2030(1)	5,163,755
		72,134,770
	Retail - 0.5%
4,600,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	4,427,799
5,800,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	5,976,784
		10,404,583
	Savings & Loans - 0.3%
5,975,000	Nationwide Building Society 4.65%, 07/14/2029, (4.65% fixed rate until 07/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(1)(3)	6,035,682
	Semiconductors - 0.6%
	Foundry JV Holdco LLC
6,850,000	5.88%, 01/25/2034(1)	7,080,607
3,520,000	5.90%, 01/25/2030(1)	3,689,843
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,069,799
		13,840,249
	Software - 0.9%
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,892,625
	Oracle Corp.
5,575,000	4.80%, 08/03/2028	5,613,662
10,925,000	4.80%, 09/26/2032	10,576,733
		20,083,020

171

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.5% - (continued)
	Telecommunications - 1.2%
$ 4,375,000	Fibercop SpA 6.38%, 11/15/2033(1)	$4,430,825
6,325,000	Millicom International Cellular SA 7.38%, 04/02/2032(4)	6,580,391
6,100,000	Orange SA 4.25%, 01/13/2031(1)	6,048,784
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,403,501
		27,463,501
	Transportation - 0.3%
	Rumo Luxembourg SARL
6,725,000	4.20%, 01/18/2032(4)	6,204,014
1,400,000	5.25%, 01/10/2028(4)	1,400,000
		7,604,014
	Trucking & Leasing - 0.3%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
2,795,000	5.35%, 03/30/2029(1)	2,878,284
2,645,000	5.70%, 02/01/2028(1)	2,718,651
		5,596,935
	Total Corporate Bonds (cost $828,751,109)	$840,745,778
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.2%
4,635,000	Mexico Government International Bonds 5.63%, 02/09/2034	$4,618,036
	Total Foreign Government Obligations (cost $4,618,592)	$4,618,036
MUNICIPAL BONDS - 1.0%
	General Obligation - 0.4%
8,921,814	State of Illinois, IL, GO 5.10%, 06/01/2033	$9,132,060
	Higher Education - 0.1%
1,625,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	1,732,076
	Medical - 0.5%
	Massachusetts Dev Finance Agency, MA, Rev
3,965,000	6.38%, 10/01/2028	4,023,524
5,895,000	6.63%, 10/01/2030	6,047,849
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AG) 5.45%, 08/15/2028	1,911,213
		11,982,586
	Total Municipal Bonds (cost $22,519,283)	$22,846,722
SENIOR FLOATING RATE INTERESTS - 12.3%(6)
	Advertising - 0.0%
513,713	Wasserman Media Group LLC 6.17%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	$513,070
	Aerospace & Defense - 0.2%
	Air Comm Corp. LLC
9,692	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(7)	9,692
198,824	6.57%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	198,824
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Aerospace & Defense - 0.2% - (continued)
$ 444,584	Barnes Group, Inc. 6.17%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	$444,189
3,787,942	TransDigm, Inc. 6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	3,785,441
		4,438,146
	Airlines - 0.3%
2,553,627	Air Canada 5.42%, 03/21/2031, 3 mo. USD Term SOFR + 1.75%	2,550,435
	American Airlines, Inc.
758,022	5.92%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	758,022
1,086,787	6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,087,874
607,313	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	581,125
1,326,451	SkyMiles IP Ltd. 5.17%, 10/20/2028, 3 mo. USD Term SOFR + 1.50%	1,333,083
752,400	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	753,341
		7,063,880
	Apparel - 0.2%
2,678,312	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,674,670
415,000	Beach Acquisition Bidco LLC 6.92%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	415,000
806,250	Crocs, Inc. 5.92%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	809,846
1,096,487	Varsity Brands, Inc. 6.68%, 08/26/2031, 1 mo. USD Term SOFR + 3.00%	1,095,390
		4,994,906
	Auto Manufacturers - 0.1%
1,710,000	Allison Transmission, Inc. 5.45%, 01/02/2033, 3 mo. USD Term SOFR + 1.75%	1,713,420
	Auto Parts & Equipment - 0.1%
395,000	American Axle & Manufacturing, Inc. 6.92%, 02/24/2032, 1 mo. USD Term SOFR + 3.25%	395,494
	Clarios Global LP
EUR 1,268,005	4.95%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,509,688
$ 1,115,903	6.17%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,113,816
	First Brands Group LLC
652,030	10.69%, 06/29/2026, 3 mo. USD Term SOFR + 7.00%	2,856
304,034	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%	812
264,432	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%	706
227,052	13.69%, 06/29/2026, 1 mo. USD Term SOFR + 10.00%(8)	30,652
		3,054,024
	Beverages - 0.0%
588,262	Pegasus BidCo BV 6.60%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	588,262

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Biotechnology - 0.1%
$ 1,210,000	BioMarin Pharmaceutical, Inc. 5.43%, 01/28/2033, 1 mo. USD Term SOFR + 1.75%	$1,210,000
935,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	938,001
		2,148,001
	Chemicals - 0.2%
960,675	Axalta Coating Systems U.S. Holdings, Inc. 5.42%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	960,079
1,091,637	Element Solutions, Inc. 5.42%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,094,541
245,770	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	245,259
420,000	Olympus Water U.S. Holding Corp. 6.92%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	412,827
980,000	Qnity Electronics, Inc. 5.52%, 11/01/2032, 6 mo. USD Term SOFR + 2.00%	983,675
		3,696,381
	Commercial Services - 1.2%
1,017,450	Allied Universal Holdco LLC 6.92%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,018,447
893,580	APi Group DE, Inc. 5.42%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	895,162
1,031,977	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	1,034,299
EUR 1,443,965	Boels Topholding BV 4.72%, 05/23/2031, 1 mo. EURIBOR + 2.75%	1,711,861
$ 498,170	BrightView Landscapes LLC 5.67%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	496,302
1,134,860	Cimpress PLC 6.17%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,134,156
	Citrin Cooperman Advisors LLC
544,091	6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	540,146
454,545	6.73%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(7)	449,432
1,098,607	Corp. Service Co. 5.67%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,089,334
1,670,601	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,654,947
1,479,000	Evertec Group LLC 5.92%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,478,379
1,190,335	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	1,143,471
	Fugue Finance BV
735,000	5.92%, 01/09/2032, 1 mo. USD Term SOFR + 2.25%	733,162
1,599,809	6.57%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	1,585,811
1,035,605	OMNIA Partners LLC 6.45%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	1,035,740
	Pye-Barker Fire & Safety LLC
92,950	1.25%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(7)	92,911
622,050	6.20%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	621,789
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Commercial Services - 1.2% - (continued)
$ 1,000,000	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	$984,060
997,000	Shift4 Payments LLC 5.65%, 07/03/2032, 1 mo. USD Term SOFR + 2.00%	1,001,985
2,431,894	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,431,616
2,159,038	United Rentals, Inc. 5.17%, 02/14/2031, 1 mo. USD Term SOFR + 1.50%	2,162,816
240,000	Valvoline, Inc. 5.70%, 12/01/2032, 1 mo. USD Term SOFR + 2.00%	240,900
552,781	Vestis Corp. 6.07%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	515,927
2,568,715	WEX, Inc. 5.42%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,564,092
		26,616,745
	Construction Materials - 0.4%
1,461,658	Chamberlain Group, Inc. 6.42%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	1,459,494
	Emerald Borrower LP
1,006,165	6.07%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	1,004,545
951,519	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	949,740
832,417	MI Windows & Doors LLC 6.42%, 03/28/2031, 1 mo. USD Term SOFR + 2.75%	831,376
	Quikrete Holdings, Inc.
2,185,599	5.92%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,185,599
506,175	5.92%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	505,795
657,821	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	659,137
1,550,301	Zurn Holdings, Inc. 5.79%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,556,115
		9,151,801
	Distribution/Wholesale - 0.3%
4,117,065	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,126,782
1,795,966	Core & Main LP 5.69%, 07/27/2028, 3 mo. USD Term SOFR + 2.00%	1,798,210
992,339	Windsor Holdings III LLC 6.42%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	994,205
		6,919,197
	Diversified Financial Services - 0.5%
1,900,874	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	1,900,475
535,000	CFC Bidco 2022 Ltd. 7.16%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	508,250
2,425,306	Corpay Technologies Operating Co. LLC 5.42%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,423,584
815,869	CPI Holdco B LLC 5.67%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	811,447
316,000	Delos Aircraft DAC 5.42%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	317,251

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 1,393,000	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	$1,387,776
374,062	Mariner Wealth Advisors LLC 5.94%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	373,501
1,015,000	Osaic Holdings, Inc. 6.60%, 07/30/2032, 6 mo. USD Term SOFR + 3.00%	1,005,997
1,624,368	Setanta Aircraft Leasing DAC 5.42%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,629,777
		10,358,058
	Electric - 0.1%
1,573,896	Constellation Renewables LLC 5.82%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	1,574,384
	Electronics - 0.2%
1,014,534	Coherent Corp. 5.42%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,016,229
806,309	Ingram Micro, Inc. 5.92%, 09/22/2031, 1 mo. USD Term SOFR + 2.25%	807,825
1,165,831	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	1,166,122
278,602	MV Holding GmbH 5.67%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	278,254
610,000	Resilience Parent LLC 6.18%, 01/21/2033, 1 mo. USD Term SOFR + 2.50%	609,237
1,390,000	Sanmina Corp. 5.70%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	1,393,475
		5,271,142
	Engineering & Construction - 0.3%
538,650	Blackfin Pipeline LLC 6.67%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	541,790
	Brown Group Holding LLC
2,062,979	6.17%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,064,527
937,877	6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	937,296
287,100	Construction Partners, Inc. 6.17%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	287,011
290,000	Dycom Industries, Inc. 5.42%, 01/20/2033, 1 mo. USD Term SOFR + 1.75%	290,545
1,037,817	KKR Apple Bidco LLC 6.17%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,037,578
1,169,125	Newly Weds Foods, Inc. 5.92%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,168,400
		6,327,147
	Entertainment - 0.7%
836,875	Caesars Entertainment, Inc. 5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	830,598
2,365,997	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,367,275
455,000	Delta 2 Lux SARL 5.42%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	454,431
233,237	DK Crown Holdings, Inc. 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	233,238
EUR 1,460,000	Dorna Sports SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	1,737,291
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Entertainment - 0.7% - (continued)
$ 930,325	EOC Borrower LLC 6.42%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	$929,627
925,350	Flutter Financing BV 5.67%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	921,491
383,976	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	374,015
	Herschend Entertainment Co. LLC
350,000	6.17%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	350,613
497,500	6.92%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	498,371
651,700	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	608,017
704,450	Penn Entertainment, Inc. 6.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	703,696
2,805,141	Six Flags Entertainment Corp. 5.67%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,771,844
1,959,031	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	1,961,401
		14,741,908
	Environmental Control - 0.2%
2,500,000	Clean Harbors, Inc. 5.17%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	2,517,200
1,167,705	Filtration Group Corp. 6.42%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	1,168,441
336,000	Fluidra SA 5.70%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	335,580
578,550	GFL Environmental, Inc. 6.27%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	578,070
764,818	Reworld Holding Corp. 5.92%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	764,818
		5,364,109
	Food - 0.3%
606,684	Aspire Bakeries Holdings LLC 6.67%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	608,201
1,524,993	CHG PPC Parent LLC 6.79%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,526,899
2,000,000	Chobani LLC 5.92%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	2,002,500
	Froneri Lux Finco SARL
907,555	5.88%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	905,131
970,000	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	967,876
930,687	U.S. Foods, Inc. 5.42%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	937,230
753,351	UTZ Quality Foods LLC 6.17%, 01/29/2032, 3 mo. USD Term SOFR + 2.50%	751,234
		7,699,071

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Food Service - 0.1%
	Aramark Services, Inc.
$ 1,567,178	5.42%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	$1,569,137
1,393,433	5.42%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,394,826
		2,963,963
	Healthcare - Products - 0.1%
2,000,000	Hologic, Inc. 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	1,984,760
328,698	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	329,480
		2,314,240
	Healthcare - Services - 0.3%
1,289,338	AHP Health Partners, Inc. 5.92%, 09/20/2032, 1 mo. USD Term SOFR + 2.25%	1,287,726
1,620,937	Aveanna Healthcare LLC 7.42%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,618,004
117,097	ICON Luxembourg SARL 5.67%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	117,357
1,205,523	IQVIA, Inc. 5.42%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,209,043
1,583,162	Surgery Center Holdings, Inc. 6.17%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,584,302
		5,816,432
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
271,250	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(7)	268,708
1,588,750	7.17%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,573,864
		1,842,572
	Home Builders - 0.1%
1,227,728	Installed Building Products, Inc. 5.42%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,228,501
	Home Furnishings - 0.1%
1,350,541	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,358,563
	Household Products/Wares - 0.1%
1,210,569	Reynolds Consumer Products LLC 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,217,832
	Insurance - 0.9%
	Acrisure LLC
2,393,997	6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,385,019
1,542,250	6.92%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	1,540,322
478,800	Alera Group, Inc. 6.42%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	477,005
725,936	Alliant Holdings Intermediate LLC 6.17%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	723,439
435,600	AmWINS Group, Inc. 5.67%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	434,568
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Insurance - 0.9% - (continued)
	Asurion LLC
$ 682,741	7.77%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$683,273
2,385,577	7.92%, 09/19/2030, 1 mo. USD Term SOFR + 4.25%	2,387,271
545,965	8.02%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	546,560
2,093,256	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,091,539
1,159,349	Ryan Specialty Group LLC 5.67%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	1,158,386
3,413,922	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	3,398,457
264,337	Trucordia Insurance Holdings LLC 6.92%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	262,522
1,673,951	Truist Insurance Holdings LLC 6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,667,155
1,952,927	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,950,486
		19,706,002
	Internet - 0.2%
1,704,193	Gen Digital, Inc. 5.42%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,685,021
	Go Daddy Operating Co. LLC
887,353	5.42%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	881,701
924,361	5.42%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	918,454
	MH Sub I LLC
829,591	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	750,191
561,525	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	458,345
763,270	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	472,655
128,690	Proofpoint, Inc. 6.67%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	127,645
		5,294,012
	Investment Company Security - 0.0%
845,000	Gryphon Acquire Newco LLC 6.88%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	840,513
	IT Services - 0.5%
693,825	Amentum Government Services Holdings LLC 5.67%, 09/29/2031, 1 mo. USD Term SOFR + 2.00%	692,958
1,039,500	CACI International, Inc. 5.42%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,039,063
2,468,682	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	2,419,308
903,175	Kaseya, Inc. 6.67%, 03/20/2032, 1 mo. USD Term SOFR + 3.00%	868,177
730,000	KnowBe4, Inc. 7.42%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	700,800
2,153,940	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,900,852

175

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	IT Services - 0.5% - (continued)
$ 1,069,361	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	$986,154
1,629,971	Science Applications International Corp. 5.57%, 02/10/2031, 3 mo. USD Term SOFR + 1.75%	1,638,121
539,332	Surf Holdings LLC 7.29%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	533,939
830,650	Tempo Acquisition LLC 5.42%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	759,928
		11,539,300
	Leisure Time - 0.1%
2,139,200	Hayward Industries, Inc. 6.29%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,146,923
945,450	MajorDrive Holdings IV LLC 7.93%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	898,177
		3,045,100
	Lodging - 0.2%
2,206,080	Four Seasons Hotels Ltd. 5.42%, 09/22/2032, 1 mo. USD Term SOFR + 1.75%	2,218,589
974,847	Hilton Domestic Operating Co., Inc. 5.42%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	978,785
1,237,950	Station Casinos LLC 5.67%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,237,826
650,000	Turquoise Topco Ltd. 9.00%, 12/30/2032, U.S. (Fed) Prime Rate + 2.25%	645,938
		5,081,138
	Machinery-Construction & Mining - 0.1%
1,151,315	Terex Corp. 5.42%, 10/08/2031, 1 mo. USD Term SOFR + 1.75%	1,152,270
1,792,712	WEC U.S. Holdings Ltd. 5.70%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,789,862
		2,942,132
	Machinery-Diversified - 0.1%
448,875	DXP Enterprises, Inc. 6.92%, 10/11/2030, 1 mo. USD Term SOFR + 3.25%	451,007
1,787,662	TK Elevator Midco GmbH 6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,790,701
		2,241,708
	Media - 0.2%
804,853	Century De Buyer LLC 6.67%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	797,408
2,030,655	Charter Communications Operating LLC 5.91%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	2,027,202
21,928	Directv Financing LLC 8.93%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	21,936
351,253	EW Scripps Co. 9.54%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	354,035
1,390,000	Sunrise Financing Partnership 6.13%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	1,384,926
750,000	Versant Media Group, Inc. 7.16%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	748,688
		5,334,195
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Metal Fabricate/Hardware - 0.1%
$ 1,125,616	AZZ, Inc. 5.42%, 05/13/2029, 1 mo. USD Term SOFR + 1.75%	$1,128,430
	Mining - 0.1%
716,250	American Rock Salt Co. LLC 7.94%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	605,231
361,815	Arsenal AIC Parent LLC 6.42%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	362,156
947,838	Novelis Corp. 5.42%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	947,439
		1,914,826
	Miscellaneous Manufacturing - 0.2%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.82%, 03/16/2029, 3 mo. EURIBOR + 3.75%	1,765,183
$ 2,078,678	John Bean Technologies Corp. 5.42%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	2,077,389
		3,842,572
	Oil & Gas Services - 0.0%
335,000	Deep Blue Operating I LLC 6.44%, 10/01/2032, 1 mo. USD Term SOFR + 2.75%	335,630
	Packaging & Containers - 0.3%
2,039,348	Berlin Packaging LLC 6.91%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	2,035,065
	Clydesdale Acquisition Holdings, Inc.
967,867	6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	962,466
754,061	6.92%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	749,636
1,665,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	1,666,565
1,872,418	TricorBraun Holdings, Inc. 6.92%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,769,828
		7,183,560
	Pharmaceuticals - 0.2%
410,000	Alkermes, Inc. 6.43%, 01/28/2031, 1 mo. USD Term SOFR + 2.75%	411,025
463,838	Amneal Pharmaceuticals LLC 7.17%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	464,997
871,293	Elanco Animal Health, Inc. 5.45%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	870,640
720,875	Endo Luxembourg Finance Co. I SARL 7.42%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	721,099
1,400,688	Jazz Financing Lux SARL 5.92%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,403,994
29,175	PRA Health Sciences, Inc. 5.67%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	29,239
		3,900,994
	Pipelines - 0.4%
3,266,812	Colossus Acquireco LLC 5.41%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	3,253,190

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Pipelines - 0.4% - (continued)
$ 725,746	GIP Pilot Acquisition Partners LP 5.65%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	$725,521
728,681	Northriver Midstream Finance LP 5.91%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	729,023
1,005,991	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,005,709
2,138,874	UGI Energy Services LLC 6.17%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,136,864
1,346,625	Whitewater Matterhorn Holdings LLC 5.96%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,340,525
208,548	Whitewater Whistler Holdings LLC 5.44%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	207,468
		9,398,300
	REITS - 0.0%
700,700	Iron Mountain, Inc. 5.67%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	693,034
	Retail - 1.0%
2,506,002	1011778 BC Unlimited Liability Co. 5.42%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,497,231
1,316,207	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,314,891
1,971,584	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,969,120
955,450	Harbor Freight Tools USA, Inc. 5.92%, 06/11/2031, 1 mo. USD Term SOFR + 2.25%	942,914
1,642,055	IRB Holding Corp. 6.17%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	1,640,955
1,659,014	KFC Holding Co. 5.54%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,661,602
1,931,893	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,855,738
1,967,916	Les Schwab Tire Centers 6.30%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	1,966,695
1,031,351	Michaels Cos., Inc. 8.18%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	1,020,698
2,000,000	Peer Holding III BV 5.92%, 09/29/2032, 3 mo. USD Term SOFR + 2.25%	1,997,500
	Petco Health & Wellness Co., Inc.
920,052	7.18%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	917,641
705,000	7.92%, 02/03/2031, 1 mo. USD Term SOFR + 4.25%	688,256
1,104,000	PetSmart, Inc. 7.67%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,102,344
983,555	QXO, Inc. 5.67%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	984,500
970,527	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	967,499
		21,527,584
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Semiconductors - 0.1%
	MKS Instruments, Inc.
$ 725,000	5.42%, 01/28/2033, 1 mo. USD Term SOFR + 1.75%	$725,906
602,891	5.67%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	603,645
		1,329,551
	Software - 0.8%
625,443	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	616,712
498,750	BCPE Pequod Buyer, Inc. 6.42%, 11/25/2031, 3 mo. USD Term SOFR + 2.75%	496,047
1,175,224	CCC Intelligent Solutions, Inc. 5.67%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,163,472
1,990,000	Cotiviti Corp. 6.45%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,836,770
1,510,000	Dayforce, Inc. 6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	1,464,700
514,938	EP Purchaser LLC 7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	307,675
920,238	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	912,766
1,151,790	Open Text Corp. 5.42%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,132,497
977,116	Playtika Holding Corp. 6.54%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	945,927
1,050,705	Polaris Newco LLC 7.68%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	966,260
661,675	Project Boost Purchaser LLC 6.42%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	649,149
398,000	Rocket Software, Inc. 7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	379,346
1,446,936	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,445,619
1,621,438	UKG, Inc. 6.17%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	1,578,875
622,978	Waystar Technologies, Inc. 5.67%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	619,084
2,889,568	Zelis Payments Buyer, Inc. 6.42%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,810,827
		17,325,726
	Telecommunications - 0.3%
2,335,866	Ciena Corp. 5.43%, 10/24/2030, U.S. (Fed) Prime Rate + 0.75%	2,336,450
EUR 2,392,234	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	2,834,981
$ 848,594	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	845,412
		6,016,843
	Transportation - 0.2%
1,636,664	First Student Bidco, Inc. 6.17%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	1,633,380
736,300	Savage Enterprises LLC 6.17%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	737,220

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(6) - (continued)
	Transportation - 0.2% - (continued)
$ 1,620,000	Stonepeak Nile Parent LLC 5.92%, 04/09/2032, 3 mo. USD Term SOFR + 2.25%	$1,617,975
	Van Pool Transportation LLC
134,337	5.49%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(7)	134,226
980,662	6.92%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	979,849
		5,102,650
	Total Senior Floating Rate Interests (cost $276,644,988)	$274,699,555
U.S. GOVERNMENT AGENCIES - 16.7%
	Mortgage-Backed Agencies - 16.7%
	Federal Home Loan Mortgage Corp. - 6.9%
466,498	1.00%, 05/25/2033	$436,604
426,802	1.00%, 06/15/2044	399,294
1,580,269	2.50%, 12/15/2042	1,464,054
7,254	3.50%, 09/15/2043	7,240
508,530	4.50%, 07/15/2040	514,904
8,504,805	5.50%, 11/01/2054	8,628,197
21,665,129	5.50%, 12/01/2054	22,125,440
5,479,834	5.50%, 01/01/2055	5,582,030
43,243,489	5.50%, 06/01/2055	44,172,156
35,033,642	5.50%, 07/01/2055	35,691,344
137,945	5.50%, 09/01/2055	140,929
17,995,896	6.00%, 02/01/2054	18,737,668
16,769,568	6.00%, 07/01/2054	17,210,681
		155,110,541
	Federal National Mortgage Association - 9.8%
467,478	1.50%, 11/25/2042	443,700
187,229	2.00%, 04/25/2034	185,842
1,785,195	2.00%, 12/25/2042	1,543,612
1,374,111	2.50%, 03/25/2035	1,342,811
2,451,316	3.00%, 02/25/2043	2,291,693
287,456	3.00%, 05/25/2047	283,415
791,476	3.25%, 11/25/2043	781,648
7,114,481	3.38%, 08/25/2048	6,880,324
1,432,592	3.50%, 10/25/2035	1,406,273
1,617,684	4.00%, 11/25/2041	1,570,514
3,453,797	4.50%, 05/25/2040	3,493,049
19,629,651	5.50%, 02/01/2054	19,952,346
40,562,018	5.50%, 07/01/2054	41,206,128
22,778,763	5.50%, 09/01/2054	23,137,602
42,736,242	5.50%, 04/01/2055	43,674,603
63,593,837	5.50%, 09/01/2055	64,648,037
5,516,592	5.80%, 06/25/2041	5,772,551
		218,614,148
	Government National Mortgage Association - 0.0%
3,158	3.50%, 05/20/2048	3,049
40,041	5.00%, 08/20/2039	40,336
		43,385
	Total U.S. Government Agencies (cost $371,791,605)	$373,768,074
U.S. GOVERNMENT SECURITIES - 4.9%
	U.S. Treasury Securities - 4.9%
	U.S. Treasury Bonds - 1.0%
21,500,000	6.75%, 08/15/2026	$21,845,176
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 4.9% - (continued)
	U.S. Treasury Securities - 4.9% - (continued)
	U.S. Treasury Notes - 3.9%
$ 60,325,000	0.50%, 04/30/2027		$58,124,080
28,325,000	4.38%, 01/31/2032		28,991,080
			87,115,160
	Total U.S. Government Securities (cost $108,649,812)		$108,960,336
	Total Long-Term Investments (cost $2,203,353,911)		$2,206,669,921
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
7,000,235
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at
3.66%, due on 02/02/2026 with a
maturity value of $7,002,370;
collateralized by U.S. Treasury Note at
3.75%, maturing 06/30/2027, with a
market value of $7,140,353
			$7,000,235
	Securities Lending Collateral - 0.0%
360,343	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(9)		360,343
	Total Short-Term Investments (cost $7,360,578)		$7,360,578
	Total Investments (cost $2,210,714,489)	98.8%	$2,214,030,499
	Other Assets and Liabilities	1.2%	27,717,935
	Net Assets	100.0%	$2,241,748,434
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$778,908,278, representing 34.7% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $56,906,278, representing 2.5% of net assets.

(5)	Represents entire or partial securities on loan.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2026, the aggregate value of the unfunded commitment was
$954,969, which represents to 0.0% of total net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2,898	03/31/2026	$604,210,361	$(762,678)
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,775)	03/31/2026	$(193,350,196)	$268,425
U.S. Treasury 10-Year Ultra Future	(1,158)	03/20/2026	(132,192,938)	760,605
Total				$1,029,030
Total futures contracts				$266,352

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,069,750	USD	2,614,000	EUR	DEUT	02/02/2026	$(29,188)
14,633,621	USD	12,315,934	EUR	DEUT	02/27/2026	16,899
3,107,850	USD	2,614,000	EUR	DEUT	03/04/2026	4,570
Total foreign currency contracts						$(7,719)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$581,031,420	$—	$581,031,420	$—
Corporate Bonds	840,745,778	—	840,745,778	—
Foreign Government Obligations	4,618,036	—	4,618,036	—
Municipal Bonds	22,846,722	—	22,846,722	—
Senior Floating Rate Interests	274,699,555	—	274,699,555	—
U.S. Government Agencies	373,768,074	—	373,768,074	—
U.S. Government Securities	108,960,336	—	108,960,336	—
Short-Term Investments	7,360,578	360,343	7,000,235	—
Foreign Currency Contracts(2)	21,469	—	21,469	—
Futures Contracts(2)	1,029,030	1,029,030	—	—
Total	$2,215,080,998	$1,389,373	$2,213,691,625	$—
Liabilities
Foreign Currency Contracts(2)	$(29,188)	$—	$(29,188)	$—
Futures Contracts(2)	(762,678)	(762,678)	—	—
Total	$(791,866)	$(762,678)	$(29,188)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

180

Hartford Small Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4%
	Automobiles & Components - 2.1%
69,889	Phinia, Inc.	$4,974,000
	Banks - 17.8%
113,380	Atlantic Union Bankshares Corp.	4,403,679
75,040	Bank OZK	3,568,902
74,130	Columbia Banking System, Inc.	2,182,387
206,707	CVB Financial Corp.	4,074,195
68,800	First Financial Bancorp	1,977,312
143,184	First Hawaiian, Inc.	3,801,535
120,290	First Interstate BancSystem, Inc. Class A	4,266,686
225,327	FNB Corp.	3,954,489
155,900	Home BancShares, Inc.	4,505,510
118,801	Renasant Corp.	4,479,986
198,362	Simmons First National Corp. Class A	4,032,700
		41,247,381
	Capital Goods - 5.2%
55,284	Air Lease Corp.	3,573,005
142,207	Kennametal, Inc.	4,890,499
41,968	MSC Industrial Direct Co., Inc. Class A	3,539,581
		12,003,085
	Commercial & Professional Services - 6.6%
857,335	Alight, Inc. Class A	1,311,722
159,525	CoreCivic, Inc.*	2,955,998
77,479	Loomis AB	3,215,087
245,309	MillerKnoll, Inc.	4,925,805
46,761	TriNet Group, Inc.	2,863,644
		15,272,256
	Consumer Durables & Apparel - 10.0%
112,352	Carter's, Inc.	3,888,503
143,987	Helen of Troy Ltd.*	2,384,425
393,626	Leggett & Platt, Inc.	4,593,615
125,151	Malibu Boats, Inc. Class A*	4,067,407
110,835	Steven Madden Ltd.	4,863,440
94,649	Sturm Ruger & Co., Inc.	3,472,672
		23,270,062
	Consumer Services - 5.3%
36,068	Adtalem Global Education, Inc.*	3,734,841
39,757	Choice Hotels International, Inc.	4,087,020
50,118	Cracker Barrel Old Country Store, Inc.	1,509,554
31,716	Monarch Casino & Resort, Inc.	2,902,966
		12,234,381
	Energy - 4.4%
83,198	Flowco Holdings, Inc. Class A	1,738,838
96,736	Kinetik Holdings, Inc.(1)	3,957,470
374,007	Select Water Solutions, Inc.	4,521,745
		10,218,053
	Equity Real Estate Investment Trusts (REITs) - 4.7%
115,822	National Storage Affiliates Trust REIT	3,684,298
341,115	Pebblebrook Hotel Trust REIT	3,895,533
406,718	Piedmont Realty Trust, Inc. REIT	3,424,566
		11,004,397
	Financial Services - 10.8%
58,771	Bread Financial Holdings, Inc.	4,263,248
178,485	EZCORP, Inc. Class A*	3,828,503
19,902	Federal Agricultural Mortgage Corp. Class C	3,369,409
272,768	Navient Corp.	2,675,854
118,134	PROG Holdings, Inc.	3,832,267
125,861	Radian Group, Inc.	4,140,827
257,951	Rithm Capital Corp. REIT	2,821,984
		24,932,092
	Health Care Equipment & Services - 4.2%
252,892	Integra LifeSciences Holdings Corp.*	2,817,217
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Health Care Equipment & Services - 4.2% - (continued)
99,100	Omnicell, Inc.*	$4,806,350
443,665	Veradigm, Inc.*	2,111,845
		9,735,412
	Household & Personal Products - 1.6%
171,733	Energizer Holdings, Inc.	3,748,931
	Insurance - 1.5%
85,486	Kemper Corp.	3,369,003
	Materials - 5.9%
30,307	Kaiser Aluminum Corp.	3,716,244
180,310	Mativ Holdings, Inc.	2,172,735
29,544	Quaker Chemical Corp.	4,542,095
69,711	Sonoco Products Co.	3,346,128
		13,777,202
	Media & Entertainment - 0.8%
537,524	National CineMedia, Inc.(1)	1,940,462
	Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
99,190	Pacira BioSciences, Inc.*	2,037,363
	Semiconductors & Semiconductor Equipment - 3.3%
130,472	Ichor Holdings Ltd.*	3,958,521
30,353	Silicon Motion Technology Corp. ADR	3,609,882
		7,568,403
	Software & Services - 4.4%
231,628	Adeia, Inc.	4,190,150
365,300	NCR Voyix Corp.*	3,623,776
412,515	Xperi, Inc.*(1)	2,334,835
		10,148,761
	Utilities - 4.9%
51,464	Spire, Inc.	4,348,193
84,956	UGI Corp.	3,407,585
70,084	Unitil Corp.	3,567,977
		11,323,755
	Total Common Stocks (cost $192,948,717)	$218,804,999
EXCHANGE-TRADED FUNDS - 4.2%
	Other Investment Pools & Funds - 4.2%
50,114	iShares Russell 2000 Value ETF (1)	$9,716,102
	Total Exchange-Traded Funds (cost $8,948,897)	$9,716,102
	Total Long-Term Investments (cost $201,897,614)	$228,521,101
SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 0.3%
$ 679,748
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$679,955; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $693,458
		$679,748

181

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.6% - (continued)
	Securities Lending Collateral - 3.3%
7,750,848	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$7,750,848
	Total Short-Term Investments (cost $8,430,596)		$8,430,596
	Total Investments (cost $210,328,210)	102.2%	$236,951,697
	Other Assets and Liabilities	(2.2)%	(5,187,633)
	Net Assets	100.0%	$231,764,064
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$218,804,999	$215,589,912	$3,215,087	$—
Exchange-Traded Funds	9,716,102	9,716,102	—	—
Short-Term Investments	8,430,596	7,750,848	679,748	—
Total	$236,951,697	$233,056,862	$3,894,835	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

182

The Hartford Small Company Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 0.6%
40,920	Visteon Corp.	$3,717,991
	Banks - 3.2%
251,763	Cadence Bank	10,601,740
309,551	Seacoast Banking Corp. of Florida	10,351,385
		20,953,125
	Capital Goods - 19.6%
31,528	Acuity, Inc.	9,749,719
346,484	Ameresco, Inc. Class A*	10,858,808
37,589	Applied Industrial Technologies, Inc.	9,788,551
30,694	Bloom Energy Corp. Class A*	4,646,151
5,406	Comfort Systems USA, Inc.	6,174,193
17,830	Curtiss-Wright Corp.	11,708,783
63,100	DXP Enterprises, Inc.*	8,206,155
35,389	Kratos Defense & Security Solutions, Inc.*	3,645,421
62,687	Modine Manufacturing Co.*	11,575,781
140,383	Nextpower, Inc. Class A*	16,437,445
97,824	Rush Enterprises, Inc. Class A	6,279,322
160,498	StandardAero, Inc.*	4,957,784
57,232	Voyager Technologies, Inc. Class A*	1,747,293
119,122	Xometry, Inc. Class A*	6,805,440
298,416	Zurn Elkay Water Solutions Corp.	13,759,962
		126,340,808
	Commercial & Professional Services - 5.3%
93,220	Casella Waste Systems, Inc. Class A*	9,404,034
244,359	ExlService Holdings, Inc.*	9,566,655
55,227	TriNet Group, Inc.	3,382,101
609,374	Verra Mobility Corp.*	11,760,918
		34,113,708
	Consumer Discretionary Distribution & Retail - 3.6%
43,722	Boot Barn Holdings, Inc.*	7,803,503
43,107	Five Below, Inc.*	8,261,025
49,107	Ollie's Bargain Outlet Holdings, Inc.*	5,416,993
26,907	Tory Burch LLC*(1)(2)	1,510,853
		22,992,374
	Consumer Durables & Apparel - 1.5%
120,629	Champion Homes, Inc.*	9,454,901
	Consumer Services - 3.2%
868,039	Genius Sports Ltd.*	7,551,939
243,144	Life Time Group Holdings, Inc.*	7,092,510
49,566	Stride, Inc.*	4,193,284
6,158	Wingstop, Inc.	1,634,518
		20,472,251
	Energy - 2.0%
83,701	Cactus, Inc. Class A	4,706,507
188,432	Viper Energy, Inc. Class A	7,978,211
		12,684,718
	Equity Real Estate Investment Trusts (REITs) - 3.4%
268,527	American Healthcare, Inc. REIT	12,596,602
260,470	Phillips Edison & Co., Inc. REIT	9,436,828
		22,033,430
	Financial Services - 2.9%
11,337	Dave, Inc.*	1,855,754
230,233	HA Sustainable Infrastructure Capital, Inc.	7,922,317
51,228	PJT Partners, Inc. Class A	8,863,981
		18,642,052
	Food, Beverage & Tobacco - 1.8%
215,353	Vita Coco Co., Inc.*	11,489,083
	Health Care Equipment & Services - 10.2%
587,204	Alignment Healthcare, Inc.*	13,229,706
39,543	Ensign Group, Inc.	6,787,951
57,086	GeneDx Holdings Corp.*	5,495,098
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Health Care Equipment & Services - 10.2% - (continued)
42,625	Glaukos Corp.*	$5,088,573
154,821	Guardian Pharmacy Services, Inc. Class A*	4,675,594
91,581	HealthEquity, Inc.*	7,845,744
65,710	Hims & Hers Health, Inc.*(3)	1,780,084
89,639	Hinge Health, Inc. Class A*	3,128,401
19,260	Inspire Medical Systems, Inc.*	1,459,523
28,269	Lantheus Holdings, Inc.*	1,891,762
192,532	PACS Group, Inc.*	6,499,880
59,423	TransMedics Group, Inc.*	7,961,197
		65,843,513
	Household & Personal Products - 0.2%
51,733	Oddity Tech Ltd. Class A*	1,698,912
	Insurance - 2.1%
191,619	Beazley PLC	2,976,903
513,260	SiriusPoint Ltd.*	10,475,637
		13,452,540
	Materials - 2.5%
82,660	Cabot Corp.	5,967,225
337,314	James Hardie Industries PLC ADR*	7,754,849
38,500	MP Materials Corp.*(3)	2,262,645
		15,984,719
	Media & Entertainment - 0.9%
179,839	Cargurus, Inc.*	5,826,784
	Pharmaceuticals, Biotechnology & Life Sciences - 16.6%
171,912	Adaptive Biotechnologies Corp.*	3,180,372
86,803	Apellis Pharmaceuticals, Inc.*	1,960,012
60,412	Apogee Therapeutics, Inc.*	3,957,590
37,097	Axsome Therapeutics, Inc.*	6,835,122
46,676	Bridgebio Pharma, Inc.*	3,606,655
39,135	Celcuity, Inc.*	4,282,152
129,314	Celldex Therapeutics, Inc.*	3,181,124
86,960	CG Oncology, Inc.*	4,526,268
56,563	Cogent Biosciences, Inc.*	2,031,177
46,400	Corvus Pharmaceuticals, Inc.*	960,480
115,954	Crinetics Pharmaceuticals, Inc.*	5,790,743
46,294	Cytokinetics, Inc.*	2,925,318
76,327	Disc Medicine, Inc.*	5,901,604
43,902	Insmed, Inc.*	6,886,907
58,683	Kymera Therapeutics, Inc.*	4,265,667
73,800	Mineralys Therapeutics, Inc.*	2,279,682
35,170	Nuvalent, Inc. Class A*	3,618,641
66,969	Protagonist Therapeutics, Inc.*	5,478,064
75,716	PTC Therapeutics, Inc.*	5,718,829
97,423	Revolution Medicines, Inc.*	9,445,160
74,280	Scholar Rock Holding Corp.*	3,293,575
40,212	Soleno Therapeutics, Inc.*	1,550,575
93,099	Structure Therapeutics, Inc. ADR*	8,234,607
32,459	Terns Pharmaceuticals, Inc.*	1,123,081
82,468	Vaxcyte, Inc.*	4,417,811
60,110	Viridian Therapeutics, Inc.*	1,983,630
		107,434,846
	Semiconductors & Semiconductor Equipment - 6.5%
62,388	Credo Technology Group Holding Ltd.*	7,815,969
67,556	Enphase Energy, Inc.*	2,498,221
62,365	MKS, Inc.	14,681,345
40,984	SiTime Corp.*	14,881,700
17,299	Universal Display Corp.	1,986,271
		41,863,506
	Software & Services - 7.0%
47,571	Agilysys, Inc.*	4,126,784
444,155	Amplitude, Inc. Class A*	4,072,901
522,134	AvePoint, Inc.*	6,072,418
205,209	Clearwater Analytics Holdings, Inc. Class A*	4,943,485

183

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Software & Services - 7.0% - (continued)
35,959	Commvault Systems, Inc.*		$3,081,686
14,277	CyberArk Software Ltd.*		6,150,960
465,637	Freshworks, Inc. Class A*		5,019,567
145,787	Intapp, Inc.*		4,949,469
86,191	Rubrik, Inc. Class A*		4,822,387
24,045	ServiceTitan, Inc. Class A*		1,883,685
			45,123,342
	Technology Hardware & Equipment - 3.9%
148,689	Calix, Inc.*		6,641,938
14,789	Fabrinet*		7,238,328
48,342	IonQ, Inc.*(3)		1,932,713
17,318	OSI Systems, Inc.*		4,331,925
34,336	Sanmina Corp.*		4,864,724
			25,009,628
	Total Common Stocks (cost $451,023,017)		$625,132,231
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
38,914	iShares Russell 2000 Growth ETF		$13,087,945
	Total Exchange-Traded Funds (cost $13,700,853)		$13,087,945
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
61,984	Akero Therapeutics, Inc. CVR*(1)(2)(4)		$40,290
	Total Rights (cost $40,290)		$40,290
	Total Long-Term Investments (cost $464,764,160)		$638,260,466
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 1,341,003
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$1,341,412; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $1,367,961
			$1,341,003
	Securities Lending Collateral - 0.7%
4,454,218	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)		4,454,218
	Total Short-Term Investments (cost $5,795,221)		$5,795,221
	Total Investments (cost $470,559,381)	99.9%	$644,055,687
	Other Assets and Liabilities	0.1%	563,133
	Net Assets	100.0%	$644,618,820
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,551,143 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	61,984	$40,290	$40,290
11/2013	Tory Burch LLC	26,907	2,108,912	1,510,853
			$2,149,202	$1,551,143

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

184

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$625,132,231	$620,644,475	$2,976,903	$1,510,853
Exchange-Traded Funds	13,087,945	13,087,945	—	—
Rights	40,290	—	—	40,290
Short-Term Investments	5,795,221	4,454,218	1,341,003	—
Total	$644,055,687	$638,186,638	$4,317,906	$1,551,143

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

185

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0%
	Asset-Backed - Automobile - 5.0%
$ 432,286	Ally Auto Receivables Trust 3.45%, 06/15/2027	$432,202
	Ally Bank Auto Credit-Linked Notes
1,382,605	6.16%, 09/15/2033(1)	1,387,155
1,098,498	6.68%, 09/15/2032(1)	1,109,243
1,671,455	6.94%, 06/15/2033(1)	1,677,369
1,302,065	6.94%, 09/15/2033(1)	1,305,923
1,473,187	7.92%, 05/17/2032(1)	1,505,211
667,442	8.04%, 09/15/2032(1)	678,412
453,288	9.89%, 05/17/2032(1)	468,929
2,425,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	2,445,424
	Avid Automobile Receivables Trust
10,327,860	7.80%, 07/15/2032	10,386,997
4,990,000	11.14%, 05/15/2029(1)	5,073,702
	Avis Budget Rental Car Funding AESOP LLC
2,155,000	7.32%, 02/20/2028(1)	2,181,897
1,800,000	7.35%, 04/20/2028(1)	1,823,760
2,039,222	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	2,042,671
	Chase Auto Credit Linked Notes
2,380,214	6.02%, 02/25/2033(1)	2,391,313
930,338	7.00%, 02/25/2033(1)	934,592
6,776,244	Credit Acceptance Auto Loan Trust 6.13%, 12/15/2033(1)	6,820,408
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,774,250
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,255,996
	Exeter Automobile Receivables Trust
14,910,000	4.67%, 08/15/2028	14,929,593
13,875,000	6.99%, 04/15/2033(1)	14,032,875
4,480,000	7.48%, 09/15/2032(1)	4,661,655
9,200,000	7.81%, 10/15/2032(1)	9,587,192
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,706,411
10,000,000	5.28%, 02/15/2036(1)	10,322,600
1,317,000	GLS Auto Receivables Issuer Trust 7.19%, 03/15/2032(1)	1,375,593
	GM Financial Consumer Automobile Receivables Trust
10,155,000	3.77%, 03/16/2029	10,157,645
9,795,000	4.73%, 08/16/2030	9,980,173
	Hertz Vehicle Financing III LLC
2,883,333	9.13%, 06/25/2027(1)	2,905,813
4,770,000	9.40%, 09/25/2029(1)	5,046,505
10,405,000	9.43%, 02/25/2028(1)	10,687,060
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,943,136
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,949,585
	Huntington Bank Auto Credit-Linked Notes
1,992,542	6.95%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	2,001,372
534,594	7.20%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	535,082
662,241	7.70%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	670,287
1,100,037	10.85%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	1,104,476
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Asset-Backed - Automobile - 5.0% - (continued)
$ 6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	$6,663,001
	Santander Bank Auto Credit-Linked Notes
1,120,000	6.27%, 01/16/2034(1)	1,122,459
2,664,976	6.80%, 01/18/2033(1)	2,692,029
6,575,000	7.34%, 01/16/2034(1)	6,589,143
618,425	8.41%, 12/15/2033(1)	632,015
5,202,034	8.88%, 01/18/2033(1)	5,326,674
350,052	12.24%, 12/15/2033(1)	368,001
	Santander Drive Auto Receivables Trust
145,904	5.25%, 04/17/2028	145,989
699,928	5.73%, 04/17/2028	700,585
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,733,101
2,212,971	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	2,262,681
25,555,000	Toyota Auto Receivables Owner Trust 3.80%, 12/15/2028	25,564,698
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	235,000
7,075,000	13.45%, 06/15/2028(1)	4,298,062
10,597,948	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	10,708,499
		228,334,444
	Asset-Backed - Credit Card - 0.3%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/16/2030	14,560,519
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
2,715,000	7.00%, 09/25/2055(1)(3)	2,695,181
3,550,000	7.50%, 06/25/2055(1)	3,581,135
		6,276,316
	Commercial Mortgage-Backed Securities - 4.9%
6,090,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(2)	5,668,647
	BBCMS Mortgage Trust
2,490,000	0.97%, 04/15/2053(2)(4)	93,658
4,138,013	1.59%, 04/15/2053(2)(4)	175,731
	Benchmark Mortgage Trust
12,472,138	1.22%, 03/15/2062(2)(4)	396,666
8,513,141	1.49%, 01/15/2054(2)(4)	500,019
541,000	4.97%, 03/15/2052(2)	474,969
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(2)	1,525,073
3,470,000	8.34%, 10/05/2038(1)(2)	3,591,640
5,675,000	11.31%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,636,860
8,755,000	BX Trust 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	8,827,632
9,831,730	BXSC Commercial Mortgage Trust 7.82%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	9,868,599
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,408,166
	Commercial Mortgage Trust
1,740,000	4.43%, 02/10/2048(1)(2)	1,600,817
1,350,000	4.75%, 08/10/2047(2)	1,046,250
8,519,000	7.93%, 12/10/2041(1)(2)	8,615,515

186

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 2,414,000	CSAIL Commercial Mortgage Trust 4.13%, 08/15/2048(2)	$2,202,823
	DBJPM Mortgage Trust
16,705,684	1.41%, 08/10/2049(2)(4)	18,296
3,268,694	1.59%, 09/15/2053(2)(4)	135,450
	DC Trust
3,475,000	8.48%, 04/13/2040(1)(2)	3,457,822
3,460,000	10.31%, 04/13/2040(1)(2)	3,449,032
980,000	Extended Stay America Trust 7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	992,250
7,960,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(2)	8,236,233
6,482,364	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	5,762,837
	GS Mortgage Securities Trust
6,995,102	0.61%, 02/13/2053(2)(4)	137,884
19,784	3.68%, 08/10/2044(1)(2)(4)	14
63,184	3.68%, 07/10/2046(2)(4)	1
1,673,180	4.66%, 11/10/2045(1)(2)	1,648,082
158,560	5.05%, 04/10/2047(1)(2)	128,433
5,087,769	HIH Trust 7.87%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	5,117,977
	HTL Commercial Mortgage Trust
7,985,000	8.20%, 05/10/2039(1)(2)	8,168,372
1,457,000	10.26%, 05/10/2039(1)(2)	1,503,150
3,085,000	11.93%, 05/10/2039(1)(2)	3,177,356
	JP Morgan Chase Commercial Mortgage Securities Trust
3,055,000	3.61%, 12/15/2047(1)(2)	2,802,044
4,138,828	4.97%, 12/15/2046(1)(2)	3,911,234
	JPMBB Commercial Mortgage Securities Trust
1,934,000	3.78%, 10/15/2048(1)(2)	1,765,839
6,850,000	4.04%, 09/15/2047(1)(2)	6,273,916
2,140,000	4.12%, 11/15/2047(2)	2,023,372
8,555,000	MAD Commercial Mortgage Trust 6.57%, 10/15/2042(1)(2)	8,741,316
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.79%, 05/15/2046(1)(2)	1,058,813
1,134,000	3.95%, 07/15/2046(1)(2)	954,692
2,307,000	4.17%, 11/15/2052(2)	2,036,771
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,994,239
2,055,000	4.28%, 06/15/2050(2)	1,951,456
465,000	4.94%, 07/15/2049(1)(2)	446,917
5,110	5.21%, 10/12/2052(1)(2)	1,524
3,150,000	Multifamily Connecticut Avenue Securities Trust 7.55%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,236,962
9,225,000	NYC Commercial Mortgage Trust 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	9,214,705
7,250,000	RFR Trust 7.27%, 03/11/2041(1)(2)	7,478,680
4,620,000	ROCK Trust 8.82%, 11/13/2041(1)	4,911,432
1,430,000	SHR Trust 8.13%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,443,526
9,864,776	SREIT Trust 6.42%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	9,861,693
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 6,795,000	TEXAS Commercial Mortgage Trust 6.77%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	$6,828,975
585,000	UBS Commercial Mortgage Trust 4.85%, 06/15/2050(1)(2)	493,881
15,000	Wells Fargo Commercial Mortgage Trust 3.86%, 05/15/2048(2)	13,965
	Wells Fargo NA
6,368,166	0.58%, 11/15/2062(2)(4)	122,989
28,024,072	0.63%, 11/15/2062(2)(4)	610,524
5,238,452	0.68%, 12/15/2052(2)(4)	114,512
11,618,547	0.87%, 01/15/2063(2)(4)	317,842
9,044,497	0.88%, 05/15/2062(2)(4)	232,191
4,023,591	1.19%, 03/15/2063(2)(4)	144,648
13,521,082	1.76%, 03/15/2063(2)(4)	874,768
215,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(2)	188,125
1,605,000	WHARF Commercial Mortgage Trust 7.98%, 07/15/2040(1)(2)	1,635,189
7,775,000	Willowbrook Mall 6.08%, 03/05/2035(1)(2)	7,458,374
4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	3,339,469
	X-Caliber Funding LLC
15,835,000	6.67%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	15,838,522
9,000,000	6.80%, 12/06/2028, 1 mo. USD Term SOFR + 3.15%(1)(2)(5)	9,000,000
3,050,000	7.50%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,055,014
3,030,000	8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,044,220
		221,988,593
	Other Asset-Backed Securities - 5.4%
632,884	AASET Trust 6.41%, 01/16/2040(1)	620,257
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)(2)	125,239
38,562	0.00%, 12/17/2029(1)(2)	708,476
42,936	0.00%, 10/15/2030(1)(2)	3,868,787
9,100,000	7.35%, 09/15/2029(1)	9,150,183
3,910,000	9.17%, 02/15/2029(1)	3,922,033
5,060,000	Affirm Master Trust 7.18%, 02/15/2033(1)	5,121,601
5,835,000	AGL CLO 16 Ltd. 8.32%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	5,344,977
1,400,000	AGL CLO 32 Ltd. 3.68%, 07/21/2037(1)(2)	798,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,200,010
6,625,000	Apidos CLO Ltd. 3.68%, 01/20/2038(1)(2)	4,543,067
1,750,000	Ballyrock CLO 27 Ltd. 3.68%, 10/25/2037(1)	980,000
5,072,000	Ballyrock CLO 29 Ltd. 3.68%, 07/25/2038(1)(2)	3,689,662
500,000	Barings CLO Ltd. 10.07%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	502,141
	Bellemeade Re Ltd.
845,000	6.95%, 10/25/2035, 30 day USD SOFR Average + 3.25%(1)(2)	861,329
335,000	7.60%, 10/25/2035, 30 day USD SOFR Average + 3.90%(1)(2)	344,491

187

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	$857,625
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	571,093
4,750,000	CIFC Funding Ltd. 10.91%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,744,875
8,870,000	Eagle RE Ltd. 9.45%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	8,897,730
398,826	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	396,837
3,050,000	Flatiron RR CLO 22 LLC 7.92%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(2)	2,904,597
1,190,000	Galaxy XXII CLO Ltd. 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	1,191,660
1,385,000	Galaxy XXV CLO Ltd. 9.42%, 04/25/2036, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,371,221
5,300,000	Golub Capital Partners CLO 72 B Ltd. 10.42%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,348,124
	GreenSky Home Improvement Issuer Trust
1,000,000	7.79%, 06/25/2060(1)	1,029,529
3,600,000	8.65%, 03/25/2060(1)	3,747,941
1,170,000	Hamlin Park CLO Ltd. 3.68%, 10/20/2037(1)(2)	836,081
800,447	HINNT LLC 8.00%, 03/15/2043(1)	786,495
	Home Re Ltd.
1,135,000	7.08%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	1,141,016
4,030,000	7.93%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(2)	4,043,951
2,552,744	8.30%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,607,087
300,000	8.93%, 01/25/2036, 30 day USD SOFR Average + 4.20%(1)(2)	303,438
1,333,379	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,320,464
655,108	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	612,521
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,882,802
3,790,000	Lendmark Funding Trust 8.91%, 09/20/2034(1)	3,933,830
1,585,000	Lewey Park CLO Ltd. 3.68%, 10/21/2037(1)(2)	1,098,453
3,200,000	Magnetite XLV Ltd. 3.68%, 04/15/2038(1)(2)	2,272,000
19,826,861	MMAF Equipment Finance LLC 5.54%, 12/13/2029(1)	20,074,156
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.17%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,148,664
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 3.68%, 07/24/2037(1)(2)	1,613,100
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 3.68%, 04/20/2038(1)	2,080,000
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 1,298,000	NMEF Funding LLC 7.66%, 01/18/2033(1)	$1,322,797
2,415,000	OCP Aegis CLO Ltd. 9.17%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	2,352,555
2,825,000	Octagon Investment Partners 27 Ltd. 9.88%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,453,080
5,000,000	Octagon Investment Partners XVI Ltd. 9.68%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,400,025
26,200,000	OneMain Financial Issuance Trust 3.14%, 10/14/2036(1)	25,848,131
1,815,000	Palmer Square CLO Ltd. 10.61%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	1,810,423
13,005,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	13,249,329
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,474,156
3,835,000	Rad CLO 12 Ltd. 10.32%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(2)	3,847,364
8,025,000	RR 38 Ltd. 3.68%, 04/15/2040(1)(2)	6,080,695
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,791,702
1,043,000	9.00%, 12/20/2034(1)	1,126,700
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	522,741
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,503,624
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,158,451
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,592,671
12,014,000	4.73%, 04/21/2031(1)	12,214,985
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,601,000
6,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	6,817,472
		246,763,444
	Whole Loan Collateral CMO - 5.3%
	Angel Oak Mortgage Trust
2,050,000	2.48%, 05/25/2066(1)(2)	1,576,920
2,203,000	4.09%, 01/25/2067(1)(2)	1,865,258
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(2)	2,117,327
	CSMC Trust
44,363	3.25%, 04/25/2047(1)(2)	42,230
3,143,250	4.46%, 05/25/2065(1)(2)	2,956,968
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(2)	957,261
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(2)	4,418,377
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,425,000	9.20%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,471,864
16,785,000	9.70%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	17,310,874
7,910,000	9.70%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	8,208,081
9,720,000	9.90%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	10,034,853
18,047,172	10.70%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	19,234,856

188

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Whole Loan Collateral CMO - 5.3% - (continued)
$ 11,468,728	13.06%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	$12,107,693
19,510,000	13.20%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	21,160,778
3,000,000	13.55%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	3,280,104
1,300,000	14.30%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(2)	1,445,947
13,852,350	15.70%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	15,719,187
8,979,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(2)	7,201,903
5,215,216	OSAT Trust 7.97%, 05/25/2065(1)(3)	5,221,906
	Pretium Mortgage Credit Partners LLC
8,556,000	3.85%, 09/25/2069(1)(3)	7,750,681
2,177,000	6.41%, 02/25/2056(1)(3)	2,177,588
2,450,000	6.54%, 01/25/2056(1)(3)	2,450,034
6,835,000	6.78%, 12/25/2055(1)(3)	6,842,353
3,058,000	6.78%, 12/25/2055(1)(3)	3,052,068
3,811,000	6.90%, 11/25/2055(1)(3)	3,809,281
3,045,000	7.02%, 10/25/2055(1)(3)	3,039,309
3,500,000	8.23%, 03/25/2055(1)(3)	3,506,265
4,280,000	8.35%, 07/25/2055(1)(3)	4,294,882
3,860,000	8.59%, 12/25/2054(1)(3)	3,862,150
4,390,000	8.72%, 05/25/2055(1)(3)	4,420,405
3,020,000	8.72%, 06/25/2055(1)(3)	3,040,185
7,100,000	8.84%, 04/25/2055(1)(3)	7,130,384
	PRPM LLC
9,199,000	7.20%, 10/25/2030(1)(3)	9,199,745
1,808,000	7.45%, 08/25/2030(1)(3)	1,812,938
555,000	8.57%, 07/25/2030(1)(3)	553,889
5,545,000	8.84%, 11/25/2029(1)(3)	5,542,366
965,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(1)(3)	964,657
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(3)	1,829,536
3,198,000	SG Residential Mortgage Trust 3.97%, 03/27/2062(1)(2)	2,320,856
6,176,000	Spruce Hill Mortgage Loan Trust 3.83%, 01/28/2050(1)(2)	5,997,046
2,560,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(2)	1,890,703
2,684,070	VOLT C LLC 8.83%, 05/25/2051(1)(3)	2,685,589
2,033,257	VOLT CI LLC 8.83%, 05/25/2051(1)(3)	2,034,408
4,214,142	VOLT CII LLC 8.21%, 08/25/2051(1)(3)	4,214,744
5,707,834	VOLT CVI LLC 9.44%, 12/26/2051(1)(3)	5,715,382
810,386	VOLT XCIV LLC 8.95%, 02/27/2051(1)(3)	810,913
5,889,973	VOLT XCV LLC 8.95%, 03/27/2051(1)(3)	5,893,804
		243,174,548
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $972,258,058)	$961,097,864
CONVERTIBLE BONDS - 6.4%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	$2,908,757
2,625,000	4.63%, 03/15/2029	2,767,734
		5,676,491
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.4% - (continued)
	Biotechnology - 0.6%
$ 2,600,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(6)	$2,424,101
	Bridgebio Pharma, Inc.
822,000	0.75%, 02/01/2033(1)	838,440
2,510,000	1.75%, 03/01/2031(1)	4,361,125
	Cytokinetics, Inc.
612,000	1.75%, 10/01/2031(1)	772,268
2,300,000	3.50%, 07/01/2027	3,299,062
4,371,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,923,173
	Ionis Pharmaceuticals, Inc.
1,200,000	0.00%, 12/01/2030(1)(6)	1,326,107
4,934,000	1.75%, 06/15/2028	8,090,608
		25,034,884
	Chemicals - 0.2%
11,200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(7)	10,802,400
	Commercial Banks - 0.1%
EUR 5,900,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	4,748,300
	Commercial Services - 0.1%
$ 3,100,000	Alarm.com Holdings, Inc. 2.25%, 06/01/2029	2,932,600
800,000	Block, Inc. 0.25%, 11/01/2027	741,600
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(7)	1,389,633
		5,063,833
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
$ 3,598,000	0.00%, 10/01/2032(1)(6)	3,048,971
2,486,000	0.25%, 04/01/2030	2,421,060
		5,470,031
	Electric - 0.5%
5,675,000	PG&E Corp. 4.25%, 12/01/2027	5,762,962
4,087,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	4,138,270
5,565,000	Southern Co. 3.25%, 06/15/2028(1)	5,567,783
	WEC Energy Group, Inc.
2,475,000	3.38%, 06/01/2028(1)	2,533,163
5,205,000	4.38%, 06/01/2029	6,237,536
		24,239,714
	Electrical Components & Equipment - 0.0%
EUR 600,000	Schneider Electric SE 1.25%, 09/23/2033(7)	731,660
	Energy-Alternate Sources - 0.0%
$ 1,720,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	1,526,500
	Engineering & Construction - 0.1%
5,145,000	Fluor Corp. 1.13%, 08/15/2029	6,346,872
	Entertainment - 0.0%
200,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	181,106
	Healthcare - Products - 0.5%
5,100,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	4,855,200
4,750,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	5,429,250

189

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.4% - (continued)
	Healthcare - Products - 0.5% - (continued)
$ 4,514,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	$5,215,927
5,200,000	Qiagen NV 2.50%, 09/10/2031(7)	6,043,167
842,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	912,313
		22,455,857
	Home Builders - 0.2%
9,546,000	Meritage Homes Corp. 1.75%, 05/15/2028	9,686,853
	Insurance - 0.0%
HKD 10,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(6)(7)	1,449,034
	Internet - 0.5%
	Alibaba Group Holding Ltd.
$ 3,400,000	0.00%, 09/15/2032(6)(7)	3,803,801
750,000	0.50%, 06/01/2031	1,313,992
5,324,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(6)	5,326,662
1,925,000	JD.com, Inc. 0.25%, 06/01/2029	1,934,625
5,112,000	Uber Technologies, Inc. 0.88%, 12/01/2028	6,548,629
1,556,000	Wix.com Ltd. 0.00%, 09/15/2030(1)(6)	1,370,836
		20,298,545
	Investment Company Security - 0.3%
5,225,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	7,076,740
	IREN Ltd.
650,000	0.00%, 07/01/2031(1)(6)	599,625
1,550,000	1.00%, 06/01/2033(1)	1,897,975
2,050,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(6)	1,928,230
		11,502,570
	IT Services - 0.4%
1,200,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(6)	1,263,000
269,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	1,519,454
6,250,000	Parsons Corp. 2.63%, 03/01/2029	6,689,268
599,000	Seagate HDD Cayman 3.50%, 06/01/2028	2,970,740
	Super Micro Computer, Inc.
3,774,000	0.00%, 06/15/2030(1)(6)	3,256,152
714,000	3.50%, 03/01/2029	651,596
2,132,000	Zscaler, Inc. 0.00%, 07/15/2028(1)(6)	1,982,021
		18,332,231
	Leisure Time - 0.2%
	NCL Corp. Ltd.
5,055,000	0.75%, 09/15/2030(1)	4,919,164
3,656,000	0.88%, 04/15/2030(1)	4,043,536
		8,962,700
	Lodging - 0.3%
13,765,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	13,937,033
	Machinery - Construction & Mining - 0.0%
600,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(6)	618,600
	Miscellaneous Manufacturing - 0.1%
3,830,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	4,107,675
	Oil & Gas Services - 0.1%
1,656,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	2,037,708
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.4% - (continued)
	Pharmaceuticals - 0.2%
	Jazz Investments I Ltd.
$ 1,375,000	2.00%, 06/15/2026	$1,519,853
3,566,000	3.13%, 09/15/2030	4,642,932
4,784,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	4,891,640
		11,054,425
	Real Estate - 0.0%
1,422,000	Compass, Inc. 0.25%, 04/15/2031(1)	1,530,432
	Real Estate Investment Trusts - 0.6%
7,893,000	Boston Properties LP 2.00%, 10/01/2030(1)	7,494,403
4,950,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,987,125
1,995,000	Realty Income Corp. 3.50%, 01/15/2029(1)	2,027,988
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	4,019,600
3,675,000	4.38%, 03/15/2027(1)	3,676,838
1,920,000	Welltower OP LLC 2.75%, 05/15/2028(1)	3,816,000
		26,021,954
	Semiconductors - 0.3%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(6)	1,072,776
4,840,000	0.50%, 03/01/2029	4,727,614
	Semtech Corp.
4,517,000	0.00%, 10/15/2030(1)(6)	5,080,886
339,000	1.63%, 11/01/2027	741,732
		11,623,008
	Software - 0.8%
	Cloudflare, Inc.
1,085,000	0.00%, 08/15/2026(6)	1,191,547
5,975,000	0.00%, 06/15/2030(1)(6)	6,292,272
7,615,000	Datadog, Inc. 0.00%, 12/01/2029(6)	7,489,352
5,150,000	Guidewire Software, Inc. 1.25%, 11/01/2029	4,980,050
8,675,000	Nutanix, Inc. 0.50%, 12/15/2029	7,885,575
1,207,000	Snowflake, Inc. 0.00%, 10/01/2029(6)	1,698,249
450,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	447,300
5,724,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)(8)	6,432,560
		36,416,905
	Telecommunications - 0.1%
1,977,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	2,693,069
	Total Convertible Bonds (cost $276,402,609)	$292,550,390
CORPORATE BONDS - 32.7%
	Advertising - 0.0%
185,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 03/15/2033(1)	$196,569
415,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	422,581
		619,150
	Aerospace & Defense - 0.0%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	305,826

190

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Aerospace & Defense - 0.0% - (continued)
$ 1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$1,109,185
227,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	234,948
		1,649,959
	Agriculture - 0.2%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035(8)	1,090,372
	MHP Lux SA
6,100,000	6.25%, 09/19/2029(7)	5,547,230
3,220,000	10.50%, 07/28/2029(1)	3,313,451
		9,951,053
	Airlines - 0.2%
3,990,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	4,007,425
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,047,849
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
1,565,000	6.38%, 02/01/2030(1)(8)	1,484,820
1,700,000	9.50%, 06/01/2028(1)	1,768,568
		8,308,662
	Apparel - 0.1%
1,196,345	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(9)	1,316,387
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,555,824
400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	373,244
		5,245,455
	Auto Manufacturers - 0.1%
2,644,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)(10)	2,656,940
	Auto Parts & Equipment - 0.3%
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 280,000	4.75%, 06/15/2031(1)	337,206
$ 1,095,000	6.75%, 09/15/2032(1)	1,133,358
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(7)	3,389,544
1,490,000	2.75%, 02/15/2027(7)	1,763,083
3,700,000	ZF Europe Finance BV 7.00%, 06/12/2030(7)	4,674,879
		11,298,070
	Biotechnology - 0.2%
$ 8,622,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(7)	8,754,411
1,820,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	1,865,569
		10,619,980
	Chemicals - 1.2%
	Celanese U.S. Holdings LLC
400,000	6.75%, 04/15/2033(8)	405,178
18,360,000	7.38%, 02/15/2034	18,682,805
	GC Treasury Center Co. Ltd.
4,621,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(10)	4,666,929
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Chemicals - 1.2% - (continued)
$ 391,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(2)(7)(10)	$394,886
4,996,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(10)	5,126,445
5,932,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(7)	5,809,489
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	240,544
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	175,818
200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(8)	195,704
27,115,000	Tronox, Inc. 4.63%, 03/15/2029(1)(8)	20,841,475
		56,539,273
	Commercial Banks - 4.0%
	Abanca Corp. Bancaria SA
EUR 2,600,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(2)(7)	3,200,285
2,000,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(7)(10)	2,446,042
	AIB Group PLC
$ 3,625,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	3,745,587
EUR 1,510,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(7)(10)	1,853,032
GBP 2,775,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(7)	3,814,218
EUR 3,300,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	3,968,298
9,447,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(7)(10)	11,578,733
	Banco Santander SA
2,200,000	1.00%, 10/01/2033(7)	2,165,667
$ 3,800,000	4.55%, 11/06/2030	3,803,186
EUR 2,200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(2)(7)(10)	2,725,119
$ 900,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(7)	909,001
	Bank of America Corp.
465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	408,092
825,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	841,996

191

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 225,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(2)(10)	$229,016
EUR 2,100,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(7)(10)	2,883,427
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)	2,771,230
480,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(2)	499,945
200,000	Bank of Nova Scotia 6.88%, 10/27/2085, (6.88% fixed rate until 10/27/2035; 5 yr. USD CMT + 2.73% thereafter)(2)	205,362
	Barclays PLC
EUR 2,125,000	6.13%, 12/15/2035, (6.13% fixed rate until 12/15/2035; 5 yr. EURIBOR ICE Swap + 3.56% thereafter)(2)(7)(10)	2,560,429
GBP 1,210,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(2)(7)(10)	1,795,869
2,150,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(7)(10)	3,105,967
EUR 1,600,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(7)(10)	2,034,621
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 3,720,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(7)	4,135,383
3,630,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	4,035,333
1,969,000	BNP Paribas SA 8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(2)(10)	2,108,393
EUR 1,800,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(7)(10)	2,360,624
3,200,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(7)	3,813,480
	Citigroup, Inc.
$ 1,190,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(10)	1,211,746
1,275,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(10)	1,336,895
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Commercial Banks - 4.0% - (continued)
EUR 2,395,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(7)(10)	$3,067,005
$ 725,000	Credit Agricole SA 7.13%, 09/23/2035, (7.13% fixed rate until 09/23/2035; 5 yr. USD SOFR ICE Swap + 3.58% thereafter)(1)(2)(10)	758,064
EUR 2,600,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(7)(10)	3,262,971
1,600,000	Eurobank SA 6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(7)(10)	1,904,536
$ 6,385,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	7,038,690
	Golomt Bank
2,739,000	11.00%, 05/20/2027(7)	2,845,178
1,875,000	11.00%, 05/20/2027(1)	1,947,685
3,705,000	HSBC Holdings PLC 4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	3,720,662
	Ibercaja Banco SA
EUR 3,100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(7)	3,738,068
3,600,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(7)(10)	4,689,657
$ 2,140,000	ING Groep NV 4.25%, 05/16/2031, (4.25% fixed rate until 05/16/2031; 5 yr. USD CMT + 2.86% thereafter)(2)(8)(10)	1,946,581
	Intesa Sanpaolo SpA
2,550,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	2,444,163
EUR 1,050,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(2)(7)(10)	1,318,580
$ 1,440,000	7.80%, 11/28/2053(1)	1,771,395
3,150,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	3,739,212
	JP Morgan Chase & Co.
1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	1,317,063
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	710,411
200,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	205,454
	Metro Bank Holdings PLC
GBP 2,575,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(7)	4,025,561

192

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Commercial Banks - 4.0% - (continued)
GBP 5,540,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(7)(10)	$8,935,724
EUR 9,000,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(7)(10)	10,854,301
	Piraeus Bank SA
1,075,000	6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(7)(8)(10)	1,333,810
200,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(2)(7)	261,860
	Royal Bank of Canada
$ 2,550,000	6.50%, 05/24/2086, (6.50% fixed rate until 05/24/2033; 5 yr. USD CMT + 2.45% thereafter)(2)	2,548,182
1,100,000	6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(2)	1,137,535
	Societe Generale SA
EUR 2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(7)	3,059,125
$ 1,150,000	5.38%, 11/18/2030, (5.38% fixed rate until 11/18/2030; 5 yr. USD CMT + 4.51% thereafter)(2)(7)(10)	1,118,062
1,600,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(2)	1,607,469
EUR 1,200,000	6.13%, 03/17/2032, (6.13% fixed rate until 03/17/2032; 5 yr. EURIBOR ICE Swap + 3.78% thereafter)(2)(7)(10)	1,469,102
$ 2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(2)(8)(10)	2,253,728
14,150,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(7)	14,156,264
2,268,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(10)	2,652,607
EUR 2,200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(7)(10)	2,636,741
		181,022,422
	Commercial Services - 0.5%
$ 2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,073,075
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	396,602
1,695,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	1,743,696
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Commercial Services - 0.5% - (continued)
	BCP V Modular Services Finance II PLC
EUR 1,760,000	4.75%, 11/30/2028(7)	$2,013,338
GBP 500,000	6.13%, 11/30/2028(7)	656,702
$ 1,475,000	Block, Inc. 5.63%, 08/15/2030(1)	1,501,318
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,177,279
355,000	Graham Holdings Co. 5.63%, 12/01/2033(1)	356,712
305,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	301,713
EUR 2,495,000	Nexi SpA 1.63%, 04/30/2026(7)	2,951,559
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(7)	203,936
	Verisure Midholding AB
EUR 3,930,000	5.25%, 02/15/2029(7)	4,664,390
306,000	5.25%, 02/15/2029(1)	363,182
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	499,438
		20,902,940
	Construction Materials - 0.4%
	Cemex SAB de CV
11,410,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(10)	11,963,385
328,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(2)(7)(10)	343,908
	CP Atlas Buyer, Inc.
1,120,000	9.75%, 07/15/2030(1)	1,164,945
3,336,689	12.75%, 01/15/2031(1)(9)	3,074,279
450,000	Griffon Corp. 5.75%, 03/01/2028	449,872
200,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	203,783
		17,200,172
	Distribution/Wholesale - 0.0%
1,380,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,350,692
175,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	184,404
		1,535,096
	Diversified Financial Services - 4.3%
2,392,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(10)	2,369,731
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(10)	1,600,835
18,280,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)(8)	18,762,446
1,856,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	1,951,273
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	738,749
	CrossCountry Intermediate HoldCo LLC
11,161,000	6.50%, 10/01/2030(1)	11,328,303
24,110,000	6.75%, 12/01/2032(1)	24,308,222
3,550,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	3,781,719

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Diversified Financial Services - 4.3% - (continued)
	Freedom Mortgage Holdings LLC
$ 610,000	6.88%, 05/01/2031(1)	$605,348
1,900,000	7.88%, 04/01/2033(1)	1,938,070
13,016,000	8.38%, 04/01/2032(1)	13,615,777
3,995,000	9.13%, 05/15/2031(1)	4,223,786
480,000	9.25%, 02/01/2029(1)	502,500
	goeasy Ltd.
1,300,000	6.88%, 05/15/2030(1)	1,236,387
11,705,000	6.88%, 02/15/2031(1)	11,002,270
2,600,000	7.38%, 10/01/2030(1)	2,508,570
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(5)(7)	—
	Hightower Holding LLC
300,000	6.75%, 04/15/2029(1)	299,588
100,000	9.13%, 01/31/2030(1)	105,553
18,214,000	LFS Topco LLC 8.75%, 07/15/2030(1)(8)	18,303,194
2,357,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	2,361,405
9,395,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	9,740,641
	Muthoot Finance Ltd.
3,550,000	6.38%, 04/23/2029(7)	3,632,128
4,865,000	6.38%, 03/02/2030(1)	4,990,444
1,500,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	1,548,594
14,750,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	15,325,044
2,095,000	Rfna LP 7.88%, 02/15/2030(1)	2,110,354
1,230,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	1,276,077
7,035,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	7,086,386
15,185,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	15,774,785
330,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	348,063
12,780,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	12,971,700
		196,347,942
	Electric - 3.4%
4,190,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(7)	3,924,510
6,245,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	6,245,000
2,273,095	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(7)	2,141,255
300,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	300,060
4,536,795	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(7)	4,960,146
	Bulgarian Energy Holding EAD
EUR 6,450,000	2.45%, 07/22/2028(7)	7,387,802
2,905,000	4.25%, 06/19/2030(7)	3,436,733
$ 350,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	327,794
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(2)	665,769
10,725,000	Diamond II Ltd. 7.95%, 07/28/2026(1)	10,724,762
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Electric - 3.4% - (continued)
	Dominion Energy, Inc.
$ 1,412,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(10)	$1,401,864
1,123,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	1,169,539
245,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(2)	264,934
EUR 13,605,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	16,953,303
	Edison International
$ 4,694,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	4,889,017
10,519,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	10,885,905
3,492,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(2)	3,515,854
	Energo-Pro AS
EUR 4,115,000	6.45%, 04/15/2031(7)	4,849,146
14,073,000	8.00%, 05/27/2030(1)	17,721,713
$ 2,452,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	2,578,982
	GDZ Elektrik Dagitim AS
18,578,000	9.00%, 10/15/2029(1)	18,577,369
1,330,000	9.00%, 10/15/2029(7)	1,330,031
829,602	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	792,700
12,475,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	12,362,026
1,933,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)	1,977,552
	Southern California Edison Co.
735,000	5.25%, 03/15/2030	754,739
620,000	6.20%, 09/15/2055	624,382
	Termocandelaria Power SA
3,910,000	7.75%, 09/17/2031(1)	4,055,921
535,000	7.75%, 09/17/2031(7)	554,966
	Virginia Electric & Power Co.
870,000	4.20%, 05/15/2045	717,194
135,000	5.60%, 09/15/2055	131,343
1,225,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,240,694
300,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	314,736
7,661,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	7,137,495
		154,915,236
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	771,795
490,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	482,124
		1,253,919

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Energy-Alternate Sources - 0.2%
	FS Luxembourg SARL
$ 3,578,000	8.13%, 02/11/2036(1)	$3,503,485
3,453,000	8.63%, 06/25/2033(7)	3,566,466
2,652,000	8.63%, 06/25/2033(1)	2,739,145
340,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	329,888
		10,138,984
	Engineering & Construction - 0.1%
6,230,000	Corp. Quiport SA 9.00%, 12/15/2037(1)	6,706,331
	Entertainment - 0.6%
EUR 13,460,000	888 Acquisitions Ltd. 8.00%, 09/30/2031(7)(8)	13,753,461
$ 2,085,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(8)	2,028,411
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	724,283
490,000	7.00%, 08/01/2032(1)	507,016
1,575,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,601,636
350,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	345,562
1,000,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	846,715
5,580,000	Motion Finco SARL 8.38%, 02/15/2032(1)	4,808,153
350,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(8)	324,811
191,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	190,704
175,000	Warnermedia Holdings, Inc. 4.28%, 03/15/2032	154,000
		25,284,752
	Food - 0.6%
350,000	B&G Foods, Inc. 5.25%, 09/15/2027(8)	338,226
	Bellis Acquisition Co. PLC
EUR 9,460,000	8.00%, 07/01/2031(7)(8)	10,612,136
5,505,000	8.00%, 07/01/2031(1)(8)	6,175,455
GBP 3,288,000	8.13%, 05/14/2030(7)(8)	4,111,769
$ 5,805,000	BRF SA 5.75%, 09/21/2050(7)	4,808,913
395,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	399,985
495,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	500,366
1,565,000	Mars, Inc. 5.00%, 03/01/2032(1)	1,608,241
		28,555,091
	Food Service - 0.1%
EUR 2,980,000	Elior Group SA 3.75%, 07/15/2026(7)	3,529,251
	Forest Products & Paper - 0.1%
$ 8,605,000	Mercer International, Inc. 12.88%, 10/01/2028(1)(8)	6,291,239
	Gas - 0.1%
2,885,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	3,000,518
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(7)	$5,006,798
1,450,000	5.77%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,724,348
		6,731,146
	Healthcare - Products - 0.0%
$ 200,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(11)	208,500
	Healthcare - Services - 0.6%
	Acadia Healthcare Co., Inc.
163,000	5.00%, 04/15/2029(1)	156,490
814,000	7.38%, 03/15/2033(1)(8)	804,065
	CHS/Community Health Systems, Inc.
2,890,000	4.75%, 02/15/2031(1)	2,592,465
12,975,000	6.88%, 04/15/2029(1)	11,931,161
9,400,000	9.75%, 01/15/2034(1)	9,800,280
99,000	10.88%, 01/15/2032(1)	106,577
3,205,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,382,788
255,000	Tenet Healthcare Corp. 5.50%, 11/15/2032(1)	257,836
		29,031,662
	Insurance - 1.4%
	Acrisure LLC/Acrisure Finance, Inc.
310,000	6.75%, 07/01/2032(1)	317,813
2,205,000	7.50%, 11/06/2030(1)	2,282,818
1,800,000	8.25%, 02/01/2029(1)	1,866,335
7,295,000	8.50%, 06/15/2029(1)	7,628,681
2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	2,401,704
2,652,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	2,678,281
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,134,340
	Asurion LLC & Asurion Co-Issuer, Inc.
2,822,000	8.00%, 12/31/2032(1)	2,948,438
10,740,000	8.38%, 02/01/2034(1)	10,857,711
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,012,106
1,040,000	5.35%, 07/09/2027(1)	1,057,488
655,000	5.68%, 02/23/2026(1)	655,648
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.52% thereafter)(2)(7)(10)	541,478
EUR 1,100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(7)(10)	1,321,920
	Global Atlantic Fin Co.
$ 3,345,000	7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(2)	3,372,429
1,919,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(2)	1,983,534
5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	5,629,627

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Insurance - 1.4% - (continued)
$ 1,360,000	HSB Group, Inc. 4.84%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	$1,329,632
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	899,056
90,000	7.38%, 01/31/2032(1)	94,276
1,003,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(2)	992,639
3,650,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(8)(10)	3,914,001
470,000	M&G PLC 6.50%, 10/20/2048, (6.50% fixed rate until 10/20/2028; 5 yr. USD CMT + 4.41% thereafter)(2)(7)	488,800
1,200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(7)(10)	1,163,110
EUR 2,100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(7)(10)	2,557,589
$ 2,700,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(7)	2,456,599
		61,586,053
	Internet - 0.3%
EUR 1,800,000	iliad SA 5.38%, 05/02/2031(7)	2,293,193
$ 1,470,000	Rakuten Group, Inc. 6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(1)(2)(10)	1,421,256
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,671
	United Group BV
EUR 275,000	4.63%, 08/15/2028(7)	327,285
150,000	6.50%, 10/31/2031(1)	183,966
6,350,000	6.75%, 02/15/2031(7)	7,801,618
		12,105,989
	Investment Company Security - 0.2%
$ 3,183,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	3,338,967
7,590,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	7,873,992
		11,212,959
	Iron/Steel - 0.1%
4,715,000	JSW Steel Ltd. 3.95%, 04/05/2027(7)	4,679,135
	IT Services - 0.0%
1,290,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(11)	1,359,432
715,000	McAfee Corp. 7.38%, 02/15/2030(1)	568,853
		1,928,285
	Leisure Time - 0.0%
1,365,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	1,398,860
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Leisure Time - 0.0% - (continued)
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(7)	$217,059
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	500,527
		2,116,446
	Lodging - 0.5%
	Fortune Star BVI Ltd.
EUR 7,580,000	3.95%, 10/02/2026(7)	8,964,029
$ 4,700,000	5.05%, 01/27/2027(7)	4,616,913
2,925,000	6.80%, 09/09/2029(7)	2,902,348
5,100,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)(8)	4,940,728
		21,424,018
	Machinery-Diversified - 0.0%
295,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	294,056
	Media - 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
550,000	4.25%, 02/01/2031(1)	503,550
50,000	4.75%, 03/01/2030(1)	47,765
3,075,000	7.00%, 02/01/2033(1)	3,104,697
325,000	7.38%, 02/01/2036(1)	325,390
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	227,401
1,750,000	11.75%, 01/31/2029(1)	1,276,041
2,059,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	2,120,953
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	155,244
105,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	108,250
	Grupo Televisa SAB
9,200,000	5.00%, 05/13/2045	6,411,679
3,415,000	5.25%, 05/24/2049	2,376,296
2,930,000	6.13%, 01/31/2046	2,305,892
3,700,000	Paramount Global 4.38%, 03/15/2043	2,548,428
	Scripps Escrow II, Inc.
1,188,000	3.88%, 01/15/2029(1)(8)(11)	1,096,411
850,000	5.38%, 01/15/2031(1)(11)	630,501
175,000	TEGNA, Inc. 5.00%, 09/15/2029	173,782
10,740,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	11,563,285
625,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	640,493
2,400,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	2,382,000
		37,998,058
	Mining - 1.0%
177,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	171,017
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,052,766
295,000	3.88%, 04/27/2051(1)	221,084
215,000	5.89%, 04/04/2054(1)(8)	218,488
	Ivanhoe Mines Ltd.
9,115,000	7.88%, 01/23/2030(1)	9,496,672
1,015,000	7.88%, 01/23/2030(7)	1,057,604
400,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	386,150
	Vedanta Resources Finance II PLC
2,890,000	9.13%, 10/15/2032(7)	3,027,422

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Mining - 1.0% - (continued)
$ 3,930,000	9.48%, 07/24/2030(7)	$4,146,086
1,090,000	9.48%, 07/24/2030(1)	1,149,856
8,735,000	9.85%, 04/24/2033(1)	9,414,830
3,955,000	10.88%, 09/17/2029(7)	4,236,843
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,613,453
1,535,000	9.50%, 10/06/2028(7)	1,582,481
		47,774,752
	Oil & Gas - 1.9%
	Azule Energy Finance PLC
21,345,000	8.13%, 01/23/2030(1)	21,596,199
375,000	8.13%, 01/23/2030(7)	379,413
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	492,002
365,000	5.90%, 04/18/2064	348,643
	Energean Israel Finance Ltd.
3,830,000	5.38%, 03/30/2028(7)	3,788,215
11,780,000	5.88%, 03/30/2031(7)	11,442,656
3,260,000	8.50%, 09/30/2033(7)	3,492,952
330,000	Matador Resources Co. 6.25%, 04/15/2033(1)	332,590
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	302,728
	Petroleos Mexicanos
5,015,000	5.95%, 01/28/2031	4,892,188
4,760,000	6.75%, 09/21/2047	3,924,911
5,455,000	7.69%, 01/23/2050	4,907,431
1,673,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(2)	1,666,520
	Raizen Fuels Finance SA
4,116,000	6.25%, 07/08/2032(7)	3,447,150
6,907,000	6.70%, 02/25/2037(1)	5,629,205
1,045,000	6.70%, 02/25/2037(7)	851,675
850,000	Range Resources Corp. 4.75%, 02/15/2030(1)	838,338
350,000	SM Energy Co. 7.00%, 08/01/2032(1)(8)	350,897
450,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	442,922
325,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	344,289
	YPF SA
7,925,000	6.95%, 07/21/2027(7)	8,005,138
7,290,000	8.75%, 09/11/2031(1)	7,526,655
		85,002,717
	Oil & Gas Services - 0.0%
325,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	336,511
	Packaging & Containers - 0.4%
	Ardagh Group SA
2,206,484	9.50%, 12/01/2030(1)	2,384,271
EUR 3,695,000	12.00%, 12/01/2030(1)(9)	4,134,626
$ 200,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	200,143
400,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)(8)	386,000
8,730,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(7)	8,413,887
525,000	TriMas Corp. 4.13%, 04/15/2029(1)	511,811
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Packaging & Containers - 0.4% - (continued)
	Trivium Packaging Finance BV
$ 193,000	8.25%, 07/15/2030(1)	$205,945
1,455,000	12.25%, 01/15/2031(1)	1,592,074
		17,828,757
	Pharmaceuticals - 0.6%
1,400,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,436,760
	Bausch Health Cos., Inc.
82,000	6.25%, 02/15/2029(1)	64,874
67,000	11.00%, 09/30/2028(1)	69,652
395,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	410,637
1,035,000	Endo Finance Holdings LP 8.50%, 04/15/2031(1)	1,095,141
	Grifols SA
EUR 4,700,000	3.88%, 10/15/2028(7)(11)	5,509,021
4,505,000	7.50%, 05/01/2030(7)	5,589,284
	Teva Pharmaceutical Finance Netherlands II BV
3,765,000	4.38%, 05/09/2030	4,596,912
4,240,000	7.88%, 09/15/2031	6,039,106
$ 200,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	209,358
		25,020,745
	Pipelines - 0.8%
	AL Candelaria (Spain) SA
8,224,000	5.75%, 06/15/2033(7)	7,350,200
3,910,000	5.75%, 06/15/2033(1)	3,494,563
350,000	Buckeye Partners LP 5.85%, 11/15/2043	326,551
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	3,441,449
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(2)	852,622
1,415,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	1,619,223
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	1,038,670
325,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	330,659
300,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	316,437
1,265,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	1,318,735
	Targa Resources Corp.
795,000	4.90%, 09/15/2030	810,845
270,000	6.50%, 02/15/2053	283,237
	Transcanada Trust
4,681,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	4,660,060

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Pipelines - 0.8% - (continued)
$ 1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	$1,030,442
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	784,329
	Venture Global Plaquemines LNG LLC
8,630,000	6.50%, 06/15/2034(1)	8,937,486
425,000	7.75%, 05/01/2035(1)	473,919
		37,069,427
	Real Estate - 2.6%
EUR 6,560,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	7,858,512
	Canary Wharf Group Investment Holdings PLC
1,010,000	1.75%, 04/07/2026(7)	1,192,733
GBP 4,996,000	3.38%, 04/23/2028(7)	6,481,121
	CPI Property Group SA
EUR 3,530,000	1.50%, 01/27/2031(7)	3,490,472
4,700,000	4.75%, 07/22/2030(7)	5,451,563
8,875,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(7)(10)	10,262,712
GBP 6,780,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(7)(10)	9,134,775
$ 9,195,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(7)	9,081,059
	GLP Pte. Ltd.
12,595,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(7)(10)	9,285,434
6,395,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(7)(10)	4,477,099
6,545,000	9.75%, 05/20/2028(7)	6,705,109
EUR 5,300,000	New Immo Holding SA 3.25%, 07/23/2027(7)	6,277,304
$ 13,195,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	12,891,594
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 6,820,000	0.75%, 11/14/2028(7)	6,891,725
18,155,000	1.13%, 09/26/2029(7)	17,595,328
1,500,000	2.38%, 08/04/2026(7)	1,761,018
		118,837,558
	Real Estate Investment Trusts - 0.7%
$ 8,080,000	Champion MTN Ltd. 2.95%, 06/15/2030(7)	7,128,096
	Hudson Pacific Properties LP
3,090,000	3.25%, 01/15/2030(8)	2,621,565
570,000	3.95%, 11/01/2027	547,923
17,925,000	4.65%, 04/01/2029(8)	16,429,646
2,145,000	5.95%, 02/15/2028	2,108,576
2,742,000	Trust 2401 7.38%, 02/13/2034(1)	2,997,417
		31,833,223
	Retail - 0.3%
425,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	418,421
	Bertrand Franchise Finance SAS
EUR 1,455,000	5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(7)	1,689,215
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Retail - 0.3% - (continued)
EUR 1,805,000	6.50%, 07/18/2030(7)(8)	$2,140,272
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(7)	143,099
$ 375,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	400,731
4,083,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)(8)	3,770,150
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	1,076,920
395,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	396,035
350,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	358,911
250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	249,170
3,537,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,475,571
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	510,560
		14,629,055
	Savings & Loans - 0.1%
GBP 2,750,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(2)(7)(10)	4,026,371
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
$ 446,000	6.20%, 01/25/2037(1)	471,258
2,422,000	6.40%, 01/25/2038(1)	2,592,654
36,000	Intel Corp. 5.60%, 02/21/2054	33,750
1,325,000	NVIDIA Corp. 3.50%, 04/01/2040	1,117,391
		4,215,053
	Software - 0.2%
428,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	415,093
2,200,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	2,221,497
470,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	436,588
1,225,000	Oracle Corp. 5.55%, 02/06/2053	1,018,522
670,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	597,021
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,304,524
	TeamSystem SpA
EUR 2,800,000	5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(7)	3,310,025
1,630,000	5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,926,907
		11,230,177
	Telecommunications - 2.8%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)(8)	15,640,844
4,286,000	10.50%, 10/23/2029(7)(8)	4,286,492
	Altice France SA
EUR 1,583,578	5.50%, 10/15/2031(7)	1,819,279
$ 8,074,235	6.50%, 04/15/2032(1)	7,886,186
838,415	6.88%, 07/15/2032(1)	818,748
EUR 209,603	7.25%, 11/01/2029(1)	251,147
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	488,845
1,020,000	3.85%, 06/01/2060	698,592

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.7% - (continued)
	Telecommunications - 2.8% - (continued)
$ 1,870,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	$1,961,312
9,770,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	10,067,115
1,645,921	EchoStar Corp. 6.75%, 11/30/2030(9)	1,675,116
EUR 7,090,000	Eolo SpA 4.88%, 10/21/2028(7)(8)	7,726,419
	Iliad Holding SAS
100,000	5.38%, 04/15/2030(1)	122,381
325,000	6.88%, 04/15/2031(7)	410,730
$ 1,435,000	8.50%, 04/15/2031(1)	1,536,627
EUR 1,675,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(7)	2,007,596
$ 2,795,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	2,861,336
	Lorca Telecom Bondco SA
EUR 716,383	4.00%, 09/18/2027(7)	849,568
250,957	4.00%, 09/18/2027(1)	297,613
$ 100,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	93,776
	Millicom International Cellular SA
11,524,000	4.50%, 04/27/2031(7)	10,729,902
451,800	6.25%, 03/25/2029(7)	456,000
EUR 400,000	Odido Group Holding BV 5.50%, 01/15/2030(7)	478,116
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	3,185,548
1,200,000	3.75%, 01/15/2029(7)	1,423,709
$ 6,970,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	7,090,414
	Telecom Argentina SA
8,230,000	8.50%, 01/20/2036(1)	8,306,127
2,835,000	9.25%, 05/28/2033(1)	2,992,269
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	153,679
175,000	6.38%, 11/15/2033	183,591
	TELUS Corp.
1,650,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(2)	1,667,053
3,173,000	7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	3,318,440
	Veon Midco BV
8,700,000	3.38%, 11/25/2027(7)	8,324,866
220,000	3.38%, 11/25/2027(1)	210,514
4,860,000	9.00%, 07/15/2029(1)	5,090,338
1,640,742	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(7)	1,612,267
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	271,409
8,095,000	WULF Compute LLC 7.75%, 10/15/2030(1)	8,443,247
		125,437,211
	Water - 0.4%
	Aegea Finance SARL
13,850,000	7.63%, 01/20/2036(1)	13,516,491
3,105,000	7.63%, 01/20/2036(7)	3,030,231
		16,546,722
	Total Corporate Bonds (cost $1,440,548,010)	$1,492,677,021
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7%
	Angola - 0.2%
$ 9,890,000	Angola Government International Bonds 8.00%, 11/26/2029(7)	$9,700,944
	Argentina - 0.4%
15,225,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	11,776,537
4,525,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	4,726,363
		16,502,900
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(7)	9,114,150
	Brazil - 0.1%
	Brazil Notas do Tesouro Nacional
BRL 10,477,000	10.00%, 01/01/2029	1,869,166
18,057,000	10.00%, 01/01/2031	3,066,362
4,194,000	10.00%, 01/01/2033	683,329
1,490,000	10.00%, 01/01/2035	236,534
		5,855,391
	Cameroon - 0.5%
$ 23,385,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(7)	22,655,162
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 360,000,000	5.00%, 03/01/2035	403,496
910,000,000	6.00%, 04/01/2033(7)	1,087,764
700,000,000	6.20%, 10/01/2040(7)	874,390
		2,365,650
	Colombia - 0.5%
	Colombia Government International Bonds
EUR 524,000	5.00%, 09/19/2032	600,541
$ 8,550,000	5.00%, 06/15/2045	6,288,525
200,000	6.13%, 01/21/2031	199,160
EUR 9,600,000	6.50%, 11/26/2038	11,160,303
	Colombia TES
COP 4,043,500,000	6.25%, 07/09/2036	707,290
2,505,100,000	7.75%, 09/18/2030	559,586
16,175,100,000	9.25%, 05/28/2042	3,406,219
3,556,600,000	11.75%, 01/24/2035	925,824
		23,847,448
	Czech Republic - 0.3%
	Czech Republic Government Bonds
CZK 25,950,000	1.50%, 04/24/2040	850,794
76,990,000	2.00%, 10/13/2033	3,209,692
47,870,000	3.50%, 05/30/2035	2,185,932
55,200,000	4.20%, 12/04/2036(7)	2,632,670
41,690,000	4.25%, 10/24/2034	2,020,014
9,630,000	4.50%, 11/11/2032	480,719
		11,379,821
	Dominican Republic - 0.0%
DOP 36,100,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	702,555

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7% - (continued)
	Ecuador - 0.5%
	Ecuador Government International Bonds
$ 10,187,096	6.90%, 07/31/2035(1)(3)	$9,280,444
14,285,000	9.25%, 01/29/2039(1)	14,642,125
		23,922,569
	Gabon - 0.5%
25,660,000	Gabon Government International Bonds 6.63%, 02/06/2031(7)	21,842,584
	Hungary - 0.1%
	Hungary Government Bonds
HUF 757,140,000	3.00%, 10/27/2038	1,604,833
950,980,000	7.00%, 10/24/2035	3,041,792
	Hungary Government International Bonds
EUR 759,000	4.25%, 05/26/2033(7)	904,450
574,000	4.25%, 05/26/2033(7)	683,997
		6,235,072
	India - 0.1%
	India Government Bonds
INR 83,550,000	6.64%, 06/16/2035	898,231
415,350,000	7.30%, 06/19/2053	4,450,985
		5,349,216
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 11,852,000,000	5.88%, 03/15/2031	709,496
4,260,000,000	7.13%, 06/15/2038	265,219
25,487,000,000	7.13%, 08/15/2040	1,599,691
6,981,000,000	7.13%, 06/15/2042	433,791
12,038,000,000	7.13%, 06/15/2043	751,613
21,923,000,000	7.13%, 08/15/2045	1,374,795
		5,134,605
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 702,104,000	14.00%, 05/12/2031(1)	1,295,118
1,730,018,000	14.00%, 02/13/2035(1)	3,165,734
		4,460,852
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,391,000	3.58%, 07/15/2032	355,534
1,458,000	3.89%, 08/15/2029	378,421
19,684,000	3.90%, 11/30/2026	5,035,861
13,419,000	3.90%, 11/16/2027	3,461,270
4,989,000	3.91%, 07/15/2026	1,272,261
1,372,000	4.46%, 03/31/2053	374,453
1,156,000	4.70%, 10/15/2042	323,190
277,000	4.76%, 04/07/2037	77,205
		11,278,195
	Mexico - 0.7%
	Mexico Bonos
MXN 139,741,000	7.75%, 05/29/2031	7,804,818
47,271,500	7.75%, 11/13/2042	2,351,532
8,968,800	8.00%, 11/07/2047	451,776
17,972,600	8.00%, 07/31/2053	897,509
20,974,800	8.00%, 04/29/2055	1,043,242
	Mexico Cetes
25,063,130	0.00%, 09/02/2027(6)	1,277,250
279,999,250	0.00%, 10/28/2027(6)	14,068,503
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7% - (continued)
	Mexico - 0.7% - (continued)
	Mexico Government International Bonds
$ 860,000	3.75%, 04/19/2071	$504,820
620,000	5.38%, 03/22/2033	610,545
566,000	5.38%, 03/22/2033	557,425
700,000	5.63%, 02/09/2034	697,438
		30,264,858
	Peru - 0.0%
	Peru Government Bonds
PEN 1,129,000	5.35%, 08/12/2040	299,758
2,076,000	7.60%, 08/12/2039(7)(8)	677,624
		977,382
	Poland - 0.0%
	Republic of Poland Government Bonds
PLN 2,918,000	5.00%, 10/25/2034	822,861
4,284,000	5.00%, 10/25/2035	1,198,071
		2,020,932
	Romania - 0.9%
	Romania Government Bonds
RON 18,525,000	6.75%, 04/25/2035	4,331,820
7,445,000	7.10%, 07/31/2034	1,785,039
2,505,000	8.25%, 09/29/2032	635,874
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	4,127,379
5,285,000	2.75%, 04/14/2041(7)	4,355,798
7,080,000	2.88%, 04/13/2042(7)	5,794,900
9,005,000	3.75%, 02/07/2034(7)	9,827,125
7,245,000	5.38%, 03/22/2031(1)	9,084,695
		39,942,630
	Serbia - 0.0%
$ 272,000	Serbia International Bonds 6.00%, 06/12/2034(7)	282,182
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 12,341,000	8.75%, 01/31/2044	751,981
10,589,000	8.75%, 02/28/2048	647,416
47,734,000	8.88%, 02/28/2035	3,112,806
38,070,000	9.88%, 03/31/2039	2,570,764
		7,082,967
	Sri Lanka - 0.6%
	Sri Lanka Government International Bonds
$ 10,507,586	3.60%, 05/15/2036(1)(3)(8)	10,378,798
15,242,414	3.60%, 02/15/2038(1)(3)	15,089,906
		25,468,704
	Supranational - 0.1%
	Asian Infrastructure Investment Bank
INR 149,900,000	6.65%, 06/30/2033(7)	1,562,430
63,600,000	7.00%, 01/23/2032(7)	683,793
	European Bank for Reconstruction & Development
71,000,000	6.75%, 03/14/2031	760,096
146,900,000	6.75%, 01/13/2032	1,573,291
132,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	1,349,397
		5,929,007

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7% - (continued)
	Thailand - 0.1%
	Thailand Government Bonds
THB 59,166,000	1.60%, 06/17/2035	$1,816,443
22,204,000	2.98%, 06/17/2045	718,213
9,314,000	3.30%, 06/17/2038	329,944
28,776,000	3.45%, 06/17/2043	998,516
		3,863,116
	Turkey - 0.2%
	Turkiye Government Bonds
TRY 51,931,000	26.20%, 10/05/2033	1,120,552
168,089,000	27.70%, 09/27/2034	3,861,405
78,959,000	30.00%, 09/12/2029	1,790,783
		6,772,740
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 16,973,000	8.00%, 10/29/2035	456,667
47,932,000	9.75%, 07/20/2033	1,399,474
8,702,000	9.75%, 07/20/2033	254,073
		2,110,214
	Total Foreign Government Obligations (cost $286,756,670)	$305,061,846
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 583,476	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$653,893
	Higher Education - 0.1%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	6,176,849
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,140,000	5.00%, 11/15/2050	1,154,057
615,000	6.81%, 11/15/2040	680,110
		1,834,167
	Total Municipal Bonds (cost $8,477,491)	$8,664,909
SENIOR FLOATING RATE INTERESTS - 8.6%(12)
	Advertising - 0.0%
1,265,725	Planet U.S. Buyer LLC 6.82%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,265,409
	Aerospace & Defense - 0.2%
	Air Comm Corp. LLC
46,846	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(13)	46,846
960,982	6.57%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	960,983
1,161,363	Barnes Group, Inc. 6.17%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	1,160,329
1,131,948	Cobham Ultra SeniorCo SARL 8.37%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,130,295
1,044,450	Dynasty Acquisition Co., Inc. 5.67%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,046,225
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Aerospace & Defense - 0.2% - (continued)
	TransDigm, Inc.
$ 3,532,657	6.17%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$3,530,326
2,083,625	6.17%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	2,081,958
		9,956,962
	Airlines - 0.2%
794,000	American Airlines, Inc. 6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	794,794
1,466,438	AS Mileage Plan IP Ltd. 5.42%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	1,474,239
2,419,375	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	2,315,051
2,108,700	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,111,336
		6,695,420
	Apparel - 0.1%
3,601,165	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,596,268
410,000	Beach Acquisition Bidco LLC 6.92%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	410,000
555,000	Crocs, Inc. 5.92%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	557,475
1,432,800	Varsity Brands, Inc. 6.68%, 08/26/2031, 1 mo. USD Term SOFR + 3.00%	1,431,367
		5,995,110
	Auto Parts & Equipment - 0.1%
	Clarios Global LP
1,067,146	6.17%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,065,150
773,062	6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	773,302
	First Brands Group LLC
2,803,991	10.69%, 06/29/2026, 3 mo. USD Term SOFR + 7.00%	12,281
1,483,382	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%	3,961
961,253	10.81%, 03/30/2027, 3 mo. USD Term SOFR + 7.11%	2,567
976,420	13.69%, 06/29/2026, 1 mo. USD Term SOFR + 10.00%(9)	131,817
		1,989,078
	Beverages - 0.0%
1,641,015	Pegasus BidCo BV 6.60%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	1,641,014
	Biotechnology - 0.0%
840,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	842,696
	Chemicals - 0.1%
616,282	Axalta Coating Systems U.S. Holdings, Inc. 5.42%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	615,900

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Chemicals - 0.1% - (continued)
$ 985,031	Ineos U.S. Finance LLC 6.67%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	$686,242
979,613	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	977,576
630,000	Olympus Water U.S. Holding Corp. 6.92%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	619,240
983,188	SCIH Salt Holdings, Inc. 6.52%, 01/31/2029, 3 mo. USD Term SOFR + 2.75%	983,188
993,077	Tronox Finance LLC 6.17%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	802,187
		4,684,333
	Commercial Services - 0.9%
1,147,125	Allied Universal Holdco LLC 6.92%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,148,249
1,596,021	APi Group DE, Inc. 5.42%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,598,846
2,063,953	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	2,068,597
EUR 1,540,000	Belron U.K. Finance PLC 4.74%, 10/16/2031, 3 mo. EURIBOR + 2.75%	1,826,771
2,055,172	Boels Topholding BV 4.72%, 05/23/2031, 1 mo. EURIBOR + 2.75%	2,436,463
1,000,000	Boluda Towage SL 5.45%, 01/31/2030, 1 mo. EURIBOR + 3.50%	1,192,758
$ 2,525,000	BrightView Landscapes LLC 5.67%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	2,515,531
2,264,807	Cimpress PLC 6.17%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,263,402
1,471,312	Citrin Cooperman Advisors LLC 6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,460,645
1,050,540	Corp. Service Co. 5.67%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,041,674
1,339,270	Creative Artists Agency LLC 6.17%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	1,336,297
1,775,954	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,759,314
1,562,500	Evertec Group LLC 5.92%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,561,844
2,574,220	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	2,472,873
1,735,223	Fugue Finance BV 6.57%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	1,720,040
985,050	Garda World Security Corp. 6.42%, 02/01/2029, 3 mo. USD Term SOFR + 2.75%	982,587
349,109	Hertz Corp. 7.42%, 06/30/2028, 1 mo. USD Term SOFR + 3.75%	293,472
EUR 1,915,000	Inspired Finco Holdings Ltd. 5.20%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,273,440
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Commercial Services - 0.9% - (continued)
$ 517,154	OMNIA Partners LLC 6.45%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	$517,222
2,724,367	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	2,680,940
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 5.26%, 07/15/2032, 3 mo. EURIBOR + 3.25%	2,381,415
$ 1,513,630	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,513,206
886,835	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	665,126
774,313	Vestis Corp. 6.07%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	722,689
943,824	Wand NewCo 3, Inc. 6.17%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	942,814
1,521,329	WEX, Inc. 5.42%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,518,590
		40,894,805
	Construction Materials - 0.3%
1,006,427	Chamberlain Group, Inc. 6.42%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	1,004,937
	Cornerstone Building Brands, Inc.
984,496	7.03%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	757,245
888,750	8.18%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	604,723
	Emerald Borrower LP
985,923	6.07%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	984,336
1,545,496	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	1,542,606
411,066	Groundworks LLC 6.67%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	411,194
1,178,807	Hobbs & Associates LLC 6.42%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,179,302
3,862,603	Quikrete Holdings, Inc. 5.92%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,862,602
248,028	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	248,524
1,975,000	Wilsonart LLC 7.92%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,909,825
		12,505,294
	Distribution/Wholesale - 0.2%
1,942,337	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,946,921
1,541,788	Core & Main LP 5.69%, 07/27/2028, 3 mo. USD Term SOFR + 2.00%	1,543,715
852,863	Gloves Buyer, Inc. 7.67%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	846,824
962,978	PEARLS Netherlands Bidco BV 6.92%, 02/26/2029, 3 mo. USD Term SOFR + 3.25%	822,143

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Distribution/Wholesale - 0.2% - (continued)
	Windsor Holdings III LLC
EUR 1,295,000	4.70%, 08/01/2030, 1 mo. EURIBOR + 2.75%	$1,527,905
$ 1,906,484	6.42%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,910,068
		8,597,576
	Diversified Financial Services - 0.4%
3,213,766	Aretec Group, Inc. 6.67%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	3,196,508
1,476,659	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	1,476,349
1,955,000	CFC Bidco 2022 Ltd. 7.16%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	1,857,250
967,075	Corpay Technologies Operating Co. LLC 5.42%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	966,388
1,007,250	CPI Holdco B LLC 5.67%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,001,791
2,828,625	FNZ Group Services Ltd. 8.90%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	2,258,770
2,148,314	Focus Financial Partners LLC 6.17%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	2,133,426
2,779,729	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	2,769,305
2,064,333	Jane Street Group LLC 5.82%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,046,786
810,000	Osaic Holdings, Inc. 6.60%, 07/30/2032, 6 mo. USD Term SOFR + 3.00%	802,815
718,987	Setanta Aircraft Leasing DAC 5.42%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	721,382
		19,230,770
	Electronics - 0.1%
1,276,408	Coherent Corp. 5.42%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,278,539
3,400,340	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	3,401,191
333,327	MV Holding GmbH 5.67%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	332,910
530,000	Resilience Parent LLC 6.18%, 01/21/2033, 1 mo. USD Term SOFR + 2.50%	529,338
		5,541,978
	Engineering & Construction - 0.2%
	Brown Group Holding LLC
1,522,818	6.17%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,523,960
1,979,544	6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	1,978,316
782,100	Construction Partners, Inc. 6.17%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	781,858
2,212,650	KKR Apple Bidco LLC 6.17%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,212,141
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Engineering & Construction - 0.2% - (continued)
$ 2,925,300	Newly Weds Foods, Inc. 5.92%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	$2,923,486
1,522,350	Tecta America Corp. 6.42%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	1,524,527
		10,944,288
	Entertainment - 0.6%
	Banijay Entertainment SAS
EUR 1,305,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,554,291
$ 447,559	6.44%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	448,790
	Caesars Entertainment, Inc.
2,409,227	5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,391,157
786,000	5.92%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	779,712
1,761,811	Cinemark USA, Inc. 5.92%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	1,762,763
1,638,491	Crown Finance U.S., Inc. 8.19%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,594,055
1,025,000	Delta 2 Lux SARL 5.42%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	1,023,719
491,288	DK Crown Holdings, Inc. 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	491,287
EUR 1,310,000	Dorna Sports SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.75%	1,558,802
$ 1,860,650	EOC Borrower LLC 6.42%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	1,859,255
601,975	Herschend Entertainment Co. LLC 6.92%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	603,028
3,073,019	Light & Wonder International, Inc. 5.67%, 04/16/2029, 1 mo. USD Term SOFR + 2.00%	3,061,495
977,060	Maverick Gaming LLC 11.15%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(5)	537,383
433,691	Motion Finco SARL 7.17%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	369,314
867,300	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	809,165
1,270,258	Penn Entertainment, Inc. 6.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,268,899
	RunItOneTime LLC
275,353	4.67%, 04/16/2026, 1 mo. USD Term SOFR + 11.50%(5)(9)	274,071
154,433	16.17%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(5)	148,493
3,687,110	SeaWorld Parks & Entertainment, Inc. 5.67%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,667,126

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Entertainment - 0.6% - (continued)
$ 2,552,816	Six Flags Entertainment Corp. 5.67%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	$2,522,514
1,925,599	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	1,927,929
		28,653,248
	Environmental Control - 0.1%
	Filtration Group Corp.
EUR 450,000	5.45%, 10/21/2028, 1 mo. EURIBOR + 3.50%	535,184
$ 1,439,300	6.42%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	1,440,207
598,500	GFL Environmental, Inc. 6.27%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	598,003
		2,573,394
	Food - 0.2%
1,527,307	CHG PPC Parent LLC 6.79%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,529,216
	Froneri Lux Finco SARL
EUR 2,000,000	4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	2,369,229
$ 1,299,376	5.88%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	1,295,907
745,000	5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	743,368
1,959,548	U.S. Foods, Inc. 5.42%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,973,324
		7,911,044
	Food Service - 0.0%
1,121,463	Aramark Services, Inc. 5.42%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,122,584
720,893	Golden State Food LLC 7.92%, 12/04/2031, 3 mo. USD Term SOFR + 4.00%	721,528
		1,844,112
	Hand/Machine Tools - 0.0%
722,169	Alliance Laundry Systems LLC 5.92%, 08/19/2031, 3 mo. USD Term SOFR + 2.25%	721,750
	Healthcare - Products - 0.1%
1,981,181	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	1,993,564
	Hanger, Inc.
84,792	5.66%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(13)	84,933
655,069	7.17%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	656,163
1,000,000	Hologic, Inc. 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	992,380
661,903	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	663,479
		4,390,519
	Healthcare - Services - 0.2%
987,647	ADMI Corp. 7.16%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	940,734
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Healthcare - Services - 0.2% - (continued)
$ 748,125	Aveanna Healthcare LLC 7.42%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	$746,771
	EyeCare Partners LLC
1,312,281	4.73%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(9)	513,430
145,931	10.48%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	25,294
1,262,593	Heartland Dental LLC 7.42%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	1,261,722
2,668,527	Star Parent, Inc. 7.67%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	2,669,007
1,788,928	Surgery Center Holdings, Inc. 6.17%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,790,216
		7,947,174
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
308,438	3.50%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(13)	305,548
1,806,562	7.17%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,789,635
		2,095,183
	Home Furnishings - 0.1%
602,402	AI Aqua Merger Sub, Inc. 6.77%, 07/31/2028, 3 mo. USD Term SOFR + 3.00%	602,263
1,804,850	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,815,571
		2,417,834
	Insurance - 0.6%
3,209,091	Acrisure LLC 6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,197,057
653,362	Alera Group, Inc. 6.42%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	650,912
4,710,554	Alliant Holdings Intermediate LLC 6.17%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	4,694,349
1,272,150	AmWINS Group, Inc. 5.67%, 01/30/2032, 1 mo. USD Term SOFR + 2.00%	1,269,135
	Asurion LLC
890,331	7.77%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	891,026
443,596	8.02%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	444,080
588,785	9.04%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	587,866
1,857,114	Howden Group Holdings Ltd. 6.42%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,853,251
4,361,619	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	4,358,042
4,871,934	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	4,849,864
309,225	Trucordia Insurance Holdings LLC 6.92%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	307,101

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Insurance - 0.6% - (continued)
$ 1,287,742	Truist Insurance Holdings LLC 6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$1,282,514
3,208,671	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,204,660
		27,589,857
	Internet - 0.2%
492,500	Go Daddy Operating Co. LLC 5.42%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	489,353
	MH Sub I LLC
2,472,883	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,236,203
1,942,499	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	1,585,565
795,000	9.92%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	684,082
1,344,081	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	832,323
197,985	Proofpoint, Inc. 6.67%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	196,377
683,078	Shutterfly, Inc. 8.82%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%(9)	654,614
2,024,738	Speedster Bidco GmbH 6.68%, 12/11/2031, 3 mo. USD Term SOFR + 3.25%	2,014,614
		8,693,131
	Investment Company Security - 0.1%
1,004,292	Dragon Buyer, Inc. 6.42%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	986,094
760,000	Gryphon Acquire Newco LLC 6.88%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	755,964
1,023,025	Intrado Corp. 7.17%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	1,021,112
1,359,731	Nexus Buyer LLC 7.17%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,326,391
		4,089,561
	IT Services - 0.3%
1,650,825	Amentum Government Services Holdings LLC 5.67%, 09/29/2031, 1 mo. USD Term SOFR + 2.00%	1,648,761
3,593,768	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	3,521,893
	Kaseya, Inc.
2,029,663	6.67%, 03/20/2032, 1 mo. USD Term SOFR + 3.00%	1,951,013
335,000	8.67%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	320,763
3,991,024	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,522,079
420,267	NCR Atleos LLC 6.70%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	414,488
2,696,084	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	2,486,302
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	IT Services - 0.3% - (continued)
$ 140,000	Sandisk Corp. 6.67%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	$140,175
1,044,228	Tempo Acquisition LLC 5.42%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	955,322
		14,960,796
	Leisure Time - 0.1%
1,449,057	Hayward Industries, Inc. 6.29%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,454,288
2,225,402	LC AHAB U.S. Bidco LLC 6.67%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	2,228,183
1,575,766	MajorDrive Holdings IV LLC 7.93%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,496,978
491,287	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	492,668
		5,672,117
	Lodging - 0.0%
491,250	Station Casinos LLC 5.67%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	491,201
	Machinery - Construction & Mining - 0.0%
1,749,728	WEC U.S. Holdings Ltd. 5.70%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,746,946
	Machinery-Diversified - 0.1%
	Roper Industrial Products Investment Co. LLC
536,373	6.17%, 11/22/2029, 3 mo. USD Term SOFR + 2.50%	536,373
360,833	6.47%, 11/23/2029, 3 mo. USD Term SOFR + 2.75%	360,483
	TK Elevator Midco GmbH
EUR 1,920,000	5.15%, 04/30/2030, 6 mo. EURIBOR + 3.00%	2,284,929
$ 1,746,894	6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,749,864
		4,931,649
	Media - 0.2%
744,471	Altice France SA 10.55%, 05/31/2031, 3 mo. USD Term SOFR + 6.88%	754,395
859,168	Century De Buyer LLC 6.67%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	851,221
201,926	CSC Holdings LLC 8.25%, 04/15/2027, U.S. (Fed) Prime Rate + 1.50%	179,916
	EW Scripps Co.
309,362	7.14%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	295,828
340,985	9.54%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	343,685
1,677,542	NEP Group, Inc. 8.17%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	1,531,512
1,000,000	Telenet Financing USD LLC 5.79%, 04/28/2028, 1 mo. USD Term SOFR + 2.00%	987,920

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Media - 0.2% - (continued)
$ 2,943,282	Townsquare Media, Inc. 8.88%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	$2,132,996
875,000	Versant Media Group, Inc. 7.16%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	873,469
	Virgin Media Bristol LLC
1,010,000	7.04%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	1,007,667
562,500	7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	551,542
		9,510,151
	Mining - 0.1%
841,409	Arsenal AIC Parent LLC 6.42%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	842,200
1,300,175	Novelis Corp. 5.42%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	1,299,629
		2,141,829
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.82%, 03/16/2029, 3 mo. EURIBOR + 3.75%	2,374,205
$ 1,505,937	LTI Holdings, Inc. 7.42%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	1,507,971
1,529,579	Touchdown Acquirer, Inc. 6.57%, 02/21/2031, 3 mo. USD Term SOFR + 2.75%	1,528,141
		5,410,317
	Packaging & Containers - 0.3%
2,045,356	Altium Packaging LLC 6.17%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	1,946,504
3,971,966	Berlin Packaging LLC 6.91%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	3,963,625
	Clydesdale Acquisition Holdings, Inc.
2,165,106	6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,153,025
1,890,115	6.92%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,879,020
1,000,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	1,000,940
324,250	SupplyOne, Inc. 7.17%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	324,473
2,057,354	TricorBraun Holdings, Inc. 6.92%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,944,632
		13,212,219
	Pharmaceuticals - 0.1%
578,550	Amneal Pharmaceuticals LLC 7.17%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	579,996
2,736,250	Bausch Health Cos., Inc. 9.92%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	2,664,725
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Pharmaceuticals - 0.1% - (continued)
$ 1,160,313	Endo Luxembourg Finance Co. I SARL 7.42%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	$1,160,672
EUR 1,320,000	IVC Acquisition Ltd. 6.04%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,554,882
		5,960,275
	Pipelines - 0.3%
$ 392,488	Brazos Delaware II LLC 6.17%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	392,323
2,718,187	Colossus Acquireco LLC 5.41%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	2,706,853
2,474,918	Northriver Midstream Finance LP 5.91%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,476,081
3,248,931	Oryx Midstream Services Permian Basin LLC 5.92%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,248,021
1,249,869	Rockpoint Gas Storage Partners LP 6.17%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	1,250,844
960,579	UGI Energy Services LLC 6.17%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	959,676
		11,033,798
	REITS - 0.0%
583,100	Iron Mountain, Inc. 5.67%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	576,721
	Retail - 0.7%
3,362,055	1011778 BC Unlimited Liability Co. 5.42%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,350,288
987,500	Dave & Buster's, Inc. 6.91%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	878,055
1,811,312	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,809,501
3,794,176	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,789,434
3,446,389	IRB Holding Corp. 6.17%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	3,444,080
775,188	Johnstone Supply LLC 6.18%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	774,653
939,694	Kodiak Building Partners, Inc. 7.42%, 12/04/2031, 1 mo. USD Term SOFR + 3.75%	922,197
3,839,842	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,688,475
1,367,500	Les Schwab Tire Centers 6.30%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	1,366,652
2,535,512	Michaels Cos., Inc. 8.18%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	2,509,320
	Petco Health & Wellness Co., Inc.
1,361,100	7.18%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,357,534

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Retail - 0.7% - (continued)
$ 1,410,000	7.92%, 02/03/2031, 1 mo. USD Term SOFR + 4.25%	$1,376,513
1,520,732	PetSmart, Inc. 7.67%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,518,451
1,044,556	QXO, Inc. 5.67%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,045,558
1,292,240	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,223,648
1,479,761	Staples, Inc. 9.60%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,410,301
1,952,870	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,946,777
		32,411,437
	Semiconductors - 0.0%
922,028	MKS Instruments, Inc. 5.67%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	923,181
	Software - 0.8%
2,527,694	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	2,492,407
1,855,687	BCPE Pequod Buyer, Inc. 6.42%, 11/25/2031, 3 mo. USD Term SOFR + 2.75%	1,845,629
	Boxer Parent Co., Inc.
1,910,563	6.82%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	1,834,140
1,260,000	9.42%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,185,446
1,583,340	Cast & Crew Payroll LLC 7.42%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	975,337
396,232	CCC Intelligent Solutions, Inc. 5.67%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	392,270
354,113	Clearwater Analytics LLC 5.67%, 04/21/2032, 1 mo. USD Term SOFR + 2.00%	353,227
	Cotiviti Corp.
1,800,064	6.45%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,661,693
1,990,000	6.45%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,836,770
	Dayforce, Inc.
369,394	5.67%, 03/01/2031, 3 mo. USD Term SOFR + 2.00%	368,470
1,260,000	6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	1,222,200
1,000,000	DCert Buyer, Inc. 10.67%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	890,000
1,530,128	EP Purchaser LLC 7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	914,252
1,653,764	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	1,640,336
	Genesys Cloud Services Holdings II LLC
EUR 1,113,750	5.28%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,298,176
$ 891,000	6.17%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	869,839
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(12) - (continued)
	Software - 0.8% - (continued)
$ 1,876,347	Open Text Corp. 5.42%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	$1,844,918
1,999,556	Polaris Newco LLC 7.68%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,838,852
948,175	Quartz Acquireco LLC 5.92%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	914,989
3,917,550	Rocket Software, Inc. 7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	3,733,934
1,809,585	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,807,939
3,548,439	UKG, Inc. 6.17%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	3,455,292
1,523,562	Waystar Technologies, Inc. 5.67%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	1,514,040
1,515,835	Zelis Payments Buyer, Inc. 6.42%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,474,528
		36,364,684
	Telecommunications - 0.2%
891,000	Crown Subsea Communications Holding, Inc. 7.17%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	892,390
1,250,000	Level 3 Financing, Inc. 6.92%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	1,250,313
EUR 2,561,915	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	3,036,066
$ 1,199,963	Venga Finance SARL 7.83%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,202,963
2,604,046	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,594,281
		8,976,013
	Transportation - 0.2%
2,707,458	First Student Bidco, Inc. 6.17%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	2,702,027
1,530,625	Genesee & Wyoming, Inc. 5.42%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,527,824
1,828,418	Third Coast Infrastructure LLC 7.42%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	1,829,570
	Van Pool Transportation LLC
168,072	5.49%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(13)	167,933
1,226,928	6.92%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	1,225,909
		7,453,263
	Total Senior Floating Rate Interests (cost $401,709,469)	$391,488,137

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.7%
	Mortgage-Backed Agencies - 8.7%
	Farm Credit Bank of Texas - 0.1%
$ 1,595,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(2)(10)	$1,659,191
2,207,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(2)(10)	2,305,469
		3,964,660
	Federal Home Loan Mortgage Corp. - 2.7%
1,404	0.00%, 11/15/2036(6)(14)	1,188
3,736,588	1.11%, 01/25/2030(2)(4)	136,610
12,046,010	1.11%, 06/25/2030(2)(4)	496,252
2,077,962	1.64%, 04/25/2030(2)(4)	117,244
801,387	1.70%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(4)	35,184
2,658,480	1.87%, 11/25/2047(2)(4)	160,276
2,355,000	1.89%, 02/25/2047(2)(4)	158,914
4,759,080	1.95%, 10/25/2047(2)(4)	289,864
3,345,000	2.00%, 09/25/2047(2)(4)	28,333
1,150,193	2.02%, 09/25/2046(2)(4)	73,540
2,273,119	2.05%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	132,109
1,890,000	2.10%, 08/25/2047(2)(4)	124,001
3,870,000	2.15%, 05/25/2047(2)(4)	22,271
2,605,748	2.25%, 05/25/2047(2)(4)	172,126
2,277,844	2.50%, 12/25/2050(4)	353,796
10,414	3.00%, 03/15/2033(4)	689
2,667,417	3.00%, 12/25/2052(4)	475,580
1,955,000	3.37%, 06/25/2048(2)(4)	241,924
1,910,627	3.50%, 06/25/2049(4)	336,669
1,835,527	4.00%, 01/25/2052(4)	376,386
66,828	4.50%, 03/15/2041	67,216
2,295,660	4.50%, 05/25/2050(4)	430,059
32,278	4.75%, 07/15/2039	32,851
1,412,671	5.00%, 07/01/2040	1,429,190
2,523	5.50%, 08/15/2033	2,619
9,167,928	5.50%, 09/01/2040	9,376,823
5,602,591	5.50%, 11/01/2054	5,682,947
7,028,300	5.50%, 06/01/2055	7,201,842
29,056,894	5.50%, 12/01/2055	29,473,646
6,453	6.50%, 07/15/2036	6,713
180,000	7.45%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	186,913
4,740,000	7.70%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,908,485
730,000	7.95%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	760,506
3,670,000	10.55%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,885,464
4,895,000	10.80%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	5,129,948
13,320,000	11.41%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	16,097,839
2,770,000	11.45%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,069,822
12,525,000	11.50%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	13,147,367
4,200,000	12.95%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	4,822,155
11,315,000	15.20%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	15,727,234
		125,172,595
	Federal National Mortgage Association - 0.3%
32,657	1.86%, 04/25/2055(2)(4)	1,479
3,684,046	2.00%, 07/25/2041(4)	350,654
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.7% - (continued)
	Mortgage-Backed Agencies - 8.7% - (continued)
	Federal National Mortgage Association - 0.3% - (continued)
$ 2,470,251	2.14%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	$129,430
1,066,752	2.15%, 01/25/2055, 30 day USD SOFR Average + 5.85%(2)(4)	49,743
968,305	2.25%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	49,221
2,688	2.50%, 06/25/2028(4)	55
7,114	3.00%, 01/25/2028(4)	75
1,979,794	3.00%, 10/25/2050(4)	357,771
25,436	3.16%, 12/01/2026	25,288
9,253	3.50%, 05/25/2030(4)	431
29,745	3.89%, 05/01/2030	29,591
7,961	4.00%, 03/25/2042(4)	792
5,458,406	5.00%, 08/01/2040	5,522,023
5,318,563	5.00%, 07/25/2051	5,325,313
31,392	5.50%, 04/25/2035	32,514
8,182	5.50%, 04/25/2037	8,507
82,562	5.50%, 06/25/2042(4)	15,613
469	5.52%, 05/25/2042(2)(4)	46
2,006,517	6.00%, 04/01/2039	2,080,264
		13,978,810
	Government National Mortgage Association - 2.4%
175,000	2.50%, 02/20/2052	151,671
1,000,000	2.50%, 04/20/2052	866,694
51,441,000	2.50%, 02/20/2056(15)	44,548,754
1,910,888	3.50%, 02/20/2043(4)	315,615
2,698,909	3.50%, 08/20/2051(4)	472,493
6,321	4.00%, 05/16/2042(4)	499
295,000	4.50%, 02/20/2056(15)	288,029
17,633	5.00%, 10/16/2041(4)	2,943
11,675,000	5.00%, 03/20/2055(15)	11,651,701
9,545,000	5.00%, 02/20/2056(15)	9,542,730
14,745,000	5.50%, 02/20/2056(15)	14,906,058
18,075,000	5.50%, 03/20/2056(15)	18,248,426
7,350,000	6.00%, 02/20/2056(15)	7,518,109
		108,513,722
	Tennessee Valley Authority Power - 0.0%
860,000	4.88%, 05/15/2035	885,712
	Uniform Mortgage-Backed Security - 3.2%
2,162,000	2.50%, 02/01/2056(15)	1,834,830
17,500,000	3.00%, 02/01/2056(15)	15,508,274
4,150,000	3.50%, 02/01/2056(15)	3,838,053
14,550,000	4.00%, 02/01/2056(15)	13,894,240
37,705,000	4.50%, 03/01/2040(15)	37,704,093
2,303,000	4.50%, 02/01/2056(15)	2,256,057
13,485,000	5.00%, 02/01/2056(15)	13,481,285
18,785,000	5.50%, 02/01/2041(15)	19,195,719
6,450,000	5.50%, 02/01/2056(15)	6,539,723
15,285,000	6.00%, 03/01/2055(15)	15,643,764
7,305,000	6.00%, 02/01/2056(15)	7,480,170
7,350,000	6.50%, 02/01/2056(15)	7,611,270
		144,987,478
	Total U.S. Government Agencies (cost $397,547,795)	$397,502,977
U.S. GOVERNMENT SECURITIES - 15.9%
	U.S. Treasury Securities - 15.9%
	U.S. Treasury Bonds - 7.0%
2,200,000	2.25%, 08/15/2046	$1,444,266
41,290,000	2.50%, 02/15/2045(16)	29,161,062

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 15.9% - (continued)
	U.S. Treasury Securities - 15.9% - (continued)
	U.S. Treasury Bonds - 7.0% - (continued)
$ 66,440,000	3.38%, 11/15/2048(16)	$52,368,215
14,845,000	3.63%, 08/15/2043	12,780,037
9,545,000	3.63%, 05/15/2053	7,683,352
24,640,000	3.88%, 02/15/2043(17)	22,090,338
20,300,000	4.00%, 11/15/2042	18,526,922
17,955,000	4.00%, 11/15/2052	15,500,916
32,290,000	4.13%, 08/15/2044	29,527,691
43,900,000	4.13%, 08/15/2053(18)	38,676,586
18,435,000	4.25%, 08/15/2054	16,582,139
15,485,000	4.50%, 11/15/2054	14,527,470
1,260,000	4.75%, 02/15/2045	1,248,286
40,821,500	4.75%, 05/15/2055	39,909,395
21,440,000	4.88%, 08/15/2045	21,563,950
		321,590,625
	U.S. Treasury Inflation-Indexed Bonds - 2.5%
33,533,370	0.25%, 02/15/2050(19)	19,279,238
528,743	0.63%, 02/15/2043(19)	394,832
55,548,874	0.75%, 02/15/2042(19)	43,351,906
20,849,061	0.75%, 02/15/2045(19)	15,213,374
6,717,518	1.00%, 02/15/2046(19)	5,062,643
34,286,424	1.38%, 02/15/2044(19)	28,745,399
		112,047,392
	U.S. Treasury Inflation-Indexed Notes - 1.2%
46,369,882	1.75%, 01/15/2034(19)	46,466,731
9,484,910	1.88%, 07/15/2035(19)	9,514,279
		55,981,010
	U.S. Treasury Notes - 5.2%
130,110,000	3.38%, 09/15/2028	129,423,873
4,013,100	3.50%, 12/15/2028	4,002,127
34,305,000	3.88%, 08/15/2034(20)	33,593,439
68,985,000	4.25%, 11/15/2034(18)	69,302,978
		236,322,417
	Total U.S. Government Securities (cost $754,734,410)	$725,941,444
COMMON STOCKS - 0.1%
	Capital Goods - 0.0%
1,008	Middleby Corp.*	$148,347
	Financial Services - 0.0%
28,801	Ardagh Holdings SA*	222,486
	Food, Beverage & Tobacco - 0.0%
51,940	Luxco Co. Ltd.*	977,562
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	143,860
	Utilities - 0.1%
17,533	NextEra Energy, Inc.	1,541,151
	Total Common Stocks (cost $3,049,862)	$3,033,406
PREFERRED STOCKS - 1.2%
	Banks - 0.2%
1,083	Bank of America Corp. Series L, 7.25%(21)	$1,349,418
56,500	Bank of America Corp. Series QQ, 4.25%(21)	998,355
172,850	Citigroup, Inc. Series II, 6.25%*(21)	4,336,807
Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Banks - 0.2% - (continued)
131,175	Citizens Financial Group, Inc. Series I, 6.50%(21)	$3,351,521
53,750	JP Morgan Chase & Co. Series MM, 4.20%(8)(21)	998,675
		11,034,776
	Capital Goods - 0.1%
88,601	Boeing Co. (Preference Shares), 6.00%	6,620,267
	Financial Services - 0.5%
182,345	Ares Management Corp. Series B, 6.75%	8,721,561
18,894	Capital One Financial Corp. Series I, 5.00%(21)	372,023
59,875	Capital One Financial Corp. Series N, 4.25%(21)	999,913
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,034,131
93,847	KKR & Co., Inc. Series D, 6.25%	4,592,872
37,975	Morgan Stanley Series O, 4.25%(21)	677,854
88,850	Morgan Stanley Series Q, 6.63%(8)(21)	2,329,647
127,806	Synchrony Financial Series B, 8.25%(21)	3,320,400
		22,048,401
	Insurance - 0.1%
99,087	Brighthouse Financial, Inc. Series C, 5.38%(21)	1,359,474
97,027	Enstar Group Ltd. Series D, 7.00%(21)	2,328,648
		3,688,122
	Telecommunication Services - 0.1%
78,229	T-Mobile USA, Inc. (Preference Shares), 5.50%	1,790,662
47,432	T-Mobile USA, Inc. (Preference Shares), 5.50%	1,087,615
		2,878,277
	Utilities - 0.2%
79,450	DTE Energy Co. Series H, 6.25%	1,970,360
47,605	PG&E Corp. Series A, 6.00%	1,902,296
14,680	Sempra (Preference Shares), 5.75%	330,300
103,325	Southern Co. (Preference Shares), 6.50%	2,664,751
		6,867,707
	Total Preferred Stocks (cost $51,091,846)	$53,137,550
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(5)(22)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $4,592,576,220)	$4,631,155,544

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 0.2%
$ 8,715,665
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value
of $8,718,323; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a
market value of $8,890,004
			$8,715,665
	Securities Lending Collateral - 2.6%
119,672,470	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(23)		119,672,470
	Total Short-Term Investments (cost $128,388,135)		$128,388,135
	Total Investments Excluding Purchased Options (cost $4,720,964,355)	104.3%	$4,759,543,679
	Total Purchased Options (cost $203,199)	0.0%	$256,785
	Total Investments (cost $4,721,167,554)	104.3%	$4,759,800,464
	Other Assets and Liabilities	(4.3)%	(194,597,514)
	Net Assets	100.0%	$4,565,202,950
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$1,888,782,979, representing 41.4% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Investment valued using significant unobservable inputs.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $646,596,651, representing 14.2% of net assets.

(8)	Represents entire or partial securities on loan.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(13)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2026, the aggregate value of the unfunded commitment was
$605,260, which represents to 0.0% of total net assets.

(14)	Security disclosed is principal-only strips.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of January 31, 2026, the market value of securities pledged was $714,028.
(17)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of January 31, 2026, the market value of securities pledged was $243,854.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $44,802,060.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $27,419,219.
(21)	Perpetual security with no stated maturity date.
(22)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$—

(23)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call CNY vs. Put USD	JPM	6.79	USD	07/09/2026	5,106,000	USD	5,106,000	$19,362	$19,709	$(347)
Call CNY vs. Put USD	BOA	6.79	USD	07/13/2026	5,115,000	USD	5,115,000	19,202	19,591	(389)
Call MXN vs. Put USD	MSC	16.97	USD	07/24/2026	1,382,000	USD	1,382,000	11,849	12,538	(689)
Call USD vs. Put EUR	BOA	1.15	EUR	07/03/2026	5,778,000	EUR	5,778,000	33,882	41,475	(7,593)
Call ZAR vs. Put USD	JPM	16.04	USD	04/07/2026	1,704,000	USD	1,704,000	23,452	11,502	11,950
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	3,409,000	USD	3,409,000	149,038	98,384	50,654
Total purchased OTC option contracts								$256,785	$203,199	$53,586
Written option contracts:
Puts
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(3,409,000)	USD	(3,409,000)	$(62,415)	$(34,124)	$(28,291)
Total Written Option Contract OTC option contracts								$(62,415)	$(34,124)	$(28,291)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	3,222	03/16/2026	$244,897,501	$297,688
Euro BUXL 30-Year Bond Future	327	03/06/2026	42,590,510	(445,314)
Euro-BTP Italian Bond Future	569	03/06/2026	81,684,322	136,939
U.S. Treasury 2-Year Note Future	2,535	03/31/2026	528,527,697	(909,875)
U.S. Treasury 5-Year Note Future	5,636	03/31/2026	613,927,722	(2,782,284)
U.S. Treasury 10-Year Note Future	5,511	03/20/2026	616,284,797	(6,226,435)
U.S. Treasury 10-Year Ultra Future	126	03/20/2026	14,383,687	(76,960)
U.S. Treasury Long Bond Future	1,498	03/20/2026	172,457,250	(2,389,103)
U.S. Treasury Ultra Bond Future	115	03/20/2026	13,505,313	(370,284)
Total				$(12,765,628)
Short position contracts:
Euro-BOBL Future	(811)	03/06/2026	$(112,099,349)	$49,525
Euro-BUND Future	(726)	03/06/2026	(110,298,459)	(209,736)
Euro-Schatz Future	(69)	03/06/2026	(8,743,666)	1,986
Long Gilt Future	(827)	03/27/2026	(102,808,197)	1,089,941
Total				$931,716
Total futures contracts				$(11,833,912)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 6.00%	$7,350,000	02/20/2056	$(7,518,109)	$(28,861)
Uniform Mortgage-Backed Security, 2.00%	34,660,000	02/01/2056	(28,110,541)	(149,174)
Uniform Mortgage-Backed Security, 2.50%	12,637,000	02/01/2056	(10,724,677)	(35,943)

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2026 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$20,790,000	03/01/2056	$(17,635,785)	$38,914
Uniform Mortgage-Backed Security, 3.00%	28,825,000	02/01/2056	(25,544,343)	70,457
Uniform Mortgage-Backed Security, 3.50%	4,150,000	03/01/2056	(3,833,676)	534
Uniform Mortgage-Backed Security, 3.50%	4,150,000	02/01/2056	(3,838,053)	(1,897)
Uniform Mortgage-Backed Security, 4.00%	22,110,000	02/01/2056	(21,113,516)	(135,465)
Uniform Mortgage-Backed Security, 4.50%	5,950,000	02/01/2056	(5,828,719)	(31,653)
Uniform Mortgage-Backed Security, 4.50%	12,575,000	03/01/2056	(12,304,435)	8,819
Uniform Mortgage-Backed Security, 5.00%	26,480,000	02/01/2056	(26,472,705)	(45,881)
Uniform Mortgage-Backed Security, 5.00%	46,325,000	03/01/2056	(46,247,093)	10,113
Uniform Mortgage-Backed Security, 5.00%	3,250,000	02/01/2041	(3,286,484)	12,519
Uniform Mortgage-Backed Security, 5.50%	8,985,000	02/01/2056	(9,109,986)	8,385
Uniform Mortgage-Backed Security, 5.50%	2,535,000	03/01/2056	(2,567,193)	1,177
Uniform Mortgage-Backed Security, 6.00%	4,245,000	02/01/2056	(4,346,793)	11,960
Uniform Mortgage-Backed Security, 6.50%	17,195,000	02/01/2056	(17,806,229)	34,543
Total TBA sale commitments (proceeds receivable $246,056,884)			$(246,288,337)	$(231,453)
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (5.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	BCLY	EUR	6,940,000	(1.00%)	12/20/2030	Quarterly	$—	$(37,926)	$(69,963)	$(32,037)
Total OTC credit default swap contracts							$—	$(37,926)	$(69,963)	$(32,037)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	1,835,000	(1.00%)	06/20/2030	Quarterly	$32,578	$—	$9,648	$(22,930)
CDX.NA.HY.S45.V1	USD	234,121,709	(5.00%)	12/20/2030	Quarterly	—	(16,631,872)	(20,969,372)	(4,337,500)
ITRAXX-XOVER S44.V1	EUR	7,155,000	(5.00%)	12/20/2030	Quarterly	—	(882,897)	(962,495)	(79,598)
Total						$32,578	$(17,514,769)	$(21,922,219)	$(4,440,028)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	7,250,000	(1.00%)	12/20/2029	Quarterly	$31,850	$—	$(81,200)	$(113,050)
Total						$31,850	$—	$(81,200)	$(113,050)
Total centrally cleared credit default swap contracts						$64,428	$(17,514,769)	$(22,003,419)	$(4,553,078)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.16% Fixed	MXN	47,932,000	12/21/2027	Monthly	$—	$—	$7,457	$7,457
7.91% Fixed	1 Mo. MXN TIIE	MXN	32,998,000	12/14/2032	Monthly	—	—	(16,066)	(16,066)
1 Mo. MXN TIIE	8.20% Fixed	MXN	43,345,000	12/05/2035	Lunar	—	—	31,809	31,809
1 Mo. MXN TIIE	8.16% Fixed	MXN	12,898,000	12/11/2035	Monthly	—	—	7,481	7,481
12 Mo. USD SOFR	3.71% Fixed	USD	48,612,000	03/18/2026	Annual	—	(187)	2,710	2,897
12 Mo. USD SOFR	3.41% Fixed	USD	7,249,000	12/16/2026	Annual	1,800	—	(2,664)	(4,464)
12 Mo. USD SOFR	3.34% Fixed	USD	13,027,000	03/18/2027	Annual	1,167	—	(8,764)	(9,931)
3.25% Fixed	12 Mo. USD SOFR	USD	13,089,000	03/18/2028	Annual	7,570	—	23,071	15,501
12 Mo. USD SOFR	3.28% Fixed	USD	4,448,000	03/18/2029	Annual	—	(5,695)	(13,163)	(7,468)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	—	—	(114,641)	(114,641)
3.60% Fixed	12 Mo. USD SOFR	USD	12,300,000	11/15/2032	Annual	—	—	40,489	40,489
4.16% Fixed	12 Mo. USD SOFR	USD	78,115,000	03/19/2045	Annual	—	(172,172)	295,551	467,723
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	85,307	—	1,855,396	1,770,089
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(55,220)	907,658	962,878
3.59% Fixed	12 Mo. USD SOFR	USD	10,320,000	09/20/2053	Annual	43,330	—	1,072,810	1,029,480
3.75% Fixed	12 Mo. USD SOFR	USD	18,035,000	12/18/2054	Annual	569,538	—	1,384,053	814,515
3 Mo. COP CPIBR	10.72% Fixed	COP	7,668,124,000	03/18/2036	Quarterly	—	—	(23,776)	(23,776)
3 Mo. COP CPIBR	10.46% Fixed	COP	5,102,934,000	03/18/2036	Quarterly	—	—	(36,844)	(36,844)
3.34% Fixed	3 mo. CZK PRIBOR	CZK	108,475,000	03/18/2027	Annual	1,093	—	(1,412)	(2,505)
3 Mo. HUF BIBOR	6.02% Fixed	HUF	4,530,136,000	03/18/2027	Quarterly	—	—	(3,240)	(3,240)
3 Mo. THB THOR	1.74% Fixed	THB	94,483,000	03/18/2036	Quarterly	—	—	(55,875)	(55,875)
3 Mo. ZAR JIBAR	6.58% Fixed	ZAR	449,546,000	03/18/2027	Quarterly	—	(51)	47,524	47,575
3 Mo. ZAR JIBAR	6.34% Fixed	ZAR	150,847,000	03/18/2028	Quarterly	—	—	4,864	4,864
3 Mo. ZAR JIBAR	6.62% Fixed	ZAR	180,198,000	03/18/2029	Quarterly	356	—	80,555	80,199
6.94% Fixed	3 Mo. ZAR JIBAR	ZAR	200,607,000	03/18/2031	Quarterly	—	(647)	(170,484)	(169,837)
3 Mo. ZAR JIBAR	7.32% Fixed	ZAR	65,052,000	03/18/2033	Quarterly	—	(89)	84,516	84,605
3 Mo. ZAR JIBAR	7.79% Fixed	ZAR	84,890,000	03/18/2036	Quarterly	—	(222)	159,402	159,624
6 Mo. CLP CLICP	4.48% Fixed	CLP	45,516,836,000	03/18/2027	Maturity	—	—	124,684	124,684
4.57% Fixed	6 Mo. CLP CLICP	CLP	9,175,367,000	03/18/2028	Semi-Annual	—	—	(40,189)	(40,189)
6 Mo. CLP CLICP	4.66% Fixed	CLP	11,257,429,000	03/18/2029	Semi-Annual	—	—	57,509	57,509
4.88% Fixed	6 Mo. CLP CLICP	CLP	4,017,210,000	03/18/2031	Semi-Annual	—	—	(32,750)	(32,750)
5.27% Fixed	6 Mo. CLP CLICP	CLP	4,884,903,000	03/18/2036	Semi-Annual	—	—	(41,290)	(41,290)
6 mo. CZK PRIBOR	3.70% Fixed	CZK	108,620,000	03/18/2028	Semi-Annual	—	—	36,946	36,946
6 mo. CZK PRIBOR	3.50% Fixed	CZK	183,250,000	03/18/2028	Semi-Annual	—	—	27,665	27,665
6 mo. CZK PRIBOR	3.46% Fixed	CZK	145,634,000	03/18/2028	Semi-Annual	3,028	—	16,200	13,172
3.82% Fixed	6 mo. CZK PRIBOR	CZK	36,835,000	03/18/2029	Annual	—	—	(19,200)	(19,200)
3.79% Fixed	6 mo. CZK PRIBOR	CZK	77,320,000	03/18/2031	Annual	—	—	(29,359)	(29,359)
4.11% Fixed	6 mo. CZK PRIBOR	CZK	36,943,000	03/18/2031	Annual	—	(875)	(40,703)	(39,828)
6 mo. CZK PRIBOR	4.35% Fixed	CZK	44,133,000	03/18/2036	Semi-Annual	—	(1,082)	76,281	77,363
5.82% Fixed	6 Mo. HUF BIBOR	HUF	4,659,641,000	03/18/2028	Annual	—	—	7,963	7,963
6 Mo. HUF BIBOR	6.29% Fixed	HUF	839,893,000	03/18/2029	Semi-Annual	1,497	—	31,004	29,507
6 Mo. HUF BIBOR	5.86% Fixed	HUF	1,591,198,000	03/18/2029	Semi-Annual	—	—	1,401	1,401
6 Mo. HUF BIBOR	6.22% Fixed	HUF	533,428,000	03/18/2031	Semi-Annual	—	—	16,923	16,923
6 Mo. HUF BIBOR	6.58% Fixed	HUF	210,958,000	03/18/2033	Semi-Annual	799	—	15,877	15,078
6.63% Fixed	6 Mo. HUF BIBOR	HUF	136,393,000	03/18/2036	Annual	—	—	(8,193)	(8,193)
6 Mo. PLN WIBOR	3.75% Fixed	PLN	36,084,000	03/18/2028	Semi-Annual	321	—	36,259	35,938
6 Mo. PLN WIBOR	3.81% Fixed	PLN	6,011,000	03/18/2029	Semi-Annual	30	—	8,557	8,527
3.97% Fixed	6 Mo. PLN WIBOR	PLN	38,763,000	03/18/2031	Annual	616	—	(76,053)	(76,669)
6 Mo. PLN WIBOR	4.14% Fixed	PLN	4,616,000	03/18/2033	Annual	142	—	10,526	10,384
6 Mo. PLN WIBOR	4.38% Fixed	PLN	9,545,000	03/18/2036	Semi-Annual	449	—	25,381	24,932
BZDIOVRA	13.74% Fixed	BRL	110,804,882	01/04/2027	At Maturity	—	(79)	17,288	17,367
BZDIOVRA	13.25% Fixed	BRL	50,582,376	01/03/2028	Maturity	—	(1)	80,464	80,465
BZDIOVRA	13.35% Fixed	BRL	16,868,700	01/03/2028	Maturity	1,245	—	37,675	36,430
BZDIOVRA	13.18% Fixed	BRL	13,631,895	01/02/2029	At Maturity	—	—	31,510	31,510
BZDIOVRA	13.14% Fixed	BRL	9,523,430	01/02/2031	At Maturity	—	—	17,573	17,573
Total centrally cleared interest rate swaps contracts						$718,288	$(236,320)	$5,948,366	$5,466,398

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,987,495,000	ARS	1,327,652	USD	BNP	02/18/2026	$9,568
618,240,000	ARS	370,204	USD	BNP	07/14/2026	(18,515)

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,302,070,000	ARS	733,561	USD	GSC	10/16/2026	$(32,603)
1,260,000	AUD	841,958	USD	CBK	03/18/2026	35,331
485,000	AUD	322,671	USD	DEUT	03/18/2026	15,016
42,070,000	BRL	7,541,454	USD	BOA	03/03/2026	395,691
32,546,000	BRL	5,893,291	USD	GSC	03/03/2026	247,006
715,000	BRL	129,675	USD	MSC	03/03/2026	5,221
1,940,000	BRL	369,897	USD	JPM	03/03/2026	(3,886)
450,000	CAD	328,646	USD	DEUT	03/18/2026	2,488
1,605,000	CAD	1,188,618	USD	BCLY	03/18/2026	(7,571)
950,300,000	CLP	1,036,314	USD	GSC	03/18/2026	50,866
951,300,000	CLP	1,053,465	USD	MSC	03/18/2026	34,859
1,949,602,000	CLP	2,202,442	USD	UBS	03/18/2026	27,979
38,459,000	CNH	5,489,883	USD	BNP	03/18/2026	50,689
5,980,000	CNH	853,861	USD	SGG	03/18/2026	7,644
9,823,000	CNH	1,412,869	USD	JPM	03/18/2026	2,276
4,858,000	CNH	700,746	USD	GSC	03/18/2026	(882)
6,901,000	CNY	993,864	USD	SSG	03/18/2026	(1,714)
7,506,300,000	COP	2,009,696	USD	SSG	03/18/2026	1,358
3,167,300,000	COP	849,370	USD	BNP	03/18/2026	(801)
10,263,500,000	COP	2,763,139	USD	DEUT	03/18/2026	(13,390)
43,480,000	CZK	2,091,046	USD	BOA	03/18/2026	27,578
4,370,000	CZK	212,241	USD	CBK	03/18/2026	694
21,350,000	CZK	1,041,153	USD	DEUT	03/18/2026	(844)
141,850,000	EGP	2,878,742	USD	BOA	03/18/2026	58,172
94,560,000	EGP	1,781,966	USD	BOA	10/05/2026	42,930
8,609,000	EUR	10,107,960	USD	CBK	03/18/2026	120,285
2,814,000	EUR	3,281,192	USD	CBA	03/18/2026	62,087
5,634,000	EUR	6,632,104	USD	WFB	03/18/2026	61,581
3,397,000	EUR	3,996,140	USD	SSG	03/18/2026	39,794
994,000	EUR	1,164,414	USD	UBS	03/18/2026	16,546
1,695,000	EUR	2,000,867	USD	SCB	03/18/2026	12,941
1,004,000	EUR	1,183,345	USD	NWM	03/18/2026	9,495
419,000	EUR	491,841	USD	MSC	03/18/2026	5,968
454,000	EUR	540,311	USD	JPM	03/18/2026	(919)
1,033,000	EUR	1,239,527	USD	BCLY	03/18/2026	(12,233)
1,376,000	EUR	1,620,928	USD	BOA	07/07/2026	21,995
2,000	GBP	2,734	USD	BCLY	02/27/2026	2
887,000	GBP	1,225,799	USD	CBK	03/18/2026	(12,150)
16,000	HKD	2,054	USD	DEUT	03/18/2026	(3)
715,200,000	HUF	2,159,548	USD	GSC	03/18/2026	55,711
320,500,000	HUF	967,219	USD	MSC	03/18/2026	25,497
398,300,000	HUF	1,209,187	USD	DEUT	03/18/2026	24,507
66,700,000	HUF	202,416	USD	BCLY	03/18/2026	4,180
274,800,000	HUF	849,827	USD	UBS	03/18/2026	1,338
15,377,000,000	IDR	919,072	USD	BNP	03/25/2026	(3,629)
33,321,000,000	IDR	1,988,601	USD	GSC	03/25/2026	(4,893)
110,544,000,000	IDR	6,607,074	USD	BOA	03/25/2026	(26,030)
72,270,000	INR	784,137	USD	JPM	03/18/2026	860
3,590,000	INR	39,030	USD	BNP	03/18/2026	(36)
2,900,000	INR	31,943	USD	DEUT	03/18/2026	(443)
92,460,000	INR	1,021,093	USD	GSC	03/18/2026	(16,792)
463,849,000	INR	5,102,213	USD	SSG	03/18/2026	(63,882)
498,540,000	INR	5,484,069	USD	BOA	03/18/2026	(68,923)
3,171,570,000	KRW	2,166,304	USD	SSG	03/18/2026	23,420
504,590,000	KRW	343,998	USD	DEUT	03/18/2026	4,382
730,430,000	KRW	505,329	USD	MSC	03/18/2026	(1,024)
2,154,400,000	KZT	4,015,657	USD	DEUT	03/18/2026	181,931
410,400,000	KZT	747,541	USD	DEUT	05/26/2026	32,882
49,027,000	MXN	2,695,696	USD	MSC	03/18/2026	97,248
8,370,000	MXN	456,031	USD	CBK	03/18/2026	20,786
5,570,000	MXN	321,127	USD	BOA	03/18/2026	(3,819)
6,100,000	MXN	351,506	USD	SCB	03/18/2026	(4,005)
8,180,000	MYR	1,991,431	USD	SCB	03/18/2026	87,086
2,080,000	MYR	509,342	USD	BNP	03/18/2026	19,180
1,180,000	MYR	295,262	USD	DEUT	03/18/2026	4,573

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,203,968,000	NGN	796,275	USD	BOA	03/18/2026	$50,518
1,203,968,000	NGN	773,261	USD	BOA	06/08/2026	44,397
1,430,000	NZD	836,254	USD	UBS	03/18/2026	26,312
535,000	NZD	311,115	USD	DEUT	03/18/2026	11,594
12,030,000	PEN	3,556,983	USD	GSC	03/18/2026	9,712
2,170,000	PEN	647,001	USD	MSC	03/18/2026	(3,632)
3,580,000	PEN	1,067,541	USD	DEUT	03/18/2026	(6,131)
50,560,000	PHP	856,369	USD	JPM	03/18/2026	345
40,540,000	PLN	11,168,787	USD	BOA	03/18/2026	240,232
795,000	PLN	220,529	USD	CBK	03/18/2026	3,205
3,846,000	PLN	1,082,116	USD	MSC	03/18/2026	249
785,000	PLN	223,016	USD	SCB	03/18/2026	(2,097)
16,769,000	RON	3,840,737	USD	GSC	03/18/2026	52,349
1,909,000	RON	438,206	USD	SGG	03/18/2026	4,987
515,000	RON	118,330	USD	CBK	03/18/2026	1,232
47,717,000	RSD	473,600	USD	CBK	03/18/2026	7,836
1,505,000	SGD	1,173,277	USD	DEUT	03/18/2026	13,777
650,000	SGD	506,322	USD	UBS	03/18/2026	6,359
855,000	SGD	668,395	USD	MSC	03/18/2026	5,978
850,000	SGD	665,617	USD	CBK	03/18/2026	4,812
292,540,000	THB	9,234,217	USD	BCLY	03/18/2026	92,784
11,780,000	THB	376,463	USD	SCB	03/18/2026	(884)
41,730,000	THB	1,348,304	USD	DEUT	03/18/2026	(17,833)
154,385,000	TRY	3,365,862	USD	BCLY	03/18/2026	60,283
41,795,000	TRY	926,595	USD	GSC	03/18/2026	928
341,495,000	TRY	6,087,700	USD	BNP	12/16/2026	138,749
58,100,000	ZAR	3,396,034	USD	RBCA	03/18/2026	187,713
27,840,000	ZAR	1,634,524	USD	SSG	03/18/2026	82,714
8,700,000	ZAR	529,736	USD	DEUT	03/18/2026	6,901
33,749,000	ZAR	2,080,093	USD	MSC	03/18/2026	1,627
335,018	USD	500,000	AUD	DEUT	03/18/2026	(13,112)
1,527,341	USD	2,245,000	AUD	CBK	03/18/2026	(35,765)
871,850	USD	4,905,000	BRL	BNP	03/03/2026	(53,553)
1,502,064	USD	8,425,000	BRL	GSC	03/03/2026	(87,439)
6,006,731	USD	33,370,000	BRL	BOA	03/03/2026	(289,026)
337,013	USD	460,000	CAD	SCB	03/18/2026	(1,480)
1,030,628	USD	1,415,000	CAD	DEUT	03/18/2026	(10,607)
1,165,112	USD	1,605,000	CAD	TDB	03/18/2026	(15,935)
3,314,084	USD	3,058,900,000	CLP	SSG	03/18/2026	(185,417)
571,774	USD	3,970,000	CNH	CBK	03/18/2026	(161)
953,401	USD	6,588,000	CNH	JPM	07/13/2026	(1,659)
1,016,797	USD	7,022,000	CNH	BOA	07/15/2026	(1,288)
799,451	USD	3,044,600,000	COP	GSC	03/18/2026	(16,244)
602,481	USD	2,331,300,000	COP	JPM	03/18/2026	(22,110)
1,262,289	USD	4,863,600,000	COP	BNP	03/18/2026	(40,744)
2,324,410	USD	9,065,200,000	COP	BOA	03/18/2026	(104,296)
550,025	USD	11,350,000	CZK	BOA	03/18/2026	(3,020)
493,693	USD	10,260,000	CZK	CBK	03/18/2026	(6,240)
797,865	USD	16,590,000	CZK	DEUT	03/18/2026	(10,507)
2,098,303	USD	43,316,000	CZK	SSG	03/18/2026	(12,330)
1,065,688	USD	22,146,000	CZK	MSC	03/18/2026	(13,408)
2,075,128	USD	43,330,000	CZK	GSC	03/18/2026	(36,188)
139,612,668	USD	117,493,492	EUR	DEUT	02/27/2026	169,753
161,056,000	USD	135,571,568	EUR	JPM	02/27/2026	157,773
1,489,886	USD	1,250,979	EUR	BNP	02/27/2026	5,206
1,012,358	USD	853,000	EUR	SCB	02/27/2026	6
2,353,637	USD	1,970,000	EUR	BCLY	03/18/2026	13,104
2,292,212	USD	1,928,000	EUR	UBS	03/18/2026	1,579
538,904	USD	458,000	EUR	CAG	03/18/2026	(5,240)
1,015,737	USD	867,000	EUR	MSC	03/18/2026	(14,335)
1,224,066	USD	1,046,000	EUR	JPM	03/18/2026	(18,675)
2,049,252	USD	1,743,000	EUR	RBCA	03/18/2026	(21,584)
5,974,880	USD	5,058,000	EUR	CBK	03/18/2026	(34,465)
4,723,494	USD	4,024,000	EUR	SCB	03/18/2026	(57,371)
3,489,708	USD	2,988,000	EUR	CBA	03/18/2026	(60,298)

215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
18,043,865	USD	15,375,000	EUR	SSG	03/18/2026	$(222,982)
170,151,112	USD	144,725,393	EUR	DEUT	03/18/2026	(1,795,328)
35,678	USD	26,000	GBP	BNP	02/27/2026	102
307,960	USD	225,000	GBP	TDB	02/27/2026	90
23,000,853	USD	16,823,000	GBP	BCLY	02/27/2026	(18,267)
3,183,971	USD	2,330,000	GBP	SSG	03/18/2026	(4,081)
2,680,705	USD	1,969,000	GBP	CBK	03/18/2026	(13,405)
7,456,960	USD	5,554,000	GBP	JPM	03/18/2026	(142,370)
5,798,107	USD	4,342,000	GBP	UBS	03/18/2026	(142,888)
1,329,812	USD	10,360,000	HKD	MSC	02/27/2026	2,415
1,211,048	USD	385,610,000	HUF	UBS	03/18/2026	16,660
503,439	USD	166,900,000	HUF	MSC	03/18/2026	(13,517)
592,033	USD	195,700,000	HUF	BOA	03/18/2026	(14,128)
1,861,046	USD	607,872,000	HUF	CBK	03/18/2026	(21,775)
897,298	USD	298,000,000	HUF	RBCA	03/18/2026	(25,726)
805,087	USD	13,513,212,000	IDR	MSC	03/25/2026	601
915,626	USD	15,436,000,000	IDR	JPM	03/25/2026	(3,329)
4,468,268	USD	407,130,000	INR	DEUT	03/18/2026	46,017
907,634	USD	82,670,000	INR	JPM	03/18/2026	9,671
1,408,113	USD	128,784,000	INR	SSG	03/18/2026	9,260
980,867	USD	89,460,000	INR	BOA	03/18/2026	9,152
1,713,071	USD	2,463,390,000	KRW	JPM	03/18/2026	12,291
497,411	USD	734,060,000	KRW	SCB	03/18/2026	(9,400)
822,069	USD	1,209,140,000	KRW	DEUT	03/18/2026	(12,749)
4,207,812	USD	2,154,400,000	KZT	GSC	03/18/2026	10,225
657,116	USD	344,000,000	KZT	GSC	05/26/2026	2,960
408,594	USD	7,184,000	MXN	CBK	03/18/2026	(660)
77,850	USD	1,410,000	MXN	GSC	03/18/2026	(2,474)
1,454,170	USD	26,289,000	MXN	UBS	03/18/2026	(43,448)
12,519,127	USD	229,466,000	MXN	MSC	03/18/2026	(552,968)
372,029	USD	6,581,000	MXN	MSC	07/28/2026	1,909
355,784	USD	1,431,000	MYR	DEUT	03/18/2026	(7,829)
689,318	USD	1,135,000	NZD	CBK	03/18/2026	4,694
331,357	USD	570,000	NZD	BCLY	03/18/2026	(12,462)
1,663,800	USD	2,865,000	NZD	UBS	03/18/2026	(64,347)
847,469	USD	50,560,000	PHP	JPM	03/18/2026	(9,245)
1,138,691	USD	4,130,000	PLN	GSC	03/18/2026	(23,599)
5,339,932	USD	23,465,000	RON	BOA	03/18/2026	(107,695)
521,167	USD	665,000	SGD	CBK	03/18/2026	(3,345)
4,177,902	USD	5,375,000	SGD	BNP	03/18/2026	(61,576)
1,184,314	USD	37,300,000	THB	UBS	03/18/2026	(4,915)
1,165,345	USD	52,516,000	TRY	GSC	03/18/2026	(102)
7,460,588	USD	341,495,000	TRY	BNP	03/18/2026	(117,942)
578,476	USD	22,925,000	UYU	GSC	03/18/2026	(14,668)
262,009	USD	4,179,000	ZAR	MSC	03/18/2026	4,239
402,755	USD	6,530,000	ZAR	CBK	03/18/2026	(32)
7,644	USD	126,000	ZAR	SSG	03/18/2026	(128)
665,649	USD	10,990,000	ZAR	GSC	03/18/2026	(12,240)
601,032	USD	9,980,000	ZAR	BNP	03/18/2026	(14,558)
421,285	USD	6,967,000	ZAR	JPM	04/09/2026	(7,741)
1,090,822	USD	18,208,000	ZAR	JPM	07/09/2026	(23,259)
Total foreign currency contracts						$(1,544,298)

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Cross Currency Contracts Outstanding at January 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	130,038	SCB	02/27/2026	GBP	129,990	$49
EUR	128,638	SGG	02/27/2026	GBP	128,621	17
EUR	128,596	BMO	02/27/2026	GBP	128,621	(25)
EUR	19,182,709	BOA	02/27/2026	GBP	(19,213,843)	(31,135)
Total foreign cross currency contracts						$(31,094)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$961,097,864	$—	$952,097,864	$9,000,000
Convertible Bonds	292,550,390	—	292,550,390	—
Corporate Bonds	1,492,677,021	—	1,492,677,021	—
Foreign Government Obligations	305,061,846	—	305,061,846	—
Municipal Bonds	8,664,909	—	8,664,909	—
Senior Floating Rate Interests	391,488,137	—	390,528,190	959,947
U.S. Government Agencies	397,502,977	—	397,502,977	—
U.S. Government Securities	725,941,444	—	725,941,444	—
Common Stocks	3,033,406	1,833,358	1,200,048	—
Preferred Stocks	53,137,550	53,137,550	—	—
Warrants	—	—	—	—
Short-Term Investments	128,388,135	119,672,470	8,715,665	—
Purchased Options	256,785	—	256,785	—
Foreign Currency Contracts(2)	3,483,007	—	3,483,007	—
Futures Contracts(2)	1,576,079	1,576,079	—	—
Swaps - Interest Rate(2)	6,198,523	—	6,198,523	—
Total	$4,771,058,073	$176,219,457	$4,584,878,669	$9,959,947
Liabilities
Foreign Currency Contracts(2)	$(5,058,399)	$—	$(5,058,399)	$—
Futures Contracts(2)	(13,409,991)	(13,409,991)	—	—
Swaps - Credit Default(2)	(4,585,115)	—	(4,585,115)	—
Swaps - Interest Rate(2)	(732,125)	—	(732,125)	—
TBA Sale Commitments	(246,288,337)	—	(246,288,337)	—
Written Options	(62,415)	—	(62,415)	—
Total	$(270,136,382)	$(13,409,991)	$(256,726,391)	$—

(1)
For the period ended January 31, 2026, investments valued at $537,383 were transferred into Level 3 due the unavailability of active market pricing, and investments valued at
$11,732,518 were transferred out of Level 3 due to the availability of significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

217

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6%
	Alabama - 0.8%
$ 565,000	Black Belt Energy Gas Dist, AL, Rev 5.00%, 10/01/2035	$607,247
	Arizona - 1.7%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	690,054
100,000	5.00%, 09/01/2042	103,130
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	219,439
240,000	Tempe Industrial Dev Auth, AZ, Rev 4.00%, 12/01/2026	241,011
		1,253,634
	California - 4.0%
900,000	California Community Choice Financing Auth, CA, Rev 5.50%, 05/01/2054(1)	950,763
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	197,935
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	511,915
665,000	5.00%, 12/31/2031	689,685
290,000	5.63%, 11/01/2054(2)	294,787
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	151,481
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,663
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	96,056
		2,994,285
	Colorado - 1.6%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	197,434
125,000	5.00%, 05/15/2036	139,861
70,000	5.00%, 05/15/2037	77,765
150,000	Denver City & County Housing Auth, CO, Rev 5.00%, 12/01/2045	151,330
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	127,770
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	500,245
25,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	25,525
		1,219,930
	Connecticut - 0.2%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	101,157
60,000	Connecticut State Health & Educational Facs Auth, CT, Rev 5.00%, 07/01/2042	60,910
		162,067
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	150,323
	Florida - 3.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,878
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	67,879
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	201,227
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	442,036
105,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	107,220
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Florida - 3.3% - (continued)
$ 750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	$613,951
750,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2037	875,894
		2,447,085
	Georgia - 1.7%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	58,844
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	178,469
315,000	5.50%, 09/15/2028	334,053
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	101,074
235,000	5.00%, 01/01/2033	258,295
350,000	5.00%, 07/01/2052	351,955
		1,282,690
	Illinois - 10.8%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	282,557
100,000	5.75%, 04/01/2035	102,671
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	152,804
500,000	5.00%, 12/01/2041	498,242
200,000	5.00%, 12/01/2046	190,687
500,000	5.25%, 12/01/2036	521,155
140,000	5.25%, 12/01/2039	138,338
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2046	250,525
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	844,272
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	204,710
	Illinois Finance Auth, IL, Rev
115,000	5.00%, 08/15/2033	125,953
150,000	5.00%, 10/01/2041	150,776
	Illinois Housing Dev Auth, IL, Rev,
205,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	220,450
300,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	336,479
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	81,664
200,000	5.00%, 12/15/2045	201,981
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AG) 5.00%, 01/01/2043	1,059,666
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,060,480
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AG) 5.00%, 01/01/2033	334,803
300,000	(AG) 5.00%, 01/01/2034	344,037
	State of Illinois, IL, GO
50,000	5.00%, 02/01/2027	51,214
150,000	5.00%, 11/01/2028	156,020
330,000	5.00%, 10/01/2031	362,478
315,000	5.00%, 12/01/2034	325,385
		7,997,347
	Indiana - 2.6%
77,220	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	74,667
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,076,326
75,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	74,788

218

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Indiana - 2.6% - (continued)
$ 325,000	Indiana Secondary Market for Education Loans, Inc., IN, Rev 5.00%, 06/01/2034	$351,319
295,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	329,758
		1,906,858
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	195,392
245,000	5.00%, 12/01/2033	266,961
		462,353
	Kansas - 1.5%
1,000,000	Johnson & Miami Counties Unified School Dist No. 230 Spring Hills, KS, GO, (AG) 6.00%, 09/01/2045	1,137,508
	Louisiana - 3.5%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	308,533
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,081
100,000	6.00%, 11/15/2030	100,101
	Louisiana Public Facs Auth, LA, Rev
1,000,000	5.25%, 05/15/2050	1,041,420
1,000,000	(AG) 5.25%, 07/01/2050	1,049,318
		2,599,453
	Maryland - 1.9%
500,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.25%, 07/01/2045	520,158
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	860,389
		1,380,547
	Massachusetts - 4.7%
	Massachusetts Dev Finance Agency, MA, Rev
305,000	5.00%, 01/01/2027	309,765
355,000	5.00%, 06/01/2034	407,443
105,000	5.00%, 07/01/2034	105,532
15,000	5.00%, 06/01/2035	17,308
1,000,000	5.00%, 07/01/2035	1,004,500
150,000	5.00%, 07/01/2037	152,288
150,000	5.00%, 07/01/2044	147,311
100,000	5.00%, 10/01/2047(2)	98,943
500,000	5.00%, 07/01/2050	510,594
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	231,161
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	523,705
		3,508,550
	Michigan - 3.9%
1,000,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2047	1,044,064
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	263,937
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	173,756
100,000	5.00%, 05/15/2038	100,336
850,000	5.50%, 02/28/2057	880,856
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	403,308
		2,866,257
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Minnesota - 1.5%
$ 73,446	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	$64,601
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,029,492
		1,094,093
	Mississippi - 0.6%
400,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2037	416,442
	Montana - 0.3%
45,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	45,335
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	153,055
		198,390
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	159,259
250,000	Clark County School Dist, NV, GO, (AG) 4.00%, 06/15/2036	258,076
		417,335
	New Hampshire - 1.5%
	New Hampshire Business Finance Auth, NH, Rev
750,000	5.25%, 06/01/2043	797,630
295,000	(BAM) 5.25%, 06/01/2051	306,720
		1,104,350
	New Jersey - 0.2%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	183,341
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	207,564
120,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	121,223
		328,787
	New York - 7.4%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	311,243
429,377	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(1)	432,446
300,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	304,649
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	219,237
500,000	5.00%, 11/15/2045	514,262
400,000	5.00%, 11/15/2048	405,880
500,000	New York City Health and Hospitals Corp., NY, Rev 5.00%, 02/15/2042	556,008
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,197,422
305,000	5.50%, 06/15/2039	365,848
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	882,464
50,000	New York Transportation Dev Corp., NY, Rev, (AG) 5.25%, 06/30/2039	54,602
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	244,591
		5,488,652
	North Carolina - 2.0%
95,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	105,954
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	439,114

219

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	North Carolina - 2.0% - (continued)
$ 120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	$136,326
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	179,140
185,000	4.00%, 09/01/2034	188,699
250,000	5.00%, 01/01/2031	253,551
30,000	5.00%, 01/01/2039	29,403
120,000	5.00%, 01/01/2044	120,679
		1,452,866
	Ohio - 1.8%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	200,119
250,000	5.00%, 02/15/2040	274,195
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	157,651
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	64,824
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	421,924
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	180,052
		1,298,765
	Oregon - 0.7%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	126,842
160,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2035(4)	183,261
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	25,019
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	20,898
25,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	25,110
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	132,259
		513,389
	Pennsylvania - 6.5%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	317,869
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	809,918
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	121,695
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2036	287,228
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	402,631
100,000	5.13%, 07/01/2037	100,445
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	176,983
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	606,934
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	197,713
	Pennsylvania Housing Finance Agency, PA, Rev
15,000	4.75%, 04/01/2033	15,025
480,000	5.50%, 10/01/2053	510,152
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	138,880
1,000,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.25%, 09/01/2036	1,144,854
		4,830,327
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Puerto Rico - 0.8%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
$ 400,000	4.33%, 07/01/2040	$397,577
175,000	5.00%, 07/01/2058	171,282
		568,859
	Rhode Island - 4.6%
	Rhode Island Health & Educational Building Corp., RI, Rev
95,000	5.00%, 05/15/2031(5)	104,364
500,000	(AG) 5.00%, 07/01/2050	502,567
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,095,723
20,000	(AG) 5.63%, 07/01/2065	20,493
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	113,908
460,000	5.00%, 12/01/2028	484,925
1,000,000	5.00%, 12/01/2031	1,081,235
		3,403,215
	South Carolina - 4.1%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	646,893
615,000	5.00%, 11/01/2035	706,039
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	205,515
200,000	4.00%, 12/01/2038	203,263
	South Carolina State Housing Finance & Dev Auth, SC, Rev
715,000	5.75%, 01/01/2054	782,794
460,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	527,497
		3,072,001
	South Dakota - 1.8%
	South Dakota Housing Dev Auth, SD, Rev
105,000	4.00%, 11/01/2049	106,242
120,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	128,039
1,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	1,120,105
		1,354,386
	Tennessee - 0.7%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	109,789
235,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 05/01/2035	263,745
110,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	111,175
		484,709
	Texas - 8.0%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	150,982
250,000	(PSF-GTD) 5.00%, 02/15/2027	256,509
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	326,414
600,000	4.00%, 01/01/2040	605,025
1,000,000	5.00%, 01/01/2046	1,029,861
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	576,269
500,000	Dallas Fort Worth International Airport, TX, Rev 5.25%, 11/01/2043	541,706
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	152,054
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	260,857

220

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Texas - 8.0% - (continued)
$ 500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	$534,064
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	99,905
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	139,704
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	1,016,981
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	172,711
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	34,626
		5,897,668
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	177,955
	Vermont - 1.2%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	925,576
	Virginia - 2.3%
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	378,803
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	656,250
500,000	4.00%, 01/01/2039	504,904
170,000	5.00%, 12/31/2047	170,130
		1,710,087
	Washington - 2.4%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2034	110,450
115,000	5.00%, 07/01/2034	127,290
60,000	5.00%, 01/01/2035	66,401
100,000	5.00%, 07/01/2035	110,621
145,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	153,560
475,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2042	475,327
710,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.25%, 07/01/2064(2)	700,903
		1,744,552
	Wisconsin - 4.9%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	428,353
500,000	(AG) 4.00%, 07/01/2059	420,075
200,000	5.00%, 10/01/2043(2)	200,188
95,000	5.00%, 10/01/2044	96,541
150,000	(AG) 5.00%, 07/01/2048	150,325
750,000	5.00%, 06/01/2055	752,641
285,000	5.25%, 06/15/2035	311,406
100,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(3)	89,943
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	330,566
255,000	4.00%, 08/15/2046	214,894
195,000	5.00%, 11/01/2035	217,365
100,000	5.75%, 08/15/2059	102,739
325,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	353,605
		3,668,641
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Wyoming - 0.1%
$ 70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		$76,650
	Total Municipal Bonds (cost $73,413,189)		$72,387,170
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
553,833	3.15%, 10/15/2036		$505,964
	Total U.S. Government Agencies (cost $562,386)		$505,964
	Total Long-Term Investments (cost $73,975,575)		$72,893,134
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
113,035
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$113,069; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $115,436
			$113,035
	Total Short-Term Investments (cost $113,035)		$113,035
	Total Investments (cost $74,088,610)	98.5%	$73,006,169
	Other Assets and Liabilities	1.5%	1,146,083
	Net Assets	100.0%	$74,152,252
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$1,416,516, representing 1.9% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

221

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $104,148 at January 31, 2026.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$72,387,170	$—	$72,387,170	$—
U.S. Government Agencies	505,964	—	505,964	—
Short-Term Investments	113,035	—	113,035	—
Total	$73,006,169	$—	$73,006,169	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

222

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4%
	Asset-Backed - Automobile - 0.6%
$ 1,185,000	Avis Budget Rental Car Funding AESOP LLC 5.58%, 12/20/2030(1)	$1,218,213
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,238,679
5,780,000	6.11%, 08/15/2034(1)	5,934,176
2,365,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	2,380,418
3,220,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	3,242,837
2,885,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	2,934,553
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,931,267
1,905,991	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	1,919,442
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,704,180
		26,503,765
	Asset-Backed - Home Equity - 0.0%
1,105,000	COOPR Residential Mortgage Trust 4.87%, 01/01/2061(1)(2)	1,106,443
915,000	FIGRE Trust 4.98%, 01/25/2056(1)(3)	915,207
		2,021,650
	Asset-Backed - Manufactured Housing - 0.0%
1,162,060	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,040,141
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,240,181	1.11%, 02/18/2070(1)	2,017,805
2,781,751	5.51%, 10/15/2071(1)	2,852,336
		4,870,141
	Commercial Mortgage-Backed Securities - 4.7%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,118,550
	280 Park Avenue Mortgage Trust
930,000	5.05%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(3)	927,094
3,362,000	6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(3)	3,332,600
2,835,000	ACREC LLC 5.40%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(3)	2,838,543
2,850,000	ALA Trust 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(3)	2,873,156
3,095,000	AREIT Trust 5.43%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(3)	3,098,870
1,551,310	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,496,078
	BBCMS Mortgage Trust
6,535,000	0.97%, 04/15/2053(3)(4)	245,804
15,910,453	1.11%, 09/15/2057(3)(4)	1,163,791
16,491,307	1.13%, 02/15/2062(3)(4)	1,341,294
17,503,883	1.44%, 02/15/2050(3)(4)	141,321
14,004,575	1.62%, 02/15/2057(3)(4)	1,280,417
1,640,000	3.66%, 04/15/2055(3)	1,524,169
3,856,347	3.67%, 02/15/2050	3,819,815
1,565,000	5.78%, 02/15/2031	1,617,033
	Benchmark Mortgage Trust
9,975,237	0.46%, 07/15/2051(3)(4)	107,527
39,601,346	0.56%, 04/10/2051(3)(4)	384,327
32,756,873	0.57%, 07/15/2056(3)(4)	1,128,648
29,678,172	0.61%, 01/15/2052(3)(4)	405,184
7,296,869	1.02%, 08/15/2052(3)(4)	177,369
9,874,041	1.17%, 12/15/2056(3)(4)	519,101
18,839,856	1.22%, 03/15/2062(3)(4)	599,187
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 13,966,994	1.49%, 01/15/2054(3)(4)	$820,351
5,639,060	1.74%, 07/15/2053(3)(4)	279,573
4,500,000	2.93%, 12/15/2072	4,226,125
2,204,175	3.04%, 08/15/2052	2,171,947
2,990,000	4.02%, 03/15/2052	2,946,684
1,775,000	5.44%, 02/15/2059	1,829,073
1,805,000	5.69%, 02/15/2059	1,859,935
20,921,636	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	1,282,783
5,225,000	BOCA Commercial Mortgage Trust 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(3)	5,249,492
4,745,000	BPR Mortgage Trust 5.67%, 06/05/2042(1)	4,905,674
	BPR Trust
3,270,000	5.85%, 11/05/2041(1)(3)	3,359,898
7,425,000	7.62%, 10/05/2038(1)(3)	7,670,137
2,170,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(3)	2,184,765
	BX Trust
3,125,000	5.18%, 12/13/2042(1)(3)	3,163,149
3,645,000	5.53%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(3)	3,658,669
601,000	6.72%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(3)	600,812
2,600,000	BXMT Ltd. 5.15%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(3)	2,600,231
2,396,982	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(3)(4)	60,400
2,770,194	CD Mortgage Trust 2.46%, 08/10/2049	2,761,145
1,600,000	CENT 4.92%, 07/10/2040(1)(3)	1,626,131
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,249,397
1,320,000	3.90%, 01/10/2039(1)(3)	1,248,258
2,711,000	6.51%, 12/10/2041(1)(3)	2,771,266
2,731,196	CSAIL Commercial Mortgage Trust 1.77%, 01/15/2049(3)(4)	144
	DBJPM Mortgage Trust
4,488,168	1.59%, 09/15/2053(3)(4)	185,983
3,600,000	2.89%, 08/10/2049	3,576,761
	DC Trust
1,410,000	5.73%, 04/13/2040(1)(3)	1,428,599
705,000	7.04%, 04/13/2040(1)(3)	705,684
	Extended Stay America Trust
5,630,000	5.07%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(3)	5,651,112
1,010,000	5.28%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(3)	1,013,788
2,285,000	6.57%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(3)	2,303,566
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	434,148
230,000	3.84%, 10/25/2049(1)(3)	227,456
760,000	FS Trust 5.77%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(3)	761,899
4,285,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	4,353,783
1,896,587	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,686,070
	GS Mortgage Securities Trust
2,710,292	3.04%, 07/10/2052	2,677,292
164,864	3.68%, 08/10/2044(1)(3)(4)	116
359,462	3.68%, 07/10/2046(3)(4)	4
1,186,932	5.05%, 04/10/2047(1)(3)	961,415
1,570,721	HIH Trust 6.02%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(3)	1,574,647

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
	HTL Commercial Mortgage Trust
$ 1,990,000	6.56%, 05/10/2039(1)(3)	$2,019,241
1,095,000	7.09%, 05/10/2039(1)(3)	1,113,119
	INT Commercial Mortgage Trust
2,290,000	5.04%, 11/05/2037(1)(3)	2,314,227
440,000	5.34%, 11/05/2037(1)(3)	438,425
	JP Morgan Chase Commercial Mortgage Securities Trust
1,770,000	2.81%, 01/16/2037(1)	1,593,000
730,000	3.61%, 12/15/2047(1)(3)	595,863
645,000	5.80%, 10/05/2039(1)(3)	652,576
571,022	JPMBB Commercial Mortgage Securities Trust 0.33%, 09/15/2047(3)(4)	9
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,671,846
6,145,000	MAD Commercial Mortgage Trust 5.26%, 10/15/2042(1)(3)	6,181,630
4,415,000	MF1 Ltd. 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(3)	4,403,464
	Morgan Stanley Capital I Trust
2,050,242	1.30%, 06/15/2050(3)(4)	24,063
5,280,000	3.91%, 09/09/2032(1)	4,956,865
885,000	4.94%, 07/15/2049(1)(3)	850,584
42,585	5.21%, 10/12/2052(1)(3)	12,703
4,501,697	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	248,113
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,171,706
1,800,000	4.77%, 06/17/2038(1)(3)	1,755,848
735,000	NRTH Commercial Mortgage Trust 5.32%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(3)	737,756
	NYC Commercial Mortgage Trust
1,335,000	4.95%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(3)	1,336,668
570,000	5.20%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(3)	569,998
7,720,000	5.37%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(3)	7,739,300
6,755,000	RFR Trust 5.67%, 03/11/2041(1)(3)	6,907,514
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,533,704
11,910,000	SHR Trust 6.13%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(3)	11,932,331
1,340,000	TEXAS Commercial Mortgage Trust 5.27%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(3)	1,340,837
3,438,791	UBS Commercial Mortgage Trust 1.03%, 08/15/2050(3)(4)	39,792
	Wells Fargo Commercial Mortgage Trust
28,513,443	1.00%, 08/15/2057(3)(4)	1,975,212
255,000	3.86%, 05/15/2048(3)	237,408
	Wells Fargo NA
20,128,714	0.58%, 11/15/2062(3)(4)	388,748
10,279,530	0.63%, 11/15/2062(3)(4)	223,947
17,766,879	0.68%, 12/15/2052(3)(4)	388,380
23,994,737	0.70%, 11/15/2050(3)(4)	210,100
18,805,620	0.81%, 09/15/2062(3)(4)	469,554
35,502,040	0.87%, 01/15/2063(3)(4)	971,208
20,653,523	0.88%, 05/15/2062(3)(4)	530,219
1,727,605	1.00%, 04/15/2052(3)(4)	45,537
5,955,888	1.00%, 12/15/2056(3)(4)	140,984
8,463,761	1.07%, 02/15/2056(3)(4)	471,227
26,461,295	1.14%, 10/15/2057(3)(4)	2,092,332
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 36,237,645	1.76%, 03/15/2063(3)(4)	$2,344,452
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(3)	301,875
4,675,000	WHARF Commercial Mortgage Trust 5.53%, 07/15/2040(1)(3)	4,818,172
		206,958,777
	Other Asset-Backed Securities - 5.8%
150,890	AASET Trust 3.35%, 01/16/2040(1)	149,836
2,450,000	Affirm Asset Securitization Trust 5.33%, 12/17/2029(1)	2,451,878
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,699,547
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,949,007
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,776,171
4,855,000	Bain Capital Credit CLO Ltd. 5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(3)	4,857,889
5,800,000	Battalion CLO 18 Ltd. 5.87%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(3)	5,804,541
4,255,000	Benefit Street Partners CLO XXXI Ltd. 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	4,270,254
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	859,308
	CF Hippolyta Issuer LLC
636,400	1.53%, 03/15/2061(1)	517,792
1,508,547	1.69%, 07/15/2060(1)	1,267,599
706,836	1.98%, 03/15/2061(1)	425,399
1,234,486	1.99%, 07/15/2060(1)	1,036,748
947,829	5.97%, 08/15/2062(1)	938,757
1,915,000	Columbia Cent CLO 27 Ltd. 5.12%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(3)	1,916,967
1,240,752	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,254,277
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,730,205
2,925,000	5.25%, 02/25/2049(1)	2,942,459
11,150,000	CTM CLO Ltd. 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(3)	11,195,838
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,712,516
1,439,300	3.15%, 04/25/2051(1)	1,321,252
1,449,600	3.67%, 10/25/2049(1)	1,401,342
2,505,100	4.12%, 07/25/2047(1)	2,498,318
3,720,000	Elmwood CLO 23 Ltd. 5.42%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(3)	3,726,298
	FirstKey Homes Trust
1,790,700	4.15%, 05/19/2039(1)	1,786,843
6,618,119	4.25%, 07/17/2039(1)	6,614,248
3,095,000	Golub Capital Partners CLO 68B Ltd. 5.37%, 07/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(3)	3,103,759
	GreenSky Home Improvement Issuer Trust
575,000	5.02%, 06/25/2060(1)	583,912
1,790,000	5.07%, 06/25/2060(1)	1,809,136
2,275,000	Home Re Ltd. 6.38%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(3)	2,278,053
4,490,000	Jersey Mike's Funding LLC 4.95%, 02/15/2056(1)	4,490,000
4,090,000	Magnetite XXXI Ltd. 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(3)	4,090,765
6,205,000	MAPS Trust 5.20%, 01/15/2051(1)	6,274,484

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
	NMEF Funding LLC
$ 946,000	4.64%, 01/18/2033(1)	$949,843
3,505,000	4.73%, 01/18/2033(1)	3,531,506
1,410,000	Palmer Square Loan Funding Ltd. 5.13%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(3)	1,410,000
	Post Road Equipment Finance LLC
1,336,389	4.90%, 05/15/2031(1)	1,348,494
1,265,000	5.04%, 05/15/2031(1)	1,285,025
	Progress Residential Trust
5,265,231	1.51%, 10/17/2038(1)	5,184,446
1,689,157	3.20%, 04/17/2039(1)	1,668,658
5,951,155	3.40%, 02/17/2042(1)	5,701,007
5,060,000	4.00%, 02/17/2043(1)	4,831,428
2,990,431	4.30%, 03/17/2040(1)	2,983,817
4,853,163	4.44%, 05/17/2041(1)	4,842,940
1,353,085	4.45%, 06/17/2039(1)	1,352,928
2,255,238	4.75%, 10/27/2039(1)	2,255,953
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,178,951
7,555,000	RR 23 Ltd. 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(3)	7,619,112
3,660,000	RR 26 Ltd. 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(3)	3,665,314
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	980,527
3,355,000	SCF Equipment Leasing LLC 5.11%, 11/21/2033(1)	3,431,572
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,559,032
1,870,000	5.90%, 03/25/2049(1)	1,893,852
2,710,122	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	2,735,765
2,415,000	Symphony CLO 36 Ltd. 5.53%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(3)	2,415,000
	Taco Bell Funding LLC
3,571,388	2.54%, 08/25/2051(1)	3,133,061
3,857,625	4.94%, 11/25/2048(1)	3,859,939
4,445,000	Texas Debt Capital CLO Ltd. 5.32%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(3)	4,465,625
	Tricon Residential Trust
4,427,313	4.30%, 11/17/2041(1)	4,392,587
6,020,000	4.77%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(3)	6,024,333
4,342,375	4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(3)	4,345,089
5,135,698	4.85%, 07/17/2040(1)	5,129,627
1,630,000	5.02%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(3)	1,631,328
5,500,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	5,480,181
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	4,031,307
8,270,000	Venture 42 CLO Ltd. 5.06%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(3)	8,276,732
1,394,977	VFI ABS LLC 4.78%, 06/24/2030(1)	1,402,520
	Wendy's Funding LLC
7,056,155	2.37%, 06/15/2051(1)	6,601,414
9,394,258	2.78%, 06/15/2051(1)	8,414,136
1,255,425	3.88%, 03/15/2048(1)	1,238,823
1,649,770	4.54%, 03/15/2052(1)	1,598,305
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	11,108,990
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 2,135,000	5.86%, 12/05/2054(1)	$2,196,486
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,886,277
		256,777,328
	Whole Loan Collateral CMO - 8.2%
555,000	A&D Mortgage Trust 5.11%, 02/25/2071(1)(2)	554,170
	Angel Oak Mortgage Trust
1,292,165	0.91%, 01/25/2066(1)(3)	1,143,515
2,817,359	0.95%, 07/25/2066(1)(3)	2,482,798
587,327	0.99%, 04/25/2053(1)(3)	566,378
1,191,545	0.99%, 04/25/2066(1)(3)	1,037,027
2,089,465	1.04%, 01/20/2065(1)(3)	1,781,420
2,315,618	1.07%, 05/25/2066(1)(3)	2,020,743
4,721,327	1.46%, 09/25/2066(1)(3)	4,031,834
200,083	1.47%, 06/25/2065(1)(3)	194,410
2,096,666	1.82%, 11/25/2066(1)(3)	1,900,180
747,426	2.53%, 01/26/2065(1)(3)	716,729
10,360,652	4.00%, 01/25/2067(1)	10,176,751
1,268,059	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,175,666
	BRAVO Residential Funding Trust
581,831	0.94%, 02/25/2049(1)(3)	549,238
198,023	0.97%, 03/25/2060(1)(3)	195,269
560,000	5.10%, 12/25/2065(1)(2)	559,502
2,234,395	5.11%, 07/25/2062(1)(3)	2,234,541
	COLT Mortgage Loan Trust
525,034	0.80%, 07/27/2054(1)	478,859
1,895,609	0.91%, 06/25/2066(1)(3)	1,659,662
2,875,086	1.40%, 10/25/2066(1)(3)	2,483,355
5,053,615	2.28%, 12/27/2066(1)(3)	4,692,619
2,554,000	4.76%, 02/25/2071(1)(3)	2,555,192
980,000	4.96%, 02/25/2071(1)(2)	980,428
1,105,000	5.11%, 02/25/2071(1)(2)	1,105,469
	CSMC Trust
502,721	0.81%, 05/25/2065(1)(3)	459,329
1,407,185	0.83%, 03/25/2056(1)(3)	1,173,892
1,973,081	0.94%, 05/25/2066(1)(3)	1,683,214
2,510,737	1.18%, 02/25/2066(1)(3)	2,268,981
2,459,715	2.84%, 10/25/2066(1)(3)	2,228,475
851,112	3.25%, 04/25/2047(1)(3)	810,192
6,174,404	3.27%, 11/25/2066(1)(3)	5,746,767
1,335,757	4.15%, 12/27/2060(1)(3)	1,333,112
806,885	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	726,036
	Ellington Financial Mortgage Trust
878,169	0.93%, 06/25/2066(1)(3)	752,039
2,773,598	2.21%, 01/25/2067(1)(3)	2,439,834
2,982,795	5.38%, 12/25/2070(1)(2)	2,997,168
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,869,943	2.50%, 08/25/2059	1,538,465
1,662,546	3.50%, 11/25/2057	1,602,597
3,286,026	3.50%, 03/25/2058	2,919,994
4,504,600	3.50%, 07/25/2058	4,309,465
920,729	3.50%, 08/25/2058	875,098
3,379,884	3.50%, 10/25/2058	3,070,953
	Federal National Mortgage Association Connecticut Avenue Securities Trust
317,994	6.36%, 12/25/2030, 30 day USD SOFR Average + 2.66%(3)	326,363
3,000,000	7.00%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(3)	3,054,034
5,125,000	8.20%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(3)	5,291,562

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 3,120,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	$3,267,847
3,455,000	9.95%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(3)	3,656,404
8,760,000	Finance of America Structured Securities Trust 4.50%, 02/25/2056(1)(3)	8,608,003
	GCAT Trust
3,662,373	0.87%, 01/25/2066(1)(3)	3,277,823
3,314,443	1.09%, 08/25/2066(1)(3)	2,805,967
4,178,701	1.86%, 08/25/2066(1)(3)	3,849,045
1,430,898	1.92%, 08/25/2066(1)(3)	1,338,026
	GS Mortgage-Backed Securities Trust
3,155,000	4.87%, 03/25/2066(1)(3)	3,157,204
962,000	5.23%, 03/25/2066(1)(2)	962,681
5,960,580	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(2)	5,751,675
	Legacy Mortgage Asset Trust
872,780	5.65%, 11/25/2060(1)(2)	868,106
1,253,672	5.75%, 04/25/2061(1)(2)	1,249,463
1,772,943	5.75%, 07/25/2061(1)(2)	1,793,596
1,001,162	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	978,912
	MFA Trust
132,161	1.01%, 01/26/2065(1)(3)	126,576
1,190,136	1.03%, 11/25/2064(1)(3)	1,059,976
706,791	1.15%, 04/25/2065(1)(3)	672,040
2,371,056	4.11%, 12/25/2066(1)(3)	2,353,733
15,759	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(1)(3)	15,687
	Morgan Stanley Residential Mortgage Loan Trust
8,905,416	4.25%, 02/25/2065(1)(3)	8,766,385
5,257,400	4.77%, 01/25/2071(1)(3)	5,261,009
810,000	5.03%, 12/25/2070(1)(2)	810,085
2,410,000	5.17%, 01/25/2071(1)(2)	2,411,583
	New Residential Mortgage Loan Trust
924,256	0.94%, 07/25/2055(1)(3)	853,238
489,589	0.94%, 10/25/2058(1)(3)	488,084
187,097	2.49%, 09/25/2059(1)(3)	180,843
917,181	3.50%, 12/25/2057(1)(3)	896,618
796,014	3.50%, 08/25/2059(1)(3)	759,349
690,813	3.75%, 11/26/2035(1)(3)	675,781
304,485	3.75%, 01/25/2054(1)(3)	298,396
15,687	3.75%, 05/25/2054(1)(3)	15,139
803,612	3.75%, 11/25/2056(1)(3)	777,983
1,716,135	3.75%, 11/25/2058(1)(3)	1,670,086
1,457,533	4.00%, 03/25/2057(1)(3)	1,426,017
1,204,579	4.00%, 08/27/2057(1)(3)	1,181,073
172,335	4.00%, 12/25/2057(1)(3)	169,663
862,190	4.54%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	850,022
4,297,374	5.01%, 10/26/2065(1)(3)	4,311,267
810,000	5.18%, 11/25/2065(1)(2)	810,664
673,529	5.29%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(3)	683,646
5,109,288	5.37%, 10/26/2065(1)(2)	5,123,267
3,366,480	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,989,330
	OBX Trust
2,280,681	1.07%, 02/25/2066(1)(3)	2,020,590
109,423	4.44%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(3)	108,440
2,704,697	4.70%, 07/25/2062(1)(2)	2,702,010
2,925,000	4.82%, 12/01/2065(1)(3)	2,927,686
5,145,000	5.04%, 12/01/2065(1)(2)	5,149,791
3,490,000	5.14%, 12/01/2065(1)(2)	3,493,216
3,950,300	OLIT Trust 3.00%, 11/25/2038(1)(3)	3,750,871
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.4% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
	Pretium Mortgage Credit Partners LLC
$ 9,952,303	3.85%, 09/25/2069(1)(2)	$9,828,310
9,862,495	4.00%, 07/25/2069(1)(2)	9,655,313
9,252,572	4.15%, 01/25/2070(1)(2)	9,089,270
13,126,127	5.19%, 10/25/2055(1)(2)	13,229,886
5,066,508	5.27%, 12/25/2055(1)(2)	5,069,130
8,417,465	5.39%, 08/25/2055(1)(2)	8,434,822
6,632,787	5.66%, 07/25/2055(1)(2)	6,633,722
6,298,026	5.73%, 08/25/2055(1)(2)	6,324,205
10,305,358	5.74%, 06/25/2055(1)(2)	10,342,622
1,228,860	5.93%, 10/25/2054(1)(2)	1,223,928
487,000	6.41%, 02/25/2056(1)(2)	487,131
1,075,000	6.54%, 01/25/2056(1)(2)	1,075,015
3,745,000	6.78%, 12/25/2055(1)(2)	3,749,029
	PRPM LLC
3,950,057	5.50%, 08/25/2030(1)(2)	3,992,871
1,108,144	5.70%, 11/25/2029(1)(2)	1,106,667
2,282,610	5.73%, 07/25/2030(1)(2)	2,276,757
5,591,456	5.77%, 08/25/2028(1)(2)	5,584,310
5,169,795	5.87%, 11/25/2029(1)(2)	5,153,179
10,102,895	6.47%, 05/25/2030(1)(2)	10,050,199
	PRPM Trust
1,375,000	4.85%, 01/25/2056(1)(2)	1,376,796
885,000	5.21%, 01/25/2056(1)(2)	886,406
1,131,282	6.26%, 05/25/2030(1)(2)	1,136,858
546,318	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(2)	543,663
373,585	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	363,214
	SG Residential Mortgage Trust
10,465,546	1.74%, 12/25/2061(1)(3)	9,073,824
2,203,948	3.17%, 03/27/2062(1)(3)	2,091,431
1,334,107	STAR Trust 1.22%, 05/25/2065(1)(3)	1,260,942
	Starwood Mortgage Residential Trust
348,420	0.94%, 05/25/2065(1)(3)	335,112
3,509,693	1.92%, 11/25/2066(1)(3)	3,127,855
	Towd Point Mortgage Trust
6,625,075	2.92%, 11/30/2060(1)(3)	5,891,050
547,971	3.25%, 03/25/2058(1)(3)	543,320
	Verus Securitization Trust
176,027	0.82%, 10/25/2063(1)(3)	171,083
786,623	0.92%, 02/25/2064(1)(3)	742,662
1,551,757	0.94%, 07/25/2066(1)(3)	1,325,782
1,718,464	1.01%, 09/25/2066(1)(3)	1,486,751
826,009	1.03%, 02/25/2066(1)(3)	759,101
7,788,944	1.05%, 06/25/2066(1)(3)	6,898,800
2,329,107	2.82%, 11/25/2066(1)(3)	2,175,776
3,586,934	3.72%, 01/25/2067(1)(2)	3,410,210
7,244,817	4.13%, 02/25/2067(1)(2)	6,984,070
199,410	VOLT XCV LLC 6.24%, 03/27/2051(1)(2)	199,237
4,862	Wells Fargo Mortgage-Backed Securities Trust 3.92%, 11/25/2048(1)(3)	4,645
		362,333,175
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $867,243,086)	$860,504,977
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 1,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	$1,207,195

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.0% - (continued)
	Electrical Components & Equipment - 0.0%
EUR 200,000	Schneider Electric SE 1.25%, 09/23/2033(5)	$243,887
	Lodging - 0.0%
500,000	Accor SA 0.70%, 12/07/2027(5)	329,009
	Total Convertible Bonds (cost $1,706,854)	$1,780,091
CORPORATE BONDS - 26.6%
	Advertising - 0.1%
$ 2,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$2,185,319
	Aerospace & Defense - 0.4%
2,700,000	BAE Systems PLC 5.13%, 03/26/2029(1)	2,779,883
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,043,927
705,000	3.20%, 03/01/2029	685,138
195,000	3.75%, 02/01/2050	142,809
4,725,000	5.15%, 05/01/2030	4,856,155
6,690,000	5.71%, 05/01/2040	6,838,796
1,100,000	6.39%, 05/01/2031	1,193,557
		17,540,265
	Agriculture - 0.4%
1,395,000	BAT Capital Corp. 5.83%, 02/20/2031	1,480,655
EUR 820,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	1,004,546
515,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	660,159
	Philip Morris International, Inc.
575,000	3.25%, 06/06/2032	678,948
$ 2,755,000	4.38%, 11/01/2027	2,781,257
1,900,000	4.75%, 11/01/2031	1,935,781
2,930,000	5.13%, 02/15/2030	3,024,623
4,320,000	5.13%, 02/13/2031	4,471,238
1,100,000	5.38%, 02/15/2033	1,144,819
1,490,000	5.63%, 09/07/2033	1,576,586
300,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	321,791
		19,080,403
	Airlines - 0.0%
1,150,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,155,022
	Apparel - 0.2%
5,355,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	5,347,030
	Tapestry, Inc.
1,620,000	5.10%, 03/11/2030	1,660,775
1,148,000	5.50%, 03/11/2035	1,171,091
		8,178,896
	Auto Manufacturers - 0.0%
EUR 845,000	Hyundai Capital America 3.50%, 06/26/2031(5)	1,014,217
200,000	Volkswagen International Finance NV 7.88%, 09/06/2032, (7.88% fixed rate until 09/06/2032; 9 yr. EUR Swap + 4.78% thereafter)(3)(5)(6)	277,354
		1,291,571
	Auto Parts & Equipment - 0.1%
2,185,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	2,631,411
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
$ 1,040,000	Forvia SE 6.75%, 09/15/2033(1)	$1,066,355
340,000	ZF North America Capital, Inc. 6.75%, 04/23/2030(1)	340,896
		4,038,662
	Beverages - 0.4%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	255,094
1,040,000	5.40%, 06/15/2033(1)	1,046,672
2,040,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	2,107,148
	Keurig Dr. Pepper, Inc.
4,059,000	2.25%, 03/15/2031	3,632,328
275,000	3.20%, 05/01/2030	261,668
1,530,000	3.95%, 04/15/2029	1,515,751
2,155,000	4.05%, 04/15/2032	2,076,066
3,290,000	4.50%, 04/15/2052	2,664,695
251,000	4.60%, 05/15/2030	252,269
320,000	5.15%, 05/15/2035	319,645
1,488,000	5.20%, 03/15/2031	1,527,244
1,255,000	5.30%, 03/15/2034	1,277,200
		16,935,780
	Biotechnology - 0.2%
8,550,000	Royalty Pharma PLC 5.20%, 09/25/2035	8,594,512
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
1,150,000	6.50%, 04/15/2030(7)	1,170,023
170,000	7.00%, 02/15/2031	173,889
560,000	7.38%, 02/15/2034(7)	569,846
EUR 1,900,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	2,285,164
$ 4,455,000	LYB International Finance III LLC 5.13%, 01/15/2031	4,478,207
2,295,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(7)	2,245,704
1,300,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	999,222
		11,922,055
	Commercial Banks - 4.2%
EUR 800,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(3)	962,012
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(5)	3,186,958
	Banco de Credito Social Cooperativo SA
300,000	3.50%, 06/13/2031, (3.50% fixed rate until 06/13/2030; 1 yr. EURIBOR ICE Swap + 1.33% thereafter)(3)(5)	358,890
300,000	4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(3)(5)	356,218
700,000	Banco Santander SA 4.88%, 10/18/2031(5)	899,772
	Bank of America Corp.
$ 135,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(3)	121,452
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(3)	3,815,363
2,365,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(3)	2,113,412

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	$2,104,525
555,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(3)	509,287
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(3)	640,197
815,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(3)	818,737
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(3)	383,646
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	3,040,371
375,000	Banque Federative du Credit Mutuel SA 4.54%, 01/15/2031(1)	374,133
EUR 795,000	Barclays PLC 4.51%, 01/31/2033, (4.51% fixed rate until 01/31/2032; 1 yr. EURIBOR ICE Swap + 2.05% thereafter)(3)(5)	995,491
600,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(3)(5)	719,925
$ 4,405,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(3)	4,556,733
	BPCE SA
390,000	4.63%, 09/12/2028(1)	394,057
675,000	4.76%, 01/13/2032, (4.76% fixed rate until 01/13/2031; 6 mo. USD SOFR + 1.27% thereafter)(1)(3)(7)	674,562
5,380,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	5,527,655
2,300,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(3)	2,401,131
2,870,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(3)	3,043,871
EUR 500,000	CaixaBank SA 4.13%, 02/09/2032, (4.13% fixed rate until 02/09/2031; 3 mo. EURIBOR + 1.50% thereafter)(3)(5)	618,771
$ 1,915,000	Citibank NA 4.91%, 05/29/2030	1,965,115
	Citigroup, Inc.
5,915,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(3)	5,919,764
4,215,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(3)	4,301,319
325,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(3)(6)	337,027
	Citizens Financial Group, Inc.
2,510,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(3)	2,573,858
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 375,000	5.30%, 01/29/2036, (5.30% fixed rate until 01/29/2031; 5 yr. USD CMT + 1.45% thereafter)(3)	$376,783
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(3)	624,228
EUR 900,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(3)(5)(6)	1,152,528
	Credit Agricole SA
600,000	3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(3)(5)	710,016
$ 2,065,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	2,066,041
1,155,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(3)	1,151,266
2,600,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(3)	2,670,709
4,310,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(3)	4,557,431
EUR 200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(3)(5)(6)	250,998
275,000	Eurobank SA 6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(3)(5)(6)	342,937
	Goldman Sachs Group, Inc.
$ 1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(3)	1,138,454
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(3)	835,181
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(3)	3,562,701
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(3)	915,732
1,220,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(3)	1,249,476
7,425,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(3)	7,393,165
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	453,682
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	1,406,021
310,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(3)(6)	327,900

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Commercial Banks - 4.2% - (continued)
	HSBC Holdings PLC
$ 1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(3)	$1,367,038
EUR 555,000	3.91%, 05/13/2034, (3.91% fixed rate until 05/13/2033; 3 mo. EURIBOR + 1.54% thereafter)(3)(5)	669,744
$ 1,980,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(3)	1,988,370
1,210,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(3)	1,240,164
5,255,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(3)	5,409,791
EUR 265,000	Intesa Sanpaolo SpA 7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(3)(5)(6)	345,814
	JP Morgan Chase & Co.
$ 1,705,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(3)	1,536,201
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(3)	823,239
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(3)	2,863,238
4,910,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(3)	4,885,385
2,715,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	2,740,097
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(3)	2,415,133
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(3)	3,043,329
4,135,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	4,264,797
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	1,207,198
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(3)	2,620,260
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(3)	2,837,721
4,050,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	4,160,446
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(3)	3,063,121
820,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	861,889
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Commercial Banks - 4.2% - (continued)
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(5)	$3,051,857
GBP 1,615,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(3)(5)	2,524,769
	Morgan Stanley
$ 675,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(3)	592,643
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(3)	936,169
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(3)	2,721,324
EUR 1,160,000	3.38%, 01/23/2032, (3.38% fixed rate until 01/23/2031; 3 mo. EURIBOR + 0.91% thereafter)(3)	1,381,185
$ 7,940,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(3)	7,955,030
1,230,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(3)	1,245,079
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	1,039,811
145,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	149,476
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	4,097,621
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(3)	312,160
5,530,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(3)	5,532,084
EUR 200,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(5)(6)	241,207
850,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	1,016,631
530,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(3)(5)	664,127
$ 3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(3)	3,535,112
EUR 300,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(3)(5)(6)	387,891
$ 2,660,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(3)	2,666,781
EUR 865,000	UniCredit SpA 3.20%, 09/22/2031, (3.20% fixed rate until 09/22/2030; 3 mo. EURIBOR + 0.90% thereafter)(3)(5)	1,022,149

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Commercial Banks - 4.2% - (continued)
	Wells Fargo & Co.
$ 4,177,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(3)	$3,894,776
890,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(3)	901,344
1,915,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	1,971,895
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	1,482,584
370,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(3)	383,858
1,104,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	1,165,895
		184,115,934
	Commercial Services - 0.3%
2,150,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,262,709
2,880,000	Ashtead Capital, Inc. 2.45%, 08/12/2031(1)	2,573,306
EUR 705,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	806,479
$ 4,300,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	4,309,358
	Howard University
2,000,000	2.70%, 10/01/2029	1,864,527
1,205,000	3.48%, 10/01/2041	942,139
		12,758,518
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
1,075,000	9.75%, 07/15/2030(1)	1,118,139
564,670	12.75%, 01/15/2031(1)(8)	520,262
2,175,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	2,216,136
		3,854,537
	Diversified Financial Services - 0.8%
	American Express Co.
4,140,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	4,249,652
3,205,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(3)	3,292,748
	Capital One Financial Corp.
3,020,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(3)	2,999,933
325,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(3)	325,097
480,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)	504,148
1,090,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(3)	1,128,514
3,385,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(3)	3,799,735
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Diversified Financial Services - 0.8% - (continued)
$ 2,300,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	$2,334,477
1,060,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	1,056,095
	Freedom Mortgage Holdings LLC
1,100,000	7.88%, 04/01/2033(1)	1,122,041
1,050,000	9.25%, 02/01/2029(1)	1,099,219
1,250,000	goeasy Ltd. 6.88%, 02/15/2031(1)(7)	1,174,954
1,150,000	Rfna LP 7.88%, 02/15/2030(1)	1,158,428
	Synchrony Financial
1,815,000	2.88%, 10/28/2031	1,620,922
3,220,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(3)	3,282,334
4,210,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(3)	4,269,321
		33,417,618
	Electric - 4.2%
2,000,000	AES Andes SA 6.25%, 03/14/2032(1)	2,073,983
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,750,764
310,000	4.15%, 08/15/2044	260,420
3,070,000	American Electric Power Co., Inc. 6.05%, 03/15/2056, (6.05% fixed rate until 12/15/2035; 5 yr. USD CMT + 1.94% thereafter)(3)	3,048,632
2,260,000	Arizona Public Service Co. 5.70%, 08/15/2034	2,370,401
	Clearway Energy Operating LLC
1,225,000	3.75%, 02/15/2031(1)	1,147,278
1,150,000	4.75%, 03/15/2028(1)	1,149,189
220,000	5.75%, 01/15/2034(1)	220,802
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,500,271
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,356,952
2,415,000	5.50%, 03/15/2055	2,336,235
2,010,000	5.75%, 11/15/2055	2,008,369
	Dominion Energy, Inc.
11,270,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(3)	11,391,511
315,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	328,054
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,389,754
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,350,764
815,000	3.30%, 06/15/2041	627,527
EUR 555,000	3.75%, 04/01/2031	670,403
$ 1,095,000	3.75%, 09/01/2046	830,232
365,000	4.50%, 08/15/2032	364,010
5,960,000	4.95%, 09/15/2035	5,908,033
2,000,000	5.45%, 06/15/2034	2,074,456
	Duke Energy Florida LLC
2,250,000	1.75%, 06/15/2030	2,030,201
1,090,000	4.85%, 12/01/2035	1,082,591
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	329,639
1,215,000	3.25%, 10/01/2049	836,555
	Duke Energy Progress LLC
1,035,000	4.38%, 03/30/2044	889,850
635,000	5.05%, 03/15/2035	643,345
1,015,000	5.55%, 03/15/2055	1,000,268

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Electric - 4.2% - (continued)
	Edison International
$ 1,447,000	5.25%, 03/15/2032	$1,451,263
3,140,000	6.25%, 03/15/2030	3,295,285
EUR 500,000	Enel SpA 6.63%, 04/16/2031, (6.63% fixed rate until 04/16/2031; 5 yr. EUR Swap + 3.77% thereafter)(3)(5)(6)	664,661
	Eversource Energy
$ 3,235,000	4.45%, 12/15/2030	3,229,625
4,180,000	5.13%, 05/15/2033	4,219,744
654,000	5.50%, 01/01/2034	672,783
	Georgia Power Co.
410,000	4.30%, 03/15/2042	359,985
905,000	4.55%, 03/15/2030	918,496
465,000	4.70%, 05/15/2032	471,231
6,405,000	4.85%, 03/15/2031	6,566,832
3,005,000	5.20%, 03/15/2035	3,079,380
390,000	5.25%, 03/15/2034	402,087
EUR 600,000	Iberdrola International BV 2.25%, 01/28/2029, (2.25% fixed rate until 01/28/2029; 5 yr. EUR Swap + 2.57% thereafter)(3)(5)(6)	687,071
$ 525,000	Interstate Power & Light Co. 5.60%, 06/29/2035	546,152
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	709,189
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	554,978
	NSTAR Electric Co.
1,195,000	5.20%, 03/01/2035	1,215,723
1,390,000	5.40%, 06/01/2034	1,439,264
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	707,653
	Pacific Gas & Electric Co.
4,640,000	2.50%, 02/01/2031	4,195,418
1,067,000	3.30%, 08/01/2040	810,068
585,000	3.50%, 08/01/2050	395,750
625,000	4.50%, 07/01/2040	543,782
2,530,000	4.55%, 07/01/2030	2,523,032
577,000	4.60%, 06/15/2043	483,508
860,000	4.75%, 02/15/2044	731,211
522,000	4.95%, 07/01/2050	442,656
1,260,000	5.05%, 10/15/2032	1,269,788
5,555,000	5.80%, 05/15/2034	5,762,485
1,000,000	5.90%, 06/15/2032	1,050,902
2,400,000	6.10%, 01/15/2029	2,517,068
2,129,000	6.15%, 01/15/2033	2,257,564
3,161,000	6.75%, 01/15/2053	3,368,574
1,511,000	6.95%, 03/15/2034	1,674,802
	PacifiCorp
525,000	3.30%, 03/15/2051	337,363
859,000	4.13%, 01/15/2049	644,627
2,914,000	5.35%, 12/01/2053	2,569,546
2,578,000	5.50%, 05/15/2054	2,322,720
850,000	5.75%, 04/01/2037	862,460
498,000	5.80%, 01/15/2055	469,024
220,000	6.25%, 10/15/2037	230,997
	Pinnacle West Capital Corp.
2,818,000	4.90%, 05/15/2028	2,868,677
2,483,000	5.15%, 05/15/2030	2,557,465
4,620,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	4,657,723
	Public Service Enterprise Group, Inc.
4,070,000	4.90%, 03/15/2030	4,161,545
680,000	5.45%, 04/01/2034	701,123
895,000	6.13%, 10/15/2033	961,229
	Puget Energy, Inc.
2,112,000	4.22%, 03/15/2032	2,029,459
6,075,000	5.73%, 03/15/2035	6,212,204
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Electric - 4.2% - (continued)
$ 2,140,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	$2,206,764
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	548,067
246,000	3.90%, 03/15/2043	189,746
1,877,000	4.00%, 04/01/2047	1,417,042
2,730,000	4.13%, 03/01/2048	2,090,352
1,320,000	4.65%, 10/01/2043	1,125,570
567,000	5.20%, 06/01/2034	567,578
1,765,000	5.45%, 03/01/2035	1,784,575
2,277,000	5.45%, 06/01/2052	2,060,203
1,682,000	5.70%, 03/01/2053	1,582,233
2,813,000	5.88%, 12/01/2053	2,700,648
524,000	5.90%, 03/01/2055	505,730
1,770,000	5.95%, 11/01/2032	1,877,564
850,000	6.00%, 01/15/2034	892,459
880,000	Southern Co. 4.85%, 03/15/2035	868,173
1,070,000	Southern Power Co. 4.90%, 10/01/2035	1,051,295
2,480,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	2,549,270
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	379,554
210,000	4.20%, 05/15/2045	173,116
950,000	4.90%, 09/15/2035	944,132
520,000	5.00%, 04/01/2033	529,814
1,270,000	5.00%, 01/15/2034	1,284,950
1,165,000	5.05%, 08/15/2034	1,179,648
2,175,000	5.15%, 03/15/2035	2,205,914
265,000	5.35%, 01/15/2054	249,878
833,000	5.65%, 03/15/2055	818,681
2,010,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	2,073,307
	Xcel Energy, Inc.
1,475,000	4.60%, 06/01/2032	1,467,758
2,785,000	4.75%, 03/21/2028	2,824,078
1,775,000	5.60%, 04/15/2035	1,833,223
2,175,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(7)	2,244,348
		185,000,331
	Electronics - 0.1%
2,275,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,238,433
EUR 850,000	Tyco Electronics Group SA 3.25%, 01/31/2033	1,004,567
		3,243,000
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
$ 1,382,000	4.30%, 03/15/2045	1,099,033
950,000	6.70%, 04/01/2053	1,006,080
		2,105,113
	Entertainment - 0.1%
2,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	2,276,397
1,150,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,169,449
1,250,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(7)	1,160,041
		4,605,887
	Environmental Control - 0.0%
EUR 825,000	Veralto Corp. 4.15%, 09/19/2031	1,017,292
	Food - 0.9%
	Bellis Acquisition Co. PLC
295,000	8.00%, 07/01/2031(5)(7)	330,928
GBP 1,650,000	8.13%, 05/14/2030(5)(7)	2,063,388
$ 2,200,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	2,227,766

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Food - 0.9% - (continued)
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
$ 2,910,000	5.50%, 01/15/2036	$2,953,446
1,040,000	5.75%, 04/01/2033	1,085,302
1,135,000	5.95%, 04/20/2035	1,192,703
720,000	6.25%, 03/01/2056	726,905
7,050,000	6.38%, 04/15/2066	7,126,422
1,395,000	6.75%, 03/15/2034	1,537,978
1,140,000	7.25%, 11/15/2053	1,291,271
	Mars, Inc.
1,430,000	4.60%, 03/01/2028(1)	1,449,123
1,025,000	5.00%, 03/01/2032(1)	1,053,321
3,160,000	5.20%, 03/01/2035(1)	3,235,356
9,885,000	5.65%, 05/01/2045(1)	9,971,070
1,120,000	5.80%, 05/01/2065(1)	1,123,809
	Pilgrim's Pride Corp.
2,345,000	4.25%, 04/15/2031	2,285,905
305,000	6.88%, 05/15/2034	337,401
		39,992,094
	Gas - 0.4%
345,000	Energy Transfer LP 6.13%, 12/15/2045	342,982
5,735,000	MPLX LP 5.50%, 06/01/2034	5,859,439
	NiSource, Inc.
4,130,000	5.35%, 07/15/2035(7)	4,213,003
1,410,000	5.40%, 06/30/2033	1,457,091
3,885,000	Southern California Gas Co. 6.00%, 06/15/2055	3,980,273
3,850,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	3,867,721
		19,720,509
	Healthcare - Products - 0.4%
3,095,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	2,971,939
	Baxter International, Inc.
5,030,000	4.90%, 12/15/2030	5,067,489
2,010,000	5.65%, 12/15/2035	2,027,075
7,855,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	7,870,868
565,000	VSP Optical Group, Inc. 5.45%, 12/01/2035(1)	566,991
		18,504,362
	Healthcare - Services - 0.6%
	Acadia Healthcare Co., Inc.
575,000	5.00%, 04/15/2029(1)	552,036
1,075,000	7.38%, 03/15/2033(1)(7)	1,061,879
	Centene Corp.
6,775,000	2.50%, 03/01/2031	5,858,916
290,000	2.63%, 08/01/2031	249,388
375,000	3.00%, 10/15/2030	335,858
	CHS/Community Health Systems, Inc.
650,000	4.75%, 02/15/2031(1)	583,080
675,000	6.88%, 04/15/2029(1)(7)	620,696
472,000	10.88%, 01/15/2032(1)	508,126
3,550,000	Cigna Group 4.88%, 09/15/2032	3,593,259
	Humana, Inc.
3,390,000	5.55%, 05/01/2035	3,399,385
415,000	5.95%, 03/15/2034	429,514
2,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,216,491
	UnitedHealth Group, Inc.
2,080,000	2.75%, 05/15/2040	1,537,204
590,000	3.50%, 08/15/2039	487,199
865,000	3.70%, 08/15/2049	638,867
385,000	4.95%, 05/15/2062	330,618
1,150,000	5.30%, 06/15/2035(7)	1,183,351
1,930,000	5.75%, 07/15/2064	1,872,487
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Healthcare - Services - 0.6% - (continued)
$ 400,000	5.88%, 02/15/2053	$401,926
865,000	6.05%, 02/15/2063	877,723
		26,738,003
	Insurance - 0.7%
EUR 600,000	Allianz SE 4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(3)(5)	735,830
$ 175,000	American National Global Funding 4.88%, 01/23/2031(1)	174,293
5,110,000	Arthur J Gallagher & Co. 5.15%, 02/15/2035	5,149,738
EUR 490,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(3)(5)	689,485
	Asurion LLC & Asurion Co-Issuer, Inc.
$ 685,000	8.00%, 12/31/2032(1)	715,691
590,000	8.38%, 02/01/2034(1)	596,466
	Athene Global Funding
2,300,000	2.65%, 10/04/2031(1)	2,047,966
380,000	2.72%, 01/07/2029(1)	360,976
4,310,000	4.72%, 10/08/2029(1)	4,324,231
645,000	5.58%, 01/09/2029(1)	664,161
GBP 580,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(3)(5)	692,813
EUR 260,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(3)(5)(6)	334,573
	Equitable Financial Life Global Funding
$ 905,000	1.80%, 03/08/2028(1)	863,558
1,645,000	5.00%, 03/27/2030(1)	1,677,039
533,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	535,947
	GA Global Funding Trust
3,190,000	4.50%, 09/18/2030(1)	3,147,924
320,000	5.50%, 01/08/2029(1)	329,201
335,000	Global Atlantic Fin Co. 7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(3)	337,747
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
1,100,000	7.25%, 02/15/2031(1)	1,137,698
1,100,000	8.13%, 02/15/2032(1)	1,120,831
2,705,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	2,732,185
305,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(3)(6)(7)	327,060
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
EUR 600,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(3)(5)	644,173
300,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(3)(5)	365,544
$ 200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(3)(5)(6)	193,852

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Insurance - 0.7% - (continued)
EUR 200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(3)(5)(6)	$243,580
$ 730,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(3)(5)	664,192
		30,806,754
	Internet - 0.9%
	Alphabet, Inc.
EUR 595,000	4.00%, 11/06/2044	688,767
$ 5,468,000	5.30%, 05/15/2065	5,110,429
5,740,000	5.35%, 11/15/2045	5,662,847
4,575,000	5.70%, 11/15/2075	4,491,699
640,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	666,379
EUR 300,000	iliad SA 4.25%, 01/09/2032(5)	359,862
	Meta Platforms, Inc.
$ 770,000	5.40%, 08/15/2054	709,628
5,470,000	5.50%, 11/15/2045	5,260,136
2,615,000	5.55%, 08/15/2064	2,400,670
1,445,000	5.60%, 05/15/2053	1,370,787
1,110,000	5.63%, 11/15/2055	1,056,145
5,375,000	5.75%, 11/15/2065	5,082,219
EUR 290,000	Rakuten Group, Inc. 4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(3)(5)(6)	337,773
$ 4,260,000	Uber Technologies, Inc. 4.80%, 09/15/2035	4,214,561
EUR 975,000	United Group BV 6.50%, 10/31/2031(1)	1,195,778
$ 2,250,000	Wayfair LLC 7.25%, 10/31/2029(1)	2,352,573
		40,960,253
	Investment Company Security - 0.7%
4,435,000	Apollo Debt Solutions BDC 5.70%, 01/23/2031(1)	4,411,145
	Ares Strategic Income Fund
3,945,000	5.15%, 01/15/2031(1)	3,839,497
4,050,000	5.55%, 04/15/2031(1)	4,004,908
3,115,000	5.80%, 09/09/2030(1)	3,125,074
3,730,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(7)	3,649,184
	HPS Corporate Lending Fund
510,000	5.15%, 04/02/2029(1)	508,020
3,380,000	5.45%, 11/15/2030(1)	3,340,035
6,370,000	5.65%, 04/02/2031(1)	6,327,168
2,530,000	5.85%, 06/05/2030(1)	2,545,987
EUR 500,000	JAB Holdings BV 4.75%, 06/29/2032(5)	633,579
		32,384,597
	IT Services - 0.1%
	International Business Machines Corp.
$ 790,000	4.60%, 02/03/2033	788,758
3,460,000	4.80%, 02/10/2030	3,539,276
2,450,000	McAfee Corp. 7.38%, 02/15/2030(1)(7)	1,949,218
		6,277,252
	Leisure Time - 0.0%
1,100,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	1,124,268
	Lodging - 0.1%
	Las Vegas Sands Corp.
1,865,000	5.63%, 06/15/2028	1,909,411
1,995,000	6.00%, 06/14/2030	2,081,244
		3,990,655
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Machinery-Diversified - 0.1%
$ 2,780,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	$2,840,999
	Media - 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
3,050,000	4.25%, 02/01/2031(1)	2,792,413
725,000	7.38%, 02/01/2036(1)	725,869
	Charter Communications Operating LLC/Charter Communications Operating Capital
2,025,000	3.70%, 04/01/2051	1,294,823
1,120,000	3.85%, 04/01/2061	674,041
2,715,000	5.13%, 07/01/2049	2,138,048
3,660,000	5.25%, 04/01/2053	2,923,208
1,330,000	5.75%, 04/01/2048	1,144,242
4,590,000	6.38%, 10/23/2035	4,744,109
627,000	6.48%, 10/23/2045	590,119
670,000	6.55%, 06/01/2034	703,788
1,030,000	6.65%, 02/01/2034	1,084,775
790,000	6.83%, 10/23/2055	758,119
	Comcast Corp.
725,000	2.80%, 01/15/2051	422,499
4,801,000	2.89%, 11/01/2051	2,825,926
1,926,000	2.94%, 11/01/2056	1,085,559
490,000	3.40%, 07/15/2046	340,644
685,000	3.97%, 11/01/2047	514,073
124,000	4.00%, 11/01/2049	91,728
	Cox Communications, Inc.
905,000	2.60%, 06/15/2031(1)	807,547
455,000	5.45%, 09/01/2034(1)	445,743
2,585,000	5.95%, 09/01/2054(1)	2,269,825
1,125,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	1,158,850
	Paramount Global
105,000	4.20%, 05/19/2032	94,811
4,580,000	4.38%, 03/15/2043	3,154,541
3,070,000	4.95%, 01/15/2031	2,937,012
4,570,000	4.95%, 05/19/2050(7)	3,206,033
2,025,000	5.25%, 04/01/2044	1,476,126
2,250,000	5.85%, 09/01/2043	1,813,869
2,525,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(7)	2,330,334
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,793,860
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,913,977
195,000	5.88%, 11/15/2040	176,736
		48,433,247
	Mining - 0.5%
	Anglo American Capital PLC
1,600,000	3.88%, 03/16/2029(1)	1,580,470
3,910,000	4.50%, 03/15/2028(1)	3,932,553
EUR 520,000	5.00%, 03/15/2031(5)	665,350
	Glencore Capital Finance DAC
575,000	3.67%, 10/06/2032(5)	687,574
545,000	4.15%, 04/29/2031(5)	672,397
	Glencore Funding LLC
$ 2,685,000	5.37%, 04/04/2029(1)	2,777,581
1,130,000	5.63%, 04/04/2034(1)	1,183,150
3,265,000	6.38%, 10/06/2030(1)	3,520,216
1,425,000	6.50%, 10/06/2033(1)	1,574,035
	Kaiser Aluminum Corp.
1,165,000	4.50%, 06/01/2031(1)	1,124,661
1,250,000	5.88%, 03/01/2034(1)	1,259,291

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Mining - 0.5% - (continued)
$ 1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	$2,144,882
1,015,000	Rio Tinto Finance USA PLC 5.00%, 03/14/2032	1,044,810
		22,166,970
	Miscellaneous Manufacturing - 0.0%
EUR 850,000	Parker-Hannifin Corp. 2.90%, 03/01/2030	1,006,369
	Oil & Gas - 1.9%
	Aker BP ASA
$ 3,008,000	4.00%, 01/15/2031(1)	2,912,549
EUR 560,000	4.00%, 05/29/2032(5)	676,595
$ 1,405,000	5.25%, 10/30/2035(1)	1,375,192
3,425,000	5.80%, 10/01/2054(1)	3,156,440
2,345,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	2,372,597
	BP Capital Markets PLC
EUR 585,000	2.82%, 04/07/2032(5)	677,570
285,000	3.63%, 03/22/2029, (3.63% fixed rate until 03/22/2029; 5 yr. EUR Swap + 3.78% thereafter)(3)(5)(6)	339,000
$ 2,110,000	Cenovus Energy, Inc. 5.40%, 03/20/2036	2,107,398
	ConocoPhillips Co.
2,978,000	3.80%, 03/15/2052	2,203,405
427,000	4.03%, 03/15/2062	310,930
675,000	5.30%, 05/15/2053	631,617
300,000	5.55%, 03/15/2054	290,967
1,935,000	5.65%, 01/15/2065	1,871,307
2,275,000	5.70%, 09/15/2063	2,220,531
1,972,000	Coterra Energy, Inc. 5.60%, 03/15/2034	2,038,980
	Diamondback Energy, Inc.
1,320,000	5.40%, 04/18/2034	1,351,769
715,000	5.55%, 04/01/2035	736,004
575,000	5.75%, 04/18/2054	549,357
1,756,000	5.90%, 04/18/2064	1,677,305
635,000	6.25%, 03/15/2053	649,587
	Ecopetrol SA
4,365,000	7.75%, 02/01/2032	4,482,192
2,350,000	8.38%, 01/19/2036	2,431,362
	Energean Israel Finance Ltd.
4,585,000	5.88%, 03/30/2031(5)	4,453,699
1,905,000	8.50%, 09/30/2033(5)	2,041,127
1,140,000	EOG Resources, Inc. 5.35%, 01/15/2036	1,170,396
EUR 400,000	Exxon Mobil Corp. 1.41%, 06/26/2039	348,761
$ 1,709,000	Hess Corp. 7.13%, 03/15/2033	1,966,696
2,175,000	Matador Resources Co. 6.50%, 04/15/2032(1)	2,214,689
	Petroleos Mexicanos
5,550,000	5.95%, 01/28/2031	5,415,038
6,800,000	6.35%, 02/12/2048	5,393,368
4,615,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	4,597,125
	Saudi Arabian Oil Co.
1,735,000	4.00%, 02/02/2029(1)	1,724,417
425,000	4.38%, 02/02/2031(1)	421,345
2,915,000	5.00%, 02/02/2036(1)	2,868,908
1,255,000	6.00%, 02/02/2056(1)	1,225,093
4,195,000	6.38%, 06/02/2055(1)	4,299,425
2,250,000	SM Energy Co. 6.75%, 08/01/2029(1)	2,275,612
	TotalEnergies Capital SA
1,755,000	5.43%, 09/10/2064	1,652,707
2,635,000	5.64%, 04/05/2064	2,566,449
2,900,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	2,900,585
	Var Energi ASA
EUR 280,000	3.88%, 03/12/2031(5)	336,478
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 2,930,000	6.50%, 05/22/2035(1)	$3,102,036
EUR 245,000	7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(3)(5)	319,426
		86,356,034
	Oil & Gas Services - 0.0%
$ 1,100,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	1,114,297
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
1,100,000	6.63%, 04/15/2029(1)	1,109,691
1,100,000	8.75%, 04/15/2030(1)	1,100,788
1,150,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	1,131,259
1,457,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,420,397
		4,762,135
	Pharmaceuticals - 0.7%
EUR 200,000	Bayer AG 5.38%, 03/25/2082, (5.38% fixed rate until 06/25/2030; 5 yr. EUR Swap + 4.46% thereafter)(3)(5)	247,054
	Cardinal Health, Inc.
$ 6,385,000	4.50%, 09/15/2030	6,434,148
4,045,000	5.00%, 11/15/2029	4,156,358
4,175,000	Cencora, Inc. 4.85%, 12/15/2029	4,270,764
	CVS Health Corp.
1,445,000	1.75%, 08/21/2030	1,284,295
559,000	1.88%, 02/28/2031	492,309
1,296,000	2.13%, 09/15/2031	1,136,460
3,300,000	4.30%, 03/25/2028	3,310,802
315,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	329,693
	Merck & Co., Inc.
1,040,000	5.55%, 12/04/2055	1,021,816
1,040,000	5.70%, 12/04/2065	1,024,753
EUR 560,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	683,737
$ 1,600,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	1,674,866
EUR 500,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	531,019
	Viatris, Inc.
$ 3,080,000	3.85%, 06/22/2040	2,371,263
1,490,000	4.00%, 06/22/2050	999,769
		29,969,106
	Pipelines - 1.9%
	Buckeye Partners LP
600,000	5.85%, 11/15/2043	559,802
1,625,000	6.75%, 02/01/2030(1)	1,702,623
4,570,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	4,674,194
	Columbia Pipelines Holding Co. LLC
3,695,000	5.00%, 11/17/2032(1)	3,713,946
423,000	5.10%, 10/01/2031(1)	430,178
1,935,000	5.68%, 01/15/2034(1)	2,001,231
2,645,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	2,743,457
285,000	Enbridge, Inc. 8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	326,133
	Energy Transfer LP
2,422,000	5.00%, 05/15/2050	2,046,544
1,245,000	5.35%, 01/15/2036	1,243,656
	Enterprise Products Operating LLC
895,000	3.30%, 02/15/2053	600,378

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Pipelines - 1.9% - (continued)
$ 900,000	3.70%, 01/31/2051	$662,205
4,905,000	4.60%, 01/15/2031	4,966,668
1,160,000	4.90%, 05/15/2046	1,053,282
580,000	5.20%, 01/15/2036	590,117
3,062,653	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	2,595,046
5,205,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	5,393,652
	Hess Midstream Operations LP
6,273,000	4.25%, 02/15/2030(1)	6,127,484
2,680,000	6.50%, 06/01/2029(1)	2,773,811
	MPLX LP
3,060,000	4.80%, 02/15/2031	3,093,176
4,495,000	5.00%, 01/15/2033	4,506,016
825,000	5.40%, 09/15/2035	831,801
2,200,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	2,238,304
	ONEOK, Inc.
3,335,000	4.75%, 10/15/2031	3,349,961
4,315,000	5.05%, 11/01/2034	4,268,453
1,670,000	5.40%, 10/15/2035	1,684,249
1,510,000	6.05%, 09/01/2033	1,601,514
1,200,000	6.10%, 11/15/2032	1,283,513
330,000	6.63%, 09/01/2053	347,264
135,000	7.15%, 01/15/2051	150,229
1,075,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,133,899
	Targa Resources Corp.
3,220,000	5.40%, 07/30/2036	3,225,528
2,335,000	5.55%, 08/15/2035	2,391,418
1,535,000	5.65%, 02/15/2036	1,576,443
2,290,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	2,198,524
335,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	333,501
2,025,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	2,220,145
	Whistler Pipeline LLC
1,380,000	5.70%, 09/30/2031(1)	1,433,447
1,295,000	5.95%, 09/30/2034(1)	1,339,169
		83,410,961
	Real Estate - 0.0%
	CPI Property Group SA
EUR 580,000	4.75%, 07/22/2030(5)	672,746
100,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(5)(6)	115,636
GBP 100,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(3)(5)(6)	134,731
EUR 350,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	339,211
		1,262,324
	Real Estate Investment Trusts - 0.5%
600,000	Carmila SA 3.75%, 01/13/2033(5)	702,537
	Crown Castle, Inc.
$ 630,000	2.10%, 04/01/2031	556,505
5,185,000	2.25%, 01/15/2031	4,637,458
3,280,000	3.10%, 11/15/2029	3,134,143
EUR 595,000	Equinix Europe 2 Financing Corp. LLC 3.63%, 11/22/2034	685,836
585,000	Hammerson PLC 3.50%, 04/15/2032(5)	685,210
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Real Estate Investment Trusts - 0.5% - (continued)
	Hudson Pacific Properties LP
$ 1,201,000	4.65%, 04/01/2029(7)	$1,100,809
1,200,000	5.95%, 02/15/2028	1,179,623
EUR 570,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	685,331
300,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	346,969
600,000	Klepierre SA 0.88%, 02/17/2031(5)	638,447
580,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	681,408
	Prologis Targeted U.S. Logistics Fund LP
$ 1,340,000	4.25%, 01/15/2031(1)	1,329,684
3,890,000	4.75%, 01/15/2036(1)	3,789,523
EUR 575,000	Realty Income Corp. 3.88%, 06/20/2035	679,114
		20,832,597
	Retail - 0.2%
1,525,000	Bertrand Franchise Finance SAS 5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(3)(5)	1,770,482
GBP 1,600,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	2,289,577
$ 1,600,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,594,689
1,377,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,353,085
		7,007,833
	Semiconductors - 0.9%
	Broadcom, Inc.
3,155,000	4.20%, 10/15/2030	3,145,405
1,750,000	5.05%, 07/12/2029	1,802,942
3,695,000	5.20%, 07/15/2035	3,775,760
	Foundry JV Holdco LLC
990,000	5.50%, 01/25/2031(1)	1,025,241
2,165,000	5.90%, 01/25/2033(1)	2,270,757
7,470,000	6.15%, 01/25/2032(1)	7,953,553
630,000	6.20%, 01/25/2037(1)	665,678
	Intel Corp.
450,000	3.10%, 02/15/2060	258,179
3,036,000	3.25%, 11/15/2049	1,977,797
7,460,000	3.73%, 12/08/2047	5,372,170
1,040,000	4.15%, 08/05/2032	1,008,436
505,000	4.75%, 03/25/2050	418,228
	Marvell Technology, Inc.
1,500,000	2.45%, 04/15/2028	1,449,157
2,695,000	2.95%, 04/15/2031	2,497,833
3,335,000	Micron Technology, Inc. 5.65%, 11/01/2032	3,520,306
4,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	3,732,773
		40,874,215
	Software - 0.8%
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	425,925
2,850,000	3.88%, 12/01/2029(1)	2,645,311
	Oracle Corp.
345,000	3.60%, 04/01/2040	254,815
3,570,000	3.60%, 04/01/2050	2,226,747
505,000	3.65%, 03/25/2041	368,499
3,910,000	3.85%, 04/01/2060	2,372,525
3,135,000	3.95%, 03/25/2051	2,055,461
40,000	4.00%, 07/15/2046	27,599
397,000	4.10%, 03/25/2061	254,814
685,000	4.20%, 09/27/2029	673,875
1,108,000	4.30%, 07/08/2034	1,000,584
2,825,000	4.70%, 09/27/2034	2,622,097
11,450,000	4.80%, 09/26/2032	11,084,998
165,000	4.90%, 02/06/2033	158,955
2,438,000	5.38%, 09/27/2054	1,958,824

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.6% - (continued)
	Software - 0.8% - (continued)
$ 925,000	5.50%, 09/27/2064	$733,134
5,062,000	5.55%, 02/06/2053	4,208,785
1,935,000	6.00%, 08/03/2055	1,693,642
1,610,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)(7)	1,434,632
		36,201,222
	Telecommunications - 0.9%
1,250,000	Altice France SA 6.50%, 04/15/2032(1)	1,220,888
GBP 465,000	British Telecommunications PLC 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(3)(5)	685,948
$ 325,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	334,884
2,150,000	EchoStar Corp. 6.75%, 11/30/2030(8)	2,188,137
EUR 1,900,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	2,401,191
	Level 3 Financing, Inc.
$ 1,100,000	7.00%, 03/31/2034(1)	1,139,386
955,000	8.50%, 01/15/2036(1)	977,666
	NTT Finance Corp.
3,965,000	4.88%, 07/16/2030(1)	4,042,947
6,300,000	5.17%, 07/16/2032(1)	6,466,713
4,450,000	Orange SA 4.25%, 01/13/2031(1)	4,412,638
EUR 500,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(3)(5)(6)	660,051
	T-Mobile USA, Inc.
$ 3,510,000	2.55%, 02/15/2031	3,210,874
3,045,000	3.50%, 04/15/2031	2,908,394
1,940,000	3.88%, 04/15/2030	1,906,755
915,000	4.70%, 01/15/2035	895,338
630,000	5.05%, 07/15/2033	640,154
1,075,000	5.13%, 05/15/2032	1,104,957
555,000	5.75%, 01/15/2034	585,862
EUR 590,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(3)(5)	677,455
$ 1,460,000	WULF Compute LLC 7.75%, 10/15/2030(1)	1,522,809
		37,983,047
	Transportation - 0.2%
7,370,000	CSX Corp. 5.05%, 06/15/2035	7,490,564
	Fedex Freight Holding Co., Inc.
2,070,000	4.65%, 03/15/2031(1)	2,068,873
1,090,000	4.95%, 03/15/2033(1)	1,086,964
		10,646,401
	Trucking & Leasing - 0.1%
2,205,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(1)	2,200,640
	Water - 0.0%
EUR 550,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	671,026
GBP 750,000	SW Finance I PLC 5.75%, 11/19/2030(5)	1,028,683
		1,699,709
	Total Corporate Bonds (cost $1,176,530,480)	$1,180,307,568
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
	Bulgaria - 0.0%
EUR 555,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	$664,005
	Colombia - 0.3%
	Colombia Government International Bonds
$ 6,500,000	3.25%, 04/22/2032	5,489,575
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Colombia - 0.3% - (continued)
EUR 595,000	5.00%, 09/19/2032	$681,911
$ 1,655,000	6.13%, 01/21/2031	1,648,049
4,150,000	7.50%, 02/02/2034	4,336,128
		12,155,663
	Germany - 1.5%
	Bundesobligation
EUR 7,310,000	2.10%, 04/12/2029(5)	8,638,139
14,295,000	2.20%, 10/10/2030(5)	16,819,318
	Bundesrepublik Deutschland Bundesanleihe
6,705,000	2.50%, 11/15/2032(5)	7,907,769
4,865,000	2.50%, 02/15/2035(5)	5,643,525
2,250,000	2.60%, 05/15/2041(5)	2,468,262
15,825,000	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	18,736,585
	German Treasury Bills
1,025,000	1.97%, 05/13/2026(5)(9)	1,208,337
4,880,000	1.99%, 04/15/2026(5)(9)	5,762,004
		67,183,939
	Israel - 0.2%
	Israel Government International Bonds
$ 1,760,000	2.75%, 07/03/2030	1,637,197
720,000	3.88%, 07/03/2050	526,002
1,220,000	4.50%, 01/13/2031	1,213,329
1,805,000	5.38%, 03/12/2029	1,855,398
2,505,000	5.38%, 02/19/2030	2,585,662
	State of Israel
2,655,000	3.80%, 05/13/2060(5)(7)	1,791,141
400,000	3.80%, 05/13/2060(5)	269,852
		9,878,581
	Mexico - 1.1%
	Mexico Government International Bonds
940,000	3.50%, 02/12/2034	809,810
EUR 570,000	4.50%, 03/19/2034	675,013
$ 5,750,000	4.88%, 05/19/2033	5,497,575
EUR 600,000	4.88%, 05/16/2036	710,530
$ 10,715,000	5.38%, 03/22/2033	10,551,596
3,315,000	5.38%, 03/22/2033	3,264,778
3,895,000	5.63%, 02/09/2034	3,880,744
1,085,000	5.63%, 09/22/2035	1,063,300
7,615,000	6.63%, 01/29/2038	7,915,412
1,170,000	6.75%, 02/09/2056	1,153,737
5,845,000	6.88%, 05/13/2037	6,179,626
4,320,000	7.38%, 05/13/2055	4,619,808
		46,321,929
	Panama - 0.0%
900,000	Panama Government International Bonds 2.25%, 09/29/2032	742,410
	Philippines - 0.1%
4,035,000	Philippines Government International Bonds 5.00%, 01/27/2036	4,032,814
	Romania - 0.4%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	4,188,798
1,310,000	2.63%, 12/02/2040(5)	1,072,791
11,590,000	2.75%, 04/14/2041(5)	9,552,262
1,365,000	2.88%, 04/13/2042(5)	1,117,237
330,000	3.88%, 10/29/2035(5)	352,085
285,000	6.13%, 10/07/2037(5)	351,392
		16,634,565
	Saudi Arabia - 0.1%
$ 5,460,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	5,321,531

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Serbia - 0.0%
EUR 680,000	Serbia International Bonds 1.65%, 03/03/2033(5)	$685,076
	Total Foreign Government Obligations (cost $163,482,609)	$163,620,513
MUNICIPAL BONDS - 0.5%
	Development - 0.1%
$ 3,840,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,791,900
	General - 0.3%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,788,376
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,672,290
		11,460,666
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,080,742
2,965,000	6.32%, 11/01/2029	2,945,306
		4,026,048
	Transportation - 0.0%
460,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	429,199
	Total Municipal Bonds (cost $20,312,621)	$19,707,813
U.S. GOVERNMENT AGENCIES - 39.8%
	Mortgage-Backed Agencies - 39.8%
	Federal Home Loan Mortgage Corp. - 8.5%
23,494	0.00%, 11/15/2036(10)(11)	$19,874
28,598,503	0.15%, 10/25/2034(3)(4)	448,919
6,310,831	0.26%, 01/25/2027(3)(4)	14,841
19,049,524	0.28%, 05/25/2034(3)(4)	449,317
10,207,311	0.37%, 12/25/2033(3)(4)	275,027
9,993,163	0.48%, 01/25/2034(3)(4)	274,433
19,552,222	0.58%, 03/25/2027(3)(4)	97,892
4,947,939	0.61%, 10/25/2026(3)(4)	14,314
23,884,607	0.71%, 12/25/2030(3)(4)	697,882
11,247,905	0.73%, 06/25/2027(3)(4)	82,076
5,615,220	0.87%, 11/25/2030(3)(4)	193,285
2,449,566	1.00%, 02/25/2051	2,157,898
10,131,955	1.01%, 10/25/2030(3)(4)	387,925
11,190,915	1.11%, 01/25/2030(3)(4)	409,142
16,803,472	1.11%, 06/25/2030(3)(4)	692,243
12,156,715	1.43%, 05/25/2030(3)(4)	621,266
880,376	1.50%, 10/01/2051	682,223
2,296,268	1.50%, 11/01/2051	1,779,430
7,586,830	1.56%, 05/25/2030(3)(4)	426,949
12,512,569	1.70%, 10/25/2054, 30 day USD SOFR Average + 5.40%(3)(4)	549,347
494,887	1.75%, 10/15/2042	436,369
786,938	2.00%, 06/01/2036	727,542
393,537	2.00%, 12/01/2040	347,293
2,457,343	2.00%, 05/01/2041	2,157,408
2,775,197	2.00%, 12/01/2041	2,425,489
9,886,300	2.00%, 02/15/2042(4)	909,600
707,922	2.00%, 07/25/2050	628,905
2,406,279	2.00%, 10/01/2050	1,971,604
2,085,839	2.00%, 02/01/2051	1,721,638
11,115,634	2.00%, 03/01/2051	9,110,480
5,978,445	2.00%, 04/01/2051	4,883,987
2,264,875	2.00%, 05/01/2051	1,878,892
943,296	2.00%, 08/01/2051	772,093
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 958,586	2.00%, 11/01/2051	$789,879
3,694,914	2.00%, 04/01/2052	3,050,818
5,555,862	2.00%, 06/15/2052(4)	741,563
11,888,414	2.05%, 05/25/2055, 30 day USD SOFR Average + 5.75%(3)(4)	690,928
87,546	2.50%, 03/15/2028(4)	1,638
67,857	2.50%, 05/15/2028(4)	1,431
8,196,926	2.50%, 02/15/2042(4)	904,179
1,222,771	2.50%, 05/01/2050	1,058,901
1,442,486	2.50%, 06/01/2050	1,243,321
4,359,982	2.50%, 06/25/2050(4)	678,299
9,074,243	2.50%, 07/01/2050	7,843,185
2,497,014	2.50%, 09/01/2050	2,154,817
459,091	2.50%, 10/01/2050	399,142
2,715,889	2.50%, 11/01/2050	2,337,658
4,596,382	2.50%, 01/25/2051(4)	717,773
836,569	2.50%, 02/01/2051	727,568
2,144,734	2.50%, 03/01/2051	1,839,868
1,010,912	2.50%, 05/01/2051	870,108
1,279,319	2.50%, 07/01/2051	1,097,667
825,884	2.50%, 08/01/2051	711,667
1,521,529	2.50%, 10/01/2051	1,306,064
8,871,442	2.50%, 03/15/2052(4)	1,384,280
2,481,814	2.50%, 03/25/2052	2,247,509
5,243,304	2.50%, 04/01/2052	4,482,282
5,902,596	2.50%, 08/25/2052(4)	900,480
1,073,243	2.75%, 12/15/2041	1,028,974
101,612	3.00%, 03/15/2028(4)	2,088
132,985	3.00%, 08/01/2029	131,326
1,961,220	3.00%, 10/01/2032	1,913,400
169,776	3.00%, 03/15/2033(4)	11,226
816,723	3.00%, 04/01/2033	797,566
1,082,881	3.00%, 11/01/2036	1,032,843
1,092,751	3.00%, 01/01/2037	1,041,573
2,801,801	3.00%, 11/01/2046	2,558,427
5,907,849	3.00%, 12/01/2046	5,380,842
5,199,472	3.00%, 12/25/2049(4)	861,903
7,132,419	3.00%, 08/25/2050(4)	1,268,424
2,889,817	3.00%, 10/01/2051	2,605,897
1,100,414	3.00%, 01/01/2052	992,734
1,449,175	3.00%, 05/01/2052	1,301,582
995,000	3.12%, 10/25/2031(3)	943,106
275,837	3.25%, 11/15/2041	260,690
9,224	3.50%, 09/15/2026(4)	76
2,561,769	3.50%, 01/15/2033(4)	196,094
456,282	3.50%, 08/01/2034	446,988
75,335	3.50%, 03/15/2041(4)	540
1,298,170	3.50%, 01/15/2043(4)	198,436
690,275	3.50%, 10/15/2045	656,992
153,475	3.50%, 06/01/2046	145,409
997,239	3.50%, 10/01/2047	937,139
495,332	3.50%, 12/01/2047	465,539
1,473,612	3.50%, 01/01/2048	1,384,208
936,668	3.50%, 03/01/2048	885,769
78,147	3.50%, 04/01/2048	73,622
365,765	3.50%, 05/01/2048	342,852
741,885	3.50%, 12/01/2048	696,067
7,486	4.00%, 07/15/2027(4)	80
2,951	4.00%, 03/15/2028(4)	10
7,074	4.00%, 06/15/2028(4)	40
173,173	4.00%, 07/15/2030(4)	8,416
1,136,720	4.00%, 05/25/2040(4)	168,727
1,644,506	4.00%, 09/15/2041	1,604,225
531,813	4.00%, 05/01/2042	523,617
150,467	4.00%, 08/01/2042	147,497
193,683	4.00%, 09/01/2042	189,899

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 61,951	4.00%, 07/01/2044	$59,974
3,242,171	4.00%, 03/25/2045(4)	528,568
172,718	4.00%, 02/01/2046	168,372
189,638	4.00%, 04/01/2047	185,165
597,987	4.00%, 11/01/2047	584,138
93,122	4.00%, 09/01/2048	90,691
3,372,220	4.00%, 04/01/2049	3,272,606
689,314	4.00%, 05/01/2049	671,488
2,553,128	4.00%, 07/01/2049	2,486,130
124,632	4.50%, 02/01/2039	125,438
942,384	4.50%, 05/01/2042	947,812
269,102	4.50%, 07/01/2042	270,515
172,093	4.50%, 09/01/2044	170,299
2,651,507	4.50%, 03/01/2053	2,610,172
480,601	4.75%, 07/15/2039	489,136
267,352	5.00%, 09/15/2033(4)	33,564
53,986	5.00%, 04/01/2038	55,414
146,045	5.00%, 08/01/2039	149,910
53,863	5.00%, 09/01/2039	54,937
146,174	5.00%, 01/01/2040	149,489
2,232,932	5.00%, 07/01/2040	2,259,042
47,685	5.00%, 08/01/2040	48,857
2,153	5.00%, 02/01/2041	2,210
63,401	5.00%, 07/01/2041	65,074
92,812	5.00%, 04/01/2044	95,194
2,555,179	5.00%, 03/15/2045(4)	516,629
48,527	5.00%, 03/01/2047	48,992
12,425	5.00%, 11/01/2047	12,655
439,090	5.00%, 02/15/2048(4)	85,815
1,892,806	5.00%, 08/01/2052	1,898,950
2,582,252	5.00%, 08/25/2052	2,596,756
799,909	5.00%, 10/01/2052	802,784
2,531,466	5.00%, 10/25/2052	2,534,781
959,000	5.00%, 11/01/2052	962,799
1,400,175	5.00%, 04/01/2053	1,412,649
10,092	5.50%, 08/15/2033	10,477
244,214	5.50%, 04/15/2036(4)	42,084
2,317	5.50%, 11/01/2037	2,419
4,304,629	5.50%, 12/01/2037	4,402,571
11,934	5.50%, 04/01/2038	12,418
11,470	5.50%, 06/01/2038	11,927
582,084	5.50%, 08/01/2038	607,782
31,508	5.50%, 05/01/2040	32,795
126,261	5.50%, 08/01/2040	131,386
140,099	5.50%, 06/01/2041	145,686
916,948	5.50%, 10/15/2046(4)	172,213
416,261	5.50%, 12/15/2046(4)	55,949
3,212,111	5.50%, 02/01/2053	3,272,905
873,856	5.50%, 08/01/2053	888,256
29,735	5.50%, 09/01/2053	30,232
802,888	5.50%, 10/01/2053	816,086
42,155	5.50%, 11/01/2053	42,759
13,357,824	5.50%, 12/01/2053	13,565,163
1,031,976	5.50%, 02/01/2054	1,047,525
227,373	5.50%, 03/01/2054	230,695
21,711,894	5.50%, 04/01/2054	22,029,109
14,585,915	5.50%, 08/01/2054	14,796,060
17,175,339	5.50%, 09/01/2054	17,421,679
33,425,641	5.50%, 12/01/2054	33,905,053
5,655,771	5.50%, 06/01/2055	5,795,422
34,047,206	5.50%, 12/01/2055	34,535,533
825,448	5.55%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(3)	832,137
449	6.00%, 11/01/2032	460
32,052	6.00%, 11/01/2033	33,313
23,416	6.00%, 02/01/2034	24,328
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 36,449	6.00%, 07/01/2034	$37,941
9,603	6.00%, 08/01/2034	10,002
15,984	6.00%, 09/01/2034	16,683
9,844	6.00%, 01/01/2035	10,211
8,875	6.00%, 03/01/2035	9,213
15,417	6.00%, 05/01/2038	16,005
76,704	6.00%, 06/01/2038	80,596
152,542	6.00%, 05/15/2039	162,087
1,919,625	6.00%, 11/01/2052	1,978,817
1,755,634	6.00%, 12/01/2052	1,823,258
816,159	6.00%, 03/01/2053	851,415
21,191,213	6.00%, 06/01/2054	21,744,001
7,181,977	6.00%, 08/01/2054	7,386,568
7,139,345	6.00%, 01/01/2055	7,310,507
95,881	6.50%, 07/15/2036	99,749
2,422,000	6.60%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(3)	2,477,246
10,155,000	7.05%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(3)	10,297,779
3,377,000	7.05%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(3)	3,477,263
6,760,000	7.05%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(3)	6,960,380
6,410,000	7.20%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(3)	6,714,619
1,040,000	7.25%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(3)	1,081,526
6,474,000	7.35%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(3)	6,607,559
2,890,000	7.40%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(3)	3,008,979
2,810,000	7.45%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(3)	2,891,237
4,865,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	5,085,433
		379,111,952
	Federal National Mortgage Association - 11.0%
20,883	0.00%, 03/25/2036(10)(11)	18,157
421,035	0.00%, 06/25/2041(10)(11)	321,002
100,000	0.00%, 09/25/2041(10)(11)	76,277
7,182,413	0.30%, 01/25/2030(3)(4)	57,675
9,333,519	1.45%, 05/25/2029(3)(4)	293,025
1,678,778	1.50%, 09/01/2051	1,301,578
2,523,396	1.50%, 10/01/2051	1,956,163
1,714,145	1.50%, 11/01/2051	1,328,330
2,316,917	1.50%, 04/01/2052	1,795,431
704,459	1.75%, 12/25/2042	644,825
469,092	1.84%, 05/25/2046(3)(4)	23,408
558,673	1.86%, 04/25/2055(3)(4)	25,302
981,079	2.00%, 05/01/2036	906,634
2,200,732	2.00%, 08/01/2036	2,035,420
1,427,505	2.00%, 09/01/2036	1,323,223
965,456	2.00%, 12/01/2036	894,912
503,095	2.00%, 09/25/2039	455,077
1,650,247	2.00%, 09/01/2040	1,460,927
5,322,763	2.00%, 12/01/2040	4,694,884
1,558,708	2.00%, 04/01/2041	1,374,416
497,895	2.00%, 05/01/2041	437,513
3,366,528	2.00%, 10/01/2041	2,947,402
1,324,282	2.00%, 02/01/2042	1,165,915
8,328,699	2.00%, 02/25/2042(4)	796,480
2,960,378	2.00%, 03/25/2050	2,572,281
2,544,886	2.00%, 09/01/2050	2,097,279
11,296,225	2.00%, 10/25/2050(4)	1,389,544
5,654,452	2.00%, 12/01/2050	4,639,718

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 1,192,734	2.00%, 01/01/2051	$987,953
13,726,794	2.00%, 02/01/2051	11,241,755
21,691,908	2.00%, 03/01/2051	17,729,426
13,876,005	2.00%, 04/01/2051	11,346,227
6,958,360	2.00%, 05/01/2051	5,686,198
730,952	2.00%, 07/01/2051	597,617
1,906,364	2.00%, 08/01/2051	1,587,265
77,075	2.00%, 12/01/2051	63,564
5,496,893	2.00%, 03/25/2052(4)	688,861
421,253	2.02%, 06/25/2055(3)(4)	20,942
474,232	2.08%, 08/25/2044(3)(4)	28,157
7,769,679	2.14%, 03/25/2055, 30 day USD SOFR Average + 5.84%(3)(4)	407,097
1,350,388	2.25%, 04/01/2033	1,192,725
6,089,147	2.25%, 10/25/2054, 30 day USD SOFR Average + 5.95%(3)(4)	309,523
44,435	2.50%, 06/25/2028(4)	908
3,280,015	2.50%, 06/01/2040	2,987,884
130,235	2.50%, 01/01/2043	116,346
795,482	2.50%, 02/01/2043	712,271
738,517	2.50%, 03/01/2043	663,180
420,000	2.50%, 03/25/2043	344,231
341,572	2.50%, 04/01/2043	305,464
172,571	2.50%, 06/01/2043	153,765
227,691	2.50%, 08/01/2043	201,844
1,401,314	2.50%, 04/01/2050	1,203,922
1,494,638	2.50%, 06/01/2050	1,287,804
1,898,743	2.50%, 07/01/2050	1,642,332
2,508,873	2.50%, 09/01/2050	2,152,786
3,841,119	2.50%, 10/01/2050	3,331,736
2,070,729	2.50%, 11/01/2050	1,770,567
1,035,036	2.50%, 12/01/2050	890,889
1,525,676	2.50%, 01/01/2051	1,322,499
902,355	2.50%, 02/01/2051	776,677
9,237,542	2.50%, 02/25/2051(4)	1,489,814
829,627	2.50%, 03/01/2051	713,929
28,820,159	2.50%, 05/01/2051	24,822,637
3,542,738	2.50%, 06/01/2051	3,033,981
2,052,058	2.50%, 07/01/2051	1,763,707
1,265,705	2.50%, 09/01/2051	1,092,452
10,868,114	2.50%, 10/01/2051	9,360,444
18,067,641	2.50%, 11/01/2051	15,628,874
1,969,176	2.50%, 12/01/2051	1,707,014
2,157,594	2.50%, 01/01/2052	1,859,764
19,416,558	2.50%, 03/01/2052	16,540,448
2,036,183	2.50%, 04/01/2052	1,760,986
4,614,126	2.50%, 06/25/2052(4)	692,967
4,815,162	2.50%, 09/25/2052(4)	751,057
2,960,917	2.50%, 01/01/2057	2,530,371
22,483	2.55%, 07/25/2044	22,108
28,160	3.00%, 09/25/2027(4)	416
25,534	3.00%, 12/25/2027(4)	440
101,393	3.00%, 01/25/2028(4)	1,069
117,756	3.00%, 01/01/2030	116,040
1,018,186	3.00%, 04/25/2033(4)	59,027
428,441	3.00%, 08/01/2033	418,483
207,810	3.00%, 06/01/2035	199,370
192,305	3.00%, 07/01/2035	183,863
1,269,762	3.00%, 03/01/2037	1,210,364
41,133	3.00%, 10/01/2037	38,746
2,352,384	3.00%, 06/01/2043	2,179,903
1,321,409	3.00%, 09/01/2048	1,201,362
846,839	3.00%, 08/25/2049	776,589
1,047,620	3.00%, 02/01/2050	949,068
3,807,145	3.00%, 08/01/2050	3,400,340
1,546,095	3.00%, 10/01/2050	1,375,146
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 2,229,365	3.00%, 12/01/2050	$1,983,215
718,732	3.00%, 04/01/2051	641,263
1,805,902	3.00%, 05/01/2051	1,641,161
7,176,269	3.00%, 06/25/2051(4)	1,175,405
3,229,339	3.00%, 08/01/2051	2,901,013
5,196,495	3.00%, 10/01/2051	4,663,893
6,252,105	3.00%, 11/01/2051	5,590,107
2,789,655	3.00%, 12/01/2051	2,494,692
1,373,768	3.00%, 01/01/2052	1,229,234
4,427,062	3.00%, 01/25/2052(4)	698,682
1,530,920	3.00%, 04/01/2052	1,373,270
2,002,555	3.00%, 05/01/2052	1,798,393
600,000	3.00%, 09/25/2057	466,991
298,143	3.38%, 12/01/2029	291,944
54,824	3.50%, 05/25/2027(4)	631
66,833	3.50%, 10/25/2027(4)	1,376
128,916	3.50%, 05/25/2030(4)	6,005
38,877	3.50%, 08/25/2030(4)	1,213
2,655	3.50%, 02/25/2031(4)	18
1,480,307	3.50%, 08/25/2033(4)	116,452
209,767	3.50%, 09/25/2035(4)	18,034
1,284,326	3.50%, 11/25/2039(4)	108,072
2,922,968	3.50%, 08/01/2043	2,784,514
83,819	3.50%, 09/01/2043	79,412
512,233	3.50%, 10/01/2044	486,909
452,686	3.50%, 02/01/2045	428,733
612,566	3.50%, 01/01/2046	580,245
94,652	3.50%, 02/01/2046	89,473
453,931	3.50%, 03/01/2046	429,928
808,463	3.50%, 09/01/2046	762,176
363,706	3.50%, 10/01/2046	343,035
307,755	3.50%, 10/25/2046(4)	57,632
405,622	3.50%, 11/01/2046	384,095
2,376,266	3.50%, 12/01/2046	2,256,574
775,364	3.50%, 05/01/2047	733,358
1,608,481	3.50%, 09/01/2047	1,514,470
296,293	3.50%, 12/01/2047	280,683
863,617	3.50%, 01/01/2048	809,888
4,095,159	3.50%, 02/01/2048	3,882,122
500,000	3.50%, 05/25/2048	453,743
1,200,922	3.50%, 07/01/2048	1,135,240
270,987	3.50%, 11/01/2048	254,696
3,246,240	3.50%, 04/01/2052	3,033,538
4,160,177	3.50%, 09/01/2057	3,818,678
1,691,477	3.50%, 05/01/2058	1,552,625
2,148,286	3.50%, 12/25/2058	1,956,014
3,481,000	3.92%, 10/01/2030	3,453,932
3,434,075	3.96%, 11/01/2030	3,410,102
3,434,259	3.97%, 10/01/2030	3,414,170
20,480	4.00%, 05/25/2027(4)	217
394,234	4.00%, 04/01/2038	389,527
820,702	4.00%, 10/01/2040	807,115
292,083	4.00%, 11/01/2040	287,291
333,698	4.00%, 12/01/2040	328,346
103,726	4.00%, 02/01/2041	101,284
295,314	4.00%, 03/01/2041	290,212
844,427	4.00%, 06/01/2041	838,096
102,703	4.00%, 03/25/2042(4)	10,217
103,066	4.00%, 08/01/2042	100,860
282,365	4.00%, 09/01/2042	276,701
46,707	4.00%, 11/25/2042(4)	4,056
120,316	4.00%, 11/25/2043	119,113
37,902	4.00%, 06/01/2044	36,936
5,587	4.00%, 08/01/2044	5,444
41,252	4.00%, 10/01/2044	40,188
68,549	4.00%, 11/01/2044	66,806

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 45,673	4.00%, 03/01/2045	$44,498
60,729	4.00%, 05/01/2045	59,150
369,011	4.00%, 07/01/2045	360,241
415,924	4.00%, 03/01/2046	405,684
247,471	4.00%, 05/01/2046	241,359
350,911	4.00%, 06/01/2046	341,524
354,501	4.00%, 04/01/2047	345,592
750,316	4.00%, 10/01/2047	730,302
776,214	4.00%, 11/01/2047	755,307
3,766,439	4.00%, 06/01/2048	3,656,610
498,278	4.00%, 09/01/2048	484,676
4,775,390	4.00%, 10/01/2048	4,647,461
2,155,519	4.00%, 01/01/2049	2,098,385
4,239,540	4.00%, 04/01/2049	4,093,561
735,569	4.00%, 05/01/2049	715,933
174,712	4.00%, 08/01/2049	170,410
2,946,863	4.00%, 04/01/2050	2,870,752
3,215,571	4.00%, 06/25/2050(4)	642,917
3,438,057	4.00%, 11/25/2050(4)	699,758
1,861,557	4.00%, 08/01/2051	1,811,362
1,987,675	4.00%, 06/01/2052	1,917,845
5,523,800	4.12%, 11/01/2030	5,525,441
4,400,000	4.37%, 11/01/2030	4,448,942
4,474,128	4.39%, 04/01/2029	4,547,140
2	4.50%, 07/25/2027(4)	—
173,578	4.50%, 09/01/2035	174,493
1,425,999	4.50%, 12/01/2037	1,438,133
44,022	4.50%, 08/01/2040	44,226
549,533	4.50%, 10/01/2040	552,160
26,137	4.50%, 08/01/2041	26,244
6,295	4.50%, 09/01/2041	6,312
284,833	4.50%, 10/01/2041	285,990
1,097,208	4.50%, 08/25/2043(4)	213,867
228,719	4.50%, 09/01/2043	229,812
576,020	4.50%, 04/01/2049	572,914
1,856,072	4.50%, 01/01/2051	1,821,239
6,085,192	4.50%, 03/25/2051(4)	1,178,723
3,516,426	4.50%, 03/01/2053	3,453,279
2,785,000	4.52%, 10/01/2030	2,834,069
760,000	4.75%, 04/01/2028	770,533
40,314	5.00%, 04/25/2038	40,888
944,760	5.00%, 12/25/2043(4)	181,560
3,538,993	5.00%, 12/25/2051	3,543,975
16,331,817	5.00%, 09/01/2052	16,397,391
4,689,262	5.00%, 10/01/2052	4,713,428
803,939	5.00%, 11/01/2052	807,093
9,098,898	5.00%, 01/01/2053	9,138,231
3,515,000	5.07%, 12/01/2028	3,623,743
33,898	5.50%, 06/01/2033	35,024
132,120	5.50%, 07/01/2033	134,385
9,768	5.50%, 08/01/2033	9,908
535,009	5.50%, 11/01/2035	557,201
4,694,065	5.50%, 11/25/2035	4,843,202
126,397	5.50%, 04/01/2036	131,820
123,229	5.50%, 04/25/2037	128,128
1,333,947	5.50%, 04/01/2038	1,364,299
3,443,754	5.50%, 11/01/2039	3,520,399
7,281,973	5.50%, 08/01/2040	7,447,900
835,829	5.50%, 11/25/2040(4)	92,553
288,841	5.50%, 06/25/2042(4)	54,623
467,858	5.50%, 09/25/2044(4)	79,567
3,211,254	5.50%, 06/25/2051	3,258,901
1,762,472	5.50%, 12/25/2051	1,781,115
3,526,124	5.50%, 03/25/2052	3,574,695
3,266,783	5.50%, 04/25/2052	3,339,372
1,904,363	5.50%, 10/01/2052	1,942,633
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 3,232,979	5.50%, 11/01/2052	$3,295,194
6,377,876	5.50%, 12/01/2052	6,500,182
3,329,523	5.50%, 06/01/2053	3,392,243
804,906	5.50%, 07/01/2053	817,399
83,097	5.50%, 08/01/2053	84,401
333,985	5.50%, 09/01/2053	339,560
678,313	5.50%, 10/01/2053	689,773
3,386,125	5.50%, 11/01/2053	3,441,789
52,763	5.50%, 12/01/2053	53,520
2,585,915	5.50%, 02/01/2054	2,624,284
194,443	5.50%, 03/01/2054	197,254
38,272,382	5.50%, 08/01/2054	38,821,755
8,138	5.52%, 05/25/2042(3)(4)	801
39,474	6.00%, 12/01/2032	40,401
44,149	6.00%, 03/01/2033	45,721
119,217	6.00%, 02/01/2037	125,821
104,221	6.00%, 12/01/2037	110,010
55,405	6.00%, 03/01/2038	58,295
23,611	6.00%, 10/01/2038	24,922
397,073	6.00%, 01/25/2042(4)	18,020
1,076,982	6.00%, 04/01/2044	1,107,225
1,834,703	6.00%, 05/01/2053	1,907,528
7,233,759	6.00%, 02/01/2054	7,407,889
3,248,095	6.00%, 05/01/2054	3,328,483
2,994,937	6.00%, 06/01/2054	3,068,722
2,468,033	6.00%, 09/01/2054	2,531,656
9,425,774	6.00%, 11/01/2054	9,670,409
755	7.50%, 12/01/2029	763
2,240	7.50%, 03/01/2030	2,315
6,382	7.50%, 09/01/2031	6,510
		489,627,173
	Government National Mortgage Association - 10.0%
475,256	1.25%, 05/20/2051	377,283
3,630,531	2.00%, 10/20/2050	3,021,637
4,287,453	2.00%, 11/20/2050	3,568,936
4,389,918	2.00%, 12/20/2050	3,653,642
136,321	2.00%, 01/20/2051	113,457
1,882,578	2.00%, 08/20/2051	1,622,651
13,158,481	2.00%, 02/20/2052	10,951,165
18,007,953	2.00%, 03/20/2052	14,987,094
787,240	2.00%, 06/20/2052	655,178
548,176	2.14%, 04/20/2040	462,814
271,062	2.50%, 12/16/2039	259,676
644,883	2.50%, 07/20/2041	591,868
3,640,682	2.50%, 10/20/2049	3,282,732
2,791,705	2.50%, 11/20/2049	2,435,091
2,220,519	2.50%, 03/20/2051	1,924,561
15,098,474	2.50%, 04/20/2051	13,086,563
4,879,321	2.50%, 07/20/2051	4,229,177
9,741,674	2.50%, 09/20/2051	8,443,092
24,962,801	2.50%, 10/20/2051	21,635,191
2,084,999	2.50%, 11/20/2051	1,807,059
574,999	2.50%, 02/20/2052	498,349
19,314,987	2.50%, 03/20/2052	16,740,196
22,999,990	2.50%, 04/20/2052	19,933,954
30,464,000	2.50%, 02/20/2056(12)	26,382,326
39,802	3.00%, 09/20/2028(4)	152
1,576,250	3.00%, 05/20/2035(4)	68,306
462,235	3.00%, 09/20/2042	408,261
52,542	3.00%, 11/15/2042	48,512
228,281	3.00%, 02/16/2043(4)	29,727
59,620	3.00%, 06/15/2043	54,931
25,016	3.00%, 10/15/2044	22,725
41,183	3.00%, 02/15/2045	37,405
24,419	3.00%, 03/15/2045	22,183
103,890	3.00%, 04/15/2045	94,377

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Government National Mortgage Association - 10.0% - (continued)
$ 228,386	3.00%, 04/20/2045	$214,641
26,437	3.00%, 06/15/2045	23,853
522,774	3.00%, 07/15/2045	474,891
10,494	3.00%, 08/15/2045	9,533
29,472	3.00%, 11/20/2045	27,034
169,000	3.00%, 02/20/2046	142,656
5,135,629	3.00%, 07/20/2050(4)	657,403
10,357,285	3.00%, 04/20/2051	9,366,092
2,849,215	3.00%, 06/20/2051	2,574,537
3,055,223	3.00%, 08/20/2051	2,760,540
3,834,650	3.00%, 09/20/2051	3,465,882
2,621,631	3.00%, 10/20/2051	2,369,118
8,920,506	3.00%, 12/20/2051	8,070,002
2,138,148	3.00%, 12/20/2052	1,934,960
5,265	3.50%, 02/16/2027(4)	13
31,302	3.50%, 03/20/2027(4)	75
27,241	3.50%, 07/20/2040(4)	173
187,654	3.50%, 04/20/2042(4)	4,720
150,430	3.50%, 05/15/2042	141,627
1,210,357	3.50%, 10/20/2042(4)	169,384
409,264	3.50%, 12/15/2042	384,807
337,767	3.50%, 03/15/2043	317,266
473,718	3.50%, 04/15/2043	444,957
770,126	3.50%, 05/15/2043	723,620
364,877	3.50%, 07/20/2043(4)	55,988
1,508,395	3.50%, 03/20/2044	1,424,753
1,567,475	3.50%, 06/20/2046	1,473,564
1,583,164	3.50%, 02/20/2047	1,487,307
219,747	3.50%, 07/20/2047	206,191
1,735,387	3.50%, 08/20/2047	1,633,693
61,528	3.50%, 09/20/2047	57,675
75,706	3.50%, 10/20/2047	70,966
358,831	3.50%, 11/20/2047	336,805
321,704	3.50%, 03/20/2048	301,164
2,231,172	3.50%, 06/20/2049	2,085,269
1,243,488	3.50%, 07/20/2049	1,161,402
5,432,648	3.50%, 11/20/2049	5,065,615
583,550	3.50%, 12/20/2049	541,810
353,757	3.50%, 01/20/2050	329,756
366,868	3.50%, 06/20/2050	341,601
5,450,770	3.50%, 02/20/2051	5,082,875
761,378	3.50%, 03/20/2052	738,756
940,911	3.88%, 08/15/2042	906,585
900	4.00%, 04/16/2026(4)	1
926	4.00%, 12/16/2026(4)	0 (13)
44,581	4.00%, 05/20/2029(4)	120
538,766	4.00%, 09/20/2040	522,070
94,895	4.00%, 10/20/2040	91,740
241,991	4.00%, 12/20/2040	234,207
60,051	4.00%, 05/16/2042(4)	4,742
1,745,590	4.00%, 09/16/2042(4)	362,230
82,914	4.00%, 01/20/2044(4)	15,935
1,298,921	4.00%, 02/20/2045	1,257,106
994,249	4.00%, 08/20/2045	958,809
677,661	4.00%, 03/20/2047(4)	109,955
272,960	4.00%, 11/20/2047	259,266
836,729	4.00%, 03/20/2048	796,637
3,482,695	4.00%, 07/20/2048	3,348,979
5,504,957	4.00%, 08/20/2052	5,250,931
8,168	4.50%, 07/15/2033	8,202
20,507	4.50%, 05/15/2040	20,512
107,477	4.50%, 06/15/2041	107,118
14,483	4.50%, 09/20/2041	14,525
7,596	4.50%, 05/20/2044	7,599
391,785	4.50%, 06/20/2044	391,906
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Government National Mortgage Association - 10.0% - (continued)
$ 337,417	4.50%, 10/20/2044	$337,035
576,171	4.50%, 05/20/2045(4)	127,934
1,805,697	4.50%, 08/20/2045(4)	338,962
275,060	4.50%, 01/20/2046	274,664
1,050,322	4.50%, 12/16/2046(4)	143,860
851,465	4.50%, 01/20/2047(4)	91,158
1,235,493	4.50%, 05/20/2048(4)	182,843
908,174	4.50%, 08/20/2049	897,485
1,497,965	4.50%, 09/20/2049	1,483,774
1,374,875	4.50%, 08/20/2052	1,353,195
1,242,160	4.50%, 09/20/2052	1,222,381
5,730,069	4.50%, 10/20/2052	5,640,593
11,121,895	4.50%, 11/20/2054	10,873,075
10,924,971	4.50%, 12/20/2054	10,680,558
7,005,000	4.50%, 02/20/2056(12)	6,839,463
37,434	5.00%, 05/20/2034	37,934
16,582	5.00%, 07/15/2039	17,079
842,249	5.00%, 02/16/2040(4)	164,438
1,388,448	5.00%, 05/20/2040(4)	1,310,946
996,091	5.00%, 06/20/2040	1,027,013
391,560	5.00%, 07/20/2040	402,753
226,442	5.00%, 06/15/2041	231,204
242,334	5.00%, 10/16/2041(4)	40,448
329,976	5.00%, 03/15/2044	336,883
456,009	5.00%, 06/20/2046(4)	47,051
182,097	5.00%, 01/16/2047(4)	34,309
132,039	5.00%, 09/16/2047(4)	28,228
4,518,508	5.00%, 10/20/2047(4)	914,143
143,583	5.00%, 06/20/2048(4)	16,068
4,532,286	5.00%, 06/15/2052	4,540,097
137,162	5.00%, 07/15/2052	137,398
34,950,000	5.00%, 03/20/2055(12)	34,880,252
18,042,500	5.00%, 02/20/2056(12)	18,038,209
119,593	5.50%, 05/20/2038	122,688
451,104	5.50%, 03/20/2039(4)	29,297
480,981	5.50%, 02/16/2047(4)	62,396
261,521	5.50%, 02/20/2047(4)	37,403
35,125,000	5.50%, 02/20/2056(12)	35,508,668
44,150,000	5.50%, 03/20/2056(12)	44,573,610
353,774	5.93%, 07/20/2039(3)(4)	1,787
11,519	6.00%, 11/15/2032	11,661
46,297	6.00%, 02/15/2033	46,817
3,097	6.00%, 07/15/2033	3,125
10,816	6.00%, 10/15/2034	10,939
97,582	6.00%, 03/15/2036	102,345
1,107	6.00%, 05/15/2036	1,169
59,330	6.00%, 08/15/2039	61,412
4,734	6.00%, 09/15/2039	4,916
9,162	6.00%, 06/15/2040	9,470
583,547	6.00%, 09/20/2040(4)	92,348
536,590	6.00%, 02/20/2046(4)	61,429
2,363,874	6.00%, 07/20/2055	2,422,807
10,078,852	6.00%, 09/20/2055	10,330,128
4,515,000	6.00%, 02/20/2056(12)	4,618,267
9,798,000	6.00%, 03/20/2056(12)	9,986,888
2,281	6.50%, 09/15/2028	2,339
153	6.50%, 10/15/2028	159
1,606	6.50%, 12/15/2028	1,657
5,179	6.50%, 05/15/2029	5,309
2,172	6.50%, 08/15/2031	2,238
42,966	6.50%, 11/15/2031	43,728
11,803	6.50%, 01/15/2032	12,183
2,036	6.50%, 03/15/2032	2,070
1,396	6.50%, 04/15/2032	1,446
		443,654,552

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.8% - (continued)
	Mortgage-Backed Agencies - 39.8% - (continued)
	Tennessee Valley Authority Power - 0.0%
$ 700,000	4.25%, 09/15/2065	$575,243
	Uniform Mortgage-Backed Security - 10.3%
7,027,000	2.00%, 02/01/2056(12)	5,699,157
4,685,000	2.50%, 02/01/2056(12)	3,976,032
30,210,000	3.00%, 02/01/2056(12)	26,771,712
27,330,000	3.00%, 03/01/2056(12)	24,200,276
20,645,000	3.50%, 03/01/2056(12)	19,071,386
1,610,000	4.00%, 02/01/2041(12)	1,587,903
88,000,000	4.50%, 03/01/2040(12)	87,997,884
854,000	4.50%, 02/01/2056(12)	836,593
30,235,000	5.00%, 02/01/2056(12)	30,226,670
27,305,000	5.50%, 02/01/2041(12)	27,902,002
32,278,000	5.50%, 02/01/2056(12)	32,727,003
18,635,000	5.50%, 03/01/2056(12)	18,871,656
107,025,000	6.00%, 03/01/2055(12)	109,537,050
35,683,000	6.00%, 02/01/2056(12)	36,538,658
11,760,000	6.50%, 03/01/2055(12)	12,180,328
16,425,000	6.50%, 02/01/2056(12)	17,008,858
		455,133,168
	Total U.S. Government Agencies (cost $1,793,930,643)	$1,768,102,088
U.S. GOVERNMENT SECURITIES - 23.2%
	U.S. Treasury Securities - 23.2%
	U.S. Treasury Bonds - 10.8%
100,845,000	1.25%, 05/15/2050	$48,145,609
23,005,000	1.38%, 08/15/2050	11,282,335
26,985,000	2.50%, 02/15/2045	19,058,156
18,100,000	2.50%, 02/15/2046	12,574,551
23,034,000	2.88%, 11/15/2046	16,965,081
12,500,000	3.00%, 02/15/2047	9,387,207
14,136,000	3.00%, 05/15/2047	10,582,121
17,840,000	3.00%, 02/15/2048	13,233,656
58,725,000	3.00%, 08/15/2052(14)(15)	41,869,090
11,885,000	3.13%, 02/15/2043	9,588,316
55,100,000	3.13%, 08/15/2044(16)	43,526,848
43,015,000	3.13%, 05/15/2048	32,555,298
16,225,000	3.38%, 08/15/2042	13,668,295
63,465,000	3.38%, 05/15/2044	52,274,336
14,635,000	3.63%, 08/15/2043	12,599,249
31,690,000	3.63%, 05/15/2053	25,509,212
19,765,000	4.00%, 11/15/2042	18,038,651
62,680,000	4.25%, 08/15/2054	56,380,170
11,555,000	4.75%, 08/15/2055	11,300,429
20,075,000	4.88%, 08/15/2045	20,191,059
		478,729,669
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
38,482,363	0.25%, 02/15/2050(17)	22,124,547
8,537,429	0.63%, 02/15/2043(17)	6,375,219
43,949,890	0.75%, 02/15/2042(17)	34,299,733
19,644,510	0.75%, 02/15/2045(17)	14,334,424
8,092,489	1.00%, 02/15/2046(17)	6,098,887
22,540,020	1.38%, 02/15/2044(17)	18,897,330
		102,130,140
	U.S. Treasury Inflation-Indexed Notes - 1.3%
57,437,700	1.75%, 01/15/2034(17)	57,557,665
	U.S. Treasury Notes - 8.8%
52,960,000	0.63%, 11/30/2027	50,262,350
32,995,000	0.63%, 05/15/2030	28,950,535
125,730,000	3.75%, 04/15/2028	126,235,867
56,335,000	3.88%, 08/15/2034	55,166,489
22,605,000	4.00%, 10/31/2029	22,840,763
27,925,000	4.00%, 11/15/2035	27,353,410
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.2% - (continued)
	U.S. Treasury Securities - 23.2% - (continued)
	U.S. Treasury Notes - 8.8% - (continued)
$ 44,415,000	4.13%, 07/31/2028		$45,001,417
21,330,000	4.25%, 11/15/2034		21,428,318
12,945,000	4.25%, 05/15/2035		12,973,317
			390,212,466
	Total U.S. Government Securities (cost $1,173,828,519)		$1,028,629,940
	Total Long-Term Investments (cost $5,197,034,812)		$5,022,652,990
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
4,738,544
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value of
$4,739,989; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a market
value of $4,833,458
			$4,738,544
	Securities Lending Collateral - 0.6%
26,884,801	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(18)		26,884,801
	Total Short-Term Investments (cost $31,623,345)		$31,623,345
	Total Investments Excluding Purchased Options (cost $5,228,658,157)	113.9%	$5,054,276,335
	Total Purchased Options (cost $4,808,639)	0.1%	$4,566,016
	Total Investments (cost $5,233,466,796)	114.0%	$5,058,842,351
	Other Assets and Liabilities	(14.0)%	(620,885,622)
	Net Assets	100.0%	$4,437,956,729
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$1,168,809,281, representing 26.3% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $147,602,523, representing 3.3% of net assets.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Represents entire or partial securities on loan.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	The rate shown represents current yield to maturity.
(10)	Securities disclosed are principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	Market value is less than $1.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $18,583,530.
(15)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of January 31, 2026, the market value of securities pledged was $984,824.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $14,377,289.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Current yield as of period end.

OTC Swaptions Outstanding at January 31, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	67,340,000	$1,133,932	$1,087,541	$46,391
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	67,340,000	1,134,701	1,111,110	23,591
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	67,345,000	1,142,473	1,346,900	(204,427)
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	68,275,000	1,154,910	1,263,088	(108,178)
									$4,566,016	$4,808,639	$(242,623)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	2,449	03/16/2026	$186,143,383	$226,286
Euro BUXL 30-Year Bond Future	206	03/06/2026	26,830,719	(229,607)
Euro-BTP Italian Bond Future	429	03/06/2026	61,586,247	106,387
U.S. Treasury 2-Year Note Future	121	03/31/2026	25,227,555	(30,404)
U.S. Treasury 5-Year Note Future	2,146	03/31/2026	233,763,110	(776,834)
U.S. Treasury 10-Year Note Future	1,012	03/20/2026	113,170,062	(279,621)
U.S. Treasury 10-Year Ultra Future	323	03/20/2026	36,872,469	29,755
U.S. Treasury Long Bond Future	546	03/20/2026	62,858,250	(780,830)

243

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	136	03/20/2026	$15,971,500	$(437,901)
Total				$(2,172,769)
Short position contracts:
Euro-BUND Future	(749)	03/06/2026	$(113,792,763)	$(464,706)
Long Gilt Future	(615)	03/27/2026	(76,453,496)	820,441
Total				$355,735
Total futures contracts				$(1,817,034)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$2,350,000	02/20/2056	$(1,953,947)	$5,057
Government National Mortgage Association, 3.00%	2,200,000	02/20/2056	(1,986,049)	(2,137)
Government National Mortgage Association, 4.50%	6,730,000	02/20/2056	(6,570,962)	22,861
Government National Mortgage Association, 6.00%	6,890,000	02/20/2056	(7,047,588)	(27,324)
Uniform Mortgage-Backed Security, 2.50%	28,019,000	02/01/2056	(23,778,961)	(142,354)
Uniform Mortgage-Backed Security, 2.50%	49,655,000	03/01/2056	(42,121,448)	103,592
Uniform Mortgage-Backed Security, 4.00%	11,798,000	02/01/2056	(11,266,271)	(69,242)
Uniform Mortgage-Backed Security, 4.50%	8,621,000	02/01/2056	(8,445,275)	(31,224)
Uniform Mortgage-Backed Security, 4.50%	26,825,000	03/01/2056	(26,247,830)	17,531
Uniform Mortgage-Backed Security, 5.00%	31,370,000	02/01/2056	(31,361,358)	(42,034)
Uniform Mortgage-Backed Security, 5.00%	30,635,000	03/01/2056	(30,583,480)	(1,160)
Uniform Mortgage-Backed Security, 6.00%	3,475,000	02/01/2056	(3,558,328)	8,433
Uniform Mortgage-Backed Security, 6.50%	4,660,000	02/01/2056	(4,825,648)	8,009
Total TBA sale commitments (proceeds receivable $199,597,153)			$(199,747,145)	$(149,992)
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (4.5)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX-EUR S44.V1	EUR	8,450,000	1.00%	12/20/2030	Quarterly	$225,409	$—	$235,799	$10,390
Total centrally cleared credit default swap contracts						$225,409	$—	$235,799	$10,390

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$(147,881)	$(147,881)
3.38% Fixed	12 Mo. USD SOFR	USD	8,625,000	05/31/2030	Annual	—	—	28,641	28,641
3.60% Fixed	12 Mo. USD SOFR	USD	19,100,000	11/15/2032	Annual	—	—	62,874	62,874
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(144,960)	296,156	441,116
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(68,280)	5,411,733	5,480,013
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	8,786	—	3,429,363	3,420,577
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	79,518	—	1,729,334	1,649,816
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(78,328)	1,287,551	1,365,879

244

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	$50,884	$—	$1,262,007	$1,211,123
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,459	—	564,027	553,568
Total centrally cleared interest rate swaps contracts						$149,647	$(291,568)	$13,923,805	$14,065,726

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,242,000	EUR	20,486,705	USD	DEUT	02/27/2026	$(23,659)
798,000	EUR	938,810	USD	SSG	03/18/2026	9,283
857,000	EUR	1,012,206	USD	WFB	03/18/2026	5,985
391,000	EUR	460,844	USD	NWM	03/18/2026	3,698
900,000	GBP	1,230,527	USD	HSBC	02/27/2026	954
158,879,493	USD	133,716,000	EUR	DEUT	02/27/2026	183,480
27,457,582	USD	23,356,000	EUR	DEUT	03/18/2026	(291,391)
1,873,640	USD	1,356,000	GBP	DEUT	02/27/2026	18,209
9,388,919	USD	6,867,000	GBP	HSBC	02/27/2026	(7,282)
Total foreign currency contracts						$(100,723)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$860,504,977	$—	$860,504,977	$—
Convertible Bonds	1,780,091	—	1,780,091	—
Corporate Bonds	1,180,307,568	—	1,180,307,568	—
Foreign Government Obligations	163,620,513	—	163,620,513	—
Municipal Bonds	19,707,813	—	19,707,813	—
U.S. Government Agencies	1,768,102,088	—	1,768,102,088	—
U.S. Government Securities	1,028,629,940	—	1,028,629,940	—
Short-Term Investments	31,623,345	26,884,801	4,738,544	—
Purchased Options	4,566,016	—	4,566,016	—
Foreign Currency Contracts(2)	221,609	—	221,609	—
Futures Contracts(2)	1,182,869	1,182,869	—	—
Swaps - Credit Default(2)	10,390	—	10,390	—
Swaps - Interest Rate(2)	14,213,607	—	14,213,607	—
Total	$5,074,470,826	$28,067,670	$5,046,403,156	$—
Liabilities
Foreign Currency Contracts(2)	$(322,332)	$—	$(322,332)	$—
Futures Contracts(2)	(2,999,903)	(2,999,903)	—	—
Swaps - Interest Rate(2)	(147,881)	—	(147,881)	—
TBA Sale Commitments	(199,747,145)	—	(199,747,145)	—
Total	$(203,217,261)	$(2,999,903)	$(200,217,358)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

245

The Hartford World Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%
	Bermuda - 0.3%
$ 433,136	AREIT Trust 5.79%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$433,565
	Bellemeade Re Ltd.
1,233,570	5.25%, 10/25/2035, 30 day USD SOFR Average + 1.55%(1)(2)	1,234,908
2,505,000	7.95%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,573,054
	Home Re Ltd.
2,017,420	8.30%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,060,367
1,000,000	9.70%, 10/25/2033, 30 day USD SOFR Average + 6.00%(1)(2)	1,075,166
1,914,004	Radnor RE Ltd. 10.45%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	1,984,595
1,460,000	TSTAT Ltd. 5.52%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,451,698
		10,813,353
	Cayman Islands - 2.0%
955,000	ACREC LLC 5.40%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	956,194
2,135,000	Anchorage Capital CLO 28 Ltd. 5.17%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,141,390
2,000,000	Apidos CLO XXX Ltd. 5.17%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,001,426
	Bain Capital Credit CLO Ltd.
2,145,000	5.57%, 07/24/2034, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,145,253
2,500,000	5.57%, 04/22/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,501,788
480,000	BDS Ltd. 6.09%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	480,302
3,500,000	Benefit Street Partners CLO XXII Ltd. 5.42%, 04/20/2035, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,516,695
1,891,530	BSPRT Issuer Ltd. 5.94%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	1,895,638
2,310,000	Buckhorn Park CLO Ltd. 6.57%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,313,338
915,000	BXMT Ltd. 5.15%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	915,081
2,890,000	CIFC Funding Ltd. 5.33%, 01/21/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,893,014
118,333	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	117,743
865,000	Franklin Park Place CLO VI LLC 5.67%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	869,977
860,000	GoldenTree Loan Management U.S. CLO 8 Ltd. 6.57%, 10/20/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	863,140
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.27%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,251,398
2,275,000	Golub Capital Partners Static Ltd. 5.32%, 07/20/2035, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,274,961
770,000	Greystone CRE Notes Ltd. 5.79%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	769,004
1,095,441	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,084,831
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	Cayman Islands - 2.0% - (continued)
$ 1,129,219	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	$1,106,626
3,000,000	HPS Loan Management Ltd. 5.52%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	3,006,810
1,500,000	OZLM XVIII Ltd. 5.78%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,505,277
1,725,000	Palmer Square CLO Ltd. 5.52%, 07/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,738,916
	Palmer Square Loan Funding Ltd.
3,000,000	5.07%, 07/15/2033, 3 mo. USD Term SOFR + 1.40%(1)(2)	3,001,728
345,000	5.13%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	345,000
1,910,000	5.32%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,911,815
2,375,000	5.37%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,376,665
1,645,000	6.10%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,645,270
1,935,000	6.22%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,943,446
2,500,000	8.11%, 01/15/2034, 3 mo. USD Term SOFR + 4.40%(1)(2)	2,505,357
4,000,000	Riserva CLO Ltd. 5.42%, 01/18/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,003,708
2,989,334	Rockford Tower CLO Ltd. 5.58%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,997,372
3,140,000	Sixth Street CLO VIII Ltd. 5.47%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,141,262
1,500,000	Sound Point CLO II Ltd. 5.78%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,501,991
835,000	Sound Point CLO V-R Ltd. 7.03%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	835,000
1,350,000	Sound Point CLO XXXIII Ltd. 5.57%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,351,802
2,545,000	Southwick Park CLO LLC 5.22%, 07/20/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,544,163
1,000,000	Symphony CLO XXII Ltd. 5.77%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,000,302
3,500,000	Symphony CLO XXIX Ltd. 5.57%, 10/15/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	3,510,472
81,414	Thunderbolt II Aircraft Lease Ltd. 5.96%, 09/15/2038(1)(3)	81,455
	TRTX Issuer Ltd.
635,000	5.38%, 06/18/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	634,999
1,400,000	5.72%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,395,232
		76,075,841
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC 3.57%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	513,846

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	Jersey - 0.1%
$ 1,040,000	Hartwick Park CLO Ltd. 5.37%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	$1,040,661
3,500,000	Juniper Valley Park CLO Ltd. 4.75%, 07/20/2036, 3 mo. USD Term SOFR + 1.08%(1)(2)	3,508,586
1,515,000	OCP Aegis CLO Ltd. 5.52%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,517,382
		6,066,629
	United States - 7.4%
2,685,000	280 Park Avenue Mortgage Trust 4.85%, 09/15/2034, 1 mo. USD Term SOFR + 1.18%(1)(2)	2,681,644
	AASET Trust
2,038,115	2.80%, 01/15/2047(1)	1,938,650
468,930	3.54%, 01/15/2047(1)	449,183
2,344,252	6.26%, 05/16/2049(1)	2,417,550
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(2)	1,198,105
3,810,000	ALA Trust 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	3,840,956
1,991,130	Ally Bank Auto Credit-Linked Notes 4.94%, 09/15/2033(1)	1,999,237
	Angel Oak Mortgage Trust
620,013	1.98%, 10/25/2066(1)(2)	544,268
1,675,000	3.81%, 04/25/2065(1)(2)	1,602,158
1,637,670	5.30%, 12/25/2055, 30 day USD SOFR Average + 1.60%(1)(2)	1,648,406
1,438,334	5.62%, 05/25/2069(1)(3)	1,451,439
475,000	AREIT Trust 5.68%, 07/25/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	474,999
2,530,000	BAHA Trust 7.77%, 12/10/2041(1)(2)	2,657,672
2,250,000	Bain Capital Credit CLO Ltd. 7.37%, 07/17/2035, 3 mo. USD Term SOFR + 3.70%(1)(2)	2,241,520
1,545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	1,344,680
4,996,936	BBCMS Mortgage Trust 1.59%, 04/15/2053(2)(4)	212,207
339,000	BDS LLC 5.83%, 03/19/2043, 1 mo. USD Term SOFR + 2.15%(1)(2)	339,848
	Benchmark Mortgage Trust
2,464,225	1.00%, 03/15/2052(2)(4)	59,865
1,888,000	2.94%, 02/15/2053(2)	1,725,661
2,080,000	BFLD Commercial Mortgage Trust 5.52%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,085,200
803,449	Blackbird Capital II Aircraft Lease Ltd. 2.44%, 07/15/2046(1)	767,959
4,450,000	BOCA Commercial Mortgage Trust 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	4,470,859
	BPR Trust
1,150,000	5.21%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,143,259
460,000	5.85%, 11/05/2041(1)(2)	467,978
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(2)	414,720
1,090,000	2.32%, 02/25/2049(1)(2)	926,286
1,334,000	5.09%, 05/25/2060(1)(2)	1,329,310
	Bridgecrest Lending Auto Securitization Trust
2,880,000	4.10%, 07/17/2028	2,880,107
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	United States - 7.4% - (continued)
$ 2,940,000	4.99%, 11/17/2031	$2,949,296
	Business Jet Securities LLC
751,721	5.36%, 09/15/2039(1)	759,482
469,530	6.20%, 05/15/2039(1)	483,452
	BX Trust
1,100,000	5.18%, 12/13/2042(1)(2)	1,113,429
3,300,000	5.48%, 12/15/2042, 1 mo. USD Term SOFR + 1.80%(1)(2)	3,312,374
2,165,000	5.52%, 12/13/2042(1)(2)	2,199,440
2,386,230	6.22%, 04/15/2041, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,389,213
2,766,232	BXSC Commercial Mortgage Trust 6.07%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	2,773,148
6,749,521	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(2)(4)	170,076
238,798	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	236,410
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(2)	1,855,887
552,000	5.11%, 02/25/2071(1)(3)	552,234
2,050,848	5.99%, 12/26/2069(1)(3)	2,073,256
1,787,581	7.18%, 09/25/2068(1)(3)	1,817,730
	Commercial Mortgage Trust
604,121	3.88%, 02/10/2047(2)	593,451
1,650,000	3.93%, 02/10/2047(2)	1,589,838
2,511,938	CRB Commercial Mortgage Trust 3.87%, 09/15/2058(1)(2)	2,507,870
	CSMC Trust
1,425,355	1.38%, 07/25/2066(1)(2)	1,240,511
1,286,668	2.84%, 10/25/2066(1)(2)	1,165,707
1,074,364	7.56%, 12/27/2060(1)(2)	1,097,110
695,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(2)	710,024
	Ellington Financial Mortgage Trust
1,416,489	0.80%, 02/25/2066(1)(2)	1,248,913
975,000	5.24%, 05/25/2065(1)(2)	973,560
	Exeter Automobile Receivables Trust
3,430,000	4.08%, 09/15/2028	3,431,020
3,235,000	5.00%, 05/17/2032	3,240,713
1,195,000	5.70%, 07/16/2029	1,212,344
2,000,000	5.81%, 12/16/2030	2,052,704
	Extended Stay America Trust
3,660,000	4.87%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	3,668,006
825,000	5.07%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	828,094
1,115,000	6.57%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	1,124,059
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,362,123	4.60%, 09/25/2045, 30 day USD SOFR Average + 0.90%(1)(2)	1,362,568
1,473,322	4.65%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,474,793
1,054,185	4.70%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,057,511
1,422,623	4.70%, 05/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,423,980
1,184,971	4.70%, 07/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,187,187
1,200,000	5.20%, 05/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,204,822
2,275,000	5.30%, 07/25/2045, 30 day USD SOFR Average + 1.60%(1)(2)	2,283,611

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	United States - 7.4% - (continued)
$ 3,430,000	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	$3,440,736
835,000	5.90%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	845,146
3,550,000	5.95%, 03/25/2045, 30 day USD SOFR Average + 2.25%(1)(2)	3,594,488
765,000	6.70%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	781,700
1,415,000	6.80%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,470,650
2,700,000	6.81%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,743,753
2,356,739	7.06%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,402,286
2,387,983	7.21%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,425,308
2,950,000	7.25%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,082,608
2,105,000	7.46%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,167,838
1,411,162	7.56%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,433,671
1,260,000	7.60%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,328,379
2,310,000	7.60%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,439,787
3,840,000	8.06%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,146,551
1,715,000	8.20%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,770,737
3,189,312	9.06%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	3,238,812
2,500,000	9.20%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	2,582,217
2,500,000	9.70%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,578,325
1,436,000	10.70%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,530,503
2,000,000	11.35%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	2,114,444
1,387,537	13.06%, 04/25/2029, 30 day USD SOFR Average + 9.36%(2)	1,459,631
2,967,506	14.06%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	3,086,227
2,662,415	14.56%, 01/25/2029, 30 day USD SOFR Average + 10.86%(2)	2,768,934
1,304,011	15.56%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,333,804
	FIGRE Trust
455,000	4.98%, 01/25/2056(1)(2)	455,103
1,720,857	5.83%, 01/25/2055(1)(2)	1,727,789
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	598,883
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	940,649
3,501,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	3,559,200
	GCAT Trust
3,135,414	4.21%, 02/25/2067(1)(2)	3,125,558
1,918,217	5.14%, 10/25/2070(1)(3)	1,923,993
2,890,000	GCRED BSL CLO 1 5.11%, 01/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	2,890,170
504,000	GS Mortgage-Backed Securities Trust 5.23%, 03/25/2066(1)(3)	504,357
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	United States - 7.4% - (continued)
$ 2,410,000	Hertz Vehicle Financing III LP 2.52%, 12/27/2027(1)	$2,369,622
1,150,714	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,164,036
2,026,932	Home Partners of America Trust 4.73%, 04/17/2039(1)	2,011,020
1,600,000	Home Re Ltd. 6.38%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	1,602,147
1,400,000	HONO Mortgage Trust 5.65%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,365,612
	Imperial Fund Mortgage Trust
3,031,315	5.39%, 08/25/2067(1)(3)	3,027,880
2,925,000	6.25%, 08/25/2067(1)(3)	2,920,517
1,240,000	Jersey Mike's Funding LLC 4.95%, 02/15/2056(1)	1,240,000
1,328,568	JP Morgan Chase Bank NA 8.14%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,406,973
3,281,480	JP Morgan Chase Commercial Mortgage Securities Trust 3.46%, 08/15/2049	3,052,312
2,603,227	JPMBB Commercial Mortgage Securities Trust 0.33%, 09/15/2047(2)(4)	43
	Legacy Mortgage Asset Trust
364,315	5.75%, 04/25/2061(1)(3)	363,092
241,239	5.89%, 10/25/2066(1)(3)	240,726
1,674,672	7.25%, 07/25/2061(1)(3)	1,676,217
2,910,000	MAPS Trust 5.20%, 01/15/2051(1)	2,942,586
769,602	MFA Trust 5.75%, 11/25/2067(1)(3)	767,210
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 05/15/2046(1)(2)	832,254
6,915,286	Morgan Stanley Capital I Trust 1.30%, 06/15/2050(2)(4)	81,162
995,000	Morgan Stanley Residential Mortgage Loan Trust 5.13%, 12/25/2070(1)(3)	995,116
	Multifamily Connecticut Avenue Securities Trust
1,374,195	6.10%, 05/25/2055, 30 day USD SOFR Average + 2.40%(1)(2)	1,394,484
1,569,196	6.45%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,590,813
1,076,325	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,034,604
	New Residential Mortgage Loan Trust
1,892,476	5.01%, 10/26/2065(1)(2)	1,898,595
360,000	5.08%, 11/25/2065(1)(3)	360,299
140,000	NYC Commercial Mortgage Trust 5.20%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	140,000
	OBX Trust
1,285,000	5.14%, 12/01/2065(1)(3)	1,286,184
774,670	5.93%, 11/25/2063(1)(3)	780,508
583,819	6.44%, 01/25/2064(1)(3)	591,735
912,555	OLIT Trust 3.00%, 11/25/2038(1)(2)	888,291
	Pretium Mortgage Credit Partners LLC
3,190,000	5.07%, 02/25/2056(1)(3)	3,191,740
1,102,345	5.18%, 01/25/2056(1)(3)	1,102,361
2,968,657	5.27%, 12/25/2055(1)(3)	2,970,193
1,115,000	8.72%, 05/25/2055(1)(3)	1,122,722
	Progress Residential Trust
1,970,000	3.18%, 10/17/2038(1)	1,945,785

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	United States - 7.4% - (continued)
$ 845,000	3.33%, 07/17/2041(1)	$804,318
1,000,000	3.40%, 04/17/2041(1)(2)	947,309
1,230,000	3.75%, 02/17/2041(1)	1,191,638
1,125,000	4.00%, 02/17/2043(1)	1,072,628
1,355,000	4.65%, 03/17/2040(1)	1,349,552
910,000	5.50%, 10/27/2039(1)	909,437
	PRPM LLC
1,015,220	4.50%, 02/25/2055(1)(3)	1,010,565
2,245,711	5.77%, 08/25/2028(1)(3)	2,242,841
1,755,251	5.87%, 11/25/2029(1)(3)	1,749,610
1,712,053	6.47%, 05/25/2030(1)(3)	1,703,123
1,433,293	PRPM Trust 4.40%, 04/25/2067(1)(3)	1,428,683
1,040,000	RFR Trust 5.82%, 03/11/2041(1)(2)	1,058,979
710,000	Santander Bank Auto Credit-Linked Notes 4.66%, 01/16/2034(1)	712,599
2,202,846	Sonic Capital LLC 3.85%, 01/20/2050(1)	2,182,335
	STAR Trust
2,729,000	5.08%, 08/17/2042, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,733,100
555,802	6.20%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	555,960
2,227,029	Stonepeak ABS 2.68%, 02/28/2033(1)	2,175,094
2,444,063	Subway Funding LLC 6.03%, 07/30/2054(1)	2,476,266
	Towd Point Mortgage Trust
5,261,197	5.05%, 09/25/2065, 30 day USD SOFR Average + 1.35%(1)(2)	5,277,492
2,301,712	6.13%, 02/25/2064(1)(2)	2,334,587
3,147,000	Triangle Re Ltd. 8.95%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,288,720
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	487,277
2,100,000	4.77%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,101,512
840,000	5.02%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	840,684
1,210,000	5.70%, 06/17/2040(1)	1,224,338
776,753	Truist Bank Auto Credit-Linked Notes 4.73%, 09/26/2033(1)	780,474
4,440,000	VCAT LLC 5.10%, 01/25/2056(1)(3)	4,439,982
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(2)	1,584,728
1,305,000	4.14%, 10/25/2066(1)(2)	1,070,981
702,638	6.15%, 07/25/2069(1)(3)	710,181
1,135,959	6.19%, 06/25/2069(1)(3)	1,152,445
847,000	6.22%, 06/25/2069(1)(3)	858,984
1,261,551	VINE Trust 4.50%, 03/17/2041(1)	1,242,043
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(2)	1,025,182
128,005	VOLT C LLC 5.99%, 05/25/2051(1)(3)	127,405
89,066	VOLT XCV LLC 6.24%, 03/27/2051(1)(3)	88,989
987,084	VOLT XCVII LLC 8.83%, 04/25/2051(1)(3)	987,709
879,505	Wave LLC 3.60%, 09/15/2044(1)	862,627
2,370,000	WBHT Commercial Mortgage Trust 5.42%, 06/15/2042, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,380,358
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(2)	1,414,769
	Wells Fargo NA
3,203,902	0.93%, 02/15/2052(2)(4)	68,508
9,689,488	1.00%, 04/15/2052(2)(4)	255,401
9,036,743	1.19%, 03/15/2063(2)(4)	324,870
2,240,000	4.65%, 11/15/2061(2)	2,109,177
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8% - (continued)
	United States - 7.4% - (continued)
$ 928,906	WFRBS Commercial Mortgage Trust 4.51%, 09/15/2046(1)(2)	$896,450
525,645	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	539,127
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(2)	1,205,159
		287,510,821
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $380,892,843)	$380,980,490
CONVERTIBLE BONDS - 0.2%
	United States - 0.2%
925,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(5)	$953,675
242,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(5)	254,850
925,000	Datadog, Inc. 0.00%, 12/01/2029(5)	909,737
945,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(5)	1,044,309
1,008,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	980,913
673,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	681,443
895,000	Semtech Corp. 0.00%, 10/15/2030(1)(5)	1,006,729
675,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	634,905
644,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	659,134
561,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	573,623
		7,699,318
	Total Convertible Bonds (cost $7,567,073)	$7,699,318
CORPORATE BONDS - 16.4%
	Australia - 0.0%
625,000	Fortescue Treasury Pty. Ltd. 5.88%, 04/15/2030(1)	$643,087
	Canada - 0.7%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	869,830
	Enbridge, Inc.
6,885,000	4.60%, 06/20/2028	6,980,206
7,645,000	5.95%, 04/05/2054	7,730,669
665,000	Enerflex, Inc. 6.88%, 01/15/2031(1)	687,268
	Garda World Security Corp.
1,321,000	6.50%, 01/15/2031(1)	1,354,108
900,000	8.38%, 11/15/2032(1)	923,999
195,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	198,298
10,350,000	Open Text Corp. 3.88%, 02/15/2028(1)	10,018,917
		28,763,295
	Chile - 0.1%
3,005,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	3,020,025
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,173,128
8,250,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(6)	8,186,109
		9,359,237

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	Colombia - 0.2%
	Ecopetrol SA
$ 3,870,000	5.88%, 11/02/2051	$2,794,175
4,002,000	8.38%, 01/19/2036	4,140,557
		6,934,732
	Czech Republic - 0.1%
	CPI Property Group SA
EUR 1,150,000	4.75%, 07/22/2030(6)	1,333,893
1,180,000	4.88%, 08/18/2026, (4.88% fixed rate until 08/18/2026; 5 yr. EUR Swap + 5.73% thereafter)(2)(6)(7)	1,372,143
		2,706,036
	Denmark - 0.0%
	Genmab AS/Genmab Finance LLC
$ 355,000	6.25%, 12/15/2032(1)	363,888
200,000	7.25%, 12/15/2033(1)	211,672
		575,560
	France - 0.3%
1,360,887	Altice France SA 6.50%, 04/15/2032(1)	1,329,192
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	363,671
	Bertrand Franchise Finance SAS
EUR 510,000	5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	592,096
1,100,000	6.50%, 07/18/2030(6)(8)	1,304,321
145,000	6.50%, 07/18/2030(1)	171,933
1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,598,822
$ 515,000	Forvia SE 6.75%, 09/15/2033(1)	528,050
	Orange SA
3,585,000	4.75%, 01/13/2033(1)	3,576,580
2,740,000	5.00%, 01/13/2036(1)	2,717,509
960,000	5.75%, 01/13/2056(1)	962,717
		13,144,891
	Germany - 0.0%
700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)(8)	700,204
	India - 0.5%
	Adani Ports & Special Economic Zone Ltd.
3,105,000	4.00%, 07/30/2027(6)	3,058,402
4,650,000	4.20%, 08/04/2027(6)	4,590,915
9,530,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	9,457,509
3,735,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	3,831,307
		20,938,133
	Indonesia - 0.1%
5,746,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(6)	5,803,467
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	9,980,172
370,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	374,792
		10,354,964
	Israel - 0.1%
2,114,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	2,053,461
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,829,577
		3,883,038
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	Italy - 0.3%
$ 7,570,000	Eni SpA 5.75%, 05/19/2035(1)	$7,931,701
1,300,000	Fibercop SpA 7.20%, 07/18/2036(1)	1,315,366
EUR 645,000	IMA Industria Macchine Automatiche SpA 5.77%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	767,038
		10,014,105
	Japan - 0.1%
	Nissan Motor Co. Ltd.
$ 865,000	4.35%, 09/17/2027(1)	855,581
500,000	7.75%, 07/17/2032(1)	527,688
900,000	Rakuten Group, Inc. 5.13%, 04/22/2026, (5.13% fixed rate until 04/22/2026; 5 yr. USD CMT + 4.58% thereafter)(1)(2)(7)	897,089
		2,280,358
	Mexico - 0.3%
4,100,000	Petroleos Mexicanos 7.69%, 01/23/2050	3,688,445
7,186,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	6,774,666
		10,463,111
	Netherlands - 0.0%
600,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	656,526
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)(8)	760,716
		1,417,242
	Saudi Arabia - 0.1%
$ 2,650,000	Saudi Arabian Oil Co. 6.00%, 02/02/2056(1)	2,586,850
	Singapore - 0.1%
5,653,000	GLP Pte. Ltd. 4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(6)(7)	4,167,571
	Slovenia - 0.1%
	United Group BV
EUR 1,070,000	6.31%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,267,170
560,000	6.50%, 10/31/2031(1)	686,805
600,000	6.75%, 02/15/2031(1)	737,161
		2,691,136
	Sweden - 0.0%
1,200,000	Samhallsbyggnadsbolaget I Norden Holding AB 2.38%, 08/04/2026(6)	1,408,814
	Thailand - 0.1%
$ 3,705,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(7)	3,741,825
	United Kingdom - 0.2%
	Bellis Acquisition Co. PLC
EUR 1,090,000	8.00%, 07/01/2031(1)(8)	1,222,751
GBP 100,000	8.13%, 05/14/2030(6)	125,054
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	427,997
	Boots Group Finco LP
EUR 115,000	5.38%, 08/31/2032(1)	140,799
GBP 205,000	7.38%, 08/31/2032(1)	290,276

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United Kingdom - 0.2% - (continued)
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
$ 590,000	7.25%, 02/15/2031(1)	$610,220
1,000,000	8.13%, 02/15/2032(1)	1,018,937
GBP 700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	1,009,354
1,010,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(6)	1,379,540
		6,224,928
	United States - 12.5%
	Acrisure LLC/Acrisure Finance, Inc.
$ 220,000	6.75%, 07/01/2032(1)	225,544
835,000	7.50%, 11/06/2030(1)	864,469
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	321,887
1,300,000	AECOM 6.00%, 08/01/2033(1)	1,331,716
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
700,000	5.50%, 03/31/2031(1)	701,238
700,000	5.75%, 03/31/2034(1)	688,432
2,495,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,625,795
1,705,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(1)	1,723,596
	Ardagh Group SA
838,155	9.50%, 12/01/2030(1)	905,689
1,645,000	12.00%, 12/01/2030(1)	1,554,525
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,320,423
1,211,000	Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(1)	1,265,258
8,455,000	AT&T, Inc. 2.25%, 02/01/2032	7,435,953
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	659,494
15,506,000	Athene Global Funding 1.73%, 10/02/2026(1)	15,275,906
1,980,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,964,763
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
12,870,000	4.75%, 04/01/2028(1)	12,601,070
900,000	5.38%, 03/01/2029(1)(8)	877,656
1,300,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	1,361,540
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,310,125
9,075,000	Block, Inc. 5.63%, 08/15/2030(1)	9,236,925
	Brandywine Operating Partnership LP
1,600,000	6.13%, 01/15/2031	1,550,232
400,000	8.88%, 04/12/2029	429,773
	Buckeye Partners LP
10,555,000	4.13%, 12/01/2027	10,433,415
1,200,000	6.75%, 02/01/2030(1)(8)	1,257,322
	Builders FirstSource, Inc.
1,672,000	6.38%, 03/01/2034(1)	1,729,982
600,000	6.75%, 05/15/2035(1)	630,377
430,000	CACI International, Inc. 6.38%, 06/15/2033(1)	446,141
	Carnival Corp.
6,790,000	5.75%, 08/01/2032(1)	6,973,493
1,300,000	5.88%, 06/15/2031(1)	1,343,775
675,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	684,970
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United States - 12.5% - (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 1,718,000	4.25%, 01/15/2034(1)(8)	$1,451,178
510,000	4.75%, 03/01/2030(1)	487,204
3,505,000	5.13%, 05/01/2027(1)	3,506,435
4,649,000	6.38%, 09/01/2029(1)	4,693,440
1,225,000	7.38%, 03/01/2031(1)(8)	1,260,053
235,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	240,375
895,000	Century Communities, Inc. 6.63%, 09/15/2033(1)	906,430
1,240,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	1,322,105
17,290,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	13,102,203
	CHS/Community Health Systems, Inc.
265,000	9.75%, 01/15/2034(1)	276,285
1,348,000	10.88%, 01/15/2032(1)	1,451,173
110,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	113,345
5,190,000	Citigroup, Inc. 6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(7)	5,284,842
820,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	837,753
	Clear Channel Outdoor Holdings, Inc.
1,055,000	7.13%, 02/15/2031(1)	1,100,157
1,070,000	7.50%, 03/15/2033(1)	1,136,915
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	627,491
424,000	3.75%, 01/15/2032(1)	390,248
700,000	4.75%, 03/15/2028(1)	699,507
265,000	5.75%, 01/15/2034(1)	265,966
	Cloud Software Group, Inc.
340,000	6.63%, 08/15/2033(1)	325,919
1,200,000	8.25%, 06/30/2032(1)	1,220,500
1,040,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	1,048,117
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,466,625
1,375,000	Constellium SE 3.75%, 04/15/2029(1)	1,331,022
8,071,000	Corebridge Global Funding 5.35%, 06/24/2026(1)	8,115,773
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	331,271
1,390,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(1)	1,445,779
1,570,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,645,157
	CrossCountry Intermediate HoldCo LLC
305,000	6.50%, 10/01/2030(1)	309,572
1,000,000	6.75%, 12/01/2032(1)	1,008,222
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	405,326
612,000	Deluxe Corp. 8.13%, 09/15/2029(1)	642,166
1,330,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	1,414,229
8,455,000	Diamondback Energy, Inc. 3.13%, 03/24/2031	7,922,054
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5,142,000	5.88%, 08/15/2027(1)	5,167,047

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United States - 12.5% - (continued)
$ 1,680,000	10.00%, 02/15/2031(1)	$1,730,550
11,374,000	Discovery Communications LLC 3.95%, 03/20/2028	11,174,955
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,371,156
	EchoStar Corp.
2,050,118	6.75%, 11/30/2030(9)	2,086,483
2,300,000	10.75%, 11/30/2029	2,521,306
655,000	Endo Finance Holdings LP 8.50%, 04/15/2031(1)	693,060
EUR 1,510,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,753,859
$ 659,000	Energizer Holdings, Inc. 6.00%, 09/15/2033(1)	633,357
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,407,005
4,440,000	FedEx Corp. 2.40%, 05/15/2031	4,049,707
1,259,000	FirstCash, Inc. 6.88%, 03/01/2032(1)	1,308,733
8,140,000	Ford Motor Credit Co. LLC 5.13%, 11/05/2026	8,185,900
175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	178,261
5,770,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	6,143,507
	Freedom Mortgage Holdings LLC
371,000	8.38%, 04/01/2032(1)	388,096
1,175,000	9.13%, 05/15/2031(1)	1,242,290
685,000	9.25%, 02/01/2029(1)	717,109
2,100,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	2,100,069
	General Motors Financial Co., Inc.
7,785,000	5.00%, 07/15/2027	7,881,635
7,565,000	6.15%, 07/15/2035	8,004,167
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	703,511
12,055,000	Goldman Sachs Group, Inc. 5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	12,003,314
721,000	Gray Media, Inc. 10.50%, 07/15/2029(1)(8)	774,437
8,455,000	HCA, Inc. 3.63%, 03/15/2032	7,977,816
9,290,000	Hess Midstream Operations LP 5.88%, 03/01/2028(1)	9,466,259
	Howard Midstream Energy Partners LLC
1,155,000	6.63%, 01/15/2034(1)	1,185,492
145,000	7.38%, 07/15/2032(1)	153,164
	Hudson Pacific Properties LP
625,000	3.95%, 11/01/2027	600,792
1,400,000	5.95%, 02/15/2028	1,376,227
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,384,526
3,860,000	Icon Investments Six DAC 5.81%, 05/08/2027	3,932,627
418,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	395,010
1,328,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	1,306,655
8,455,000	Intel Corp. 2.00%, 08/12/2031	7,436,193
14,085,000	Intercontinental Exchange, Inc. 3.95%, 12/01/2028	14,081,415
1,585,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,646,736
680,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	682,970
1,275,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	1,296,713
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United States - 12.5% - (continued)
$ 1,321,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	$1,330,819
1,300,000	KBR, Inc. 4.75%, 09/30/2028(1)	1,283,361
1,586,000	Lamar Media Corp. 5.38%, 11/01/2033(1)	1,581,838
450,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	473,904
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	558,332
	Level 3 Financing, Inc.
13,216,000	7.00%, 03/31/2034(1)	13,689,199
230,000	8.50%, 01/15/2036(1)	235,459
6,410,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	6,611,785
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,631,974
428,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	402,377
13,160,000	Mars, Inc. 5.00%, 03/01/2032(1)	13,523,610
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	599,670
600,000	6.88%, 04/15/2028(1)	613,051
1,345,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,354,629
900,000	Mauser Packaging Solutions Holding Co. 7.88%, 04/15/2030(1)	916,875
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	876,512
900,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	964,221
	NCL Corp. Ltd.
650,000	5.88%, 01/15/2031(1)	651,779
650,000	6.25%, 09/15/2033(1)	653,591
5,510,000	6.75%, 02/01/2032(1)	5,646,681
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,044,923
1,095,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	1,115,001
939,000	Newell Brands, Inc. 6.63%, 05/15/2032(8)	919,595
947,000	Northern Oil & Gas, Inc. 7.88%, 10/15/2033(1)	956,109
	Olympus Water U.S. Holding Corp.
EUR 505,000	6.13%, 02/15/2033(1)	599,934
$ 1,005,000	7.25%, 02/15/2033(1)	1,001,089
	OneMain Finance Corp.
905,000	6.13%, 05/15/2030	922,552
240,000	7.88%, 03/15/2030	253,167
1,436,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,465,596
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	882,118
1,525,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	1,559,088
	PennyMac Financial Services, Inc.
905,000	6.75%, 02/15/2034(1)	913,267
1,145,000	6.88%, 05/15/2032(1)	1,170,143
1,300,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	1,333,099
1,440,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,496,140
1,333,000	Post Holdings, Inc. 6.50%, 03/15/2036(1)	1,334,205
	Qnity Electronics, Inc.
355,000	5.75%, 08/15/2032(1)	361,643
225,000	6.25%, 08/15/2033(1)	232,221
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	586,837

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United States - 12.5% - (continued)
$ 900,000	Rfna LP 7.88%, 02/15/2030(1)	$906,596
730,000	RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 06/15/2033(1)	756,712
	Rocket Cos., Inc.
930,000	6.13%, 08/01/2030(1)	952,142
510,000	6.38%, 08/01/2033(1)	529,105
1,325,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	1,321,692
1,225,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,292,118
	Royal Caribbean Cruises Ltd.
2,200,000	5.50%, 08/31/2026(1)	2,202,317
2,885,000	5.63%, 09/30/2031(1)	2,965,826
8,455,000	Royalty Pharma PLC 2.15%, 09/02/2031	7,470,467
1,300,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	1,310,228
1,000,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(8)(10)	922,905
1,430,000	Seagate Data Storage Technology Pte. Ltd. 5.88%, 07/15/2030(1)	1,473,155
620,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	632,519
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	193,177
625,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	646,513
1,325,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,320,602
2,097,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,112,498
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	565,014
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	573,111
690,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	716,800
	Sunoco LP
595,000	5.63%, 03/15/2031(1)	598,647
735,000	5.88%, 03/15/2034(1)	736,957
1,313,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	1,336,255
1,209,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	1,259,718
415,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	425,964
1,323,000	Tenet Healthcare Corp. 6.00%, 11/15/2033(1)	1,361,409
8,455,000	T-Mobile USA, Inc. 2.70%, 03/15/2032	7,602,874
4,408,000	TransDigm, Inc. 6.38%, 05/31/2033(1)	4,487,397
425,000	Transocean International Ltd. 7.88%, 10/15/2032(1)	448,305
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,559,804
684,000	Tronox, Inc. 9.13%, 09/30/2030(1)(8)	674,830
10,905,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	10,860,321
1,315,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,316,060
1,200,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	1,251,428
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.4% - (continued)
	United States - 12.5% - (continued)
$ 840,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	$850,917
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	958,202
835,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	817,267
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	821,767
200,000	Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030(1)	205,860
1,210,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,295,604
	Verizon Communications, Inc.
4,515,000	5.88%, 11/30/2055	4,456,814
7,085,000	6.00%, 11/30/2065	7,008,617
340,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	348,428
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,179,980
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,588,994
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(8)	636,884
	Viking Cruises Ltd.
1,379,000	5.88%, 10/15/2033(1)	1,398,019
545,000	9.13%, 07/15/2031(1)	581,281
664,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	672,507
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	136,688
	Warnermedia Holdings, Inc.
1,673,000	3.76%, 03/15/2027	1,660,637
752,000	4.28%, 03/15/2032(8)	661,760
1,325,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	1,372,341
2,344,000	Western Digital Corp. 4.75%, 02/15/2026	2,342,694
1,150,000	Wilsonart LLC 11.00%, 08/15/2032(1)(8)	1,050,423
1,400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	1,306,355
645,000	WULF Compute LLC 7.75%, 10/15/2030(1)	672,748
1,185,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	1,276,751
		483,489,828
	Total Corporate Bonds (cost $625,622,084)	$635,312,437
FOREIGN GOVERNMENT OBLIGATIONS - 62.0%
	Argentina - 0.1%
5,400,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$4,176,900
	Australia - 6.4%
	Australia Government Bonds
AUD 113,658,000	1.75%, 06/21/2051(6)	40,153,817
1,459,000	1.75%, 06/21/2051(6)	515,445
49,014,000	4.25%, 10/21/2036(6)	32,443,819
98,880,000	4.75%, 06/21/2054(6)	63,514,707
20,304,000	4.75%, 06/21/2054(6)	13,042,098
	New South Wales Treasury Corp.
21,850,000	3.50%, 11/20/2037(6)	12,566,885
24,340,000	4.75%, 02/20/2037(6)	16,002,045

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	Australia - 6.4% - (continued)
	Queensland Treasury Corp.
AUD 23,810,000	5.00%, 03/10/2036(6)	$16,099,773
20,620,000	5.25%, 08/13/2038(6)	13,880,739
	Treasury Corp. of Victoria
18,490,000	2.00%, 11/20/2037	8,884,492
12,535,000	5.00%, 11/20/2040	8,026,871
31,304,000	5.50%, 09/15/2039	21,364,974
		246,495,665
	Bulgaria - 0.1%
$ 3,518,000	Bulgaria Government International Bonds 5.00%, 03/05/2037(6)	3,469,627
	Canada - 6.9%
	Canada Government Bonds
CAD 117,034,000	2.75%, 03/01/2030	85,566,797
136,785,000	3.50%, 09/01/2029	102,823,062
108,766,000	Canada Treasury Bills 2.10%, 02/25/2026(11)	79,750,284
		268,140,143
	Colombia - 0.4%
	Colombia Government International Bonds
EUR 9,600,000	5.75%, 11/26/2034	11,047,989
$ 4,985,000	6.13%, 01/21/2031	4,964,063
		16,012,052
	Czech Republic - 4.3%
	Czech Republic Government Bonds
CZK 130,900,000	2.00%, 10/13/2033	5,457,185
2,174,010,000	3.50%, 05/30/2035	99,273,805
1,327,160,000	3.50%, 05/30/2035	60,603,320
		165,334,310
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,122,195
	Japan - 7.9%
JPY 1,083,983,690	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(12)	6,993,166
5,573,100,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	14,920,178
6,111,250,000	Japan Government Thirty Year Bonds 0.70%, 03/20/2051	20,877,603
	Japan Treasury Discount Bills
11,791,700,000	0.25%, 02/02/2026(11)	76,193,461
5,951,600,000	0.42%, 02/09/2026(11)	38,451,655
11,890,900,000	0.44%, 02/16/2026(11)	76,813,239
11,183,950,000	0.61%, 03/23/2026(11)	72,195,389
		306,444,691
	Mexico - 1.3%
MXN 156,460,500	Mexico Bonos 8.00%, 07/31/2053	7,794,344
81,757,230	Mexico Cetes 0.00%, 09/02/2027(5)	4,166,456
	Mexico Government International Bonds
$ 9,795,000	5.38%, 03/22/2033	9,645,626
14,355,000	5.63%, 02/09/2034	14,302,461
11,710,000	6.13%, 02/09/2038	11,663,160
4,615,000	6.75%, 02/09/2056	4,550,852
		52,122,899
	Netherlands - 1.1%
EUR 36,017,000	Netherlands Government Bonds 2.50%, 01/15/2030(6)	42,921,739
	New Zealand - 15.4%
	New Zealand Government Bonds
NZD 60,973,000	0.25%, 05/15/2028	34,230,116
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	New Zealand - 15.4% - (continued)
NZD 261,855,000	0.25%, 05/15/2028	$147,004,855
45,886,000	1.50%, 05/15/2031	24,274,198
131,603,000	2.00%, 05/15/2032	69,593,283
68,777,000	2.75%, 05/15/2051	27,176,136
164,398,000	3.00%, 04/20/2029	97,126,087
18,676,000	3.50%, 04/14/2033(6)	10,671,557
68,998,000	4.25%, 05/15/2034	40,994,065
66,714,000	4.25%, 05/15/2036	38,954,600
109,000,000	4.50%, 05/15/2030	67,257,796
19,498,000	4.50%, 05/15/2035	11,702,176
50,943,000	5.00%, 05/15/2054	29,692,779
		598,677,648
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,779,019
	Norway - 4.5%
	Norway Government Bonds
NOK 706,457,000	3.00%, 08/15/2033(6)	68,208,073
562,419,000	3.63%, 04/13/2034(6)	56,373,124
484,453,000	3.75%, 06/12/2035(6)	48,617,793
		173,198,990
	Romania - 0.9%
	Romania Government Bonds
RON 64,930,000	6.70%, 02/25/2032	15,260,238
66,015,000	6.70%, 02/25/2032	15,515,242
EUR 2,715,000	Romania Government International Bonds 2.75%, 04/14/2041(6)	2,237,652
		33,013,132
	Saudi Arabia - 0.6%
$ 25,785,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	25,131,074
	South Africa - 0.4%
ZAR 73,854,000	Republic of South Africa Government Bonds 9.88%, 03/31/2039	4,987,161
	Republic of South Africa Government International Bonds
$ 3,690,000	7.25%, 12/11/2055(1)	3,582,437
6,146,000	7.95%, 11/19/2054(1)	6,451,719
		15,021,317
	South Korea - 1.3%
KRW 74,158,780,000	Korea Treasury Bonds 3.50%, 09/10/2028	51,936,787
	Sweden - 7.5%
	Kommuninvest I Sverige AB
SEK 911,550,000	0.50%, 06/15/2027(6)	100,199,597
1,033,190,000	0.75%, 05/12/2028(6)	112,119,191
416,780,000	3.25%, 11/12/2029(6)	47,969,230
261,360,000	3.25%, 06/12/2030(6)	30,022,698
		290,310,716
	United Kingdom - 2.7%
	U.K. Gilts
GBP 48,500,000	1.25%, 07/31/2051(6)	29,034,484
44,458,000	4.38%, 07/31/2054(6)	52,700,257
16,460,704	U.K. Inflation-Linked Gilts 1.13%, 09/22/2035(6)(12)	21,897,231
		103,631,972
	Total Foreign Government Obligations (cost $2,324,228,645)	$2,403,940,876

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.5%(13)
	Canada - 0.0%
$ 954,135	Ontario Gaming GTA LP 7.92%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$890,180
	France - 0.0%
	Banijay Entertainment SAS
EUR 365,000	5.28%, 03/01/2028, 3 mo. EURIBOR + 3.25%	434,521
500,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	595,514
		1,030,035
	Ireland - 0.1%
1,000,000	Virgin Media Ireland Ltd. 5.44%, 07/15/2029, 1 mo. EURIBOR + 3.50%	1,173,591
	Luxembourg - 0.0%
$ 691,481	Zacapa SARL 7.42%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	688,888
	Netherlands - 0.1%
EUR 560,000	TMF Group Holding BV 5.28%, 05/03/2028, 3 mo. EURIBOR + 3.25%	666,358
622,009	Ziggo BV 4.94%, 01/31/2029, 1 mo. EURIBOR + 3.00%	727,949
		1,394,307
	United Kingdom - 0.1%
825,000	Froneri Lux Finco SARL 4.90%, 09/30/2031, 6 mo. EURIBOR + 2.75%	977,307
$ 1,071,034	Howden Group Holdings Ltd. 6.42%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,068,806
EUR 1,265,000	MasOrange Finco PLC 4.38%, 03/25/2031, 6 mo. EURIBOR + 2.25%	1,499,122
		3,545,235
	United States - 1.2%
$ 276,507	AAL Delaware Holdco, Inc. 6.42%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	276,421
2,071,353	ABG Intermediate Holdings 2 LLC 5.92%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,068,536
1,828,638	Acrisure LLC 6.67%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,821,781
1,278,538	Alliant Holdings Intermediate LLC 6.17%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	1,274,139
1,180,300	Amentum Government Services Holdings LLC 5.67%, 09/29/2031, 1 mo. USD Term SOFR + 2.00%	1,178,825
1,199,126	Athenahealth Group, Inc. 6.42%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	1,182,386
884,632	Barnes Group, Inc. 6.17%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	883,845
1,275,392	Blackhawk Network Holdings, Inc. 7.67%, 03/12/2029, 3 mo. USD Term SOFR + 4.00%	1,275,125
1,360,937	Caesars Entertainment, Inc. 5.92%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	1,350,730
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.5%(13) - (continued)
	United States - 1.2% - (continued)
$ 791,751	Cast & Crew Payroll LLC 7.42%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	$487,718
1,283,295	Charter Communications Operating LLC 5.66%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,279,740
523,687	Clarios Global LP 6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	523,850
543,637	Clearwater Analytics LLC 5.67%, 04/21/2032, 1 mo. USD Term SOFR + 2.00%	542,278
2,083,920	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,072,292
539,550	Construction Partners, Inc. 6.17%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	539,383
1,440,738	Core & Main LP 5.69%, 02/09/2031, 3 mo. USD Term SOFR + 2.00%	1,438,937
1,517,375	Cotiviti Corp. 6.45%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,400,537
362,263	DK Crown Holdings, Inc. 5.42%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	362,262
1,152,406	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,141,608
1,320,114	EP Purchaser LLC 7.44%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	788,768
681,375	Epicor Software Corp. 6.17%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	675,842
769,955	EW Scripps Co. 9.54%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	776,053
EUR 265,000	Filtration Group Corp. 5.45%, 10/21/2028, 1 mo. EURIBOR + 3.50%	315,164
$ 653,362	GFL Environmental, Inc. 6.27%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	652,820
686,330	Golden State Food LLC 7.92%, 12/04/2031, 3 mo. USD Term SOFR + 4.00%	686,934
595,959	Hilton Grand Vacations Borrower LLC 5.67%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	590,560
959,957	Hobbs & Associates LLC 6.42%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	960,360
2,442,264	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,440,262
1,899,280	Iron Mountain, Inc. 5.67%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,878,501
308,239	Kodiak Building Partners, Inc. 7.42%, 12/04/2031, 1 mo. USD Term SOFR + 3.75%	302,500
1,359,356	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,305,770
1,941,935	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,713,757
786,468	Peraton Corp. 7.52%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	725,273

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.5%(13) - (continued)
	United States - 1.2% - (continued)
$ 1,875,825	Quikrete Holdings, Inc. 5.92%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	$1,874,418
742,424	Renaissance Holding Corp. 7.67%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	623,636
420,000	Sandisk Corp. 6.67%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	420,525
742,288	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	702,887
1,097,946	SS&C Technologies, Inc. 5.67%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,096,947
1,456,562	Staples, Inc. 9.60%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,388,191
1,243,750	Tecta America Corp. 6.42%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	1,245,529
1,467,322	Townsquare Media, Inc. 8.88%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	1,063,368
	Truist Insurance Holdings LLC
682,621	6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	679,850
344,737	8.42%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	345,599
1,298,502	USI, Inc. 5.92%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,296,879
225,000	Virgin Media Bristol LLC 7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	220,617
577,564	Wand NewCo 3, Inc. 6.17%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	576,946
975,000	X Corp. 9.50%, 10/26/2029	1,007,906
		47,456,255
	Total Senior Floating Rate Interests (cost $57,447,784)	$56,178,491
U.S. GOVERNMENT AGENCIES - 1.8%
	United States - 1.8%
	Federal Home Loan Mortgage Corp. - 1.6%
5,047,170	1.87%, 11/25/2047(2)(4)	$304,286
6,240,000	1.91%, 03/25/2048(2)(4)	403,216
5,823,080	1.95%, 10/25/2047(2)(4)	354,670
7,245,592	2.11%, 06/25/2044(2)(4)	51,715
1,049,932	2.27%, 01/25/2046(2)(4)	61,667
4,594,624	2.30%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(4)	320,939
3,742,315	2.31%, 12/25/2045(2)(4)	216,943
1,038,099	2.59%, 04/25/2028(2)(4)	55,256
1,560,764	2.77%, 10/25/2055(2)(4)	224,135
775,000	2.78%, 04/25/2031(2)(4)	92,077
1,118,669	3.50%, 01/15/2033(4)	93,310
541,343	3.50%, 05/15/2036(4)	50,071
4,126,349	4.95%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,143,065
417,465	5.00%, 09/15/2036(4)	62,246
770,000	5.05%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	770,697
1,035,972	5.15%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	1,036,619
1,115,000	5.20%, 09/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,115,389
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.8% - (continued)
	United States - 1.8% - (continued)
	Federal Home Loan Mortgage Corp. - 1.6% - (continued)
$ 2,085,000	5.25%, 10/25/2045, 30 day USD SOFR Average + 1.55%(1)(2)	$2,090,291
1,255,420	5.35%, 07/25/2045, 30 day USD SOFR Average + 1.65%(1)(2)	1,255,088
1,190,000	5.65%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,202,609
3,137,392	5.75%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,108,713
394,630	6.00%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	395,005
3,209,150	6.15%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,236,827
2,430,000	6.35%, 07/25/2045, 30 day USD SOFR Average + 2.65%(1)(2)	2,396,932
3,371,329	6.55%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	3,392,500
1,490,000	6.60%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,523,987
1,490,000	7.05%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,534,238
1,709,000	7.05%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,759,658
1,075,000	7.25%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,117,924
2,304,254	7.30%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,313,768
3,175,000	7.40%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,305,713
1,045,000	7.70%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,090,185
1,095,000	8.16%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,177,782
1,525,000	8.70%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,620,125
1,930,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,017,448
2,110,000	9.05%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,245,546
1,650,000	9.35%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,738,688
2,730,000	9.45%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,935,502
3,195,000	9.70%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,419,862
2,545,000	10.45%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,744,673
600,000	10.80%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	628,799
845,000	11.30%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	946,272
600,000	11.50%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	629,814
1,086,389	15.06%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,190,784
		60,375,034
	Federal National Mortgage Association - 0.1%
7,098,025	1.35%, 12/25/2054, 30 day USD SOFR Average + 5.05%(2)(4)	240,971
3,351,113	2.50%, 02/25/2051(4)	502,318
4,593,057	2.50%, 06/25/2052(4)	689,802
3,781,865	2.50%, 09/25/2052(4)	589,886
402,564	3.00%, 01/25/2028(4)	5,691
1,974,579	3.00%, 10/25/2051(4)	322,282
1,554,477	3.00%, 01/25/2052(4)	245,329

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.8% - (continued)
	United States - 1.8% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 271,383	3.50%, 04/25/2028(4)	$3,325
3,924,425	3.50%, 11/25/2051(4)	663,534
136,296	4.00%, 01/25/2028(4)	1,688
1,291,932	4.50%, 03/25/2048(4)	248,743
1,547,743	4.50%, 05/25/2049(4)	281,442
1,037,869	5.50%, 08/25/2044(4)	156,338
382,052	5.50%, 06/25/2048(4)	69,336
		4,020,685
	Government National Mortgage Association - 0.0%
690,932	3.50%, 10/20/2029(4)	30,623
595,279	3.50%, 01/20/2030(4)	26,745
733,915	3.50%, 11/20/2031(4)	35,625
2,480,731	4.00%, 01/16/2040(4)	388,765
375,488	4.00%, 01/16/2046(4)	60,287
99,004	4.50%, 04/20/2045(4)	17,074
165,088	5.00%, 07/16/2044(4)	31,308
429,196	5.00%, 12/16/2045(4)	63,626
834,629	5.00%, 07/16/2047(4)	160,690
385,080	5.00%, 09/20/2047(4)	76,442
434,540	5.00%, 11/16/2047(4)	81,613
823,288	5.00%, 06/20/2048(4)	92,132
1,658,253	5.50%, 11/16/2046(4)	274,061
300,899	5.50%, 02/20/2047(4)	33,227
417,501	5.93%, 07/20/2039(2)(4)	2,109
652,312	6.00%, 09/20/2045(4)	128,435
		1,502,762
	Uniform Mortgage-Backed Security - 0.1%
5,095,000	5.00%, 02/01/2056(14)	5,093,596
	Total U.S. Government Agencies (cost $70,923,629)	$70,992,077
U.S. GOVERNMENT SECURITIES - 5.1%
	United States - 5.1%
	U.S. Treasury Inflation-Indexed Bonds - 0.1%
4,808,885	2.38%, 02/15/2055(12)	$4,555,234
	U.S. Treasury Inflation-Indexed Notes - 1.6%
57,873,321	2.13%, 04/15/2029(12)	59,666,970
	U.S. Treasury Notes - 3.4%
128,487,000	4.50%, 05/31/2029(15)(16)(17)	131,869,821
	Total U.S. Government Securities (cost $194,638,551)	$196,092,025
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(18)(19)	$15,668
2,085,000	Unifin Financiera SAB de CV*(10)(18)(19)	208,500
1	WW International, Inc.*	20
	Total Common Stocks (cost $125,100)	$224,188
PREFERRED STOCKS - 0.0%
	United States - 0.0%
11,838	KKR & Co., Inc. Series D, 6.25%	$579,352
	Total Preferred Stocks (cost $673,908)	$579,352
	Total Long-Term Investments (cost $3,662,119,617)	$3,751,999,254
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.8%
	Commercial Paper - 0.5%
$ 19,395,000	Oracle Corp. 4.11%, 04/10/2026(1)(11)		$19,240,693
	Repurchase Agreements - 0.3%
9,674,922
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/30/2026 at 3.66%, due on
02/02/2026 with a maturity value
of $9,677,873; collateralized by
U.S. Treasury Note at 3.75%,
maturing 06/30/2027, with a
market value of $9,868,453
			9,674,922
	Securities Lending Collateral - 0.3%
12,848,154	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(20)		12,848,154
	U.S. Treasury Securities - 1.7%
	U.S. Treasury Bills - 1.7%
67,795,000	3.58%, 04/16/2026(11)		67,301,334
	Total Short-Term Investments (cost $109,063,530)		$109,065,103
	Total Investments Excluding Purchased Options (cost $3,771,183,147)	99.6%	$3,861,064,357
	Total Purchased Options (cost $9,725,910)	0.2%	$8,690,655
	Total Investments (cost $3,780,909,057)	99.8%	$3,869,755,012
	Other Assets and Liabilities	0.2%	6,778,108
	Net Assets	100.0%	$3,876,533,120
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$825,940,515, representing 21.3% of net assets.

257

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $893,341,661, representing 23.0% of net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	The rate shown represents current yield to maturity.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $21,168,017.
(16)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of January 31, 2026, the market value of securities pledged was $2,456,003.
(17)
All, or a portion of the security, was pledged as collateral in connection with swaption contracts and foreign currency contracts. As of January 31, 2026, the market value of securities pledged was $667,113.

(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $224,168 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	15,668
			$125,100	$224,168

(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at January 31, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. SONIA Future Option	96.25	GBP	03/13/2026	1,075	GBP	2,687,500	$9,194	$273,374	$(264,180)
3 Mo. SONIA Future Option(1)	95.85	GBP	03/13/2026	1,075	GBP	2,687,500	9,194	35,819	(26,625)
Total purchased exchange-traded option contracts							$18,388	$309,193	$(290,805)

258

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Exchange-Traded Option Contracts Outstanding at January 31, 2026 – (continued)
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Exchange-Traded Option
3 Mo. SONIA Future Option(1)	96.05	GBP	03/13/2026	(2,150)	GBP	(5,375,000)	$(18,387)	$(125,428)	$107,041
Total Written Option Contract exchange-traded option contracts							$(18,387)	$(125,428)	$107,041

(1)	Investment valued using significant unobservable inputs.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call USD vs. Put AUD	UBS	0.66	AUD	02/11/2026	381,820,000	AUD	381,820,000	$46,263	$1,039,631	$(993,368)
Total purchased OTC option contracts								$46,263	$1,039,631	$(993,368)
Written option contracts:
Puts
Call USD vs. Put AUD	UBS	0.64	AUD	02/11/2026	(381,820,000)	AUD	(381,820,000)	$(9,572)	$(201,796)	$192,224
Total Written Option Contract OTC option contracts								$(9,572)	$(201,796)	$192,224

OTC Swaptions Outstanding at January 31, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	1.24%	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$34,592	$135,409	$(100,817)
5 Year Interest Rate Swap Option*	GSC	1.23%	1.23%	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	33,961	130,128	(96,167)
5 Year Interest Rate Swap Option*	BOA(1)	1.29%	1.29%	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	21,527	69,848	(48,321)
5 Year Interest Rate Swap Option*	GSC	1.44%	1.44%	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	52,320	127,862	(75,542)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	995,000	43,858	85,920	(42,062)

259

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Swaptions Outstanding at January 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	$129,988	$254,797	$(124,809)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	129,890	254,316	(124,426)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,895,000	305,364	603,710	(298,346)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	305,052	602,052	(297,000)
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	306,272	611,101	(304,829)
10 Year Interest Rate Swap Option*	MSC	2.49%	2.49%	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	237,552	477,514	(239,962)
10 Year Interest Rate Swap Option*	MSC	2.49%	2.49%	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	237,876	478,651	(240,775)
5 Year Interest Rate Swap Option*	GSC	1.77%	1.77%	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	88,050	163,685	(75,635)
5 Year Interest Rate Swap Option*	GSC	1.77%	1.77%	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	105,472	193,589	(88,117)
									$2,031,774	$4,188,582	$(2,156,808)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	1.24%	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$308,823	$135,409	$173,414
5 Year Interest Rate Swap Option*	GSC	1.23%	1.23%	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	310,845	130,162	180,683

260

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Swaptions Outstanding at January 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued)
5 Year Interest Rate Swap Option*	BOA(1)	1.29%	1.29%	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	$175,001	$69,848	$105,153
5 Year Interest Rate Swap Option*	GSC	1.44%	1.44%	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	314,478	127,862	186,616
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	995,000	122,804	85,812	36,992
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	364,273	254,796	109,477
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	364,175	254,315	109,860
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,895,000	852,586	603,710	248,876
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	852,671	602,052	250,619
10 Year Interest Rate Swap Option*	BOA(1)	2.60%	2.60%	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	853,891	611,100	242,791
10 Year Interest Rate Swap Option*	MSC	2.49%	2.49%	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	717,407	477,513	239,894
10 Year Interest Rate Swap Option*	MSC	2.49%	2.49%	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	717,731	478,651	239,080
5 Year Interest Rate Swap Option*	GSC	1.77%	1.77%	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	290,788	163,685	127,103

261

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Swaptions Outstanding at January 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued)
5 Year Interest Rate Swap Option*	GSC	1.77%	1.77%	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	$348,757	$193,589	$155,168
									$6,594,230	$4,188,504	$2,405,726
Total purchased OTC swaption contracts									$8,626,004	$8,377,086	$248,918

*	Swaptions with forward premiums.
(1)	At January 31, 2026, the counterparty had deposited in a segregated account securities with a value of $2,064,307 in connection with OTC Swaptions Contracts.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,538	03/16/2026	$116,900,173	$(165,231)
Euro BUXL 30-Year Bond Future	94	03/06/2026	12,243,144	7,110
Euro-BOBL Future	895	03/06/2026	123,710,132	408,734
Euro-BTP Future	56	03/06/2026	7,139,787	8,334
Euro-BTP Italian Bond Future	46	03/06/2026	6,603,654	5,055
Euro-Schatz Future	58	03/06/2026	7,349,748	1,346
Korean 3-Year Bond Future	3,597	03/17/2026	262,240,642	(796,364)
Korean 10-Year Bond Future	1,760	03/17/2026	135,662,081	(1,388,176)
U.S. Treasury 5-Year Note Future	271	03/31/2026	29,519,945	(151,120)
U.S. Treasury Long Bond Future	192	03/20/2026	22,104,000	(214,416)
Total				$(2,284,728)
Short position contracts:
Australian 3-Year Bond Future	(1,462)	03/16/2026	$(106,672,962)	$(35,858)
Canadian 10-Year Bond Future	(1,053)	03/20/2026	(93,634,370)	644,429
Euro-BUND Future	(320)	03/06/2026	(48,616,401)	(17,778)
French Government Bond Future	(292)	03/06/2026	(42,202,664)	(261,027)
Japanese 10-Year Bond Future	(127)	03/13/2026	(108,002,520)	1,148,666
Long Gilt Future	(726)	03/27/2026	(90,252,419)	758,295
U.S. Treasury 2-Year Note Future	(469)	03/31/2026	(97,782,836)	(25,091)
U.S. Treasury 10-Year Note Future	(753)	03/20/2026	(84,206,578)	(35,507)
U.S. Treasury 10-Year Ultra Future	(684)	03/20/2026	(78,082,875)	(121,162)
U.S. Treasury Ultra Bond Future	(426)	03/20/2026	(50,028,375)	157,346
Total				$2,212,313
Total futures contracts				$(72,415)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 5.00%	$7,165,000	02/01/2056	$(7,163,026)	$11,490
Uniform Mortgage-Backed Security, 5.00%	7,125,000	03/01/2056	(7,113,018)	1,201
Total TBA sale commitments (proceeds receivable $14,288,735)			$(14,276,044)	$12,691
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (0.4)% of total net assets.

262

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$64,711	$—	$149,638	$84,927
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	45,149	—	104,564	59,415
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	19,425	—	44,846	25,421
Total OTC credit default swap contracts							$129,285	$—	$299,048	$169,763

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S44.V1	USD	18,222,000	(1.00%)	12/20/2030	Quarterly	$360,336	$—	$198,771	$(161,565)
Total						$360,336	$—	$198,771	$(161,565)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	USD	8,694,000	(1.00%)	12/20/2030	Quarterly	$—	$(273,542)	$(278,980)	$(5,438)
Mexico Government International Bonds	USD	8,982,000	(1.00%)	12/20/2030	Quarterly	—	(29,356)	(56,069)	(26,713)
Qatar Government International Bonds	USD	8,692,000	(1.00%)	12/20/2030	Quarterly	—	(266,483)	(285,290)	(18,807)
Total						$—	$(569,381)	$(620,339)	$(50,958)
Sell protection:
Saudi Government International Bonds (A+)	USD	8,671,000	1.00%	12/20/2030	Quarterly	$115,222	$—	$113,677	$(1,545)
Total						$115,222	$(569,381)	$(506,662)	$(52,503)
Total centrally cleared credit default swap contracts						$475,558	$(569,381)	$(307,891)	$(214,068)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.06% Fixed	MXN	98,723,000	03/05/2036	Lunar	$—	$—	$741	$741
1 Mo. MXN TIIE	8.04% Fixed	MXN	149,741,000	03/05/2036	Lunar	—	—	(8,591)	(8,591)
12 Mo. CHF SARON	0.13% Fixed	CHF	200,965,000	03/18/2029	Annual	82,627	—	755,257	672,630
1.76% Fixed	12 Mo. EUR EURIBOR	EUR	8,515,000	06/15/2030	At Maturity	17,417	—	62,688	45,271
12 Mo. EUR EURIBOR	1.92% Fixed	EUR	8,515,000	06/15/2035	At Maturity	—	(31,107)	(76,967)	(45,860)
2.01% Fixed	12 Mo. EUR EURIBOR	EUR	17,368,000	01/15/2036	At Maturity	20,899	—	28,342	7,443
3.66% Fixed	12 Mo. GBP SONIA	GBP	18,258,000	06/16/2030	Annual	—	(22,689)	102,454	125,143
3.75% Fixed	12 Mo. GBP SONIA	GBP	49,648,000	08/12/2030	Annual	277,245	—	(4,126)	(281,371)
3.78% Fixed	12 Mo. GBP SONIA	GBP	21,030,000	03/18/2031	Annual	—	(35,837)	(14,585)	21,252
12 Mo. GBP UKRPI	3.48% Fixed	GBP	8,410,000	04/15/2030	At Maturity	5,722	—	50,302	44,580
12 Mo. GBP UKRPI	3.30% Fixed	GBP	7,895,000	06/15/2030	At Maturity	—	(17,371)	45,777	63,148
12 Mo. GBP UKRPI	3.24% Fixed	GBP	11,410,000	11/15/2030	At Maturity	27,783	—	(15,217)	(43,000)
3.22% Fixed	12 Mo. GBP UKRPI	GBP	8,410,000	04/15/2035	At Maturity	2,476	—	18,136	15,660
3.14% Fixed	12 Mo. GBP UKRPI	GBP	7,895,000	06/15/2035	At Maturity	31,657	—	(14,440)	(46,097)
3.11% Fixed	12 Mo. GBP UKRPI	GBP	11,410,000	11/15/2035	At Maturity	—	(35,968)	50,975	86,943
12 Mo. JPY TONAR	0.91% Fixed	JPY	3,194,415,000	09/15/2030	Annual	—	(536,833)	(515,651)	21,182

263

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. JPY TONAR	1.47% Fixed	JPY	900,038,000	03/18/2036	Annual	$—	$(6,468)	$(295,265)	$(288,797)
4.03% Fixed	12 Mo. SONIA	GBP	5,440,000	06/17/2036	Annual	16,382	—	82,989	66,607
12 Mo. USD CPI	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(35,534)	(131,813)	(96,279)
12 Mo. USD CPI	2.52% Fixed	USD	23,909,000	03/03/2030	At Maturity	—	(6,852)	(32,519)	(25,667)
2.49% Fixed	12 Mo. USD CPI	USD	27,879,000	11/29/2034	At Maturity	—	(6,670)	92,380	99,050
2.49% Fixed	12 Mo. USD CPI	USD	23,909,000	03/03/2035	At Maturity	—	(15,873)	48,480	64,353
3.31% Fixed	12 Mo. USD SOFR	USD	82,450,000	02/02/2028	Annual	3,500	—	(44,463)	(47,963)
3.34% Fixed	12 Mo. USD SOFR	USD	40,465,000	03/17/2028	Annual	296	—	(26,427)	(26,723)
3.69% Fixed	12 Mo. USD SOFR	USD	20,443,000	09/15/2030	Annual	—	(2,976)	(66,768)	(63,792)
3.19% Fixed	12 Mo. USD SOFR	USD	27,749,000	03/18/2031	Annual	22,269	—	431,254	408,985
4.13% Fixed	12 Mo. USD SOFR	USD	19,839,000	12/18/2035	Annual	25,583	—	80,801	55,218
3.53% Fixed	12 Mo. USD SOFR	USD	6,845,000	03/18/2036	Annual	8,204	—	188,216	180,012
3 Mo. AUD BBSW	4.19% Fixed	AUD	60,705,000	03/17/2028	Quarterly	—	(42,971)	(20,053)	22,918
3.84% Fixed	3 Mo. AUD BBSW	AUD	34,132,000	03/15/2031	Quarterly	418,935	—	401,327	(17,608)
1.56% Fixed	3 Mo. CNY CNRR	CNY	58,295,000	09/17/2030	Quarterly	—	—	21,037	21,037
3 Mo. COP CPIBR	10.71% Fixed	COP	12,634,130,000	03/18/2036	Quarterly	—	—	(40,575)	(40,575)
3 Mo. COP CPIBR	10.77% Fixed	COP	24,062,224,000	03/18/2036	Quarterly	—	(1)	(55,546)	(55,545)
3 Mo. COP CPIBR	10.67% Fixed	COP	24,062,224,000	03/18/2036	Quarterly	—	—	(93,670)	(93,670)
3 Mo. NZD NZDBBR	3.63% Fixed	NZD	134,815,000	02/02/2028	Semi-Annual	46,815	—	19,068	(27,747)
3.75% Fixed	3 Mo. NZD NZDBBR	NZD	53,870,000	03/18/2031	Semi-Annual	21,736	—	108,087	86,351
3 Mo. NZD NZDBBR	3.72% Fixed	NZD	44,449,000	06/17/2031	Semi-Annual	96,914	—	(252,732)	(349,646)
3 Mo. NZD NZDBBR	4.03% Fixed	NZD	35,573,000	06/21/2031	Semi-Annual	7,652	—	(155,343)	(162,995)
3 Mo. NZD NZDBBR	4.81% Fixed	NZD	17,160,000	12/18/2035	Semi-Annual	1,198	—	17	(1,181)
3 Mo. NZD NZDBBR	3.94% Fixed	NZD	11,658,000	03/18/2036	Semi-Annual	—	(26,494)	(196,893)	(170,399)
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Annual	17,259	—	(272,599)	(289,858)
3 Mo. SEK STIBOR	2.28% Fixed	SEK	265,644,000	03/18/2031	Annual	—	(146,547)	(306,296)	(159,749)
3 Mo. SEK STIBOR	3.00% Fixed	SEK	63,143,000	06/17/2036	Annual	—	(6,095)	40,204	46,299
3 Mo. ZAR JIBAR	7.45% Fixed	ZAR	179,242,000	03/18/2036	Quarterly	—	—	60,781	60,781
3 Mo. ZAR JIBAR	7.42% Fixed	ZAR	88,655,000	03/18/2036	Quarterly	—	—	18,399	18,399
3 Mo. ZAR JIBAR	7.31% Fixed	ZAR	87,839,000	03/18/2036	Quarterly	—	—	(23,100)	(23,100)
6 Mo. AUD BBSW	3.81% Fixed	AUD	43,099,000	03/18/2031	Semi-Annual	—	(1,089,657)	(1,051,457)	38,200
6 Mo. AUD BBSW	5.19% Fixed	AUD	15,749,000	12/18/2035	Semi-Annual	6,976	—	(4,949)	(11,925)
6 Mo. CAD CDOR	2.56% Fixed	CAD	37,881,000	03/18/2031	Semi-Annual	—	(217,939)	(325,868)	(107,929)
6 Mo. CAD CDOR	3.03% Fixed	CAD	9,496,000	12/17/2035	Semi-Annual	52,386	—	(80,949)	(133,335)
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	20,390,000	06/16/2030	Annual	1,685	—	(164,755)	(166,440)
2.34% Fixed	6 Mo. EUR EURIBOR	EUR	11,915,000	03/18/2031	Annual	172,937	—	121,342	(51,595)
2.78% Fixed	6 Mo. EUR EURIBOR	EUR	5,750,000	03/18/2036	Annual	2,859	—	59,519	56,660
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(84,686)	3,379,540	3,464,226
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,532)	488,718	506,250
6 Mo. HUF BIBOR	6.75% Fixed	HUF	1,813,146,000	03/18/2036	Annual	1,748	—	158,852	157,104
3.78% Fixed	6 Mo. NOK NIBOR	NOK	279,431,000	03/18/2031	Annual	—	(32,838)	458,412	491,250
3.97% Fixed	6 Mo. NOK NIBOR	NOK	225,434,000	06/21/2031	Annual	—	(5,469)	93,805	99,274
4.03% Fixed	6 Mo. NOK NIBOR	NOK	177,958,000	12/18/2035	Annual	8,575	—	171,199	162,624
6 Mo. NOK NIBOR	4.16% Fixed	NOK	174,957,000	03/18/2036	Annual	73,689	—	(66,383)	(140,072)
4.03% Fixed	6 Mo. NOK NIBOR	NOK	71,270,000	06/17/2036	Annual	1,047	—	102,737	101,690
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	(1)	151,294	151,295
BZDIOVRA	14.75% Fixed	BRL	10,808,409	01/02/2029	At Maturity	—	—	133,281	133,281
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	132,883	132,883
BZDIOVRA	13.67% Fixed	BRL	44,796,980	01/02/2031	At Maturity	—	—	263,978	263,978
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	193,697	193,697
BZDIOVRA	13.27% Fixed	BRL	45,181,341	01/02/2031	At Maturity	—	—	138,252	138,252
BZDIOVRA	13.67% Fixed	BRL	19,561,218	01/02/2031	At Maturity	—	—	114,324	114,324
BZDIOVRA	13.04% Fixed	BRL	45,029,613	01/02/2031	At Maturity	—	—	49,439	49,439
BZDIOVRA	13.03% Fixed	BRL	45,708,528	01/02/2031	At Maturity	—	—	47,195	47,195
Total centrally cleared interest rate swaps contracts						$1,474,471	$(2,424,408)	$4,608,179	$5,558,116

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
297,304,404	AUD	199,096,732	USD	TDB	02/02/2026	$7,930,235
132,045,000	AUD	89,032,698	USD	MSC	02/02/2026	2,916,413
42,195,000	AUD	28,478,075	USD	BCLY	02/02/2026	904,274

264

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
38,580,000	AUD	26,057,362	USD	GSC	02/02/2026	$807,698
32,711,000	AUD	22,010,051	USD	DEUT	02/02/2026	768,148
42,720,000	AUD	29,031,996	USD	UBS	02/02/2026	715,938
8,580,000	AUD	5,768,912	USD	CBK	02/02/2026	205,743
4,885,000	AUD	3,271,180	USD	JPM	02/02/2026	130,474
5,900,000	AUD	3,983,968	USD	BNP	02/02/2026	124,478
4,275,000	AUD	2,891,230	USD	SSG	02/02/2026	85,653
1,510,000	AUD	1,011,776	USD	BOA(1)	02/02/2026	39,708
134,614,404	AUD	93,505,596	USD	BCLY	03/04/2026	227,162
1,660,000	AUD	1,157,359	USD	TDB	03/04/2026	(1,491)
8,325,000	AUD	5,801,434	USD	RBCA	03/04/2026	(4,691)
3,920,000	AUD	2,734,944	USD	BNP	03/04/2026	(5,426)
2,080,000	AUD	1,458,095	USD	JPM	03/04/2026	(9,780)
12,475,000	AUD	8,705,526	USD	MSC	03/04/2026	(19,114)
6,660,000	AUD	4,673,745	USD	DEUT	03/04/2026	(36,350)
10,525,000	AUD	7,390,525	USD	UBS	03/04/2026	(61,909)
7,070,000	AUD	4,720,279	USD	SSG	03/18/2026	202,288
2,495,000	AUD	1,673,144	USD	CBK	03/18/2026	64,029
35,752,000	BRL	6,383,032	USD	CBK	02/03/2026	403,043
42,355,000	BRL	7,849,246	USD	GSC	02/03/2026	190,143
32,020,000	BRL	5,938,106	USD	BOA(1)	02/03/2026	139,600
10,280,000	BRL	1,906,108	USD	DEUT	02/03/2026	45,136
13,340,000	BRL	2,505,550	USD	UBS	02/03/2026	26,512
9,180,000	BRL	1,726,629	USD	BCLY	02/03/2026	15,823
12,720,000	BRL	2,426,648	USD	BCLY	03/03/2026	(26,827)
27,300,000	BRL	5,214,750	USD	GSC	03/03/2026	(64,191)
60,800,000	BRL	11,578,747	USD	CBK	03/03/2026	(107,904)
127,930,000	BRL	24,301,462	USD	MSC	03/03/2026	(165,524)
45,300,000	CAD	32,668,835	USD	UBS	02/02/2026	603,846
18,865,000	CAD	13,629,832	USD	GSC	02/02/2026	226,441
7,970,000	CAD	5,752,703	USD	TDB	02/02/2026	101,232
7,940,000	CAD	5,744,507	USD	RBCA	02/02/2026	87,394
6,840,000	CAD	4,953,914	USD	BNP	02/02/2026	70,041
5,170,000	CAD	3,745,406	USD	BCLY	02/02/2026	51,939
3,980,000	CAD	2,893,329	USD	SCB	02/02/2026	29,966
54,554,000	CAD	39,403,739	USD	WFB	02/11/2026	680,521
32,020,000	CAD	23,451,278	USD	SSG	03/04/2026	96,382
3,940,000	CAD	2,900,080	USD	RBCA	03/04/2026	(2,586)
2,110,000	CAD	1,555,223	USD	UBS	03/04/2026	(3,519)
3,940,000	CAD	2,908,672	USD	BCLY	03/04/2026	(11,177)
3,935,000	CAD	2,910,387	USD	SCB	03/04/2026	(16,569)
8,600,000	CAD	6,341,628	USD	BNP	03/04/2026	(17,147)
9,220,000	CAD	6,810,219	USD	JPM	03/04/2026	(29,786)
1,985,000	CAD	1,454,135	USD	SSG	03/18/2026	6,537
1,405,000	CAD	1,029,086	USD	CBK	03/18/2026	4,790
38,060,000	CHF	48,132,210	USD	UBS	02/02/2026	1,117,044
15,300,000	CHF	19,328,879	USD	CBK	02/02/2026	469,167
11,450,000	CHF	14,411,062	USD	RBCA	02/02/2026	405,123
9,175,000	CHF	11,483,706	USD	MSC	02/02/2026	388,651
11,445,000	CHF	14,485,812	USD	BNP	02/02/2026	323,903
10,740,000	CHF	13,578,489	USD	SSG	02/02/2026	318,961
5,925,000	CHF	7,475,534	USD	BCLY	02/02/2026	191,355
4,570,000	CHF	5,756,301	USD	DEUT	02/02/2026	157,233
4,590,000	CHF	5,816,971	USD	TDB	02/02/2026	122,442
965,000	CHF	1,208,123	USD	BOA(1)	02/02/2026	40,578
4,470,000	CHF	5,806,575	USD	CBK	03/04/2026	(3,978)
1,405,000	CHF	1,839,664	USD	BCLY	03/04/2026	(15,805)
4,445,000	CHF	5,793,841	USD	MSC	03/04/2026	(23,697)
4,445,000	CHF	5,815,513	USD	DEUT	03/04/2026	(45,369)
4,445,000	CHF	5,825,917	USD	GSC	03/04/2026	(55,773)
6,695,000	CHF	8,755,388	USD	RBCA	03/04/2026	(64,474)
19,465,000	CHF	25,499,635	USD	UBS	03/04/2026	(231,726)
3,070,000	CHF	3,988,106	USD	SSG	03/18/2026	4,093
110,000	CHF	140,520	USD	CBK	03/18/2026	2,522
7,351,700,000	CLP	8,330,721	USD	UBS	02/02/2026	82,120

265

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
870,300,000	CLP	978,965	USD	BOA(1)	02/02/2026	$16,954
3,361,000,000	CLP	3,867,664	USD	MSC	02/02/2026	(21,538)
1,700,000	CLP	1,981	USD	UBS	03/04/2026	(36)
1,670,100,000	CLP	1,935,226	USD	GSC	03/04/2026	(24,505)
76,271,000	CNH	10,931,942	USD	BNP	02/02/2026	27,626
22,071,000	CNH	3,166,714	USD	BCLY	02/02/2026	4,723
15,117,000	CNH	2,169,168	USD	CBK	02/02/2026	3,031
6,024,000	CNH	864,573	USD	BOA(1)	02/02/2026	1,030
64,088,000	CNH	9,214,193	USD	JPM	02/02/2026	(5,232)
115,251,000	CNH	16,624,283	USD	BNP	03/04/2026	(36,711)
29,169,257,000	COP	7,670,367	USD	CBK	02/02/2026	215,236
3,376,080,000	COP	889,144	USD	UBS	02/02/2026	23,544
3,826,224,000	COP	1,015,452	USD	GSC	02/02/2026	18,927
15,683,104,000	COP	4,227,641	USD	BNP	02/02/2026	12,122
1,097,796,000	COP	297,506	USD	DEUT	02/02/2026	(728)
28,599,607,000	COP	7,693,320	USD	CBK	03/04/2026	(6,037)
6,041,350,000	COP	1,638,954	USD	BNP	03/04/2026	(15,101)
7,192,096,000	COP	1,955,325	USD	MSC	03/04/2026	(22,163)
30,554,900,000	COP	8,319,918	USD	DEUT	03/04/2026	(107,073)
41,890,000	CZK	2,009,994	USD	BCLY	02/02/2026	30,163
111,152,000	CZK	5,396,383	USD	GSC	02/02/2026	17,019
133,812,000	CZK	6,546,607	USD	BNP	03/04/2026	(27,577)
311,492,000	EUR	365,553,943	USD	DEUT	02/02/2026	3,724,746
73,224,000	EUR	85,313,905	USD	GSC	02/02/2026	1,494,304
49,417,000	EUR	57,790,317	USD	BCLY	02/02/2026	794,319
19,734,000	EUR	23,027,090	USD	MSC	02/02/2026	367,880
12,287,000	EUR	14,347,417	USD	RBCA	02/02/2026	219,015
7,692,000	EUR	8,976,734	USD	UBS	02/02/2026	142,252
4,968,000	EUR	5,790,060	USD	BNP	02/02/2026	99,583
3,768,000	EUR	4,417,772	USD	CBK	02/02/2026	49,252
1,085,000	EUR	1,263,500	USD	JPM	02/02/2026	22,784
1,575,000	EUR	1,845,765	USD	BOA(1)	02/02/2026	21,423
123,000	EUR	146,147	USD	DEUT	02/27/2026	(169)
1,297,000	EUR	1,549,586	USD	JPM	03/04/2026	(9,818)
921,000	EUR	1,106,673	USD	UBS	03/04/2026	(13,283)
4,946,000	EUR	5,900,718	USD	WFB	03/04/2026	(28,943)
7,305,000	EUR	8,714,587	USD	GSC	03/04/2026	(42,262)
8,931,000	EUR	10,654,580	USD	BNP	03/04/2026	(51,906)
5,585,000	EUR	6,738,058	USD	BCLY	03/04/2026	(107,677)
17,008,000	EUR	20,352,342	USD	MSC	03/04/2026	(160,842)
127,747,000	EUR	151,922,755	USD	DEUT	03/04/2026	(264,508)
28,093,000	EUR	33,660,597	USD	SSG	03/04/2026	(309,245)
5,483,000	EUR	6,462,456	USD	CBK	03/18/2026	51,829
2,085,000	EUR	2,451,150	USD	DEUT	03/18/2026	26,013
3,018,000	EUR	3,598,624	USD	SSG	03/18/2026	(12,976)
59,477,000	GBP	80,374,420	USD	MSC	02/02/2026	1,010,545
22,733,000	GBP	30,572,839	USD	BCLY	02/02/2026	533,713
13,298,000	GBP	17,817,058	USD	GSC	02/02/2026	379,173
8,489,000	GBP	11,383,213	USD	UBS	02/02/2026	232,654
5,921,000	GBP	7,972,262	USD	BNP	02/02/2026	129,699
4,294,000	GBP	5,781,394	USD	TDB	02/02/2026	94,272
4,274,000	GBP	5,760,754	USD	DEUT	02/02/2026	87,546
66,084,000	GBP	90,366,368	USD	GSC	03/04/2026	56,347
589,000	GBP	810,580	USD	BOA(1)	03/04/2026	(4,651)
927,000	GBP	1,278,479	USD	UBS	03/04/2026	(10,065)
1,829,000	GBP	2,514,489	USD	CBK	03/04/2026	(11,869)
1,970,000	GBP	2,718,899	USD	TDB	03/04/2026	(23,349)
3,809,000	GBP	5,249,758	USD	BNP	03/04/2026	(37,905)
6,263,000	GBP	8,623,518	USD	CBA	03/04/2026	(53,858)
6,488,000	GBP	8,951,323	USD	BCLY	03/04/2026	(73,794)
3,798,000	GBP	5,071,674	USD	UBS	03/18/2026	124,986
3,289,000	GBP	4,435,555	USD	CBK	03/18/2026	64,661
2,675,000	GBP	3,666,518	USD	SSG	03/18/2026	(6,416)
1,891,700,000	HUF	5,728,655	USD	CBK	02/02/2026	148,709
646,000,000	HUF	1,947,524	USD	MSC	02/02/2026	59,548

266

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
721,000,000	HUF	2,184,109	USD	BNP	02/02/2026	$55,982
324,700,000	HUF	978,369	USD	BCLY	02/02/2026	30,449
351,700,000	HUF	1,101,100	USD	UBS	03/04/2026	(10,736)
722,400,000	HUF	2,251,079	USD	BCLY	03/04/2026	(11,446)
3,941,654,000	HUF	12,279,468	USD	GSC	03/04/2026	(59,293)
44,841,000,000	IDR	2,675,062	USD	BOA(1)	03/04/2026	(4,830)
15,680,000	ILS	4,984,186	USD	GSC	02/02/2026	74,534
9,859,000	ILS	3,108,626	USD	BCLY	02/02/2026	72,110
5,000	ILS	1,595	USD	BOA(1)	02/02/2026	18
3,154,000	ILS	1,014,471	USD	CBK	03/04/2026	3,306
3,060,000	ILS	990,452	USD	JPM	03/04/2026	(3,008)
580,000	INR	6,413	USD	SCB	02/02/2026	(109)
65,040,000	INR	713,784	USD	BCLY	02/02/2026	(6,880)
246,570,000	INR	2,689,669	USD	UBS	02/02/2026	(9,758)
467,170,000	INR	5,163,240	USD	BOA(1)	02/02/2026	(85,680)
854,323,000	INR	9,456,584	USD	JPM	02/02/2026	(171,149)
515,760,000	INR	5,598,582	USD	BOA(1)	03/04/2026	(3,290)
5,260,700,000	JPY	33,292,469	USD	BCLY	02/02/2026	708,796
2,181,700,000	JPY	13,857,987	USD	MSC	02/02/2026	242,904
1,456,600,000	JPY	9,224,954	USD	ANZ	02/02/2026	189,428
1,361,000,000	JPY	8,651,441	USD	DEUT	02/02/2026	145,053
910,100,000	JPY	5,773,158	USD	RBCA	02/02/2026	109,054
1,537,619,000	JPY	9,841,360	USD	GSC	02/02/2026	96,669
335,000,000	JPY	2,117,085	USD	SSG	02/02/2026	48,107
189,800,000	JPY	1,203,914	USD	JPM	02/02/2026	22,812
118,300,000	JPY	746,289	USD	UBS	02/02/2026	18,314
1,555,400,000	JPY	10,172,639	USD	BCLY	03/04/2026	(94,561)
2,514,219,000	JPY	16,483,859	USD	BNP	03/04/2026	(193,198)
115,761,421,000	KRW	78,506,811	USD	BOA(1)	02/02/2026	1,926,153
33,621,610,000	KRW	23,035,988	USD	CBK	02/02/2026	324,867
44,304,560,000	KRW	30,573,834	USD	JPM	02/02/2026	209,714
7,054,520,000	KRW	4,788,569	USD	SCB	02/02/2026	113,029
10,585,095,000	KRW	7,276,950	USD	BCLY	02/02/2026	77,751
2,353,930,000	KRW	1,627,216	USD	MSC	02/02/2026	8,334
5,322,965,000	KRW	3,693,350	USD	DEUT	02/02/2026	5,135
1,416,100,000	KRW	992,661	USD	GSC	03/04/2026	(7,641)
4,409,090,000	KRW	3,086,950	USD	JPM	03/04/2026	(20,048)
5,551,770,000	KRW	3,884,530	USD	BCLY	03/04/2026	(22,796)
32,860,187,000	KRW	22,936,760	USD	CBK	03/04/2026	(79,672)
115,331,810,000	KRW	80,588,826	USD	BNP	03/04/2026	(365,628)
714,540,000	MXN	40,358,362	USD	GSC	02/03/2026	514,269
295,251,000	MXN	16,448,567	USD	SSG	02/03/2026	440,180
155,200,000	MXN	8,662,724	USD	UBS	02/03/2026	214,921
30,818,000	MXN	1,738,271	USD	JPM	02/03/2026	24,560
50,570,000	MXN	2,870,998	USD	BOA(1)	02/03/2026	21,673
27,380,000	MXN	1,558,449	USD	BCLY	02/03/2026	7,723
3,869,000	MXN	216,352	USD	MSC	02/03/2026	4,960
302,990,000	MXN	17,392,555	USD	CBK	02/03/2026	(61,127)
13,010,000	MXN	755,736	USD	BOA(1)	03/04/2026	(13,489)
20,980,000	MXN	1,216,719	USD	BCLY	03/04/2026	(19,766)
134,020,000	MXN	7,676,555	USD	MSC	03/04/2026	(30,433)
100,000,000	MXN	5,768,377	USD	SGG	03/04/2026	(63,167)
201,360,000	MXN	11,589,247	USD	SSG	03/04/2026	(101,237)
317,638,000	MXN	18,411,676	USD	GSC	03/04/2026	(289,763)
259,166,000	NOK	25,979,271	USD	BCLY	02/02/2026	931,412
221,260,000	NOK	22,124,583	USD	DEUT	02/02/2026	850,105
179,420,000	NOK	17,787,914	USD	GSC	02/02/2026	842,287
124,980,000	NOK	12,528,242	USD	RBCA	02/02/2026	449,144
42,560,000	NOK	4,272,656	USD	UBS	02/02/2026	146,592
28,960,000	NOK	2,877,363	USD	MSC	02/02/2026	129,719
209,366,000	NOK	21,440,162	USD	BCLY	03/04/2026	296,609
12,410,000	NOK	1,287,533	USD	JPM	03/04/2026	897
37,620,000	NOK	3,905,359	USD	BNP	03/04/2026	420
27,930,000	NOK	2,903,372	USD	GSC	03/04/2026	(3,627)
37,310,000	NOK	3,881,537	USD	WFB	03/04/2026	(7,943)

267

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
27,970,000	NOK	2,914,573	USD	RBCA	03/04/2026	$(10,675)
24,590,000	NOK	2,577,471	USD	UBS	03/04/2026	(24,491)
26,120,000	NOK	2,737,827	USD	MSC	03/04/2026	(25,999)
195,640,000	NOK	20,372,039	USD	DEUT	03/04/2026	(60,328)
35,450,000	NOK	3,529,970	USD	CBK	03/18/2026	150,167
17,620,000	NOK	1,743,898	USD	NWM	03/18/2026	85,269
2,030,000	NOK	208,103	USD	SSG	03/18/2026	2,635
258,793,000	NZD	149,819,954	USD	DEUT	02/02/2026	6,016,802
143,970,000	NZD	83,630,536	USD	MSC	02/02/2026	3,063,531
69,265,000	NZD	39,785,825	USD	JPM	02/02/2026	1,923,314
66,445,000	NZD	38,577,619	USD	BCLY	02/02/2026	1,433,407
65,090,000	NZD	37,815,338	USD	UBS	02/02/2026	1,379,750
30,070,000	NZD	17,595,761	USD	CIBC	02/02/2026	511,418
19,900,000	NZD	11,552,735	USD	CBK	02/02/2026	430,400
17,875,000	NZD	10,356,404	USD	BOA(1)	02/02/2026	407,341
10,005,000	NZD	5,746,562	USD	RBCA	02/02/2026	278,125
9,780,000	NZD	5,785,192	USD	BNP	02/02/2026	104,007
227,278,000	NZD	136,521,645	USD	BOA(1)	03/04/2026	488,436
38,560,000	NZD	23,202,477	USD	GSC	03/04/2026	42,662
9,630,000	NZD	5,803,616	USD	MSC	03/04/2026	1,641
17,800,000	NZD	10,781,055	USD	UBS	03/04/2026	(50,676)
25,470,000	NZD	15,433,175	USD	BCLY	03/04/2026	(79,086)
1,505,000	NZD	879,543	USD	ANZ	03/18/2026	28,262
580,000	NZD	336,262	USD	CBK	03/18/2026	13,590
2,190,000	NZD	1,315,191	USD	SSG	03/18/2026	5,801
13,781,000	PEN	4,092,353	USD	CBK	02/02/2026	(2,811)
3,866,000	PEN	1,154,202	USD	CBK	03/04/2026	(7,609)
204,300,000	PHP	3,464,650	USD	GSC	02/02/2026	4,799
85,260,000	PHP	1,445,452	USD	JPM	02/02/2026	2,444
74,670,000	PHP	1,264,714	USD	BCLY	03/04/2026	2,293
216,930,000	PHP	3,680,085	USD	JPM	03/04/2026	801
160,050,000	PHP	2,718,010	USD	DEUT	03/04/2026	(2,268)
37,770,000	PLN	10,460,617	USD	BCLY	02/02/2026	169,682
15,805,000	PLN	4,389,156	USD	BNP	02/02/2026	59,133
11,975,000	PLN	3,348,982	USD	DEUT	02/02/2026	21,361
2,265,000	PLN	632,879	USD	UBS	02/02/2026	4,601
8,287,243	PLN	2,339,011	USD	BNP	03/04/2026	(6,766)
8,210,000	PLN	2,324,765	USD	GSC	03/04/2026	(14,259)
4,495,000	PLN	1,280,759	USD	UBS	03/04/2026	(15,749)
13,485,000	PLN	3,842,657	USD	BCLY	03/04/2026	(47,629)
1,451,452,000	SEK	158,322,106	USD	BCLY	02/02/2026	4,649,209
684,850,000	SEK	74,770,064	USD	GSC	02/02/2026	2,125,971
102,860,000	SEK	11,258,650	USD	UBS	02/02/2026	290,632
70,920,000	SEK	7,726,466	USD	MSC	02/02/2026	236,544
78,070,000	SEK	8,683,823	USD	RBCA	02/02/2026	81,999
26,200,000	SEK	2,899,236	USD	BNP	02/02/2026	42,541
144,442,000	SEK	16,231,059	USD	GSC	03/04/2026	11,507
7,680,000	SEK	869,267	USD	BCLY	03/04/2026	(5,648)
25,720,000	SEK	2,911,900	USD	BNP	03/04/2026	(19,675)
51,180,000	SEK	5,783,095	USD	RBCA	03/04/2026	(27,881)
51,180,000	SEK	5,794,718	USD	MSC	03/04/2026	(39,504)
34,180,000	SEK	3,713,021	USD	CBK	03/18/2026	133,705
17,660,000	SEK	1,917,089	USD	BNP	03/18/2026	70,423
2,050,000	SEK	230,485	USD	SSG	03/18/2026	228
6,290,000	SGD	4,894,826	USD	JPM	02/02/2026	50,785
1,850,000	SGD	1,438,200	USD	BCLY	02/02/2026	16,392
1,110,000	SGD	865,517	USD	BOA(1)	02/02/2026	7,238
810,000	SGD	631,488	USD	UBS	02/02/2026	5,388
3,670,000	SGD	2,916,724	USD	BCLY	03/04/2026	(25,170)
34,000,000	THB	1,085,395	USD	JPM	02/02/2026	(4,620)
350,492,000	THB	11,272,286	USD	BCLY	02/02/2026	(131,017)
67,832,000	THB	2,187,706	USD	CBK	03/04/2026	(27,127)
113,920,000	THB	3,674,839	USD	SCB	03/04/2026	(46,270)
72,730,000	TWD	2,303,332	USD	DEUT	02/02/2026	8,230
135,013,000	TWD	4,283,755	USD	BNP	02/02/2026	7,334

268

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
30,895,000	TWD	975,837	USD	JPM	02/02/2026	$6,092
3,660,000	TWD	115,552	USD	GSC	02/02/2026	773
870,000	TWD	27,425	USD	SCB	02/02/2026	226
45,520,000	TWD	1,448,989	USD	BCLY	02/02/2026	(2,237)
102,975,000	TWD	3,269,151	USD	BCLY	03/04/2026	9,883
270,313,000	TWD	8,615,270	USD	DEUT	03/04/2026	(7,691)
30,920,000	TWD	992,776	USD	JPM	03/04/2026	(8,190)
66,120,000	ZAR	3,976,473	USD	MSC	02/02/2026	115,742
53,430,000	ZAR	3,282,904	USD	BCLY	02/02/2026	23,919
15,090,000	ZAR	915,492	USD	GSC	02/02/2026	18,439
30,720,000	ZAR	1,899,403	USD	DEUT	03/04/2026	(2,265)
14,820,000	ZAR	920,274	USD	BCLY	03/04/2026	(5,053)
20,330,000	ZAR	1,295,879	USD	JPM	03/04/2026	(40,383)
184,470,000	ZAR	11,567,221	USD	SSG	03/04/2026	(175,126)
2,892,643	USD	4,225,000	AUD	DEUT	02/02/2026	(49,422)
2,869,672	USD	4,295,000	AUD	SCB	02/02/2026	(121,137)
8,639,679	USD	12,860,000	AUD	SSG	02/02/2026	(315,341)
8,613,960	USD	12,835,000	AUD	CBA	02/02/2026	(323,651)
11,560,725	USD	17,135,000	AUD	BNP	02/02/2026	(371,179)
11,518,360	USD	17,215,000	AUD	GSC	02/02/2026	(469,249)
12,156,263	USD	18,189,000	AUD	WFB	02/02/2026	(509,588)
41,860,127	USD	62,127,000	AUD	UBS	02/02/2026	(1,401,809)
62,811,904	USD	93,220,000	AUD	BCLY	02/02/2026	(2,101,544)
53,765,724	USD	80,260,000	AUD	JPM	02/02/2026	(2,123,068)
123,528,284	USD	184,480,000	AUD	MSC	02/02/2026	(4,933,771)
221,486,584	USD	330,732,000	AUD	TDB	02/02/2026	(8,817,584)
7,213,529	USD	10,270,000	AUD	UBS	03/04/2026	62,470
5,839,451	USD	8,315,000	AUD	BNP	03/04/2026	49,670
2,350,019	USD	3,320,000	AUD	GSC	03/04/2026	38,284
5,810,525	USD	8,325,000	AUD	RBCA	03/04/2026	13,782
245,656,315	USD	353,782,000	AUD	BCLY	03/04/2026	(684,056)
161,291	USD	240,000	AUD	CBK	03/18/2026	(5,812)
5,624	USD	30,000	BRL	BNP	02/03/2026	(70)
29,459	USD	165,000	BRL	CBK	02/03/2026	(1,860)
981,566	USD	5,245,000	BRL	BCLY	02/03/2026	(13,985)
2,198,036	USD	11,865,000	BRL	GSC	02/03/2026	(54,055)
2,196,815	USD	11,865,000	BRL	BOA(1)	02/03/2026	(55,276)
3,208,895	USD	17,285,000	BRL	DEUT	02/03/2026	(71,965)
1,432,051	USD	1,970,000	CAD	JPM	02/02/2026	(14,907)
4,791,739	USD	6,595,000	CAD	BCLY	02/02/2026	(52,264)
5,772,831	USD	7,970,000	CAD	GSC	02/02/2026	(81,104)
6,553,834	USD	9,045,000	CAD	TDB	02/02/2026	(89,685)
11,884,703	USD	16,470,000	CAD	UBS	02/02/2026	(212,450)
204,734,916	USD	280,243,158	CAD	BNP	02/02/2026	(1,102,641)
38,777,934	USD	54,554,000	CAD	RBCA	02/11/2026	(1,306,326)
78,009,225	USD	108,766,000	CAD	BCLY	02/25/2026	(1,951,422)
10,535,508	USD	14,275,000	CAD	BCLY	03/04/2026	37,607
4,389,309	USD	5,930,000	CAD	JPM	03/04/2026	28,359
2,732,396	USD	3,685,000	CAD	SCB	03/04/2026	22,430
2,709,701	USD	3,675,000	CAD	TDB	03/04/2026	7,089
2,913,594	USD	3,955,000	CAD	BNP	03/04/2026	5,068
191,384,371	USD	261,313,158	CAD	SSG	03/04/2026	(786,567)
189,902	USD	260,000	CAD	SSG	03/18/2026	(1,420)
2,167,577	USD	2,975,000	CAD	DEUT	03/18/2026	(21,591)
2,165,253	USD	2,985,000	CAD	CBK	03/18/2026	(31,273)
2,868,311	USD	2,275,000	CHF	BNP	02/02/2026	(75,516)
5,772,810	USD	4,560,000	CHF	RBCA	02/02/2026	(127,784)
5,755,376	USD	4,570,000	CHF	MSC	02/02/2026	(158,158)
8,622,794	USD	6,835,000	CHF	DEUT	02/02/2026	(221,627)
14,390,299	USD	11,400,000	CHF	CBK	02/02/2026	(361,186)
12,854,329	USD	10,250,000	CHF	GSC	02/02/2026	(409,067)
20,212,664	USD	15,980,000	CHF	SSG	02/02/2026	(465,295)
19,788,688	USD	15,765,000	CHF	BCLY	02/02/2026	(611,062)
73,332,281	USD	58,161,000	CHF	UBS	02/02/2026	(1,927,464)
74,908,111	USD	57,206,000	CHF	BCLY	03/04/2026	647,851

269

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,731,558	USD	11,180,000	CHF	GSC	03/04/2026	$218,575
1,165,419	USD	895,000	CHF	UBS	03/04/2026	3,602
742,123	USD	585,000	CHF	CBK	03/18/2026	(18,606)
1,226,909	USD	970,000	CHF	UBS	03/18/2026	(34,470)
872,050	USD	772,200,000	CLP	UBS	02/02/2026	(11,609)
613,974	USD	554,664,000	CLP	MSC	02/02/2026	(20,750)
1,097,149	USD	981,400,000	CLP	BNP	02/02/2026	(25,906)
921,114	USD	831,996,000	CLP	SCB	02/02/2026	(30,972)
2,890,573	USD	2,555,700,000	CLP	BOA(1)	02/02/2026	(34,016)
5,891,935	USD	5,325,425,000	CLP	BCLY	02/02/2026	(202,160)
8,087,320	USD	7,272,840,000	CLP	GSC	02/02/2026	(235,279)
8,815,801	USD	7,566,425,000	CLP	UBS	03/04/2026	159,237
7,562,616	USD	6,546,200,000	CLP	DEUT	03/04/2026	73,267
4,723,366	USD	4,070,020,000	CLP	GSC	03/04/2026	66,955
695,629	USD	599,980,000	CLP	MSC	03/04/2026	9,206
750,056	USD	5,217,000	CNH	BOA(1)	02/02/2026	412
2,770,805	USD	19,296,000	CNH	BCLY	02/02/2026	(1,885)
7,610,644	USD	53,044,000	CNH	JPM	02/02/2026	(11,378)
3,491,113	USD	24,199,000	CNH	SCB	03/04/2026	8,257
4,502,023	USD	31,227,000	CNH	JPM	03/04/2026	7,657
2,094,701	USD	14,519,000	CNH	BCLY	03/04/2026	5,045
1,737,733	USD	12,050,000	CNH	MSC	03/04/2026	3,429
3,802,512	USD	13,992,160,000	COP	DEUT	02/02/2026	19,879
1,633,962	USD	5,996,640,000	COP	CBK	02/02/2026	12,833
1,900,547	USD	7,024,100,000	COP	GSC	02/02/2026	1,656
985,164	USD	3,685,500,000	COP	BNP	02/02/2026	(11,172)
27,963	USD	104,196,000	COP	CBK	03/04/2026	(44)
36,650,416	USD	760,248,000	CZK	MSC	02/02/2026	(375,714)
126,195,467	USD	2,599,847,000	CZK	GSC	02/02/2026	(424,099)
171,246,338	USD	3,499,978,000	CZK	BNP	03/04/2026	735,011
2,707,944	USD	55,020,000	CZK	DEUT	03/04/2026	27,489
1,936,707	USD	39,240,000	CZK	MSC	03/04/2026	25,019
979,282	USD	836,000	EUR	BOA(1)	02/02/2026	(11,809)
2,877,613	USD	2,459,000	EUR	CBK	02/02/2026	(37,571)
3,121,520	USD	2,675,000	EUR	JPM	02/02/2026	(49,735)
5,779,034	USD	4,952,000	EUR	RBCA	02/02/2026	(91,641)
5,762,377	USD	4,940,000	EUR	BNP	02/02/2026	(94,071)
34,532,787	USD	29,558,000	EUR	MSC	02/02/2026	(508,691)
67,186,584	USD	57,453,000	EUR	BCLY	02/02/2026	(924,856)
100,983,666	USD	86,136,000	EUR	DEUT	02/02/2026	(1,131,924)
88,719,700	USD	75,995,000	EUR	UBS	02/02/2026	(1,373,574)
203,555,448	USD	173,905,000	EUR	GSC	02/02/2026	(2,611,681)
29,931,073	USD	25,190,006	EUR	DEUT	02/27/2026	35,224
23,248,021	USD	19,443,000	EUR	BCLY	03/04/2026	165,747
87,317,023	USD	73,442,000	EUR	DEUT	03/04/2026	128,400
11,639,715	USD	9,737,000	EUR	RBCA	03/04/2026	80,176
4,481,155	USD	3,741,000	EUR	BNP	03/04/2026	39,928
2,560,930	USD	2,135,000	EUR	UBS	03/04/2026	26,308
1,749,356	USD	1,460,000	EUR	GSC	03/04/2026	16,078
1,283,664	USD	1,070,000	EUR	JPM	03/04/2026	13,385
2,699,264	USD	2,271,000	EUR	SSG	03/04/2026	3,186
3,295,932	USD	2,813,000	EUR	CBK	03/18/2026	(46,159)
2,877,904	USD	2,140,000	GBP	TDB	02/02/2026	(50,351)
4,994,658	USD	3,707,000	GBP	WFB	02/02/2026	(77,791)
5,758,660	USD	4,284,000	GBP	BNP	02/02/2026	(103,324)
13,847,107	USD	10,282,000	GBP	UBS	02/02/2026	(222,200)
18,822,260	USD	13,925,000	GBP	BCLY	02/02/2026	(231,922)
17,276,218	USD	12,833,000	GBP	GSC	02/02/2026	(283,733)
17,281,793	USD	12,848,000	GBP	DEUT	02/02/2026	(298,684)
141,481,984	USD	104,674,000	GBP	MSC	02/02/2026	(1,748,001)
129,233	USD	94,000	GBP	CBK	02/27/2026	611
2,723,515	USD	1,992,000	GBP	BCLY	02/27/2026	(2,163)
2,903,556	USD	2,106,000	GBP	DEUT	03/04/2026	21,917
1,279,313	USD	928,000	GBP	BCLY	03/04/2026	9,531
1,163,440	USD	844,000	GBP	UBS	03/04/2026	8,595

270

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
127,705,875	USD	93,390,000	GBP	GSC	03/04/2026	$(79,630)
297,780	USD	221,000	GBP	CBK	03/18/2026	(4,606)
3,160,841	USD	1,039,300,000	HUF	GSC	02/02/2026	(68,183)
3,502,532	USD	1,150,946,000	HUF	BCLY	02/02/2026	(73,368)
33,988	USD	11,000,000	HUF	GSC	03/04/2026	(115)
2,107,001	USD	35,346,000,000	IDR	DEUT	02/02/2026	1,260
2,295,093	USD	38,687,000,000	IDR	MSC	02/02/2026	(9,689)
4,429,136	USD	74,033,000,000	IDR	SCB	03/04/2026	20,551
1,092,222	USD	3,445,000	ILS	BCLY	02/02/2026	(19,213)
6,967,527	USD	22,020,000	ILS	GSC	02/02/2026	(136,618)
3,881,728	USD	11,980,000	ILS	CBK	03/04/2026	15,853
5,235,982	USD	16,225,000	ILS	GSC	03/04/2026	271
981,650	USD	3,060,000	ILS	BCLY	03/04/2026	(5,794)
7,279,565	USD	659,780,000	INR	BOA(1)	02/02/2026	108,572
5,554,493	USD	502,390,000	INR	DEUT	02/02/2026	94,135
3,232,032	USD	291,680,000	INR	JPM	02/02/2026	61,832
2,290,557	USD	208,120,000	INR	GSC	02/02/2026	28,550
5,786	USD	530,000	INR	CBK	02/02/2026	25
313,883	USD	28,817,000	INR	CBK	03/04/2026	1,258
79,099,255	USD	11,981,300,000	JPY	JPM	02/02/2026	1,661,017
1,206,269	USD	191,500,000	JPY	BOA(1)	02/02/2026	(31,445)
9,648,806	USD	1,518,200,000	JPY	UBS	02/02/2026	(163,713)
8,687,533	USD	1,372,400,000	JPY	DEUT	02/02/2026	(182,642)
8,656,385	USD	1,371,000,000	JPY	MSC	02/02/2026	(204,743)
12,957,511	USD	2,046,700,000	JPY	BCLY	02/02/2026	(270,840)
76,057,828	USD	11,933,739,000	JPY	GSC	02/02/2026	(1,073,009)
38,939,788	USD	5,951,600,000	JPY	UBS	02/09/2026	450,991
78,222,606	USD	11,890,900,000	JPY	NWM	02/17/2026	1,276,337
47,328,550	USD	7,220,439,000	JPY	BNP	03/04/2026	544,348
5,825,835	USD	889,500,000	JPY	BCLY	03/04/2026	62,398
1,943,667	USD	296,500,000	JPY	UBS	03/04/2026	22,521
1,161,527	USD	178,000,000	JPY	SCB	03/04/2026	8,191
3,472,939	USD	535,200,000	JPY	TDB	03/04/2026	5,157
3,649,894	USD	564,300,000	JPY	SCB	03/18/2026	(10,985)
1,840,456	USD	287,200,000	JPY	CBK	03/18/2026	(22,745)
72,446,011	USD	11,183,950,000	JPY	JPM	03/23/2026	(141,765)
982,677	USD	1,440,310,000	KRW	BCLY	02/02/2026	(18,074)
4,011,931	USD	5,810,480,000	KRW	MSC	02/02/2026	(25,287)
8,695,169	USD	12,780,160,000	KRW	DEUT	02/02/2026	(184,699)
12,466,090	USD	18,264,100,000	KRW	BNP	02/02/2026	(224,111)
14,361,989	USD	21,234,200,000	KRW	GSC	02/02/2026	(391,888)
135,627,735	USD	196,388,132,000	KRW	JPM	02/02/2026	(826,012)
56,538,581	USD	81,271,948,000	KRW	CBK	03/04/2026	6,948
5,764,800	USD	8,285,170,000	KRW	MSC	03/04/2026	1,751
1,102,425	USD	19,240,000	MXN	BCLY	02/03/2026	1,871
2,448,865	USD	43,230,000	MXN	BOA(1)	02/03/2026	(23,948)
11,512,639	USD	202,510,000	MXN	CBK	02/03/2026	(71,201)
3,014,207	USD	54,130,000	MXN	DEUT	02/03/2026	(82,101)
5,727,175	USD	102,890,000	MXN	UBS	02/03/2026	(158,269)
17,332,486	USD	305,780,000	MXN	MSC	02/03/2026	(158,533)
5,744,804	USD	103,400,000	MXN	RBCA	02/03/2026	(169,812)
7,723,488	USD	138,900,000	MXN	JPM	02/03/2026	(221,776)
17,519,555	USD	313,661,000	MXN	SSG	02/03/2026	(422,267)
23,061,650	USD	412,280,000	MXN	SGG	02/03/2026	(521,310)
30,037,775	USD	518,461,000	MXN	GSC	03/04/2026	458,488
5,813,411	USD	100,000,000	MXN	CBK	03/04/2026	108,201
5,809,076	USD	100,680,000	MXN	MSC	03/04/2026	65,071
3,122,888	USD	30,610,000	NOK	MSC	02/02/2026	(55,523)
5,026,542	USD	50,490,000	NOK	UBS	02/02/2026	(216,120)
8,696,243	USD	86,470,000	NOK	DEUT	02/02/2026	(282,430)
9,800,028	USD	97,380,000	NOK	GSC	02/02/2026	(311,493)
23,345,111	USD	232,760,000	NOK	RBCA	02/02/2026	(823,687)
187,882,747	USD	1,880,713,000	NOK	BCLY	02/02/2026	(7,402,407)
5,882,586	USD	55,940,000	NOK	MSC	03/04/2026	74,791
2,925,006	USD	27,900,000	NOK	SCB	03/04/2026	28,376

271

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,921,689	USD	27,970,000	NOK	CBK	03/04/2026	$17,791
2,902,873	USD	27,930,000	NOK	DEUT	03/04/2026	3,128
195,519,598	USD	1,907,063,000	NOK	BCLY	03/04/2026	(2,475,262)
171,536	USD	1,730,000	NOK	CBK	03/18/2026	(8,059)
981,210	USD	1,705,000	NZD	BOA(1)	02/02/2026	(45,485)
5,774,464	USD	9,780,000	NZD	BNP	02/02/2026	(114,735)
11,572,604	USD	19,760,000	NZD	RBCA	02/02/2026	(326,227)
14,202,780	USD	24,485,000	NZD	UBS	02/02/2026	(541,292)
13,282,128	USD	23,117,000	NZD	JPM	02/02/2026	(638,180)
19,061,186	USD	33,025,000	NZD	BCLY	02/02/2026	(825,397)
38,436,091	USD	66,290,000	NZD	GSC	02/02/2026	(1,481,598)
106,914,109	USD	183,565,000	NZD	MSC	02/02/2026	(3,622,785)
639,811,369	USD	1,102,635,000	NZD	DEUT	02/02/2026	(24,159,689)
18,705,800	USD	30,845,000	NZD	BCLY	03/04/2026	111,498
5,849,715	USD	9,630,000	NZD	DEUT	03/04/2026	44,458
5,841,307	USD	9,625,000	NZD	GSC	03/04/2026	39,064
14,778,062	USD	24,450,000	NZD	UBS	03/04/2026	38,859
2,919,712	USD	4,815,000	NZD	BNP	03/04/2026	17,084
3,876,942	USD	6,420,000	NZD	TDB	03/04/2026	6,771
20,324,314	USD	33,730,000	NZD	MSC	03/04/2026	(9,155)
606,542,147	USD	1,009,757,000	NZD	BOA(1)	03/04/2026	(2,170,037)
26,006	USD	45,000	NZD	CBK	03/18/2026	(1,137)
2,955,203	USD	9,915,000	PEN	SCB	02/02/2026	12,904
774,257	USD	46,138,000	PHP	DEUT	02/02/2026	(9,264)
2,101,230	USD	124,750,000	PHP	GSC	02/02/2026	(17,291)
4,856,351	USD	288,782,000	PHP	JPM	02/02/2026	(47,783)
1,546,891	USD	91,330,000	PHP	BCLY	03/04/2026	(2,804)
631,914	USD	2,280,000	PLN	UBS	02/02/2026	(9,788)
6,658,342	USD	23,922,757	PLN	GSC	02/02/2026	(74,675)
8,892,354	USD	32,085,000	PLN	BCLY	02/02/2026	(137,912)
23,225,200	USD	100,706,000	RON	GSC	02/02/2026	(202,758)
31,532,936	USD	135,685,000	RON	GSC	03/04/2026	11,404
6,162,375	USD	56,350,000	SEK	UBS	02/02/2026	(164,692)
9,586,350	USD	88,280,000	SEK	BOA(1)	02/02/2026	(325,868)
34,153,461	USD	310,340,000	SEK	MSC	02/02/2026	(692,002)
38,505,346	USD	352,940,000	SEK	CBK	02/02/2026	(1,123,313)
33,160,569	USD	305,490,000	SEK	DEUT	02/02/2026	(1,140,330)
135,472,275	USD	1,247,280,000	SEK	GSC	02/02/2026	(4,574,286)
310,140,618	USD	2,843,180,000	SEK	BCLY	02/02/2026	(9,096,106)
14,615,589	USD	128,820,000	SEK	CBK	03/04/2026	129,722
10,053,839	USD	89,190,000	SEK	DEUT	03/04/2026	24,384
2,916,033	USD	25,740,000	SEK	TDB	03/04/2026	21,559
1,553,776	USD	13,680,000	SEK	MSC	03/04/2026	15,454
1,109,849	USD	9,770,000	SEK	UBS	03/04/2026	11,208
315,099,301	USD	2,812,820,000	SEK	GSC	03/04/2026	(1,203,569)
134,666	USD	1,230,000	SEK	CBK	03/18/2026	(3,762)
1,154,689	USD	1,475,000	SGD	BOA(1)	02/02/2026	(5,053)
1,267,635	USD	1,625,000	SGD	UBS	02/02/2026	(10,047)
1,728,825	USD	2,220,000	SGD	JPM	02/02/2026	(16,685)
3,053,916	USD	3,925,000	SGD	CBK	02/02/2026	(32,178)
9,740,918	USD	12,480,307	SGD	BNP	02/02/2026	(71,923)
8,613,888	USD	10,855,307	SGD	CBK	03/04/2026	61,107
2,326,884	USD	2,945,000	SGD	GSC	03/04/2026	6,550
10,088,601	USD	316,660,000	THB	BCLY	02/02/2026	22,768
1,443,517	USD	45,465,000	TWD	BNP	02/02/2026	(1,488)
1,093,686	USD	34,555,000	TWD	JPM	02/02/2026	(4,569)
1,335,578	USD	41,845,000	TWD	JPM	03/04/2026	3,107
718,850	USD	11,790,000	ZAR	JPM	02/02/2026	(10,842)
1,643,359	USD	26,880,000	ZAR	BCLY	02/02/2026	(20,264)
1,090,530	USD	18,000,000	ZAR	BNP	02/02/2026	(23,503)
3,811,102	USD	63,150,000	ZAR	DEUT	02/02/2026	(97,298)
13,593,019	USD	226,022,000	ZAR	MSC	02/02/2026	(395,648)
7,483,842	USD	119,870,000	ZAR	GSC	03/04/2026	81,172

272

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,035,234	USD	226,022,000	ZAR	BCLY	03/04/2026	$77,060
2,696,926	USD	42,960,000	ZAR	DEUT	03/04/2026	43,897
Total foreign currency contracts						$(45,485,283)

(1)	At January 31, 2026, the counterparty had deposited in a segregated account securities with a value of $2,064,307 in connection with open foreign currency contracts.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$380,980,490	$—	$380,980,490	$—
Convertible Bonds	7,699,318	—	7,699,318	—
Corporate Bonds	635,312,437	—	635,312,437	—
Foreign Government Obligations	2,403,940,876	—	2,403,940,876	—
Senior Floating Rate Interests	56,178,491	—	56,178,491	—
U.S. Government Agencies	70,992,077	—	70,992,077	—
U.S. Government Securities	196,092,025	—	196,092,025	—
Common Stocks	224,188	20	—	224,168
Preferred Stocks	579,352	579,352	—	—
Short-Term Investments	109,065,103	12,848,154	96,216,949	—
Purchased Options	8,690,655	9,194	8,672,267	9,194
Foreign Currency Contracts(2)	74,482,207	—	74,482,207	—
Futures Contracts(2)	3,139,315	3,139,315	—	—
Swaps - Credit Default(2)	169,763	—	169,763	—
Swaps - Interest Rate(2)	8,535,625	—	8,535,625	—
Total	$3,956,081,922	$16,576,035	$3,939,272,525	$233,362
Liabilities
Foreign Currency Contracts(2)	$(119,967,490)	$—	$(119,967,490)	$—
Futures Contracts(2)	(3,211,730)	(3,211,730)	—	—
Swaps - Credit Default(2)	(214,068)	—	(214,068)	—
Swaps - Interest Rate(2)	(2,977,509)	—	(2,977,509)	—
TBA Sale Commitments	(14,276,044)	—	(14,276,044)	—
Written Options	(27,959)	—	(9,572)	(18,387)
Total	$(140,674,800)	$(3,211,730)	$(137,444,683)	$(18,387)

(1)	For the period ended January 31, 2026, investments valued at $(8,827) were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

273

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBCA	Royal Bank of Canada
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.EM.HY	Credit Derivatives Emerging Markets High Yield
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
NASDAQ	National Association of Securities Dealers Automated Quotations
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

274

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited) – (continued)

Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDI	Chess Depositary Interest
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNRR	China Fixing Repo Rate
CPIBR	Consumer price index Brazil
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SARON	Swiss Average Rate Overnight
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
UKRPI	UK Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

275